Filed with the Securities and Exchange Commission on October 28, 2004
Securities Act of 1933 Registration File No. 33-84762
Investment Company Act of 1940 File No. 811-8648

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 28	[X]

and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 31	[X]

WT MUTUAL FUND

(Exact Name of Registrant as Specified in Charter)

1100 North Market Street, Wilmington, DE 19890
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 254-3948

Robert J. Christian, President	Copy to:
Wilmington Trust Company	Joseph V. Del Raso, Esq.
1100 North Market Street	Pepper Hamilton LLP
Wilmington, DE 19890	3000 Two Logan Square
(Name and Address of Agent for Service)	Philadelphia, PA 19103

It is proposed that this filing will become effective (check the appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[_] on (date) pursuant to paragraph (b)
[_] 60 days after filing pursuant to paragraph (a)(1)
[_] on (date) pursuant to paragraph (a)
[_] 75 days after filing pursuant to paragraph (a)(2)
[_] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[__]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

WILMINGTON PREMIER MONEY MARKET PORTFOLIO

of WT Mutual Fund
Institutional Shares

PROSPECTUS DATED NOVEMBER 1, 2004
       This prospectus gives vital information about the Wilmington Premier Money Market Portfolio, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

      Please note that this Portfolio:

•	is not a bank deposit

•	is not an obligation of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

•	is not federally insured

•	is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency

•	is not guaranteed to achieve its goal(s)

•	may not be able to maintain a stable $1 share price

      Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

PORTFOLIO DESCRIPTION

A look at the goals, strategies, risks and expenses of the Portfolio.	Summary 3

Performance Information 5

Fees and Expenses 6

Example 6

Investment Objective 7

Primary Investment Strategies 7

Additional Risk Information 8

Financial Highlights 9

Details about the service providers.	MANAGEMENT OF THE PORTFOLIO

Investment Adviser 10

Service Providers 11

Policies and instructions for opening, maintaining and closing an account in the Portfolio.	SHAREHOLDER INFORMATION

Pricing of Shares 12

Purchase of Shares 12

Redemption of Shares 13

Exchange of Shares 14

Distributions 15

Taxes 15

Details on the Portfolio’s master/feeder arrangement and share classes.	DISTRIBUTION ARRANGEMENTS

Master/ Feeder Structure 16

Share Classes 16

GLOSSARY 17

FOR MORE INFORMATION 18

AMENDED SCHEDULE A TO AMENDED AND RESTATED AGREEMENT
AMENDED SCHEDULES B AND C TO ADVISORY AGREEMENT WITH CRM
ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT
COMPLIANCE, SUPPORT AND RECORD KEEPING SERVICES AGREEMENT
CONSENT OF INDEPENDENT AUDITORS
CODE OF ETHICS OF FIRST QUADRANT, L.P.

For information about key terms and concepts, please refer to the “Glossary.”

2

WILMINGTON PREMIER MONEY MARKET PORTFOLIO

Institutional Shares

PORTFOLIO DESCRIPTION

SUMMARY

Investment Objective	•	The Wilmington Premier Money Market Portfolio seeks high current income, while preserving capital and liquidity.

Investment Focus	•	Money market instruments.

Share Price Volatility	•	The Portfolio will strive to maintain a stable $1.00 share price.

Principal Investment Strategy	•	The Portfolio operates as a “feeder fund” which means that the Portfolio does not buy individual securities directly. Instead, it invests in a corresponding mutual fund or “master fund,” which in turn purchases investment securities. The Portfolio invests all of its assets in Premier Money Market Series, a separate Series of WT Investment Trust I. The Portfolio and this Series have the same investment objective, policies and limitations.
	•	The Wilmington Premier Money Market Portfolio invests in the Premier Money Market Series, which invests in money market instruments, including bank obligations, high quality commercial paper and U.S. Government obligations.
	•	In selecting securities for the Series, the investment adviser seeks current income, liquidity and safety of principal. The investment adviser may sell securities if the securities are downgraded to a lower ratings category.
	•	The Wilmington Premier Money Market Portfolio, through its corresponding Series, may invest more than 25% of its total assets in the obligations of banks, finance companies and utilities.

3

Principal Risks	The Portfolio is subject to the risks summarized below, which are further described under “Additional Risk Information.”
	•	An investment in the Portfolio is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
	•	The obligations in which the Portfolio invests through its corresponding Series are subject to credit risk and interest rate risk. Typically, when interest rates rise, the market prices of debt securities go down. Securities issued by government sponsored entities are not insured or guaranteed by the U.S. Government.
	•	The performance of the Portfolio will depend on whether or not the investment adviser is successful in pursuing the investment strategy.

Investor Profile	•	Conservative

4

PERFORMANCE INFORMATION

Wilmington Premier Money Market Portfolio

      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year. Total returns would have been lower had certain expenses not been waived and/or reimbursed. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

Annual Returns for Calendar Years Since Inception

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 0.76%

Best Quarter	Worst Quarter

1.65%	0.23%
(September 30, 2000)	(December 31, 2003)

Average Annual Total Returns as of			Since Inception
December 31, 2003	1 Year	5 Years	(December 6, 1994)

Premier Money Market Portfolio—Institutional Shares	1.03%	3.68%	4.54%

      You may call (800) 336-9970 to obtain the Portfolio’s current 7-day yield.

5

FEES AND EXPENSES

      The table below shows the fees and expenses that you may pay if you buy and hold Institutional Shares of the Portfolio. The Portfolio does not charge any sales load, deferred sales load or other fees in connection with the purchase or redemption of shares.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)1:

Premier Money
Market Portfolio—
Institutional Shares

Management fees	0.20%
Other Expenses	0.09%

Total Annual Operating Expenses[2]	0.29%
Waivers/reimbursements[2]	(0.09)%

Net expenses[2]	0.20%

[1]	This table and the example below each reflect the aggregate annual operating expenses of the Portfolio and the Series of the Trust in which the Portfolio invests.
[2]	The investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total operating expenses exceed 0.20%. This waiver will remain in place until November 1, 2005, unless the Board of Trustees approves its earlier termination.

EXAMPLE

      This example is intended to help you compare the cost of investing in Institutional Shares of the Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time frames indicated. The example assumes that:

•	you reinvested all dividends;

•	the average annual return was 5%;

•	the Portfolio’s total operating expenses (reflecting contractual waivers or reimbursements through November 1, 2005) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of the time period.

      Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Institutional Shares	1 Year	3 Years	5 Years	10 Years

Premier Money Market Portfolio	$20	$84	$154	$359

      The above example of Institutional Shares is for comparison purposes only and is not a representation of the Portfolio’s actual expenses and returns, either past or future.

6

INVESTMENT OBJECTIVE

      The Wilmington Premier Money Market Portfolio seeks a high level of current income consistent with the preservation of capital and liquidity.

      The investment objective for the Portfolio may be changed without shareholder approval. The Portfolio is a money market fund and intends to maintain a stable $1 share price, although this may not be possible under certain circumstances. There can be no guarantee that the Portfolio will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

      The Wilmington Premier Money Market Portfolio invests its assets in the Premier Money Market Series, which in turn invests in:

•	U.S. dollar-denomination obligations of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and wholly-owned banking subsidiaries of foreign banks;

•	commercial paper rated, at the time of purchase, in the highest category of short-term debt ratings of any two nationally recognized statistical rating organizations (“NRSRO”);

•	corporate obligations having a remaining maturity of 397 calendar days or less, issued by corporations having outstanding comparable obligations that are (a) rated in the two highest categories of any two NRSROs or (b) rated no lower than the two highest long-term debt ratings categories by any NRSRO;

•	U.S. Government obligations;

•	high quality municipal securities; and

•	repurchase agreements that are fully collateralized by U.S. Government obligations.

      U.S. Government obligations are debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity. If an issuer that is not insured or guaranteed by the U.S. Treasury or U.S. Government fails to meet its commitments, the Portfolio would not be able to assert a claim against the United States.

      High quality securities include those that (1) are rated in one of the two highest short-term rating categories by two NRSROs, such as S&P, Moody’s and Fitch IBCA (or by one NRSRO if only one NRSRO has issued a rating) or; (2) if unrated are issued by an issuer with comparable outstanding debt that is rated or are otherwise unrated and determined by the investment adviser to be of comparable quality.

      The Series may also invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information (“SAI”).

7

ADDITIONAL RISK INFORMATION

      The following is a list of certain risks that may apply to your investment in the Portfolio. Further information about investment risks is available in our SAI:

•	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

•	Foreign Security Risk: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.

•	Government Obligations Risk: The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government

•	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. The yield paid by the Portfolio will vary with changes in interest rates.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

•	Master/ Feeder Risk: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolio might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of the Series could have adverse effects on the Portfolio such as requiring the liquidation of a substantial portion of the Series’ holdings at a time when it may be disadvantageous to do so. Also, other feeders of the Series may have a greater ownership interest in the Series than the Portfolio’s interest and, therefore, could have effective voting control over the operation of the Series.

•	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

8

FINANCIAL HIGHLIGHTS

      The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past 5 years. Certain information reflects financial results for a single Institutional Share of the Portfolio. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and other distributions). Financial highlights have been audited by Ernst & Young LLP whose report, along with the Portfolio’s financial statements, is included in the Institutional Shares Annual Report, which is available without charge upon request.

	For the Fiscal Years Ended June 30,

Premier Money Market Portfolio—	2004	2003	2002	2001	2000[1]
Institutional Shares
Net Asset Value— Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations:

Net investment income	0.01	0.01	0.02	0.06	0.06

Distributions:

From net investment income	(0.01)	(0.01)	(0.02)	(0.06)	(0.06)

Net Asset Value— End of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.92%	1.37%	2.42%	6.03%	5.80%

Ratios (to average net assets)/ Supplemental Data:[2]

Expenses:

Including expense limitations	0.20%	0.20%	0.20%	0.20%	0.20%

Excluding expense limitation	0.29%	0.30%	0.30%	0.28%	0.32%

Net investment income	0.92%	1.36%	2.44%	5.88%	5.66%

Net assets at end of year (000 omitted)	$745,538	$610,225	$533,639	$632,599	$503,234

[1]	Effective November 1, 1999, Rodney Square Management Corporation, an affiliate of Wilmington Trust, became the investment adviser to the WT Investment Trust I— Premier Money Market Series.
[2]	The expense and net investment income ratios include expenses allocated from the WT Investment Trust I— Premier Money Market Series.

9

MANAGEMENT OF THE PORTFOLIO

       The Board of Trustees for the Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

INVESTMENT ADVISER

      Rodney Square Management Corporation (“RSMC”), the Series’ investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the general oversight of the Board of Trustees, directs the investments of the Series in accordance with its investment objective, policies and limitations. In the past, RSMC has provided asset management services to other mutual funds, individuals, personal trusts, municipalities, corporations and other organizations. Presently, RSMC provides its services exclusively to investment companies sponsored by it or its affiliates. As of September 30, 2004, RSMC had $4.7 billion in assets under management.

      For the twelve months ended June 30, 2004, RSMC received an advisory fee (after fee waivers) of 0.10% of the Series’ average daily net assets.

10

SERVICE PROVIDERS

      The chart below provides information on the primary service providers.

11

SHAREHOLDER INFORMATION

PRICING OF SHARES

      The Portfolio uses its best effort to maintain its $1 constant share price and values its securities at amortized cost. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

      PFPC Inc. determines the NAV per share of the Portfolio as of 2:00 p.m. Eastern time on each business day (i.e., a day that the New York Stock Exchange (the “Exchange”) and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in the Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in the Portfolio. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. Shares will only be priced on business days.

PURCHASE OF SHARES

      Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial purchase is $10,000,000. Additional investments in the Portfolio may be made in any amount. You may purchase shares as specified below.

      You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolio’s distributor (“Service Organization”), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolio. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

      By Wire: You may purchase shares by wiring federal funds. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

      Additional Information Regarding Purchases: Investments in the Portfolio are accepted on the business day that federal funds are deposited for your account on or before 2:00 p.m. Eastern time. Monies immediately convertible to federal funds are deposited for your account on or before 2:00 p.m. Eastern time, or when checks deposited for your account have been converted to federal funds (usually within two business days after

12

receipt). All investments in the Portfolio are credited to your account as shares of the Portfolio immediately upon acceptance and become entitled to dividends declared as of the day and time of investment.

      Any purchase order may be rejected if the Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

      It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

      For information on other ways to purchase shares, including through an individual retirement account (IRA), an automatic investment plan or a payroll investment plan, please refer to our SAI.

REDEMPTION OF SHARES

      You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. There is no fee when Portfolio shares are redeemed. It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions or the next business day if received after 2:00 p.m. Eastern time, or on a non-business day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio’s name and your account number should accompany any redemption requests.

      By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

Regular mail:	Overnight mail:

Wilmington Premier Money Market Portfolio	Wilmington Premier Money Market Portfolio
c/o PFPC Inc	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

      By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolio has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

13

      Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

      If the shares to be redeemed represent a recent investment made by a check, the Portfolio reserves the right not to send the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

      Small Accounts: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account’s market value.

      For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

      You may exchange all or a portion of your shares in the Portfolio for Institutional Shares of the following funds (“Wilmington Portfolios”):

Wilmington Short/ Intermediate Bond Portfolio

Wilmington Broad Market Bond Portfolio

Wilmington Municipal Bond Portfolio

Wilmington Short-Term Income Portfolio

Wilmington Large Cap Core Portfolio

Wilmington Small Cap Core Portfolio

Wilmington Large Cap Value Portfolio

Wilmington International Strategic Allocation Fund

Wilmington Real Estate Strategic Allocation Fund

Wilmington Large Cap Strategic Allocation Fund

Wilmington Mid Cap Strategic Allocation Fund

Wilmington Small Cap Strategic Allocation Fund

14

      Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

      Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $500.

      To obtain prospectuses of the other Wilmington Portfolios, you may call (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Portfolios may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Wilmington Portfolio’s shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

      Distributions from the net investment income of the Portfolio are declared daily as a dividend and paid monthly to you. Any net capital gain realized by the Portfolio will be distributed annually.

      All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

      As long as the Portfolio meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Portfolio’s distributions of net investment income (which include net short-term capital gains), whether received in cash or reinvested in additional Portfolio shares, are taxable to you as ordinary income. The Portfolio will notify you following the end of the calendar year of the amount of dividends paid that year.

      You will not recognize any gain or loss on the sale (redemption) or exchange of shares of the Portfolio so long as the Portfolio maintains a stable price of $1.00 a share.

      State and Local Income Taxes: You should consult your tax advisers concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

      This section is only a summary of some important income tax considerations that may affect your investment in the Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

15

DISTRIBUTION ARRANGEMENTS

       Professional Funds Distributor, LLC manages the Portfolio’s distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolio does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

MASTER/ FEEDER STRUCTURE

      Other institutional investors, including other mutual funds, may invest in the master fund. The master/feeder structure enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of the master fund, including the Portfolio, will pay its proportionate share of the master fund’s expenses.

      For reasons relating to costs or a change in investment goal, among others, the Portfolio could switch to another master fund or decide to manage its assets itself. The Portfolio is not currently contemplating such a move.

SHARE CLASSES

      The Portfolio issues Institutional and Service Shares. Each class of shares bears a pro rata portion of a Portfolio’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Service Shares are offered to investors who use a financial intermediary to process transactions with the Portfolio and are subject to a shareholder service fee.

16

GLOSSARY

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

MONEY MARKET FUNDS:

Money market funds invest only in high quality, short-term debt securities, commonly known as money market instruments. Money market funds follow strict rules about credit risk, maturity and diversification of their investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant share price of $1.00, you may lose money by investing in a money market fund.

MUTUAL FUND EXPENSES:

Every mutual fund has operating expenses to pay for professional advisory, distribution, administration, custody and other services. These expenses are deducted from Portfolio assets.

NET ASSET VALUE OR “NAV”:

NAV =	Assets - Liabilities ____________________ Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest earned by a fund on its investments less accrued expenses.

YIELD:

Yield is a measure of the income (interest) earned by the securities in a fund’s portfolio and paid to you over a specified time period. The annualized yield is expressed as a percentage of the offering price per share on a specified date.

17

FOR MORE INFORMATION

       FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIO, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

      Annual/ Semi-Annual Reports: These reports contain performance data and information on portfolio holdings and operating results for the Portfolio’s most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance.

      Statement of Additional Information (SAI): The SAI provides additional technical and legal descriptions of the Portfolio’s policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

      Copies of these documents and answers to questions about the Portfolio may be obtained without charge by contacting:

WT Mutual Fund c/o PFPC Inc. 760 Moore Road King of Prussia, PA 19406 (800) 336-9970 9:00 a.m. to 5:00 p.m., Eastern time

      Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolio may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

      FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

The investment company registration number is 811-08648.

18

WILMINGTON PREMIER MONEY MARKET PORTFOLIO

of WT Mutual Fund
Service Shares

PROSPECTUS DATED NOVEMBER 1, 2004

     This prospectus gives vital information about the Wilmington Premier Money Market Portfolio, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that this Portfolio:

•	is not a bank deposit

•	is not an obligation of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

•	is not federally insured

•	is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency

•	is not guaranteed to achieve its goal(s)

•	may not be able to maintain a stable $1 share price

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Details about the service providers.

MANAGEMENT OF THE PORTFOLIO
Investment Adviser	10
Service Providers	11

Policies and instructions for opening, maintaining and closing an account in the Portfolio.

SHAREHOLDER INFORMATION
Pricing of Shares	12
Purchase of Shares	12
Redemption of Shares	13
Exchange of Shares	14
Distributions	15
Taxes	15

Details on the Portfolio’s shareholder service fees, master/feeder arrangement and share classes.

DISTRIBUTION AND SERVICE ARRANGEMENTS
Shareholder Service Fees	16
Master/Feeder Structure	16
Share Classes	16
GLOSSARY	17
FOR MORE INFORMATION	BACK COVER

For information about key terms and concepts, please refer to the “Glossary.”

2

WILMINGTON PREMIER MONEY MARKET PORTFOLIO

Service Shares

PORTFOLIO DESCRIPTION

SUMMARY

Investment Objective	•	The Wilmington Premier Money Market Portfolio seeks high current income, while preserving capital and liquidity.

Investment Focus	•	Money market instruments.

Share Price Volatility	•	The Portfolio will strive to maintain a stable $1.00 share price.

Principal Investment Strategy	•	The Portfolio operates as a “feeder fund” which means that the Portfolio does not buy individual securities directly. Instead, it invests in a corresponding mutual fund or “master fund,” which in turn purchases investment securities. The Portfolio invests all of its assets in Premier Money Market Series, a separate Series of WT Investment Trust I. The Portfolio and this Series have the same investment objective, policies and limitations.

	•	The Wilmington Premier Money Market Portfolio invests in the Premier Money Market Series, which invests in money market instruments, including bank obligations, high quality commercial paper and U.S. Government obligations.

	•	In selecting securities for the Series, the investment adviser seeks current income, liquidity and safety of principal. The investment adviser may sell securities if the securities are downgraded to a lower ratings category.

	•	The Wilmington Premier Money Market Portfolio, through its corresponding Series, may invest more than 25% of its total assets in the obligations of banks, finance companies and utilities.

3

Principal Risks	The Portfolio is subject to the risks summarized below, which are further described under “Additional Risk Information.”

	•	An investment in the Portfolio is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

	•	The obligations in which the Portfolio invests through its corresponding Series are subject to credit risk and interest rate risk. Typically, when interest rates rise, the market prices of debt securities go down.

	•	The performance of the Portfolio will depend on whether or not the investment adviser is successful in pursuing the investment strategy.

Investor Profile	•	Conservative

4

PERFORMANCE INFORMATION

Wilmington Premier Money Market Portfolio

     As of the date of this prospectus, the Service Shares of the Portfolio have not commenced operations. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year. The performance shown in the bar chart and performance table are for the Institutional Shares of the Portfolio, which are not offered in this prospectus. However, the Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Service Shares do not have the same expenses. Specifically, Service Shares are subject to a 0.25% shareholder service fee. Had such fees been deducted, the returns would be less. Total returns would have been lower had certain expenses not been waived and/or reimbursed. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

Annual Returns for Calendar Years Since Inception

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 0.76%

Best Quarter	Worst Quarter
1.65%	0.23%
(September 30, 2000)	(December 31, 2003)

			Since Inception
Average Annual Total Returns as of December 31, 2003	1 Year	5 Years	(December 6, 1994)
Premier Money Market Portfolio – Institutional Shares	1.03%	3.68%	4.54%

You may call (800) 336-9970 to obtain the Portfolio’s current 7-day yield.

5

FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold Service Shares of the Portfolio. No sales charges or other fees are paid directly from your investment.

Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)1:

Premier Money Market Portfolio
Service Shares
Management Fees	0.20%
Shareholder Service Fees	0.25%
Other Expenses[2]	0.09%
Total Annual Operating Expenses[3]	0.54%
Waivers/reimbursements[3]	(0.09)%
Net expenses[3]	0.45%

[1]	This table and the example below each reflect the aggregate annual operating expenses of the Portfolio and the Series of the Trust in which the Portfolio invests.

[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[3]	The investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total operating expenses exceed 0.45%. This waiver will remain in place until November 1, 2005 unless the Board of Trustees approves its earlier termination.

6

EXAMPLE

     This example is intended to help you compare the cost of investing in Service Shares of the Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time frames indicated. The example assumes that:

•	you reinvested all dividends;

•	the average annual return was 5%;

•	the Portfolio’s total operating expenses (reflecting contractual waivers or reimbursements through November 1, 2005) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of the time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Service Shares	1 Year	3 Years	5 Years	10 Years
Premier Money Market Portfolio	$46	$164	$293	$668

     The above example is for comparison purposes only and is not a representation of the Portfolio’s actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE

     The Wilmington Premier Money Market Portfolio seeks a high level of current income consistent with the preservation of capital and liquidity.

     The investment objective for the Portfolio may be changed without shareholder approval. The Portfolio is a money market fund and intends to maintain a stable $1 share price, although this may not be possible under certain circumstances. There can be no guarantee that the Portfolio will achieve its investment objective.

7

PRIMARY INVESTMENT STRATEGIES

     The Wilmington Premier Money Market Portfolio invests its assets in the Premier Money Market Series, which in turn invests in:

•	U.S. dollar-denominated obligations of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and wholly-owned banking subsidiaries of foreign banks;

•	commercial paper rated, at the time of purchase, in the highest category of short-term debt ratings of any two nationally recognized statistical rating organizations (“NRSRO”);

•	corporate obligations having a remaining maturity of 397 calendar days or less, issued by corporations having outstanding comparable obligations that are (a) rated in the two highest categories of any two NRSROs or (b) rated no lower than the two highest long-term debt ratings categories by any NRSRO;

•	U.S. Government obligations;

•	high quality municipal securities; and

•	repurchase agreements that are fully collateralized by U.S. Government obligations.

     U.S. Government obligations are debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity. If an issuer that is not insured or guaranteed by the U.S. Treasury or U.S. Government fails to meet its commitments, the Portfolio would not be able to assert a claim against the United States.

     High quality securities include those that (1) are rated in one of the two highest short-term rating categories by two NRSROs, such as S&P, Moody’s and Fitch IBCA (or by one NRSRO if only one NRSRO has issued a rating) or (2) if unrated are issued by an issuer with comparable outstanding debt that is rated or are otherwise unrated and determined by the investment adviser to be of comparable quality.

     The Series may also invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information (“SAI”).

8

ADDITIONAL RISK INFORMATION

     The following is a list of certain risks that may apply to your investment in the Portfolio. Further information about investment risks is available in our SAI:

•	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

•	Foreign Security Risk: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.

•	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. The yield paid by the Portfolio will vary with changes in interest rates.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

•	Master/Feeder Risk: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolio might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of the Series could have adverse effects on the Portfolio such as requiring the liquidation of a substantial portion of the Series’ holdings at a time when it may be disadvantageous to do so. Also, other feeders of the Series may have a greater ownership interest in the Series than the Portfolio’s interest and, therefore, could have effective voting control over the operation of the Series.

•	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

9

MANAGEMENT OF THE PORTFOLIO

     The Board of Trustees for the Portfolio has oversight responsibility of the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

INVESTMENT ADVISER

     Rodney Square Management Corporation (“RSMC”), the Series’ investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the general oversight of the Board of Trustees, directs the investments of the Series in accordance with its investment objective, policies and limitations. In the past, RSMC has provided asset management services to other mutual funds, individuals, personal trusts, municipalities, corporations and other organizations. Presently, RSMC provides its services exclusively to investment companies sponsored by it or its affiliates. As of September 30, 2004, RSMC had $4.7 billion in assets under management.

     For the twelve months ended June 30, 2004, RSMC received an advisory fee (after fee waivers) of 0.10% of the Series’ average daily net assets.

10

SERVICE PROVIDERS

The chart below provides information on the primary service providers.

Asset		Shareholder
Management		Services

Investment Adviser		Transfer Agent

Rodney Square Management Corp. 1100 North Market Street Wilmington, DE 19890		PFPC Inc. 760 Moore Road King of Prussia, PA 19406

Manages the Series’ investment activities.		Handles shareholder services, including recordkeeping and statements, payment of distributions and processing of buy and sell requests.

WT MUTUAL FUND

Wilmington Premier Money Market Portfolio

Fund		Asset
Operations		Safe Keeping

Administrator and Accounting Agent		Custodian

PFPC Inc. 301 Bellevue Parkway Wilmington, DE 19809		Wilmington Trust Company 1100 North Market Street Wilmington, DE 19890

Provides facilities, equipment and personnel to carry out administrative services related to the Portfolio and calculates the Portfolio’s NAV and distributions.		Holds the Portfolio’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the Portfolio’s NAV per share.

Distribution

Distributor

Professional Funds Distributor, LLC 760 Moore Road King of Prussia, PA 19406

Distributes the Portfolio’s shares.

11

SHAREHOLDER INFORMATION

PRICING OF SHARES

     The Portfolio uses its best effort to maintain its $1 constant share price and values its securities at amortized cost. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

     PFPC Inc. determines the NAV per share of the Portfolio as of 2:00 p.m. Eastern time on each business day (i.e., a day that the New York Stock Exchange (the “Exchange”) and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in the Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in the Portfolio. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. Shares will only be priced on business days.

PURCHASE OF SHARES

     Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial purchase is $10,000,000. Additional investments in the Portfolio may be made in any amount. You may purchase shares as specified below.

     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolio’s distributor (“Service Organization”), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolio. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

     By Wire: You may purchase shares by wiring federal funds. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     Additional Information Regarding Purchases: Investments in the Portfolio are accepted on the Business Day that federal funds are deposited for your account on or before 2:00 p.m. Eastern time. Monies immediately convertible to federal funds are deposited for your account on or before 2:00 p.m. Eastern time, or when checks deposited for your account have been converted to federal funds (usually within two business days after receipt). All investments in the Portfolio are credited to your account as shares of the Portfolio immediately upon acceptance and become entitled to dividends declared as of the day and time of investment.

     Any purchase order may be rejected if the Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

12

     It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

     For information on other ways to purchase shares, including through an individual retirement account (IRA), an automatic investment plan or a payroll investment plan, please refer to our SAI.

REDEMPTION OF SHARES

     You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. There is no fee when Portfolio shares are redeemed. It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions or the next business day if received after 2:00 p.m. Eastern time, or on a non-business day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio’s name and your account number should accompany any redemption requests.

     By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

Regular mail:	Overnight mail:
Wilmington Premier Money Market Portfolio	Wilmington Premier Money Market Portfolio
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolio has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation

13

will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

     Small Accounts: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account’s market value.

     For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

     You may exchange all or a portion of your shares in the Portfolio for Service Shares of the following funds (“Wilmington Portfolios”):

Wilmington Prime Money Market Portfolio
Wilmington U.S. Government Portfolio
Wilmington Tax-Exempt Portfolio
Wilmington Large Cap Strategic Allocation Fund
Wilmington Mid Cap Strategic Allocation Fund
Wilmington Small Cap Strategic Allocation Fund

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $500.

     To obtain prospectuses of the other Wilmington Portfolios, you may call (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Portfolios may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Wilmington Portfolio’s shares to be acquired through such exchange may be legally made.

14

DISTRIBUTIONS

     Distributions from the net investment income of the Portfolio are declared daily as a dividend and paid monthly to you. Any net capital gain realized by the Portfolio will be distributed annually.

     All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

     As long as the Portfolio meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Portfolio’s distributions of net investment income (which include net short-term capital gains), whether received in cash or reinvested in additional Portfolio shares, are taxable to you as ordinary income. The Portfolio will notify you following the end of the calendar year of the amount of dividends paid that year.

     You will not recognize any gain or loss on the sale (redemption) or exchange of shares of the Portfolio so long as the Portfolio maintains a stable price of $1.00 a share.

     State and Local Income Taxes: You should consult your tax advisers concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in the Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

15

DISTRIBUTION AND SERVICE ARRANGEMENTS

     Professional Funds Distributor, LLC manages the Portfolio’s distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolio does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

SHAREHOLDER SERVICE FEES

     The Board of Trustees has adopted a shareholder service plan authorizing the Portfolio to pay service providers an annual fee not exceeding 0.25% of the Portfolio’s average daily net assets of the Service Shares, to compensate service providers who maintain a service relationship. Service activities provided under this plan include (a) establishing and maintaining shareholder accounts and records, (b) answering shareholder inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other related services requested by shareholders.

MASTER/FEEDER STRUCTURE

     Other institutional investors, including other mutual funds, may invest in the master fund. The master/feeder structure enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of the master fund, including the Portfolio, will pay its proportionate share of the master fund’s expenses.

     For reasons relating to costs or a change in investment goal, among others, the Portfolio could switch to another master fund or decide to manage its assets itself. The Portfolio is not currently contemplating such a move.

SHARE CLASSES

     The Portfolio issues Institutional and Service Shares. Each class of shares bears a pro rata portion of a Portfolio’s common expenses in addition to expenses directly attributable to that class. Service Shares are offered to investors who use a financial intermediary to process transactions with the Portfolio and are subject to a shareholder service fee. Institutional Shares are offered to retirement plans and other institutional investors.

16

GLOSSARY

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR “NAV”:

NAV	=	Assets - Liabilities

Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest earned by a fund on its investments less accrued expenses.

MONEY MARKET FUNDS:

Money market funds invest only in high quality, short-term debt securities, commonly known as money market instruments. Money market funds follow strict rules about credit risk, maturity and diversification of their investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant share price of $1.00, you may lose money by investing in a money market fund.

MUTUAL FUND EXPENSES:

Every mutual fund has operating expenses to pay for professional advisory, distribution, administration, custody and other services. These expenses are deducted from Portfolio assets.

YIELD:

Yield is a measure of the income (interest) earned by the securities in a fund’s portfolio and paid to you over a specified time period. The annualized yield is expressed as a percentage of the offering price per share on a specified date.

17

FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIO, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     Annual/Semi-Annual Reports: These reports contain performance data and information on portfolio holdings and operating results for the Portfolio’s most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance.

     Statement of Additional Information (SAI): The SAI provides a complete technical and legal descriptions of the Portfolio’s policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

     Copies of these documents and answers to questions about the Portfolio may be obtained without charge by contacting:

WT Mutual Fund c/o PFPC Inc. 760 Moore Road King of Prussia, PA 19406 (800) 336-9970 9:00 a.m. to 5:00 p.m., Eastern time

     Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolio may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

The investment company registration number is 811-08648.

18

WILMINGTON PRIME MONEY MARKET PORTFOLIO

WILMINGTON U.S. GOVERNMENT PORTFOLIO
WILMINGTON TAX-EXEMPT PORTFOLIO
of WT Mutual Fund
Investor Shares

PROSPECTUS DATED NOVEMBER 1, 2004
       This prospectus gives vital information about these money market mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

      Please note that these Portfolios:

•	are not bank deposits

•	are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

•	are not federally insured

•	are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency

•	are not guaranteed to achieve their goal(s)

•	may not be able to maintain a stable $1 share price

      Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

PORTFOLIO DESCRIPTION

A look at the goals, strategies, risks and expenses of each Portfolio.	Summary 3

Performance Information 5

Fees and Expenses 8

Example 8

Investment Objectives 9

Primary Investment Strategies 9

Additional Risk Information 10

Financial Highlights 12

Details about the service providers.	MANAGEMENT OF THE PORTFOLIOS

Investment Adviser 15

Service Providers 16

Policies and instructions for opening, maintaining and closing an account in any of the Portfolios.	SHAREHOLDER INFORMATION

Pricing of Shares 17

Purchase of Shares 17

Redemption of Shares 18

Exchange of Shares 20

Distributions 21

Taxes 21

Details on the Portfolios’ distribution plans, master/ feeder arrangement and share classes.	DISTRIBUTION ARRANGEMENTS

Rule 12b-1 Fees 23

Master/Feeder Structure 23

Share Classes 23

GLOSSARY 24

FOR MORE INFORMATION 25

For information about key terms and concepts, please refer to the “Glossary.”

2

WILMINGTON PRIME MONEY MARKET PORTFOLIO

WILMINGTON U.S. GOVERNMENT PORTFOLIO
WILMINGTON TAX-EXEMPT PORTFOLIO
Investor Shares

PORTFOLIO DESCRIPTIONS
SUMMARY

Investment Objective	•	The Wilmington Prime Money Market and Wilmington U.S. Government Portfolios each seek high current income, while preserving capital and liquidity.
	•	The Wilmington Tax-Exempt Portfolio seeks high current interest income exempt from Federal income taxes while preserving principal.

Investment Focus	•	Money market instruments

Share Price Volatility	•	Each Portfolio will strive to maintain a stable $1.00 share price.

Principal Investment Strategy	•	Each Portfolio operates as a “feeder fund” which means that the Portfolio does not buy individual securities directly. Instead, it invests in a corresponding mutual fund or “master fund,” which in turn purchases investment securities. The Portfolios invest all of their assets in master funds, which are separate series of WT Investment Trust I. Each Portfolio and its corresponding Series have the same investment objective, policies and limitations.
	•	The Wilmington Prime Money Market Portfolio invests in the Prime Money Market Series, which invests in money market instruments, including bank obligations, high quality commercial paper and U.S. Government obligations.
	•	The Wilmington U.S. Government Portfolio invests in the U.S. Government Series, which invests at least 80% of its assets in U.S. Government obligations and repurchase agreements collateralized by such obligations.
	•	The Wilmington Tax-Exempt Portfolio invests in the Tax-Exempt Series, which invests in high quality municipal obligations, municipal bonds and other instruments exempt from Federal income tax.
	•	In selecting securities for the Series, the investment adviser seeks current income, liquidity and safety of principal. The investment adviser may sell securities if the securities are downgraded to a lower ratings category.

3

	•	Each of the Wilmington Prime Money Market and the Wilmington Tax-Exempt Portfolios, through its corresponding Series, may invest more than 25% of its total assets in the obligations of banks, finance companies and utilities. The Wilmington U.S. Government Portfolio, through its corresponding Series, may invest up to 20% of its total assets in the obligations of banks, finance companies and utilities.

Principal Risks	The Portfolios are subject to the risks summarized below, which are further described under “Additional Risk Information.”
	•	An investment in a Portfolio is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although each Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Portfolio.
	•	The obligations in which the Portfolios invest through their corresponding Series are subject to credit risk and interest rate risk. Typically, when interest rates rise, the market prices of debt securities go down. Securities issued by government sponsored entities are not insured or guaranteed by the U.S. Government.
	•	The performance of a Portfolio will depend on whether or not the investment adviser is successful in pursuing the investment strategy.

Investor Profile	•	Conservative

4

PERFORMANCE INFORMATION

Wilmington Prime Money Market Portfolio

      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

Annual Total Returns for the Past 10 Calendar Years

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 0.46%

Best Quarter	Worst Quarter

1.57%	0.15%
(December 31, 2000)	(December 31, 2003)

Average Annual Total Returns as of December 31, 2003	1 Year	5 Years	10 Years

Prime Money Market Portfolio— Investor Shares	0.72%	3.38%	4.19%

5

Wilmington U.S. Government Portfolio

      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

Annual Total Returns for the Past 10 Calendar Years

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 0.46%

Best Quarter	Worst Quarter

1.54%	0.14%
(December 31, 2000)	(December 31, 2003)

Average Annual Total Returns as of December 31, 2003	1 Year	5 Years	10 Years

U.S. Government Portfolio— Investor Shares	0.64%	3.23%	4.06%

6

Wilmington Tax-Exempt Portfolio

      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

Annual Total Returns for the Past 10 Calendar Years

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 0.34%

Best Quarter	Worst Quarter

0.96%	0.09%
(December 31, 2000)	(September 30, 2003)

Average Annual Total Returns as of December 31, 2003	1 Year	5 Years	10 Years

Tax-Exempt Portfolio— Investor Shares	0.49%	2.01%	2.51%

      You may call (800) 336-9970 to obtain a Portfolio’s current 7-day yield.

7

FEES AND EXPENSES

      The table below describes the fees and expenses that you may pay if you buy and hold Investor Shares of a Portfolio. No sales charges or other fees are paid directly from your investment.

Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)1:

	Prime Money	U.S. Government	Tax-Exempt
	Market Portfolio	Portfolio	Portfolio

Management fees[3]	0.33%	0.37%	0.37%
Distribution (12b-1) fees[2]	0.10%	0.10%	0.10%
Other expenses	0.15%	0.16%	0.17%

Total Annual Operating Expenses	0.58%	0.63%	0.64%

[1]	This table and the example below each reflect the aggregate annual operating expenses of each Portfolio and the corresponding Series of the Trust in which the Portfolio invests.
[2]	While the Distribution (12b-1) Plan provides for payments of up to 0.20% of each Portfolio’s average net assets, the Board of Trustees has authorized annual payments of up to 0.10% of each Portfolio’s average net assets.

[3]	The management fees and other expenses have been restated to reflect current fees, which became effective on May 20, 2004.

EXAMPLE

      This example is intended to help you compare the cost of investing in Investor Shares of each Portfolio with the cost of investing in other mutual funds. The example below show what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

•	you reinvested all dividends;

•	the average annual return was 5%;

•	the Portfolio’s total operating expenses are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

      Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Investor Shares	1 Year	3 Years	5 Years	10 Years

Prime Money Market Portfolio	$59	$186	$324	$726
U.S. Government Portfolio	$64	$202	$351	$786
Tax-Exempt Portfolio	$65	$205	$357	$798

      The above example of Investor Shares is for comparison purposes only and is not a representation of a Portfolio’s actual expenses and returns, either past or future.

8

INVESTMENT OBJECTIVES

      The Wilmington Prime Money Market and the Wilmington U.S. Government Portfolios each seek a high level of current income consistent with the preservation of capital and liquidity. The Wilmington Tax-Exempt Portfolio seeks as high a level of interest income exempt from Federal income tax as is consistent with preservation of principal.

      The investment objectives for each Portfolio may not be changed without shareholder approval. Each Portfolio is a money market fund and intends to maintain a stable $1 share price, although this may not be possible under certain circumstances. There can be no guarantee that any Portfolio will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

      The Wilmington Prime Money Market Portfolio invests its assets in the Prime Money Market Series, which in turn invests in:

•	U.S. dollar-denominated obligations of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and wholly-owned banking subsidiaries of foreign banks;

•	commercial paper rated, at the time of purchase, in the highest category of short-term debt ratings of any two nationally recognized statistical rating organizations (“NRSRO”);

•	corporate obligations having a remaining maturity of 397 calendar days or less, issued by corporations having outstanding comparable obligations that are (a) rated in the two highest categories of any two NRSROs or (b) rated no lower than the two highest long-term debt ratings categories by any NRSRO;

•	U.S. Government obligations;

•	high quality municipal securities; and

•	repurchase agreements that are fully collateralized by U.S. Government obligations.

      U.S. Government obligations are debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity. If an issuer that is not insured or guaranteed by the U.S. Treasury or U.S. Government fails to meet its commitments, the Portfolio would not be able to assert a claim against the United States.

9

      The Wilmington U.S. Government Portfolio invests its assets in the U.S. Government Series, which in turn invests at least 80% of its total assets in:

•	U.S. Government obligations; and

•	repurchase agreements that are fully collateralized by such obligations.

      U.S. Government obligations are debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity. If an issuer that is not insured or guaranteed by the U.S. Treasury or U.S. Government fails to meet its commitments, the Portfolio would not be able to assert a claim against the United States.

      The Wilmington Tax-Exempt Portfolio invests its assets in the Tax-Exempt Series, which in turn invests in:

•	high quality municipal obligations and municipal bonds;

•	floating and variable rate obligations;

•	participation interests;

•	high quality tax-exempt commercial paper; and

•	high quality short-term municipal notes.

      The Tax-Exempt Series has adopted a policy that, under normal circumstances, at least 80% of its annual income will be exempt from Federal income tax. Additionally, at least 80% of its annual income will not be a tax preference item for purposes of the Federal alternative minimum tax.

      High quality securities include those that (1) are rated in one of the two highest short-term rating categories by two NRSROs, such as S&P, Moody’s and Fitch IBCA (or by one NRSRO if only one NRSRO has issued a rating) or (2), if unrated, are issued by an issuer with comparable outstanding debt that is rated or are otherwise unrated and determined by the investment adviser to be of comparable quality.

      Each Series also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information (“SAI”).

ADDITIONAL RISK INFORMATION

      The following is a list of certain risks that may apply to your investment in a Portfolio. Further information about investment risks is available in our SAI:

•	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

10

•	Foreign Security Risk: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.

•	Government Obligations Risk: The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government.

•	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. The yield paid by a Portfolio will vary with changes in interest rates.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

•	Master/ Feeder Risk: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolios might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of a master fund could have adverse effects on a Portfolio such as requiring the liquidation of a substantial portion of the master fund’s holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than a Portfolio’s interest and, therefore, could have effective voting control over the operation of the master fund.

•	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

11

FINANCIAL HIGHLIGHTS

      The financial highlights tables are intended to help you understand each Portfolio’s financial performance for the past 5 years. Certain information reflects financial results for a single Investor Share of a Portfolio. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and other distributions). Financial highlights have been audited by Ernst & Young LLP whose report, along with each Portfolio’s financial statements, is included in the Investor Shares’ Annual Report, which is available without charge upon request.

	For the Fiscal Years Ended June 30,

Prime Money Market Portfolio—	2004	2003	2002	2001	2000†
Investor Shares
Net Asset Value— Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations:

Net investment income	0.01	0.01	0.02	0.06	0.05

Distributions:

From net investment income	(0.01)	(0.01)	(0.02)	(0.06)	(0.05)

From net realized gain	—	—	— [2]	—	—

Total distributions	(0.01)	(0.01)	(0.02)	(0.06)	(0.05)

Net Asset Value— End of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.58%	1.07%	2.26%	5.68%	5.45%

Ratios (to average net assets)/ Supplemental Data:[1]

Expenses	0.53%	0.51%	0.43%	0.48%	0.50%

Net investment income	0.59%	1.10%	2.54%	5.70%	5.35%

Net assets at end of year (000 omitted)	$14,105	$28,937	$43,314	$382,884	$2,064,018

†	Effective November 1, 1999, the Rodney Square Money Market Portfolio (“Rodney Square Portfolio”) was merged into the Wilmington Prime Money Market Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

[1]	Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I—Prime Money Market Series.

[2]	Less than $0.01 per share.

12

	For the Fiscal Years Ended June 30,

U.S. Government Portfolio—	2004	2003	2002	2001	2000†
Investor Shares
Net Asset Value— Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations:

Net investment income	0.01	0.01	0.02	0.05	0.05

Distributions:

From net investment income	(0.01)	(0.01)	(0.02)	(0.05)	(0.05)

From net realized gain	—	—	— [2]	—	—

Total distributions	(0.01)	(0.01)	(0.02)	(0.05)	(0.05)

Net Asset Value— End of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.53%	0.95%	2.02%	5.50%	5.25%

Ratios (to average net assets)/ Supplemental Data:[1]

Expenses	0.58%	0.57%	0.54%	0.54%	0.54%

Net investment income	0.53%	0.93%	2.37%	5.59%	5.17%

Net assets at end of year (000 omitted)	$33,892	$34,252	$23,576	$95,324	$765,121

†	Effective November 1, 1999, the Rodney Square U.S. Government Portfolio (“Rodney Square Portfolio”) was merged into the Wilmington U.S. Government Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

[1]	Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I— U.S. Government Series.

[2]	Less than $0.01 per share.

13

	For the Fiscal Years Ended June 30,

Tax-Exempt Portfolio—	2004		2003	2002	2001	2000†
Investor Shares
Net Asset Value— Beginning of Year	$1.00		$1.00	$1.00	$1.00	$1.00

Investment Operations:

Net investment income	—	[2]	0.01	0.01	0.03	0.03

Distributions:

From net investment income	—	[2]	(0.01)	(0.01)	(0.03)	(0.03)

Net Asset Value— End of Year	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return	0.41%		0.73%	1.30%	3.38%	3.23%

Ratios (to average net assets)/ Supplemental Data:[1]

Expenses	0.58%		0.57%	0.56%	0.53%	0.55%

Net investment income	0.42%		0.72%	1.49%	3.36%	3.21%

Net assets at end of year (000 omitted)	$46,990		$23,382	$29,597	$65,138	$483,092

†	Effective November 1, 1999, the Rodney Square Tax-Exempt Portfolio (“Rodney Square Portfolio”) was merged into the Wilmington Tax-Exempt Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

[1]	Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I— Tax-Exempt Series.

[2]	Less than $0.01 per share.

14

MANAGEMENT OF THE PORTFOLIOS

       The Board of Trustees for each Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

INVESTMENT ADVISER

      Rodney Square Management Corporation (“RSMC”), the Series’ investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the general oversight of the Board of Trustees, directs the investments of each Series in accordance with its investment objective, policies and limitations. In the past, RSMC has provided asset management services to other mutual funds, individuals, personal trusts, municipalities, corporations and other organizations. Presently, RSMC provides its services exclusively to investment companies sponsored by it or its affiliates. As of September 30, 2004, RSMC had $4.7 billion in assets under management

      From July 1, 2003 through May 19, 2004, the Prime Money Market Series, the U.S. Government Series and the Tax-Exempt Series paid RSMC a fee at an annual rate of 0.43%, 0.47% and 0.47%, respectively, of the Series’ average daily net assets for investment advisory and certain administrative services. Effective May 20, 2004, RSMC lowered its advisory fee with respect to the Prime Money Market Series, the U.S. Government Series and the Tax-Exempt Series such that each paid RSMC a fee an annual rate of 0.33%, 0.37% and 0.37%, respectively, of the Series average daily net assets for investment advisory services only.

15

SERVICE PROVIDERS

      The chart below provides information on the primary service providers.

16

SHAREHOLDER INFORMATION

PRICING OF SHARES

      Each Portfolio uses its best effort to maintain its $1 constant share price and values its securities at amortized cost. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

      PFPC Inc. determines the NAV per share of each Portfolio as of 12:00 p.m. Eastern time for the Tax-Exempt Portfolio and as of 2:00 p.m. Eastern time for the Prime Money Market Portfolio and U.S. Government Portfolio on each business day (i.e., a day that the New York Stock Exchange (the “Exchange”) and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in a Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in that Portfolio. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. Shares will only be priced on business days.

PURCHASE OF SHARES

      Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Investor Shares of each Portfolio is $1,000. Additional investments in a Portfolio may be made in any amount. You may purchase shares as specified below.

      You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolios’ distributor (“Service Organization”), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolios. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

      By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Money Market Portfolios, indicating the name and class of the Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, each Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to

17

10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular Mail:	Overnight Mail:

Wilmington Money Market Portfolios	Wilmington Money Market Portfolios
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

      By Wire: You may purchase shares by wiring federal funds. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

      Additional Information Regarding Purchases: Investments in a Portfolio are accepted on the business day that federal funds are deposited for your account on or before 12:00 p.m. Eastern time for the Tax-Exempt Portfolio and on or before 2:00 p.m. Eastern time for the Prime Money Market Portfolio and the U.S. Government Portfolio. Monies immediately convertible to federal funds are deposited for your account on or before 12:00 p.m. Eastern time for the Tax-Exempt Portfolio and on or before 2:00 p.m. Eastern time for the Prime Money Market Portfolio and the U.S. Government Portfolio or when checks deposited for your account have been converted to federal funds (usually within two business days after receipt). All investments in a Portfolio are credited to your account as shares of the Portfolio immediately upon acceptance and become entitled to dividends declared as of the day and time of investment.

      Any purchase order may be rejected if a Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

      It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

      For information on other ways to purchase shares, including through an individual retirement account (IRA), an automatic investment plan or a payroll investment plan, please refer to our SAI.

REDEMPTION OF SHARES

      You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. There is no fee when Portfolio shares are redeemed. It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions or the next business day if received after

18

12:00 p.m. Eastern time for the Tax-Exempt Portfolio and 2:00 p.m. Eastern time for the Prime Money Market Portfolio and the U.S. Government Portfolio or on a non-business day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio’s name and your account number should accompany any redemption requests.

      By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

Regular Mail:	Overnight Mail:

Wilmington Money Market Portfolios	Wilmington Money Market Portfolios
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

      By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolios have certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

      By Check: You may use the checkwriting option to redeem Portfolio shares by drawing a check for $500 or more against a Portfolio account. When the check is presented for payment, a sufficient number of shares will be redeemed from your account to cover the amount of the check. This procedure enables you to continue receiving dividends on those shares until the check is presented for payment. Because the aggregate amount of Portfolio shares owned is likely to change each day, you should not attempt to redeem all shares held in your account by using the checkwriting procedure. Charges will be imposed for specially imprinted checks, business checks, copies of canceled checks, stop payment orders, checks returned due to “nonsufficient funds” and other returned checks. These charges will be paid by redeeming automatically an appropriate number of Portfolio shares. Each Portfolio and the transfer agent reserve the right to terminate or alter the checkwriting service at any time. The transfer agent also reserves the right to impose a service charge in connection with the checkwriting service. If you are interested in the check writing service, contact the transfer agent for further information. This service is generally not available for clients of Wilmington Trust through their trust or corporate cash management accounts, since it is already provided for these customers through Wilmington Trust. The service may also not be available for Service Organization clients who are provided a similar service by those organizations.

      Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account

19

address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

      If the shares to be redeemed represent a recent investment made by a check, each Portfolio reserves the right not to send the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

      Small Accounts: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account’s market value.

      For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

      You may exchange all or a portion of your shares in a Portfolio for Investor Shares of the following funds (“Wilmington Portfolios”):

Wilmington Prime Money Market Portfolio

Wilmington U.S. Government Portfolio

Wilmington Tax-Exempt Portfolio

Wilmington Short/Intermediate Bond Portfolio

Wilmington Broad Market Bond Portfolio

Wilmington Municipal Bond Portfolio

Wilmington Short-Term Income Portfolio

Wilmington Large Cap Core Portfolio

Wilmington Small Cap Core Portfolio

Wilmington Large Cap Value Portfolio

Wilmington International Strategic Allocation Fund

Wilmington Real Estate Strategic Allocation Fund

Wilmington Large Cap Strategic Allocation Fund

Wilmington Mid Cap Strategic Allocation Fund

Wilmington Small Cap Strategic Allocation Fund

20

      Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter.

      Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $500.

      To obtain prospectuses of the other Wilmington Portfolios, you may call (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Portfolios may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Wilmington Portfolio’s shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

      Distributions from the net investment income of each Portfolio are declared daily as a dividend and paid monthly to you. Any net capital gain realized by a Portfolio will be distributed annually.

      All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

      As long as a Portfolio meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Portfolios’ distributions of net investment income (which include net short-term capital gains), whether received in cash or reinvested in additional Portfolio shares, are taxable to you as ordinary income. Each Portfolio will notify you following the end of the calendar year of the amount of dividends paid that year.

      You will not recognize any gain or loss on the sale (redemption) or exchange of shares of a Portfolio so long as that Portfolio maintains a stable price of $1.00 a share. Dividend distributions by the Tax-Exempt Portfolio of the excess of its interest income on tax-exempt securities over certain amounts disallowed as deductions (“exempt-interest dividends”) may be treated by you as interest excludable from your gross income. The Tax-Exempt Portfolio intends to distribute income that is exempt from Federal income tax, though it may invest a portion of its assets in securities that generate taxable income. Income exempt from Federal income tax may be subject to state and local income tax. Additionally, any capital gains distributed by the Tax-Exempt Portfolio may be taxable.

21

      State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

      This section is only a summary of some important income tax considerations that may affect your investment in a Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

22

DISTRIBUTION ARRANGEMENTS

       Professional Funds Distributor, LLC (“Distributor”) manages the Portfolios’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. Other than the Rule 12b-1 fees described below, the Portfolios do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

RULE 12b-1 FEES

      The Investor Shares of each Portfolio has adopted a distribution plan under Rule 12b-1 that allows a Portfolio to pay a fee to the Distributor for the sale and distribution of Investor Shares, and for services provided to shareholders of Investor Shares. Because these fees are paid out of a Portfolio’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. While the Distribution (12b-1) Plan provides for payments of up to 0.20% of the average net asset of each Portfolio’s Investor Shares, the Board of Trustees has authorized annual payments of up to 0.10% of the average net assets of each Portfolio’s Investor Shares.

MASTER/FEEDER STRUCTURE

      Other institutional investors, including other mutual funds, may invest in the master funds. The master/feeder structure enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including the Portfolios, will pay its proportionate share of the master fund’s expenses.

      For reasons relating to costs or a change in investment goal, among others, a Portfolio could switch to another master fund or decide to manage its assets itself. No Portfolio is currently contemplating such a move.

SHARE CLASSES

      The Portfolios issue Investor and Service Shares. Each class of shares bears a pro rata portion of a Portfolio’s common expenses in addition to expenses directly attributable to that class. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares. Services Shares are offered to investors who use a financial intermediary to process transactions and are subject to a shareholder service fee.

23

GLOSSARY

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the mutual fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

MONEY MARKET FUNDS:

Money market funds invest only in high quality, short-term debt securities, commonly known as money market instruments. Money market funds follow strict rules about credit risk, maturity and diversification of their investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant share price of $1.00, you may lose money by investing in a money market fund.

MUTUAL FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, distribution, administration, custody and other services. These expenses are deducted from Portfolio assets.

NET ASSET VALUE OR “NAV”:

NAV =	Assets - Liabilities Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a mutual fund on its investments less accrued expenses.

RULE 12b-1 FEES:

Rule 12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.

YIELD:

Yield is a measure of the income (interest) earned by the securities in a fund’s portfolio and paid to you over a specified time period. The annualized yield is expressed as a percentage of the offering price per share on a specified date.

24

FOR MORE INFORMATION

       FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

      Annual/ Semi-Annual Reports: These reports contain performance data and information on portfolio holdings and operating results for a Portfolio’s most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance.

      Statement of Additional Information (SAI): The SAI provides additional technical and legal descriptions of a Portfolio’s policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

      Copies of these documents and answers to questions about the Portfolios may be obtained without charge by contacting:

WT Mutual Fund c/o PFPC Inc. 760 Moore Road King of Prussia, PA 19406 (800) 336-9970 9:00 a.m. to 5:00 p.m., Eastern time

      Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolios may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

      FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

The investment company registration number is 811-08648.

25

WILMINGTON PRIME MONEY MARKET PORTFOLIO

WILMINGTON U.S. GOVERNMENT PORTFOLIO
WILMINGTON TAX-EXEMPT PORTFOLIO
of WT Mutual Fund
Service Shares

PROSPECTUS DATED NOVEMBER 1, 2004
       This prospectus gives vital information about these money market mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

      Please note that these Portfolios:

•	are not bank deposits

•	are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

•	are not federally insured

•	are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency

•	are not guaranteed to achieve their goal(s)

•	may not be able to maintain a stable $1 share price

      Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

PORTFOLIO DESCRIPTIONS

A look at the goals, strategies, risks and expenses of each Portfolio.	Summary 3

Performance Information 5

Fees and Expenses 8

Example 8

Investment Objectives 9

Primary Investment Strategies 9

Additional Risk Information 11

Financial Highlights 12

Details about the service providers.	MANAGEMENT OF THE PORTFOLIOS

Investment Adviser 15

Service Providers 16

Policies and instructions for opening, maintaining and closing an account in any of the Portfolios.	SHAREHOLDER INFORMATION

Pricing of Shares 17

Purchase of Shares 17

Redemption of Shares 18

Exchange of Shares 20

Distributions 20

Taxes 21

Details on the Portfolios’ shareholder service fees, master/feeder arrangement and share classes.	DISTRIBUTION AND SERVICE ARRANGEMENTS

Shareholder Service Fees 22

Master/Feeder Structure 22

Share Classes 22

GLOSSARY 23

FOR MORE INFORMATION 24

For information about key terms and concepts, please refer to the “Glossary.”

2

WILMINGTON PRIME MONEY MARKET PORTFOLIO

WILMINGTON U.S. GOVERNMENT PORTFOLIO
WILMINGTON TAX-EXEMPT PORTFOLIO
Service Shares

PORTFOLIO DESCRIPTIONS

SUMMARY

Investment Objective	•	The Wilmington Prime Money Market and Wilmington U.S. Government Portfolios each seek high current income, while preserving capital and liquidity.
	•	The Wilmington Tax-Exempt Portfolio seeks high current interest income exempt from Federal income taxes while preserving principal.

Investment Focus	•	Money market instruments

Share Price Volatility	•	Each Portfolio will strive to maintain a stable $1.00 share price.

Principal Investment Strategy	•	Each Portfolio operates as a “feeder fund” which means that the Portfolio does not buy individual securities directly. Instead, it invests in a corresponding mutual fund or “master fund,” which in turn purchases investment securities. The Portfolios invest all of their assets in master funds, which are separate series of WT Investment Trust I. Each Portfolio and its corresponding Series have the same investment objective, policies and limitations.
	•	The Wilmington Prime Money Market Portfolio invests in the Prime Money Market Series, which invests in money market instruments, including bank obligations, high quality commercial paper and U.S. Government obligations.
	•	The Wilmington U.S. Government Portfolio invests in the U.S. Government Series, which invests at least 80% of its assets in U.S. Government obligations and repurchase agreements collateralized by such obligations.
	•	The Wilmington Tax-Exempt Portfolio invests in the Tax-Exempt Series, which invests in high quality municipal obligations, municipal bonds and other instruments exempt from Federal income tax.
	•	In selecting securities for the Series, the investment adviser seeks current income, liquidity and safety of principal. The investment adviser may sell securities if the securities are downgraded to a lower ratings category.

3

	•	Each of the Wilmington Prime Money Market and the Wilmington Tax-Exempt Portfolios, through its corresponding Series, may invest more than 25% of its total assets in the obligations of banks, finance companies and utilities. The Wilmington U.S. Government Portfolio, through its corresponding Series, may invest up to 20% of its total assets in the obligations of banks, finance companies and utilities.

Principal Risks	The Portfolios are subject to the risks summarized below, which are further described under “Additional Risk Information.”
	•	An investment in a Portfolio is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although each Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Portfolio.
	•	The obligations in which the Portfolios invest through their corresponding Series are subject to credit risk and interest rate risk. Typically, when interest rates rise, the market prices of debt securities go down. Securities issued by government sponsored entities are not insured or guaranteed by the U.S. Government.
	•	The performance of a Portfolio will depend on whether or not the investment adviser is successful in pursuing the investment strategy.

Investor Profile	•	Conservative

4

PERFORMANCE INFORMATION

Wilmington Premier Money Market Portfolio

      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

Annual Total Return for Calendar Year Since Inception

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 0.35%

Best Quarter	Worst Quarter

0.33%	0.10%
(March 31, 2002)	(December 31, 2003)

		Since Inception
Average Annual Total Returns as of December 31, 2003	1 Year	(April 2, 2001)

Prime Money Market Portfolio—Service Shares	0.51%	1.46%

5

Wilmington U.S. Government Portfolio

      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

Annual Total Return for Calendar Year Since Inception

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 0.31%

Best Quarter	Worst Quarter

0.29%	0.09%
(March 31, 2002)	(December 31, 2003)

		Since Inception
Average Annual Total Returns as of December 31, 2003	1 Year	(April 2, 2001)

U.S. Government Portfolio—Service Shares	0.44%	1.33%

6

Wilmington Tax-Exempt Portfolio

      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

Annual Total Return for Calendar Year Since Inception

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 0.21%

Best Quarter	Worst Quarter

0.19%	0.04%
(June 30, 2002)	(September 30, 2003)

		Since Inception
Average Annual Total Returns as of December 31, 2003	1 Year	(April 2, 2001)

Tax-Exempt Portfolio—Service Shares	0.28%	0.85%

      You may call (800) 336-9970 to obtain a Portfolio’s current 7-day yield.

7

FEES AND EXPENSES

      The table below describes the fees and expenses that you may pay if you buy and hold Service Shares of a Portfolio. No sales charges or other fees are paid directly from your investment.

Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)1:

	Prime Money	U.S. Government	Tax-Exempt
	Market Portfolio	Portfolio	Portfolio

Management fees[2]	0.33%	0.37%	0.37%
Distribution (12b-1) fees	None	None	None
Shareholder Service fees	0.25%	0.25%	0.25%
Other expenses	0.15%	0.16%	0.17%

Total Annual Operating Expenses	0.73%	0.78%	0.79%

[1]	This table and the example below each reflect the aggregate annual operating expenses of each Portfolio and the corresponding Series of the Trust in which the Portfolio invests.

[2]	The management fees and other expenses have been restated to reflect current fees, which became effective on May 20, 2004.

EXAMPLE

      This example is intended to help you compare the cost of investing in Service Shares of each Portfolio with the cost of investing in other mutual funds. The examples below show what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

•	you reinvested all dividends;

•	the average annual return was 5%;

•	the Portfolio’s total operating expenses are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

      Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Service Shares	1 Year	3 Years	5 Years	10 Years

Prime Money Market Portfolio	$75	$233	$406	$906
U.S. Government Portfolio	$80	$249	$433	$966
Tax-Exempt Portfolio	$81	$252	$439	$978

      The above example of Service Shares is for comparison purposes only and is not a representation of a Portfolio’s actual expenses and returns, either past or future.

8

INVESTMENT OBJECTIVES

      The Wilmington Prime Money Market and the Wilmington U.S. Government Portfolios each seek a high level of current income consistent with the preservation of capital and liquidity. The Wilmington Tax-Exempt Portfolio seeks as high a level of interest income exempt from Federal income tax as is consistent with preservation of principal.

      The investment objectives for each Portfolio may not be changed without shareholder approval. Each Portfolio is a money market fund and intends to maintain a stable $1 share price, although this may not be possible under certain circumstances. There can be no guarantee that any Portfolio will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

      The Wilmington Prime Money Market Portfolio invests its assets in the Prime Money Market Series, which in turn invests in:

•	U.S. dollar-denominated obligations of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and wholly-owned banking subsidiaries of foreign banks;

•	commercial paper rated at the time of purchase, in the highest category of short-term debt ratings of any two nationally recognized statistical rating organizations (“NRSRO”);

•	corporate obligations having a remaining maturity of 397 calendar days or less, issued by corporations having outstanding comparable obligations that are (a) rated in the two highest categories of any two NRSROs or (b) rated no lower than the two highest long-term debt ratings categories by any NRSRO;

•	U.S. Government obligations;

•	high quality municipal securities; and

•	repurchase agreements that are fully collateralized by U.S. Government obligations.

      U.S. Government obligations are debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity. If an issuer that is not insured or guaranteed by the U.S. Treasury or U.S. Government fails to meet its commitments, the Portfolio would not be able to assert a claim against the United States.

9

      The Wilmington U.S. Government Portfolio invests its assets in the U.S. Government Series, which in turn invests at least 80% of its total assets in:

•	U.S. Government obligations; and

•	repurchase agreements that are fully collateralized by such obligations.

      U.S. Government obligations are debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity. If an issuer that is not insured or guaranteed by the U.S. Treasury or U.S. Government fails to meet its commitments, the Portfolio would not be able to assert a claim against the United States.

      The Wilmington Tax-Exempt Portfolio invests its assets in the Tax-Exempt Series, which in turn invests in:

•	high quality municipal obligations and municipal bonds;

•	floating and variable rate obligations;

•	participation interests;

•	high quality tax-exempt commercial paper; and

•	high quality short-term municipal notes.

      The Tax-Exempt Series has adopted a policy that, under normal circumstances, at least 80% of its annual income will be exempt from Federal income tax. Additionally, at least 80% of its annual income will not be a tax preference item for purposes of the Federal alternative minimum tax.

      High quality securities include those that (1) are rated in one of the two highest short-term rating categories by two NRSROs, such as S&P, Moody’s and Fitch IBCA (or by one NRSRO if only one NRSRO has issued a rating) or (2), if unrated, are issued by an issuer with comparable outstanding debt that is rated or are otherwise unrated and determined by the investment adviser to be of comparable quality.

      Each Series also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information (“SAI”).

10

ADDITIONAL RISK INFORMATION

      The following is a list of certain risks that may apply to your investment in a Portfolio. Further information about investment risks is available in our SAI:

•	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

•	Foreign Security Risk: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.

•	Government Obligations Risk: The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government.

•	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. The yield paid by a Portfolio will vary with changes in interest rates.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

•	Master/ Feeder Risk: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolios might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of a master fund could have adverse effects on a Portfolio such as requiring the liquidation of a substantial portion of the master fund’s holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund, if any, may have a greater ownership interest in the master fund than a Portfolio’s interest and, therefore, could have effective voting control over the operation of the master fund.

•	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

11

FINANCIAL HIGHLIGHTS

      The financial highlights tables are intended to help you understand each Portfolio’s financial performance for the past 5 years or, if shorter, the period of the Portfolio’s operation. Certain information reflects financial results for a single Service Share of a Portfolio. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and other distributions). Financial highlights have been audited by Ernst & Young LLP, whose report, along with each Portfolio’s financial statements, is included in the Service Shares’ Annual Report, which is available without charge upon request.

					For the Period
	For the Fiscal Year Ended June 30,				April 2, 2001[2]
					through
Prime Money Market Portfolio—	2004		2003	2002	June 30, 2001
Service Shares
Net Asset Value— Beginning of Period	$1.00		$1.00	$1.00	$1.00

Investment Operations:

Net investment income	—	[3]	0.01	0.02	0.01

Distributions:

From net investment income	—	[3]	(0.01)	(0.02)	(0.01)

From net realized gain	—		—	— [3]	—

Total distributions	—		(0.01)	(0.02)	(0.01)

Net Asset Value— End of Period	$1.00		$1.00	$1.00	$1.00

Total Return	0.39%		0.87%	1.95%	1.01% **

Ratios (to average net assets)/ Supplemental Data:[1]

Expenses	0.73%		0.72%	0.72%	0.72% *

Net investment income	0.39%		0.86%	1.91%	3.97% *

Net assets at end of period (000 omitted)	$2,001,681		$2,354,190	$2,358,034	$2,155,407

*	Annualized.

**	Not annualized.
[1]	The expense and net investment income ratios include expenses allocated from the WT Investment Trust I— Prime Money Market Series.
[2]	Commencement of operations.

[3]	Less than $0.01 per share.

12

					For the Period
	For the Fiscal Year Ended June 30,				April 2, 2001[2]
					through
	2004		2003	2002	June 30, 2001
U.S. Government Portfolio— Service Shares
Net Asset Value— Beginning of Period	$1.00		$1.00	$1.00	$1.00

Investment Operations:

Net investment income	—	[3]	0.01	0.02	0.01

Distributions:

From net investment income	—	[3]	(0.01)	(0.02)	(0.01)

From net realized gain	—		—	— [3]	—

Total distributions	—		(0.01)	(0.02)	(0.01)

Net Asset Value— End of Period	$1.00		$1.00	$1.00	$1.00

Total Return	0.33%		0.75%	1.79%	0.94% **

Ratios (to average net assets)/ Supplemental Data:[1]

Expenses	0.78%		0.77%	0.78%	0.78% *

Net investment income	0.33%		0.76%	1.78%	3.75% *

Net assets at end of period (000 omitted)	$832,314		$929,538	$974,914	$1,120,776

*	Annualized.

**	Not annualized.
[1]	The expense and net investment income ratios include expenses allocated from the WT Investment Trust I— U.S. Government Series.
[2]	Commencement of operations.

[3]	Less than $0.01 per share.

13

					For the Period
	For the Fiscal Year Ended June 30,				April 2, 2001[2]
					through
	2004		2003	2002	June 30, 2001
Tax-Exempt Portfolio— Service Shares
Net Asset Value— Beginning of Period	$1.00		$1.00	$1.00	$1.00

Investment Operations:

Net investment income	—	[3]	0.01	0.01	0.01

Distributions:

From net investment income	—	[3]	(0.01)	(0.01)	(0.01)

Net Asset Value— End of Period	$1.00		$1.00	$1.00	$1.00

Total Return	0.21%		0.52%	1.09%	0.64% **

Ratios (to average net assets)/ Supplemental Data:[1]

Expenses	0.79%		0.78%	0.78%	0.79% *

Net investment income	0.20%		0.52%	1.08%	2.38% *

Net assets at end of period (000 omitted)	$424,089		$525,522	$493,767	$409,650

*	Annualized.

**	Not annualized.
[1]	The expense and net investment income ratios include expenses allocated from the WT Investment Trust I— Tax-Exempt Series.
[2]	Commencement of operations.

[3]	Less than $0.01 per share.

14

MANAGEMENT OF THE PORTFOLIOS

       The Board of Trustees for each Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

INVESTMENT ADVISER

      Rodney Square Management Corporation (“RSMC”), the Series’ investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the general oversight of the Board of Trustees, directs the investments of each Series in accordance with its investment objective, policies and limitations. In the past, RSMC has provided asset management services to other mutual funds, individuals, personal trusts, municipalities, corporations and other organizations. Presently, RSMC provides its services exclusively to investment companies sponsored by it or its affiliates. As of September 30, 2004, RSMC had $4.7 billion in assets under management.

      From July 1, 2003 through May 19, 2004, the Prime Money Market Series, the U.S. Government Series and the Tax-Exempt Series paid RSMC a fee at an annual rate of 0.43%, 0.47% and 0.47%, respectively, of the Series’ average daily net assets for investment advisory and certain administrative services. Effective May 20, 2004, RSMC lowered its advisory fee with respect to the Prime Money Market Series, the U.S. Government Series and the Tax-Exempt Series such that each paid RSMC a fee an annual rate of 0.33%, 0.37% and 0.37%, respectively, of the Series average daily net assets for investment advisory services only.

15

SERVICE PROVIDERS

      The chart below provides information on the primary service providers.

16

SHAREHOLDER INFORMATION

PRICING OF SHARES

      Each Portfolio uses its best effort to maintain its $1 constant share price and values its securities at amortized cost. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

      PFPC Inc. determines the NAV per share of each Portfolio as of 12:00 p.m. Eastern time for the Tax-Exempt Portfolio and as of 2:00 p.m. Eastern time for the Prime Money Market Portfolio and U.S. Government Portfolio on each business day (i.e., a day that the New York Stock Exchange (the “Exchange”) and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in a Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in that Portfolio. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. Shares will only be priced on business days.

PURCHASE OF SHARES

      Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Service Shares of each Portfolio is $1,000. Additional investments in a Portfolio may be made in any amount. You may purchase shares as specified below.

      You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolios’ distributor (“Service Organization”), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolios. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

      By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Money Market Portfolios, indicating the name and class of the Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, each Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to

17

10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular Mail:	Overnight Mail:

Wilmington Money Market Portfolios	Wilmington Money Market Portfolios
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

      By Wire: You may purchase shares by wiring federal funds. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

      Additional Information Regarding Purchases: Investments in a Portfolio are accepted on the business day that federal funds are deposited for your account on or before 12:00 p.m. Eastern time for the Tax-Exempt Portfolio and on or before 2:00 p.m. Eastern time for the Prime Money Market Portfolio and the U.S. Government Portfolio. Monies immediately convertible to federal funds are deposited for your account on or before 12:00 p.m. Eastern time for the Tax-Exempt Portfolio and on or before 2:00 p.m. Eastern time for the Prime Money Market Portfolio and the U.S. Government Portfolio or when checks deposited for your account have been converted to federal funds (usually within two business days after receipt). All investments in a Portfolio are credited to your account as shares of the Portfolio immediately upon acceptance and become entitled to dividends declared as of the day and time of investment.

      Any purchase order may be rejected if a Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

      It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

      For information on other ways to purchase shares, including through an individual retirement account (IRA), an automatic investment plan or a payroll investment plan, please refer to our SAI.

REDEMPTION OF SHARES

      You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. There is no fee when Portfolio shares are redeemed. It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions or the next business day if received after 12:00 p.m. Eastern time for the Tax-Exempt Portfolio and 2:00 p.m. Eastern time for the Prime Money

18

Market Portfolio and the U.S. Government Portfolio or on a non-business day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio’s name and your account number should accompany any redemption requests.

      By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

Regular Mail:	Overnight Mail:

Wilmington Money Market Portfolios	Wilmington Money Market Portfolios
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

      By Telephone: If you prefer to redeem your shares by telephone, you may elect to do so. However, there are certain risks. The Portfolios have certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

      Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

      If the shares to be redeemed represent a recent investment made by a check, each Portfolio reserves the right not to send the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

      Small Accounts: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account’s market value.

      For additional information on other ways to redeem shares, please refer to our SAI.

19

EXCHANGE OF SHARES

      You may exchange all or a portion of your shares in a Portfolio for Service Shares of the following funds (“Wilmington Portfolios”):

Wilmington Prime Money Market Portfolio

Wilmington U.S. Government Portfolio

Wilmington Tax-Exempt Portfolio

Wilmington Large Cap Strategic Allocation Fund

Wilmington Mid Cap Strategic Allocation Fund

Wilmington Small Cap Strategic Allocation Fund

      Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter.

      Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $500.

      To obtain prospectuses of the other Wilmington Portfolios, you may call (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Portfolios may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Wilmington Portfolio’s shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

      Distributions from the net investment income of each Portfolio are declared daily as a dividend and paid monthly to you. Any net capital gain realized by a Portfolio will be distributed annually.

      All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

20

TAXES

      As long as a Portfolio meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Portfolios’ distributions of net investment income (which include net short-term capital gains), whether received in cash or reinvested in additional Portfolio shares, are taxable to you as ordinary income. Each Portfolio will notify you following the end of the calendar year of the amount of dividends paid that year.

      You will not recognize any gain or loss on the sale (redemption) or exchange of shares of a Portfolio so long as that Portfolio maintains a stable price of $1.00 a share. Dividend distributions by the Tax-Exempt Portfolio of the excess of its interest income on tax-exempt securities over certain amounts disallowed as deductions (“exempt-interest dividends”) may be treated by you as interest excludable from your gross income. The Tax-Exempt Portfolio intends to distribute income that is exempt from Federal income tax, though it may invest a portion of its assets in securities that generate taxable income. Income exempt from Federal income tax may be subject to state and local income tax. Additionally, any capital gains distributed by the Tax-Exempt Portfolio may be taxable.

      State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

      This section is only a summary of some important income tax considerations that may affect your investment in a Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

21

DISTRIBUTION AND SERVICE ARRANGEMENTS

       Professional Funds Distributor, LLC manages the Portfolios’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolios do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

SHAREHOLDER SERVICE FEES

      The Board of Trustees has adopted a shareholder service plan authorizing each Portfolio to pay service providers an annual fee not exceeding 0.25% of a Portfolio’s average daily net assets of the Service Shares to compensate service providers who maintain a service relationship. Service activities provided under this plan include (a) establishing and maintaining shareholder accounts and records, (b) answering shareholder inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other related services requested by shareholders.

MASTER/ FEEDER STRUCTURE

      Other institutional investors, including other mutual funds, may invest in the master funds. The master/feeder structure enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including the Portfolios, will pay its proportionate share of the master fund’s expenses.

      For reasons relating to costs or a change in investment goal, among others, a Portfolio could switch to another master fund or decide to manage its assets itself. No Portfolio is currently contemplating such a move.

SHARE CLASSES

      The Portfolios issue Investor and Service Shares. Each class of shares bears a pro rata portion of a Portfolio’s common expenses in addition to expenses directly attributable to that class. Service Shares are offered to investors who use a financial intermediary to process transactions with the Portfolios and are subject to a shareholder service fee. Investor Shares are not subject to a shareholder service fee, but are subject to a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

22

GLOSSARY

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the mutual fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

MONEY MARKET FUNDS:

Money market funds invest only in high quality, short-term debt securities, commonly known as money market instruments. Money market funds follow strict rules about credit risk, maturity and diversification of their investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant share price of $1.00, you may lose money by investing in a money market fund.

MUTUAL FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, distribution, administration, custody and other services. These expenses are deducted from Portfolio assets.

NET ASSET VALUE OR “NAV”:

NAV =	Assets - Liabilities ____________________ Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a mutual fund on its investments less accrued expenses.

YIELD:

Yield is a measure of the income (interest) earned by the securities in a fund’s portfolio and paid to you over a specified time period. The annualized yield is expressed as a percentage of the offering price per share on a specified date.

23

FOR MORE INFORMATION

       FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

      Annual/ Semi-Annual Reports: These reports contain performance data and information on portfolio holdings and operating results for a Portfolio’s most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance.

      Statement of Additional Information (SAI): The SAI provides additional technical and legal descriptions of a Portfolio’s policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

      Copies of these documents and answers to questions about the Portfolios may be obtained without charge by contacting:

WT Mutual Fund c/o PFPC Inc. 760 Moore Road King of Prussia, PA 19406 (800) 336-9970 9:00 a.m. to 5:00 p.m., Eastern time

      Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolios may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

      FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

The investment company registration number is 811-08648.

24

BALENTINE PREMIER MONEY MARKET PORTFOLIO

of WT Mutual Fund
Service Shares

PROSPECTUS DATED NOVEMBER 1, 2004
       This prospectus gives vital information about the Balentine Premier Money Market Portfolio, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

      Please note that this Portfolio:

•	is not a bank deposit

•	is not an obligation of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

•	is not federally insured

•	is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency

•	is not guaranteed to achieve its goal(s)

•	may not be able to maintain a stable $1 share price

      Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

________________________________________________________________________________

PORTFOLIO DESCRIPTION

A look at the goals, strategies, risks and expenses of the Portfolio.	Summary 3

Performance Information 5

Fees and Expenses 6

Example 6

Investment Objective 7

Primary Investment Strategies 7

Additional Risk Information 8

Financial Highlights 9

Details about the service providers.	MANAGEMENT OF THE PORTFOLIO

Investment Adviser 10

Service Providers 11

Policies and instructions for opening, maintaining and closing an account in the Portfolio.	SHAREHOLDER INFORMATION

Pricing of Shares 12

Purchase of Shares 12

Redemption of Shares 13

Distributions 14

Taxes

Details on the Portfolio’s distribution fees, shareholder service fees and master/feeder arrangement.	DISTRIBUTION AND SERVICE ARRANGEMENTS

Rule 12b-1 Fees 15

Shareholder Service Fees 15

Master/Feeder Structure 15

GLOSSARY 16

FOR MORE INFORMATION 17

For information about key terms and concepts, please refer to the “Glossary.”

2

BALENTINE PREMIER MONEY MARKET PORTFOLIO

Service Shares

PORTFOLIO DESCRIPTION

SUMMARY

Investment Objective	•	The Balentine Premier Money Market Portfolio seeks high current income, while preserving capital and liquidity.

Investment Focus	•	Money market instruments.

Share Price Volatility	•	The Portfolio will strive to maintain a stable $1.00 share price.

Principal Investment Strategy	•	The Portfolio operates as a “feeder fund” which means that the Portfolio does not buy individual securities directly. Instead, it invests in a corresponding mutual fund or “master fund,” which in turn purchases investment securities. The Portfolio invests all of its assets in Premier Money Market Series (the “Series”), a separate series of WT Investment Trust I (the “Trust”). The Portfolio and this Series have the same investment objective, policies and limitations.
	•	The Balentine Premier Money Market Portfolio invests in the Premier Money Market Series, which invests in money market instruments, including bank obligations, high quality commercial paper and U.S. Government obligations.
	•	In selecting securities for the Series, the investment adviser seeks current income, liquidity and safety of principal. The investment adviser may sell securities if the securities are downgraded to a lower ratings category.
	•	The Balentine Premier Money Market Portfolio, through its corresponding Series, may invest more than 25% of its total assets in the obligations of banks, finance companies and utilities.

Principal Risks	The Portfolio is subject to the risks summarized below, which are further described under “Additional Risk Information.”
	•	An investment in the Portfolio is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

3

	•	The obligations in which the Portfolio invests through its corresponding Series are subject to credit risk and interest rate risk. Typically, when interest rates rise, the market prices of debt securities go down.
	•	The performance of the Portfolio will depend on whether or not the investment adviser is successful in pursuing the investment strategy.

Investor Profile	•	Conservative

4

PERFORMANCE INFORMATION

      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year. Total returns would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

Annual Returns for Calendar Years Since Inception

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 0.21%

Best Quarter	Worst Quarter

0.11%	0.05%
(December 31, 2002)	(December 31, 2003)

		Since Inception
Average Annual Total Returns as of December 31, 2003	1 Year	(November 4, 2002)

Balentine Premier Money Market Portfolio	0.29%	0.35%

      You may call (800) 336-9970 to obtain the Portfolio’s current 7-day yield.

5

FEES AND EXPENSES

      The table below describes the fees and expenses that you may pay if you buy and hold Service Shares of the Portfolio. No sales charges or other fees are paid directly from your investment.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)1:

Balentine Premier Money
Service Shares	Market Portfolio

Management Fees	0.20%
Distribution (Rule 12b-1) Fees	0.60%
Shareholder Service Fees	0.13%
Other Expenses	0.21%

Total Annual Operating Expenses	1.14%
Waivers/reimbursements[2,3]	(0.21)%

Net expenses[2,3]	0.93%

[1]	This table and the Example below each reflect the aggregate annual operating expenses of the Portfolio and the Series of the Trust in which the Portfolio invests.
[2]	The investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total operating expenses exceed 0.93%. This waiver will remain in place until November 1, 2006 unless the Board of Trustees approves its earlier termination.

[3]	The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the Portfolio where average daily net assets is below $75 million through September, 2007. As a percentage of average net assets, these fees equaled 0.09% for the fiscal year ended June 30, 2004.

EXAMPLE

      This example is intended to help you compare the cost of investing in Service Shares of the Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time frames indicated. The example assumes that:

•	you reinvested all dividends;

•	the average annual return was 5%;

•	the Portfolio’s total operating expenses (reflecting contractual waivers or reimbursements through November 1, 2006) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of the time period.

6

      Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Service Shares	1 Year	3 Years	5 Years	10 Years

Balentine Premier Money Market Portfolio	$95	$320	$586	$1,348

      The above example of Service Shares is for comparison purposes only and is not a representation of the Portfolio’s actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE

      The Balentine Premier Money Market Portfolio seeks a high level of current income consistent with the preservation of capital and liquidity.

      The investment objective for the Portfolio may be changed without shareholder approval. The Portfolio is a money market fund and intends to maintain a stable $1 share price, although this may not be possible under certain circumstances. There can be no guarantee that the Portfolio will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

      The Balentine Premier Money Market Portfolio invests its assets in the Premier Money Market Series, which in turn invests in:

•	U.S. dollar-denomination obligations of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and wholly-owned banking subsidiaries of foreign banks;

•	commercial paper rated, at the time of purchase, in the highest category of short-term debt ratings of any two nationally recognized statistical rating organizations (“NRSRO”);

•	corporate obligations having a remaining maturity of 397 calendar days or less, issued by corporations having outstanding comparable obligations that are (a) rated in the two highest categories of any two NRSROs or (b) rated no lower than the two highest long-term debt ratings categories by any NRSRO;

•	U.S. Government obligations;

•	high quality municipal securities; and

•	repurchase agreements that are fully collateralized by U.S. Government obligations.

      U.S. Government obligations are debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity. If an issuer that is

7

not insured or guaranteed by the U.S. Treasury or U.S. Government fails to meet its commitments, the Portfolio would not be able to assert a claim against the United States.

      High quality securities include those that (1) are rated in one of the two highest short-term rating categories by two NRSROs, such as S&P, Moody’s and Fitch IBCA (or by one NRSRO if only one NRSRO has issued a rating) or; (2) if unrated are issued by an issuer with comparable outstanding debt that is rated or are otherwise unrated and determined by the investment adviser to be of comparable quality.

      The Series may also invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information (“SAI”).

ADDITIONAL RISK INFORMATION

      The following is a list of certain risks that may apply to your investment in the Portfolio. Further information about investment risks is available in our SAI:

•	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

•	Foreign Security Risk: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.

•	Government Obligations Risk: The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government.

•	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. The yield paid by the Portfolio will vary with changes in interest rates.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

•	Master/ Feeder Risk: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolio might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of the Series could have adverse effects on the Portfolio such as requiring the liquidation of a substantial portion of the Series’ holdings at a time when it may be disadvantageous to do so. Also, other feeders of the Series may have a greater ownership interest in the Series than the Portfolio’s interest and, therefore, could have effective voting control over the operation of the Series.

•	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

8

FINANCIAL HIGHLIGHTS

      The financial highlights table is intended to help you understand the Portfolio’s financial performance since inception. Certain information reflects financial results for a single Service Share of the Portfolio. The total return in the table represents the rate that you would have earned (or lost) on an investment in the Portfolio assuming reinvestment of all dividends and other distributions. Financial highlights have been audited by Ernst & Young LLP whose report, along with the Portfolio’s financial statements, is included in the Service Shares’ Annual Report, which is available without charge upon request.

		For the Period
	For the Fiscal Year	November 4, 2002[1]
	Ended	through
	June 30, 2004	June 30, 2003
Premier Money Market Portfolio— Service Shares
Net Asset Value— Beginning of Period	$1.00	$1.00

Investment Operations:[2]

Net investment income	—	—

Distributions:[2]

From net investment income	—	—

Net Asset Value— End of Period	$1.00	$1.00

Total Return	0.19%	0.31%	**

Ratios (to average net assets)/ Supplemental Data:[3]

Expenses:

Including expense limitations	0.93%	0.93%	*

Excluding expense limitations	1.14%	1.14%	*

Net investment income	0.19%	0.48%	*

Net assets at end of period (000 omitted)	$66,449	$81,518

*	Annualized.

**	Not annualized.

[1]	Commencement of operations.
[2]	Less than $0.01 per share.
[3]	The expense and net investment income ratios include expenses allocated from the WT Investment Trust I—Premier Money Market Series.

9

MANAGEMENT OF THE PORTFOLIO

       The Board of Trustees for the Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

INVESTMENT ADVISER

      Rodney Square Management Corporation (“RSMC”), the Series’ investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the general oversight of the Board of Trustees, directs the investments of the Series in accordance with its investment objective, policies and limitations. In the past, RSMC has provided asset management services to other mutual funds, individuals, personal trusts, municipalities, corporations and other organizations. Presently, RSMC provides its services exclusively to investment companies sponsored by it or its affiliates. As of September 30, 2004, RSMC had $4.7 billion in assets under management.

      For the twelve months ended June 30, 2004, RSMC received an advisory fee (after fee waivers) of 0.10% of the Series’ average daily net assets.

10

SERVICE PROVIDERS

      The chart below provides information on the primary service providers.

11

SHAREHOLDER INFORMATION

PRICING OF SHARES

      The Portfolio uses its best effort to maintain its $1 constant share price and values its securities at amortized cost. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

      PFPC Inc. determines the NAV per share of the Portfolio as of 2:00 p.m. Eastern time on each business day (i.e., a day that the New York Stock Exchange (the “Exchange”) and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in the Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in the Portfolio. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. Shares will only be priced on business days.

PURCHASE OF SHARES

      Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial purchase is $10,000,000. Additional investments in the Portfolio may be made in any amount. You may purchase shares as specified below.

      If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolio’s distributor (“Service Organization”), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by the Service Organization in connection with your investment in the Portfolio. If you wish to purchase Portfolio shares through a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

      By Wire: You may purchase shares by wiring federal funds. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

      Additional Information Regarding Purchases: Investments in the Portfolio are accepted on the business day that federal funds are deposited for your account on or before 2:00 p.m. Eastern time. Monies immediately convertible to federal funds are deposited for your account on or before 2:00 p.m. Eastern time, or when checks deposited for your account have been converted to federal funds (usually within two business days after receipt). All investments in the Portfolio are credited to your account as shares of the Portfolio immediately upon acceptance and become entitled to dividends declared as of the day and time of investment.

12

      Any purchase order may be rejected if the Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

      It is the responsibility of the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

REDEMPTION OF SHARES

      You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. There is no fee when Portfolio shares are redeemed. It is the responsibility of the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions or the next business day if received after 2:00 p.m. Eastern time, or on a non- business day, but never later than 7 days following such receipt. If you purchased your shares through an account at a Service Organization, you should contact the Service Organization for information relating to redemptions. The Portfolio’s name and your account number should accompany any redemption requests.

      By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

Regular mail:	Overnight mail:

Balentine Premier Money Market Portfolio	Balentine Premier Money Market Portfolio
c/o PFPC Inc	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

      By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolio has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

      Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account

13

that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

      If the shares to be redeemed represent a recent investment made by a check, the Portfolio reserves the right not to send the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

      Small Accounts: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account’s market value.

      For additional information on other ways to redeem shares, please refer to our SAI.

DISTRIBUTIONS

      Distributions from the net investment income of the Portfolio are declared daily as a dividend and paid monthly to you. Any net capital gain realized by the Portfolio will be distributed annually.

      All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

      As long as the Portfolio meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Portfolio’s distributions of net investment income (which include net short-term capital gains), whether received in cash or reinvested in additional Portfolio shares, are taxable to you as ordinary income. The Portfolio will notify you following the end of the calendar year of the amount of dividends paid that year.

      You will not recognize any gain or loss on the sale (redemption) of shares of the Portfolio so long as the Portfolio maintains a stable price of $1.00 a share.

      State and Local Income Taxes: You should consult your tax advisers concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

      This section is only a summary of some important income tax considerations that may affect your investment in the Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

14

DISTRIBUTION AND SERVICE ARRANGEMENTS

       Professional Funds Distributor, LLC (“Distributor”) manages the Portfolio’s distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. Other than the Rule 12b-1 fees described below, the Portfolio does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of its Service Shares.

RULE 12b-1 FEES

      The Portfolio has adopted a distribution plan under Rule 12b-1 that allows the Portfolio to pay a fee to the Distributor for the sale and distribution of its shares. Because these fees are paid out of the Portfolio’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Under the distribution plan, the Portfolio pays distribution fees to the Distributor at a maximum annual rate of 0.60% of the average daily net assets of the Portfolio’s Service Shares.

SHAREHOLDER SERVICE FEES

      The Board of Trustees has adopted a shareholder service plan authorizing the Portfolio to pay service providers an annual fee not exceeding 0.13% of the Portfolio’s average daily net assets of the Service Shares, to compensate service providers who maintain a service relationship. Service activities provided under this plan include (a) establishing and maintaining shareholder accounts and records, (b) answering shareholder inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other related services requested by shareholders.

MASTER/ FEEDER STRUCTURE

      Other institutional investors, including other mutual funds, may invest in the master fund. The master/feeder structure enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of the master fund, including the Portfolio, will pay its proportionate share of the master fund’s expenses.

      For reasons relating to costs or a change in investment goal, among others, the Portfolio could switch to another master fund or decide to manage its assets itself. The Portfolio is not currently contemplating such a move.

15

GLOSSARY

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the adviser must follow in its management activities.

MONEY MARKET FUNDS:

Money market funds invest only in high quality, short-term debt securities, commonly known as money market instruments. Money market funds follow strict rules about credit risk, maturity and diversification of their investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant share price of $1.00, you may lose money by investing in a money market fund.

MUTUAL FUND EXPENSES:

Every mutual fund has operating expenses to pay for professional advisory, distribution, administration, custody and other services. These expenses are deducted from Portfolio assets.

NET ASSET VALUE OR “NAV”:

NAV =	Assets - Liabilities __________________ Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest earned by a fund on its investments less accrued expenses.

RULE 12b-1 FEES:

12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.

YIELD:

Yield is a measure of the income (interest) earned by the securities in a fund’s portfolio and paid to you over a specified time period. The annualized yield is expressed as a percentage of the offering price per share on a specified date.

16

FOR MORE INFORMATION

       FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIO, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

      Annual/Semi-Annual Reports: These reports contain performance data and information on portfolio holdings and operating results for the Portfolio’s most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance.

      Statement of Additional Information (SAI): The SAI provides additional technical and legal descriptions of the Portfolio’s policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

      Copies of these documents and answers to questions about the Portfolio may be obtained without charge by contacting:

WT Mutual Fund Balentine Premier Money Market Portfolio c/o PFPC Inc. 760 Moore Road King of Prussia, PA 19406 (800) 336-9970 9:00 a.m. to 5:00 p.m., Eastern time

      Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolio may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

      FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

The investment company registration number for WT Mutual Fund is 811-08648.

17

WILMINGTON SHORT/ INTERMEDIATE BOND PORTFOLIO

WILMINGTON BROAD MARKET BOND PORTFOLIO
WILMINGTON MUNICIPAL BOND PORTFOLIO
WILMINGTON SHORT-TERM INCOME PORTFOLIO
of WT Mutual Fund
Institutional Shares

PROSPECTUS DATED NOVEMBER 1, 2004
       This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

      Please note that these Portfolios:

•	are not bank deposits

•	are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

•	are not federally insured

•	are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency

•	are not guaranteed to achieve their goal(s)

      Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

PORTFOLIO DESCRIPTIONS

A look at the goals, strategies, risks, expenses and financial history of each Portfolio.	Summary 3

Performance Information 5

Fees and Expenses 10

Example 11

Investment Objectives 11

Primary Investment Strategies 12

Series Composition 13

Additional Risk Information 15

Financial Highlights 16

Details about the service providers.	MANAGEMENT OF THE PORTFOLIOS

Investment Adviser 20

Portfolio Managers 21

Service Providers 22

Policies and instructions for opening, maintaining and closing an account in any of the Portfolios.	SHAREHOLDER INFORMATION

Pricing of Shares 23

Purchase of Shares 23

Redemption of Shares 24

Exchange of Shares 26

Distributions 27

Taxes 27

Details on the Portfolios’ master/feeder arrangement and share classes.	DISTRIBUTION ARRANGEMENTS

Master/Feeder Structure 29

Share Classes 29

GLOSSARY 30

FOR MORE INFORMATION 32

For information about key terms and concepts, please refer to the “Glossary.”

2

WILMINGTON SHORT/ INTERMEDIATE BOND PORTFOLIO

WILMINGTON BROAD MARKET BOND PORTFOLIO
WILMINGTON MUNICIPAL BOND PORTFOLIO
WILMINGTON SHORT-TERM INCOME PORTFOLIO

Institutional Shares

PORTFOLIO DESCRIPTIONS

SUMMARY

Investment Objective	•	The Wilmington Short/ Intermediate Bond Portfolio and the Wilmington Broad Market Bond Portfolio each seeks a high total return, consistent with high current income.
	•	The Wilmington Municipal Bond Portfolio seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.
	•	The Wilmington Short-Term Income Portfolio seeks to preserve capital and provide current income.

Investment Focus	•	Fixed income securities

Share Price Volatility	•	Moderate

Principal Investment Strategy	•	Each Portfolio operates as a “feeder fund” which means that the Portfolio does not buy individual securities directly. Instead, it invests in a “master fund,” which in turn purchases investment securities. The Portfolios invest all of their assets in master funds which are separate series of WT Investment Trust I. Each Portfolio and its corresponding series have the same investment objective, policies and limitations.
	•	The Wilmington Short/ Intermediate Bond Portfolio invests in the Short/ Intermediate Bond Series, which invests at least 85% of its total assets in various types of investment grade fixed income securities.
	•	The Wilmington Broad Market Bond Portfolio invests in the Broad Market Bond Series, which invests at least 85% of its total assets in various types of investment grade fixed income securities.
	•	The Wilmington Municipal Bond Portfolio invests in the Municipal Bond Series, which invests at least 80% of its net assets in municipal securities that provide interest exempt from federal income tax.

3

	•	The Wilmington Short-Term Income Portfolio invests in the Short-Term Income Series, which, under normal circumstances, invests at least 80% of its total assets in investment grade fixed-income securities such as corporate bonds, notes or commercial paper and U.S. Government obligations. The Series invests primarily in short and intermediate term, investment grade, fixed income securities and may invest up to 20% of its assets in non-investment grade, fixed income securities.
	•	The investment adviser purchases securities based on their yield or potential capital appreciation, or both. The investment adviser may sell securities in anticipation of market declines, credit downgrades, or to purchase alternative fixed income investments that the investment adviser believes may perform better.

Principal Risks	The Portfolios are subject to the risks summarized below which are further described under “Additional Risk Information.”
	•	An investment in a Portfolio is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.
	•	It is possible to lose money by investing in a Portfolio.
	•	The fixed income securities in which the Portfolios invest through their corresponding Series are subject to credit risk, prepayment risk, market risk, liquidity risk and interest rate risk. Typically, when interest rates rise, the market prices of fixed income securities go down. Securities issued by government-sponsored entities are not insured or guaranteed by the U.S. Government.
	•	Non-investment grade, fixed income securities, involve greater risk of default or price changes due to the lower credit quality of the issuer than investment grade, fixed income securities. The value of lower-quality, fixed income securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to sell.
	•	The performance of a Portfolio will depend on whether or not the investment adviser is successful in pursuing the investment strategy.

Investor Profile	•	Investors who want income from their investments without the volatility of an equity portfolio.

4

PERFORMANCE INFORMATION

Wilmington Short/ Intermediate Bond Portfolio

      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and by showing the Portfolio’s average annual returns for one year, five years and ten years, before and after taxes, compared with those of its benchmark index, the Lehman Intermediate Government/ Credit Index, and the Merrill Lynch 1-10 Year U.S. Treasury Index, both broad measures of market performance. The performance prior to November 1, 1999, reflects the performance of the Rodney Square Short/ Intermediate Bond Portfolio, which was merged into the Portfolio, effective November 1, 1999. In connection with the merger, the Portfolio changed its investment objective, policies and limitations to match those of the Rodney Square Short/ Intermediate Bond Portfolio. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

Annual Total Returns for the Past 10 Calendar Years

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 2.30%

Best Quarter	Worst Quarter

5.13%	-1.77%
(June 30, 1995)	(March 31, 1994)

5

Institutional Shares
Average Annual Total Returns as of December 31, 2003	1 Year	5 Years	10 Years

Short/ Intermediate Bond Portfolio Return Before Taxes	3.81%	6.22%	6.20%
Return After Taxes on Distributions[1]	1.91%	3.99%	3.84%
Return After Taxes on Distributions and Sales of Shares[1]	2.66%	3.93%	3.81%
Lehman Intermediate Government/ Credit Index (reflects no deduction for fees, expenses or taxes)[2]	4.31%	6.65%	6.63%
Merrill Lynch 1-10 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)[3]	2.13%	5.93%	6.21%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Lehman Intermediate Government/ Credit Index is an unmanaged index of fixed rate U.S. Treasury Bonds and Notes, U.S. Government Agency obligations and investment grade corporate debt obligations with maturities between 1 and 10 years.
[3]	The Merrill Lynch 1-10 Year U.S. Treasury Index is an unmanaged index of fixed rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 10 years.

6

Wilmington Broad Market Bond Portfolio

      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and by showing the Portfolio’s average annual returns for one year, five years and ten years, before and after taxes, compared with those of its benchmark index, the Lehman Government/ Credit Index, and the Merrill Lynch U.S. Treasury Master Index, both broad measures of market performance. This performance information includes the performance of the Portfolio’s predecessor, the Bond Fund, a collective investment fund. The Bond Fund’s performance has been included for the periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio (i.e. adjusted to reflect expenses, absent investment advisory fee waivers). The Bond Fund was not registered as a mutual fund under the Investment Company Act of 1940 (“1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Bond Fund had been registered under the 1940 Act, its performance may have been different. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

Annual Total Returns for the Past 10 Calendar Years

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 2.85%

Best Quarter	Worst Quarter

6.54%	-3.41%
(June 30, 1995)	(March 31, 1994)

7

Institutional Shares			Since
Average Annual Total Returns as of			June 29,
December 31, 2003	1 Year	5 Years	1998	10 Years[1]

Broad Market Bond Portfolio Return Before Taxes	4.16%	6.18%	6.48%	6.37%[2]
Return After Taxes on Distributions[3]	2.12%	3.86%	4.12%	N/A
Return After Taxes on Distributions and Sales of Shares[3]	2.95%	3.85%	4.08%	N/A
Lehman Government/ Credit Index (reflects no deduction for fees, expenses or taxes)[4]	4.68%	6.65%	6.99%	6.98%
Merrill Lynch U.S. Treasury Master Index (reflects no deduction for fees, expenses or taxes)[5]	2.26%	6.15%	6.62%	6.68%

[1]	For periods prior to June 29, 1998, the Portfolio’s predecessor, the Bond Fund, operated as a collective investment fund. As a collective investment fund, the Bond Fund was treated differently than the Portfolio for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.
[2]	This performance information reflects the performance of the Portfolio and its predecessor, the Bond Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Portfolio.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	The Lehman Government/ Credit Index is an unmanaged index of fixed rate U.S. Treasury Bonds and Notes, U.S. Government Agency obligations and investment grade corporate debt obligations with maturities of 1 year or greater.
[5]	The Merrill Lynch U.S. Treasury Master Index is an unmanaged index of fixed rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 30 years.

8

Wilmington Municipal Bond Portfolio

      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and by showing the Portfolio’s average annual returns for one year, five years and ten years, before and after taxes, compared with those of its benchmark index, the Lehman Quality Intermediate Municipal Index, a broad measure of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

Annual Total Returns for the Past 10 Calendar Years

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 1.70%

Best Quarter	Worst Quarter

5.86%	-4.79%
(March 31, 1995)	(March 31, 1994)

Institutional Shares
Average Annual Total Returns as of December 31, 2003	1 Year	5 Years	10 Years

Municipal Bond Portfolio Return Before Taxes	3.45%	4.66%	4.83%
Return After Taxes on Distributions[1]	3.40%	4.60%	4.79%
Return After Taxes on Distributions and Sales of Shares[1]	3.32%	4.53%	4.73%
Lehman Quality Intermediate Municipal Index[2]	4.64%	5.61%	5.58%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	The Lehman Quality Intermediate Municipal Index is an unmanaged index that tracks performance of municipal bonds issued after December 31, 1990 with remaining maturities of between 2 and 12 years and at least $5 million in outstanding principal.

9

Wilmington Short-Term Income Portfolio

      The Institutional Shares of the Wilmington Short-Term Income Portfolio were first offered on July 1, 2003, and therefore, the Portfolio does not have a full calendar year of performance.

FEES AND EXPENSES

      The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of a Portfolio.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee(a)	1.00%
Exchange fee(a)	1.00%

(a)	Institutional Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See “Redemption of Shares” and “Exchange of Shares” for additional information.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)1:

	Short/Intermediate	Broad Market	Municipal		Short-Term
	Bond Portfolio	Bond Portfolio	Bond Portfolio		Income Portfolio

Management fees	0.35%	0.35%	0.35%		0.35%
Distribution (Rule 12b-1) fees	None	None	None		None
Other expenses	0.27%	0.33%	0.47%		0.59%

Total annual operating expenses	0.62% [4]	0.68%	0.82%	[2]	0.94%	[3]
Waivers/reimbursements			(0.07)%	[2,4]	(0.29)%[3,4]

Net expenses			0.75%	[2,4]	0.65%	[3,4]

[1]	This table and the example below each reflect the aggregate annual operating expenses of each Portfolio and its corresponding Series of the Trust in which the Portfolio invests.
[2]	For Institutional Shares of the Municipal Bond Portfolio, the investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed 0.75%. This waiver will remain in place until November 1, 2005 unless the Board of Trustees approves its earlier termination.
[3]	For Institutional Shares of the Short-Term Income Portfolio, the investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed 0.65%. This waiver will remain in place until July 1, 2006 unless the Board of Trustees approves its earlier termination.

[4]	The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the Portfolios where a Class’ average daily net assets is below $75 million through September 2007. As a percentage of average net assets, these fees equaled 0.03% and 0.06% for the Municipal Bond Portfolio and Short-Term Income Portfolio, respectively, for the fiscal year ended June 30, 2004.

10

EXAMPLE

      This example is intended to help you compare the cost of investing in Institutional Shares of each Portfolio with the cost of investing in other mutual funds. The example below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Portfolio’s total operating expenses (reflecting applicable contractual waivers or reimbursements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

      Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Institutional Shares	1 Year	3 Years	5 Years	10 Years

Short/ Intermediate Bond Portfolio	$63	$199	$346	$774
Broad Market Bond Portfolio	$69	$218	$379	$847
Municipal Bond Portfolio	$77	$248	$442	$1,001
Short-Term Income Portfolio	$66	$258	$479	$1,116

      The above example is for comparison purposes only and is not a representation of a Portfolio’s actual expenses and returns of Institutional Shares, either past or future.

INVESTMENT OBJECTIVES

      The Wilmington Short/ Intermediate Bond Portfolio and the Wilmington Broad Market Bond Portfolio each seeks a high total return, consistent with high current income. The Wilmington Municipal Bond Portfolio seeks a high level of income exempt from federal income tax, consistent with the preservation of capital. These investment objectives may not be changed without shareholder approval.

      The Wilmington Short-Term Income Portfolio seeks to preserve capital and provide current income. This investment objective may be changed without shareholder approval, upon 60 days written notice to shareholders. There is no guarantee that a Portfolio will achieve its investment objective.

11

PRIMARY INVESTMENT STRATEGIES

      The Wilmington Short/ Intermediate Bond Portfolio invests its assets in the Short/ Intermediate Bond Series, which:

•	will invest at least 85% of its total assets in various types of investment grade fixed income securities

•	may invest up to 10% of its total assets in investment grade fixed income securities of foreign issuers

•	will, as a matter of fundamental policy, maintain a short-to-intermediate average dollar-weighted duration (2 1/2 to 4 years)

      The Wilmington Broad Market Bond Portfolio invests its assets in the Broad Market Bond Series, which:

•	will invest at least 85% of its total assets in various types of investment grade fixed income securities

•	may invest up to 10% of its total assets in investment grade fixed income securities of foreign issuers

•	will, as a matter of fundamental policy, maintain an intermediate average dollar-weighted duration (4 to 7 years)

      The Wilmington Municipal Bond Portfolio invests its assets in the Municipal Bond Series, which:

•	will, as a fundamental policy, invest substantially all (at least 80%) of its net assets in a diversified portfolio of municipal securities that provide interest that is exempt from federal income tax

•	may invest up to 20% of its net assets in other types of fixed income securities that provide income that is subject to federal tax

•	will, as a matter of fundamental policy, maintain an intermediate average dollar-weighted duration (4 to 8 years)

      The Municipal Bond Series may not invest more than 25% of its total assets in any one industry. You should note that governmental issuers of municipal securities are not considered part of any industry.

      The 25% limitation applies to municipal securities backed by the assets and revenues of non-governmental users, such as private operators of educational, hospital or housing facilities. However, the investment adviser may decide that the yields available from concentrating in obligations of a particular market sector or political subdivision justify the risk that the performance of the Municipal Bond Series may be adversely affected by such concentration. Under such market conditions, the Municipal Bond Series may

12

invest more than 25% of its assets in sectors of the municipal securities market, such as health care or housing, or in securities relating to one political subdivision, such as a given state or U.S. territory.

      Under these conditions, the Municipal Bond Series’ vulnerability to any special risks that affect that sector or jurisdiction could have an adverse impact on the value of an investment in the Series. There are no limitations on the Municipal Bond Series’ investment in any one of the three general categories of municipal obligations: general obligation bonds, revenue (or special) obligation bonds and private activity bonds.

      The Wilmington Short-Term Income Portfolio invests its assets in the Short-Term Income Series, which:

•	will invest at least 80% of its total assets in investment grade corporate fixed income securities

•	may invest up to 20% of its total assets in non-investment grade fixed income securities

•	will maintain a short average dollar-weighted duration (1 to 3 years)

SERIES COMPOSITION

      The composition of each Series’ holdings varies, depending upon the investment adviser’s analysis of the fixed income and municipal securities market and the expected trends in those markets. The securities purchased by the Series may be purchased based upon their yield (the income earned by the security) or their potential capital appreciation (the potential increase in the security’s value) or both. The investment adviser seeks to protect the Series’ principal value by reducing fluctuations in value relative to those that may be experienced by fixed income funds with a longer average duration. This strategy may reduce the level of income attained by a Series. There is no guarantee that principal value can be protected during periods of extreme interest rate volatility.

      Except for the Short-Term Income Series, the Series invest only in securities that are rated, at the time of purchase, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. or Standard & Poor’s Corporation. If the securities are not rated, then the investment adviser must determine that they are of comparable quality.

13

      The table below shows each Series’ principal investments. These are the types of securities that the investment adviser believes will likely help a Series achieve its investment objective.

	Short/Intermediate	Broad Market	Municipal	Short-Term
	Bond	Bond	Bond	Income

Asset-Backed Securities	✓	✓		✓
Bank Obligations	✓	✓		✓
Corporate Bonds, Notes and Commercial Paper	✓	✓		✓
Mortgage-Backed Securities	✓	✓		✓
Municipal Securities	✓	✓	✓	✓
Obligations Issued By Supranational Agencies	✓	✓		✓
U.S. Government Obligations	✓	✓		✓

      U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity. If an issuer that is not insured or guaranteed by the U.S. Treasury or U.S. Government fails to meet its commitments, a Portfolio would not be able to assert a claim against the United States.

      Each Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information (“SAI”). The investments and strategies listed above and described throughout this prospectus are those that the investment adviser will use under normal market conditions.

14

ADDITIONAL RISK INFORMATION

      The following is a list of certain risks that may apply to your investment in a Portfolio. Further information about investment risks is available in our SAI:

•	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

•	Foreign Security Risk: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.

•	Government Obligations Risk: The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government.

•	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values. The yield earned by a Portfolio will vary with changes in interest rates.

•	Leverage Risk: The risk associated with securities or practices (such as when-issued and forward commitment transactions) that multiply small market movements into larger changes in value.

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

•	Master/ Feeder Risk: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolios might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares in a master fund could have adverse effects on a Portfolio such as requiring the liquidation of a substantial portion of the master fund’s holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than a Portfolio’s interest and, therefore, could have effective voting control over the operation of a master fund.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

•	Valuation Risk: The risk that a Series has valued certain of its securities at a higher price than it can sell them.

15

FINANCIAL HIGHLIGHTS

      The financial highlights tables are intended to help you understand each Portfolio’s financial performance for the past 5 years. Certain information reflects financial results for a single Institutional Share of a Portfolio. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and other distributions). Financial highlights have been audited by Ernst & Young LLP whose report, along with each Portfolio’s financial statements, is included in the Institutional Shares Annual Report, which is available without charge upon request.

	For the Fiscal Years Ended June 30,

Short/Intermediate Bond Portfolio—	2004	2003	2002[2]	2001	2000†
Institutional Shares
Net Asset Value— Beginning of Year	$10.80	$10.23	$10.05	$9.67	$9.86

Investment Operations:

Net investment income	0.38	0.43	0.50	0.58	0.52

Net realized and unrealized gain (loss) on investments	(0.40)	0.64	0.20	0.38	(0.16)

Total from investment operations	(0.02)	1.07	0.70	0.96	0.36

Distributions:

From net investment income	(0.38)	(0.43)	(0.50)	(0.58)	(0.52)

From net realized gain	(0.22)	(0.07)	(0.02)	—	(0.03)

Total distributions	(0.60)	(0.50)	(0.52)	(0.58)	(0.55)

Net Asset Value— End of Year	$10.18	$10.80	$10.23	$10.05	$9.67

Total Return	(0.22)%	10.70%	7.08%	10.21%	4.28%

Ratios (to average net assets)/ Supplemental Data:[1]

Expenses:

Including expense limitations	0.62%	0.62%	0.62%	0.55%	0.55%

Excluding expense limitations	0.62%	0.62%	0.62%	0.61%	0.72%

Net investment income	3.60%	4.13%	4.89%	5.89%	6.35%

Portfolio turnover	27%	82%	136%	88%	47%

Net assets at end of year (000 omitted)	$188,519	$185,956	$167,077	$140,030	$140,015

†	Effective November 1, 1999, the Rodney Square Short/ Intermediate Bond Portfolio (“Rodney Square Portfolio”) was merged into the Wilmington Short/ Intermediate Bond Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio which have been restated to reflect the share conversion ratio applied in the merger.

[1]	Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I— Short/ Intermediate Bond Series (the “Series”) and the portfolio turnover reflects the investment activity of the Series.
[2]	As required, effective July 1, 2001, the Portfolio adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that requires the recording of paydown gains and losses on mortgage-backed and asset-backed securities as an adjustment to interest income. The effect of this change for the year ended June 30, 2002 was to decrease net investment income and increase net realized and unrealized gain (loss) by less than $0.01 per share, respectively, and decrease the ratio of net investment income to average net assets by less than .01%. Per share data and ratios for periods prior to July 1, 2001 have not been restated to reflect this change in accounting.

16

	For the Fiscal Years Ended June 30,

Broad Market Bond Portfolio—	2004	2003	2002[3]	2001	2000†
Institutional Shares
Net Asset Value— Beginning of Year	$10.67	$9.93	$9.81	$9.46	$9.63

Investment Operations:

Net investment income	0.41	0.46	0.52	0.58	0.58

Net realized and unrealized gain (loss) on investments	(0.53)	0.79	0.16	0.35	(0.15)

Total from investment operations	(0.12)	1.25	0.68	0.93	0.43

Distributions:

From net investment income	(0.41)	(0.46)	(0.52)	(0.58)	(0.58)

From net realized gain	(0.24)	(0.05)	(0.04)	— [2]	(0.02)

Total distributions	(0.65)	(0.51)	(0.56)	(0.58)	(0.60)

Net Asset Value— End of Year	$9.90	$10.67	$9.93	$9.81	$9.46

Total Return	(1.13)%	12.77%	7.04%	10.11%	4.72%

Ratios (to average net assets)/

Supplemental Data:[1]

Expenses:

Including expense limitations	0.68%	0.66%	0.68%	0.59%	0.55%

Excluding expense limitations	0.68%	0.66%	0.68%	0.70%	0.71%

Net investment income	4.05%	4.38%	5.16%	5.96%	6.15%

Portfolio turnover	26%	77%	180%	73%	53%

Net assets at end of year (000 omitted)	$88,935	$113,515	$116,427	$108,331	$79,310

†	Effective November 1, 1999, the Rodney Square Intermediate Bond Portfolio (“Rodney Square Portfolio”) was merged into the Wilmington Broad Market Bond Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

[1]	Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I— Broad Market Bond Series (the “Series”) and the portfolio turnover reflects the investment activity of the Series.

[2]	Distributions were less than .01 per share.
[3]	Effective July 1, 2001, the Portfolio adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that requires the recording of paydown gains and losses on mortgage-backed and asset-backed securities as an adjustment to interest income. The effect of this change for the year ended June 30, 2002 was to decrease net investment income and increase net realized and unrealized gain (loss) by less than $0.01 per share, respectively, and decrease the ratio of net investment income to average net assets from 5.20% to 5.16%. Per share data and ratios for periods prior to July 1, 2001 have not been restated to reflect this change in accounting.

17

	For the Fiscal Years Ended June 30,

Municipal Bond Portfolio—	2004	2003	2002	2001	2000†
Institutional Shares
Net Asset Value— Beginning of Year	$13.27	$12.87	$12.65	$12.25	$12.48

Investment Operations:

Net investment income	0.36	0.43	0.47	0.56	0.56

Net realized and unrealized gain (loss) on investments	(0.45)	0.42	0.27	0.40	(0.15)

Total from investment operations	(0.09)	0.85	0.74	0.96	0.41

Distributions:

From net investment income	(0.36)	(0.43)	(0.47)	(0.56)	(0.56)

From net realized gain	(0.02)	(0.02)	(0.05)	—	(0.08)

Total distributions	(0.38)	(0.45)	(0.52)	(0.56)	(0.64)

Net Asset Value— End of Year	$12.80	$13.27	$12.87	$12.65	$12.25

Total Return	(0.64)%	6.75%	5.93%	7.94%	3.40%

Ratios (to average net assets)/ Supplemental Data:[1]

Expenses:

Including expense limitations	0.75%	0.75%	0.75%	0.75%	0.75%

Excluding expense limitations	0.82%	0.95%	1.08%	1.39%	1.03%

Net investment income	2.78%	3.30%	3.63%	4.43%	4.59%

Portfolio turnover	20%	21%	28%	36%	50%

Net assets at end of year (000 omitted)	$63,069	$42,563	$32,592	$22,759	$16,009

†	Effective November 1, 1999, the Rodney Square Municipal Bond Portfolio (“Rodney Square Portfolio”) was merged into the Wilmington Municipal Bond Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

[1]	Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust—Municipal Bond Series (the “Series”) and the portfolio turnover reflects the investment activity of the Series.

18

For the Period
July 1, 2003[1]
through
June 30, 2004
Short-Term Income Portfolio— Institutional Shares
Net Asset Value— Beginning of Period	$10.00

Investment Operations:

Net investment income	0.18

Net realized and unrealized loss on investments	(0.19)

Total from investment operations	(0.01)

Distributions:

From net investment income	(0.18)

From net realized gain	— [2]

Total distributions	(0.18)

Net Asset Value— End of Period	$9.81

Total Return	(0.06)%

Ratios (to average net assets)/ Supplemental Data:[3]

Expenses:

Including expense limitations	0.65%

Excluding expense limitations	0.94%

Net investment income	1.91%

Portfolio turnover	42%

Net assets at end of period (000 omitted)	$49,594

[1]	Commencement of operations.

[2]	Less than $0.01 per share.

[3]	The expense and net investment income ratios include expenses allocated from the WT Investment Trust I— Short-Term Income Series (the “Series”) and the portfolio turnover reflects the investment activity of the Series.

19

MANAGEMENT OF THE PORTFOLIOS

       The Board of Trustees of WT Mutual Fund has oversight responsibility of the management, activities and affairs of the Portfolios and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Portfolio and its shareholders.

INVESTMENT ADVISER

      Rodney Square Management Corporation (“RSMC”), the Series’ investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the general oversight of the Board of Trustees, directs the investments of each Series in accordance with its investment objective, policies and limitations. In the past, RSMC has provided asset management services to individuals, personal trusts, municipalities, corporations and other organizations. Presently, RSMC provides its services exclusively to investment companies sponsored by it or its affiliates. As of September 30, 2004, RSMC had $4.7 billion in assets under management.

      For the twelve months ended June 30, 2004, RSMC received the following advisory fees (after fee waivers) as a percentage of each Series’ average daily net assets:

Short/ Intermediate Bond Series	0.35%

Broad Market Bond Series	0.35%

Municipal Bond Series	0.35%

Short-Term Income Series	0.35%

20

PORTFOLIO MANAGERS

      Eric K. Cheung, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Short/Intermediate Bond, Broad Market Bond and Short-Term Income Series. From 1978 until 1986, Mr. Cheung was the Portfolio Manager for fixed income assets of the Meritor Financial Group. In 1986, Mr. Cheung joined RSMC and its affiliates. In 1991, he became the Division Manager for all fixed income products.

      Clayton M. Albright, III, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Short/Intermediate Bond, Broad Market Bond and Short-Term Income Series. Mr. Albright has been affiliated with RSMC and its affiliates since 1976. Since 1987, he has specialized in the management of intermediate and long-term fixed income portfolios.

      Dominick J. D’Eramo, CFA, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Short/Intermediate Bond, Broad Market Bond and Short-Term Income Series. Mr. D’Eramo has been affiliated with RSMC and its affiliates since 1986 as a fixed income trader and was promoted to portfolio manager in 1990.

      Lisa More, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Municipal Bond Series. Ms. More has been affiliated with RSMC and its affiliates since 1988. Since 1990, she has specialized in the management of municipal income portfolios.

      Scott Edmonds, Assistant Vice President of RSMC is a member of the investment team primarily responsible for the day-to-day management of the Municipal Bond Series. Mr. Edmonds has been affiliated with RSMC and its affiliates since 1989 as an assistant portfolio manager and was promoted to a portfolio manager in 1991.

21

SERVICE PROVIDERS

      The chart below provides information on the primary service providers.

22

SHAREHOLDER INFORMATION

PRICING OF SHARES

      The Series value their assets based on current market values when such values are available. Prices for fixed income securities normally are supplied by a pricing service. Fixed income securities maturing within 60 days of the valuation date are valued at amortized cost. Any assets held by a Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC Inc., (“PFPC”) determines the daily net asset value per share. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

      PFPC determines the NAV per share of each Portfolio as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in a Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in that Portfolio. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. Shares will only be priced on business days.

PURCHASE OF SHARES

      Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of each Portfolio is $1,000. Additional investments in a Portfolio may be made in any amount. You may purchase shares as specified below.

      You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolios’ distributor (“Service Organization”), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolios. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

      By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Fixed Income Portfolios, indicating the name and class of the Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, each Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to

23

10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:

Wilmington Fixed Income Portfolios	Wilmington Fixed Income Portfolios
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

      By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

      Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.

      Any purchase order may be rejected if a Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

      It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

      For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

      You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Portfolio shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1% of the redemption amount may be charged. (See “Redemption Fees” below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day (if received after 4:00 p.m. Eastern time, or on a non-business day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio’s name and your account number should accompany any redemption requests.

24

      Redemption Fees: Each Portfolio will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios. This fee is paid directly to the respective Wilmington Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See “Exchange of Shares” for additional information regarding the exchange of shares of a Wilmington Portfolio.

      Market Timing: The Portfolios are not designed to accommodate market timing or repetitive trading. “Market timing” is defined as effecting frequent trades into or out of a Portfolio in an effort to anticipate or time price movements. A Portfolio may restrict or refuse purchase orders, whether directly or by exchange, by market timers or by those the Portfolios or the Distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of the investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Portfolio. There is no guarantee that the Portfolios or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

      By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

Regular mail:	Overnight mail:

Wilmington Fixed Income Portfolios	Wilmington Fixed Income Portfolios
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

      By Telephone: If you prefer to redeem your shares by telephone, you may elect to do so. However there are risks. The Portfolios have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

      Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account

25

designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

      If shares to be redeemed represent a recent investment made by check, each Portfolio reserves the right to withhold the redemption proceeds available until it believes that the check has been collected (which could take up to 10 days).

      Small Accounts: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account’s market value.

      For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

      You may exchange all or a portion of your shares in a Portfolio for Institutional Shares of the following funds (“Wilmington Portfolios”):

Wilmington Premier Money Market Portfolio

Wilmington Short/ Intermediate Bond Portfolio

Wilmington Broad Market Bond Portfolio

Wilmington Municipal Bond Portfolio

Wilmington Short-Term Income Portfolio

Wilmington Large Cap Core Portfolio

Wilmington Small Cap Core Portfolio

Wilmington Large Cap Value Portfolio

Wilmington International Strategic Allocation Fund

Wilmington Real Estate Strategic Allocation Fund

Wilmington Large Cap Strategic Allocation Fund

Wilmington Mid Cap Strategic Allocation Fund

Wilmington Small Cap Strategic Allocation Fund

      Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

26

      Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $500.

      Fees on Exchanges: If held for more than 60 days, there is no fee when Portfolio shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “Redemption of Shares” for additional information regarding redemptions and this fee.

      To obtain prospectuses of the other Wilmington Portfolios, you may call (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Portfolios may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Wilmington Portfolio shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

      Distributions from the net investment income of each Portfolio are declared daily as a dividend and paid monthly to you. Any net capital gain realized by a Portfolio will be distributed annually. The Short/ Intermediate Bond Portfolio and the Broad Market Bond Portfolio will distribute net realized gains from foreign currency transactions, if any, after the end of the fiscal year in which the gain was realized by them.

      Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

      As long as a Portfolio meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Portfolios’ distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Portfolio shares, are generally taxable to you as ordinary income. Each Portfolio will notify you following the end of the calendar year of the amount of dividends paid that year.

      Dividend distributions by the Municipal Bond Portfolio of the excess of its interest income on tax-exempt securities over certain amounts disallowed as deductions (“exempt-interest dividends”) may be treated by you as interest excludable from your gross income. The Municipal Bond Portfolio intends to distribute income that is exempt from Federal income tax, though it may invest a portion of its assets in securities that generate

27

taxable income. Income exempt from Federal income tax may be subject to state and local income tax. Additionally, any capital gains distributed by the Portfolio may be taxable.

      It is a taxable event for you if you sell or exchange shares of any Portfolio, including the Municipal Bond Portfolio. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

      State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

      This section is only a summary of some important income tax considerations that may affect your investment in a Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

28

DISTRIBUTION ARRANGEMENTS

       Professional Funds Distributor, LLC manages the Portfolios’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolios do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

MASTER/ FEEDER STRUCTURE

      Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. The Series holds the investment securities and bears the advisory fees. The Portfolios provide and bear the costs of distribution and shareholder services. Each shareholder of a master fund, including a Portfolio, will pay its proportionate share of the master fund’s expenses.

      For reasons relating to costs or a change in investment goal, among others, a Portfolio could switch to another master fund or decide to manage its assets itself. No Portfolio is currently contemplating such a move.

SHARE CLASSES

      The Portfolios issue Investor and Institutional Shares. Each class of shares bears a pro rata portion of a Portfolio’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

29

GLOSSARY

CORPORATE BONDS VS. GOVERNMENT BONDS:

Bonds issued by corporations generally pay a higher interest rate than government bonds. That’s because corporate bonds are somewhat riskier than government bonds and the interest payments on government bonds are exempt from some or all taxes. For example, if you live in Delaware and buy a bond issued by the state of Delaware or by any other government or municipal agency in Delaware, your interest on the bond is exempt from state and Federal income taxes. But if your bond is issued by any state other than the one in which you reside, the interest would only be exempt from Federal income tax and you would have to pay your state income tax. Interest payments on U.S. Treasury bonds are exempt from state and local taxes.

DURATION:

Duration measures the sensitivity of fixed income securities held by a portfolio to a change in interest rates. The value of a security with a longer duration will normally fluctuate to a greater degree than will the value of a security with a shorter duration should interest rates change. For example, if interest rates were to move 1%, a bond with a 3-year duration would experience approximately a 3% change in principal value. An identical bond with a 5-year duration would experience approximately a 5% change in its principal value.

FIXED INCOME SECURITIES:

Fixed income securities are generally bonds, which is a type of security that functions like a loan. Bonds are IOUs or debt issued by private companies, municipalities or government agencies. By comparison, when you buy a stock, you are buying a ownership in a company. With a bond, your “loan” is for a specific period, usually 2 to 30 years. You receive regular interest payments at the rate stated when you bought the bond. Hence the term “fixed-income” security.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the mutual fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

30

INVESTMENT GRADE SECURITIES:

Investment grade securities are securities that have been determined by a rating agency to have a medium to high probability of being paid, although there is always a risk of default. Investment grade securities are rated BBB, A, AA, or AAA by Standard & Poor’s Corporation or Baa, A, Aa or Aaa by Moody’s Investors Service, Inc.

MATURITY:

The final date on which the payment of a debt instrument (e.g., fixed income securities such as bonds and notes) becomes due and payable. Short-term bonds generally have maturities of up to five years; intermediate-term bonds between five and fifteen years; and long-term bonds over fifteen years.

MUNICIPAL SECURITIES:

Municipal securities are bonds issued by state and local governments to raise money for their activities.

NET ASSET VALUE OR “NAV”:

NAV =	Assets - Liabilities ____________________ Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest earned by a mutual fund on its investments less accrued expenses.

TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund’s portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

YIELD:

Yield is a measure of the income (dividends and interest) earned by the securities in a fund’s portfolio and paid to you over a specified time period. The annualized yield is expressed as a percentage of the offering price per share on a specified date.

31

FOR MORE INFORMATION

       FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

      Annual/ Semi-Annual Reports: These reports contain performance data and information on portfolio holdings, operating results, and a discussion of the market conditions and investment strategies that significantly affect the Portfolios’ performance for the most recently completed fiscal year or half-year.

      Statement of Additional Information (SAI): The SAI provides additional technical and legal descriptions of the Portfolios’ policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

      Copies of these documents and answers to questions about the Portfolios may be obtained without charge by contacting:

WT Mutual Fund c/o PFPC Inc. 760 Moore Road King of Prussia, PA 19406 (800) 336-9970 9:00 a.m. to 5:00 p.m. Eastern time

      Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or, by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolios may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

      FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

The investment company registration number is 811-08648.

32

WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO
WILMINGTON BROAD MARKET BOND PORTFOLIO
WILMINGTON MUNICIPAL BOND PORTFOLIO
WILMINGTON SHORT-TERM INCOME PORTFOLIO

of WT Mutual Fund
Investor Shares

PROSPECTUS DATED NOVEMBER 1, 2004

     This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that these Portfolios:

•	are not bank deposits

•	are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

•	are not federally insured

•	are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency

•	are not guaranteed to achieve their goal(s)

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

A look at the goals, strategies, risks, expenses and financial history of each Portfolio.
PORTFOLIO DESCRIPTIONS
Summary
Performance Information
Fees and Expenses
Example
Investment Objectives
Primary Investment Strategies
Series Composition
Additional Risk Information
Financial Highlights
Details about the service providers.
MANAGEMENT OF THE PORTFOLIOS
Investment Adviser
Portfolio Managers
Service Providers
Policies and instructions for opening, maintaining and closing an account in any of the Portfolios.
SHAREHOLDER INFORMATION
Pricing of Shares
Purchase of Shares
Redemption of Shares
Exchange of Shares
Distributions
Taxes
Details on the Portfolios’ distribution plans, master/feeder arrangement and share classes.
DISTRIBUTION ARRANGEMENTS
Rule 12b-1 Fees
Master/Feeder Structure
Share Classes
GLOSSARY
FOR MORE INFORMATION

For information about key terms and concepts, please refer to the “Glossary.”

2

WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO
WILMINGTON BROAD MARKET BOND PORTFOLIO
WILMINGTON MUNICIPAL BOND PORTFOLIO
WILMINGTON SHORT-TERM INCOME PORTFOLIO

Investor Shares

PORTFOLIO DESCRIPTIONS

SUMMARY

Investment Objective	•	The Wilmington Short/Intermediate Bond Portfolio and the Wilmington Broad Market Bond Portfolio each seeks a high total return, consistent with high current income.

	•	The Wilmington Municipal Bond Portfolio seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.

	•	The Wilmington Short-Term Income Portfolio seeks to preserve capital and provide current income.
Investment Focus	•	Fixed income securities

Share Price Volatility	•	Moderate

Principal Investment Strategy	•	Each Portfolio operates as a “feeder fund” which means that the Portfolio does not buy individual securities directly. Instead, it invests in a “master fund,” which in turn purchases investment securities. The Portfolios invest all of their assets in master funds which are separate series of WT Investment Trust I. Each Portfolio and its corresponding series have the same investment objective, policies and limitations.

	•	The Wilmington Short/Intermediate Bond Portfolio invests in the Short/Intermediate Bond Series, which invests at least 85% of its total assets in various types of investment grade fixed income securities.

3

	•	The Wilmington Broad Market Bond Portfolio invests in the Broad Market Bond Series, which invests at least 85% of its total assets in various types of investment grade fixed income securities.

	•	The Wilmington Municipal Bond Portfolio invests in the Municipal Bond Series, which invests at least 80% of its net assets in municipal securities that provide interest exempt from federal income tax.

	•	The Wilmington Short-Term Income Portfolio invests in the Short-Term Income Series, which, under normal circumstances, invests at least 80% of its total assets in investment grade fixed-income securities such as corporate bonds, notes or commercial paper and U.S. Government obligations. The Series invests primarily in short and intermediate term, investment grade, fixed income securities and may invest up to 20% of its assets in non-investment grade, fixed income securities.

	•	The investment adviser purchases securities based on their yield or potential capital appreciation, or both. The investment adviser may sell securities in anticipation of market declines, credit downgrades, or to purchase alternative fixed income investments that the investment adviser believes may perform better.

Principal Risks	The Portfolios are subject to the risks summarized below which are further described under “Additional Risk Information.”

	•	An investment in a Portfolio is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

	•	It is possible to lose money by investing in a Portfolio.

	•	The fixed income securities in which the Portfolios invest through their corresponding Series are subject to credit risk, prepayment risk, market risk, liquidity risk and interest rate risk. Typically, when interest rates rise, the market prices of fixed income securities go down. Securities issued by government sponsored entities are not insured or guaranteed by the U.S. Government.

	•	Non-investment grade, fixed income securities, involve greater risk of default or price changes due to the lower credit quality of the issuer than investment grade, fixed income securities. The value of lower-quality, fixed income securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to sell.

	•	The performance of a Portfolio will depend on whether or not the

4

investment adviser is successful in pursuing the investment strategy.

Investor Profile	•	Investors who want income from their investments without the volatility of an equity portfolio.

5

PERFORMANCE INFORMATION

Wilmington Short/Intermediate Bond Portfolio

     The Investor Shares Wilmington Short/Intermediate Bond Portfolio were first offered on October 7, 2003 and, therefore, the Portfolio does not have a full calendar year of performance. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio’s Institutional Shares performance from calendar year to calendar year and by showing the Portfolio’s Institutional Shares average annual returns for one year, five years and ten years, before and after taxes, compared with those of its benchmark index, the Lehman Intermediate Government/Credit Index, and the Merrill Lynch 1-10 Year U.S. Treasury Index, both broad measures of market performance. The performance shown in the bar chart and performance table are for the Institutional Shares of the Portfolio, which are not offered in this prospectus. However, the Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Investor Shares do not have the same expenses. Specifically, the Investor Shares are subject to a 0.25% distribution fee. Had such fee been deducted, the returns would be less. The performance prior to November 1, 1999, reflects the performance of the Rodney Square Short/Intermediate Bond Portfolio, which was merged into the Portfolio, effective November 1, 1999. In connection with the merger, the Portfolio changed its investment objective, policies and limitations to match those of the Rodney Square Short/Intermediate Bond Portfolio. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

Annual Total Returns for the Past 10 Calendar Years

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 2.30%

Best Quarter	Worst Quarter
5.13%	-1.77%
(June 30,1995)	(March 31, 1994)

6

Institutional Shares

Average Annual Total Returns as of December 31, 2003	1 Year	5 Years	10 Years
Short/Intermediate Bond Portfolio Return Before Taxes	3.81%	6.22%	6.20%
Return After Taxes on Distributions[1]	1.91%	3.99%	3.84%
Return After Taxes on Distributions and Sales of Shares[1]	2.66%	3.93%	3.81%
Lehman Intermediate Government/Credit Index (reflects no deduction for fees, expenses or taxes)[2]	4.31%	6.65%	6.63%
Merrill Lynch 1-10 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)[3]	2.13%	5.93%	6.21%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	The Lehman Intermediate Government/Credit Index is an unmanaged index of fixed rate U.S. Treasury Bonds and Notes, U.S. Government Agency obligations and investment grade corporate debt obligations with maturities between 1 and 10 years.

[3]	The Merrill Lynch 1-10 Year U.S. Treasury Index is an unmanaged index of fixed rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 10 years.

7

Wilmington Broad Market Bond Portfolio

     As of the date of this prospectus, the Investor Shares of the Portfolio have not commenced operations and, therefore, the Portfolio does not have a full calendar year of performance. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio’s Institutional Shares performance from calendar year to calendar year and by showing the Portfolio’s Institutional Shares average annual returns for one year, five years and ten years, before and after taxes, compared with those of its benchmark index, the Lehman Government/Credit Index, and the Merrill Lynch U.S. Treasury Master Index, both broad measures of market performance. The performance shown in the bar chart and performance table are for the Institutional Shares of the Portfolio, which are not offered in this prospectus. However, the Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Investor Shares do not have the same expenses. Specifically, the Investor Shares are subject to a 0.25% distribution fee. Had such fee been deducted, the returns would be less. This performance information includes the performance of the Portfolio’s predecessor, the Bond Fund, a collective investment fund. The Bond Fund’s performance has been included for the periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio (i.e. adjusted to reflect expenses, absent investment advisory fee waivers). The Bond Fund was not registered as a mutual fund under the Investment Company Act of 1940 (“1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Bond Fund had been registered under the 1940 Act, its performance may have been different. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

Annual Total Returns for the Past 10 Calendar Years

Calendar Year-to-Date Total Return as of September 30, 2004: 2.85%

Best Quarter	Worst Quarter
6.54%	-3.41%
(June 30, 1995)	(March 31, 1994)

8

Institutional Shares

			Since
Average Annual Total Returns as of December 31, 2003	1 Year	5 Years	June 29, 1998	10 Years[1]
Broad Market Bond Portfolio Return Before Taxes	4.16%	6.18%	6.48%	6.37%[2]
Return After Taxes on Distributions[3]	2.12%	3.86%	4.12%	N/A
Return After Taxes on Distributions and Sales of Shares[3]	2.95%	3.85%	4.08%	N/A
Lehman Government/Credit Index (reflects no deduction for fees, expenses or taxes)[4]	4.68%	6.65%	6.99%	6.98%
Merrill Lynch U.S. Treasury Master Index (reflects no deduction for fees, expenses or taxes)[5]	2.26%	6.15%	6.62%	6.68%

[1]	For periods prior to June 29, 1998, the Portfolio’s predecessor, the Bond Fund, operated as a collective investment fund. As a collective investment fund, the Bond Fund was treated differently than the Portfolio for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.

[2]	This performance information reflects the performance of the Portfolio and its predecessor, the Bond Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Portfolio.

[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[4]	The Lehman Government/Credit Index is an unmanaged index of fixed rate U.S. Treasury Bonds and Notes, U.S. Government Agency obligations and investment grade corporate debt obligations with maturities of 1 year or greater.

[5]	The Merrill Lynch U.S. Treasury Master Index is an unmanaged index of fixed rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 30 years.

9

Wilmington Municipal Bond Portfolio

     As of the date of this prospectus, the Investor Shares of the Portfolio have not commenced operations and, therefore, the Portfolio does not have a full calendar year of performance. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio’s Institutional Shares performance from calendar year to calendar year and by showing the Portfolio’s Institutional Shares average annual returns for one year, five years and ten years, before and after taxes, compared with those of its benchmark index, the Lehman Quality Intermediate Municipal Index, a broad measure of market performance. The performance shown in the bar chart and performance table are for the Institutional Shares of the Portfolio, which are not offered in this prospectus. However, the Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Investor Shares do not have the same expenses. Specifically, the Investor Shares are subject to a 0.25% distribution fee. Had such fee been deducted, the returns would be less. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future..

Annual Total Returns for the Past 10 Calendar Years

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 1.70%

Best Quarter	Worst Quarter
5.86%	-4.79%
(March 31, 1995)	(March 31, 1994)

10

Institutional Shares

Average Annual Total Returns as of December 31, 2003	1 Year	5 Years	10 years
Municipal Bond Portfolio Return Before Taxes	3.45%	4.66%	4.83%
Return After Taxes on Distributions[1]	3.40%	4.60%	4.79%
Return After Taxes on Distributions and Sales of Shares[1]	3.32%	4.53%	4.73%
Lehman Quality Intermediate Municipal Index[2]	4.64%	5.61%	5.58%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	The Lehman Quality Intermediate Municipal Index is an unmanaged index that tracks performance of municipal bonds issued after December 31, 1990 with remaining maturities of between 2 and 12 years and at least $5 million in outstanding principal.

11

Wilmington Short-Term Income Portfolio

As of the date of this Prospectus the Investor Shares of the Short-Term Income Portfolio have not yet commenced operations.

FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold Investor Shares of a Portfolio.

Shareholder Fees (fees paid directly from your investment)

Investor Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee(a)	1.00%
Exchange fee(a)	1.00%

(a)	Investor Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See “Redemption of Shares” and “Exchange of Shares” for additional information.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)1:

	Short/Intermediate	Broad Market	Municipal	Short-Term
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Income Portfolio
Management fees	0.35%	0.35%	0.35%	0.35%
Distribution (Rule 12b-1) fees	0.25%	0.25%	0.25%	0.25%
Other expenses	4.76%	0.33%	0.47%	0.59%
Total annual operating expenses	5.36%	0.93%	1.07%[2]	1.19%[3]
Waivers/reimbursements	(4.50)%		(0.07)%[2,4]	(0.29)%[3,4]
Net expenses	0.86%		1.00%[2,4]	0.90%[3,4]

[1]	This table and the example below each reflect the aggregate annual operating expenses of each Portfolio and its corresponding Series of the Trust in which the Portfolio invests.

[2]	For Investor Shares of the Municipal Bond Portfolio, the investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed 1.00%. This waiver will remain in place until November 1, 2005 unless the Board of Trustees approves its earlier termination.

[3]	For Investor Shares of the Short-Term Income Portfolio, the investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed 0.90%. This waiver will remain in place until July 1, 2006 unless the Board of Trustees approves its earlier termination.

[4]	The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the Portfolios where a Class’ average daily net assets is below $75 million through September 2007. As a percentage of average net assets, these fees equaled 4.50%, 0.03%, and 0.06% for the Short/Intermediate Bond Portfolio, the Municipal Bond Portfolio, and the Short-Term Income Portfolio, respectively, the fiscal year ended June 30, 2004.

12

EXAMPLE

     This example is intended to help you compare the cost of investing in Investor Shares of each Portfolio with the cost of investing in other mutual funds. The example below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Portfolio’s total operating expenses (reflecting applicable contractual waivers or reimbursements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Investor Shares	1 Year	3 Years	5 Years	10 Years
Short/Intermediate Bond Portfolio	$88	$274	$1,481	$4,459
Broad Market Bond Portfolio	$95	$296	$515	$1,143
Municipal Bond Portfolio	$102	$327	$577	$1,293
Short-Term Income Portfolio	$92	$336	$614	$1,406

     The above example is for comparison purposes only and is not a representation of a Portfolio’s actual expenses and returns of Investor Shares, either past or future.

+

13

INVESTMENT OBJECTIVES

     The Wilmington Short/Intermediate Bond Portfolio and the Wilmington Broad Market Bond Portfolio each seeks a high total return, consistent with high current income. The Wilmington Municipal Bond Portfolio seeks a high level of income exempt from federal income tax, consistent with the preservation of capital. These investment objectives may not be changed without shareholder approval.

     The Wilmington Short-Term Income Portfolio seeks to preserve capital and provide current income. This investment objective may be changed without shareholder approval, upon 60 day’s written notice to shareholders. There is no guarantee that a Portfolio will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

     The Wilmington Short/Intermediate Bond Portfolio invests its assets in the Short/Intermediate Bond Series, which:

•	will invest at least 85% of its total assets in various types of investment grade fixed income securities

•	may invest up to 10% of its total assets in investment grade fixed income securities of foreign issuers

•	will, as a matter of fundamental policy, maintain a short-to-intermediate average dollar-weighted duration (2½ to 4 years)

     The Wilmington Broad Market Bond Portfolio invests its assets in the Broad Market Bond Series, which:

•	will invest at least 85% of its total assets in various types of investment grade fixed income securities

•	may invest up to 10% of its total assets in investment grade fixed income securities of foreign issuers

•	will, as a matter of fundamental policy, maintain an intermediate average dollar-weighted duration (4 to 7 years)

     The Wilmington Municipal Bond Portfolio invests its assets in the Municipal Bond Series, which:

•	will, as a fundamental policy, invest substantially all (at least 80%) of its net assets in a diversified portfolio of municipal securities that provide interest that is exempt from federal income tax

•	may invest up to 20% of its net assets in other types of fixed income securities that provide income that is subject to federal tax

•	will, as a matter of fundamental policy, maintain an intermediate average dollar-weighted duration (4 to 8 years)

     The Municipal Bond Series may not invest more than 25% of its total assets in any one industry.

14

You should note that governmental issuers of municipal securities are not considered part of any industry.

     The 25% limitation applies to municipal securities backed by the assets and revenues of non-governmental issuers, such as private operators of educational, hospital or housing facilities. However, the investment adviser may decide that the yields available from concentrating in obligations of a particular market sector or political subdivision justify the risk that the performance of the Municipal Bond Series may be adversely affected by such concentration. Under such market conditions, the Municipal Bond Series may invest more than 25% of its assets in sectors of the municipal securities market, such as health care or housing, or in securities relating to one political subdivision, such as a given state or U.S. territory.

     Under these conditions, the Municipal Bond Series’ vulnerability to any special risks that affect that sector or jurisdiction could have an adverse impact on the value of an investment in the Series. There are no limitations on the Municipal Bond Series’ investment in any one of the three general categories of municipal obligations: general obligation bonds, revenue (or special) obligation bonds and private activity bonds.

  The Wilmington Short-Term Income Portfolio invests its assets in the Short-Term Income Series, which:

•	will invest at least 80% of its total assets in investment grade corporate fixed income securities

•	may invest up to 20% of its total assets in non-investment grade fixed income securities

•	will maintain a short average dollar-weighted duration (1 to 3 years)

SERIES COMPOSITION

     The composition of each Series’ holdings varies, depending upon the investment adviser’s analysis of the fixed income and municipal securities market and the expected trends in those markets. The securities purchased by the Series may be purchased based upon their yield (the income earned by the security) or their potential capital appreciation (the potential increase in the security’s value) or both. The investment adviser seeks to protect the Series’ principal value by reducing fluctuations in value relative to those that may be experienced by fixed income funds with a longer average duration. This strategy may reduce the level of income attained by a Series. There is no guarantee that principal value can be protected during periods of extreme interest rate volatility.

     Except for the Short-Term Income Series, the Series invest only in securities that are rated, at the time of purchase, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. or Standard & Poor’s Corporation. If the securities are not rated, then the investment adviser must determine that they are of comparable quality.

15

The table below shows each Series’ principal investments. These are the types of securities that the investment adviser believes will help a Series achieve its investment objective.

	Short/Intermediate	Broad Market	Municipal	Short-Term
	Bond	Bond	Bond	Income
Asset-Backed Securities	✓	✓		✓
Bank Obligations	✓	✓		✓
Corporate Bonds, Notes and Commercial Paper	✓	✓		✓
Mortgage-Backed Securities	✓	✓		✓
Municipal Securities	✓	✓	✓	✓
Obligations Issued By Supranational Agencies	✓	✓		✓
U.S. Government Obligations	✓	✓		✓

     U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity. If an issuer that is not insured or guaranteed by the U.S. Treasury or U.S. Government fails to meet its commitments, a Portfolio would not be able to assert a claim against the United States.

     Each Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information (“SAI”). The investments and strategies listed above and described throughout this prospectus are those that the investment adviser will use under normal market conditions.

16

ADDITIONAL RISK INFORMATION

     The following is a list of certain risks that may apply to your investment in a Portfolio. Further information about investment risks is available in our SAI:

•	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

•	Foreign Security Risk: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.

•	Government Obligations Risk: The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government.

•	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values. The yield earned by a Portfolio will vary with changes in interest rates.

•	Leverage Risk: The risk associated with securities or practices (such as when-issued and forward commitment transactions) that multiply small market movements into larger changes in value.

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

•	Master/Feeder Risk: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolios might encounter operational or other complications. For example, large-scale redemptions by other feeders, if any, of their shares in a master fund could have adverse effects on a Portfolio such as requiring the liquidation of a substantial portion of the master fund’s holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than a Portfolio’s interest and, therefore, could have effective voting control over the operation of a master fund.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

•	Valuation Risk: The risk that a Series has valued certain of its securities at a higher price than it can sell them.

17

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Wilmington Short/Intermediate Bond Portfolio’s financial performance since its inception. Certain information reflects financial results for a single Investor Share of a Portfolio. The total return in the table represents the rate that you would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and other distributions). Financial highlights have been audited by Ernst & Young LLP, whose report, along with the Portfolio’s financial statements, is included in the Investor Shares Annual Report, which is available without charge upon request.

	For the Period
	October 7, 2003[1]
	through
	June 30, 2004
Short/Intermediate Bond Portfolio — Investor Shares
Net Asset Value — Beginning of Period	$10.59

Investment Operations:
Net investment income	0.25
Net realized and unrealized loss on investments	(0.29)

Total from investment operations	(0.04)

Distributions:
From net investment income	(0.25)
From net realized gain	(0.22)

Total distributions	(0.47)

Net Asset Value — End of Period	$10.08

Total Return	(0.36	)%**
Ratios (to average net assets)/Supplemental Data:[2]
Expenses:
Including expense limitations	0.86	%*
Excluding expense limitations	5.36%
Net investment income	3.32%
Portfolio turnover	27	%**
Net assets at end of period (000 omitted)	$223

*	Annualized.

**	Not annualized.

[1]	Commencement of operations.

[2]	The expense and net investment income ratios include expenses allocated from the WT Investment Trust I — Short/Intermediate Bond Series (the “Series”) and the portfolio turnover reflects the investment activity of the Series.

18

MANAGEMENT OF THE PORTFOLIOS

     The Board of Trustees of WT Mutual Fund has oversight responsibility of the management, activities and affairs of the Portfolios and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Portfolio and its shareholders.

INVESTMENT ADVISER

     Rodney Square Management Corporation (“RSMC”), the Series’ investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the general oversight of the Board of Trustees, directs the investments of each Series in accordance with its investment objective, policies and limitations. In the past, RSMC has provided asset management services to individuals, personal trusts, municipalities, corporations and other organizations. Presently, RSMC provides its services exclusively to investment companies sponsored by it or its affiliates. As of September 30, 2004, RSMC had $4.7 billion in assets under management.

     For the twelve months ended June 30, 2004, RSMC received the following advisory fees (after fee waivers) as a percentage of each Series’ average daily net assets:

Short/Intermediate Bond Series	0.35%
Broad Market Bond Series	0.35%
Municipal Bond Series	0.35%
Short-Term Income Series	0.35%

19

PORTFOLIO MANAGERS

     Eric K. Cheung, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Short/Intermediate Bond, Broad Market Bond and Short-Term Income Series. From 1978 until 1986, Mr. Cheung was the Portfolio Manager for fixed income assets of the Meritor Financial Group. In 1986, Mr. Cheung joined RSMC and its affiliates. In 1991, he became the Division Manager for all fixed income products.

     Clayton M. Albright, III, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Short/Intermediate Bond, Broad Market Bond and Short-Term Income Series. Mr. Albright has been affiliated with RSMC and its affiliates since 1976. Since 1987, he has specialized in the management of intermediate and long-term fixed income portfolios.

     Dominick J. D’Eramo, CFA, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Short/Intermediate Bond, Broad Market Bond and Short-Term Income Series. Mr. D’Eramo has been affiliated with RSMC and its affiliates since 1986 as a fixed income trader and was promoted to portfolio manager in 1990.

     Lisa More, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Municipal Bond Series. Ms. More has been affiliated with RSMC and its affiliates since 1988. Since 1990, she has specialized in the management of municipal income portfolios.

     Scott Edmonds, Assistant Vice President of RSMC is a member of the investment team primarily responsible for the day-to-day management of the Municipal Bond Series. Mr. Edmonds has been affiliated with RSMC and its affiliates since 1989 as an assistant portfolio manager and was promoted to a portfolio manager in 1991.

20

SERVICE PROVIDERS

The chart below provides information on the primary service providers.

Asset		Shareholder
Management		Services

Investment Adviser Rodney Square Management Corp. 1100 North Market Street Wilmington, DE 19890		Transfer Agent PFPC Inc. 760 Moore Road King of Prussia, PA 19406

Manages each Series’ business and investment activities.		Handles shareholder services, including recordkeeping and statements, payment of distribution and processing of buy and sell requests.
WT MUTUAL FUND
Wilmington Short/Intermediate Bond Portfolio
Wilmington Broad Market Bond Portfolio
Wilmington Municipal Bond Portfolio
Fund	Wilmington Short-Term	Asset
Operations	Income Portfolio	Safe Keeping

Administrator and Accounting Agent PFPC Inc. 301 Bellevue Parkway Wilmington, DE 19809		Custodian Wilmington Trust Company 1100 North Market Street Wilmington, DE 19890

Provides facilities, equipment and personnel to carry out administrative services related to each Portfolio and calculates each Portfolio’s NAV and distributions.		Holds each Portfolio’s assets, settles all portfolio trades and collects most of the valuation data required for calculating each Portfolio’s NAV per share.
Distribution

Distributor Professional Funds Distributor, LLC 760 Moore Road King of Prussia, PA 19406

Distributes the Portfolios’ shares.

21

SHAREHOLDER INFORMATION

PRICING OF SHARES

     The Series value their assets based on current market values when such values are available. Prices for fixed income securities normally are supplied by a pricing service. Fixed income securities maturing within 60 days of the valuation date are valued at amortized cost. Any assets held by a Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that determines the daily net asset value per share. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

     PFPC Inc. determines the NAV per share of each Portfolio as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in a Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in that Portfolio. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. Shares will only be priced on business days.

PURCHASE OF SHARES

     Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of each Portfolio is $1,000. Additional investments in a Portfolio may be made in any amount. You may purchase shares as specified below.

     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolios’ distributor (“Service Organization”), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolios. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

     By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Fixed Income Portfolios, indicating the name and class of the Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, each Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:
Wilmington Fixed Income Portfolios	Wilmington Fixed Income Portfolios
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

22

     By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.

     Any purchase order may be rejected if a Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

     It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

     For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

     You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Portfolio shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1% of the redemption amount may be charged. (See “Redemption Fees” below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day (if received after 4:00 p.m. Eastern time, or on a non-business day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio’s name and your account number should accompany any redemption requests.

     Redemption Fees: Each Portfolio will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios. This fee is paid directly to the respective Wilmington Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See “Exchange of Shares” for additional information regarding the exchange of shares of a Wilmington Portfolio.

     Market Timing: The Portfolios are not designed to accommodate market timing or repetitive trading. “Market timing” is defined as effecting frequent trades into or out of a Portfolio in an effort to

23

anticipate or time price movements. A Portfolio may restrict or refuse purchase orders, whether directly or by exchange, by market timers or by those the Portfolio or the Distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of the investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Portfolio. There is no guarantee that the Portfolios or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

     By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

Regular mail:	Overnight mail:
Wilmington Fixed Income Portfolios	Wilmington Fixed Income Portfolios
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Telephone: If you prefer to redeem your shares by telephone, you may elect to do so. However there are risks. The Portfolios have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

     If shares to be redeemed represent a recent investment made by check, each Portfolio reserves the right to withhold the redemption proceeds available until it believes that the check has been collected (which could take up to 10 days).

     Small Accounts: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account’s market value.

     For additional information on other ways to redeem shares, please refer to our SAI.

24

EXCHANGE OF SHARES

     You may exchange all or a portion of your shares in a Portfolio for Investor Shares of the following funds (“Wilmington Portfolios”):

     Wilmington Short/Intermediate Bond Portfolio

     Wilmington Broad Market Bond Portfolio

     Wilmington Municipal Bond Portfolio

     Wilmington Short-Term Income Portfolio

     Wilmington Large Cap Core Portfolio

     Wilmington Small Cap Core Portfolio

     Wilmington Large Cap Value Portfolio

     Wilmington International Strategic Allocation Fund

     Wilmington Real Estate Strategic Allocation Fund

     Wilmington Large Cap Strategic Allocation Fund

     Wilmington Mid Cap Strategic Allocation Fund

     Wilmington Small Cap Strategic Allocation Fund

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $500.

     Fees on Exchanges: If held for more than 60 days, there is no fee when Portfolio shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “Redemption of Shares” for additional information regarding redemptions and this fee.

25

     To obtain prospectuses of the other Wilmington Portfolios, you may call (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Portfolios may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Wilmington Portfolio’s shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

     Distributions from the net investment income of each Portfolio are declared daily as a dividend and paid monthly to you. Any net capital gain realized by a Portfolio will be distributed annually. The Short/Intermediate Bond Portfolio and the Broad Market Bond Portfolio will distribute net realized gains from foreign currency transactions, if any, after the end of the fiscal year in which the gain was realized by them.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

     As long as a Portfolio meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Portfolios’ distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Portfolio shares, are generally taxable to you as ordinary income. Each Portfolio will notify you following the end of the calendar year of the amount of dividends paid that year.

     Dividend distributions by the Municipal Bond Portfolio of the excess of its interest income on tax-exempt securities over certain amounts disallowed as deductions (“exempt-interest dividends”) may be treated by you as interest excludable from your gross income. The Municipal Bond Portfolio intends to distribute income that is exempt from Federal income tax, though it may invest a portion of its assets in securities that generate taxable income. Income exempt from Federal income tax may be subject to state and local income tax. Additionally, any capital gains distributed by the Portfolio may be taxable.

26

     It is a taxable event for you if you sell or exchange shares of any Portfolio, including the Municipal Bond Portfolio. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in a Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

27

DISTRIBUTION ARRANGEMENTS

     Professional Funds Distributor, LLC (“Distributor”) manages the Portfolios’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. Other than the Rule 12b-1 fees described below, the Portfolios do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

RULE 12b-1 FEES

     The Investor Shares of each Portfolio has adopted a distribution plan under Rule 12b-1 that allows a Portfolio to pay a fee to the Distributor for the sale and distribution of Investor Shares, and for services provided to shareholders of Investor Shares. Because these fees are paid out of a Portfolio’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee that a Portfolio can charge is 0.25% of a Portfolio’s average daily net assets.

MASTER/FEEDER STRUCTURE

     Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. The Series holds the investment securities and bears the advisory fees. The Portfolios provide and bear the costs of distribution and shareholder services.. Each shareholder of a master fund, including a Portfolio, will pay its proportionate share of the master fund’s expenses.

     For reasons relating to costs or a change in investment goal, among others, a Portfolio could switch to another master fund or decide to manage its assets itself. No Portfolio is currently contemplating such a move.

SHARE CLASSES

     The Portfolios issue Investor and Institutional Shares. Each class of shares bears a pro rata portion of a Portfolio’s common expenses in addition to expenses directly attributable to that class. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares. Institutional Shares are offered to retirement plans and other institutional investors.

28

GLOSSARY

CORPORATE BONDS VS. GOVERNMENT BONDS:

Bonds issued by corporations generally pay a higher interest rate than government bonds. That’s because corporate bonds are somewhat riskier than government bonds and the interest payments on government bonds are exempt from some or all taxes. For example, if you live in Delaware and buy a bond issued by the state of Delaware or by any other government or municipal agency in Delaware, your interest on the bond is exempt from state and Federal income taxes. But if your bond is issued by any state other than the one in which you reside, the interest would only be exempt from Federal income tax and you would have to pay your state income tax. Interest payments on U.S. Treasury bonds are exempt from state and local taxes.

DURATION:

Duration measures the sensitivity of fixed income securities held by a portfolio to a change in interest rates. The value of a security with a longer duration will normally fluctuate to a greater degree than will the value of a security with a shorter duration should interest rates change. For example, if interest rates were to move 1%, a bond with a 3-year duration would experience approximately a 3% change in principal value. An identical bond with a 5-year duration would experience approximately a 5% change in its principal value.

FIXED INCOME SECURITIES:

Fixed income securities are generally bonds, which is a type of security that functions like a loan. Bonds are IOUs or debt issued by private companies, municipalities or government agencies. By comparison, when you buy a stock, you are buying a ownership in a company. With a bond, your “loan” is for a specific period, usually 2 to 30 years. You receive regular interest payments at the rate stated when you bought the bond. Hence the term “fixed-income” security.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the mutual fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

INVESTMENT GRADE SECURITIES:

Investment grade securities are securities that have been determined by a rating agency to have a medium to high probability of being paid, although there is always a risk of default. Investment grade securities are rated BBB, A, AA, or AAA by Standard & Poor’s Corporation or Baa, A, Aa or Aaa by Moody’s Investors Service, Inc.

29

MATURITY:

The final date on which the payment of a debt instrument (e.g., fixed income securities such as bonds and notes) becomes due and payable. Short-term bonds generally have maturities of up to five years; intermediate-term bonds between five and fifteen years; and long-term bonds over fifteen years.

MUNICIPAL SECURITIES:

Municipal securities are bonds issued by state and local governments to raise money for their activities.

NET ASSET VALUE OR “NAV”:

NAV	=	Assets - Liabilities

Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest earned by a mutual fund on its investments less accrued expenses.

RULE 12b-1 FEES:

Rule 12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.

TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund’s portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

YIELD:

Yield is a measure of the income (dividends and interest) earned by the securities in a fund’s portfolio and paid to you over a specified time period. The annualized yield is expressed as a percentage of the offering price per share on a specified date.

30

FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     Annual/Semi-Annual Reports: These reports contain performance data and information on portfolio holdings, operating results, and a discussion of the market conditions and investment strategies that significantly affect the Portfolios’ performance for the most recently completed fiscal year or half-year.

     Statement of Additional Information (SAI): The SAI provides additional technical and legal descriptions of the Portfolios’ policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

Copies of these documents and answers to questions about the Portfolios may be obtained without charge by contacting:

WT Mutual Fund
c/o PFPC Inc.
760 Moore Road
King of Prussia, PA 19406
(800) 336-9970
9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or, by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolios may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970

The investment company registration number is 811-08648.

31

WILMINGTON LARGE CAP CORE PORTFOLIO

WILMINGTON LARGE CAP VALUE PORTFOLIO
WILMINGTON SMALL CAP CORE PORTFOLIO
of WT Mutual Fund
Institutional Shares

PROSPECTUS DATED NOVEMBER 1, 2004
       This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

      Please note that these Portfolios:

•	are not bank deposits

•	are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

•	are not federally insured

•	are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency

•	are not guaranteed to achieve their goal(s)

      Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

PORTFOLIO DESCRIPTIONS

A look at the goals, strategies, risks, expenses and financial history of each Portfolio.	Summary 3

Performance Information 6

Fees and Expenses 12

Example 13

Investment Objectives 13

Primary Investment Strategies 14

Additional Risk Information 19

Financial Highlights 22

Details about the service providers.	MANAGEMENT OF THE PORTFOLIOS

Investment Advisers 25

Portfolio Managers 26

Service Providers 30

Policies and instructions for opening, maintaining and closing an account in any of the Portfolios.	SHAREHOLDER INFORMATION

Pricing of Shares 31

Purchase of Shares 31

Redemption of Shares 32

Exchange of Shares 34

Distributions 35

Taxes 35

Details on the Portfolios’ master/feeder arrangement and share classes.	DISTRIBUTION ARRANGEMENTS

Portfolio Structure 37

Share Classes 37

GLOSSARY 38

FOR MORE INFORMATION 40

For information about key terms and concepts, please refer to the “Glossary.”

2

WILMINGTON LARGE CAP CORE PORTFOLIO

WILMINGTON LARGE CAP VALUE PORTFOLIO
WILMINGTON SMALL CAP CORE PORTFOLIO
Institutional Shares

PORTFOLIO DESCRIPTIONS

SUMMARY

Investment Objective	•	The Wilmington Large Cap Core Portfolio, the Wilmington Large Cap Value Portfolio and the Wilmington Small Cap Core Portfolio each seek long-term capital appreciation.

Investment Focus	•	Equity (or equity related) securities

Share Price Volatility	•	High

Primary Investment Strategy	•	The Wilmington Large Cap Core Portfolio and the Wilmington Large Cap Value Portfolio each operate as a “feeder fund” which means that a Portfolio does not buy individual securities directly. Instead, it invests in a “master fund,” which in turn purchases investment securities. Each Portfolio invests all of its assets in a master fund which is a separate series (the “Series”) of WT Investment Trust I (the “Trust”). Each Portfolio and its corresponding Series have the same investment objective, policies and limitations.
	•	The Wilmington Large Cap Core Portfolio invests in the Large Cap Core Series, which invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity related) securities of large cap corporations with market capitalizations of at least $2 billion. The Series’ investment adviser employs a combined growth and value investment approach and invests in the stocks of companies with the most attractive combination of long-term earnings, growth and valuation.
	•	The Wilmington Large Cap Value Portfolio invests all of its assets in the Large Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell 1000 Value Index and are publicly traded on a U.S. securities market.

3

	•	The Wilmington Small Cap Core Portfolio (“Small Cap Core Portfolio”) does not buy individual securities directly. Instead, the Portfolio pursues its investment objective by investing at least 80% of its assets in equity securities of small cap companies primarily through investment in two or more affiliated mutual funds. Presently, the Portfolio invests its assets in the Small Cap Growth Series and Small Cap Value Series of the Trust (together, the “Small Cap Series”) in accordance with weightings determined by its investment adviser. The investment adviser reserves the right to adjust the percentages invested in the Small Cap Series and to substitute, add or subtract Series in which the Small Cap Core Portfolio invests. Each of the Small Cap Series invests directly in equity securities of small cap companies in accordance with its investment policies and strategies. Investment in the Small Cap Series is intended to give the Small Cap Core Portfolio broad exposure to small cap companies in the U.S. equity markets.

Principal Risks	The Portfolios are subject to the risks summarized below and further described under the heading “Additional Risk Information.”
	•	An investment in a Portfolio is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.
	•	It is possible to lose money by investing in a Portfolio. There is no guarantee that the stock market or the stocks that a Series holds will increase in value.
	•	A Portfolio’s share price will fluctuate in response to changes in the market value of the Series’ investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

4

	•	The Small Cap Core Portfolio’s investment performance depends, in part, upon how its assets are allocated and reallocated among the Small Cap Series or other Series. A principal risk of investing in the Small Cap Core Portfolio is that the investment adviser’s allocation techniques with respect to the Small Cap Series or other Series or decisions and/or selection of other affiliated mutual funds in which to invest will not produce the desired results, and therefore the Small Cap Core Portfolio may not achieve its investment objective. Further, since the Small Cap Core Portfolio’s allocation between the Small Cap Series or among such other affiliated mutual funds in which it invests will vary, your investment may be subject to all of the risks of the Small Cap Series or other mutual affiliated funds in which the Small Cap Core Portfolio invests at any time.
	•	The value of your investment in each Portfolio is directly related to the investment performance of the Series or other mutual funds in which it invests. Therefore, the principal risks of investing in each Portfolio are closely related to the principal risks associated with the investments of the Series or other mutual funds in which a Portfolio invests. Among the principal risks of the Series, which could adversely affect the net asset value and total return of a Portfolio, are:
	•	Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.
	•	A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.
	•	Small capitalization companies may be more vulnerable than large companies to adverse business or economic developments, and their securities may be less liquid and more volatile than securities of larger companies.
	•	The performance of a Series’ will depend on whether the investment adviser is successful in pursuing the investment strategy.

Investor Profile	•	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

5

PERFORMANCE INFORMATION

Wilmington Large Cap Core Portfolio

      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and by showing how the Portfolio’s average annual total returns for one year, five years and since inception, before and after taxes, compare with those of the S&P 500 Index, which is a broad measure of market performance. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

Annual Total Returns for Calendar Years Since Inception

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: (2.52)%

Best Quarter	Worst Quarter

21.62%	-17.98%
(December 31, 1998)	(September 30, 2002)

6

Institutional Shares
Average Annual Total Returns as of			Since Inception
December 31, 2003	1 Year	5 Years	(January 5, 1995)

Large Cap Core Portfolio Return Before Taxes	25.85%	(4.12)%	7.63%
Return After Taxes on Distributions[1]	25.38%	(4.64)%	6.28%
Return After Taxes on Distributions and Sale of Shares[1]	16.79%	(3.64)%	6.17%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[2]	28.68%	(0.57)%	12.00%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	The S&P 500 Index, a widely recognized, unmanaged index of common stock prices, is the Standard & Poor’s Composite Index of 500 Stocks.

7

Wilmington Large Cap Value Portfolio

      The bar chart and performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and by showing how the Portfolio’s average annual total returns for one year, five years and ten years, before and after taxes, compare with those of the Russell 1000 Value Index, which is a broad measure of market performance. This performance information includes the performance of the Portfolio’s predecessor, the Value Stock Fund, a collective investment fund. The Value Stock Fund’s performance has been included for periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio (i.e., adjusted to reflect expenses, absent investment advisory fee waivers). The Value Stock Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Value Stock Fund had been registered under the 1940 Act, its performance may have been different. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

Annual Total Returns for the Past 10 Calendar Years

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 5.19%

Best Quarter	Worst Quarter

17.84%	-19.02%
(June 30, 2003)	(September 30, 2002)

8

Institutional Shares
Average Annual Total Returns as of			Since
December 31, 2003	1 Year	5 Years	June 29, 1998	10 Years[1]

Large Cap Value Portfolio Return Before Taxes	25.79%	1.05%	0.06%	7.47%[2]
Return After Taxes on Distributions[3]	25.38%	0.53%	(0.54)%	N/A
Return After Taxes on Distributions and Sale of Shares[3]	16.76%	0.62%	(0.28)%	N/A
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)[4]	30.03%	3.56%	3.81%	2.46%

[1]	For periods prior to June 29, 1998, the Portfolio’s predecessor, the Value Stock Fund, operated as a collective investment fund. As a collective investment fund, the Value Stock Fund is treated differently than the Portfolio for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.

[2]	This performance information reflects the performance of the Portfolio and its predecessor, the Value Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Portfolio.

[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[4]	The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to book ratios and lower forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity markets.

9

Wilmington Small Cap Core Portfolio

      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and by showing how the Portfolio’s average annual total returns for one year, five years and since inception, before and after taxes, compare with those of the Russell 2000 Index, which is a broad measure of market performance. This performance information includes the performance of the Portfolio’s predecessor, the Small Cap Stock Fund, a collective investment fund. The Small Cap Stock Fund’s performance has been included for the periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio (i.e. adjusted to reflect expenses, absent investment advisory fees waivers). The Small Cap Stock Fund was not registered as a mutual fund under the 1940 Act and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Code. If the Small Cap Stock Fund had been registered under the 1940 Act, its performance may have been different. The performance shown in the bar chart and table below reflects the performance of the Portfolio’s investment in the Small Cap Core Series, its former master series. Effective December 1, 2003, the Portfolio no longer utilizes a master/feeder structure but instead allocates its assets among one or more mutual funds. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

Annual Total Returns for Calendar Years Since Inception

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: (0.10)%

Best Quarter	Worst Quarter

22.89%	-22.01%
(March 31, 2000)	(September 30, 2001)

10

Institutional Shares
Average Annual Total Returns as of			Since	Since Inception
December 31, 2003	1 Year	5 Years	June 29, 1998	April 1, 1997[1]

Small Cap Core Portfolio Return Before Taxes	32.59%	4.41%	2.83%	7.64%[2]
Return After Taxes on Distributions[3]	32.59%	3.84%	2.30%	N/A
Return After Taxes on Distributions and Sale of Shares[3]	21.19%	3.61%	2.25%	N/A
Russell 2000 Index (reflects no deductions for fees, expenses or taxes) [4]	47.25%	7.13%	5.04%	8.87%

[1]	For periods prior to June 29, 1998, the Portfolio’s predecessor, the Small Cap Stock Fund, operated as a collective investment fund. As a collective investment fund, the Small Cap Stock Fund was treated differently than the Portfolio for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.

[2]	This performance information reflects the performance of the Portfolio and its predecessor, the Small Cap Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Portfolio.

[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[4]	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Index is unmanaged and reflects the reinvestment of dividends.

11

FEES AND EXPENSES

      The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of a Portfolio.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee[1]	1.00%
Exchange fee[1]	1.00%

[1]	Institutional Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See “Redemption of Shares” and “Exchange of Shares” for additional information.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)1

	Large Cap		Large Cap Value	Small Cap Core
	Core Portfolio		Portfolio	Portfolio

Management fees	0.70%		0.55%	None	[3]
Distribution (12b-1) fees	None		None	None
Other expenses	0.43%		0.48%	0.27%	[4]
Small Cap Series expenses[5]	N/A		N/A	1.11%

Total Annual Operating Expenses	1.13%	[2]	1.03%	1.38%
Waivers/reimbursements[6]	(0.33)%	[2]	(0.03)%	(0.02)%

Net expenses[6]	0.80%	[2]	1.00%	1.36%

[1]	The table above and the Example below each reflect the aggregate annual operating expenses of each of the Large Cap Core Portfolio and Large Cap Value Portfolio, and the corresponding Series of the Trust in which the Portfolio invests, and in the case of the Small Cap Core Portfolio, reflect the aggregate annual operating expenses of the Small Cap Core Portfolio and its pro rata portion of the aggregate annual operating expenses of the Small Cap Series.

[2]	For Institutional Shares of the Large Cap Core Portfolio, the investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed 0.80%. This waiver will remain in place until November 1, 2005 unless the Board of Trustees approves its earlier termination.

[3]	The investment adviser to the Small Cap Core Portfolio is Rodney Square Management Corporation (“RSMC”) and the investment advisers to the Small Cap Growth Series and the Small Cap Value Series are Roxbury Capital Management, LLC (“Roxbury”) and Cramer Rosenthal McGlynn, LLC (“CRM”), respectively. RSMC is not paid an advisory fee for services provided to the Portfolio. Roxbury and CRM, as investment advisers to the Small Cap Series, will receive investment advisory fees of 1.00% and 0.75%, respectively.

[4]	“Other expenses” have been restated to reflect current fees in connection with the change in the investment structure from a master/feeder structure to an investment structure that currently allocates the Small Cap Core Portfolio’s assets among one or more affiliated mutual funds as approved by shareholders on November 14, 2003.

[5]	The Small Cap Core Portfolio does not pay any sales load, Rule 12b-1 distribution fees or shareholder service fees in connection with its investments in the Small Cap Series. However, the Small Cap Core Portfolio indirectly bears its pro rata share of the expenses incurred by the Small Cap Series after any fee waivers and expense reimbursement, if any. Examples of these expenses are set forth in the table below.

12

			Total Annual
	Management Fees	Other Expenses	Operating Expenses

Small Cap Growth Series	1.00%	0.33%	1.33%
Small Cap Value Series	0.75%	0.13%	0.88%

[6]	The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the Portfolios where a Class’ average daily net assets is below $75 million through September, 2007. As a percentage of average net assets, these fees equaled 0.02%, 0.03%, and 0.02% for the Large Cap Core Portfolio, the Large Cap Value Portfolio, and the Small Cap Core Portfolio, respectively, for the fiscal year ended June 30, 2004.

EXAMPLE

      This Example is intended to help you compare the cost of investing in Institutional Shares of each Portfolio with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Portfolio’s total operating expenses (reflecting contractual waivers or reimbursements through November 1, 2005) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

      Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Institutional Shares	1 Year	3 Years	5 Years	10 Years

Large Cap Core Portfolio	$82	$322	$586	$1,341
Large Cap Value Portfolio	$102	$318	$559	$1,251
Small Cap Core Portfolio	$138	$431	$749	$1,652

      The above example is for comparison purposes only and is not a representation of a Portfolio’s actual expenses and returns of Institutional Shares, either past or future.

INVESTMENT OBJECTIVES

      The Wilmington Large Cap Core Portfolio, the Wilmington Large Cap Value Portfolio and the Wilmington Small Cap Core Portfolio each seek long-term capital appreciation. The investment objective for the Large Cap Core Portfolio may be changed without shareholder approval. The investment objective for the Large Cap Value Portfolio and the Small Cap Core Portfolio may not be changed without shareholder approval. There is no guarantee that a Portfolio will achieve its investment objective.

13

PRIMARY INVESTMENT STRATEGIES

      The Wilmington Large Cap Core Portfolio invests all of its assets in the Large Cap Core Series, which, under normal market conditions, invests at least 80% of its assets in a diversified portfolio of the following equity or equity-related securities:

•	common or preferred stock of U.S. corporations that have strong growth and value characteristics with market capitalizations of at least $2 billion

•	options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above

•	receipts or American Depositary Receipts (“ADRs”), which are typically issued by a U.S. bank or trust company as evidence of ownership of underlying securities issued by a foreign corporation

      For cash management purposes, the Large Cap Core Series may maintain cash reserves and money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers’ acceptances issued by banks or savings and loan associations, and commercial paper) consistent with the foregoing investment policy.

      The Series’ investment adviser, Rodney Square Management Corporation (“RSMC”), seeks securities that it believes possess strong growth and value characteristics based on the evaluation of the issuer’s background, industry position, historical returns and the experience and qualifications of the management team. Dividend income is an incidental consideration compared to growth in capital during the securities selection process. RSMC may rotate the Series’ holdings among various market sectors based on economic analysis of the overall business cycle.

      As a temporary defensive investment policy, the Large Cap Core Series may, without limit, invest its assets in money market instruments and other short-term debt instruments, rated investment grade or higher at the time of purchase, and may hold a portion of its assets in cash. The result of this action may be that the Series will be unable to achieve its investment objective.

      The Wilmington Large Cap Value Portfolio invests all of its assets in the Large Cap Value Series, which, under normal conditions, invests at least 80% of its assets in a diversified portfolio of the following equity or equity related securities:

•	common and preferred stocks of companies that have a market capitalization, at the time of purchase, equal to those in the Russell 1000 Value index and whose securities are publicly traded on U.S. Securities markets

•	options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of large cap companies

•	options on indices of the common stock of large cap companies

14

•	contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of large cap companies

•	and options upon such futures contracts

      The Series’ investment adviser, Cramer Rosenthal McGlynn LLC (“CRM”), seeks securities it believes are undervalued in the marketplace relative to the issuer’s underlying profitability. The market capitalization range of the Russell 1000 Value Index changes constantly; On September 30, 2004, the range was from $525 million to $354.4 billion.

      Equity securities of non-U.S. issuers, whose market capitalization falls within the capitalization range set forth above or that of recognized large cap indices, that are publicly traded on The Nasdaq Stock Market or a U.S. securities exchange, including the New York Stock Exchange and the American Stock Exchange, will be eligible for investment with respect to the Series’ principal investment strategies.

      The Large Cap Value Series may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a nationally recognized statistical rating organization in response to adverse market conditions as a temporary defensive position. The result of this action may be that the Large Cap Value Series and the Wilmington Large Cap Value Portfolio will be unable to achieve their investment objective.

      Through its investment in its corresponding Series, the Wilmington Large Cap Value Portfolio seeks to invest in stocks that are less expensive than comparable companies, as determined by price-to-earnings ratios, price-to-cash flow ratios, asset value per share or other measures. Value investing therefore may offer the potential for capital appreciation as a stock gains favor among other investors and its price rises.

      CRM relies on selecting individual stocks and does not try to predict when the stock market might rise or fall. In addition to seeking out stocks that are undervalued, it also seeks stocks neglected by financial analysts. CRM evaluates the degree of analyst recognition by monitoring the number of analysts who follow a company and recommend its purchase or sale to investors.

      CRM’s investment process starts by identifying early changes in a company’s operations, finances or management. CRM is attracted to companies that it believes will look different tomorrow—operationally, financially, managerially—when compared to yesterday. This type of dynamic change often creates confusion and misunderstandings and may lead to a drop in a company’s stock price. Examples of change include mergers, acquisitions, divestitures, restructurings, a change of management, new market/product/means of production/distribution, regulatory change, etc. Once change is identified, CRM evaluates the company on several levels. It analyzes:

•	Financial models based principally upon projected cash flows

•	The price of a company’s stock in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company

15

•	The extent of management’s ownership interest in a company

•	A company’s market position through corroboration of its observations and assumptions by meeting with management, customers and suppliers

      CRM also evaluates the degree of recognition of the business by investors through the monitoring of the number of sell side analysts who closely follow a company and the nature of the shareholder base. Before deciding to purchase a stock, CRM conducts an appropriate amount of business due diligence to corroborate its observations and assumptions.

      The identification of change comes from a variety of sources including the extensive use of its own proprietary database as well as a computer screening process, which is run using various criteria. In addition, CRM has an extensive network of relationships with clients, other investors, and intermediaries such as national and regional brokerage firms. The members of CRM’s portfolio management team regularly meet companies and sponsor annually more than 200 company/management meetings in its New York office.

      By reviewing historical relationships and understanding the characteristics of a business, CRM establishes valuation parameters using relative ratios or target prices. In its overall assessment, CRM seeks stocks that it believes have a greater upside potential than downside risk over an 18 to 24 month holding period.

      An important function of the investment adviser is to set a price target at which the stock will be sold when there has been no fundamental change in the investment case. In setting a target price for a stock, CRM considers appreciation potential relative to risk over a two year period. CRM constantly monitors the companies held by the Large Cap Value Series to determine if there have been any fundamental changes in the factors that prompted the initial purchase of the stock. If significant changes for the better have not materialized, the stock will be sold. The initial investment case for stock purchase, which has been documented, is examined by CRM’s portfolio management team. A final decision on selling the stock is made after all such factors are analyzed.

      The Wilmington Small Cap Core Portfolio invests at least 80% of its assets in equity securities of small cap companies primarily through investment in two or more affiliated mutual funds. Presently, the Portfolio invests its assets in the Small Cap Growth Series and Small Cap Value Series (together, the “Small Cap Series”) of the WT Investment Trust I (the “Trust”) in accordance with weightings determined by its investment adviser, RSMC. Investment in the Small Cap Series is intended to give the Small Cap Core Portfolio broad exposure to small cap companies in the U.S. equity markets. Notwithstanding the Small Cap Core Portfolio’s current strategy for investing in the Small Cap Series, it may substitute, add or subtract, at any time, Series of the Trust in which the Small Cap Core Portfolio invests.

      RSMC does not allocate the Small Cap Core Portfolio’s assets between the Small Cap Series according to a predetermined percentage. Instead, RSMC regularly determines the appropriate allocation, which currently ranges between 40% and 60%. When making these decisions, RSMC considers a variety of quantitative and qualitative data relating to the U.S. economy and financial markets. This data may include: projected growth trends in the U.S. economy; forecasts for interest rates and the relationship between short- and long-term interest rates (commonly referred to as the “yield curve”); current and projected trends in

16

inflation; relative valuation levels; volatility in the equity market; the outlook and projected growth of various industrial sectors; information relating to business cycles; borrowing trends and the cost of capital; political trends; information relating to trade balances; and labor or employment information. RSMC may also consider proprietary research provided by the investment advisers of the Small Cap Series.

      RSMC reserves the right to adjust the percentages invested in the Small Cap Series and reallocate its assets between the Small Cap Series at any time. However, tactical shifts in the allocation and the reallocation of assets between the Small Cap Series based on RSMC’s analyses of the foregoing data are not expected to be large or frequent. RSMC’s ability to allocate and reallocate assets among Small Cap Series, which employ alternatively growth-oriented and value-oriented stock selection techniques, allows it to take advantage of the experience of the Small Cap Series’ investment advisers.

      Principal Investment Strategies of the Small Cap Series. Below is a discussion on the principal investment strategies of each of the Small Cap Series into which the Small Cap Core Portfolio currently invests its assets.

      Small Cap Growth Series. The Small Cap Growth Series, under normal market conditions, invests at least 80% of its assets in the following equity or equity-related securities:

•	common stocks of U.S. corporations that have strong growth characteristics or are undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is equal to or less than the capitalization of the largest stock in the S&P Small Cap 600 Index (“small cap companies”)

•	options on, or securities convertible (such as convertible preferred stock, convertible bonds, warrants and debentures) into, the common stock of small cap companies

•	options on indices of the common stock of small cap companies

•	contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of small cap companies, and options upon such futures contracts

      As of September 30, 2004, the market capitalization of the companies that make up the S&P Small Cap 600 Index was between $40.0 million and $3.5 billion. Due to market price adjustments or other events after the time of purchase, it is possible that an investment’s market capitalization may drift above or below this range. Nevertheless, companies whose capitalization no longer meets this definition after purchase continue to be considered small cap companies for purposes of the 80% policy. The Series is not limited to small cap companies and under normal market conditions may invest up to 20% of its assets in stocks of companies with other capitalizations.

      The Series may also invest in certain option and financial futures contracts (“derivatives”) and foreign securities, including American Depositary Receipts. Roxbury Capital Management, LLC (“Roxbury”), the Small Cap Growth Series’ investment adviser, uses a bottom up approach to identify new investment opportunities and to evaluate existing investments on an ongoing basis to determine continued suitability. Roxbury selects stocks it believes exhibit consistent, above average growth prospects. Through research and its understanding of business fundamentals, Roxbury seeks to identify companies with sound economic business

17

models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their risk/reward characteristics.

      At the time of purchase, individual stock holdings may represent up to 5% of the Series’ value. Due to market price fluctuations, individual stock holdings may exceed 5% of the value of the total portfolio. The Series may over or underweight certain industries and sectors based on Roxbury’s opinion of the relative attractiveness of companies within those industries and sectors. The Series may not invest in more than 10% of the outstanding shares of a company.

      The frequency of portfolio transactions and the Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series’ shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. Under normal market conditions, the Series’ turnover rate is expected to be less than 200%.

      In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by Roxbury to be of comparable quality. The result of this action may be that the Series and the Small Cap Core Portfolio will be unable to achieve its investment objective. The Series also may use other strategies and engage in other investment practices.

      Small Cap Value Series. The Small Cap Value Series invests, under normal market conditions, at least 80% of its total assets in a diversified portfolio of the following equity or equity-related securities:

•	common and preferred stocks of U.S. corporations that have market capitalizations, at the time of purchase, equal to those in the Russell 2000 Value Index and are publicly traded on a U.S. securities market.

•	securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of small cap companies

•	warrants

      The Series is a diversified portfolio of U.S. equity or equity-related securities of small cap companies that are judged by CRM, the investment adviser of the Series, to be undervalued in the marketplace relative to underlying profitability. The market capitalization range of the Russell 2000 Value Index changes constantly; as of September 30, 2004, the range was from $88 million to $2.1 billion.

      CRM uses a value investing strategy and process for the Small Cap Value Series substantially similar to that which it employs for the Large Cap Value Series as described in detail earlier in this prospectus.

      The frequency of portfolio transactions and the Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse

18

tax consequences for Series’ shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall Series’ performance. Under normal market conditions, the Series’ turnover rate is expected to be less than 100%.

      The Series may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a nationally recognized statistical rating organization, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Series will be unable to achieve its investment objective. The Series also may use other strategies and engage in other investment practices.

      Each of the Large Cap Core, Large Cap Value and Small Cap Series also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information (“SAI”).

ADDITIONAL RISK INFORMATION

      The following is a list of certain risks that may apply to your investment in a Portfolio. Further information about investment risks is available in our SAI:

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Underlying Series Risks: Because each Portfolio invests all of its assets in one or more Series, the risks associated with investing in a Portfolio are closely related to the risks associated with the securities and other investments held by the Series in which a Portfolio invests. The ability of a Portfolio to achieve its investment objective will depend upon the ability of its underlying Series to achieve such Series’ objectives. There can be no assurance that the investment objective of any Series will be achieved. A Portfolio’s net asset value will fluctuate in response to changes in the net asset values of the underlying Series in which it invests.

With respect to the Small Cap Core Portfolio, the extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Series will depend upon the extent to which a Portfolio’s assets are invested in an underlying Series. To the extent the Portfolio invests a significant portion of its assets in an underlying Series, it will be particularly sensitive to the risks associated with that underlying Series.

The following principal risks are associated with investments in the Series and, indirectly, with your investment in a Portfolio. Each Series may be subject to additional principal risks other than those described below because the types of investments made by a Series can change over time. The summary is not intended to be exhaustive. For a additional technical and legal descriptions of

19

these risks and the securities and investment techniques used by the Series, please refer to our SAI.

•	Master/ Feeder Risk: While the master/feeder structure is designed to add flexibility and reduce costs, it may not do so, and the Wilmington Large Cap Value and Wilmington Large Cap Core Portfolios might encounter operational or other complications. For example, large-scale redemptions by other feeders, if any, of their shares in a master fund could have adverse effects on your feeder fund, such as requiring the liquidation of a substantial portion of a master fund’s holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than your feeder fund has, and, therefore, could have effective voting control over the operation of a master fund.

•	Allocation Risk: The Small Cap Core Portfolio’s investment performance depends, in part, upon how its assets are allocated and reallocated between the Small Cap Series. A principal risk of investing in the Portfolio is that RSMC, its investment adviser, will make less than optimal or poor asset allocation decisions and that RSMC will make less than optimal decisions in selecting other Series in which it invests the Portfolio’s assets. RSMC attempts to identify asset classes and sub-classes represented by the underlying Series that will provide consistent performance for the Portfolio, but there is no guarantee that RSMC’s allocation or selection techniques will produce the desired results. It is possible that RSMC will focus on Series that perform poorly or under perform other available Series under various market conditions.

•	Derivatives Risk: Some of a Series’ investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Series’ total assets may be committed or exposed to derivative strategies.

•	Foreign Security Risk: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. markets.

•	Growth Investing Risk: The risk that an investment in a growth-oriented portfolio, which invests in growth- oriented companies, will be more volatile than the rest of the U.S. market as a whole.

•	Value Investing Risk: The risk that investments in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

•	Small Cap Risk: Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological

20

obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Valuation Risk: The risk that a Series has valued certain of its securities at a higher price than they can be sold.

21

FINANCIAL HIGHLIGHTS

      The financial highlights tables are intended to help you understand each Portfolio’s financial performance for the past 5 years. Certain information reflects financial results for a single Institutional Share of a Portfolio. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Portfolio assuming reinvestment of all dividends and other distributions. Financial highlights have been audited by Ernst & Young LLP, whose report, along with each Portfolio’s financial statements, is included in the Institutional Shares’ Annual Report, which is available without charge upon request.

	For the Fiscal Years Ended June 30,

Large Cap Core Portfolio—	2004	2003	2002	2001	2000
Institutional Shares
Net Asset Value— Beginning of Year	$13.14	$13.68	$18.17	$24.03	$22.50

Investment Operations:

Net investment income	0.10	0.15	0.11	0.08	0.10

Net realized and unrealized gain (loss) on investments	1.78	(0.55)	(4.15)	(5.15)	1.83

Total from investment operations	1.88	(0.40)	(4.04)	(5.07)	1.93

Distributions:

From net investment income	(0.15)	(0.11)	(0.08)	(0.04)	(0.12)

From net realized gain	—	(0.03)	(0.37)	(0.75)	(0.28)

Total distributions	(0.15)	(0.14)	(0.45)	(0.79)	(0.40)

Net Asset Value— End of Year	$14.87	$13.14	$13.68	$18.17	$24.03

Total Return	14.38%	(2.86)%	(22.66)%	(21.50)%	8.57%

Ratios (to average net assets)/ Supplemental Data:[1]

Expenses:

Including expense limitations	0.80%	0.80%	0.80%	0.80%	0.80%

Excluding expense limitations	1.13%	1.05%	1.00%	0.98%	0.94%

Net investment income	0.73%	1.04%	0.64%	0.39%	0.40%

Portfolio turnover rate	27%	50%	68%	72%	12%

Net assets at end of year (000 omitted)	$58,794	$61,380	$80,831	$108,061	$127,812

[1]	The expense and net investment income ratios include expenses allocated from the WT Investment Trust I— Large Cap Core Series (the “Series”) and the portfolio turnover reflects the investment activity of the Series.

22

	For the Fiscal Years Ended June 30,

Large Cap Value Portfolio—	2004	2003	2002	2001	20002†
Institutional Shares
Net Asset Value— Beginning of Year	$8.19	$8.20	$11.13	$10.25	$9.82

Investment Operations:

Net investment income	0.08	0.06	0.07	0.09	0.13

Net realized and unrealized gain (loss) on investments	1.26	0.01	(2.68)	0.86	0.50

Total from investment operations	1.34	0.07	(2.61)	0.95	0.63

Distributions:

From net investment income	(0.08)	(0.07)	(0.09)	(0.07)	(0.20)

From net realized gain	—	(0.01)	(0.23)	—	—

Total distributions	(0.08)	(0.08)	(0.32)	(0.07)	(0.20)

Net Asset Value— End of Year	$9.45	$8.19	$8.20	$11.13	$10.25

Total Return	16.47%	0.92%	(24.02)%	9.33%	6.61%

Ratios (to average net assets)/ Supplemental Data:[1]

Expenses:

Including expense limitations	1.00%	1.06%	0.92%	0.77%	0.75%

Excluding expense limitations	1.03%	1.13%	0.93%	0.91%	0.97%

Net investment income (loss)	0.94%	0.93%	0.66%	0.96%	1.06%

Portfolio turnover rate	26%	87%	100%	109%	136%

Net assets at end of year (000 omitted)	$51,729	$47,301	$52,064	$82,312	$64,272

[1]	Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I— Large Cap Value Series (the “Series”) and the portfolio turnover reflects the investment activity of the Series.
[2]	Effective November 1, 1999, Cramer Rosenthal McGlynn, LLC, assumed the responsibility of Adviser to the Large Cap Value Series.

†	Effective November 1, 1999, the Rodney Square Large Cap Value Portfolio (“Rodney Square Portfolio”) was merged into the Wilmington Large Cap Value Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

23

	For the Fiscal Years Ended June 30,

Small Cap Core Portfolio—	2004		2003		2002	2001	2000†
Institutional Shares
Net Asset Value— Beginning of Year	$8.59		$9.15		$10.63	$12.97	$9.51

Investment Operations:

Net investment income (loss)	(0.07	) [3]	(0.02	) [3]	— [2,3]	0.16	— [2]

Net realized and unrealized gain (loss) on investments	2.23		(0.54)		(1.47)	(1.14)	3.50

Total from investment operations	2.16		(0.56)		(1.47)	(0.98)	3.50

Distributions:

From net investment income	—		—		(0.01)	(0.01)	(0.02)

From net realized gain	—		—		—	(1.21)	(0.02)

In excess of net realized gain	—		—		—	(0.14)	—

Total distributions	—		—		(0.01)	(1.36)	(0.04)

Net Asset Value— End of Year	$10.75		$8.59		$9.15	$10.63	$12.97

Total Return	25.15%		(6.12)%		(13.84)%	(6.88)%	36.93%

Ratios (to average net assets)/ Supplemental Data:[1,4]

Expenses:

Including expense limitations	1.19%		1.00%		0.89%	0.83%	0.80%

Excluding expense limitations	1.21%		1.01%		0.89%	0.90%	0.91%

Net investment income (loss)	(0.74)%		(0.21)%		(0.03)%	0.15%	0.02%

Portfolio turnover rate	142%		62%		44%	53%	47%

Net assets at end of year (000 omitted)	$73,324		$73,700		$106,915	$136,236	$103,456

[1]	Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I— Small Cap Core Series (the “Series”) and the portfolio turnover reflects the investment activity of the Series.

[2]	Less than $0.01 per share.
[3]	The net investment loss per share was calculated using the average shares outstanding method.
[4]	Effective December 1, 2003, the expense and the net investment income ratios include expenses allocated from the WT Investment Trust— Small Cap Growth Series and WT Investment Trust I— Small Cap Value Series and the Portfolio turnover reflects the investment activity of each Series.

†	Effective November 1, 1999, the Rodney Square Small Cap Equity Portfolio (“Rodney Square Portfolio”) was merged into the Wilmington Small Cap Core Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

24

MANAGEMENT OF THE PORTFOLIOS

       The Board of Trustees of WT Mutual Fund has oversight responsibility of the management, activities and affairs of the Portfolios and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Portfolio and its shareholders.

INVESTMENT ADVISERS

      RSMC, 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to the Large Cap Core Series and the Wilmington Small Cap Core Portfolio. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. As the Series and Small Cap Core Portfolio’s investment adviser, RSMC has overall responsibility for directing the Series and the Small Cap Core Portfolio’s investments. In the past, RSMC has provided asset management services to other mutual funds, individuals, personal trusts, municipalities, corporations and other organizations. Presently, RSMC provides services exclusively to investment companies sponsored by it or its affiliates. As of September 30, 2004, RSMC had $4.7 billion assets under management.

      For the twelve months ended June 30, 2004, RSMC received advisory fees (after fee waivers) of 0.62% for the Large Cap Core Series as a percentage of the Series’ average daily net assets. RSMC received no remuneration for its advisory services provided to the Small Cap Core Portfolio. The Small Cap Core Portfolio, however, incurs indirectly a proportionate share of the advisory fees paid to RSMC’s affiliates, CRM and Roxbury, for advisory services provided to the Small Cap Series in which the Portfolio invests.

      Cramer Rosenthal McGlynn LLC (“CRM”), 520 Madison Avenue, New York, New York 10022, serves as the investment adviser to the Large Cap Value Series and Small Cap Value Series. As the Series’ investment adviser, CRM has the overall responsibility for directing the Series’ investments. CRM and its predecessors have managed equity investments for mutual funds, corporate pension funds, educational, community, religious and private endowments and foundations as well as for individuals in a value oriented style across broad range of market capitalizations, and has been in business for more than thirty years. As of September 30, 2004, CRM had over $5.8 billion of assets under management.

      For the twelve months ended June 30, 2004, CRM received advisory fees of 0.75% and 0.55% for the Small Cap Value Series and the Large Cap Value Series, respectively, as a percentage of the Series’ average daily net assets. CRM may make payments to dealers, financial intermediaries or service providers out of its own resources, including revenue from the advisory fees received from the Fund. These payments may be made to compensate the recipient for marketing support services and/or shareholder service activities.

      Roxbury Capital Management, LLC (“Roxbury”), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the Small Cap Growth Series. As the Series’ investment adviser, Roxbury has the overall responsibility for directing the Series’ investments. Roxbury has provided investment advisory services in a growth style to mutual funds and other institutional accounts including corporations, unions and pension accounts, foundations, and endowments as well as to individuals. As of September 30, 2004, Roxbury had assets under management of approximately $2.9 billion.

25

      For the twelve months ended June 30, 2004, Roxbury received fees of 1.00% for the Small Cap Growth Series, as a percentage or the Series’ average daily net assets.

PORTFOLIO MANAGERS

      Wilmington Large Cap Core Portfolio. The day-to-day management of the Large Cap Core Series is the responsibility of RSMC’s Core Team. The Core Team meets daily to make investment decisions for each of these Series.

      Wilmington Large Cap Value Portfolio. The day-to-day management of the Large Cap Value Series is shared by a team of individuals employed by CRM. Ronald H. McGlynn and Jay B. Abramson are responsible for the overall management of the Series. Each portfolio manager’s business experience and educational background is as follows:

      Ronald H. McGlynn is a Co-founder, Chief Executive Officer and President of CRM and has over 34 years of investment experience. Prior to co-founding CRM in 1973, Mr. McGlynn was a Portfolio Manager at Oppenheimer & Co. He received a B.A. from Williams College and an M.B.A. from Columbia University.

      Jay B. Abramson, CPA, Executive Vice President of CRM. Mr. Abramson joined CRM in 1985 and is responsible for investment research and portfolio management. Mr. Abramson received a B.S.E. and J.D. from the University of Pennsylvania Wharton School and Law School, respectively, and is a Certified Public Accountant.

      James P. Stoeffel, CPA joined CRM as a Vice President in March 2001 and is responsible for portfolio management and investment research. Prior to joining CRM, Mr. Stoeffel was the Director of Research at Palisade Capital Management from March 1999 to March 2001. Prior to that, he was Vice President in the Emerging Growth Stocks Research Group at Salomon Smith Barney from March 1993 to March 1999. He served as a Senior Financial Analyst/ Assistant Treasurer with Ticor Title Insurance Co., and as an auditor. Mr. Stoeffel earned a B.A. from Washington & Lee University and an M.B.A. from New York University’s Stern School of Business and is a Certified Public Accountant.

      Kevin M. Chin is a Vice President of CRM. Mr. Chin joined the firm in 1989 and is responsible for investment research. Prior to joining CRM, Mr. Chin was a Financial Analyst for the Mergers and Acquisitions Department of Morgan Stanley and a Risk Arbitrageur with The First Boston Corporation. He received a B.S. from Columbia University School of Engineering & Applied Science.

      Adam L. Starr is a Vice President of CRM. Mr. Starr joined CRM in 1999 and is responsible for portfolio management and research. Prior to joining CRM, he was a Partner and Portfolio Manager at Weiss, Peck & Greer, LLC from 1992 to 1999. Previously, he was an Analyst and Portfolio Manager at Charter Oak Partners from 1990 to 1992 and First Manhattan Company. Mr. Starr earned a B.A. from Clark University and an M.B.A. from Columbia University.

      Carl D. Brown joined CRM in April 1999 and is a Research Analyst. Prior to joining CRM, Mr. Brown was a Tax Consultant and CPA at KPMG Peat Marwick from 1994 to April 1999. He earned a B.A. from the

26

University of Pennsylvania in 1994 and an M.B.A. from New York University’s Stern School of Business in 1996.

      Brendan J. Hartman joined CRM in March 2001 as a Research Analyst. Prior to joining CRM, Mr. Hartman was a Research Analyst at Donaldson, Lufkin & Jenrette from October 1997 to February 2001 and at Salomon Brothers from June 1996 to October 1997. His other work experience includes Latin American Telecom Analyst at Smith New Court, and Latin American Telecom & Latin American Metal & Mining Analyst at HSBC/ James Capel from 1995 to 1996. He earned a B.A. from Lehigh University in 1990 and an M.B.A. from New York University’s Stern School of Business in 1996.

      Terry Lally, CFA is a Vice President of CRM and joined the firm in 2000. He is responsible for investment research. Prior to joining CRM, Mr. Lally worked for nine years at The Prudential in U.S. small cap and emerging market equity analysis, corporate finance, and equity trading. Mr. Lally earned a B.B.A. from the University of Notre Dame in 1989, an M.B.A. from Harvard University in 1995, and is a Chartered Financial Analyst.

      Michael J. Caputo joined CRM as a Research Analyst in August 2002. Prior to joining CRM, he was a Vice President in Corporate Finance at Morgan Stanley from March 2000 to August 2002. Prior to that, he worked in Corporate Finance at Lehman Brothers from August 1998 to March 2000 and at Dillon Reed from August 1996 to August 1998. Mr. Caputo earned a B.A. from the University of Notre Dame and an M.B.A. from the Wharton School.

      Wilmington Small Cap Core Portfolio. RSMC determines the allocations for the Small Cap Core Portfolio between the Small Cap Growth Series and the Small Cap Value Series. The management of the Small Cap Core Portfolio is the responsibility of a group of RSMC investment professionals, which makes its investment decisions based, in part, upon asset allocation strategy models prepared by the Investment Strategy Team. The Investment Strategy Team is comprised of investment professionals at RSMC and its affiliates that meet regularly to formulate the asset allocation strategy models based upon various factors, including current market and economic conditions, for use by RSMC and its affiliates in their investment management activities.

      The day-to-day portfolio management of the Small Cap Growth Series is the responsibility of Roxbury’s investment committee. The investment committee meets regularly to make investment decisions for the Series and relies on Roxbury’s research team. The business experience of individuals at Roxbury primarily responsible for researching and recommending investment opportunities for the Series is as follows:

      Steve Marshman, CFA joined Roxbury in July 2002 and has twelve years of investment management experience. Mr. Marshman is a member of Roxbury’s Small Cap Growth Investment Team. From 1995 to 2002, Mr. Marshman was with Columbia Funds Management Company (“Columbia”) where he was a Portfolio Manager for the Small/ Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. His responsibilities at Columbia also included Portfolio Management for Columbia’s Technology Fund. Prior to joining Columbia, Mr. Marshman was a fighter pilot in the US Air Force.

27

      Robert Marvin, CFA, CPA joined Roxbury in July 2002 and has twelve years of investment management experience. Mr. Marvin is a member of Roxbury’s Small Cap Growth Investment Team. From 1998 to 2002, Mr. Marvin was with Columbia where he was a Portfolio Manager in the Small/ Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. Prior to joining Columbia, he was Vice President and Consumer Analyst for The Seidler Companies, a Los Angeles based boutique research and brokerage firm. Mr. Marvin began his career at Deloitte & Touche where he earned his CPA and became a Senior Consultant.

      Brian Smoluch, CFA joined Roxbury in July 2002 and has eight years of investment management experience. Mr. Smoluch is a member of Roxbury’s Small Cap Growth Investment Team. From 1996 to 2002, Mr. Smoluch was with Columbia where he was a Portfolio Manager in the Small/ Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities.

      The day-to-day management of the Small Cap Value Series is shared by a team of individuals employed by CRM. Ronald H. McGlynn and Jay B. Abramson are responsible for the general oversight of the team and its day-to-day management of the Series. Each portfolio manager’s business experience and educational background is set forth earlier above under “Wilmington Large Cap Value Portfolio.”

28

SERVICE PROVIDERS

      The chart below provides information on the Portfolios’ and the Series’ primary service providers.

29

SHAREHOLDER INFORMATION

PRICING OF SHARES

      The Series value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by a Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

      PFPC Inc. determines the NAV per share of each Portfolio as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m. Eastern time), on each Business Day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in a Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in that Portfolio. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. Shares will only be priced on business days.

PURCHASE OF SHARES

      Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of each Portfolio is $1,000. Additional investments in a Portfolio may be made in any amount. You may purchase shares as specified below.

      You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolios’ distributor (“Service Organization”), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolios. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

      By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Equity Portfolios, indicating the name and class of the Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, each Portfolio may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you

30

purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:

Wilmington Equity Portfolios	Wilmington Equity Portfolios
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

      By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

      Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. Any purchase order may be rejected if a Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders. It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

      You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Portfolio shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio’s name and your account number should accompany any redemption requests.

31

      Redemption Fees: Each Wilmington Portfolio will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios (a list of which is shown under the heading “Exchange of Shares” elsewhere in this prospectus). This fee is paid directly to the respective Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See “Exchange of Shares” for additional information regarding the exchange of shares of a Wilmington Portfolio.

      Market Timing: The Portfolios are not designed to accommodate market timing or repetitive trading. “Market timing” is defined as effecting frequent trades into or out of a Portfolio in an effort to anticipate or time price movements. A Portfolio may restrict or refuse purchase or exchange orders by market timers or by those persons the Portfolio or the Distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Portfolio. There is no guarantee that a Portfolio or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

      By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Portfolio name, your Portfolio account number and your name. The written instructions and signature guarantee should be mailed to:

Regular mail:	Overnight mail:

Wilmington Equity Portfolios	Wilmington Equity Portfolios
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

      By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. However, there are risks. The Portfolios have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

      Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include

32

your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

      If shares to be redeemed represent a recent investment made by check, each Portfolio reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

      Small Accounts: If the value of your investment in a Portfolio falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account’s market value.

      The Large Cap Value Portfolio reserve the right to make “redemptions in kind”—payments of redemption proceeds in portfolio securities rather than cash—if the amount redeemed is large enough to affect their respective Series’ operations (for example, if it represents more than 1% of the Series’ assets).

      For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

      You may exchange all or a portion of your shares in a Portfolio for Institutional Shares of the following funds (“Wilmington Portfolios”):

Wilmington Premier Money Market Portfolio

Wilmington Short/ Intermediate Bond Portfolio

Wilmington Broad Market Bond Portfolio

Wilmington Municipal Bond Portfolio

Wilmington Short-Term Income Portfolio

Wilmington Large Cap Core Portfolio

Wilmington Small Cap Core Portfolio

Wilmington Large Cap Value Portfolio

Wilmington International Strategic Allocation Fund

Wilmington Real Estate Strategic Allocation Fund

Wilmington Large Cap Strategic Allocation Fund

Wilmington Mid Cap Strategic Allocation Fund

Wilmington Small Cap Strategic Allocation Fund

33

      Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

      Exchange transactions will be subject to the minimum initial investment and other requirements of the Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $500.

      Fees on Exchanges: If held for more than 60 days, there is no fee when Portfolio shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “Redemption of Shares” for additional information regarding redemptions and this fee.

      To obtain prospectuses of the other Wilmington Portfolios, call (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Portfolios may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Portfolio shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

      Distributions from the net investment income, if any, of each Portfolio are declared and paid annually to you. Any net capital gain realized by a Portfolio will be distributed annually.

      Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

      As long as a Portfolio meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While each Portfolio may invest in securities that earn interest exempt from Federal income tax, the Portfolios invest primarily in taxable securities. The Portfolios’ distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Portfolio shares, are generally taxable to you as ordinary income. Each Portfolio will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

34

      The Portfolios’ distributions of a net capital gain, if any, whether received in cash or reinvested in additional Portfolio shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Portfolio shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Large Cap Value Portfolio anticipates the distribution of net investment income.

      It is a taxable event for you if you sell or exchange shares of any Portfolio. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

      State And Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

      This section is only a summary of some important income tax considerations that may affect your investment in a Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

35

DISTRIBUTION ARRANGEMENTS

       Professional Funds Distributor, LLC manages the Portfolios’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolios do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

PORTFOLIO STRUCTURE

      Other institutional investors, including other mutual funds, may invest in the Series. The master/ feeder and “fund-of-funds” structures enable various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. Each shareholder of a Series, including the Portfolios, will pay its proportionate share of the Series’ expenses. For reasons relating to costs or a change in investment goal, among others, a Portfolio could switch to another Series or in the case of the Small Cap Core Portfolio allocate among different Series, or decide to manage its assets itself. No Portfolio is currently contemplating such a move.

SHARE CLASSES

      The Portfolios issue Investor and Institutional Shares. Each class of shares bears a pro rata portion of a Portfolio’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

36

GLOSSARY

“CAP” or MARKET CAPITALIZATION:

Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company’s common stock.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

MUTUAL FUND:

A mutual fund pools shareholders’ money and, using a professional investment manager, invests it in securities like stocks and bonds. Each Portfolio is a separate mutual fund.

NET ASSET VALUE or “NAV”:

NAV =	Assets - Liabilities ____________________ Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

SMALL CAP FUNDS:

Small cap funds invest in the common stock of companies with smaller market capitalizations. Small cap stocks may provide the potential for higher growth, but they also typically have greater risk and more volatility.

37

TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund’s portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

VALUE FUNDS:

Value funds invest in the common stock of companies that are considered by the investment adviser to be undervalued relative to their underlying profitability, or rather their stock price does not reflect the value of the company.

38

FOR MORE INFORMATION

       FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

      Annual/ Semi-Annual Reports: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Portfolios’ performance for the most recently completed fiscal year or half-year.

      Statement of Additional Information (SAI): The SAI provides additional technical and legal descriptions of the Portfolios’ policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

      Copies of these documents and answers to questions about the Portfolios may be obtained free of charge by contacting:

WT Mutual Fund c/o PFPC Inc. 760 Moore Road King of Prussia, Pennsylvania 19406 (800) 336-9970 9:00 a.m. to 5:00 p.m. Eastern time

      Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolios may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

      FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

The investment company registration number is 811-08648.

39

WILMINGTON LARGE CAP CORE PORTFOLIO
WILMINGTON LARGE CAP VALUE PORTFOLIO
WILMINGTON SMALL CAP CORE PORTFOLIO

of WT Mutual Fund
Investor Shares

PROSPECTUS DATED NOVEMBER 1, 2004

     This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these Portfolios:

•	are not bank deposits

•	are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

•	are not federally insured

•	are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency

•	are not guaranteed to achieve their goal(s)

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

A look at the goals, strategies, risks, expenses and financial history of each Portfolio.
PORTFOLIO DESCRIPTIONS
Summary
Performance Information
Fees and Expenses
Example
Investment Objectives
Primary Investment Strategies
Additional Risk Information
Details about the service providers.
MANAGEMENT OF THE PORTFOLIOS
Investment Advisers
Portfolio Managers
Service Providers
Policies and instructions for opening, maintaining and closing an account in any of the Portfolios.
SHAREHOLDER INFORMATION
Pricing of Shares
Purchase of Shares
Redemption of Shares
Exchange of Shares
Distributions
Taxes
Details on the Portfolios’ distribution plans, structure, and share classes.
DISTRIBUTION ARRANGEMENTS
Rule 12b-1 Fees
Portfolio Structure
Share Classes
GLOSSARY
FOR MORE INFORMATION

For information about key terms and concepts, please refer to the “Glossary.”

2

WILMINGTON LARGE CAP CORE PORTFOLIO
WILMINGTON LARGE CAP VALUE PORTFOLIO
WILMINGTON SMALL CAP CORE PORTFOLIO

Investor Shares

PORTFOLIO DESCRIPTIONS

SUMMARY

Investment Objectives	The Wilmington Large Cap Core Portfolio, the Wilmington Large Cap Value Portfolio and the Wilmington Small Cap Core Portfolio each seek long-term capital appreciation.

Investment Focus	Equity (or equity related) securities

Share Price Volatility	High

Primary Investment Strategies	•	The Wilmington Large Cap Core Portfolio and the Wilmington Large Cap Value Portfolio each operate as a “feeder fund” which means that a Portfolio does not buy individual securities directly. Instead, each of these Portfolios invests in a “master fund,” which in turn purchases investment securities. Each Portfolio invests all of its assets in a master fund, which is separate series (the “Series”) of WT Investment Trust I (the “Trust”). Each of these Portfolios and its corresponding Series has the same investment objective, policies and limitations.

	•	The Wilmington Large Cap Core Portfolio invests in the Large Cap Core Series, which invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity related) securities of large cap corporations with market capitalizations of at least $2 billion. The Series’ investment adviser employs a combined growth and value investment approach and invests in the stocks of companies with the most attractive combination of long-term earnings, growth and valuation.

	•	The Wilmington Large Cap Value Portfolio invests all of its assets in the Large Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell 1000 Value Index and are publicly traded on a U.S. securities market.

	•	The Wilmington Small Cap Core Portfolio (“Small Cap Core Portfolio”) does not buy individual securities directly. Instead, the Portfolio pursues its investment objective by investing at least 80% of its assets in equity securities of small cap companies primarily through investment in two or more affiliated mutual funds. Presently, the Portfolio invests its assets in the Small Cap Growth Series and Small Cap Value Series of the Trust (together, the “Small Cap Series”) in accordance with weightings determined by its investment adviser. The

3

investment adviser reserves the right to adjust the percentages invested in the Small Cap Series and to substitute, add or subtract Series in which the Small Cap Core Portfolio invests. Each of the Small Cap Series invests directly in equity securities of small cap companies in accordance with its investment policies and strategies. Investment in the Small Cap Series is intended to give the Small Cap Core Portfolio broad exposure to small cap companies in the U.S. equity markets.

Principal Risks	The Portfolios are subject to the risks summarized below and further described under the heading “ADDITIONAL RISK INFORMATION.”

	•	An investment in a Portfolio is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

	•	It is possible to lose money by investing in a Portfolio. There is no guarantee that the stock market or the stocks that a Series holds will increase in value.

	•	A Portfolio’s share price will fluctuate in response to changes in the market value of the Series’ investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

	•	The Small Cap Core Portfolio’s investment performance depends, in part, upon how its assets are allocated and reallocated among the Small Cap Series or other Series. A principal risk of investing in the Small Cap Core Portfolio is that the investment adviser’s allocation techniques with respect to the Small Cap Series or other Series or decisions and/or selection of other affiliated mutual funds in which to invest will not produce the desired results, and therefore the Small Cap Core Portfolio may not achieve its investment objective. Further, since the Small Cap Core Portfolio’s allocation between the Small Cap Series or among such other affiliated mutual funds in which it invests will vary, your investment may be subject to all of the risks of the Small Cap Series or other mutual affiliated funds in which the Small Cap Core Portfolio invests at any time.

	•	The value of your investment in each Portfolio is directly related to the investment performance of the Series or other mutual funds in which it invests. Therefore, the principal risks of investing in each Portfolio are closely related to the principal risks associated with the investments of the Series or other mutual funds in which a Portfolio invests. Among the principal risks of the Series, which could adversely affect the net asset value and total return of a Portfolio, are:

	•	Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.

	•	A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

	•	Small capitalization companies may be more vulnerable than large companies to adverse business or economic developments, and their securities may be less liquid and more volatile than securities of larger

4

companies.

	•	The performance of a Series’ will depend on whether its investment adviser is successful in pursuing the investment strategy.

Investor Profile	•	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

5

PERFORMANCE INFORMATION

Wilmington Large Cap Core Portfolio

     As of the date of this prospectus, the Investor Shares of the Portfolio have not commenced operations. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio’s Institutional Shares performance from calendar year to calendar year and by showing how the Portfolio’s Institutional Shares average annual total returns for one year, five years and since inception, before and after taxes, compare with those of the S&P 500 Index, which is a broad measure of market performance. The performance shown in the bar chart and performance table are for the Institutional Shares of the Portfolio. However, Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Institutional Shares do not have the same expenses. Specifically, the Investor Shares are subject to a distribution fee equal to 0.25% of the average daily net assets of the Investor Shares. Had such fee been deducted, the returns would be less. Total return of the Portfolio would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

Annual Total Returns for Calendar Years Since Inception

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: (2.52)%

Best Quarter	Worst Quarter
21.62%	-17.98%
(December 31, 1998)	(September 30, 2002)

6

Institutional Shares

			Since Inception
Average Annual Total Returns as of December 31, 2003	1 Year	5 Years	(January 5, 1995)
Large Cap Core Portfolio Return Before Taxes	25.85%	(4.12)%	7.63%
Return After Taxes on Distributions[1]	25.38%	(4.64)%	6.28%
Return After Taxes on Distributions and Sale of Shares[1]	16.79%	(3.64)%	6.17%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[2]	28.68%	(0.57)%	12.00%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2 The S&P 500 Index, a widely recognized, unmanaged index of common stock prices, is the Standard & Poor’s Composite Index of 500 Stocks.

7

Wilmington Large Cap Value Portfolio

     As of the date of this prospectus, the Investor Shares of the Portfolio have not commenced operations. The bar chart and performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio’s Institutional Shares performance from calendar year to calendar year and by showing how the Portfolio’s Institutional Shares average annual total returns for one year, five years and ten years, before and after taxes, compare with those of the Russell 1000 Value Index, which is a broad measure of market performance. This performance information includes the performance of the Portfolio’s predecessor, the Value Stock Fund, a collective investment fund. The Value Stock Fund’s performance has been included for periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio (i.e., adjusted to reflect expenses, absent investment advisory fee waivers). The Value Stock Fund was not registered as a mutual fund under the 1940 Act and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the Investment Company Act of 1940, as amended (“1940 Act”) and Internal Revenue Code of 1986, as amended (the “Code”). If the Value Stock Fund had been registered under the 1940 Act, its performance may have been different. The performance shown in the bar chart and performance table are for the Institutional Shares of the Portfolio, which are not offered in this Prospectus. However, the Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Investor Shares do not have the same expenses. Specifically, the Investor Shares are subject to a 0.25% distribution fee. Had such fee been deducted, the returns would be less. Total return of the Portfolio would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

Annual Total Returns for the Past 10 Calendar Years

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 5.19%

Best Quarter	Worst Quarter
17.84%	-19.02%
(June 30, 2003)	(September 30, 2002)

8

Institutional Shares

			Since
Average Annual Total Returns as of December 31, 2003	1 Year	5 Years	June 29, 1998	10 Years[1]
Large Cap Value Portfolio Return Before Taxes	25.79%	1.05%	0.06%	7.47%[2]
Return After Taxes on Distributions[3]	25.38%	0.53%	(0.54)%	N/A
Return After Taxes on Distributions and Sale of Shares[3]	16.76%	0.62%	(0.28)%	N/A
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)[4]	30.03%	3.56%	3.81%	2.46%

[1]	For periods prior to June 29, 1998, the Portfolio’s predecessor, the Value Stock Fund, operated as a collective investment fund. As a collective investment fund, the Value Stock Fund is treated differently than the Portfolio for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.

[2]	This performance information reflects the performance of the Portfolio and its predecessor, the Value Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Portfolio.

[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[4]	The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to book ratios and lower forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity markets.

9

Wilmington Small Cap Core Portfolio

     As of the date of this prospectus, the Investor Shares of the Portfolio have not commenced operations. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio’s Institutional Shares performance from calendar year to calendar year and by showing how the Portfolio’s Institutional Shares average annual total returns for one year, five years and since inception, before and after taxes, compare with those of the Russell 2000 Index, which is a broad measure of market performance. The performance shown in the bar chart and performance table are for the Institutional Shares of the Portfolio, which are not offered in this Prospectus. However, the Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Investor Shares do not have the same expenses. Specifically, the Investor Shares are subject to a 0.25% distribution fee. Had such fee been deducted, the returns would be less. This performance information includes the performance of the Portfolio’s predecessor, the Small Cap Stock Fund, a collective investment fund. The Small Cap Stock Fund’s performance has been included for the periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio (i.e. adjusted to reflect expenses, absent investment advisory fees waivers). The Small Cap Stock Fund was not registered as a mutual fund under the 1940 Act, and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Code. If the Small Cap Stock Fund had been registered under the 1940 Act, its performance may have been different. The performance shown in the bar chart and table below reflects the performance of the Portfolio’s investment in the Small Cap Core Series, its former master series. Effective December 1, 2003, the Portfolio no longer utilizes a master/feeder structure but instead allocates its assets among one or more mutual funds. Total return of the Portfolio would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

Annual Total Returns for Calendar Years Since Inception

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: (0.10)%

Best Quarter	Worst Quarter
22.89%	-22.01%
(March 31, 2000)	(September 30, 2001)

10

Institutional Shares

			Since	Since Inception
Average Annual Total Returns as of December 31, 2003	1 Year	5 Years	June 29, 1998	April 1, 1997[1]
Small Cap Core Portfolio Return Before Taxes	32.59%	4.41%	2.83%	7.64%[2]
Return After Taxes on Distributions[3]	32.59%	3.84%	2.30%	N/A
Return After Taxes on Distributions and Sale of Shares[3]	21.19%	3.61%	2.25%	N/A
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)[4]	47.25%	7.13%	5.04%	8.87%

[1]	For periods prior to June 29, 1998, the Portfolio’s predecessor, the Small Cap Stock Fund, operated as a collective investment fund. As a collective investment fund, the Small Cap Stock Fund was treated differently than the Portfolio for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.

[2]	This performance information reflects the performance of the Portfolio and its predecessor, the Small Cap Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Portfolio.

[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[4]	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Index is unmanaged and reflects the reinvestment of dividends.

11

FEES AND EXPENSES

     The table below shows the fees and expenses that you may pay if you buy and hold Investor Shares of a Portfolio.

Shareholder Fees (fees paid directly from your investment)

Investor Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee[1]	1.00%
Exchange fee[1]	1.00%

[1]	Investor Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See “REDEMPTION OF SHARES” and “EXCHANGE OF SHARES” elsewhere in this prospectus for additional information.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets) 1

	Large Cap	Large Cap Value	Small Cap Core
	Core Portfolio	Portfolio	Portfolio
Management fees	0.70%	0.55%	None[3]
Distribution (12b-1) fees	0.25%	0.25%	0.25%
Other expenses	0.43%	0.48%	0.27%[4]
Small Cap Series expenses[5]	N/A	N/A	1.11%
Total Annual Operating Expenses	1.38 [2]	1.28%	1.63%
Waivers/reimbursements[6]	(0.33)%[2]	(0.03)%	(0.02)%
Net expenses[6]	1.05%[2]	1.25%	1.61%

[1]	The table above and the Example below each reflect the aggregate annual operating expenses of each of the Large Cap Core Portfolio and Large Cap Value Portfolio, and the corresponding Series of the Trust in which the Portfolio invests, and in the case of the Small Cap Core Portfolio, reflect the aggregate annual operating expenses of the Small Cap Core Portfolio and its pro rata portion of the aggregate annual operating expenses of the Small Cap Series.

[2]	For Investor Shares of the Large Cap Core Portfolio, the investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed 1.05%. This waiver will remain in place until November 1, 2005 unless the Board of Trustees approves its earlier termination.

[3]	The investment adviser to the Small Cap Core Portfolio is Rodney Square Management Corporation (“RSMC”) and the investment advisers to the Small Cap Growth Series and the Small Cap Value Series are Roxbury Capital Management, LLC (“Roxbury”) and Cramer Rosenthal McGlynn, LLC (“CRM”), respectively. RSMC is not paid an advisory fee for services provided to the Portfolio. Roxbury and CRM, as investment advisers to the Small Cap Series, will receive investment advisory fees of 1.00% and 0.75%, respectively.

[4]	“Other expenses” have been restated to reflect current fees in connection with the change in the investment structure from a master/feeder structure to an investment structure that currently allocates the Small Cap Core Portfolio’s assets among one or more affiliated mutual funds as approved by shareholders on November 14, 2003.

[5]	The Small Cap Core Portfolio does not pay any sales load, Rule 12b-1 distribution fees or shareholder service fees in connection with its investments in the Small Cap Series. However, the Small Cap Core Portfolio indirectly bears its pro rata share of the expenses incurred by the Small Cap Series after any fee waivers and expense reimbursement, if any. Examples of these expenses are set forth in the table below.

	Management	Other	Total Annual
	fees	expenses	Operating Expenses
Small Cap Growth Series	1.00%	0.33%	1.33%
Small Cap Value Series	0.75%	0.13%	0.88%

[6]	The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the Portfolios where a Class’ average daily net assets is below $75 million through September, 2007. As a percentage of average net assets, these fees equaled 0.02%, 0.03%, and 0.02% for the Large Cap Core Portfolio, the Large Cap Value Portfolio, and the Small Cap Core Portfolio, respectively, for the fiscal year ended June 30, 2004.

12

EXAMPLE

     This Example is intended to help you compare the cost of investing in Investor Shares of each Portfolio with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Portfolio’s total operating expenses (reflecting contractual waivers or reimbursements through November 1, 2005) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Investor Shares	1 Year	3 Years	5 Years	10 Years
Large Cap Core Portfolio	$107	$400	$720	$1,625
Large Cap Value Portfolio	$127	$397	$693	$1,537
Small Cap Core Portfolio	$164	$508	$881	$1,927

     The above example is for comparison purposes only and is not a representation of a Portfolio’s actual expenses and returns of Investor Shares, either past or future of the Investor Shares of a Portfolio.

13

INVESTMENT OBJECTIVES

     The Wilmington Large Cap Core Portfolio, the Wilmington Large Cap Value Portfolio and the Wilmington Small Cap Core Portfolio each seek long-term capital appreciation. The investment objective for the Large Cap Core Portfolio may be changed without shareholder approval. The investment objective for the Large Cap Value Portfolio and the Small Cap Core Portfolio may not be changed without shareholder approval. There is no guarantee that a Portfolio will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

     The Wilmington Large Cap Core Portfolio invests all of its assets in the Large Cap Core Series, which, under normal market conditions, invests at least 80% of its assets in a diversified portfolio of the following equity or equity-related securities:

•	common or preferred stock of U.S. corporations that have strong growth and value characteristics with market capitalizations of at least $2 billion

•	options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above

•	receipts or American Depositary Receipts (“ADRs”), which are typically issued by a U.S. bank or trust company as evidence of ownership of underlying securities issued by a foreign corporation

     For cash management purposes, the Large Cap Core Series may maintain cash reserves and money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers’ acceptances issued by banks or savings and loan associations, and commercial paper) consistent with the foregoing investment policy.

     The Series’ investment adviser, Rodney Square Management Corporation (“RSMC”), seeks securities that it believes possess strong growth and value characteristics based on the evaluation of the issuer’s background, industry position, historical returns and the experience and qualifications of the management team. Dividend income is an incidental consideration compared to growth in capital during the securities selection process. RSMC may rotate the Series’ holdings among various market sectors based on economic analysis of the overall business cycle.

     As a temporary defensive investment policy, the Large Cap Core Series may, without limit, invest its assets in money market instruments and other short-term debt instruments, rated investment grade or higher at the time of purchase, and may hold a portion of its assets in cash. The result of this action may be that the Series will be unable to achieve its investment objective.

     The Wilmington Large Cap Value Portfolio invests all of its assets in the Large Cap Value Series, which, under normal conditions, invests at least 80% of its assets in a diversified portfolio of the following equity or equity related securities:

•	common and preferred stocks of companies that have a market capitalization, at the time of purchase, equal to those in the Russell 1000 Value index and whose securities are publicly traded on U.S. Securities markets

14

•	options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of large cap companies

•	options on indices of the common stock of large cap companies

•	contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of large cap companies

•	and options upon such futures contracts

     The Series’ investment adviser, Cramer Rosenthal McGlynn LLC (“CRM”), seeks securities it believes are undervalued in the marketplace relative to the issuer’s underlying profitability. The market capitalization range of the Russell 1000 Value Index changes constantly; On September 30, 2004, the range was from $525 million to $354.4 billion.

     Equity securities of non-U.S. issuers, whose market capitalization falls within the capitalization range set forth above or that of recognized large cap indices, that are publicly traded on The Nasdaq Stock Market or a U.S. securities exchange, including the New York Stock Exchange and the American Stock Exchange, will be eligible for investment with respect to the Series’ principal investment strategies.

     The Large Cap Value Series may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a nationally recognized statistical rating organization in response to adverse market conditions as a temporary defensive position. The result of this action may be that the Large Cap Value Series and the Wilmington Large Cap Value Portfolio will be unable to achieve their investment objective.

     Through its investment in its corresponding Series, the Wilmington Large Cap Value Portfolio seeks to invest in stocks that are less expensive than comparable companies, as determined by price-to-earnings ratios, price-to-cash flow ratios, asset value per share or other measures. Value investing therefore may offer the potential for capital appreciation as a stock gains favor among other investors and its price rises.

     CRM relies on selecting individual stocks and does not try to predict when the stock market might rise or fall. In addition to seeking out stocks that are undervalued, it also seeks stocks neglected by financial analysts. CRM evaluates the degree of analyst recognition by monitoring the number of analysts who follow a company and recommend its purchase or sale to investors.

     CRM’s investment process starts by identifying early changes in a company’s operations, finances or management. CRM is attracted to companies that it believes will look different tomorrow-operationally, financially, managerially-when compared to yesterday. This type of dynamic change often creates confusion and misunderstandings and may lead to a drop in a company’s stock price. Examples of change include mergers, acquisitions, divestitures, restructurings, a change of management, new market/product/means of production/distribution, regulatory change, etc. Once change is identified, CRM evaluates the company on several levels. It analyzes:

•	Financial models based principally upon projected cash flows

•	The price of a company’s stock in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company

15

•	The extent of management’s ownership interest in a company

•	A company’s market position through corroboration of its observations and assumptions by meeting with management, customers and suppliers

     CRM also evaluates the degree of recognition of the business by investors through the monitoring of the number of sell side analysts who closely follow a company and the nature of the shareholder base. Before deciding to purchase a stock, CRM conducts an appropriate amount of business due diligence to corroborate its observations and assumptions.

     The identification of change comes from a variety of sources including the extensive use of its own proprietary database as well as a computer screening process, which is run using various criteria. In addition, CRM has an extensive network of relationships with clients, other investors, and intermediaries such as national and regional brokerage firms. The members of CRM’s portfolio management team regularly meet companies and sponsor annually more than 200 company/management meetings in its New York office.

     By reviewing historical relationships and understanding the characteristics of a business, CRM establishes valuation parameters using relative ratios or target prices. In its overall assessment, CRM seeks stocks that it believes have a greater upside potential than downside risk over an 18 to 24 month holding period.

     An important function of the investment adviser is to set a price target at which the stock will be sold when there has been no fundamental change in the investment case. In setting a target price for a stock, CRM considers appreciation potential relative to risk over a two year period. CRM constantly monitors the companies held by the Large Cap Value Series to determine if there have been any fundamental changes in the factors that prompted the initial purchase of the stock. If significant changes for the better have not materialized, the stock will be sold. The initial investment case for stock purchase, which has been documented, is examined by CRM’s portfolio management team. A final decision on selling the stock is made after all such factors are analyzed.

     The Wilmington Small Cap Core Portfolio invests at least 80% of its assets in equity securities of small cap companies primarily through investment in two or more affiliated mutual funds. Presently, the Portfolio invests its assets in the Small Cap Growth Series and Small Cap Value Series (together, the “Small Cap Series”) of the WT Investment Trust I (the “Trust”) in accordance with weightings determined by its investment adviser, RSMC. Investment in the Small Cap Series is intended to give the Small Cap Core Portfolio broad exposure to small cap companies in the U.S. equity markets. Notwithstanding the Small Cap Core Portfolio’s current strategy for investing in the Small Cap Series, it may substitute, add or subtract, at any time, the Series of the Trust in which the Small Cap Core Portfolio invests.

     RSMC does not allocate the Small Cap Core Portfolio’s assets between the Small Cap Series according to a predetermined percentage. Instead, RSMC regularly determines the appropriate allocation, which currently ranges between 40% and 60%. When making these decisions, RSMC considers a variety of quantitative and qualitative data relating to the U.S. economy and financial markets. This data may include: projected growth trends in the U.S. economy; forecasts for interest rates and the relationship between short- and long-term interest rates (commonly referred to as the “yield curve”); current and projected trends in inflation; relative valuation levels; volatility in the equity market; the outlook and projected growth of various industrial sectors; information relating to business cycles; borrowing trends and the cost of capital; political trends; information relating to trade balances; and labor or employment information. RSMC may also consider proprietary research provided by the investment advisers of the Small Cap Series.

16

     RSMC reserves the right to adjust the percentages invested in the Small Cap Series and reallocate its assets between the Small Cap Series at any time. However, tactical shifts in the allocation and the reallocation of assets between the Small Cap Series based on RSMC’s analyses of the foregoing data are not expected to be large or frequent. RSMC’s ability to allocate and reallocate assets among Small Cap Series, which employ alternatively growth-oriented and value-oriented stock selection techniques, allows it to take advantage of the experience of the Small Cap Series’ investment advisers.

     Principal Investment Strategies of the Small Cap Series. Below is a discussion on the principal investment strategies of each of the Small Cap Series into which the Small Cap Core Portfolio currently invests its assets.

     Small Cap Growth Series. The Small Cap Growth Series, under normal market conditions, invests at least 80% of its assets in the following equity or equity-related securities:

•	common stocks of U.S. corporations that have strong growth characteristics or are undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is equal to or less than the capitalization of the largest stock in the S&P Small Cap 600 Index (“small cap companies”)

•	options on, or securities convertible (such as convertible preferred stock, convertible bonds, warrants and debentures) into, the common stock of small cap companies

•	options on indices of the common stock of small cap companies

•	contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of small cap companies, and options upon such futures contracts

     As of September 30, 2004, the market capitalization of the companies that make up the S&P Small Cap 600 Index was between $40.0 million and $3.5 billion. Due to market price adjustments or other events after the time of purchase, it is possible that an investment’s market capitalization may drift above or below this range. Nevertheless, companies whose capitalization no longer meets this definition after purchase continue to be considered small cap companies for purposes of the 80% policy. The Series is not limited to small cap companies and under normal market conditions may invest up to 20% of its assets in stocks of companies with other capitalizations.

     The Series may also invest in certain option and financial futures contracts (“derivatives”) and foreign securities, including American Depositary Receipts. Roxbury Capital Management, LLC (“Roxbury”), the Small Cap Growth Series’ investment adviser, uses a bottom up approach to identify new investment opportunities and to evaluate existing investments on an ongoing basis to determine continued suitability. Roxbury selects stocks it believes exhibit consistent, above average growth prospects. Through research and its understanding of business fundamentals, Roxbury seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their risk/reward characteristics.

     At the time of purchase, individual stock holdings may represent up to 5% of the Series’ value. Due to market price fluctuations, individual stock holdings may exceed 5% of the value of the total portfolio. The Series may over or underweight certain industries and sectors based on Roxbury’s opinion of the relative attractiveness of companies within those industries and sectors. The Series may not invest in more than 10% of the outstanding shares of a company.

17

     The frequency of portfolio transactions and the Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series’ shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. Under normal market conditions, the Series’ turnover rate is expected to be less than 200%.

     In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by Roxbury to be of comparable quality. The result of this action may be that the Series and the Small Cap Core Portfolio will be unable to achieve its investment objective. The Series also may use other strategies and engage in other investment practices.

     Small Cap Value Series. The Small Cap Value Series invests, under normal market conditions, at least 80% of its total assets in a diversified portfolio of the following equity or equity-related securities:

•	common and preferred stocks of U.S. corporations that have market capitalizations, at the time of purchase, equal to those in the Russell 2000 Value Index and are publicly traded on a U.S. securities market.

•	securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of small cap companies

•	warrants

     The Series is a diversified portfolio of U.S. equity or equity-related securities of small cap companies that are judged by CRM, the investment adviser of the Series, to be undervalued in the marketplace relative to underlying profitability. The market capitalization range of the Russell 2000 Value Index changes constantly; as of September 30, 2004, the range was from $88 million to $2.1 billion.

     CRM uses a value investing strategy and process for the Small Cap Value Series substantially similar to that which it employs for the Large Cap Value Series as described in detail earlier in this prospectus.

     The frequency of portfolio transactions and the Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series’ shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall Series’ performance. Under normal market conditions, the Series’ turnover rate is expected to be less than 100%.

     The Series may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a nationally recognized statistical rating organization, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Series will be unable to achieve its investment objective. The Series also may use other strategies and engage in other investment practices.

18

     Each of the Large Cap Core, Large Cap Value and Small Cap Series also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information (“SAI”).

ADDITIONAL RISK INFORMATION

     The following is a list of certain risks that may apply to your investment in a Portfolio. Further information about investment risks is available in our SAI:

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Underlying Series Risks. Because each Portfolio invests all of its assets in one or more Series, the risks associated with investing in a Portfolio are closely related to the risks associated with the securities and other investments held by the Series in which a Portfolio invests. The ability of a Portfolio to achieve its investment objective will depend upon the ability of its underlying Series to achieve such Series’ objectives. There can be no assurance that the investment objective of any Series will be achieved. A Portfolio’s net asset value will fluctuate in response to changes in the net asset values of the underlying Series in which it invests.

With respect to the Small Cap Core Portfolio, the extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Series will depend upon the extent to which a Portfolio’s assets are invested in an underlying Series. To the extent the Portfolio invests a significant portion of its assets in an underlying Series, it will be particularly sensitive to the risks associated with that underlying Series.

The following principal risks are associated with investments in the Series and, indirectly, with your investment in a Portfolio. Each Series may be subject to additional principal risks other than those described below because the types of investments made by a Series can change over time. The summary is not intended to be exhaustive. For a additional technical and legal descriptions of these risks and the securities and investment techniques used by the Series, please refer to our SAI.

•	Master/Feeder Risk: While the master/feeder structure is designed to add flexibility and reduce costs, it may not do so, and the Wilmington Large Cap Value and Wilmington Large Cap Core Portfolios might encounter operational or other complications. For example, large- scale redemptions by other feeders, if any, of their shares in a master fund could have adverse effects on your feeder fund, such as requiring the liquidation of a substantial portion of a master fund’s holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than your feeder fund has, and, therefore, could have effective voting control over the operation of a master fund.

•	Allocation Risk: The Small Cap Core Portfolio’s investment performance depends, in part, upon how its assets are allocated and reallocated between the Small Cap Series. A principal risk of investing in the Portfolio is that RSMC, its investment adviser, will make less than optimal or poor asset allocation decisions and that RSMC will make less than optimal decisions in selecting other Series in which it invests the Portfolio’s assets. RSMC attempts to identify

19

asset classes and sub-classes represented by the underlying Series that will provide consistent performance for the Portfolio, but there is no guarantee that RSMC’s allocation or selection techniques will produce the desired results. It is possible that RSMC will focus on Series that perform poorly or under perform other available Series under various market conditions.

•	Derivatives Risk: Some of a Series’ investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Series’ total assets may be committed or exposed to derivative strategies.

•	Foreign Security Risk. The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. markets.

•	Growth Investing Risk: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.

•	Value Investing Risk: The risk that investments in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

•	Small Cap Risk: Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Valuation Risk: The risk that a Series has valued certain of its securities at a higher price than they can be sold.

20

MANAGEMENT OF THE PORTFOLIOS

The Board of Trustees of WT Mutual Fund has oversight responsibility of the management, activities and affairs of the Portfolios and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Portfolio and its shareholders.

INVESTMENT ADVISERS

     RSMC, 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to the Large Cap Core Series and the Wilmington Small Cap Core Portfolio. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. As the Series and Small Cap Core Portfolio’s investment adviser, RSMC has overall responsibility for directing the Series and the Small Cap Core Portfolio’s investments. In the past, RSMC has provided asset management services to other mutual funds, individuals, personal trusts, municipalities, corporations and other organizations. Presently, RSMC provides services exclusively to investment companies sponsored by it or its affiliates. As of September 30, 2004, RSMC had $4.7 billion assets under management.

     For the twelve months ended June 30, 2004, RSMC received advisory fees (after fee waivers) of 0.62% for the Large Cap Core Series as a percentage of the Series’ average daily net assets. RSMC received no remuneration for its advisory services provided to the Small Cap Core Portfolio. The Small Cap Core Portfolio, however, incurs indirectly a proportionate share of the advisory fees paid to RSMC’s affiliates, CRM and Roxbury, for advisory services provided to the Small Cap Series in which the Portfolio invests.

     Cramer Rosenthal McGlynn LLC (“CRM”), 520 Madison Avenue, New York, New York 10022, serves as the investment adviser to the Large Cap Value Series and Small Cap Value Series. As the Series’ investment adviser, CRM has the overall responsibility for directing the Series’ investments. CRM and its predecessors have managed equity investments for mutual funds, corporate pension funds, educational, community, religious and private endowments and foundations as well as for individuals in a value oriented style across broad range of market capitalizations, and has been in business for more than thirty years. As of September 30, 2004, CRM had over $5.8 billion of assets under management.

     For the twelve months ended June 30, 2004, CRM received advisory fees of 0.75% and 0.55% for the Small Cap Value Series and the Large Cap Value Series, respectively, as a percentage of the Series’ average daily net assets. CRM may make payments to dealers, financial intermediaries or service providers out of its own resources, including revenue from the advisory fees received from the Fund. These payments may be made to compensate the recipient for marketing support services and/or shareholder service activities.

     Roxbury Capital Management, LLC (“Roxbury”), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the Small Cap Growth Series. As the Series’ investment adviser, Roxbury has the overall responsibility for directing the Series’ investments. Roxbury has provided investment advisory services in a growth style to mutual funds and other institutional accounts including corporations, unions and pension accounts, foundations, and endowments as well as to individuals. As of September 30, 2004, Roxbury had assets under management of approximately $2.9 billion.

     For the twelve months ended June 30, 2004, Roxbury received fees of 1.00% for the Small Cap Growth Series, as a percentage or the Series’ average daily net assets.

21

PORTFOLIO MANAGEMENT

     Wilmington Large Cap Core Portfolio. The day-to-day management of the Large Cap Core Series is the responsibility of RSMC’s Core Team. The Core Team meets daily to make investment decisions for the Series.

     Wilmington Large Cap Value Portfolio. The day-to-day management of the Large Cap Value Series is shared by a team of individuals employed by CRM. Ronald H. McGlynn and Jay B. Abramson are responsible for the general oversight of the team and its day-to-day management of the Series. Each portfolio manager’s business experience and educational background is as follows:

•	Ronald H. McGlynn is a Co-founder, Chief Executive Officer and President of CRM and has over 34 years of investment experience. Prior to co-founding CRM in 1973, Mr. McGlynn was a Portfolio Manager at Oppenheimer & Co. He received a B.A. from Williams College and an M.B.A. from Columbia University.

•	Jay B. Abramson, CPA is an Executive Vice President of CRM. Mr. Abramson joined CRM in 1985 and is responsible for investment research and portfolio management. Mr. Abramson received a B.S.E. and J.D. from the University of Pennsylvania Wharton School and Law School, respectively, and is a Certified Public Accountant.

•	James P. Stoeffel, CPA joined CRM as a Vice President in March 2001 and is responsible for portfolio management and investment research. Prior to joining CRM, Mr. Stoeffel was the Director of Research at Palisade Capital Management from March 1999 to March 2001. Prior to that, he was Vice President in the Emerging Growth Stocks Research Group at Salomon Smith Barney from March 1993 to March 1999. He served as a Senior Financial Analyst/Assistant Treasurer with Ticor Title Insurance Co., and as an auditor. Mr. Stoeffel earned a B.A. from Washington & Lee University and an M.B.A. from New York University’s Stern School of Business and is a Certified Public Accountant.

•	Kevin M. Chin is a Vice President of CRM. Mr. Chin joined the firm in 1989 and is responsible for investment research. Prior to joining CRM, Mr. Chin was a Financial Analyst for the Mergers and Acquisitions Department of Morgan Stanley and a Risk Arbitrageur with The First Boston Corporation. He received a B.S. from Columbia University School of Engineering & Applied Science.

•	Adam L. Starr is a Vice President of CRM. Mr. Starr joined CRM in 1999 and is responsible for portfolio management and research. Prior to joining CRM, he was a Partner and Portfolio Manager at Weiss, Peck & Greer, LLC from 1992 to 1999. Previously, he was an Analyst and Portfolio Manager at Charter Oak Partners from 1990 to 1992 and First Manhattan Company. Mr. Starr earned a B.A. from Clark University and an M.B.A. from Columbia University.

•	Carl D. Brown joined CRM in April 1999 and is a Research Analyst. Prior to joining CRM, Mr. Brown was a Tax Consultant and CPA at KPMG Peat Marwick from 1994 to April 1999. He earned a B.A. from the University of Pennsylvania in 1994 and an M.B.A. from New York University’s Stern School of Business in 1996.

•	Brendan J. Hartman joined CRM in March 2001 as a Research Analyst. Prior to joining CRM, Mr. Hartman was a Research Analyst at Donaldson, Lufkin & Jenrette from October 1997 to February 2001 and at Salomon Brothers from June 1996 to October 1997. His other work

22

experience includes Latin American Telecom Analyst at Smith New Court, and Latin American Telecom & Latin American Metal & Mining Analyst at HSBC/James Capel from 1995 to 1996. He earned a B.A. from Lehigh University in 1990 and an M.B.A. from New York University’s Stern School of Business in 1996.

•	Terry Lally, CFA is a Vice President of CRM and joined the firm in 2000. He is responsible for investment research. Prior to joining CRM, Mr. Lally worked for nine years at The Prudential in U.S. small cap and emerging market equity analysis, corporate finance, and equity trading. Mr. Lally earned a B.B.A. from the University of Notre Dame in 1989, an M.B.A. from Harvard University in 1995, and is a Chartered Financial Analyst.

•	Michael J. Caputo joined CRM as a Research Analyst in August 2002. Prior to joining CRM, he was a Vice President in Corporate Finance at Morgan Stanley from March 2000 to August 2002. Prior to that, he worked in Corporate Finance at Lehman Brothers from August 1998 to March 2000 and at Dillon Reed from August 1996 to August 1998. Mr. Caputo earned a B.A. from the University of Notre Dame and an M.B.A. from the Wharton School.

     Wilmington Small Cap Core Portfolio. RSMC determines the allocations for the Small Cap Core Portfolio between the Small Cap Growth Series and the Small Cap Value Series. The management of the Small Cap Core Portfolio is the responsibility of a group of RSMC investment professionals, which makes its investment decisions based, in part, upon asset allocation strategy models prepared by the Investment Strategy Team. The Investment Strategy Team is comprised of investment professionals at RSMC and its affiliates that meet regularly to formulate the asset allocation strategy models based upon various factors, including current market and economic conditions, for use by RSMC and its affiliates in their investment management activities.

     The day-to-day portfolio management of the Small Cap Growth Series is the responsibility of Roxbury’s investment committee. The investment committee meets regularly to make investment decisions for the Series and relies on Roxbury’s research team. The business experience of individuals at Roxbury primarily responsible for researching and recommending investment opportunities for the Series is as follows:

•	Steve Marshman, CFA joined Roxbury in July 2002 and has twelve years of investment management experience. Mr. Marshman is a member of Roxbury’s Small Cap Growth Investment Team. From 1995 to 2002, Mr. Marshman was with Columbia Funds Management Company (“Columbia”) where he was a Portfolio Manager for the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. His responsibilities at Columbia also included Portfolio Management for Columbia’s Technology Fund. Prior to joining Columbia, Mr. Marshman was a fighter pilot in the US Air Force.

•	Robert Marvin, CFA, CPA joined Roxbury in July 2002 and has twelve years of investment management experience. Mr. Marvin is a member of Roxbury’s Small Cap Growth Investment Team. From 1998 to 2002, Mr. Marvin was with Columbia where he was a Portfolio Manager in the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. Prior to joining Columbia, he was Vice President and Consumer Analyst for The Seidler Companies, a Los Angeles based boutique research and brokerage firm. Mr. Marvin began his career at Deloitte & Touche where he earned his CPA and became a Senior Consultant.

•	Brian Smoluch, CFA joined Roxbury in July 2002 and has eight years of investment management experience. Mr. Smoluch is a member of Roxbury’s Small Cap Growth Investment

23

Team. From 1996 to 2002, Mr. Smoluch was with Columbia where he was a Portfolio Manager in the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities.

     The day-to-day management of the Small Cap Value Series is shared by a team of individuals employed by CRM. Ronald H. McGlynn and Jay B. Abramson are responsible for the general oversight of the team and its day-to-day management of the Series. Each portfolio manager’s business experience and educational background is set forth earlier above under “Wilmington Large Cap Value Portfolio.”

24

SERVICE PROVIDERS

     The chart below provides information on the Portfolios’ and the Series’ primary service providers.

Asset		Shareholder
Management		Services

Investment Advisers		Transfer Agent

Rodney Square Management Corp.		PFPC Inc.
1100 North Market Street		760 Moore Road
Wilmington, DE 19890		King of Prussia, PA 19406

Cramer Rosenthal McGlynn, LLC
520 Madison Avenue		Handles certain shareholder services,
New York, NY 10022		including recordkeeping and statements,
payment of distributions and processing
Manages each Series’ investment		of buy and sell requests.
activities.

WT MUTUAL FUND

Wilmington Large Cap Core Portfolio
Wilmington Large Cap Value Portfolio
Fund	Wilmington Small Cap Core Portfolio	Asset
Operations		Safe Keeping

Administrator and		Custodian

Accounting Agent		Wilmington Trust Company

1100 North Market Street
PFPC Inc.		Wilmington, DE 19890
301 Bellevue Parkway
Wilmington, DE 19809

Provides facilities, equipment and		Holds each Portfolio’s and each Series’
personnel to carry out administrative		assets, settles all portfolio trades and
services related to each Portfolio and		collects most of the valuation data
calculates each Portfolio’s NAV and		required for calculating each Portfolio’s
distributions.		and each Series’ NAV per share.
Distribution

Distributor

Professional Funds Distributor, LLC
760 Moore Road
King of Prussia, PA 19406

Distributes the Portfolios’ shares.

25

SHAREHOLDER INFORMATION

PRICING OF SHARES

     The Series value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by a Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

     PFPC Inc. determines the NAV per share of each Portfolio as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m. Eastern time), on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in a Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in that Portfolio. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. Shares will only be priced on business days.

PURCHASE OF SHARES

     Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Investor Shares of each Portfolio is $1,000. Additional investments in a Portfolio may be made in any amount. You may purchase shares as specified below.

     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer (hereinafter “Service Organization”)) that has entered into a servicing agreement with the Portfolios’ distributor, you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolios. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Equity Portfolios, indicating the name and class of the Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, each Portfolio may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:
Wilmington Equity Portfolios	Wilmington Equity Portfolios
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

26

     By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. Any purchase order may be rejected if a Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders. It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

     You may sell your shares on any business day. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Portfolio shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day (if received after 4:00 p.m. Eastern time or on a non-business day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio’s name and your account number should accompany any redemption requests.

     Redemption Fees: Each Wilmington Portfolio will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios (a list of which is shown under the heading “EXCHANGE OF SHARES” elsewhere in this prospectus. This fee is paid directly to a Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See “EXCHANGE OF SHARES” for additional information regarding the exchange of shares of a Wilmington Portfolio.

     Market Timing: The Portfolios are not designed to accommodate market timing or repetitive trading. “Market timing” is defined as effecting frequent trades into or out of a Portfolio in an effort to anticipate or time price movements. A Portfolio may restrict or refuse purchase or exchange orders by market timers or by those persons the Portfolio or the Distributor believe are engaging in similar trading

27

activity. Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Portfolio. There is no guarantee that the Portfolios or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

     By Mail: If you redeem your shares by mail, you should submit written instructions with a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Portfolio name, your Portfolio account number, your printed name and your signature and should be mailed, with your signature guarantee, to:

Regular mail:	Overnight mail:
Wilmington Equity Portfolios	Wilmington Equity Portfolios
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Telephone: If you prefer to redeem your shares by telephone you may elect to do so, however, there are risks. The Portfolios have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

     If shares to be redeemed represent a recent investment made by check, each Portfolio reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

     Small Accounts: If the value of your investment in a Portfolio falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account’s market value.

     The Large Cap Value Portfolio reserve the right to make “redemptions in kind” - payments of redemption proceeds in portfolio securities rather than cash - if the amount redeemed is large enough to affect their respective Series’ operations (for example, if it represents more than 1% of the Series’ assets).

     For additional information on other ways to redeem shares, please refer to our SAI.

28

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in a Portfolio for Investor Shares of the following funds (“Wilmington Portfolios”):

Wilmington Premier Money Market Portfolio
Wilmington Short/Intermediate Bond Portfolio
Wilmington Broad Market Bond Portfolio
Wilmington Municipal Bond Portfolio
Wilmington Short-Term Income Portfolio
Wilmington Large Cap Core Portfolio
Wilmington Small Cap Core Portfolio

Wilmington Large Cap Value Portfolio

Wilmington International Strategic Allocation Fund

Wilmington Real Estate Strategic Allocation Fund

Wilmington Large Cap Strategic Allocation Fund
Wilmington Mid Cap Strategic Allocation Fund
Wilmington Small Cap Strategic Allocation Fund

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $500.

     Fees on Exchanges: If held for more than 60 days, there is no fee when Portfolio shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “Redemption of Shares” for additional information regarding redemptions and this fee.

     To obtain prospectuses of the other Wilmington Portfolios call (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Portfolios may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Portfolio shares to be acquired through such exchange may be legally made.

29

DISTRIBUTIONS

     Distributions from the net investment income, if any, of each Portfolio are declared and paid annually to you. Any net capital gain realized by a Portfolio will be distributed annually.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

     As long as a Portfolio meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While each Portfolio may invest in securities that earn interest exempt from Federal income tax, the Portfolios invest primarily in taxable securities. The Portfolios’ distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Portfolio shares, are generally taxable to you as ordinary income. Each Portfolio will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

     The Portfolios’ distributions of a net capital gain, if any, whether received in cash or reinvested in additional Portfolio shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Portfolio shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Large Cap Value Portfolio anticipates the distribution of net investment income.

     It is a taxable event for you if you sell or exchange shares of any Portfolio. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     State And Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in a Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

30

DISTRIBUTION ARRANGEMENTS

     Professional Funds Distributor, LLC (“Distributor”) manages the Portfolios’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. Other than the Rule 12b-1 fees described below, the Portfolios do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

RULE 12b-1 FEES

     The Investor Shares of each Portfolio has adopted a distribution plan under Rule 12b-1 that allows a Portfolio to pay a fee to the Distributor for the sale and distribution of Investor Shares, and for services provided to shareholders of Investor Shares. Because these fees are paid out of a Portfolio’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee that a Portfolio can charge is 0.25% of a Portfolio’s Investor Shares average daily net assets.

PORTFOLIO STRUCTURE

     Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder and “fund-of-funds” structures enable various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. Each shareholder of a Series, including the Portfolios, will pay its proportionate share of Series’ expenses. For reasons relating to costs or a change in investment goal, among others, a Portfolio could switch to another Series or in the case of the Small Cap Core Portfolio allocate among different Series, or decide to manage its assets itself. No Portfolio is currently contemplating such a move.

SHARE CLASSES

     The Portfolios issue Investor and Institutional Shares. Each class of shares bears a pro rata portion of a Portfolio’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

31

GLOSSARY

“CAP”:

Cap is short for market capitalization and refers to the market value of all of a company’s common stock on the stock market.

FUNDAMENTAL POLICY:

An investment policy that may not be changed or deviated from without shareholder approval.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INVESTMENT ADVISER:

An investment adviser makes investment decisions for a mutual fund and continuously reviews, oversees and administers the fund’s investment program. The Board of Trustees supervises the investment adviser (as well as all service providers) and establishes policies that the investment adviser must follow in its management activities.

MUTUAL FUND:

A mutual fund pools shareholders’ money and, using a professional investment manager, invests it in securities like stocks and bonds. Each Portfolio is a separate mutual fund.

NET ASSET VALUE or “NAV”:

NAV = Assets – Liabilities
             Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund’s portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

VALUE FUNDS:

Value funds invest in the common stock of companies that are considered by the investment adviser to be undervalued relative to their underlying profitability, or rather their stock price does not reflect the value of the company.

32

FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     Annual/Semi-Annual Reports: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Portfolios’ performance for the most recently completed fiscal year or half-year.

     Statement of Additional Information (SAI): The SAI provides additional technical and legal descriptions of the Portfolios’ policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

     Copies of these documents and answers to questions about the Portfolios may be obtained free of charge by contacting:

WT Mutual Fund
c/o PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406
(800) 336-9970
9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolios may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

The investment company registration number is 811-08648.

33

WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND

WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND
WILMINGTON INTERNATIONAL STRATEGIC ALLOCATION FUND*
WILMINGTON REAL ESTATE STRATEGIC ALLOCATION FUND**
of WT Mutual Fund
Institutional Shares

PROSPECTUS DATED NOVEMBER 1, 2004
       This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

      Please note that these funds:

•	are not bank deposits

•	are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

•	are not federally insured

•	are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency

•	are not guaranteed to achieve their goal(s)

      Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

*	Formerly, the Wilmington International Multi-Manager Portfolio.

**	Formerly, the Wilmington Real Estate Portfolio.

FUND DESCRIPTIONS

A look at the objectives, strategies, risks, fees and expenses of the Funds.	Summary 3

Wilmington Large Cap, Mid Cap and Small Cap Strategic Allocation Funds 3

Wilmington International Strategic Allocation Fund and Wilmington Real Estate Strategic Allocation Fund 6

Performance Information 9

Fees and Expenses 11

Expense Example 12

ADDITIONAL INVESTMENT INFORMATION

Investment Objectives 13

Primary Investment Strategies 14

The Underlying Series of the Large Cap, Mid Cap and Small Cap Strategic Allocation Funds

Additional Risk Information 28

Financial Highlights 32

MANAGEMENT OF THE FUND 37

SERVICE PROVIDERS 44

SHAREHOLDER INFORMATION

Pricing of Shares 45

Purchase of Shares 45

Redemption of Shares 47

Exchange of Shares 49

Distributions 50

Taxes 50

DISTRIBUTION ARRANGEMENTS

Master/ Feeder Structure 51

Share Classes 51

GLOSSARY 52

FOR MORE INFORMATION 54

For information about key terms and concepts, please refer to the “Glossary.”

FUND DESCRIPTIONS

SUMMARY
Wilmington Large Cap Strategic Allocation Fund
Wilmington Mid Cap Strategic Allocation Fund
Wilmington Small Cap Strategic Allocation Fund

Investment Objective	•	The investment objective of each of the Wilmington Large Cap Strategic Allocation Fund (the “Large Cap Fund”), the Wilmington Mid Cap Strategic Allocation Fund (the “Mid Cap Fund”) and the Wilmington Small Cap Strategic Allocation Fund (the “Small Cap Fund”) (each a “Cap Fund” and collectively, the “Cap Funds”) is to achieve long-term capital appreciation.

Investment Focus	•	Equity or equity-related securities

Share Price Volatility	•	High

Principal Investment Strategies	•	The Cap Funds do not buy investment securities directly. Instead, each Cap Fund pursues its investment objective by investing in other affiliated mutual funds of WT Investment Trust I (“Series”). Each Cap Fund invests its assets in the Series in accordance with weightings determined by the investment adviser.
	•	The Wilmington Large Cap Strategic Allocation Fund invests at least 80% of its assets in shares of two or more Series, which invest primarily in equity securities of large cap companies, in order to give the Large Cap Fund broad exposure to large companies in the U.S. equity markets. Currently, the Large Cap Fund invests in shares of the Large Cap Quantitative Series and the Large Cap Multi-Manager Series; however, at any time, the Large Cap Fund’s investment adviser, Rodney Square Management Corporation (“RSMC”), may substitute, add or subtract Series in which the Large Cap Fund invests.

	•	The Wilmington Mid Cap Strategic Allocation Fund invests at least 80% of its assets in shares of two or more Series, which invest primarily in equity securities of mid cap companies, in order to give the Mid Cap Fund broad exposure to medium-sized companies in the U.S. equity markets. Currently, the Mid Cap Fund invests in shares of the Mid Cap Quantitative Series and the Mid Cap Multi-Manager Series; however, at any time, the Mid Cap Fund’s investment adviser, RSMC, may substitute, add or subtract Series in which the Mid Cap Fund invests.
	•	The Wilmington Small Cap Strategic Allocation Fund invests at least 80% of its assets in shares of two or more Series, which invest primarily in equity securities of small cap companies, in order to give the Small Cap Fund broad exposure to small companies in the U.S. equity markets. Currently, the Small Cap Fund invests in shares of the Small Cap Quantitative Series and the Small Cap Multi-Manager Series; however, at any time, the Small Cap Fund’s investment adviser, RSMC, may substitute, add or subtract Series in which the Small Cap Fund invests.
In deciding how to allocate a Cap Fund’s assets among Series, the investment adviser considers its outlook for the U.S. economy and financial markets, and the relative market valuations and volatility of the Series. Each Cap Fund normally invests 0% to 60% of its assets in a Quantitative Series and 40% to 100% of its assets in a Multi-Manager Series. The investment adviser reserves the right to adjust the percentages invested in a Series.

Principal Risks	The Cap Funds are subject to the risks summarized below and further described under the heading “Additional Risk Information” in this prospectus.
	•	A principal risk of investing in a Cap Fund is that the investment adviser’s techniques for allocation among two or more Series and selection of Series will not produce the desired results, and therefore a Cap Fund may not achieve its investment objective.
	•	The value of your investment in a Cap Fund is directly related to the investment performance of the Series in which it invests. Therefore, the principal risks of investing in a Cap Fund are closely related to the principal risks associated with the underlying Series and their investments. Because a Cap Fund’s allocation of assets among two or more Series will vary, your investment may be subject to any and all of these risks at different times and to different degrees.

	•	An investment in a Cap Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.
	•	It is possible to lose money by investing in a Cap Fund. There is no guarantee that the stock market or the securities in which the Series invest will increase in value.
	•	A Cap Fund’s share price will fluctuate in response to changes in the market value of the Series’ investments. Market value changes result from business or economic developments affecting an issuer as well as general market and economic conditions.
	•	Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.
	•	A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.
	•	Because each Multi-Manager Series employs a multi-manager approach, the interplay of the various strategies employed by the investment adviser and sub-advisers may result in a Series holding large positions in certain types of securities, industries or sectors, which may have a negative effect on performance.
	•	Each Series may use equity derivatives to pursue its investment objective. The use of derivatives may expose a Series to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Series to experience higher losses than a fund that does not use derivatives.
	•	Small and mid cap companies may be more vulnerable than large cap companies to adverse business or economic developments, and their securities may be less liquid and more volatile.
	•	The performance of each Series and, therefore, each Cap Fund, will depend on whether or not the investment adviser or sub-adviser is successful in pursuing an investment strategy.

Investor Profile	•	For investors seeking long-term growth of capital consistent with the volatility of the equity markets.

SUMMARY

Wilmington International Strategic Allocation Fund
Wilmington Real Estate Strategic Allocation Fund

Investment Objective	•	The investment objective of the Wilmington International Strategic Allocation Fund (the “International Fund”) is to achieve superior long-term capital appreciation.
	•	The investment objective of Wilmington Real Estate Strategic Allocation Fund (the “Real Estate Fund” and together with the International Fund, the “Funds” and individually, each a “Fund”) is to achieve long-term growth of capital and high current income through investments in companies in the real estate industry.

Investment Focus	•	Equity or equity-related securities

Share Price Volatility	•	High

Principal Investment Strategy	•	Each Fund operates as a “feeder fund” which means that a Fund does not buy investment securities directly. Instead, each Fund invests in a corresponding “master fund,” which in turn purchases investment securities. Each Fund invests all of its assets in a master fund, which is a separate series of WT Investment Trust I (“Series”). Each Fund and its corresponding Series have the same investment objective, policies and limitations.
	•	The Wilmington International Strategic Allocation Fund invests all of its assets in the International Multi-Manager Series, which invests at least 85% of its assets in a diversified portfolio of equity (or related) securities of foreign issuers. The Series’ investment adviser allocates the Series’ assets among sub-advisers, or invests directly in exchange-traded funds. The sub-advisers may select stocks to be purchased or sold by the Series based upon fundamental research, country and trend analysis and whether the stocks are undervalued or have above average growth potential.

	•	The Wilmington Real Estate Strategic Allocation Fund invests all of its assets in the Real Estate Series, which under normal market conditions invests at least 80% of its net assets in securities of real estate and real estate-related companies. The Series’ investment adviser allocates the Series’ assets among sub-advisers, or invests directly in exchange-traded funds. The Series will invest in real estate companies, such as equity real estate investment trusts (REITs) which own property, and mortgage REITs, which make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry.
	•	Each Series employs a multi-manager approach. RSMC serves as each Series’ investment adviser. RSMC has delegated the responsibility of securities selection and portfolio management of the International Multi-Manager Series to Goldman Sachs Asset Management, L.P. and Julius Baer Investment Management Inc. and securities selection and portfolio management of the Real Estate Series to AEW Management and Advisors L.P. and Real Estate Management Services Group LLC.

Principal Risks	Each Fund is subject to the risks summarized below and further described under the heading “ADDITIONAL RISK INFORMATION” in this prospectus.
	•	An investment in a Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.
	•	It is possible to lose money by investing in a Fund. There is no guarantee that the stock market or the stocks that a Series buys will increase in value.
	•	A Fund’s share price will fluctuate in response to changes in the market value of the Series’ investments. Market value changes result from business or economic developments affecting an issuer as well as general market and economic conditions.
	•	The International Multi-Manager Series is subject to foreign security risk because its investments in foreign (i.e. non-U.S.) markets are subject to foreign security risk as well as the risk of losses caused by changes in foreign currency exchanges rates.
	•	Because the Real Estate Series concentrates its investments in companies related to the real estate industry, the value of the Real Estate Fund’s shares may fluctuate more frequently than the value of shares of a fund that invests in a broader range of securities.

	•	Each Series may use derivatives to pursue its investment objective. The use of derivatives may expose a Series to additional risks to which it would not be subject if it invested directly in the securities underlying those derivatives. These risks may cause a Series to experience higher losses than a fund that does not use derivatives.
	•	The performance of each Series and each Fund will depend on whether or not the investment adviser or sub-advisers are successful in pursuing its investment strategies.
	•	Because each of the International Multi-Manager Series and the Real Estate Series employs a multi-manager approach, the interplay of the various strategies employed by the investment adviser and sub-advisers may result in a Series indirectly holding large positions in certain types of securities, industries or sectors, which may have a negative affect on performance.

Investor Profile	•	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

PERFORMANCE INFORMATION

Wilmington Large Cap Strategic Allocation Fund

Wilmington Mid Cap Strategic Allocation Fund
Wilmington Small Cap Strategic Allocation Fund
Wilmington Real Estate Strategic Allocation Fund

      The Institutional Shares of the Wilmington Large Cap Strategic Allocation Fund, the Wilmington Mid Cap Strategic Allocation Fund, the Wilmington Small Cap Strategic Allocation Fund and the Wilmington Real Estate Strategic Allocation Fund were first offered on July 1, 2003, and therefore do not have a full calendar year of performance.

Wilmington International Strategic Allocation Fund

      The bar chart and the performance table below illustrate the risks and volatility of an investment in the International Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the average annual total returns for one year, five years and ten years, before and after taxes, compare with those of the MSCI EAFE Index, which is a broad measure of market performance. This performance includes the performance of the Fund’s predecessor, the International Stock Fund, a collective investment fund. The International Stock Fund’s performance has been included for periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Fund (i.e. adjusted to reflect expenses, absent investment advisory fee waivers). The International Stock Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the International Stock Fund had been registered under the 1940 Act, its performance may have been different. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Annual Total Returns for the Past 10 Calendar Years

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 4.35%

Best Quarter	Worst Quarter

30.08%	-19.24%
(December 31, 1999)	(September 30, 2002)

Institutional Shares			Since
Average Annual Total Returns as of			June 29,
December 31, 2003	1 Year	5 Years	1998	10 Years[1]

International Fund Return Before Taxes	33.95%	(0.83)%	(0.88)%	2.61%[2]
Return After Taxes on Distributions[3]	33.74%	(2.24)%	(2.20)%	N/A
Return After Taxes on Distributions and Sale of Shares[3]	22.06%	(1.18)%	(1.18)%	N/A
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)[4]	38.59%	(0.05)%	0.58%	4.47%

[1]	For periods prior to June 29, 1998, the Fund’s predecessor, the International Stock Fund, operated as a collective investment fund. As a collective investment fund, the International Stock Fund was treated differently than the Fund for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.

[2]	This performance information reflects the performance of the Fund and its predecessor, the International Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund.

[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[4]	The MSCI EAFE Index or the Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged index comprised of stocks of approximately 1,000 companies listed on major stock exchanges in Europe, Australasia and the Far East.

FEES AND EXPENSES

      The table below shows the fees and expenses that you may pay if you buy and hold Institutional Shares of a Cap Fund or a Fund. The expenses are shown as a percentage of its net assets.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee(a)	1.00%
Exchange fee(a)	1.00%

[a]	Institutional Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See “REDEMPTION OF SHARES” and “EXCHANGE OF SHARES” elsewhere in this prospectus for additional information.

Annual Operating Expenses (expenses that are deducted from fund assets)1

	Wilmington	Wilmington	Wilmington	Wilmington	Wilmington
	Large Cap	Mid Cap	Small Cap	International	Real Estate
	Strategic	Strategic	Strategic	Strategic	Strategic
	Allocation	Allocation	Allocation	Allocation	Allocation
Institutional Shares	Fund	Fund	Fund	Fund	Fund

Management fees[2]	None [3]	None [4]	None [5]	0.65% [6]	0.90% [7]
Distribution (12b-1) fees	None	None	None	None	None
Other expenses	0.36%	0.59%	0.44%	0.43%	0.88%
Underlying Series’ expenses[8]	1.17%	1.30%	1.48%	n/a	n/a

Total annual operating expenses[9]	1.53%	1.89%	1.92%	1.08%	1.78%
Waivers/ Reimbursements	(0.53)% [10]	(0.74)% [10]	(0.67)% [10]		(0.22)% [10]

Net expenses[9]	1.00% [10]	1.15%[10]	1.25% [10]		1.56% [10]

[1]	The table above and the Example below each reflect the aggregate annual operating expenses of a fund and its underlying or corresponding Series.

[2]	RSMC as investment adviser to the Cap Funds does not receive an advisory fee for its services to such funds.

[3]	RSMC, as investment adviser to the Series in which the Large Cap Fund invests, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Armstrong Shaw Associates, Inc., Montag & Caldwell, Inc. and First Quadrant, L.P., each a sub-adviser to the Large Cap Fund’s underlying Series, receives sub-advisory fees, before any waivers, of up to 0.25%, 0.50%, 0.65% and 0.50%, respectively.

[4]	RSMC, as investment adviser to the Series in which the Mid Cap Fund invests, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Bennett Lawrence Management, LLC, Eubel Brady and Suttman Asset Management, Inc. and Equity Investment Corporation, each a sub-adviser to the Mid Cap Fund’s underlying Series, receives sub-advisory fees, before any waivers, of up to 0.25%, 0.55%, 0.50% and 0.50%, respectively.

[5]	RSMC, as investment adviser to the Series in which the Small Cap Fund invests, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Batterymarch Financial Management, Inc. and Systematic Financial Management, L.P., each a sub-adviser to the Small Cap Fund’s underlying Series, receives sub-advisory fees, before any waivers, of up to 0.25%, 0.70% and 0.80%, respectively.

[6]	International Management fees reflect a 0.15% advisory fee payable to RSMC and a 0.50% sub-advisory fee payable to each of Goldman Sachs Asset Management L.P. and Julius Baer Investment Management, Inc. The sub-advisory fee is paid to each sub-adviser only on the portion of the International Fund’s assets the respective sub-adviser manages. The Series is responsible for paying the advisory fee to RSMC and the sub-advisory fee to the sub-advisers.

[7]	Management fees reflect a 0.35% advisory fee payable to RSMC and sub-advisory fees of up to 0.55% payable to each of AEW Management and Advisors, L.P. and Real Estate Management Services Group, LLC. The sub-advisory fee is paid to each sub-adviser only on the portion of the Real Estate Fund’s assets the respective sub-adviser manages. The Series is responsible for paying the advisory fee to RSMC and the sub-advisory fee to the sub-advisers.

[8]	For a listing of the expenses, waivers and/or reimbursements associated with each Underlying Series, please see “MANAGEMENT OF THE FUND— UNDERLYING SERIES EXPENSES.” Series’ expenses flowing through to a Cap Fund are expected to vary with changes in the allocation of a Cap Fund’s assets, and may be lower than those shown above.

[9]	For Institutional Shares, RSMC has contractually agreed to reimburse other expenses to the extent such other expenses together with the underlying Series’ expenses exceed 1.00%, 1.15%, 1.25% and 1.75% for the Large Cap Fund, the Mid Cap Fund, the Small Cap Fund and the Real Estate Fund, respectively. This undertaking will remain in place until July 1, 2006 for the Cap Funds and until January 1, 2006 for the Real Estate Fund, unless the Board of Trustees approves its earlier termination.

[10]	The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with each Fund where a Class’ average daily net assets is below $75 million through September 2007. As a percentage of average net assets, these fees equaled 0.05%, 0.14%, 0.08% and 0.15% for the Large Cap Fund, the Mid Cap Fund, the Small Cap Fund, and the Real Estate Fund, respectively, for the fiscal year ended June 30, 2004.

EXAMPLE

      This example is intended to help you compare the cost of investing in Institutional Shares of a fund with the cost of investing in other mutual funds. The below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	a fund’s total operating expenses (reflecting contractual waivers or reimbursements through July 1, 2006) were charged and remained the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

      Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Institutional Shares	1 Year	3 Years	5 Years	10 Years

Wilmington Large Cap Strategic Allocation Fund	$102	$421	$774	$1,769
Wilmington Mid Cap Strategic Allocation Fund	$117	$493	$924	$2,126
Wilmington Small Cap Strategic Allocation Fund	$127	$521	$958	$2,175
Wilmington International Strategic Allocation Fund	$110	$343	$595	$1,317
Wilmington Real Estate Strategic Allocation Fund	$159	$493	$899	$2,037

      The above example is for comparison purposes only and is not a representation of a fund’s actual expenses and returns, either past or future of the Institutional Shares of a fund.

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT OBJECTIVES

      The investment objective of each of the Wilmington Large Cap Strategic Allocation Fund, the Wilmington Mid Cap Strategic Allocation Fund and the Wilmington Small Cap Strategic Allocation Fund is to achieve long-term capital appreciation. A Cap Fund’s investment objective may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

      The Wilmington International Strategic Allocation Fund seeks superior long-term capital appreciation.1 The Wilmington Real Estate Strategic Allocation Fund seeks long-term growth of capital and high current income. The investment objective for each Fund may not be changed without shareholder approval.

      There is no guarantee that a fund will achieve its investment objective.

[1]	For purposes of this investment objective, “superior” long-term growth of capital means to exceed the long-term growth of capital from an investment in the securities comprising the International Fund’s comparative index, MSCI EAFE Index. The MSCI EAFE Index is an unmanaged index comprised of the stock of approximately 1,000 companies, screened for liquidity, cross ownership and industry representation and listed on major stock exchanges in Europe, Australasia and the Far East.

PRIMARY INVESTMENT STRATEGIES

WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND

WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND
(the “Cap Funds”)

      The Cap Funds seek to achieve their investment objective by investing at least 80% of their assets in a Quantitative Series and a Multi-Manager Series of WT Investment Trust I that invest in securities with the same investment strategy with respect to market capitalization as a Cap Fund (i.e., the Large Cap Fund allocates its assets to the Large Cap Quantitative Series and the Large Cap Multi-Manager Series, each of which invest primarily in large cap companies). The Cap Funds normally invest all of their assets in shares of two or more Series and do not invest directly in stocks of other issuers.

      RSMC, each Cap Fund’s investment adviser, selects the Series in which a Cap Fund invests. The investment adviser determines how a Cap Fund allocates and reallocates its assets between or among Series.

      RSMC does not allocate a Cap Fund’s assets according to a predetermined percentage or blend of underlying Series; instead, the investment adviser regularly determines the appropriate blend for a Cap Fund by allocating between or among the Series. When making these decisions, RSMC considers various quantitative and qualitative data relating to the U.S. economy and securities markets. These data may include: projected growth trends in the U.S. economy, forecasts for interest rates and the relationship between short- and long-term interest rates (commonly referred to as the “yield curve”), current and projected trends in inflation, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing trends and the cost of capital, political trends, data relating to trade balances and labor information. RSMC may also consider proprietary research provided by the sub-advisers of the Series. RSMC has the flexibility to reallocate a Cap Fund’s assets in varying percentages among Series based on its ongoing analyses of the equity markets. However, tactical shifts in allocation and reallocation among Series are not expected to be large or frequent in nature. This approach allows RSMC to allocate and reallocate assets between or among Series that employ varying investment styles and techniques such as (i) style specific active management, featuring growth-oriented or value-oriented stock selection; and (ii) enhanced indexing, which combines quantitative security selection and non-stock market investment strategies to approximate the performance of a securities index.

      The frequency of portfolio transactions and each Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series’ shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. Under normal market conditions, the turnover rate is expected to be less than 100% for each Series.

      Primary Investment Strategies of the Cap Funds’ underlying Series. Below is a discussion on the principal investment strategies of each Series into which the Cap Funds currently allocate their assets.

Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series (the “Quantitative Series”)

      The Large Cap Quantitative Series invests at least 80% of its assets in equity securities of large cap companies included in the S&P 500 Index. The Mid Cap Quantitative Series invests at least 80% of its assets in equity securities of mid cap companies included in the S&P Mid Cap 400 Index. The Small Cap Quantitative Series invests at least 80% of its assets in equity securities of small cap companies included in the S&P Small Cap 600 Index. The benchmark indices for each of the Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series are the S&P 500 Index, S&P Mid Cap 400 Index and S&P Small Cap 600 Index, respectively (each a “Respective Index”).

      RSMC, as investment adviser to each Quantitative Series, determines the recommended allocation of a Series’ assets with respect to “growth” style securities (as represented by a Series’ Respective Barra Growth Index) and “value” style securities (as represented by a Series’ Respective Barra Value Index). It is intended that at least 20% of each Series’ assets will be allocated into the growth and value styles.

      When making these asset allocation determinations, RSMC considers, among other things, its expectation for the performance of the U.S. economy and financial markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, and information relating to business cycles. RSMC has the flexibility to reallocate the Quantitative Series’ assets between a growth weighted portfolio or a value weighted portfolio based on RSMC’s ongoing analyses of the equity markets, although these tactical shifts are not expected to be a large percentage of a Series assets nor occur more frequently than monthly. RSMC or a sub-adviser may purchase the securities of one or more exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) (“ETFs”) which track a securities market index of large cap companies, mid cap companies and small cap companies on behalf of the Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series, respectively (e.g. iShares, SPDRS (except for the Small Cap Quantitative Series) or Vipers). As a shareholder in an investment company, a Series would bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies. However, a Series may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

      Based on RSMC’s allocation, Parametric Portfolio Associates (“PPA”), the sub-adviser to each of the Quantitative Series, uses a “quantitative” approach to build a portfolio in accordance with RSMC’s allocation decisions. Unlike “active” managers, PPA does not try to substantially outperform the indices nor does the sub-adviser seek temporary or defensive positions when markets decline or appear overvalued. Each of the Quantitative Series may use derivative instruments, primarily for liquidity, risk management or hedging purposes. The sub-adviser does not routinely make judgments about the investment merit of a particular security or apply traditional economic, financial or market analysis.

      PPA invests in a representative sample of securities in a Series’ Respective Index weighted to reflect the investment adviser’s style allocation. This essentially means building a portfolio with a growth portion based on its Respective Barra Growth Index and a value portion based on its Respective Barra Value Index. PPA expects that each “portion of the portfolio” will have, in the aggregate, investment characteristics (such as market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the corresponding Barra Index. It is not expected that a Quantitative Series will hold all of the securities that are included in its Respective Index or its component Barra Indices; however, the Large Cap Quantitative Series will usually hold 200 to 350 of those securities, the Mid Cap Quantitative Series will usually hold 150 to 300 of those securities, and the Small Cap Quantitative Series will usually hold 250 to 450 of those securities.

      The performance of each Quantitative Series and its Respective Index will vary due to transaction costs, market impact, portfolio expenses, corporate actions (such as mergers and spin-offs), timing variances and RSMC’s allocation between growth and value styles. The return for each of the growth and value portions of the portfolio is intended to correlate closely with the return of its corresponding Barra Index by selecting a portion of the stocks represented in the index using proprietary quantitative techniques developed by PPA. PPA also uses these techniques to make sell decisions. Each of the Quantitative Series is designed to have a portfolio with similar characteristics to those of its Respective Index, including such measures as dividend yield, price-to-earnings ratio, relative volatility, economic sector exposure, growth or value characterizations, return on equity and market price-to-book value ratio. Notwithstanding these strategies, there is no assurance that a Quantitative Series’ investment performance will equal or approximate that of its Respective Index.

Large Cap Multi-Manager Series, Mid Cap Multi-Manager Series and Small Cap Multi-Manager Series (the “Multi-Manager Series”)

      The Large Cap Multi-Manager Series invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

•	Common stock of U.S. corporations that have that have a market capitalization at least equal to that of the smallest company in the S&P 500 Index (“large cap companies”), at the time of purchase;

•	Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of large cap companies, e.g. iShares, SPDRs, Vipers; and

•	Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of large cap companies.

      The Mid Cap Multi-Manager Series invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

•	Common stocks of U.S. corporations that have a market capitalization between the smallest and largest company in the S&P Mid Cap 400 Index (“mid cap companies”), at the time of purchase;

•	Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of mid cap companies, e.g. iShares, SPDRs, Vipers; and

•	Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of mid cap companies.

      The Small Cap Multi-Manager Series invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

•	Common stocks of U.S. corporations that have a market capitalization less than the largest company in the S&P SmallCap 600 Index (“small cap companies”), at the time of purchase;

•	Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of small cap companies, e.g. iShares, SPDRs, Vipers; and

•	Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of small cap companies.

      Although each Multi-Manager Series maintains liquidity reserves (i.e. cash awaiting investment or held to meet redemption requests), a Multi-Manager Series may expose these reserves to the performance of one or more equity markets, usually by use of stock index futures contracts and options on such futures contracts, as well as exchange traded and over the counter options, and equity index swaps to attempt to hedge actual or anticipated investment securities positions.

      As a temporary or defensive policy, each Multi-Manager Series may invest up to 100% of its assets in high quality money market instruments and other short-term debt instruments. The result of this action may be that a Series will be unable to achieve its investment objective.

Adviser Allocation

      Each of the Multi-Manager Series employs a multi-manager approach, relying on several sub-advisers with differing investment philosophies to manage a portion of a Series’ assets under the general supervision of RSMC. RSMC may also allocate a portion of a Series’ assets (up to 60%) to shares of exchange traded funds or (“ETFs”) whose underlying investments are consistent with a Multi-Manager Series’ investment objective. As a shareholder in an investment company, a Multi-Manager Series would bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies. However, a Multi-Manager Series may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

      RSMC will allocate the balance of a Multi-Manager Series’ assets between or among the sub-advisers. When making these allocation decisions, RSMC considers, among other things, its expectations for the performance of the U.S. economy and financial markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, and information relating to business cycles.

      This approach allows RSMC to allocate assets between or among sub-advisers that employ growth-oriented stock selection or value-oriented stock selection techniques. Each sub-adviser uses its own investment approach and strategy to achieve a Series’ investment objective.

      Each Multi-Manager Series’ multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. The multiple investment approach is designed to soften the impact of a single sub-adviser’s performance in a market cycle during which that sub-adviser’s investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser’s performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of another sub-adviser. There can be no guarantee that the expected advantage of the multiple sub-adviser technique will be achieved.

Strategies of Sub-Advisers to the Large Cap Multi-Manager Series

      Armstrong Shaw Associates, Inc. (“ASA”)

      ASA employs a large capitalization, absolute value investment philosophy. The sub-adviser invests in securities where a rigid cash flow or asset value analysis determines that a company’s stock is selling at a substantial discount to its intrinsic value. Establishing this intrinsic value is critical to ASA’s methodology. While the level of the overall market or trends in numerous economic factors may affect the timing in which ASA’s perceived value is recognized, these considerations are not the basis for its investments. Rather, ASA has a classic bottom-up, company-by-company view of investing.

      Inherent in ASA’s absolute value approach is its objective to minimize downside risk. To further this aim, ASA screens for companies with proven track records, strong balance sheets and large capitalizations. The sub-adviser’s minimum investment time horizon is 18 to 24 months. At any point in time, ASA may have investments in as many as 30 to 40 securities in the portfolio managed for the Series. ASA feels that constant monitoring of these positions through regular discussions with management is a crucial part of its portfolio management. Additionally, approximately 100 other companies are followed on a watch list for future investment.

      In conjunction with ASA’s view that market timing is generally an unrewarding exercise, the firm has predetermined buy and sell levels for each security it purchases. These target points help ASA to avoid the emotional excesses of the market with respect to the Series’ investments.

      Montag & Caldwell, Inc. (“M&C”)

      The Investment Policy Group (or IPG, which consists of all portfolio managers and analysts) works as a team by using a bottom-up stock selection process. The identification of appropriate stocks for consideration begins with screening a database of 9000 common equity securities for market capitalization of at least $3 billion and a minimum 10% historical secular earnings growth rate. The resultant universe of approximately 500 common stocks is then subject to proprietary earnings and valuation models. Analyst judgment based on qualitative factors and strong financial characteristics further narrow the universe to a select list of approximately 150 names. Analysts follow these stocks closely, regularly evaluating their valuation and relative earnings growth. A position is initiated in a stock that is trading at a discount (normally 10-25%) to the estimate of its intrinsic value. This value is computed using a modified dividend discount model that incorporates their analysts’ assumptions for normalized earnings, secular earnings growth rate (minimum 10%, maximum 20%), dividend payout ratio, and a stock specific risk adjusted discount rate. The valuation model is a dynamic process in which the earnings base is adjusted each quarter. In addition, the fundamental attributes that contribute to the risk-adjusted discount rate are re-evaluated annually for each security and more frequently if market, industry, or specific company issues so demand. The valuation model is updated daily and published every two weeks. Above median relative earnings growth is considered to be the catalyst driving share price appreciation. This measure is determined by comparing estimated and historical six-month annualized earnings growth to a benchmark and subsequently ranking companies by decile. Analyst judgment based on fundamental analysis that includes thorough due diligence of company and industry fundamentals is the final arbiter in determining candidates to be presented to the IPG for investment consideration and potential inclusion in the growth model portfolio of 30 to 40 issues.

      If a company’s results remain consistent with the firm’s forecast, M&C could hold the position for a number of years. Average annual turnover is normally 30 to 50 percent. A holding will be reviewed for probable sale when it reaches M&C’s target price ratio, which is normally 120% of the determination of its fair value. Trimming the position, rather than total sale, might be the decision in the case of a high-growth company with rapidly compounding earnings. Stocks are also sold when experiencing weakening earnings momentum, or underperforming the market. Any significant earnings disappointment will trigger an immediate review of the holding and a decision to “add or sell.” Since the investment policy centers on positive earnings momentum within a six-month period, “add or sell” decisions are made within that framework. This time frame may be extended for one quarter out to nine months, in order to capture exceptionally good value occurring just prior to restored earnings momentum. Unless there is visible earnings growth for the next six-nine months and the valuation is attractive enough to justify adding positions, a position will be sold on earnings disappointments. A position will also be reduced when it exceeds 5% of the equity portion of a portfolio.

      First Quadrant, L.P. (“First Quadrant”)

      First Quadrant uses a proprietary quantitative analytical model in constructing the Series’ investment portfolio to reflect the characteristics of the S&P 500 Index, the Series’ benchmark index, and combines a top-down analysis of market and economic conditions with a bottom-up stock selection review process to enhance returns. The top-down analysis consists of a review of market and economic data such as interest rates, commodity price changes, market volatility levels, inflation expectations, credit spreads and foreign exchange rates to identify those industries and sectors of the U.S. economy that are likely to benefit from present and future economic conditions. First Quadrant modifies industry weightings in the Series’ portfolio relative to the S&P 500 Index based on the top-down analysis, consistent with maintaining tax efficiency for investors. In general, these weightings will not differ from the industry weightings of the S&P 500 Index by more than +/- 5%. In addition, consistent with minimizing taxable gains and enhancing returns, First Quadrant may underweight and overweight the Series’ exposure (relative to the S&P 500 Index) to specific securities within an industry. Individual stocks are selected based upon a bottom-up review of a variety of security-specific valuation metrics, such as earnings revisions, earnings surprise signals, insider trading, corporate actions and changes in various indices.

      First Quadrant manages the portion of the Series’ portfolio allocated to it to minimize taxable distributions to shareholders. First Quadrant applies a variety of tax-sensitive investment techniques, including: (i) investing in stocks that pay below-average dividends; (ii) employing a buy-and-hold strategy that will avoid realizing short-term capital gains and defer as long as possible the realization of long-term capital gains; and (iii) realizing losses on specific securities or specific tax lots of securities to offset realized gains. The investment portfolio under First Quadrant’s management can be expected to distribute a smaller percentage of its returns each year than other equity mutual funds that are managed without regard to tax considerations.

Strategies of Sub-Advisers to the Mid Cap Multi-Manager Series

      Bennett Lawrence Management, LLC (“BLM”)

      BLM employs a mid cap growth investment strategy investing in competitively advantaged companies benefiting from major economic trends. The sub-adviser believes that growth opportunities can be found in companies within market sectors where strong demand trends and a rapid rate of growth are evident relative to other market sectors.

      In seeking competitively advantaged companies that participate in the fastest growing markets, BLM’s investment management team thoroughly researches each company in which it invests. Its primary research includes discussions with the management of the company and its competitors, suppliers and customers. At any time, BLM may invest in 25-35 securities concentrated in those sectors, which BLM believes to be the fastest growing economic sectors. By not having exposure to all sectors or industries within the economy, BLM expects its portfolio managed on behalf of the Series to be more volatile than broad market indexes. Ongoing discussions with company management and other industry sources as well as limits on individual position weightings are important factors in risk control.

      Eubel Brady and Suttman Asset Management, Inc. (“EBS”)

      EBS follows a domestic value strategy to investing. In implementing its investment strategy, EBS attempts to identify great businesses, which are operated by excellent management teams. EBS’ strategy is a fundamental approach that attempts to choose companies traditionally classified as “value” while not excluding growing companies if their price is attractive relative to other fundamental measures. The companies in which EBS invests will typically have relatively low price-to-earnings, price-to-book, and price-to-cash flow ratios.

      EBS begins its stock selection process with a universe of more than 1,000 domestic companies, and initially screens these companies based on traditional measures of valuation such as price-to-earnings, price-to-book, and price-to-cash flow ratios. In the initial phases of its stock selection process, EBS also analyzes published annual and quarterly reports, 10K’s, and other public information. More in-depth analysis follows EBS’s initial screening with the use of data services, such as Compustat PC Plus. Based on this analysis, EBS identifies companies which it believes have good value and then classifies such companies as either a pricing anomaly or a core holding. Core holdings are higher quality businesses with long-term growth prospects. At times, both core and anomaly holdings are held. Once a company has been identified for potential investment by EBS’s research team, that company is presented to EBS’s Investment Policy Committee, which makes the final decision to purchase. EBS will generally sell a company it holds if it is determined that the company has become overvalued, market conditions have changed or company fundamentals have deteriorated.

      Equity Investment Corporation (“EIC”)

      EIC invests in well-managed, structurally sound companies selling at a discount to their “true” value, while avoiding those that look inexpensive relative to their historical records but which are actually in long-term structural decline (best thought of as “value traps”).

      Starting with approximately 2,000 stocks having market caps above $500 million, EIC looks for companies with a return on equity above 9% and a growth rate above 7%. (The market cap, ROE and growth rate figures are guidelines rather than hard and fast minimums.) Additional ideas are sometimes uncovered through traditional news sources, non-opinionated research, and simply being aware of companies that have seen recent and significant price declines.

      Once a potential candidate is identified, the first step in the process is to determine whether the company is selling at a discount to its “true” value, based upon proprietary, in-house valuation models. EIC values businesses such that if it bought and operated the entire business, it would earn the inflation rate plus a premium on its initial capital investment and all capital reinvested to grow the business over a given time horizon. Two key inputs to the models are return on equity and growth.

      Once it has been determined that a company is selling at a meaningful discount to its true business value, graphical financial statement analysis is used to examine four general areas of potential risk: financial, operational, management, and business. The objective of this exercise is to focus on well-managed, structurally sound companies and to eliminate potential value traps.

      After the graphical financial statement analysis, in-depth fundamental research is performed, which includes reading the annual reports and footnotes as well as the management discussion and analysis section of 10-Ks and 10-Qs, to gain further insight into accounting policies, unusual transactions, attempts to manage earnings, and any other evidence that reality is different than what the financial statements reveal.

      If a company passes all levels of analysis, then it may be added to portfolios. Stocks are sold if any of the following conditions are met:

•	The security reaches EIC’s measure of full value.

•	The position increases to more than 6% of the portfolio.

•	The firm shows balance sheet stress, indicating potential earnings management, weak financial controls or possible earnings shortfalls.

•	A major change occurs rendering historical data invalid for determining the true value of business ownership.

•	The firm’s quality or financial strength falls below acceptable levels.

Strategies of Sub-Advisers to the Small Cap Multi-Manager Series

      Batterymarch Financial Management, Inc. (“BFM”)

      Rigorous stock selection and effective risk control are the foundation of BFM’s small cap growth strategy. BFM looks at stocks from a fundamental perspective, using the speed and efficiency of quantitative techniques. The investment process ranks stocks across the dimensions typically used by fundamental investors— cash flow, earnings growth, expectations, value, technical and corporate signals— using traditional fundamental factors such as book value to price, EPS forward to price and sales momentum, as well as proprietary measures. All factors incorporated into the stock selection process have been tested for their effectiveness in predicting excess return. The process runs daily, ranking all 3,000 securities in BFM’s liquid investable universe. All buy/sell decisions are determined by these rankings, ensuring that they are based on each stock’s objective valuation.

      Sector allocation decisions are made using a proprietary, bottom-up sector model. A multifactor risk model optimizes the portfolio, weighing variables such as stock rankings, sector weights, market cap constraints and client-directed guidelines. BFM uses a variety of fundamental growth, value and quality characteristics for accurate, daily identification of growth stocks. In general, most of the stocks BFM holds will have market capitalizations of $50 million to $2 billion. The portfolio is always fully invested and broadly diversified, with strict controls over sector and market cap exposures. BFM’s proprietary trading strategy is designed to minimize total transaction costs— opportunity costs, market impact and commissions. Portfolio managers manually review all buy/sell decisions before execution. Daily analysis of completed transactions is used to monitor trade efficiency.

      Systematic Financial Management L.P. (“SFM”)

      SFM’s small cap value approach utilizes proprietary value-oriented methodologies to identify small capitalization companies that are trading at a discount to their intrinsic value and average market valuations. SFM believes that the true value of a company is the present value of its cash on hand and its expected future cash inflows. As a result, SFM’s small cap value approach seeks to identify undervalued small capitalization companies by thoroughly analyzing the cash flow characteristics of potential investments.

      SFM serves as a sub-adviser to manage a portion of the Small Cap Multi-Manager Series on a day-to-day basis. In choosing investments for the Small Cap Multi-Manager Series, SFM invests in companies that possess strong cash flow characteristics, have low levels of debt and which it believes are undervalued relative to a company’s ability to generate cash flows.

      SFM makes investments in these companies based on its fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Systematic also looks for “catalysts” which could positively or negatively affect prices of current and potential Series companies.

WILMINGTON INTERNATIONAL STRATEGIC ALLOCATION FUND

      The International Fund invests its assets in the International Multi-Manager Series, which is a diversified portfolio of equity securities (including convertible securities) of foreign issuers. Foreign issuers are those issuers which (1) are organized outside of the United States or (2) derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed outside of the United States or (3) has at least 50% of its assets situated outside of the United States. Under normal market conditions, the Series invests at least 85% of its assets in the following equity or equity related securities:

•	Common stocks of foreign issuers;

•	Preferred stocks and/or debt securities that are convertible into securities of foreign issuers;

•	Receipts or American Depositary Receipts (ADRs), which are typically issued by a U.S. bank or trust company as evidence of ownership of underlying securities of a foreign issuer; and

•	Open-end or closed-end investment companies that primarily invest in the equity securities of issuers in a single country or geographic region directly, including exchange-traded funds (“ETFs”) (registered investment companies whose shares are publicly traded on an exchange).

      Although the Series maintains liquidity reserves (i.e. cash awaiting investment or held to meet redemption requests), the Series may expose these reserves to the performance of one or more equity markets, usually by use of stock index futures contracts and options on such futures contracts, as well as exchange traded and over-the-counter options, equity index swaps and forward currency contracts to attempt to hedge actual or anticipated investment securities positions. As part of its overall strategy, the Series may purchase or sell foreign exchange and depository receipts. In addition, the Series may capture arbitrage and take advantage of price anomalies by entering into transactions such as short sells and acquiring securities through initial public offerings. Arbitrage is the practice of profiting from differences in the price of a security when the same security is traded on two or more markets.

      As a temporary or defensive policy, the Series may invest up to 100% of its assets in high quality money market instruments and other short-term debt instruments. The result of this action may be that the Series will be unable to achieve its investment objective.

      The Series employs a multi-manager approach, relying on sub-advisers with differing investment philosophies to manage a portion of the Series’ assets under the general supervision of RSMC. RSMC may allocate a portion of the Series’ assets (up to 60%) to shares of ETFs whose underlying investments are consistent with the Series’ investment objective. As a shareholder in an investment company, the Series would bear its pro rata portion of the ETFs expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies. However, the Series may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

      RSMC will allocate the balance of the Series’ assets between the sub-advisers. When making these allocation decisions, the investment adviser considers, among other things, its expectation for economic and market performance in light of projected growth trends in the U.S. and foreign economies, relative valuation levels and volatility in the equity markets, the outlook and projected growth of various industrial sectors, and information relating to business cycles. This approach allows RSMC to allocate assets among sub-advisers that employ different investment approaches. Currently, the Series’ sub-advisers are Goldman Sachs Asset Management, L.P. and Julius Baer Investment Management Inc. Each sub-adviser uses its own investment approach and strategy to pursue the Series’ investment objective.

      The Series’ multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. This multiple investment approach is designed to soften the impact of a single sub-adviser’s performance in a market cycle during which that sub-adviser’s investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser’s performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of the other sub-adviser. There can be no guarantee that the expected advantage of the multi-manager arrangement will be achieved.

Strategies of Sub-Advisers to the International Multi-Manager Series

      Goldman Sachs Asset Management, L.P. (“GSAM”)

      GSAM’s Structured International strategy seeks to achieve consistent relative outperformance. GSAM’s investment team seeks to create portfolios with style, sector, risk and capitalization characteristics similar to the Series’ benchmark but positioned to outperform through superior underlying stock selection. Under normal circumstances, GSAM expects to invest in approximately 250-400 securities on behalf of the Series.

      Julius Baer Investment Management Inc. (“JBIM”)

      JBIM employs a “core” approach to the management of international equities. As such, its strategy invests in both “growth” and “value” companies. The flexibility to tilt JBIM’s allocation of the Series toward either growth or value sectors based upon an assessment of where real value resides in the market provides JBIM with one means of potentially generating out-performance. JBIM believes in well— diversified, international equity portfolios, typically investing in between 120-200 individual companies.

      JBIM utilizes different investment tactics for different markets. Within the developed market sector, individual company factors (bottom-up factors) dominate. In the emerging markets, macro-economic and political factors (top-down factors) dominate. Finally, in Japan, JBIM employs a “hybrid” approach employing both top-down and bottom-up approaches. JBIM will invest in large, mid sized and smaller companies, but prefers the larger, more liquid issues unless the smaller companies offer a significant advantage in expected future return.

WILMINGTON REAL ESTATE STRATEGIC ALLOCATION FUND

      The Real Estate Fund invests in the Real Estate Series, which under normal market conditions invests at least 80% of its assets in securities of domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies). The Series considers a company to be a real estate company if at least 50% of its assets, gross income or net profits is derived from (i) development, ownership, leasing, financing, construction, management or sale of real estate or (ii) products and services that are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages. The Series will invest in real estate companies, such as equity real estate investment trusts (REITs) that own property and mortgage REITs that make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry.

      The Series may invest its assets in equity, debt or convertible securities of companies whose products and services are related to the real estate industry or in securities whose products and services are related to the real estate industry or in securities of companies unrelated to the real estate industry that a sub-adviser believes are undervalued or have potential for growth of capital. The Series will limit its investment in debt securities to those that are investment-grade or deemed by the sub-adviser to be of comparable quality. The Series may invest up to 25% of its assets in foreign securities.

      Any percentage limitations with respect to assets of the Series or the capitalization requirement of companies in which the Series invests are applied at the time of purchase.

      In anticipation of or in response to adverse market conditions, for cash management purposes, or for temporary defensive positions, the Series may temporarily hold all or a portion of its assets in cash, money market instruments, or bonds or other debt securities. As a result, the Series may not achieve its investment objective.

      The Series employs a multi-manager approach, relying on sub-advisers with differing investment philosophies to manage a portion of the Series’ assets under the general supervision of RSMC. RSMC may allocate a portion of the Series’ assets (up to 60%) to shares of ETFs whose underlying investments are consistent with the Series’ investment objective. As a shareholder in an investment company, the Series would bear its pro rata portion of the ETF’s expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies, including the Series, in the securities of other investment companies. However, registered investment companies may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

      RSMC will allocate the balance of the Series’ assets between the sub-advisers. When making these allocation decisions, the investment adviser considers, among other things, its expectation for the performance of the U.S. economy, financial and real estate markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity and real estate markets, the outlook and projected growth of the real estate and various other sectors, and information relating to business cycles. Currently, the Series’ sub-advisers are AEW Management and Advisors, L.P. and Real Estate Management Services, LLC. Each sub-adviser uses its own investment approach and strategy to pursue the Series’ investment objective.

      The Series’ multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. This multiple investment approach is designed to soften the impact of a single sub-adviser’s performance in a market cycle during which that sub-adviser’s investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser’s performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of the other sub-adviser. There can be no guarantee that the expected advantage of the multi-manager arrangement will be achieved.

Strategies of Sub-Advisers to the Real Estate Series

      AEW Management and Advisors, L.P. (“AEW”)

      Investment Philosophy. AEW employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of real estate companies’ securities is dependent upon the performance of the underlying real estate assets and company management as well as the overall influence of capital markets. Consequently, when selecting securities for the Series, AEW draws upon the combined expertise of its real estate, research and securities professionals.

      Investment Process. When selecting investments for the Series, AEW generally considers the following factors that it believes to be helpful in identifying those real estate companies whose securities represent the greatest value and price appreciation potential:

•	Valuation: AEW has developed a proprietary model to assess the relative value of each security in the real estate investment universe. This model is designed to estimate what a real estate company’s anticipated cash flows are worth to a security investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW identify securities that it believes trade at discounts to either or both of these model values relative to similar securities. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the real estate investment universe.

•	Price: AEW examines the historic pricing of each real estate company in the universe of potential investments. Those securities that have under-performed in price, either in absolute terms or relative to the investment universe, are typically of greater interest, provided AEW can identify and disagree with the sentiment that caused the underperformance.

•	Income: AEW further evaluates real estate companies by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

•	Catalysts: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security in the near term. These catalysts can be macroeconomic, market- driven or company-specific in nature.

      In order to control risk, AEW will endeavor to maintain a portfolio that is broadly diversified within the U.S. real estate industry, with exposure to securities representing major property types and geographic areas. However, AEW’s stock selection disciplines and fundamental real estate market and property type analyses may lead AEW to overweight or underweight particular property types and/or geographic regions from time to time.

      Real Estate Management Services LLC (“REMS”)

      Investment Philosophy. REMS utilizes a value, yield-advantage style to identify securities whose underlying real estate is perceived to sell at a discount to its public market pricing. This style is designed to construct a portfolio of undervalued securities that aims to produce superior total returns versus the benchmark for REMS’ clients over time. Investments generally are in smaller-capitalization issues with a portfolio composition that is distinct from the REIT indices. REMS’ managers rely heavily on fundamental research combined with extensive direct real estate experience.

      Investment Selection Process. REMS applies a proprietary REIT Multi Factor Model to screen from the universe of REIT stocks to arrive at a selection list containing value attributes deemed capable of delivering superior returns. The firm’s managers also continuously review its direct real estate model, which suggests valuations based on cash flow yield and capital structure, to identify candidates for investment.

      The investment team meets weekly, and each member is responsible for thorough fundamental analysis of existing portfolio holdings and ideas for new investment. When new candidates are identified, REMS undertakes research that includes management interview, property visits, and conversations with analysts and contacts who know the company. The firm utilizes its direct real estate experience to make qualitative evaluations of public real estate companies. Sell decisions are based on a methodology that seeks to identify over-valuation of a security versus its real estate value and future prospects.

      REMS’ management is aware of the distribution of portfolio investment by both property type and geographic region. The investment selection process is bottom-up, however, and is driven by attractive investment opportunities and not specific allocation targets versus an index.

ADDITIONAL RISK INFORMATION

      The following is a list of certain risks that may apply to your investment in a fund. Further information about investment risks is available in our Statement of Additional Information (“SAI”):

•	Allocation Risk: A Cap Fund’s investment performance depends, in part, upon how its assets are allocated and reallocated between or among two or more Series. A principal risk of investing in a Cap Fund is that the investment adviser will make less than optimal or poor asset allocation decisions and/or that the investment adviser will make less than optimal decisions in selecting the Series in which a Cap Fund invests. The investment adviser attempts to identify asset classes and sub-classes represented by a Series that will provide consistent performance for a Cap Fund, but there is no guarantee that the investment adviser’s allocation techniques will produce the desired results. It is possible that the investment adviser will focus on Series that perform poorly or underperform other available Series under various market conditions.

•	Master/ Feeder Risk: While the master/feeder structure is designed to reduce costs, it may not do so, and the International Fund and the Real Estate Fund may encounter operational or other complications. For example, large-scale redemptions by other feeders, if any, of their shares in a master fund could have adverse effects on your feeder fund such as requiring the liquidation of a substantial portion of a master fund’s holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than your feeder fund has, and, therefore, could have effective voting control over the operation of a master fund.

•	Underlying Series Risks: Because each fund invests all of its assets in one or more Series, the risks associated with investing in a fund are closely related to the risks associated with the securities and other investments held by the Series in which a fund invests. The ability of a fund to achieve its investment objective will depend upon the ability of the Series in which it invests to achieve its investment objective. There can be no assurance that the investment objective of any Series will be achieved. A fund’s net asset value will fluctuate in response to changes in the net asset values of the Series in which it invests.

With respect to the Cap Funds, the extent to which the investment performance and risks associated with a Cap Fund correlate to those of a particular Series will depend upon the extent to which a Cap Fund’s assets are invested in a Series. To the extent a Cap Fund invests a significant portion of its assets in a Series, it will be particularly sensitive to the risks associated with that Series.

      The following principal risks are associated with investments in a Series and, indirectly, with your investment in a fund. Each Series may be subject to additional principal risks other than those described below because the types of investments made by a Series can change over time. The summary is not intended to be exhaustive. For additional technical and legal descriptions of these risks and the securities and investment techniques used by a Series, please refer to our SAI.

•	Allocation Risk: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers of a Series. To the extent that the investment adviser allocates more assets to one sub-adviser, the performance of that sub-adviser will have a greater effect on the Series’ performance.

•	Currency Risk: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency therefore changes in foreign currency exchange rates can affect the net asset value of a fund.

•	Debt Security Risks: Series may invest in debt securities, which are subject to credit risk and interest rate fluctuations. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Interest rate risk is the risk of market losses attributable to changes in interest rates. For example, interest rate increases can cause the price of a debt security to decrease. The longer a debt security’s duration, the more sensitive it is to this risk. Debt securities are also subject to a prepayment risk. Depending on market conditions, the new investments may or may not carry the same interest rate.

•	Derivatives Risk: Some Series’ investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Series’ total assets may be committed or exposed to derivative strategies.

•	Foreign Company Risk: Foreign investments involve risks relating to political, economic, regulatory or social instability, military action or unrest, or diplomatic developments and may be affected by actions of foreign governments adverse to the interest of U.S. investors.

•	Growth Investing Risk: The risk that an investment in a growth-oriented portfolio, which invests in growth- oriented companies, will be more volatile than the rest of the U.S. market as a whole.

•	IPO Risk: A Series may acquire common and preferred stock of issuers in an initial public offering (IPO). Securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. Series may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a small component of the Series’ portfolio as the Series’ assets increase (and thus have a more limited effect on performance).

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Multi-Manager Risk: The investment styles employed by sub-advisers may not be complementary. The interplay of the various strategies employed by the sub-advisers may result in a Fund or Portfolio indirectly holding a concentration in certain types of securities, industries or sectors. This concentration may be detrimental to a fund’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a fund’s realization of capital gains.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Risks of Securities Linked to the Real Estate Industry: The Real Estate Series concentrates its investments in the real estate industry. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company’s shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to a real estate company’s leveraging may affect its ability to operate effectively. Risks may also arise where real estate companies fail to carry adequate insurance, or where a real estate company may become liable for removal or other costs related to environmental contamination. In addition, an economic downturn could have a material adverse effect on the real estate markets and on the real estate companies in which the Series invests.

In addition, REITs are not diversified by industry, and, therefore, their value may fluctuate more widely, and they may be subject to greater risks, than if they invested more broadly. Since REITs have expenses of their own, the Real Estate Series, and, in turn, investors in the Real Estate Fund, will bear a proportionate share of the expenses in addition to those expenses of the Fund.

•	Small/ Mid Cap Risk: Small cap and mid cap companies may be more vulnerable than large cap companies to adverse business or economic developments. Small and mid cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of large cap companies and therefore may involve greater risk.

With respect to the Real Estate Series, real estate companies tend to be small to medium sized companies. Real estate company shares, like other smaller company shares, can be more volatile than, and perform differently from, larger, more established companies. There may be less trading in a smaller company’s shares, which means that buy and sell transactions in those shares could have a larger impact on the shares’ price than is the case with larger company shares.

•	Valuation Risk: The risk that a Series has valued certain of its securities at a higher price than it can sell them.

•	Value Investing Risk: The risk that the investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

FINANCIAL HIGHLIGHTS

      The financial highlight tables are intended to help you understand a fund’s financial performance for the past 5 fiscal years or since inception, if shorter. Certain information reflects financial results for a single Institutional Share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and other distributions). Financial highlights have been audited by Ernst & Young LLP, whose reports, along with each fund’s financial statements, are included in the Institutional Shares’ Annual Report, which is available free of charge upon request.

	For the Period
	July 1, 2003[1]
	through
	June 30, 2004
Large Cap Strategic Allocation Fund— Institutional Shares
Net Asset Value— Beginning of Period	$10.00

Investment Operations:

Net investment income[2]	0.05

Net realized and unrealized gain on investments	1.27

Total from investment operations	1.32

Distributions:

From net investment income	(0.05)

Net Asset Value— End of Period	$11.27

Total Return	13.18%	**

Ratios (to average net assets)/ Supplemental Data:[3]

Expenses:

Including expense limitations	1.00%	*

Excluding expense limitations	1.53%	*

Net investment income	0.56%	*

Portfolio turnover rate[4]	26%	**

Net assets at end of period (000 omitted)	$69,480

*	Annualized.

**	Not annualized.

[1]	Commencement of operations.
[2]	The net investment income was calculated using the average shares outstanding method.
[3]	The expense and net investment income ratios include expenses allocated from the WT Investment Trust I— Large Cap Multi-Manager Series and Large Cap Quantitative Series (the “Series”).

[4]	Portfolio turnover reflects the Large Cap Fund’s investment activity. The portfolio turnover for the Large Cap Multi-Manager Series and Large Cap Quantitative Series was 42% and 15%, respectively, for the period July 1, 2003 through June 30, 2004.

	For the Period
	July 1, 2003[1]
	through
	June 30, 2004
Mid Cap Strategic Allocation Fund— Institutional Shares
Net Asset Value— Beginning of Period	$10.00

Investment Operations:

Net investment loss[2]	(0.01)

Net realized and unrealized gain on investments	2.22

Total from investment operations	2.21

Net Asset Value— End of Period	$12.21

Total Return	22.10%	**

Ratios (to average net assets)/ Supplemental Data:[3]

Expenses:

Including expense limitations	1.15%	*

Excluding expense limitations	1.89%	*

Net investment income	(0.05)%	*

Portfolio turnover rate[4]	17%	**

Net assets at end of period (000 omitted)	$41,637

*	Annualized.

**	Not annualized.

[1]	Commencement of operations.

[2]	The net investment loss was calculated using the average shares method.

[3]	The expense and net investment income ratios include expenses allocated from the WT Investment Trust I— Mid Cap Multi-Manager Series and Mid Cap Quantitative Series (the “Series”).

[4]	Portfolio turnover reflects the Mid Cap Fund’s investment activity. The portfolio turnover for the Mid Cap Multi-Manager Series and Mid Cap Quantitative Series was 48% and 17%, respectively, for the period July 1, 2003 through June 30, 2004.

	For the Period
	July 1, 2003[1]
	through
	June 30, 2004
Small Cap Strategic Allocation Fund— Institutional Shares
Net Asset Value— Beginning of Period	$10.00

Investment Operations:

Net investment loss[2]	(0.03)

Net realized and unrealized gain on investments	2.83

Total from investment operations	2.80

Net Asset Value— End of Period	$12.80

Total Return	28.00%	**

Ratios (to average net assets)/ Supplemental Data:[3]

Expenses:

Including expense limitations	1.25%	*

Excluding expense limitations	1.92%	*

Net investment income	(0.26)%	*

Portfolio turnover rate[4]	20%	**

Net assets at end of period (000 omitted)	$55,776

*	Annualized.
**	Not annualized.

[1]	Commencement of operations.

[2]	The net investment loss per share was calculated using the average shares outstanding method.

[3]	The expense and net investment income ratios include expenses allocated from the WT Investment Trust I— Small Cap Multi-Manager Series and Small Cap Quantitative Series (the “Series”).

[4]	Portfolio turnover reflects the Small Cap Fund’s investment activity. The portfolio turnover for the Small Cap Multi-Manager Series and Small Cap Quantitative Series was 109% and 20%, respectively, for the period July 1, 2003 through June 30, 2004.

	For the Fiscal Years Ended June 30,

International Strategic Allocation Fund*—	2004	2003	2002	2001	2000†
Institutional Shares
Net Asset Value— Beginning of Period	$5.75	$6.29	$7.43	$12.48	$10.03

Investment Operations:

Net investment income[1]	0.08	0.07	0.01	0.05	0.08

Net realized and unrealized gain (loss) on investments and foreign currency	1.59	(0.61)	(1.07)	(3.19)	3.09

Total from investment operations	1.67	(0.54)	(1.06)	(3.14)	3.17

Distributions:

From net investment income	(0.03)	—	(0.02)	(0.06)	(0.06)

From net realized gain	—	—	(0.06)	(1.85)	(0.66)

Total distributions	(0.03)	—	(0.08)	(1.91)	(0.72)

Net Asset Value— End of Period	$7.39	$5.75	$6.29	$7.43	$12.48

Total Return	29.12%	(8.59)%	(14.30)%	(27.55)%	31.52%

Ratios (to average net assets)/ Supplemental Data:[2]

Expenses:

Including expense limitations	1.08%	1.36%	1.37%	1.07%	1.00%

Excluding expense limitations	1.08%	1.38%	1.39%	1.29%	1.21%

Net investment income	1.16%	1.28%	0.21%	0.55%	0.66%

Portfolio turnover rate	129%	148%	91%	86%	78%

Net assets at end of period (000 omitted)	$251,851	$95,420	$61,660	$76,511	$84,078

*	Formerly, the Wilmington International Multi-Manager Portfolio.

[1]	The net investment income per share was calculated using the average shares outstanding method.
[2]	Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I— International Multi-Manager Series (the “Series”) and the portfolio turnover reflects the investment activity of the Series.

†	Effective November 1, 1999, the Rodney Square International Equity Portfolio (“Rodney Square Portfolio”) was merged into the International Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

	For the Period
	July 1, 2003[1]
	through
	June 30, 2004
Real Estate Strategic Allocation Fund*— Institutional Shares

Net Asset Value— Beginning of Period	$10.00

Investment Operations:

Net investment income[2]	0.38

Net realized and unrealized gain on investments	1.55

Total from investment operations	1.93

Distributions:

From net investment income	(0.15)

From net realized gains	(0.01)

Total distributions	(0.16)

Net Asset Value— End of Period	$11.77

Total Return	19.40%	***

Ratios (to average net assets)/Supplemental Data:[3]

Expenses:

Including expense limitations	1.56%	**

Excluding expense limitations	1.78%	**

Net investment income	3.36%	**

Portfolio turnover rate	29%	***

Net assets at end of period (000 omitted)	$40,621

*	Formerly, the Wilmington Real Estate Portfolio.

**	Annualized.

***	Not annualized.

[1]	Commencement of operations.

[2]	The net investment income was calculated using the average shares outstanding method.

[3]	The expense and net investment income ratios include expenses allocated from the WT Investment Trust I— Real Estate Series (the “Series”) and the portfolio turnover reflects the investment activity of the Series.

MANAGEMENT OF THE FUND

       The Board of Trustees of WT Mutual Fund (the “WT Fund”) has oversight responsibility the management, activities and affairs of the WT Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the WT Fund and its shareholders.

INVESTMENT ADVISER

      RSMC, 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to the Cap Funds, the Multi-Manager Series, the Quantitative Series, the International Multi-Manager Series and the Real Estate Series. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. As the Cap Funds, the Quantitative Series, the Multi-Manager Series, the International Multi-Manager Series and the Real Estate Series’ investment adviser, RSMC has overall responsibility for directing their investments. For each Series, RSMC allocates the Series’ assets among sub-advisers and oversees the sub-advisers’ investment activities. As of September 30, 2004, RSMC had $4.7 billion assets under management.

      No fund pays an advisory fee to RSMC. The funds indirectly pay their proportionate share of the advisory and sub-advisory fees paid by the Series. For the fiscal year ended June 30, 2004, the Series paid, in the aggregate, the following advisory and sub-advisory fees (after waivers), as a percentage of each Series’ average daily net assets:

Large Cap Quantitative Series	0.52%

Mid Cap Quantitative Series	0.51%

Small Cap Quantitative Series	0.43%

Large Cap Multi-Manager Series	0.74%

Mid Cap Multi-Manager Series	0.76%

Small Cap Multi-Manager Series	0.90%

International Multi-Manager Series	0.65%

Real Estate Series	0.83%

      Subject to its obligation to seek best execution, the investment adviser may direct the sub-advisers to place trades through designated brokers, which may include brokers affiliated with the investment adviser or a sub-adviser. Such directed brokerage transactions, placed with an affiliated broker-dealer, will be completed in accordance with the applicable regulatory requirements and the procedures adopted by the Board of Trustees.

PORTFOLIO MANAGEMENT

      The management of the funds is the responsibility of a group of RSMC investment professionals, which makes its investment decisions based, in part, upon asset allocation strategy models prepared by the Investment Strategy Team. The Investment Strategy Team is comprised of investment professionals at RSMC and its affiliates that meet regularly to formulate the asset allocation strategy models based upon various factors, including current market and economic conditions, for use by RSMC and its affiliates in their investment management activities.

Sub-Adviser— Quantitative Series

      Parametric Portfolio Associates, LLC. PPA, the sub-adviser to each of the Quantitative Series, is a registered investment adviser located at 1151 Fairview Avenue North, Seattle, Washington 98109. PPA is controlled by Eaton Vance Corp., which owns 80% of PPA’s stock equity. Since 1987, PPA has provided advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, trusts, and individuals. As of September 30, 2004, PPA had assets under management of approximately $8.04 billion.

      Thomas Seto is Vice President and Director of Portfolio Management of PPA. He is responsible for all portfolio management at PPA. Prior to joining PPA in 1998, Mr. Seto served as the Head of U.S. Equity Index Investments at Barclays Global Investors.

Sub-Advisers— Large Cap Multi-Manager Series

      Armstrong Shaw Associates Inc. ASA is a registered investment adviser founded in 1984, and located at 45 Grove Street, New Canaan, Connecticut. As of September 30, 2004, ASA had assets under management of approximately $6.5 billion. Jeffrey Shaw is the lead portfolio manager for the portion of the Series managed by ASA. He has been the Chairman and President of ASA since 1999 and 1989, respectively, and is a co-founder of the firm.

      Montag & Caldwell, Inc. M&C is a registered investment adviser founded in 1945, and located at 3455 Peachtree Road NE Suite 1200, Atlanta, Georgia 30326. M&C is a wholly — owned subsidiary of ABN AMRO Asset Management Holdings, Inc. As of September 30, 2004, M&C had assets under management of approximately $28.16 billion. An investment management team makes the investment decisions with respect to the portion of assets of the Large Cap Multi-Manager Series allocated to M&C.

      Ronald E. Canakaris, CIC, CFA, leads the investment management team that sub-advises a portion of the assets of the Large Cap Multi-Manager Series. Mr. Canakaris is President, Chief Executive Officer and Chief Investment Officer of M&C. He has been with the firm since 1972 and is responsible for developing the firm’s investment process. He has a B.S. and B.A. from the University of Florida.

      First Quadrant, L.P. First Quadrant is a registered investment adviser founded in 1988, and located at 800 East Colorado Boulevard, Suite 900, Pasadena, California 91101. Affiliated Managers Group, Inc.,

located at 600 Hale Street, Prides Crossing, MA 01965, indirectly owns a majority interest in First Quadrant. First Quadrant offers advice, investment management and related services to institutional and individual clients using various investment strategies including taxable and tax-exempt equity management, global tactical asset allocation, market neutral approaches and currency overlay. As of September 30, 2004, First Quadrant had assets and overlays under management of approximately $19.47 billion. With respect to the portion of the Large Cap Multi-Manager Series’ assets allocated to First Quadrant, Christopher G. Luck and R. Max Darnell are the lead portfolio managers.

      Mr. Luck is a Partner of First Quadrant and a Director of Equity Portfolio Management, positions he has held since March 1996, and previously was the Director of Equity Management of First Quandrant’s predecessor, First Quadrant Corporation, since September 1995. Mr. Darnell is a Partner and the Chief Investment Officer of, and a portfolio manager for, First Quadrant and has been with the firm since 1991.

Sub-Advisers— Mid Cap Multi-Manager Series

      Bennett Lawrence Management, LLC. BLM is a registered investment adviser founded in 1995, and located at 757 Third Avenue, New York, New York 10017. BLM provides advisory services to mutual funds, separately managed accounts, domestic and offshore funds and other pooled investments vehicles. As of September 30, 2004, BLM had assets under management of approximately $1.29 billion.

      Mr. Van Schreiber has been the Managing Member and Chief Portfolio Manager of BLM since 1995. Previously, Mr. Schreiber was a Managing Director and Senior Growth Portfolio Manager with Deutsche Morgan Grenfell/ C.J. Lawrence Inc. (“CJL”). He joined CJL in 1965 as a research analyst, became the Department Head of Institutional Marketing in 1968, and a Partner of the firm in 1969. Since 1976, Mr. Schreiber served as an Executive Vice President of the CJL, and a member of the Board of Directors until its acquisition by Morgan Grenfell. Mr. Schreiber received his M.B.A. in Finance from New York University and his undergraduate degree from Williams College.

      Eubel Brady and Suttman Asset Management, Inc. EBS is a registered investment adviser founded in 1993, and located at 7777 Washington Village Dr., Dayton, Ohio 45459. EBS provides advisory services to individual and institutional investors through separate accounts. As of September 30, 2004, EBS had assets under management of approximately $4.56 billion.

      Robert J. Suttman, II, CFA, is the President and a principal of EBS. He is also a Senior Institutional Portfolio Manager and a member of the Investment Policy Committee.

      Equity Investment Corporation. EIC is a registered investment adviser founded in 1986, and located at 3007 Piedmont Road, Atlanta, Georgia 30305. The firm has manages equity portfolios for institutions and individuals. As of September 30, 2004, EIC had assets under management of approximately $333.8 million.

      James F. Barksdale is President of EIC and is the portfolio manager for EIC’s mid cap portfolios/accounts. Mr. Barksdale received a B.S. degree from the College of William and Mary and a Masters of Business Administration from the Wharton School of Finance, University of Pennsylvania. He began his career in the finance department of IC Industries where he was involved with investments, acquisitions, and planning. After overseas assignments, he returned to New York City to take a position at Merrill, Lynch,

Pierce, Fenner & Smith in asset allocation. He then served as a portfolio manager for Management Asset Corporation, an institutional Graham-Dodd investment firm in Connecticut before returning to Atlanta in 1986 to form Equity Investment Corporation.

Sub-Advisers— Small Cap Multi-Manager Series

      Batterymarch Financial Management, Inc. BFM is a registered investment adviser founded in 1969, and located at 200 Clarendon Street, Boston, Massachusetts, 02116. BFM provides asset management services to corporations, pension plans, mutual funds and trusts. As of September 30, 2004, BFM had assets under management of approximately $11.6 billion.

      William L. Elcock is Chief Executive Officer and Senior Portfolio Manager of BFM. He manages the firm’s business operations, with overall responsibility for all major investment management decisions, and spends a significant portion of his time directing BFM’s US investment strategies. Mr. Elcock joined BFM in 1984, serving as an assistant portfolio manager and then a research analyst before becoming a portfolio manager. In 2001, he assumed additional senior management responsibilities as Deputy Chief Executive Officer. Mr. Elcock was named Chief Executive Officer in 2002.

      Mr. Elcock leads the BFM investment team that sub-advises the Small Cap Multi-Manager Series.

      Systematic Financial Management, L.P. SFM is a registered investment adviser founded in 1982, and located at 300 Frank W. Burr Boulevard, 7th Floor, Glenpointe East, Teaneck, New Jersey, 07666. SFM is jointly owned by Affiliated Managers Group, a holding company, and employees of the firm. SFM provides asset management services to corporations, foundations, endowments, high net worth individuals and insurance companies. As of September 30, 2004, SFM had assets under management of approximately $6.3 billion.

      Ken Burgess, CFA is a Partner of SFM and serves as lead portfolio manager. He began his investment career with SFM in 1993.

Sub-Advisers— International Multi-Manager Series

      Goldman Sachs Asset Management, L.P. GSAM, a wholly-owned subsidiary of The Goldman Sachs Group, Inc, is located at 32 Old Slip, New York, New York 10005. GSAM is part of the Investment Management Division (IMD) and an affiliate of Goldman, Sachs & Co. (Goldman Sachs). Prior to the end of April 2003, Goldman Sachs Asset Management, a business unit of Goldman Sachs, served as the Sub-Adviser. On or about April 26, 2003, GSAM assumed Goldman Sachs’ sub-advisory responsibility. As of June 30, 2004, GSAM along with other units of IMD had assets under management of approximately $375.9 billion.

      GSAM’s Quantitative Equity Team is led by Robert Jones. Mr. Jones’ team is divided into four areas: research, portfolio management, product management and information technology. There are eight dedicated portfolio managers working with Mr. Jones; in managing various portfolios, the Quantitative Equity Team employs several different investment strategies, one of which is the Structured International strategy, overseen by Mr. Ioffe.

      Robert Jones, CFA, is a Managing Director of GSAM’s Quantitative Equity Group in New York and Senior Portfolio Manager. Mr. Jones joined GSAM as a portfolio manager in 1989. He received a B.A. from Brown University in 1978 and a M.B.A. from the University of Michigan in 1980.

      Len Ioffe, CFA, is a Vice President and Senior Portfolio Manager. Mr. Ioffe joined GSAM in 1995 and became a portfolio manager in 1996. He received an M.S. in Computer Science from St. Petersburg Polytechnical University in Russia and a M.B.A. from the New York University’s Stern School of Business.

      Julius Baer Investment Management Inc. JBIM, located at 330 Madison Avenue, New York, NY 10017, is a registered investment adviser and a wholly-owned subsidiary of Julius Baer Securities Inc. (“JBS”). JBS, located at the same address, is a wholly owned subsidiary of Julius Baer Holding Ltd. of Zurich, Switzerland. As of September 30, 2004, JBIM had assets under management of approximately $18.7 billion. Richard C. Pell and Rudolph Riad Younes are members of JBIM’s portfolio management team that are responsible for the management of the International Multi-Manager Series.

      Rudolph Riad Younes, CFA is a Senior Vice President and the Head of International Equities of JBIM. Mr. Younes joined the Julius Baer Group in 1993 and specializes in international equity and emerging market investments. Mr. Younes is also responsible for managing the international equity component of all balanced investment strategies of JBIM. Prior to joining the Julius Baer Group, Mr. Younes was an Associate Director at Swiss Bank Corp. Mr. Younes is a Chartered Financial Analyst and received an M.B.A. in Management from Yale University and an M.S. in Electrical Engineering from Columbia University. Mr. Younes is fluent in Arabic, English and French and has a working knowledge of German.

      Richard C. Pell is a Senior Vice President and the Chief Investment Officer of JBIM. Mr. Pell joined the Julius Baer Group as Chief Investment Officer in 1995. His investment team is responsible for global and international equity, as well as global balanced management. Prior to joining the Julius Baer Group, Mr. Pell worked for Bankers Trust Company from 1990-1995. While he was with Bankers Trust Company, Mr. Pell focused on global fixed income and global balanced portfolio management. From 1988 to 1990, Mr. Pell was with Mitchell Hutchins Institutional Investors and was the head of its corporate bonds and mortgage backed securities. From 1983 to 1988, Mr. Pell was with Bank of Tokyo Trust Company and was responsible for its US balanced and fixed income management. Mr. Pell holds a B.A. in History from the University of California, Berkeley, and an M.B.A. in Finance from New York University.

Sub-Advisers— Real Estate Series

      AEW Management and Advisors, L.P. AEW, an affiliate of AEW Capital Management, L.P., is a registered investment adviser. Together with its affiliates, AEW managed approximately $18.3 billion of client capital as of September 30, 2004. AEW is a subsidiary of (and therefore may be deemed to be controlled by) CDC IXIS Asset Management North America, L.P., which, through subsidiaries and affiliates in the U.S., Europe and Asia, manages more than $400 billion in assets for institutions and individuals as of September 30, 2004. AEW is located at Two Seaport Lane, World Trade Center East, Boston, Massachusetts 02210, is a

registered investment adviser. A team of professionals at AEW, working with RSMC, is primarily responsible for overseeing the day-to-day operations of the Series.

      That team is led by Matthew A. Troxell, who serves as Portfolio Manager for the Series. Mr. Troxell joined AEW in 1994 as a Vice President and became a Principal of the firm in 1997. Mr. Troxell has over 20 years of securities and portfolio management experience. Prior to joining AEW, he was a Vice President and Assistant to the President of Landmark Land Company and a Securities Analyst at A.G. Becker Paribas. Mr. Troxell is a Chartered Financial Analyst.

      Real Estate Management Services Group LLC. REMS, located at 1100 Fifth Avenue South, Suite 301, Naples, Florida 34102, was organized in May 2002. Prior to its formation as an independent adviser REMS operated as a division of Beach Investment Counsel (“BIC”) from May 2000 to May 2002. All assets, accounts and personnel of the REMS division of BIC transferred to the REMS. REMS is a registered investment adviser specializing in REIT portfolio management. As of September 30, 2004, the REMS Group had approximately $494 million in assets under management.

      Edward W. Turville, CFA is the Managing Director of REMS and has been with REMS since 2000. From 1992 to 2000, Mr. Turville was a Senior Vice President and shareholder of Dalton, Greiner, Hartman, Maher & Co. and managed real estate and REIT investments for the firm. He has conducted research related to publicly traded real estate securities since 1970, served as a director of a publicly traded real estate firm and provided consulting services to private real estate partnerships.

      John E. Webster, II, as Director of REIT Research, is responsible for real estate research and valuation analysis for real estate securities investments at REMS. Mr. Webster has been with REMS since 2000. Mr. Webster was an analyst for The Parthenon Group, Inc., from 1995 to the 2000. From 1988 to 1994, he was a loan officer and asset manager in the real estate group for the Bank of Nova Scotia, where he was responsible for an institutional portfolio of office, retail, hotel, and condominium assets. Mr. Webster also has direct real estate experience in both industrial and office development and leasing.

CAP FUNDS’ UNDERLYING SERIES EXPENSES

      The Cap Funds do not pay any sales load, Rule 12b-1 distribution fee or shareholder service fee in connection with their investments in shares of the Quantitative and Multi-Manager Series. However, the Cap Funds indirectly pay their pro rata share of the expenses incurred by the Series in which a Cap Fund invests, after any fee waivers or expense reimbursements. These expenses are set forth in the table below.

	Large Cap	Large Cap	Mid Cap	Mid Cap	Small Cap	Small Cap
	Quantitative	Multi-Manager	Quantitative	Multi-Manager	Quantitative	Multi-Manager

Management fees	0.64% [1]	0.94% [2]	0.65% [1]	0.92% [3]	0.64% [1]	1.15% [4]

Other expenses	0.41%	0.30%	0.71%	0.36%	0.62%	0.43%

Total Annual Operating Expenses[5]	1.05%	1.24%	1.36%	1.28%	1.26%	1.58%

Fees Waived and Expenses Reimbursed	(0.12)%	(0.20)%	(0.14)%	(0.16)%	(0.22)%	(0.23)%

Net Annual Operating Expenses[5]	0.93%	1.04%	1.22%	1.12%	1.04%	1.35%

[1]	The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and a sub-advisory fee of 0.25% of annual average net assets payable to PPA.

[2]	The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.50%, 0.65% and 0.50%, of annual average net assets payable to ASA, M&C and First Quadrant, respectively.

[3]	The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.55%, 0.50% and 0.50%, of annual average net assets payable to BLM, EBS and EIC, respectively.

[4]	The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.70% and 0.80%, of annual average net assets payable to BFM and SFM, respectively.

[5]	RSMC has contractually agreed to waive a portion of certain Series’ advisory fee or reimburse expenses to the extent that (i) the combined total annual operating expenses of the Large Cap Quantitative Series and Large Cap Multi-Manager Series would otherwise exceed 1.00% flowing through to the Large Cap Fund, (ii) the combined total annual operating expenses of the Mid Cap Quantitative Series and Mid Cap Multi-Manager Series would otherwise exceed 1.15% flowing through to the Mid Cap Fund, and (iii) the combined total annual operating expenses of the Small Cap Quantitative Series and Small Cap Multi-Manager Series would otherwise exceed 1.25% flowing through to the Small Cap Fund. The amounts shown for waivers and/or reimbursements are based on a proportional allocation to each Underlying Series. RSMC, however, with the approval of the Board of Trustees, may use some other method for allocating the expense reduction to the Series so long as a Fund and RSMC are the only investors in a Quantitative or Multi-Manager Series and the combined total annual operating expenses of the Large Cap Quantitative Series and the Large Cap Multi-Manager Series, of the Mid Cap Quantitative Series and the Mid Cap Multi-Manager Series, and of the Small Cap Quantitative Series and the Small Cap Multi-Manager Series, in proportion to their assets do not exceed 1.00%, 1.15% and 1.25%, respectively. This expense reduction agreement will remain in place until July 1, 2006 unless the Board of Trustees approves its earlier termination.

SERVICE PROVIDERS

      The chart below provides information on the primary service providers.

SHAREHOLDER INFORMATION

PRICING OF SHARES

      The Series value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by a Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC, Inc. (“PFPC”) determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

      PFPC determines the net asset value (“NAV”) per share of each fund as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m. Eastern time), on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in a fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by the transfer agent. Shares will only be priced on business days.

PURCHASE OF SHARES

      Shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares is $1,000. Additional investments in a fund may be made in any amount. You may purchase shares as specified below.

      You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the WT Funds’ distributor (“Service Organization”), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment. If you wish to purchase shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

      By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Funds, indicating the name and class of a fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your account number. When you make purchases by check, a fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:

Wilmington Strategic Allocation Funds	Wilmington Strategic Allocation Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

      By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

      Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.

      Any purchase order may be rejected if a fund determines that accepting the order would not be in its or its shareholders best interest.

      It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

      For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

      You may sell your shares on any business day. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day if received after 4:00 p.m. Eastern time or on a non-business day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The fund’s name and your account number should accompany any redemption requests.

      Redemption Fees: A redemption fee of 1.00% of the total redemption amount (calculated at market value) will be imposed if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios (a list of which is shown under the heading “EXCHANGE OF SHARES” below). This fee is paid directly to the respective fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See “EXCHANGE OF SHARES” for additional information regarding the exchange of shares of a Wilmington Portfolio.

      Market Timing: The funds are not designed to accommodate market timing or repetitive trading. “Market timing” is defined as effecting frequent trades into or out of a fund in an effort to anticipate or time price movements. A fund may restrict or refuse purchase or exchange orders by market timers or by those persons a fund or the Distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a fund. There is no guarantee that the funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

      By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the fund name, your account number, your printed name and your signature and should be mailed with your signature guarantee to:

Regular mail:	Overnight mail:

Wilmington Strategic Allocation Funds	Wilmington Strategic Allocation Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

      By Telephone: If you prefer to redeem your shares by telephone you may elect to do so, however there are risks. The funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine in order to mitigate the risk of fraudulent acts. If such safeguards and procedures are followed, you will bear the risk of any losses.

      Additional Information Regarding Redemptions: Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount exceeds $1,000. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds shares.

      If shares to be redeemed represent a recent investment made by check, the funds reserve the right to withhold the redemption proceeds until they believe that the check has been collected (which could take up to 10 days).

      Small Accounts: If the value of your investment in a fund falls below $500, you may be asked to increase your balance. If the account value is still below $500 after 60 days, your account may be closed and your proceeds sent to you. Your account will not be closed if it falls below $500 solely as a result of a reduction in your account’s market value.

      For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

      You may exchange all or a portion of your shares in a fund for Institutional Shares of the following funds (“Wilmington Portfolios”):

Wilmington Large Cap Strategic Allocation Fund

Wilmington Mid Cap Strategic Allocation Fund

Wilmington Small Cap Strategic Allocation Fund

Wilmington Premier Money Market Portfolio

Wilmington Short/ Intermediate Bond Portfolio

Wilmington Short-Term Income Portfolio

Wilmington Broad Market Bond Portfolio

Wilmington Municipal Bond Portfolio

Wilmington Real Estate Strategic Allocation Fund

Wilmington International Strategic Allocation Fund

Wilmington Large Cap Core Portfolio

Wilmington Small Cap Core Portfolio

      Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

      Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $500.

      Fees on Exchanges: If held for more than 60 days, there is no fee when shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “REDEMPTION OF SHARES” for additional information regarding redemptions and this fee.

      To obtain prospectuses of the other Wilmington Portfolios, call (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Portfolios may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

      Distributions from the net investment income, if any, of a fund, except for the International Fund are declared and paid quarterly to you. Distributions from net investment income, if any, of the International Fund are declared and paid annually. Any net capital gain realized by a fund will be distributed annually.

      Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

      As long as a fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While a fund may invest in securities that earn interest exempt from Federal income tax, the funds invest primarily in taxable securities. Distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional shares, are generally taxable to you as ordinary income. You will be notified following the end of the calendar year of the amount of dividends and other distributions paid that year.

      Distributions of a net capital gain, if any, whether received in cash or reinvested in additional shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

      It is a taxable event for you if you sell or exchange shares of any fund. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

      State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

      This section is only a summary of some important income tax considerations that may affect your investment in a fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS

       Professional Funds Distributor, LLC (“Distributor”) manages the funds’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

MASTER/ FEEDER STRUCTURE

      Other institutional investors, including other mutual funds, may invest in the Series. This structure enables various institutional investors, including the funds, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. Each shareholder of a Series, including the funds, will pay its proportionate share of the Series’ expenses.

      For reasons relating to costs or a change in investment goal, among others, a fund could invest in another Series or decide to manage its assets itself. No fund is currently contemplating such a move.

SHARE CLASSES

      The Cap Funds issue Institutional, Investor and Service Shares, and the International and Real Estate Funds issue Institutional and Investor Shares. Each class of shares bears a pro rata portion of a fund’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares. Service Shares are offered to investors who use a financial intermediary to process transactions and are subject to a shareholder service fee.

GLOSSARY

“CAP” or MARKET CAPITALIZATION:

Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company’s common stock.

FUNDAMENTAL POLICY:

An investment policy that may not be changed or deviated from without shareholder approval.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

GROWTH STOCKS:

Growth stocks are the common stocks of growth-oriented companies, which are companies with growth earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in funds that invest in growth-oriented companies tend to receive most of their return in the form of capital appreciation.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INTERNATIONAL FUNDS:

International funds invest in securities traded in markets of at least three different countries outside of the United States. An investor in an international fund can avoid the hassles of investing directly in foreign securities and let that fund’s investment adviser handle the foreign laws, trading practices, customs and time zones of the foreign countries.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR “NAV”:

NAV =	Assets - Liabilities ____________________ Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

REITs:

A REIT (real estate investment trust) is a company that pools investors’ funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.

TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund’s portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

VALUE STOCKS:

Value stocks are the common stocks of companies that are considered by the investment adviser to be undervalued relative to their underlying profitability, or rather their stock price does not reflect the value of the company.

FOR MORE INFORMATION

       FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

      Annual/ Semi-Annual Reports: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the funds’ performance for the most recently completed fiscal year or half-year.

      Statement of Additional Information: The SAI provides additional technical and legal descriptions of the funds’ policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

      Copies of these documents and answers to questions about the funds may be obtained free of charge by contacting:

WT Mutual Fund c/o PFPC Inc. 760 Moore Road King of Prussia, PA 19406 (800) 336-9970 9:00 a.m. to 5:00 p.m. Eastern time

      Information about the funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the funds may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

      FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

The investment company registration number for WT Mutual Fund is 811-08648.

WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND
WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND
WILMINGTON INTERNATIONAL STRATEGIC ALLOCATION FUND*
WILMINGTON REAL ESTATE STRATEGIC ALLOCATION FUND**

of WT Mutual Fund
Investor Shares

PROSPECTUS DATED NOVEMBER 1, 2004

     This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that these funds:

•	are not bank deposits

•	are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

•	are not federally insured

•	are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency

•	are not guaranteed to achieve their goal(s)

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

*  Formerly, the Wilmington International Multi-Manager Portfolio.

**  Formerly, the Wilmington Real Estate Portfolio.

FUND DESCRIPTIONS — A look at the objectives, strategies, risks, fees and expenses of the Funds
Summary
Wilmington Large Cap, Mid Cap and Small Cap Strategic Allocation Funds
Wilmington International Strategic Allocation Fund and
Wilmington Real Estate Strategic Allocation Fund
Performance Information
Fees and Expenses
Expense Example
ADDITIONAL INVESTMENT INFORMATION
Investment Objectives
Primary Investment Strategies
The Underlying Series of the Large Cap, Mid Cap and Small Cap Strategic Allocation Funds
Additional Risk Information
MANAGEMENT OF THE FUND
SERVICE PROVIDERS
SHAREHOLDER INFORMATION
Pricing of Shares
Purchase of Shares
Redemption of Shares
Exchange of Shares
Distributions
Taxes
DISTRIBUTION ARRANGEMENTS
Rule 12b-1 Fees
Master/Feeder Structure
Share Classes
GLOSSARY
FOR MORE INFORMATION

For information about key terms and concepts, please refer to the “Glossary.”

i

FUND DESCRIPTIONS

SUMMARY

Wilmington Large Cap Strategic Allocation Fund
Wilmington Mid Cap Strategic Allocation Fund
Wilmington Small Cap Strategic Allocation Fund

Investment Objective	The investment objective of each of the Wilmington Large Cap Strategic Allocation Fund (the “Large Cap Fund”), the Wilmington Mid Cap Strategic Allocation Fund (the “Mid Cap Fund”), and the Wilmington Small Cap Strategic Allocation Fund (the “Small Cap Fund”), (each a “Cap Fund” and collectively, the “Cap Funds”) is to achieve long-term capital appreciation.

Investment Focus	Equity or equity-related securities

Share Price Volatility	High

Principal Investment Strategies	The Cap Funds do not buy investment securities directly. Instead, each Cap Fund pursues its investment objective by investing in other affiliated mutual funds of WT Investment Trust I (“Series”). Each Cap Fund invests its assets in the Series in accordance with weightings determined by the investment adviser.

• The Wilmington Large Cap Strategic Allocation Fund invests at least 80% of its assets in shares of two or more Series, which invest primarily in equity securities of large cap companies, in order to give the Large Cap Fund broad exposure to large companies in the U.S. equity markets. Currently, the Large Cap Fund invests in shares of the Large Cap Quantitative Series and the Large Cap Multi-Manager Series; however, at any time, the Large Cap Fund’s investment adviser, Rodney Square Management Corporation (“RSMC”), may substitute, add or subtract Series in which the Large Cap Fund invests.

• The Wilmington Mid Cap Strategic Allocation Fund invests at least 80% of its assets in shares of two or more Series, which invest primarily in equity securities of mid cap companies, in order to give the Mid Cap Fund broad exposure to medium-sized companies in the U.S. equity markets. Currently, the Mid Cap Fund invests in shares of the Mid Cap Quantitative Series and the Mid Cap Multi-Manager Series; however, at any time, the Mid Cap Fund’s investment adviser, RSMC, may substitute, add or subtract Series in which the Mid Cap Fund invests.

• The Wilmington Small Cap Strategic Allocation Fund invests at least 80% of its assets in shares of two or more Series, which invest primarily in equity securities of small cap companies, in order to give the Small Cap Fund broad exposure to small companies in the U.S. equity markets. Currently, the Small Cap Fund invests in shares of the Small Cap Quantitative Series and the Small Cap Multi-Manager Series; however, at any time, the Small Cap Fund’s investment adviser, RSMC, may substitute, add or subtract Series in which the Small Cap Fund invests.

In deciding how to allocate a Cap Fund’s assets among Series, the investment adviser considers its outlook for the U.S. economy and financial markets, and the relative market valuations and volatility of the Series. Each Cap Fund normally invests 0% to 60% of its assets in a Quantitative Series and 40% to 100% of its assets in a Multi-Manager Series. The investment adviser reserves the right to adjust the percentages invested in a Series.

Principal Risks	•	The Cap Funds are subject to the risks summarized below and further described under the heading “Additional Risk Information” in this prospectus.

	•	A principal risk of investing in a Cap Fund is that the investment adviser’s techniques for allocation among two or more Series and selection of Series will not produce the desired results, and therefore a Cap Fund may not achieve its investment objective.

	•	The value of your investment in a Cap Fund is directly related to the investment performance of the Series in which it invests. Therefore, the principal risks of investing in a Cap Fund are closely related to the principal risks associated with the underlying Series and their investments. Because a Cap Fund’s allocation of assets among two or more Series will vary, your investment may be subject to any and all of these risks at different times and to different degrees.

	•	An investment in a Cap Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

	•	It is possible to lose money by investing in a Cap Fund. There is no guarantee that the stock market or the securities in which the Series invest will increase in value.

	•	A Cap Fund’s share price will fluctuate in response to changes in the market value of the Series’ investments. Market value changes result from business or economic developments affecting an issuer as well as general market and economic conditions.

	•	Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.

	•	A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

	•	Because each Multi-Manager Series employs a multi-manager approach, the interplay of the various strategies employed by the investment adviser and sub-advisers may result in a Series holding large positions in certain types of securities, industries or sectors, which may have a negative effect on performance.

	•	Each Series may use equity derivatives to pursue its investment objective. The use of derivatives may expose a Series to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Series to experience higher losses than a fund that does not use derivatives.

	•	Small and mid cap companies may be more vulnerable than large cap companies to adverse business or economic developments, and their securities may be less liquid and more volatile.

	•	The performance of each Series and, therefore, each Cap Fund, will depend on whether or not the investment adviser or sub-adviser is successful in pursuing an investment strategy.

Investor Profile	For investors seeking long-term growth of capital consistent with the volatility of the equity markets.

SUMMARY

Wilmington International Strategic Allocation Fund
Wilmington Real Estate Strategic Allocation Fund

Investment Objective	•	The investment objective of the Wilmington International Strategic Allocation Fund (the “International Fund”) is to achieve superior long-term capital appreciation.

	•	The investment objective of Wilmington Real Estate Strategic Allocation Fund (the “Real Estate Fund” and together with the International Fund, the “Funds” and individually, each a “Fund”) is to achieve long-term growth of capital and high current income through investments in companies in the real estate industry.

Investment Focus	Equity or equity-related securities

Share Price Volatility	High

Principal Investment Strategy	Each Fund operates as a “feeder fund” which means that a Fund does not buy investment securities directly. Instead, each Fund invests in a corresponding “master fund,” which in turn purchases investment securities. Each Fund invests all of its assets in a master fund, which is a separate series of WT Investment Trust I (“Series”). Each Fund and its corresponding Series have the same investment objective, policies and limitations.

	•	The Wilmington International Strategic Allocation Fund invests all of its assets in the International Multi-Manager Series, which invests at least 85% of its assets in a diversified portfolio of equity (or related) securities of foreign issuers. The Series’ investment adviser allocates the Series’ assets among sub-advisers, or invests directly in exchange-traded funds. The sub-advisers may select stocks to be purchased or sold by the Series based upon fundamental research, country and trend analysis and whether the stocks are undervalued or have above average growth potential.

	•	The Wilmington Real Estate Strategic Allocation Fund invests all of its assets in the Real Estate Series, which under normal market conditions invests at least 80% of its net assets in securities of real estate and real estate-related companies. The Series’ investment adviser allocates the Series’ assets among sub-advisers, or invests directly in exchange-traded funds. The Series will invest in real estate companies, such as equity real estate investment trusts (REITs) which own property, and mortgage REITs, which make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry.

	•	Each Series employs a multi-manager approach. RSMC serves as each Series’ investment adviser. RSMC has delegated the responsibility of securities selection and portfolio management of the International Multi-Manager Series to Goldman Sachs Asset Management, L.P. and Julius Baer Investment Management Inc. and securities selection and portfolio management of the Real Estate Series to AEW Management and Advisors L.P. and Real Estate

Management Services Group LLC.

Principal Risks	Each Fund is subject to the risks summarized below and further described under the heading “ADDITIONAL RISK INFORMATION” in this prospectus.

	•	An investment in a Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

	•	It is possible to lose money by investing in a Fund. There is no guarantee that the stock market or the stocks that a Series buys will increase in value.

	•	A Fund’s share price will fluctuate in response to changes in the market value of the Series’ investments. Market value changes result from business or economic developments affecting an issuer as well as general market and economic conditions.

	•	The International Multi-Manager Series is subject to foreign security risk because its investments in foreign (i.e. non-U.S.) markets are subject to foreign security risk as well as the risk of losses caused by changes in foreign currency exchanges rates.

	•	Because the Real Estate Series concentrates its investments in companies related to the real estate industry, the value of the Real Estate Fund’s shares may fluctuate more frequently than the value of shares of a fund that invests in a broader range of securities.

	•	Each Series may use derivatives to pursue its investment objective. The use of derivatives may expose a Series to additional risks to which it would not be subject if it invested directly in the securities underlying those derivatives. These risks may cause a Series to experience higher losses than a fund that does not use derivatives.

	•	The performance of each Series and each Fund will depend on whether or not the investment adviser or sub-advisers are successful in pursuing its investment strategies.

	•	Because each of the International Multi-Manager Series and the Real Estate Series employs a multi-manager approach, the interplay of the various strategies employed by the investment adviser and sub-advisers may result in a Series indirectly holding large positions in certain types of securities, industries or sectors, which may have a negative affect on performance.

Investor Profile	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

PERFORMANCE INFORMATION

Wilmington Large Cap Strategic Allocation Fund
Wilmington Mid Cap Strategic Allocation Fund
Wilmington Small Cap Strategic Allocation Fund
Wilmington Real Estate Strategic Allocation Fund

     The Wilmington Large Cap Strategic Allocation Fund, the Wilmington Mid Cap Strategic Allocation Fund, the Wilmington Small Cap Strategic Allocation Fund and the Wilmington Real Estate Strategic Allocation Fund were first offered on July 1, 2003, and therefore do not have a full calendar year of performance.

Wilmington International Strategic Allocation Fund

     As of the date of this prospectus, Investor Shares of the International Fund had not commenced operations. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from calendar year to calendar year and by showing how the Fund’s Institutional Shares average annual total returns for one year, five years and ten years, before and after taxes, compare with those of the MSCI EAFE Index, which is a broad measure of market performance. The performance shown in the bar chart and performance table are for Institutional Shares of the Fund, which are not offered in this prospectus. However, Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Investor Shares do not have the same expenses. Specifically, Investor Shares are subject to a distribution fee of 0.25% of average daily net assets of Investor Shares. Had such fees been deducted, the returns would be less. This performance includes the performance of the Fund’s predecessor, the International Stock Fund, a collective investment fund. The International Stock Fund’s performance has been included for periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Fund (i.e. adjusted to reflect expenses, absent investment advisory fee waivers). The International Stock Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the International Stock Fund had been registered under the 1940 Act, its performance may have been different. Total return of the Fund would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Annual Total Returns for the Past 10 Calendar Years

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 4.35%

Best Quarter 30.08% (December 31, 1999)	Worst Quarter -19.24% (September 30, 2002)

Institutional Shares			Since
Average Annual Total Returns as of December 31, 2003	1 Year	5 Years	June 29, 1998	10 Years[1]
International Fund Return Before Taxes	33.95%	(0.83)%	(0.88)%	2.61%[2]
Return After Taxes on Distributions[3]	33.74%	(2.24)%	(2.20)%	N/A
Return After Taxes on Distributions and Sale of Shares[3]	22.06%	(1.18)%	(1.18)%	N/A
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)[4]	38.59%	(0.05)%	0.58%	4.47%

1 For periods prior to June 29, 1998, the Fund predecessor, the International Stock Fund, operated as a collective investment fund. As a collective investment fund, the International Stock Fund was treated differently than the Fund for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.

2 This performance information reflects the performance of the Fund and its predecessor, the International Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund.

3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

4 The MSCI EAFE Index or the Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged index comprised of stocks of approximately 1,000 companies listed on major stock exchanges in Europe, Australasia and the Far East.

FEES AND EXPENSES

The table below shows the fees and expenses that you may pay if you buy and hold Investor Shares of a Cap Fund or a Fund. The expenses are shown as a percentage of its net assets.

Shareholder Fees (fees paid directly from your investment)	Investor Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee(a)	1.00%
Exchange fee(a)	1.00%

(a)	Investor Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See “REDEMPTION OF SHARES” and “EXCHANGE OF SHARES” elsewhere in this prospectus for additional information.

Annual Operating Expenses (expenses that are deducted from fund assets)1

				Wilmington
	Wilmington Large	Wilmington Mid Cap	Wilmington Small	International	Wilmington Real
	Cap Strategic	Strategic	Cap Strategic	Strategic	Estate Strategic
Investor Shares	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund
Management fees[2]	None[3]	None[4]	None[5]	0.65%[6]	0.90%[8]
Distribution (12b-1) fees	0.75%	0.75%	0.75%	0.25%	0.25%
Other expenses	0.36%	0.59%	0.44%	0.43%	0.88%
Underlying Series’ expenses[8]	1.17%	1.30%	1.48%	n/a	n/a
Total annual operating expenses[9]	2.28%	2.64%	2.67%	1.33%[10]	2.03%
Waivers/Reimbursements	(0.53)%[10]	(0.74)%[10]	(0.67)%[10]		(0.22)%[10]
Net expenses[9]	1.75%[10]	1.90%[10]	2.00%[10]		1.81%[10]

[1]	The table above and the Example below each reflect the aggregate annual operating expenses of a fund and its underlying or corresponding Series.

[2]	RSMC as investment adviser to the Cap Funds does not receive an advisory fee for its services to such funds.

[3]	RSMC, as investment adviser to the Series in which the Large Cap Fund invests, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Armstrong Shaw Associates, Inc., Montag & Caldwell, Inc. and First Quadrant, L.P., each a sub-adviser to the Large Cap Fund’s underlying Series, receives sub-advisory fees, before any waivers, of up to 0.25%, 0.50%, 0.65% and 0.50%, respectively.

[4]	RSMC, as investment adviser to the Series in which the Mid Cap Fund invests, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Bennett Lawrence Management, LLC, Eubel Brady and Suttman Asset Management, Inc. and Equity Investment Corporation, each a sub-adviser to the Mid Cap Fund’s underlying Series, receives sub-advisory fees, before any waivers, of up to 0.25%, 0.55%, 0.50% and 0.50%, respectively.

[5]	RSMC, as investment adviser to the Series in which the Small Cap Fund invests, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Batterymarch Financial Management, Inc. and Systematic Financial Management, L.P., each a sub-adviser to the Small Cap Fund’s underlying Series, receives sub-advisory fees, before any waivers, of up to 0.25%, 0.70% and 0.80%, respectively.

[6]	International management fees reflect a 0.15% advisory fee payable to RSMC and a 0.50% sub-advisory fee payable to each of Goldman Sachs Asset Management L.P. and Julius Baer Investment Management, Inc. The sub-advisory fee is paid to each sub-adviser only on the portion of the International Fund’s assets the respective sub-adviser manages. The Series is responsible for paying the advisory fee to RSMC and the sub-advisory fee to the sub-advisers.

[7]	Management fees reflect a 0.35% advisory fee payable to RSMC and sub-advisory fees of up to 0.55% payable to each of AEW Management and Advisors, L.P. and Real Estate Management Services Group, LLC. The sub-advisory fee is paid to each sub-adviser only on the portion of the Real Estate Fund’s assets the respective sub-adviser manages. The Series is responsible for paying the advisory fee to RSMC and the sub-advisory fee to the sub-advisers.

[8]	For a listing of the expenses, waivers and/or reimbursements associated with each Underlying Series, please see “MANAGEMENT OF THE FUND — UNDERLYING SERIES EXPENSES.” Series’ expenses flowing through to a Cap Fund are expected to vary with changes in the allocation of a Cap Fund’s assets, and may be lower than those shown above.

[9]	For Investor Shares, RSMC has contractually agreed to reimburse other expenses to the extent such other expenses together with the underlying Series’ expenses exceed 1.75%, 1.90%, 2.00% and 2.00% for the Large Cap Fund, the Mid Cap Fund, the Small Cap Fund and the Real Estate Fund, respectively. This undertaking will remain in place until July 1, 2006 for the Cap Funds and until January 1, 2006 for the Real Estate Fund, unless the Board of Trustees approves its earlier termination.

[10]	The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with each Fund where a Class’ average daily net assets is below $75 million through September 2007. As a percentage of average net assets, these fees equaled 0.05%, 0.14%, 0.08%, and 0.15% for the Large Cap Fund, the Mid Cap Fund, the Small Cap Fund, and the Real Estate Fund, respectively, for the fiscal year ended June 30, 2004.

EXAMPLE

     This example is intended to help you compare the cost of investing in Investor Shares of a fund with the cost of investing in other mutual funds. The below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	a fund’s total operating expenses (reflecting contractual waivers or reimbursements through July 1, 2006) were charged and remained the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Investor Shares	1 Year	3 Years	5 Years	10 Years
Wilmington Large Cap Strategic Allocation Fund	$178	$651	$1,162	$2,566
Wilmington Mid Cap Strategic Allocation Fund	$193	$721	$1,307	$2,896
Wilmington Small Cap Strategic Allocation Fund	$203	$749	$1,340	$2,940
Wilmington International Strategic Allocation Fund	$135	$421	$729	$1,601
Wilmington Real Estate Strategic Allocation Fund	$184	$569	$1,029	$2,302

     The above example is for comparison purposes only and is not a representation of a fund’s actual expenses and returns, either past or future of the Investor Shares of a fund.

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT OBJECTIVES

     The investment objective of each of the Wilmington Large Cap Strategic Allocation Fund, the Wilmington Mid Cap Strategic Allocation Fund and the Wilmington Small Cap Strategic Allocation Fund is to achieve long-term capital appreciation. A Cap Fund’s investment objective may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

     The Wilmington International Strategic Allocation Fund seeks superior long-term capital appreciation.1 The Wilmington Real Estate Strategic Allocation Fund seeks long-term growth of capital and high current income. The investment objective for each Fund may not be changed without shareholder approval.

     There is no guarantee that a fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND
WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND
(the “Cap Funds”)

     The Cap Funds seek to achieve their investment objective by investing at least 80% of their assets in a Quantitative Series and a Multi-Manager Series of WT Investment Trust I that invest in securities with the same investment strategy with respect to market capitalization as a Cap Fund (i.e., the Large Cap Cap Fund allocates its assets to the Large Cap Quantitative Series and the Large Cap Multi-Manager Series, each of which invest primarily in large cap companies). The Cap Funds normally invest all of their assets in shares of two or more Series and do not invest directly in stocks of other issuers.

     RSMC, each Cap Fund’s investment adviser, selects the Series in which a Cap Fund invests. The investment adviser determines how a Cap Fund allocates and reallocates its assets between or among Series.

     RSMC does not allocate a Cap Fund’s assets according to a predetermined percentage or blend of underlying Series; instead, the investment adviser regularly determines the appropriate blend for a Cap Fund by allocating between or among the Series. When making these decisions, RSMC considers various quantitative and qualitative data relating to the U.S. economy and securities markets. These data may include: projected growth trends in the U.S. economy, forecasts for interest rates and the relationship between short- and long-term interest rates (commonly referred to as the “yield curve”), current and projected trends in inflation, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing trends and the cost of capital, political trends, data relating to trade balances and labor information. RSMC may also consider proprietary research provided by the sub-advisers of the Series. RSMC has the flexibility to reallocate a Cap Fund’s assets in varying percentages among Series based on its ongoing analyses of the

     1 For purposes of this investment objective, “superior” long-term growth of capital means to exceed the long-term growth of capital from an investment in the securities comprising the International Fund’s comparative index, MSCI EAFE Index. The MSCI EAFE Index is an unmanaged index comprised of the stock of approximately 1,000 companies, screened for liquidity, cross ownership and industry representation and listed on major stock exchanges in Europe, Australasia and the Far East.

equity markets. However, tactical shifts in allocation and reallocation among Series are not expected to be large or frequent in nature. This approach allows RSMC to allocate and reallocate assets between or among Series that employ varying investment styles and techniques such as (i) style specific active management, featuring growth-oriented or value-oriented stock selection; and (ii) enhanced indexing, which combines quantitative security selection and non-stock market investment strategies to approximate the performance of a securities index.

     The frequency of portfolio transactions and each Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series’ shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. Under normal market conditions, the turnover rate is expected to be less than 100% for each Series.

     Primary Investment Strategies of the Cap Funds’ underlying Series. Below is a discussion on the principal investment strategies of each Series into which the Cap Funds currently allocate their assets.

Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series (the “Quantitative Series”)

     The Large Cap Quantitative Series invests at least 80% of its assets in equity securities of large cap companies included in the S&P 500 Index. The Mid Cap Quantitative Series invests at least 80% of its assets in equity securities of mid cap companies included in the S&P Mid Cap 400 Index. The Small Cap Quantitative Series invests at least 80% of its assets in equity securities of small cap companies included in the S&P SmallCap 600 Index. The benchmark indices for each of the Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series are the S&P 500 Index, S&P Mid Cap 400 Index and S&P Small Cap 600 Index, respectively (each a “Respective Index”).

     RSMC, as investment adviser to each Quantitative Series, determines the recommended allocation of a Series’ assets with respect to “growth” style securities (as represented by a Series’ Respective Barra Growth Index) and “value” style securities (as represented by a Series’ Respective Barra Value Index). It is intended that at least 20% of each Series’ assets will be allocated into the growth and value styles.

     When making these asset allocation determinations, RSMC considers, among other things, its expectation for the performance of the U.S. economy and financial markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, and information relating to business cycles. RSMC has the flexibility to reallocate the Quantitative Series’ assets between a growth weighted portfolio or a value weighted portfolio based on RSMC’s ongoing analyses of the equity markets, although these tactical shifts are not expected to be a large percentage of a Series assets nor occur more frequently than monthly. RSMC or a sub-adviser may purchase the securities of one or more exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) (“ETFs”) which track a securities market index of large cap companies, mid cap companies and small cap companies on behalf of the Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series, respectively (e.g. iShares, SPDRS (except for the Small Cap Quantitative Series) or Vipers). As a shareholder in an investment company, a Series would bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies. However, a Series may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

     Based on RSMC’s allocation, Parametric Portfolio Associates (“PPA”), the sub-adviser to each of the Quantitative Series, uses a “quantitative” approach to build a portfolio in accordance with RSMC’s allocation decisions. Unlike “active” managers, PPA does not try to substantially outperform the indices nor does the sub-adviser seek temporary or defensive positions when markets decline or appear overvalued. Each of the Quantitative Series may use derivative instruments, primarily for liquidity, risk management or hedging purposes. The sub-adviser does not routinely make judgments about the investment merit of a particular security or apply traditional economic, financial or market analysis.

     PPA invests in a representative sample of securities in a Series’ Respective Index weighted to reflect the investment adviser’s style allocation. This essentially means building a portfolio with a growth portion based on its Respective Barra Growth Index and a value portion based on its Respective Barra Value Index. PPA expects that each “portion of the portfolio” will have, in the aggregate, investment characteristics (such as market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the corresponding Barra Index. It is not expected that a Quantitative Series will hold all of the securities that are included in its Respective Index or its component Barra Indices; however, the Large Cap Quantitative Series will usually hold 200 to 350 of those securities, the Mid Cap Quantitative Series will usually hold 150 to 300 of those securities, and the Small Cap Quantitative Series will usually hold 250 to 450 of those securities.

     The performance of each Quantitative Series and its Respective Index will vary due to transaction costs, market impact, portfolio expenses, corporate actions (such as mergers and spin-offs), timing variances and RSMC’s allocation between growth and value styles. The return for each of the growth and value portions of the portfolio is intended to correlate closely with the return of its corresponding Barra Index by selecting a portion of the stocks represented in the index using proprietary quantitative techniques developed by PPA. PPA also uses these techniques to make sell decisions. Each of the Quantitative Series is designed to have a portfolio with similar characteristics to those of its Respective Index, including such measures as dividend yield, price-to-earnings ratio, relative volatility, economic sector exposure, growth or value characterizations, return on equity and market price-to-book value ratio. Notwithstanding these strategies, there is no assurance that a Quantitative Series’ investment performance will equal or approximate that of its Respective Index.

Large Cap Multi-Manager Series, Mid Cap Multi-Manager Series and Small Cap Multi-Manager Series (the “Multi-Manager Series”)

     The Large Cap Multi-Manager Series invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

•	Common stock of U.S. corporations that have that have a market capitalization at least equal to that of the smallest company in the S&P 500 Index (“large cap companies”), at the time of purchase;

•	Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of large cap companies, e.g. iShares, SPDRs, Vipers; and

•	Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of large cap companies.

     The Mid Cap Multi-Manager Series invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

•	Common stocks of U.S. corporations that have a market capitalization between the smallest and largest company in the S&P Mid Cap 400 Index (“mid cap companies”), at the time of purchase;

•	Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of mid cap companies, e.g. iShares, SPDRs, Vipers; and

•	Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of mid cap companies.

     The Small Cap Multi-Manager Series invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

•	Common stocks of U.S. corporations that have a market capitalization less than the largest company in the S&P SmallCap 600 Index (“small cap companies”), at the time of purchase;

•	Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of small cap companies, e.g. iShares, SPDRs, Vipers; and

•	Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of small cap companies.

     Although each Multi-Manager Series maintains liquidity reserves (i.e. cash awaiting investment or held to meet redemption requests), a Multi-Manager Series may expose these reserves to the performance of one or more equity markets, usually by use of stock index futures contracts and options on such futures contracts, as well as exchange traded and over the counter options, and equity index swaps to attempt to hedge actual or anticipated investment securities positions.

     As a temporary or defensive policy, each Multi-Manager Series may invest up to 100% of its assets in high quality money market instruments and other short-term debt instruments. The result of this action may be that a Series will be unable to achieve its investment objective.

Adviser Allocation

     Each of the Multi-Manager Series employs a multi-manager approach, relying on several sub-advisers with differing investment philosophies to manage a portion of a Series’ assets under the general supervision of RSMC. RSMC may also allocate a portion of a Series’ assets (up to 60%) to shares of exchange traded funds or (“ETFs”) whose underlying investments are consistent with a Multi-Manager Series’ investment objective. As a shareholder in an investment company, a Multi-Manager Series would bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies. However, a Multi-Manager Series may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

     RSMC will allocate the balance of a Multi-Manager Series’ assets between or among the sub-advisers. When making these allocation decisions, RSMC considers, among other things, its expectations for the performance of the U.S. economy and financial markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, and information relating to business cycles.

     This approach allows RSMC to allocate assets between or among sub-advisers that employ growth-oriented stock selection or value-oriented stock selection techniques. Each sub-adviser uses its own investment approach and strategy to achieve a Series’ investment objective.

     Each Multi-Manager Series’ multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. The multiple investment approach is designed to soften the impact of a single sub-adviser’s performance in a market cycle during which that sub-adviser’s investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser’s performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of another sub-adviser. There can be no guarantee that the expected advantage of the multiple sub-adviser technique will be achieved.

Strategies of Sub-Advisers to the Large Cap Multi-Manager Series

     Armstrong Shaw Associates, Inc. (“ASA”)

     ASA employs a large capitalization, absolute value investment philosophy. The sub-adviser invests in securities where a rigid cash flow or asset value analysis determines that a company’s stock is selling at a substantial discount to its intrinsic value. Establishing this intrinsic value is critical to ASA’s methodology. While the level of the overall market or trends in numerous economic factors may affect the timing in which ASA’s perceived value is recognized, these considerations are not the basis for its investments. Rather, ASA has a classic bottom-up, company-by-company view of investing.

     Inherent in ASA’s absolute value approach is its objective to minimize downside risk. To further this aim, ASA screens for companies with proven track records, strong balance sheets and large capitalizations. The sub-adviser’s minimum investment time horizon is 18 to 24 months. At any point in time, ASA may have investments in as many as 30 to 40 securities in the portfolio managed for the Series. ASA feels that constant monitoring of these positions through regular discussions with management is a crucial part of its portfolio management. Additionally, approximately 100 other companies are followed on a watch list for future investment.

     In conjunction with ASA’s view that market timing is generally an unrewarding exercise, the firm has predetermined buy and sell levels for each security it purchases. These target points help ASA to avoid the emotional excesses of the market with respect to the Series’ investments.

     Montag & Caldwell, Inc. (“M&C”)

     The Investment Policy Group (or IPG, which consists of all portfolio managers and analysts) works as a team by using a bottom-up stock selection process. The identification of appropriate stocks for consideration begins with screening a database of 9000 common equity securities for market capitalization of at least $3 billion and a minimum 10% historical secular earnings growth rate. The resultant universe of approximately 500 common stocks is then subject to proprietary earnings and valuation models. Analyst judgment based on qualitative factors and strong financial characteristics further narrow the universe to a select list of approximately 150 names. Analysts follow these stocks closely, regularly evaluating their valuation and relative earnings growth. A position is initiated in a stock that is trading at a discount (normally 10-25%) to the estimate of its intrinsic value. This value is computed using a modified dividend discount model that incorporates their analysts’ assumptions for normalized earnings, secular earnings growth rate (minimum 10%, maximum 20%), dividend payout ratio, and a stock specific risk adjusted discount rate. The valuation model is a dynamic process in which the earnings base is adjusted each quarter. In addition, the fundamental attributes that contribute to the risk-adjusted discount rate are re-evaluated annually for each security and more frequently if market, industry, or specific company issues so demand. The valuation model is updated daily and published every two weeks. Above median relative earnings growth is considered to be the catalyst driving share price appreciation. This measure is determined by comparing estimated and historical six-month annualized earnings growth to a benchmark and subsequently ranking companies by decile. Analyst judgment based on fundamental analysis that includes thorough due diligence of company and industry fundamentals is the final arbiter in determining candidates to be presented to the IPG for investment consideration and potential inclusion in the growth model portfolio of 30 to 40 issues.

     If a company’s results remain consistent with the firm’s forecast, M&C could hold the position for a number of years. Average annual turnover is normally 30 to 50 percent. A holding will be reviewed for probable sale when it reaches M&C’s target price ratio, which is normally 120% of the determination of its fair value. Trimming the position, rather than total sale, might be the decision in the case of a high-growth company with rapidly compounding earnings. Stocks are also sold when experiencing weakening earnings momentum, or underperforming the market. Any significant earnings disappointment will trigger an immediate review of the holding and a decision to “add or sell.” Since the investment policy centers on positive earnings momentum within a six-month period, “add or sell” decisions are made within that framework. This time frame may be extended for one quarter out to nine months, in order to capture exceptionally good value occurring just prior to restored earnings momentum. Unless there is visible earnings growth for the next six-nine months and the valuation is attractive enough to justify adding positions, a position will be sold on earnings disappointments. A position will also be reduced when it exceeds 5% of the equity portion of a portfolio.

     First Quadrant, L.P. (“First Quadrant”)

     First Quadrant uses a proprietary quantitative analytical model in constructing the Series’ investment portfolio to reflect the characteristics of the S&P 500 Index, the Series’ benchmark index, and combines a top-down analysis of market and economic conditions with a bottom-up stock selection review process to enhance returns. The top-down analysis consists of a review of market and economic data such as interest rates, commodity price changes, market volatility levels, inflation expectations, credit spreads and foreign exchange rates to identify those industries and sectors of the U.S. economy that are likely to benefit from present and future economic conditions. First Quadrant modifies industry weightings in the Series’ portfolio relative to the S&P 500 Index based on the top-down analysis, consistent with maintaining tax efficiency for investors. In general, these weightings will not differ from the industry weightings of the S&P 500 Index by more than +/-5%. In addition, consistent with minimizing taxable gains and enhancing returns, First Quadrant may underweight and overweight the Series’ exposure (relative to the S&P 500 Index) to specific securities within an industry. Individual stocks are selected based upon a bottom-up review of a variety of security-specific valuation metrics, such as earnings revisions, earnings surprise signals, insider trading, corporate actions and changes in various indices.

     First Quadrant manages the portion of the Series’ portfolio allocated to it to minimize taxable distributions to shareholders. First Quadrant applies a variety of tax-sensitive investment techniques, including: (i) investing in stocks that pay below-average dividends; (ii) employing a buy-and-hold strategy that will avoid realizing short-term capital gains and defer as long as possible the realization of long-term capital gains; and (iii) realizing losses on specific securities or specific tax lots of securities to offset realized gains. The investment portfolio under First Quadrant’s management can be expected to distribute a smaller percentage of its returns each year than other equity mutual funds that are managed without regard to tax considerations.

Strategies of Sub-Advisers to the Mid Cap Multi-Manager Series

     Bennett Lawrence Management, LLC (“BLM”)

     BLM employs a mid cap growth investment strategy investing in competitively advantaged companies benefiting from major economic trends. The sub-adviser believes that growth opportunities can be found in companies within market sectors where strong demand trends and a rapid rate of growth are evident relative to other market sectors.

     In seeking competitively advantaged companies that participate in the fastest growing markets, BLM’s investment management team thoroughly researches each company in which it invests. Its primary research includes discussions with the management of the company and its competitors, suppliers and customers. At any time, BLM may invest in 25-35 securities concentrated in those sectors, which BLM believes to be the fastest growing economic sectors. By not having exposure to all sectors or industries within the economy, BLM expects its portfolio managed on behalf of the Series to be more volatile than broad market indexes. Ongoing discussions with company management and other industry sources as well as limits on individual position weightings are important factors in risk control.

     Eubel Brady and Suttman Asset Management, Inc. (“EBS”)

     EBS follows a domestic value strategy to investing. In implementing its investment strategy, EBS attempts to identify great businesses, which are operated by excellent management teams. EBS’ strategy is a fundamental approach that attempts to choose companies traditionally classified as “value” while not excluding growing companies if their price is attractive relative to other fundamental measures. The companies in which EBS invests will typically have relatively low price-to-earnings, price-to-book, and price-to-cash flow ratios.

     EBS begins its stock selection process with a universe of more than 1,000 domestic companies, and initially screens these companies based on traditional measures of valuation such as price-to-earnings, price-to-book, and price-to-cash flow ratios. In the initial phases of its stock selection process, EBS also analyzes published annual and quarterly reports, 10K’s, and other public information. More in-depth analysis follows EBS’s initial screening with the use of data services, such as Compustat PC Plus. Based on this analysis, EBS identifies companies which it believes have good value and then classifies such companies as either a pricing anomaly or a core holding. Core holdings are higher quality businesses with long-term growth prospects. At times, both core and anomaly holdings are held. Once a company has been identified for potential investment by EBS’s research team, that company is presented to EBS’s Investment Policy Committee, which makes the final decision to purchase. EBS will generally sell a company it holds if it is determined that the company has become overvalued, market conditions have changed or company fundamentals have deteriorated.

     Equity Investment Corporation (“EIC”)

     EIC invests in well-managed, structurally sound companies selling at a discount to their “true” value, while avoiding those that look inexpensive relative to their historical records but which are actually in long-term structural decline (best thought of as “value traps”).

     Starting with approximately 2,000 stocks having market caps above $500 million, EIC looks for companies with a return on equity above 9% and a growth rate above 7%. (The market cap, ROE and growth rate figures are guidelines rather than hard and fast minimums.) Additional ideas are sometimes uncovered through traditional news sources, non-opinionated research, and simply being aware of companies that have seen recent and significant price declines.

     Once a potential candidate is identified, the first step in the process is to determine whether the company is selling at a discount to its “true” value, based upon proprietary, in-house valuation models.

EIC values businesses such that if it bought and operated the entire business, it would earn the inflation rate plus a premium on its initial capital investment and all capital reinvested to grow the business over a given time horizon. Two key inputs to the models are return on equity and growth.

     Once it has been determined that a company is selling at a meaningful discount to its true business value, graphical financial statement analysis is used to examine four general areas of potential risk: financial, operational, management, and business. The objective of this exercise is to focus on well-managed, structurally sound companies and to eliminate potential value traps.

     After the graphical financial statement analysis, in-depth fundamental research is performed, which includes reading the annual reports and footnotes as well as the management discussion and analysis section of 10-Ks and 10-Qs, to gain further insight into accounting policies, unusual transactions, attempts to manage earnings, and any other evidence that reality is different than what the financial statements reveal.

If a company passes all levels of analysis, then it may be added to portfolios.

Stocks are sold if any of the following conditions are met:

•	The security reaches EIC’s measure of full value.

•	The position increases to more than 6% of the portfolio.

•	The firm shows balance sheet stress, indicating potential earnings management, weak financial controls or possible earnings shortfalls.

•	A major change occurs rendering historical data invalid for determining the true value of business ownership.

•	The firm’s quality or financial strength falls below acceptable levels.

Strategies of Sub-Advisers to the Small Cap Multi-Manager Series

     Batterymarch Financial Management, Inc. (“BFM”)

     Rigorous stock selection and effective risk control are the foundation of BFM’s small cap growth strategy. BFM looks at stocks from a fundamental perspective, using the speed and efficiency of quantitative techniques. The investment process ranks stocks across the dimensions typically used by fundamental investors — cash flow, earnings growth, expectations, value, technical and corporate signals — using traditional fundamental factors such as book value to price, EPS forward to price and sales momentum, as well as proprietary measures. All factors incorporated into the stock selection process have been tested for their effectiveness in predicting excess return. The process runs daily, ranking all 3,000 securities in BFM’s liquid investable universe. All buy/sell decisions are determined by these rankings, ensuring that they are based on each stock’s objective valuation.

     Sector allocation decisions are made using a proprietary, bottom-up sector model. A multifactor risk model optimizes the portfolio, weighing variables such as stock rankings, sector weights, market cap constraints and client-directed guidelines. BFM uses a variety of fundamental growth, value and quality characteristics for accurate, daily identification of growth stocks. In general, most of the stocks BFM holds will have market capitalizations of $50 million to $2 billion. The portfolio is always fully invested and broadly diversified, with strict controls over sector and market cap exposures. BFM’s proprietary trading strategy is designed to minimize total transaction costs — opportunity costs, market impact and commissions. Portfolio managers manually review all buy/sell decisions before execution. Daily analysis of completed transactions is used to monitor trade efficiency.

     Systematic Financial Management L.P. (“SFM”)

     SFM’s small cap value approach utilizes proprietary value-oriented methodologies to identify small capitalization companies that are trading at a discount to their intrinsic value and average market valuations. SFM believes that the true value of a company is the present value of its cash on hand and its expected future cash inflows. As a result, SFM’s small cap value approach seeks to identify undervalued small capitalization companies by thoroughly analyzing the cash flow characteristics of potential investments.

     SFM serves as a sub-adviser to manage a portion of the Small Cap Multi-Manager Series on a day-to-day basis. In choosing investments for the Small Cap Multi-Manager Series, SFM invests in companies that possess strong cash flow characteristics, have low levels of debt and which it believes are undervalued relative to a company’s ability to generate cash flows.

     SFM makes investments in these companies based on its fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Systematic also looks for “catalysts” which could positively or negatively affect prices of current and potential Series companies.

WILMINGTON INTERNATIONAL STRATEGIC ALLOCATION FUND

     The International Fund invests its assets in the International Multi-Manager Series, which is a diversified portfolio of equity securities (including convertible securities) of foreign issuers. Foreign issuers are those issuers which (1) are organized outside of the United States or 2 derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed outside of the United States or 3 has at least 50% of its assets situated outside of the United States. Under normal market conditions, the Series invests at least 85% of its assets in the following equity or equity related securities:

•	Common stocks of foreign issuers;

•	Preferred stocks and/or debt securities that are convertible into securities of foreign issuers;

•	Receipts or American Depositary Receipts (ADRs), which are typically issued by a U.S. bank or trust company as evidence of ownership of underlying securities of a foreign issuer; and

•	Open-end or closed-end investment companies that primarily invest in the equity securities of issuers in a single country or geographic region directly, including exchange-traded funds (“ETFs”) (registered investment companies whose shares are publicly traded on an exchange).

     Although the Series maintains liquidity reserves (i.e. cash awaiting investment or held to meet redemption requests), the Series may expose these reserves to the performance of one or more equity markets, usually by use of stock index futures contracts and options on such futures contracts, as well as exchange traded and over-the-counter options, equity index swaps and forward currency contracts to attempt to hedge actual or anticipated investment securities positions. As part of its overall strategy, the Series may purchase or sell foreign exchange and depository receipts. In addition, the Series may capture arbitrage and take advantage of price anomalies by entering into transactions such as short sells and acquiring securities through initial public offerings. Arbitrage is the practice of profiting from differences in the price of a security when the same security is traded on two or more markets.

     As a temporary or defensive policy, the Series may invest up to 100% of its assets in high quality money market instruments and other short-term debt instruments. The result of this action may be that the Series will be unable to achieve its investment objective.

     The Series employs a multi-manager approach, relying on sub-advisers with differing investment philosophies to manage a portion of the Series’ assets under the general supervision of RSMC. RSMC may allocate a portion of the Series’ assets (up to 60%) to shares of ETFs whose underlying investments are consistent with the Series’ investment objective. As a shareholder in an investment company, the Series would bear its pro rata portion of the ETFs expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies. However, the Series may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

     RSMC will allocate the balance of the Series’ assets between the sub-advisers. When making these allocation decisions, the investment adviser considers, among other things, its expectation for economic and market performance in light of projected growth trends in the U.S. and foreign economies, relative valuation levels and volatility in the equity markets, the outlook and projected growth of various industrial sectors, and information relating to business cycles. This approach allows RSMC to allocate assets among sub-advisers that employ different investment approaches. Currently, the Series’ sub-

advisers are Goldman Sachs Asset Management, L.P. and Julius Baer Investment Management Inc. Each sub-adviser uses its own investment approach and strategy to pursue the Series’ investment objective.

     The Series’ multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. This multiple investment approach is designed to soften the impact of a single sub-adviser’s performance in a market cycle during which that sub-adviser’s investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser’s performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of the other sub-adviser. There can be no guarantee that the expected advantage of the multi-manager arrangement will be achieved.

Strategies of Sub-Advisers to the International Multi-Manager Series

     Goldman Sachs Asset Management, L.P. (“GSAM”)

     GSAM’s Structured International strategy seeks to achieve consistent relative outperformance. GSAM’s investment team seeks to create portfolios with style, sector, risk and capitalization characteristics similar to the Series’ benchmark but positioned to outperform through superior underlying stock selection. Under normal circumstances, GSAM expects to invest in approximately 250-400 securities on behalf of the Series.

     Julius Baer Investment Management Inc. (“JBIM”)

     JBIM employs a “core” approach to the management of international equities. As such, its strategy invests in both “growth” and “value” companies. The flexibility to tilt JBIM’s allocation of the Series toward either growth or value sectors based upon an assessment of where real value resides in the market provides JBIM with one means of potentially generating out-performance. JBIM believes in well — diversified, international equity portfolios, typically investing in between 120-200 individual companies.

     JBIM utilizes different investment tactics for different markets. Within the developed market sector, individual company factors (bottom-up factors) dominate. In the emerging markets, macro-economic and political factors (top-down factors) dominate. Finally, in Japan, JBIM employs a “hybrid” approach employing both top-down and bottom-up approaches. JBIM will invest in large, mid sized and smaller companies, but prefers the larger, more liquid issues unless the smaller companies offer a significant advantage in expected future return.

WILMINGTON REAL ESTATE STRATEGIC ALLOCATION FUND

     The Real Estate Fund invests in the Real Estate Series, which under normal market conditions invests at least 80% of its assets in securities of domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies). The Series considers a company to be a real estate company if at least 50% of its assets, gross income or net profits is derived from (i) development, ownership, leasing, financing, construction, management or sale of real estate or (ii) products and services that are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages. The Series will invest in real estate companies, such as equity real estate investment trusts (REITs) that own property and mortgage REITs that make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry.

     The Series may invest its assets in equity, debt or convertible securities of companies whose products and services are related to the real estate industry or in securities whose products and services are related to the real estate industry or in securities of companies unrelated to the real estate industry that a sub-adviser believes are undervalued or have potential for growth of capital. The Series will limit its investment in debt securities to those that are investment-grade or deemed by the sub-adviser to be of comparable quality. The Series may invest up to 25% of its assets in foreign securities.

     Any percentage limitations with respect to assets of the Series or the capitalization requirement of companies in which the Series invests are applied at the time of purchase.

     In anticipation of or in response to adverse market conditions, for cash management purposes, or for temporary defensive positions, the Series may temporarily hold all or a portion of its assets in cash, money market instruments, or bonds or other debt securities. As a result, the Series may not achieve its investment objective.

     The Series employs a multi-manager approach, relying on sub-advisers with differing investment philosophies to manage a portion of the Series’ assets under the general supervision of RSMC. RSMC may allocate a portion of the Series’ assets (up to 60%) to shares of ETFs whose underlying investments are consistent with the Series’ investment objective. As a shareholder in an investment company, the Series would bear its pro rata portion of the ETF’s expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies including the Series, in the securities of other investment companies. However, registered investment companies may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

     RSMC will allocate the balance of the Series’ assets between the sub-advisers. When making these allocation decisions, the investment adviser considers, among other things, its expectation for the performance of the U.S. economy, financial and real estate markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity and real estate markets, the outlook and projected growth of the real estate and various other sectors, and information relating to business cycles. Currently, the Series’ sub-advisers are AEW Management and Advisors, L.P. and Real Estate Management Services, LLC. Each sub-adviser uses its own investment approach and strategy to pursue the Series’ investment objective.

     The Series’ multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. This multiple investment approach is designed to soften the impact of a single sub-adviser’s performance in a market cycle during which that sub-adviser’s investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser’s performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of the other sub-adviser. There can be no guarantee that the expected advantage of the multi-manager arrangement will be achieved.

Strategies of Sub-Advisers to the Real Estate Series

     AEW Management and Advisors, L.P. (“AEW”)

     Investment Philosophy. AEW employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of real estate companies’ securities is dependent upon the performance of the underlying real estate assets and company management as well as the overall influence of capital markets. Consequently, when selecting securities for the Series, AEW draws upon the combined expertise of its real estate, research and securities professionals.

     Investment Process. When selecting investments for the Series, AEW generally considers the following factors that it believes to be helpful in identifying those real estate companies whose securities represent the greatest value and price appreciation potential:

•	Valuation: AEW has developed a proprietary model to assess the relative value of each security in the real estate investment universe. This model is designed to estimate what a real estate company’s anticipated cash flows are worth to a security investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW identify securities that it believes trade at discounts to either or both of these model values relative to similar securities. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the real estate investment universe.

•	Price: AEW examines the historic pricing of each real estate company in the universe of potential investments. Those securities that have under-performed in price, either in absolute terms or relative to the investment universe, are typically of greater interest, provided AEW can identify and disagree with the sentiment that caused the underperformance.

•	Income: AEW further evaluates real estate companies by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

•	Catalysts: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security in the near term. These catalysts can be macroeconomic, market-driven or company-specific in nature.

     In order to control risk, AEW will endeavor to maintain a portfolio that is broadly diversified within the U.S. real estate industry, with exposure to securities representing major property types and geographic areas. However, AEW’s stock selection disciplines and fundamental real estate market and property type analyses may lead AEW to overweight or underweight particular property types and/or geographic regions from time to time.

     Real Estate Management Services LLC (“REMS”)

     Investment Philosophy. REMS utilizes a value, yield-advantage style to identify securities whose underlying real estate is perceived to sell at a discount to its public market pricing. This style is designed to construct a portfolio of undervalued securities that aims to produce superior total returns versus the benchmark for REMS’ clients over time. Investments generally are in smaller-capitalization issues with a portfolio composition that is distinct from the REIT indices. REMS’ managers rely heavily on fundamental research combined with extensive direct real estate experience.

     Investment Selection Process. REMS applies a proprietary REIT Multi Factor Model to screen from the universe of REIT stocks to arrive at a selection list containing value attributes deemed capable of delivering superior returns. The firm’s managers also continuously review its direct real estate model, which suggests valuations based on cash flow yield and capital structure, to identify candidates for investment.

     The investment team meets weekly, and each member is responsible for thorough fundamental analysis of existing portfolio holdings and ideas for new investment. When new candidates are identified, REMS undertakes research that includes management interview, property visits, and conversations with analysts and contacts who know the company. The firm utilizes its direct real estate experience to make qualitative evaluations of public real estate companies. Sell decisions are based on a methodology that seeks to identify over-valuation of a security versus its real estate value and future prospects.

     REMS’ management is aware of the distribution of portfolio investment by both property type and geographic region. The investment selection process is bottom-up, however, and is driven by attractive investment opportunities and not specific allocation targets versus an index.

ADDITIONAL RISK INFORMATION

     The following is a list of certain risks that may apply to your investment in a fund. Further information about investment risks is available in our Statement of Additional Information (“SAI”):

•	Allocation Risk: A Cap Fund’s investment performance depends, in part, upon how its assets are allocated and reallocated between or among two or more Series. A principal risk of investing in a Cap Fund is that the investment adviser will make less than optimal or poor asset allocation decisions and/or that the investment adviser will make less than optimal decisions in selecting the Series in which a Cap Fund invests. The investment adviser attempts to identify asset classes and sub-classes represented by a Series that will provide consistent performance for a Cap Fund, but there is no guarantee that the investment adviser’s allocation techniques will produce the desired results. It is possible that the investment adviser will focus on Series that perform poorly or underperform other available Series under various market conditions.

•	Master/Feeder Risk: While the master/feeder structure is designed to reduce costs, it may not do so, and the International Fund and the Real Estate Fund may encounter operational or other complications. For example, large- scale redemptions by other feeders, if any, of their shares in a master fund could have adverse effects on your feeder fund such as requiring the liquidation of a substantial portion of a master fund’s holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than your feeder fund has, and, therefore, could have effective voting control over the operation of a master fund.

•	Underlying Series Risks. Because each fund invests all of its assets in one or more Series, the risks associated with investing in a fund are closely related to the risks associated with the securities and other investments held by the Series in which a fund invests. The ability of a fund to achieve its investment objective will depend upon the ability of the Series in which it invests to achieve its investment objective. There can be no assurance that the investment objective of any Series will be achieved. A fund’s net asset value will fluctuate in response to changes in the net asset values of the Series in which it invests.

With respect to the Cap Funds, the extent to which the investment performance and risks associated with a Cap Fund correlate to those of a particular Series will depend upon the extent to which a Fund’s assets are invested in a Series. To the extent a Cap Fund invests a significant portion of its assets in a Series, it will be particularly sensitive to the risks associated with that Series.

     The following principal risks are associated with investments in a Series and, indirectly, with your investment in a fund. Each Series may be subject to additional principal risks other than those described below because the types of investments made by a Series can change over time. The summary is not intended to be exhaustive. For additional technical and legal descriptions of these risks and the securities and investment techniques used by a Series, please refer to our SAI.

•	Allocation Risk: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers of a Series. To the extent that the investment adviser allocates more assets to one sub-adviser, the performance of that sub-adviser will have a greater effect on the Series’ performance.

•	Currency Risk: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency therefore changes in foreign currency exchange rates can affect the net asset value of a fund.

•	Debt Security Risks. Series may invest in debt securities, which are subject to credit risk and interest rate fluctuations. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Interest rate risk is the risk of market losses attributable to changes in interest rates. For example, interest rate increases can cause the price of a debt security to decrease. The longer a debt security’s duration, the more sensitive it is to this risk. Debt securities are also subject to a prepayment risk. Depending on market conditions, the new investments may or may not carry the same interest rate.

•	Derivatives Risk: Some Series’ investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Series’ total assets may be committed or exposed to derivative strategies.

•	Foreign Company Risk. Foreign investments involve risks relating to political, economic, regulatory or social instability, military action or unrest, or diplomatic developments and may be affected by actions of foreign governments adverse to the interest of U.S. investors.

•	Growth Investing Risk: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.

•	IPO Risk: A Series may acquire common and preferred stock of issuers in an initial public offering (IPO). Securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. Series may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a small component of the Series’ portfolio as the Series’ assets increase (and thus have a more limited effect on performance).

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Multi-Manager Risk: The investment styles employed by sub-advisers may not be complementary. The interplay of the various strategies employed by the sub-advisers may result in a Fund or Portfolio indirectly holding a concentration in certain types of securities, industries or sectors. This concentration may be detrimental to a fund’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a fund’s realization of capital gains.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Risks of Securities Linked to the Real Estate Industry: The Real Estate Series concentrates its investments in the real estate industry. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company’s shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to a real estate company’s leveraging may affect its ability to operate effectively. Risks may also arise where real estate companies fail to carry adequate insurance, or where a real estate company may become liable for removal or other costs related to environmental contamination. In addition, an economic downturn could have a material adverse effect on the real estate markets and on the real estate companies in which the Series invests.

In addition, REITs are not diversified by industry, and, therefore, their value may fluctuate more widely, and they may be subject to greater risks, than if they invested more broadly. Since REITs have expenses of their own, the Real Estate Series, and, in turn, investors in the Real Estate Fund, will bear a proportionate share of the expenses in addition to those expenses of the Fund.

•	Small/Mid Cap Risk: Small cap and mid cap companies may be more vulnerable than large cap companies to adverse business or economic developments. Small and mid cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of large cap companies and therefore may involve greater risk.

With respect to the Real Estate Series, real estate companies tend to be small to medium sized companies. Real estate company shares, like other smaller company shares, can be more volatile than, and perform differently from, larger, more established companies. There may be less trading in a smaller company’s shares, which means that buy and sell transactions in those shares could have a larger impact on the shares’ price than is the case with larger company shares.

•	Valuation Risk: The risk that a Series has valued certain of its securities at a higher price than it can sell them.

•	Value Investing Risk: The risk that the investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

MANAGEMENT OF THE FUND

     The Board of Trustees of WT Mutual Fund (the “WT Fund”) has oversight responsibility the management, activities and affairs of the WT Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the WT Fund and its shareholders.

INVESTMENT ADVISER

     RSMC, 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to the Cap Funds, the Multi-Manager Series, the Quantitative Series, the International Multi-Manager Series and the Real Estate Series. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. As the Cap Funds, the Quantitative Series, the Multi-Manager Series, the International Multi-Manager Series and the Real Estate Series’ investment adviser, RSMC has overall responsibility for directing their investments. For each Series, RSMC allocates the Series’ assets among sub-advisers and oversees the sub-advisers’ investment activities. As of September 30, 2004, RSMC had $4.7 billion assets under management.

     No fund pays an advisory fee to RSMC. The funds indirectly pay their proportionate share of the advisory and sub-advisory fees paid by the Series. For the fiscal year ended June 30, 2004, the Series paid, in the aggregate, the following advisory and sub-advisory fees (after waivers), as a percentage of each Series’ average daily net assets:

Large Cap Quantitative Series	0.52%
Mid Cap Quantitative Series	0.51%
Small Cap Quantitative Series	0.43%
Large Cap Multi-Manager Series	0.74%
Mid Cap Multi-Manager Series	0.76%
Small Cap Multi-Manager Series	0.90%
International Multi-Manager Series	0.65%
Real Estate Series	0.83%

     Subject to its obligation to seek best execution, the investment adviser may direct the sub-advisers to place trades through designated brokers, which may include brokers affiliated with the investment adviser or a sub-adviser. Such directed brokerage transactions, placed with an affiliated broker-dealer, will be completed in accordance with the applicable regulatory requirements and the procedures adopted by the Board of Trustees.

PORTFOLIO MANAGEMENT

     The management of the funds is the responsibility of a group of RSMC investment professionals, which makes its investment decisions based, in part, upon asset allocation strategy models prepared by the Investment Strategy Team. The Investment Strategy Team is comprised of investment professionals at RSMC and its affiliates and meets regularly to formulate the asset allocation strategy models based upon various factors, including current market and economic conditions, for use by RSMC and its affiliates in their investment management activities.

Sub-Adviser -Quantitative Series

     Parametric Portfolio Associates, Inc. PPA, the sub-adviser to each of the Quantitative Series, is a registered investment adviser located at 1151 Fairview Avenue North, Seattle, Washington 98109. PPA is controlled by Eaton Vance Corp., which owns 80% of PPA’s stock equity. Since 1987, PPA has provided advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, trusts, and individuals. As of September 30, 2004, PPA had assets under management of approximately $8.04 billion.

     Thomas Seto is Vice President and Director of Portfolio Management of PPA. He is responsible for all portfolio management at PPA. Prior to joining PPA in 1998, Mr. Seto served as the Head of U.S. Equity Index Investments at Barclays Global Investors.

Sub-Advisers — Large Cap Multi-Manager Series

     Armstrong Shaw Associates Inc. ASA is a registered investment adviser founded in 1984, and located at 45 Grove Street, New Canaan, Connecticut. As of September 30, 2004, ASA had assets under management of approximately $6.5 billion. Jeffrey Shaw is the lead portfolio manager for the portion of the Series managed by ASA. He has been the Chairman and President of ASA since 1999 and 1989, respectively, and is a co-founder of the firm.

     Montag & Caldwell, Inc. M&C is a registered investment adviser founded in 1945, and located at 3455 Peachtree Road NE Suite 1200, Atlanta, Georgia 30326. M&C is a wholly — owned subsidiary of ABN AMRO Asset Management Holdings, Inc. As of September 30, 2004, M&C had assets under management of approximately $28.16 billion. An investment management team makes the investment decisions with respect to the portion of assets of the Large Cap Multi-Manager Series allocated to M&C.

     Ronald E. Canakaris, CIC, CFA, leads the investment management team that sub-advises a portion of the assets of the Large Cap Multi-Manager Series. Mr. Canakaris is President, Chief Executive Officer and Chief Investment Officer of M&C. He has been with the firm since 1972 and is responsible for developing the firm’s investment process. He has a B.S. and B.A. from the University of Florida.

     First Quadrant, L.P. First Quadrant is a registered investment adviser founded in 1988, and located at 800 East Colorado Boulevard, Suite 900, Pasadena, California 91101. Affiliated Managers Group, Inc., located at 600 Hale Street, Prides Crossing, MA 01965, indirectly owns a majority interest in First Quadrant. First Quadrant offers advice, investment management and related services to institutional and individual clients using various investment strategies including taxable and tax-exempt equity management, global tactical asset allocation, market neutral approaches and currency overlay. As of September 30, 2004, First Quadrant had assets and overlays under management of approximately $19.47 billion. With respect to the portion of the Large Cap Multi-Manager Series’ assets allocated to First Quadrant, Christopher G. Luck and R. Max Darnell are the lead portfolio managers.

     Mr. Luck is a Partner of First Quadrant and a Director of Equity Portfolio Management, positions he has held since March 1996, and previously was the Director of Equity Management of First Quandrant’s predecessor, First Quadrant Corporation, since September 1995. Mr. Darnell is a Partner and the Chief Investment Officer of, and a portfolio manager for, First Quadrant and has been with the firm since 1991.

Sub-Advisers — Mid Cap Multi-Manager Series

     Bennett Lawrence Management, LLC. BLM is a registered investment adviser founded in 1995, and located at 757 Third Avenue, New York, New York 10017. BLM provides advisory services to mutual funds, separately managed accounts, domestic and offshore funds and other pooled investments vehicles. As of September 30, 2004, BLM had assets under management of approximately $1.29 billion.

     Mr. Van Schreiber has been the Managing Member and Chief Portfolio Manager of BLM since 1995. Previously, Mr. Schreiber was a Managing Director and Senior Growth Portfolio Manager with Deutsche Morgan Grenfell/C.J. Lawrence Inc. (“CJL”). He joined CJL in 1965 as a research analyst, became the Department Head of Institutional Marketing in 1968, and a Partner of the firm in 1969. Since 1976, Mr. Schreiber served as an Executive Vice President of the CJL, and a member of the Board of

Directors until its acquisition by Morgan Grenfell. Mr. Schreiber received his M.B.A. in Finance from New York University and his undergraduate degree from Williams College.

     Eubel Brady and Suttman Asset Management, Inc. EBS is a registered investment adviser founded in 1993, and located at 7777 Washington Village Dr., Dayton, Ohio 45459. EBS provides advisory services to individual and institutional investors through separate accounts. As of September 30, 2004, EBS had assets under management of approximately $4.56 billion.

     Robert J. Suttman, II, CFA, is the President and a principal of EBS. He is also a Senior Institutional Portfolio Manager and a member of the Investment Policy Committee.

     Equity Investment Corporation. EIC is a registered investment adviser founded in 1986, and located at 3007 Piedmont Road, Atlanta, Georgia 30305. The firm has manages equity portfolios for institutions and individuals. As of September 30, 2004, EIC had assets under management of approximately $333.8 million.

     James F. Barksdale is President of EIC and is the portfolio manager for EIC’s mid cap portfolios/accounts. Mr. Barksdale received a B.S. degree from the College of William and Mary and a Masters of Business Administration from the Wharton School of Finance, University of Pennsylvania. He began his career in the finance department of IC Industries where he was involved with investments, acquisitions, and planning. After overseas assignments, he returned to New York City to take a position at Merrill, Lynch, Pierce, Fenner & Smith in asset allocation. He then served as a portfolio manager for Management Asset Corporation, an institutional Graham-Dodd investment firm in Connecticut before returning to Atlanta in 1986 to form Equity Investment Corporation.

Sub-Advisers — Small Cap Multi-Manager Series

     Batterymarch Financial Management, Inc. BFM is a registered investment adviser founded in 1969, and located at 200 Clarendon Street, Boston, Massachusetts, 02116. BFM provides asset management services to corporations, pension plans, mutual funds and trusts. As of September 30, 2004, BFM had assets under management of approximately $11.6 billion.

     William L. Elcock is Chief Executive Officer and Senior Portfolio Manager of BFM. He manages the firm’s business operations, with overall responsibility for all major investment management decisions, and spends a significant portion of his time directing BFM’s US investment strategies. Mr. Elcock joined BFM in 1984, serving as an assistant portfolio manager and then a research analyst before becoming a portfolio manager. In 2001, he assumed additional senior management responsibilities as Deputy Chief Executive Officer. Mr. Elcock was named Chief Executive Officer in 2002.

     Mr. Elcock leads the BFM investment team that sub-advises the Small Cap Multi-Manager Series.

     Systematic Financial Management, L.P. SFM is a registered investment adviser founded in 1982, and located at 300 Frank W. Burr Boulevard, 7th Floor, Glenpointe East, Teaneck, New Jersey, 07666. SFM is jointly owned by Affiliated Managers Group, a holding company, and employees of the firm. SFM provides asset management services to corporations, foundations, endowments, high net worth individuals and insurance companies. As of September 30, 2004, SFM had assets under management of approximately $6.3 billion.

     Ken Burgess, CFA is a Partner of SFM and serves as lead portfolio manager. He began his investment career with SFM in 1993.

Sub-Advisers — International Multi-Manager Series

     Goldman Sachs Asset Management, L.P. GSAM, a subsidiary of The Goldman Sachs Group, Inc, a Delaware limited partnership, is located at 32 Old Slip, New York, New York 10005. The firm is a global investment banking and securities firm that provides a wide range of financial services worldwide to a substantial and diversified client base. As of June 30, 2004, GSAM had assets under management of approximately $375.9 billion.

     GSAM’s Quantitative Equity Team is led by Robert Jones. Mr. Jones’ team is divided into four areas: research, portfolio management, product management and information technology. There are eight dedicated portfolio managers working with Mr. Jones; in managing various portfolios, the Quantitative Equity Team employs several different investment strategies, one of which is the Structured International strategy, overseen by Mr. Ioffe.

     Robert Jones, CFA, is a Managing Director of GSAM’s Quantitative Equity Group in New York and Senior Portfolio Manager. Mr. Jones joined GSAM as a portfolio manager in 1989. He received a B.A. from Brown University in 1978 and a M.B.A. from the University of Michigan in 1980.

     Len Ioffe, CFA, is a Vice President and Senior Portfolio Manager. Mr. Ioffe joined GSAM in 1995 and became a portfolio manager in 1996. He received an M.S. in Computer Science from St. Petersburg Polytechnical University in Russia and a M.B.A. from the New York University’s Stern School of Business.

     Julius Baer Investment Management Inc. JBIM, located at 330 Madison Avenue, New York, NY 10017, is a registered investment adviser and a wholly-owned subsidiary of Julius Baer Securities Inc. (“JBS”). JBS, located at the same address, is a wholly owned subsidiary of Julius Baer Holding Ltd. of Zurich, Switzerland. As of September 30, 2004, JBIM had assets under management of approximately $18.7 billion. Richard C. Pell and Rudolph Riad Younes are members of JBIM’s portfolio management team that are responsible for the management of the International Multi-Manager Series.

     Rudolph Riad Younes, CFA is a Senior Vice President and the Head of International Equities of JBIM. Mr. Younes joined the Julius Baer Group in 1993 and specializes in international equity and emerging market investments. Mr. Younes is also responsible for managing the international equity component of all balanced investment strategies of JBIM. Prior to joining the Julius Baer Group, Mr. Younes was an Associate Director at Swiss Bank Corp. Mr. Younes is a Chartered Financial Analyst and received an M.B.A. in Management from Yale University and an M.S. in Electrical Engineering from Columbia University. Mr. Younes is fluent in Arabic, English and French and has a working knowledge of German.

     Richard C. Pell is a Senior Vice President and the Chief Investment Officer of JBIM. Mr. Pell joined the Julius Baer Group as Chief Investment Officer in 1995. His investment team is responsible for global and international equity, as well as global balanced management. Prior to joining the Julius Baer Group, Mr. Pell worked for Bankers Trust Company from 1990-1995. While he was with Bankers Trust Company, Mr. Pell focused on global fixed income and global balanced portfolio management. From 1988 to 1990, Mr. Pell was with Mitchell Hutchins Institutional Investors and was the head of its corporate bonds and mortgage backed securities. From 1983 to 1988, Mr. Pell was with Bank of Tokyo Trust Company and was responsible for its US balanced and fixed income management. Mr. Pell holds a B.A. in History from the University of California, Berkeley, and an M.B.A. in Finance from New York University.

Sub-Advisers — Real Estate Series

     AEW Management and Advisors, L.P. AEW, an affiliate of AEW Capital Management, L.P., is a registered investment adviser. Together with its affiliates, AEW managed approximately $18.3 billion of client capital as of September 30, 2004. AEW is a subsidiary of (and therefore may be deemed to be controlled by) CDC IXIS Asset Management North America, L.P., which, through subsidiaries and affiliates in the U.S., Europe and Asia, manages more than $400 billion in assets for institutions and individuals as of September 30, 2004. AEW is located at Two Seaport Lane, World Trade Center East, Boston, Massachusetts 02210, is a registered investment adviser. A team of professionals at AEW, working with RSMC, is primarily responsible for overseeing the day-to-day operations of the Series.

     That team is led by Matthew A. Troxell, who serves as Portfolio Manager for the Series. Mr. Troxell joined AEW in 1994 as a Vice President and became a Principal of the firm in 1997. Mr. Troxell has 19 years of securities and portfolio management experience. Prior to joining AEW, he was a Vice President and Assistant to the President of Landmark Land Company and a Securities Analyst at A.G. Becker Paribas. Mr. Troxell is a Chartered Financial Analyst.

     Real Estate Management Services Group LLC. REMS, located at 1100 Fifth Avenue South, Suite 301, Naples, Florida 34102, was organized in May 2002. Prior to its formation as an independent adviser REMS operated as a division of Beach Investment Counsel (“BIC”) from May 2000 to May 2002. All assets, accounts and personnel of the REMS division of BIC transferred to the REMS. REMS is a registered investment adviser specializing in REIT portfolio management. As of September 30, 2004, the REMS Group had approximately $494 million in assets under management.

     Edward W. Turville, CFA is the Managing Director of REMS and has been with REMS since 2000. From 1992 to 2000, Mr. Turville was a Senior Vice President and shareholder of Dalton, Greiner, Hartman, Maher & Co. and managed real estate and REIT investments for the firm. He has conducted research related to publicly traded real estate securities since 1970, served as a director of a publicly traded real estate firm and provided consulting services to private real estate partnerships.

     John E. Webster, II, as Director of REIT Research, is responsible for real estate research and valuation analysis for real estate securities investments at REMS. Mr. Webster has been with REMS since 2000. Mr. Webster was an analyst for The Parthenon Group, Inc., from 1995 to the 2000. From 1988 to 1994, he was a loan officer and asset manager in the real estate group for the Bank of Nova Scotia, where he was responsible for an institutional portfolio of office, retail, hotel, and condominium assets. Mr. Webster also has direct real estate experience in both industrial and office development and leasing.

CAP FUNDS’ UNDERLYING SERIES EXPENSES

     The Cap Funds do not pay any sales load, Rule 12b-1 distribution fee or shareholder service fee in connection with their investments in shares of the Quantitative and Multi-Manager Series. However, the Cap Funds indirectly pay their pro rata share of the expenses incurred by the Series in which a Cap Fund invests, after any fee waivers or expense reimbursements. These expenses are set forth in the table below.

	Large Cap	Large Cap	Mid Cap	Mid Cap	Small Cap	Small Cap
	Quantitative	Multi-Manager	Quantitative	Multi-Manager	Quantitative	Multi-Manager
Management fees	0.64%[1]	0.94%[2]	0.65%[1]	0.92%[3]	0.64%[1]	1.15%[4]
Other expenses	0.41%	0.30%	0.71%	0.36%	0.62%	0.43%
Total Annual Operating Expenses[5]	1.05%	1.24%	1.36%	1.28%	1.26%	1.58%
Fees Waived and
Expenses Reimbursed	(0.12)%	(0.20)%	(0.14)%	(0.16)%	(0.22)%	(0.23)%
Net Annual Operating Expenses[5]	0.93%	1.04%	1.22%	1.12%	1.04%	1.35%

[1]	The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and a sub-advisory fee of 0.25% of annual average net assets payable to PPA.

[2]	The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.50%, 0.65% and 0.50%, of annual average net assets payable to ASA, M&C and First Quadrant, respectively.

[3]	The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.55%, 0.50% and 0.50%, of annual average net assets payable to BLM, EBS and EIC, respectively.

[4]	The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.70% and 0.80%, of annual average net assets payable to BFM and SFM, respectively.

[5]	RSMC has contractually agreed to waive a portion of certain Series’ advisory fee or reimburse expenses to the extent that (i) the combined total annual operating expenses of the Large Cap Quantitative Series and Large Cap Multi-Manager Series would otherwise exceed 1.00% flowing through to the Large Cap Fund, (ii) the combined total annual operating expenses of the Mid Cap Quantitative Series and Mid Cap Multi-Manager Series would otherwise exceed 1.15% flowing through to the Mid Cap Fund, and (iii) the combined total annual operating expenses of the Small Cap Quantitative Series and Small Cap Multi-Manager Series would otherwise exceed 1.25% flowing through to the Small Cap Fund. The amounts shown for waivers and/or reimbursements are based on a proportional allocation to each Underlying Series. RSMC, however, with the approval of the Board of Trustees, may use some other method for allocating the expense reduction to the Series so long as a Fund and RSMC are the only investors in a Quantitative or Multi-Manager Series and the combined total annual operating expenses of the Large Cap Quantitative Series and the Large Cap Multi-Manager Series, of the Mid Cap Quantitative Series and the Mid Cap Multi-Manager Series, and of the Small Cap Quantitative Series and the Small Cap Multi-Manager Series, in proportion to their assets do not exceed 1.00%, 1.15% and 1.25%, respectively. This expense reduction agreement will remain in place until July 1, 2006 unless the Board of Trustees approves its earlier termination.

SERVICE PROVIDERS

     The chart below provides information on the primary service providers.

Asset		Shareholder
Management		Services

Investment Adviser		Transfer Agent

Rodney Square Management Corp.		PFPC Inc.
1100 North Market Street		760 Moore Road
Wilmington, DE 19890		King of Prussia, PA 19406

Manages the investment activities of the Funds and each Series.		Handles certain shareholder services, including record keeping and statements, payment of distributions and processing of buy and sell requests.

WT MUTUAL FUND

Wilmington Large Cap Strategic
Allocation Fund
Wilmington Mid Cap Strategic
Allocation Fund
Wilmington Small Cap Strategic
Allocation Fund
Wilmington International Strategic
Allocation Fund
Wilmington Real Estate Strategic
Allocation Fund

Fund		Asset
Operations		Safe Keeping

Administrator and		Custodian
Accounting Agent

PFPC Inc.		Wilmington Trust Company
301 Bellevue Parkway		1100 North Market Street
Wilmington, DE 19809		Wilmington, DE 19890

PFPC Trust Company
8800 Tinicum Boulevard
Suite 200
Philadelphia, PA 19153

Provides facilities, equipment and personnel to carry out administrative services related to each Fund and calculates each Fund’s NAV and distributions.		Holds each Fund’s and Series’ assets, settles all portfolio trades and collects most of the valuation data required for calculating each Fund’s and Series’ NAV per share.

Distribution
Distributor

Professional Funds Distributor, LLC

760 Moore Road
King of Prussia, PA 19406

Distributes the Funds’ shares.

SHAREHOLDER INFORMATION

PRICING OF SHARES

     The Series value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by a Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC Inc. (“PFPC”) determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

     PFPC determines the net asset value (“NAV”) per share of each fund as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m. Eastern time), on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in a fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by the transfer agent. Shares will only be priced on business days.

PURCHASE OF SHARES

     Shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Investor Shares is $1,000. Additional investments in a fund may be made in any amount. You may purchase shares as specified below.

     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the WT Funds’ distributor (“Service Organization”), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment. If you wish to purchase shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

     By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Funds, indicating the name and class of a fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your account number. When you make purchases by check, a fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:
Wilmington Strategic Allocation Funds	Wilmington Strategic Allocation Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.

     Any purchase order may be rejected if a fund determines that accepting the order would not be in its or its shareholders best interest.

     It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

     For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

     You may sell your shares on any business day. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day if received after 4:00 p.m. Eastern time or on a non-business day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The fund’s name and your account number should accompany any redemption requests.

     Redemption Fees: A redemption fee of 1.00% of the total redemption amount (calculated at market value) will be imposed if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios (a list of which is shown under the heading “EXCHANGE OF SHARES” below). This fee is paid directly to the respective fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See “EXCHANGE OF SHARES” for additional information regarding the exchange of shares of a Wilmington Portfolio.

     Market Timing: The funds are not designed to accommodate market timing or repetitive trading. “Market timing” is defined as effecting frequent trades into or out of a fund in an effort to anticipate or time price movements. A fund may restrict or refuse purchase or exchange orders by market timers or by those persons a fund or the Distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a fund. There is no guarantee that the funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

     By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the fund name, your account number, your printed name and your signature and should be mailed with your signature guarantee to:

Regular mail:	Overnight mail:
Wilmington Strategic Allocation Funds	Wilmington Strategic Allocation Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Telephone: If you prefer to redeem your shares by telephone you may elect to do so, however there are risks. The funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine in order to mitigate the risk of fraudulent acts. If such safeguards and procedures are followed, you will bear the risk of any losses.

     Additional Information Regarding Redemptions: Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount exceeds $1,000. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds shares.

     If shares to be redeemed represent a recent investment made by check, the funds reserve the right to withhold the redemption proceeds until they believe that the check has been collected (which could take up to 10 days).

     Small Accounts: If the value of your investment in a fund falls below $500, you may be asked to increase your balance. If the account value is still below $500 after 60 days, your account may be closed and your proceeds sent to you. Your account will not be closed if it falls below $500 solely as a result of a reduction in your account’s market value.

     For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

     You may exchange all or a portion of your shares in a fund for Investor Shares of the following funds (“Wilmington Portfolios”):

Wilmington Large Cap Strategic Allocation Fund
Wilmington Mid Cap Strategic Allocation Fund
Wilmington Small Cap Strategic Allocation Fund
Wilmington Short/Intermediate Bond Portfolio
Wilmington Short-Term Income Portfolio
Wilmington Broad Market Bond Portfolio
Wilmington Municipal Bond Portfolio
Wilmington Real Estate Strategic Allocation Fund
Wilmington International Strategic Allocation Fund
Wilmington Large Cap Core Portfolio
Wilmington Small Cap Core Portfolio

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $500.

     Fees on Exchanges: If held for more than 60 days, there is no fee when shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “REDEMPTION OF SHARES” for additional information regarding redemptions and this fee.

     To obtain prospectuses of the other Wilmington Portfolios, call (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Portfolios may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

     Distributions from the net investment income, if any, of a fund, except for the International Fund are declared and paid quarterly to you. Distributions from net investment income, if any, of the International Fund are declared and paid annually. Any net capital gain realized by a fund will be distributed annually.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

     As long as a fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While a fund may invest in securities that earn interest exempt from Federal income tax, the funds invest primarily in taxable securities. Distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional shares, are generally taxable to you as ordinary income. You will be notified following the end of the calendar year of the amount of dividends and other distributions paid that year.

     Distributions of a net capital gain, if any, whether received in cash or reinvested in additional shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

     It is a taxable event for you if you sell or exchange shares of any fund. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in a fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS

     Professional Funds Distributor, LLC (“Distributor”) manages the funds’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

RULE 12B-1 FEES

     The Investor Shares of each fund have adopted a distribution plan under Rule 12b-1 that allows a fund to pay a fee to the Distributor for the sale and distribution of Investor Shares, and for services provided to shareholders of Investor Shares. Because these fees are paid out of a fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee as a percentage of a fund’s average daily net assets of its Investor Shares is 0.75% for each Cap Fund and 0.25% for each of the International Fund and Real Estate Fund.

MASTER/FEEDER STRUCTURE

     Other institutional investors, including other mutual funds, may invest in the Series. This structure enables various institutional investors, including the funds, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. Each shareholder of a Series, including the funds, will pay its proportionate share of the Series’ expenses.

     For reasons relating to costs or a change in investment goal, among others, a fund could invest in another Series or decide to manage its assets itself. No fund is currently contemplating such a move.

SHARE CLASSES

     The Cap Funds issue Institutional, Investor and Service Shares, and the International and Real Estate Funds issue Institutional and Investor Shares. Each class of shares bears a pro rata portion of a fund’s common expenses in addition to expenses directly attributable to that class. Any investor may purchase Investor Shares. Investor Shares pay a Rule 12b-1 distribution fee. Institutional Shares are offered to retirement plans and other institutional investors. Service Shares are offered to investors who use a financial intermediary to process transactions and are subject to a shareholder service fee.

GLOSSARY

“CAP” or MARKET CAPITALIZATION:

Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company’s common stock.

FUNDAMENTAL POLICY:

An investment policy that may not be changed or deviated from without shareholder approval.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

GROWTH STOCKS:

Growth stocks are the common stocks of growth-oriented companies, which are companies with growth earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in funds that invest in growth-oriented companies tend to receive most of their return in the form of capital appreciation.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INTERNATIONAL FUNDS:

International funds invest in securities traded in markets of at least three different countries outside of the United States. An investor in an international fund can avoid the hassles of investing directly in foreign securities and let that fund’s investment adviser handle the foreign laws, trading practices, customs and time zones of the foreign countries.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR “NAV”:

NAV	=	Assets — Liabilities

Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

REITs:

A REIT (real estate investment trust) is a company that pools investors’ funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.

TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund’s portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

VALUE STOCKS:

Value stocks are the common stocks of companies that are considered by the investment adviser to be undervalued relative to their underlying profitability, or rather their stock price does not reflect the value of the company.

FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     Annual/Semi-Annual Reports: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the funds’ performance for the most recently completed fiscal year or half-year.

     Statement of Additional Information: The SAI provides additional technical and legal descriptions of the funds’ policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

     Copies of these documents and answers to questions about the funds may be obtained free of charge by contacting:

WT Mutual Fund
c/o PFPC Inc.
760 Moore Road
King of Prussia, PA 19406
(800) 336-9970
9:00 a.m. to 5:00 p.m. Eastern time

     Information about the funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the funds may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

The investment company registration number for WT Mutual Fund is 811-08648.

WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND
WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND

of WT Mutual Fund
Service Shares

PROSPECTUS DATED NOVEMBER 1, 2004

     This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that these funds:

•	are not bank deposits

•	are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

•	are not federally insured

•	are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency

•	are not guaranteed to achieve their goal(s)

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

FUND DESCRIPTIONS — A look at the objectives, strategies, risks, fees and expenses of the Funds
Summary
Performance Information
Fees and Expenses
Example
ADDITIONAL INVESTMENT INFORMATION
Investment Objectives
Primary Investment Strategies
The Underlying Series of the Strategic Allocation Funds
Additional Risk Information
Management of the Fund
SERVICE PROVIDERS
SHAREHOLDER INFORMATION
Pricing of Shares
Purchase of Shares
Redemption of Shares
Exchange of Shares
Distributions
Taxes
DISTRIBUTION ARRANGEMENTS
Shareholder Service Fee
Fund Structure
Share Classes
GLOSSARY
FOR MORE INFORMATION

For information about key terms and concepts, please refer to the “Glossary.”

i

FUND DESCRIPTIONS

SUMMARY

Wilmington Large Cap Strategic Allocation Fund
Wilmington Mid Cap Strategic Allocation Fund
Wilmington Small Cap Strategic Allocation Fund

Investment Objective	The investment objective of each of the Wilmington Large Cap Strategic Allocation Fund (the “Large Cap Fund”), the Wilmington Mid Cap Strategic Allocation Fund (the “Mid Cap Fund”) and the Wilmington Small Cap Strategic Allocation Fund (the “Small Cap Fund”) (each a “Cap Fund” and collectively, the “Cap Funds”) is to achieve long-term capital appreciation.

Investment Focus	Equity or equity-related securities

Share Price Volatility	High

Principal Investment Strategies	The Cap Funds do not buy investment securities directly. Instead, each Cap Fund pursues its investment objective by investing in other affiliated mutual funds of WT Investment Trust I (“Series”). Each Cap Fund invests its assets in the Series in accordance with weightings determined by the investment adviser.

• The Wilmington Large Cap Strategic Allocation Fund invests at least 80% of its assets in shares of two or more Series, which invest primarily in equity securities of large cap companies, in order to give the Large Cap Fund broad exposure to large companies in the U.S. equity markets. Currently, the Large Cap Fund invests in shares of the Large Cap Quantitative Series and the Large Cap Multi-Manager Series; however, at any time, the Large Cap Fund’s investment adviser, Rodney Square Management Corporation (“RSMC”), may substitute, add or subtract Series in which the Large Cap Fund invests.

• The Wilmington Mid Cap Strategic Allocation Fund invests at least 80% of its assets in shares of two or more Series, which invest primarily in equity securities of mid cap companies, in order to give the Mid Cap Fund broad exposure to medium-sized companies in the U.S. equity markets. Currently, the Mid Cap Fund invests in shares of the Mid Cap Quantitative Series and the Mid Cap Multi-Manager Series; however, at any time, the Mid Cap Fund’s investment adviser, RSMC, may substitute, add or subtract Series in which the Mid Cap Fund invests.

• The Wilmington Small Cap Strategic Allocation Fund invests at least 80% of its assets in shares of two or more Series, which invest primarily in equity securities of small cap companies, in order to give the Small Cap Fund broad exposure to small companies in the U.S. equity markets. Currently, the Small Cap Fund invests in shares of the Small Cap Quantitative Series and the Small Cap Multi-Manager Series; however, at any time, the Small Cap Fund’s investment adviser, RSMC, may substitute, add or subtract Series in which the Small Cap Fund invests.

In deciding how to allocate a Cap Fund’s assets among Series, the investment adviser considers its outlook for the U.S. economy and financial markets, and the relative market valuations and volatility of the Series. Each Cap Fund normally invests 0% to 60% of its assets in a Quantitative Series and 40% to 100% of its assets in a Multi-Manager Series. The investment adviser reserves the right to adjust the percentages invested in a Series.

Principal Risks	•	The Cap Funds are subject to the risks summarized below and further described under the heading “Additional Risk Information” in this prospectus.

	•	A principal risk of investing in a Cap Fund is that the investment adviser’s techniques for allocation among two or more Series and selection of Series will not produce the desired results, and therefore a Cap Fund may not achieve its investment objective.

	•	The value of your investment in a Cap Fund is directly related to the investment performance of the Series in which it invests. Therefore, the principal risks of investing in a Cap Fund are closely related to the principal risks associated with the underlying Series and their investments. Because a Cap Fund’s allocation of assets among two or more Series will vary, your investment may be subject to any and all of these risks at different times and to different degrees.

	•	An investment in a Cap Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

	•	It is possible to lose money by investing in a Cap Fund. There is no guarantee that the stock market or the securities in which the Series invest will increase in value.

	•	A Cap Fund’s share price will fluctuate in response to changes in the market value of the Series’ investments. Market value changes result from business or economic developments affecting an issuer as well as general market and economic conditions.

	•	Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.

	•	A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

	•	Because each Multi-Manager Series employs a multi-manager approach, the interplay of the various strategies employed by the investment adviser and sub-advisers may result in a Series holding large positions in certain types of securities, industries or sectors, which may have a negative effect on performance.

	•	Each Series may use equity derivatives to pursue its investment objective. The use of derivatives may expose a Series to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Series to experience higher losses than a fund that does not use derivatives.

	•	Small and mid cap companies may be more vulnerable than large cap companies to adverse business or economic developments, and their securities may be less liquid and more volatile.

	•	The performance of each Series and, therefore, each Cap Fund, will depend on whether or not the investment adviser or sub-adviser is successful in pursuing an investment strategy.

Investor Profile	For investors seeking long-term growth of capital consistent with the volatility of the equity markets.

PERFORMANCE INFORMATION

     The Wilmington Large Cap Strategic Allocation Fund, the Wilmington Mid Cap Strategic Allocation Fund and the Wilmington Small Cap Strategic Allocation Fund were first offered on July 1, 2003, and therefore, do not have a full calendar year of performance.

FEES AND EXPENSES

     The table below shows the fees and expenses that you may pay if you buy and hold Service Shares of a Cap Fund. The expenses are shown as a percentage of its net assets.

Shareholder Fees (fees paid directly from your investment)	Service Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee(a)	1.00%
Exchange fee(a)	1.00%

(a)	Service Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See “REDEMPTION OF SHARES” and “EXCHANGE OF SHARES” elsewhere in this prospectus for additional information.

Annual Operating Expenses (expenses that are deducted from a fund assets)1

	Wilmington Large	Wilmington Mid Cap	Wilmington Small
	Cap Strategic	Strategic Allocation	Cap Strategic
Service Shares	Allocation Fund	Fund	Allocation Fund
Management fees[2]	None[3]	None[4]	None[5]
Shareholder service fees	0.25%	0.25%	0.25%
Other expenses	0.36%	0.59%	0.44%
Underlying Series’ expenses[6]	1.17%	1.30%	1.48%
Total annual operating expenses[7]	1.78%	2.14%	2.17%
Waivers/Reimbursements[8]	(0.53)%	(0.74)%	(0.67)%
Net expenses[8]	1.25%	1.40%	1.50%

[1]	The table above and the Example below each reflect the aggregate annual operating expenses of a fund and its underlying or corresponding Series.

[2]	RSMC as investment adviser to the Cap Funds does not receive an advisory fee for its services to such Funds.

[3]	RSMC, as investment adviser to the Series in which the Large Cap Fund invests, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Armstrong Shaw Associates, Inc., Montag & Caldwell, Inc. and First Quadrant, L.P., each a sub-adviser to the Large Cap Fund’s underlying Series, receives sub-advisory fees, before any waivers, of up to 0.25%, 0.50%, 0.65% and 0.50%, respectively.

[4]	RSMC, as investment adviser to the Series in which the Mid Cap Fund invests, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Bennett Lawrence Management, LLC, Eubel Brady and Suttman Asset Management, Inc. and Equity Investment Corporation, each a sub-adviser to the Mid Cap Fund’s underlying Series, receives sub-advisory fees, before any waivers, of up to 0.25%, 0.55%, 0.50% and 0.50%, respectively.

[5]	RSMC, as investment adviser to the Series in which the Small Cap Fund invests, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Batterymarch Financial Management, Inc. and Systematic Financial Management, L.P., each a sub-adviser to the Small Cap Fund’s underlying Series, receives sub-advisory fees, before any waivers, of up to 0.25%, 0.70% and 0.80%, respectively.

[6]	For a listing of the expenses, waivers and/or reimbursements associated with each Underlying Series, please see “MANAGEMENT OF THE FUND - UNDERLYING SERIES EXPENSES.” Series’ expenses flowing through to a Cap Fund are expected to vary with changes in the allocation of a Cap Fund’s assets, and may be lower than those shown above.

[7]	For Service Shares, RSMC has contractually agreed to reimburse each Cap Fund for other expenses to the extent such other expenses together with the underlying Series’ expenses exceed 1.25%, 1.40% and 1.50% for the Large Cap Fund, the Mid Cap Fund, and the Small Cap Fund, respectively. This undertaking will remain in place until July 1, 2006 for the Cap Funds unless the Board of Trustees approves its earlier termination.

[8]	The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the funds where a Class’ average daily net assets is below $75 million through September 2007. As a percentage of average net assets, these fees equaled 0.05%, 0.14%, and 0.08% for the Large Cap Fund, the Mid Cap Fund, and the Small Cap Fund, respectively, for the fiscal year ended June 30, 2004.

EXAMPLE

     This example is intended to help you compare the cost of investing in Service Shares of a fund with the cost of investing in other mutual funds. The below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	a fund’s total operating expenses (reflecting contractual waivers or reimbursements through July 1, 2006) were charged and remained the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Service Shares	1 Year	3 Years	5 Years	10 Years
Wilmington Large Cap Strategic Allocation Fund	$127	$498	$905	$2,042
Wilmington Mid Cap Strategic Allocation Fund	$143	$569	$1,053	$2,390
Wilmington Small Cap Strategic Allocation Fund	$153	$598	$1,087	$2,437

     The above example is for comparison purposes only and is not a representation of a fund’s actual expenses and returns, either past or future of the Service Shares of a fund.

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT OBJECTIVES

     The investment objective of each of the Wilmington Large Cap Strategic Allocation Fund, the Wilmington Mid Cap Strategic Allocation Fund and the Wilmington Small Cap Strategic Allocation Fund is to achieve long-term capital appreciation. A Cap Fund’s investment objective may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders. There is no guarantee that a Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND
WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND
(the “Cap Funds”)

     The Cap Funds seek to achieve their investment objective by investing at least 80% of their assets in a Quantitative Series and a Multi-Manager Series of WT Investment Trust I that invest in securities with the same investment strategy with respect to market capitalization as a Cap Fund (i.e., the Large Cap Fund allocates its assets to the Large Cap Quantitative Series and the Large Cap Multi-Manager Series, each of which invest primarily in large cap companies). The Cap Funds normally invest all of their assets in shares of two or more Series and do not invest directly in stocks of other issuers.

     RSMC, each Cap Fund’s investment adviser, selects the Series in which a Cap Fund invests. The investment adviser determines how a Cap Fund allocates and reallocates its assets between or among Series.

     RSMC does not allocate a Cap Fund’s assets according to a predetermined percentage or blend of underlying Series; instead, the investment adviser regularly determines the appropriate blend for a Cap Fund by allocating between or among the Series. When making these decisions, RSMC considers various quantitative and qualitative data relating to the U.S. economy and securities markets. These data may include: projected growth trends in the U.S. economy, forecasts for interest rates and the relationship between short- and long-term interest rates (commonly referred to as the “yield curve”), current and projected trends in inflation, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing trends and the cost of capital, political trends, data relating to trade balances and labor information. RSMC may also consider proprietary research provided by the sub-advisers of the Series. RSMC has the flexibility to reallocate a Cap Fund’s assets in varying percentages among Series based on its ongoing analyses of the equity markets. However, tactical shifts in allocation and reallocation among Series are not expected to be large or frequent in nature. This approach allows RSMC to allocate and reallocate assets between or among Series that employ varying investment styles and techniques such as (i) style specific active management, featuring growth-oriented or value-oriented stock selection; and (ii) enhanced indexing, which combines quantitative security selection and non-stock market investment strategies to approximate the performance of a securities index.

     The frequency of portfolio transactions and each Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series’ shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. Under normal market conditions, the turnover rate is expected to be less than 100% for each Series.

     Primary Investment Strategies of the Cap Funds’ underlying Series. Below is a discussion on the principal investment strategies of each Series into which the Cap Funds currently allocate their assets.

Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series (the “Quantitative Series”)

     The Large Cap Quantitative Series invests at least 80% of its assets in equity securities of large cap companies included in the S&P 500 Index. The Mid Cap Quantitative Series invests at least 80% of its assets in equity securities of mid cap companies included in the S&P Mid Cap 400 Index. The Small Cap Quantitative Series invests at least 80% of its assets in equity securities of small cap companies included in the S&P SmallCap 600 Index. The benchmark indices for each of the Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series are the S&P 500 Index, S&P Mid Cap 400 Index and S&P Small Cap 600 Index, respectively (each a “Respective Index”).

     RSMC, as investment adviser to each Quantitative Series, determines the recommended allocation of a Series’ assets with respect to “growth” style securities (as represented by a Series’ Respective Barra Growth Index) and “value” style securities (as represented by a Series’ Respective Barra Value Index). It is intended that at least 20% of each Series’ assets will be allocated into the growth and value styles.

     When making these asset allocation determinations, RSMC considers, among other things, its expectation for the performance of the U.S. economy and financial markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, and information relating to business cycles. RSMC has the flexibility to reallocate the Quantitative Series’ assets between a growth weighted portfolio or a value weighted portfolio based on RSMC’s ongoing analyses of the equity markets, although these tactical shifts are not expected to be a large percentage of a Series assets nor occur more frequently than monthly. RSMC or a sub-adviser may purchase the securities of one or more exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) (“ETFs”) which track a securities market index of large cap companies, mid cap companies and small cap companies on behalf of the Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series, respectively (e.g. iShares, SPDRS (except for the Small Cap Quantitative Series) or Vipers). As a shareholder in an investment company, a Series would bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies. However, a Series may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

     Based on RSMC’s allocation, Parametric Portfolio Associates (“PPA”), the sub-adviser to each of the Quantitative Series, uses a “quantitative” approach to build a portfolio in accordance with RSMC’s allocation decisions. Unlike “active” managers, PPA does not try to substantially outperform the indices nor does the sub-adviser seek temporary or defensive positions when markets decline or appear overvalued. Each of the Quantitative Series may use derivative instruments, primarily for liquidity, risk management or hedging purposes. The sub-adviser does not routinely make judgments about the investment merit of a particular security or apply traditional economic, financial or market analysis.

     PPA invests in a representative sample of securities in a Series’ Respective Index weighted to reflect the investment adviser’s style allocation. This essentially means building a portfolio with a growth portion based on its Respective Barra Growth Index and a value portion based on its Respective Barra Value Index. PPA expects that each “portion of the portfolio” will have, in the aggregate, investment characteristics (such as market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the corresponding Barra Index. It is not expected that a Quantitative Series will hold all of the securities that are included in its Respective Index or its component Barra Indices; however, the Large Cap Quantitative Series will usually hold 200 to 350 of those securities, the Mid Cap Quantitative Series will usually hold 150 to 300 of those securities, and the Small Cap Quantitative Series will usually hold 250 to 450 of those securities.

     The performance of each Quantitative Series and its Respective Index will vary due to transaction costs, market impact, portfolio expenses, corporate actions (such as mergers and spin-offs), timing variances and RSMC’s allocation between growth and value styles. The return for each of the growth and value portions of the portfolio is intended to correlate closely with the return of its corresponding Barra Index by selecting a portion of the stocks represented in the index using proprietary quantitative techniques developed by PPA. PPA also uses these techniques to make sell decisions. Each of the Quantitative Series is designed to have a portfolio with similar characteristics to those of its Respective Index, including such measures as dividend yield, price-to-earnings ratio, relative volatility, economic sector exposure, growth or value characterizations, return on equity and market price-to-book value ratio. Notwithstanding these strategies, there is no assurance that a Quantitative Series’ investment performance will equal or approximate that of its Respective Index.

Large Cap Multi-Manager Series, Mid Cap Multi-Manager Series and Small Cap
Multi-Manager Series (the “Multi-Manager Series”)

     The Large Cap Multi-Manager Series invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

•	Common stock of U.S. corporations that have that have a market capitalization at least equal to that of the smallest company in the S&P 500 Index (“large cap companies”), at the time of purchase;

•	Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of large cap companies, e.g. iShares, SPDRs, Vipers; and

•	Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of large cap companies.

     The Mid Cap Multi-Manager Series invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

•	Common stocks of U.S. corporations that have a market capitalization between the smallest and largest company in the S&P Mid Cap 400 Index (“mid cap companies”), at the time of purchase;

•	Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of mid cap companies, e.g. iShares, SPDRs, Vipers; and

•	Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of mid cap companies.

     The Small Cap Multi-Manager Series invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

•	Common stocks of U.S. corporations that have a market capitalization less than the largest company in the S&P SmallCap 600 Index (“small cap companies”), at the time of purchase;

•	Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of small cap companies, e.g. iShares, SPDRs, Vipers; and

•	Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of small cap companies.

     Although each Multi-Manager Series maintains liquidity reserves (i.e. cash awaiting investment or held to meet redemption requests), a Multi-Manager Series may expose these reserves to the performance of one or more equity markets, usually by use of stock index futures contracts and options on such futures contracts, as well as exchange traded and over the counter options, and equity index swaps to attempt to hedge actual or anticipated investment securities positions.

     As a temporary or defensive policy, each Multi-Manager Series may invest up to 100% of its assets in high quality money market instruments and other short-term debt instruments. The result of this action may be that a Series will be unable to achieve its investment objective.

Adviser Allocation

     Each of the Multi-Manager Series employs a multi-manager approach, relying on several sub-advisers with differing investment philosophies to manage a portion of a Series’ assets under the general supervision of RSMC. RSMC may also allocate a portion of a Series’ assets (up to 60%) to shares of exchange traded funds or (“ETFs”) whose underlying investments are consistent with a Multi-Manager Series’ investment objective. As a shareholder in an investment company, a Multi-Manager Series would bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies. However, a Multi-Manager Series may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

     RSMC will allocate the balance of a Multi-Manager Series’ assets between or among the sub-advisers. When making these allocation decisions, RSMC considers, among other things, its expectations for the performance of the U.S. economy and financial markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, and information relating to business cycles.

     This approach allows RSMC to allocate assets between or among sub-advisers that employ growth-oriented stock selection or value-oriented stock selection techniques. Each sub-adviser uses its own investment approach and strategy to achieve a Series’ investment objective.

     Each Multi-Manager Series’ multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. The multiple investment approach is designed to soften the impact of a single sub-adviser’s performance in a market cycle during which that sub-adviser’s investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser’s performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of another sub-adviser. There can be no guarantee that the expected advantage of the multiple sub-adviser technique will be achieved.

Strategies of Sub-Advisers to the Large Cap Multi-Manager Series

     Armstrong Shaw Associates, Inc. (“ASA”)

     ASA employs a large capitalization, absolute value investment philosophy. The sub-adviser invests in securities where a rigid cash flow or asset value analysis determines that a company’s stock is selling at a substantial discount to its intrinsic value. Establishing this intrinsic value is critical to ASA’s methodology. While the level of the overall market or trends in numerous economic factors may affect the timing in which ASA’s perceived value is recognized, these considerations are not the basis for its investments. Rather, ASA has a classic bottom-up, company-by-company view of investing.

     Inherent in ASA’s absolute value approach is its objective to minimize downside risk. To further this aim, ASA screens for companies with proven track records, strong balance sheets and large capitalizations. The sub-adviser’s minimum investment time horizon is 18 to 24 months. At any point in time, ASA may have investments in as many as 30 to 40 securities in the portfolio managed for the Series. ASA feels that constant monitoring of these positions through regular discussions with management is a crucial part of its portfolio management. Additionally, approximately 100 other companies are followed on a watch list for future investment.

     In conjunction with ASA’s view that market timing is generally an unrewarding exercise, the firm has predetermined buy and sell levels for each security it purchases. These target points help ASA to avoid the emotional excesses of the market with respect to the Series’ investments.

     Montag & Caldwell, Inc. (“M&C”)

     The Investment Policy Group (or IPG, which consists of all portfolio managers and analysts) works as a team by using a bottom-up stock selection process. The identification of appropriate stocks for consideration begins with screening a database of 9000 common equity securities for market capitalization of at least $3 billion and a minimum 10% historical secular earnings growth rate. The resultant universe of approximately 500 common stocks is then subject to proprietary earnings and valuation models. Analyst judgment based on qualitative factors and strong financial characteristics further narrow the universe to a select list of approximately 150 names. Analysts follow these stocks closely, regularly evaluating their valuation and relative earnings growth. A position is initiated in a stock that is trading at a discount (normally 10-25%) to the estimate of its intrinsic value. This value is computed using a modified dividend discount model that incorporates their analysts’ assumptions for normalized earnings, secular earnings growth rate (minimum 10%, maximum 20%), dividend payout ratio, and a stock specific risk adjusted discount rate. The valuation model is a dynamic process in which the earnings base is adjusted each quarter. In addition, the fundamental attributes that contribute to the risk-adjusted discount rate are re-evaluated annually for each security and more frequently if market, industry, or specific company issues so demand. The valuation model is updated daily and published every two weeks. Above median relative earnings growth is considered to be the catalyst driving share price appreciation. This measure is determined by comparing estimated and historical six-month annualized earnings growth to a benchmark and subsequently ranking companies by decile. Analyst judgment based on fundamental analysis that includes thorough due diligence of company and industry fundamentals is the final arbiter in determining candidates to be presented to the IPG for investment consideration and potential inclusion in the growth model portfolio of 30 to 40 issues.

     If a company’s results remain consistent with the firm’s forecast, M&C could hold the position for a number of years. Average annual turnover is normally 30 to 50 percent. A holding will be reviewed for probable sale when it reaches M&C’s target price ratio, which is normally 120% of the determination of its fair value. Trimming the position, rather than total sale, might be the decision in the case of a high-growth company with rapidly compounding earnings. Stocks are also sold when experiencing weakening earnings momentum, or underperforming the market. Any significant earnings disappointment will trigger an immediate review of the holding and a decision to “add or sell.” Since the investment policy centers on positive earnings momentum within a six-month period, “add or sell” decisions are made within that framework. This time frame may be extended for one quarter out to nine months, in order to capture exceptionally good value occurring just prior to restored earnings momentum. Unless there is visible earnings growth for the next six-nine months and the valuation is attractive enough to justify adding positions, a position will be sold on earnings disappointments. A position will also be reduced when it exceeds 5% of the equity portion of a portfolio.

     First Quadrant, L.P. (“First Quadrant”)

     First Quadrant uses a proprietary quantitative analytical model in constructing the Series’ investment portfolio to reflect the characteristics of the S&P 500 Index, the Series benchmark index, and combines a top-down analysis of market and economic conditions with a bottom-up stock selection review process to enhance returns. The top-down analysis consists of a review of market and economic data such as interest rates, commodity price changes, market volatility levels, inflation expectations, credit spreads and foreign exchange rates to identify those industries and sectors of the U.S. economy that are likely to benefit from present and future economic conditions. First Quadrant modifies industry weightings in the Series’ portfolio relative to the S&P 500 Index based on the top-down analysis, consistent with maintaining tax efficiency for investors. In general, these weightings will not differ from the industry weightings of the S&P 500 Index by more than +/-5%. In addition, consistent with minimizing taxable gains and enhancing returns, First Quadrant may underweight and overweight the Series’ exposure (relative to the S&P 500 Index) to specific securities within an industry. Individual stocks are selected based upon a bottom-up review of a variety of security-specific valuation metrics, such as earnings revisions, earnings surprise signals, insider trading, corporate actions and changes in various indices.

     First Quadrant manages the portion of the Series’ portfolio allocated to it to minimize taxable distributions to shareholders. First Quadrant applies a variety of tax-sensitive investment techniques, including: (i) investing in stocks that pay below-average dividends; (ii) employing a buy-and-hold strategy that will avoid realizing short-term capital gains and defer as long as possible the realization of long-term capital gains; and (iii) realizing losses on specific securities or specific tax lots of securities to offset realized gains. The investment portfolio under First Quadrant’s management can be expected to distribute a smaller percentage of its returns each year than other equity mutual funds that are managed without regard to tax considerations.

Strategies of Sub-Advisers to the Mid Cap Multi-Manager Series

     Bennett Lawrence Management, LLC (“BLM”)

     BLM employs a mid cap growth investment strategy investing in competitively advantaged companies benefiting from major economic trends. The sub-adviser believes that growth opportunities can be found in companies within market sectors where strong demand trends and a rapid rate of growth are evident relative to other market sectors.

     In seeking competitively advantaged companies that participate in the fastest growing markets, BLM’s investment management team thoroughly researches each company in which it invests. Its primary research includes discussions with the management of the company and its competitors, suppliers and customers. At any time, BLM may invest in 25-35 securities concentrated in those sectors, which BLM believes to be the fastest growing economic sectors. By not having exposure to all sectors or industries within the economy, BLM expects its portfolio managed on behalf of the Series to be more volatile than broad market indexes. Ongoing discussions with company management and other industry sources as well as limits on individual position weightings are important factors in risk control.

     Eubel Brady and Suttman Asset Management, Inc. (“EBS”)

     EBS follows a domestic value strategy to investing. In implementing its investment strategy, EBS attempts to identify great businesses, which are operated by excellent management teams. EBS’ strategy is a fundamental approach that attempts to choose companies traditionally classified as “value” while not excluding growing companies if their price is attractive relative to other fundamental measures. The companies in which EBS invests will typically have relatively low price-to-earnings, price-to-book, and price-to-cash flow ratios.

     EBS begins its stock selection process with a universe of more than 1,000 domestic companies, and initially screens these companies based on traditional measures of valuation such as price-to-earnings, price-to-book, and price-to-cash flow ratios. In the initial phases of its stock selection process, EBS also analyzes published annual and quarterly reports, 10K’s, and other public information. More in-depth analysis follows EBS’s initial screening with the use of data services, such as Compustat PC Plus. Based on this analysis, EBS identifies companies which it believes have good value and then classifies such companies as either a pricing anomaly or a core holding. Core holdings are higher quality businesses with long-term growth prospects. At times, both core and anomaly holdings are held. Once a company has been identified for potential investment by EBS’s research team, that company is presented to EBS’s Investment Policy Committee, which makes the final decision to purchase. EBS will generally sell a company it holds if it is determined that the company has become overvalued, market conditions have changed or company fundamentals have deteriorated.

     Equity Investment Corporation (“EIC”)

     EIC invests in well-managed, structurally sound companies selling at a discount to their “true” value, while avoiding those that look inexpensive relative to their historical records but which are actually in long-term structural decline (best thought of as “value traps”).

     Starting with approximately 2,000 stocks having market caps above $500 million, EIC looks for companies with a return on equity above 9% and a growth rate above 7%. (The market cap, ROE and growth rate figures are guidelines rather than hard and fast minimums.) Additional ideas are sometimes uncovered through traditional news sources, non-opinionated research, and simply being aware of companies that have seen recent and significant price declines.

     Once a potential candidate is identified, the first step in the process is to determine whether the company is selling at a discount to its “true” value, based upon proprietary, in-house valuation models. EIC values businesses such that if it bought and operated the entire business, it would earn the inflation rate plus a premium on its initial capital investment and all capital reinvested to grow the business over a given time horizon. Two key inputs to the models are return on equity and growth.

     Once it has been determined that a company is selling at a meaningful discount to its true business value, graphical financial statement analysis is used to examine four general areas of potential risk: financial, operational, management, and business. The objective of this exercise is to focus on well-managed, structurally sound companies and to eliminate potential value traps.

     After the graphical financial statement analysis, in-depth fundamental research is performed, which includes reading the annual reports and footnotes as well as the management discussion and analysis section of 10-Ks and 10-Qs, to gain further insight into accounting policies, unusual transactions, attempts to manage earnings, and any other evidence that reality is different than what the financial statements reveal.

If a company passes all levels of analysis, then it may be added to portfolios.

Stocks are sold if any of the following conditions are met:

•	The security reaches EIC’s measure of full value.

•	The position increases to more than 6% of the portfolio.

•	The firm shows balance sheet stress, indicating potential earnings management, weak financial controls or possible earnings shortfalls.

•	A major change occurs rendering historical data invalid for determining the true value of business ownership.

•	The firm’s quality or financial strength falls below acceptable levels.

Strategies of Sub-Advisers to the Small Cap Multi-Manager Series

     Batterymarch Financial Management, Inc. (“BFM”)

     Rigorous stock selection and effective risk control are the foundation of BFM’s small cap growth strategy. BFM looks at stocks from a fundamental perspective, using the speed and efficiency of quantitative techniques. The investment process ranks stocks across the dimensions typically used by fundamental investors – cash flow, earnings growth, expectations, value, technical and corporate signals – using traditional fundamental factors such as book value to price, EPS forward to price and sales momentum, as well as proprietary measures. All factors incorporated into the stock selection process have been tested for their effectiveness in predicting excess return. The process runs daily, ranking all 3,000 securities in BFM’s liquid investable universe. All buy/sell decisions are determined by these rankings, ensuring that they are based on each stock’s objective valuation.

     Sector allocation decisions are made using a proprietary, bottom-up sector model. A multifactor risk model optimizes the portfolio, weighing variables such as stock rankings, sector weights, market cap constraints and client-directed guidelines. BFM uses a variety of fundamental growth, value and quality characteristics for accurate, daily identification of growth stocks. In general, most of the stocks BFM holds will have market capitalizations of $50 million to $2 billion. The portfolio is always fully invested and broadly diversified, with strict controls over sector and market cap exposures. BFM’s proprietary trading strategy is designed to minimize total transaction costs – opportunity costs, market impact and commissions. Portfolio managers manually review all buy/sell decisions before execution. Daily analysis of completed transactions is used to monitor trade efficiency.

     Systematic Financial Management L.P. (“SFM”)

     SFM’s small cap value approach utilizes proprietary value-oriented methodologies to identify small capitalization companies that are trading at a discount to their intrinsic value and average market valuations. SFM believes that the true value of a company is the present value of its cash on hand and its expected future cash inflows. As a result, SFM’s small cap value approach seeks to identify undervalued small capitalization companies by thoroughly analyzing the cash flow characteristics of potential investments.

     SFM serves as a sub-adviser to manage a portion of the Small Cap Multi-Manager Series on a day-to-day basis. In choosing investments for the Small Cap Multi-Manager Series, SFM invests in companies that possess strong cash flow characteristics, have low levels of debt and which it believes are undervalued relative to a company’s ability to generate cash flows.

     SFM makes investments in these companies based on its fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates,

market position of the company and industry outlook. Systematic also looks for “catalysts” which could positively or negatively affect prices of current and potential Series companies.

ADDITIONAL RISK INFORMATION

     The following is a list of certain risks that may apply to your investment in a fund. Further information about investment risks is available in our Statement of Additional Information (“SAI”):

•	Allocation Risk: A Cap Fund’s investment performance depends, in part, upon how its assets are allocated and reallocated between or among two or more Series. A principal risk of investing in a Cap Fund is that the investment adviser will make less than optimal or poor asset allocation decisions and/or that the investment adviser will make less than optimal decisions in selecting the Series in which a Cap Fund invests. The investment adviser attempts to identify asset classes and sub-classes represented by a Series that will provide consistent performance for a Cap Fund, but there is no guarantee that the investment adviser’s allocation techniques will produce the desired results. It is possible that the investment adviser will focus on Series that perform poorly or underperform other available Series under various market conditions.

•	Underlying Series Risks. Because each fund invests all of its assets in one or more Series, the risks associated with investing in a fund are closely related to the risks associated with the securities and other investments held by the Series in which a fund invests. The ability of a fund to achieve its investment objective will depend upon the ability of the Series in which it invests to achieve its investment objective. There can be no assurance that the investment objective of any Series will be achieved. A fund’s net asset value will fluctuate in response to changes in the net asset values of the Series in which it invests.

With respect to the Cap Funds, the extent to which the investment performance and risks associated with a Cap Fund correlate to those of a particular Series will depend upon the extent to which a Cap Fund’s assets are invested in a Series. To the extent a Cap Fund invests a significant portion of its assets in a Series, it will be particularly sensitive to the risks associated with that Series.

     The following principal risks are associated with investments in a Series and, indirectly, with your investment in a fund. Each Series may be subject to additional principal risks other than those described below because the types of investments made by a Series can change over time. The summary is not intended to be exhaustive. For additional technical and legal descriptions of these risks and the securities and investment techniques used by a Series, please refer to our SAI.

•	Allocation Risk: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers of a Series. To the extent that the investment adviser allocates more assets to one sub-adviser, the performance of that sub-adviser will have a greater effect on the Series’ performance.

•	Derivatives Risk: Some Series’ investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Series’ total assets may be committed or exposed to derivative strategies.

•	Growth Investing Risk: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.

•	IPO Risk: A Series may acquire common and preferred stock of issuers in an initial public offering (IPO). Securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. Series may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a small component of the Series’ portfolio as the Series’ assets increase (and thus have a more limited effect on performance).

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Multi-Manager Risk: The investment styles employed by sub-advisers may not be complementary. The interplay of the various strategies employed by the sub-advisers may result in a Fund indirectly holding a concentration in certain types of securities, industries or sectors. This concentration may be detrimental to a fund’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a fund’s realization of capital gains.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Small/Mid Cap Risk: Small cap and mid cap companies may be more vulnerable than large cap companies to adverse business or economic developments. Small and mid cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of large cap companies and therefore may involve greater risk.

•	Valuation Risk: The risk that a Series has valued certain of its securities at a higher price than it can sell them.

•	Value Investing Risk: The risk that the investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

MANAGEMENT OF THE FUND

     The Board of Trustees of WT Mutual Fund (the “WT Fund”) has oversight responsibility the management, activities and affairs of the WT Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the WT Fund and its shareholders.

INVESTMENT ADVISER

     RSMC, 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to the Cap Funds, the Multi-Manager Series, and the Quantitative Series. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. As the Strategic Funds’, the Quantitative Series’, and the Multi-Manager Series’ investment adviser, RSMC has overall responsibility for directing their investments. For each Series, RSMC allocates the Series’ assets among sub-advisers and oversees the sub-advisers’ investment activities. As of September 30, 2004, RSMC had $4.7 billion assets under management.

     No fund pays an advisory fee to RSMC. The funds indirectly pay their proportionate share of the advisory and sub-advisory fees paid by the Series. For the fiscal year ended June 30, 2004, the Series paid, in the aggregate, the following advisory and sub-advisory fees (after waivers), as a percentage of each Series’ average daily net assets:

Large Cap Quantitative Series	0.52%
Mid Cap Quantitative Series	0.51%
Small Cap Quantitative Series	0.43%
Large Cap Multi-Manager Series	0.74%
Mid Cap Multi-Manager Series	0.76%
Small Cap Multi-Manager Series	0.90%

     Subject to its obligation to seek best execution, the investment adviser may direct the sub-advisers to place trades through designated brokers, which may include brokers affiliated with the investment adviser or a sub-adviser. Such directed brokerage transactions, placed with an affiliated broker-dealer, will be completed in accordance with the applicable regulatory requirements and the procedures adopted by the Board of Trustees.

PORTFOLIO MANAGEMENT

     The management of the Cap Fund and the Series is the responsibility of a group of RSMC investment professionals, which makes its investment decisions based, in part upon asset allocation strategy models prepared by the Investment Strategy Team. The Investment Strategy Team is comprised of investment professionals at RSMC and its affiliates that meets regularly to formulate the asset allocation strategy models based upon various factors, including current market and economic conditions, for use by RSMC and its affiliates in their investment management activities.

Sub-Adviser –Quantitative Series

     Parametric Portfolio Associates, Inc. PPA, the sub-adviser to each of the Quantitative Series, is a registered investment adviser located at 1151 Fairview Avenue North, Seattle, Washington 98109. PPA is controlled by Eaton Vance Corp., which owns 80% of PPA’s stock equity. Since 1987, PPA has provided advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, trusts, and individuals. As of September 30, 2004, PPA had assets under management of approximately $8.04 billion.

     Thomas Seto is Vice President and Director of Portfolio Management of PPA. He is responsible for all portfolio management at PPA. Prior to joining PPA in 1998, Mr. Seto served as the Head of U.S. Equity Index Investments at Barclays Global Investors.

Sub-Advisers – Large Cap Multi-Manager Series

     Armstrong Shaw Associates Inc. ASA is a registered investment adviser founded in 1984, and located at 45 Grove Street, New Canaan, Connecticut. As of September 30, 2004, ASA had assets under management of approximately $6.5 billion. Jeffrey Shaw is the lead portfolio manager for the portion of the Series managed by ASA. He has been the Chairman and President of ASA since 1999 and 1989, respectively, and is a co-founder of the firm.

     Montag & Caldwell, Inc. M&C is a registered investment adviser founded in 1945, and located at 3455 Peachtree Road NE Suite 1200, Atlanta, Georgia 30326. M&C is a wholly — owned subsidiary of ABN AMRO Asset Management Holdings, Inc. As of September 30, 2004, M&C had assets under management of approximately $28.16 billion. An investment management team makes the investment decisions with respect to the portion of assets of the Large Cap Multi-Manager Series allocated to M&C.

     Ronald E. Canakaris, CIC, CFA, leads the investment management team that sub-advises a portion of the assets of the Large Cap Multi-Manager Series. Mr. Canakaris is President, Chief Executive Officer and Chief Investment Officer of M&C. He has been with the firm since 1972 and is responsible for developing the firm’s investment process. He has a B.S. and B.A. from the University of Florida.

     First Quadrant, L.P. First Quadrant is a registered investment adviser founded in 1988, and located at 800 East Colorado Boulevard, Suite 900, Pasadena, California 91101. Affiliated Managers Group, Inc., located at 600 Hale Street, Prides Crossing, MA 01965, indirectly owns a majority interest in First Quadrant. First Quadrant offers advice, investment management and related services to institutional and individual clients using various investment strategies including taxable and tax-exempt equity management, global tactical asset allocation, market neutral approaches and currency overlay. As of September 30, 2004, First Quadrant had assets and overlays under management of approximately $19.47 billion. With respect to the portion of the Large Cap Multi-Manager Series’ assets allocated to First Quadrant, Christopher G. Luck and R. Max Darnell are the lead portfolio managers.

     Mr. Luck is a Partner of First Quadrant and a Director of Equity Portfolio Management, positions he has held since March 1996, and previously was the Director of Equity Management of First Quandrant’s predecessor, First Quadrant Corporation, since September 1995. Mr. Darnell is a Partner and the Chief Investment Officer of, and a portfolio manager for, First Quadrant and has been with the firm since 1991.

Sub-Advisers – Mid Cap Multi-Manager Series

     Bennett Lawrence Management, LLC. BLM is a registered investment adviser founded in 1995, and located at 757 Third Avenue, New York, New York 10017. BLM provides advisory services to mutual funds, separately managed accounts, domestic and offshore funds and other pooled investments vehicles. As of September 30, 2004, BLM had assets under management of approximately $1.29 billion.

     Mr. Van Schreiber has been the Managing Member and Chief Portfolio Manager of BLM since 1995. Previously, Mr. Schreiber was a Managing Director and Senior Growth Portfolio Manager with Deutsche Morgan Grenfell/C.J. Lawrence Inc. (“CJL”). He joined CJL in 1965 as a research analyst, became the Department Head of Institutional Marketing in 1968, and a Partner of the firm in 1969. Since 1976, Mr. Schreiber served as an Executive Vice President of the CJL, and a member of the Board of Directors until its acquisition by Morgan Grenfell. Mr. Schreiber received his M.B.A. in Finance from New York University and his undergraduate degree from Williams College.

     Eubel Brady and Suttman Asset Management, Inc. EBS is a registered investment adviser founded in 1993, and located at 7777 Washington Village Dr., Dayton, Ohio 45459. EBS provides advisory services to individual and institutional investors through separate accounts. As of September 30, 2004, EBS had assets under management of approximately $4.56 billion.

     Robert J. Suttman, II, CFA, is the President and a principal of EBS. He is also a Senior Institutional Portfolio Manager and a member of the Investment Policy Committee.

     Equity Investment Corporation. EIC is a registered investment adviser founded in 1986, and located at 3007 Piedmont Road, Atlanta, Georgia 30305. The firm has manages equity portfolios for institutions and individuals. As of September 30, 2004, EIC had assets under management of approximately $333.8 million.

     James F. Barksdale is President of EIC and is the portfolio manager for EIC’s mid cap portfolios/accounts. Mr. Barksdale received a B.S. degree from the College of William and Mary and a Masters of Business Administration from the Wharton School of Finance, University of Pennsylvania. He began his career in the finance department of IC Industries where he was involved with investments, acquisitions, and planning. After overseas assignments, he returned to New York City to take a position at Merrill, Lynch, Pierce, Fenner & Smith in asset allocation. He then served as a portfolio manager for Management Asset Corporation, an institutional Graham-Dodd investment firm in Connecticut before returning to Atlanta in 1986 to form Equity Investment Corporation.

Sub-Advisers – Small Cap Multi-Manager Series

     Batterymarch Financial Management, Inc. BFM is a registered investment adviser founded in 1969, and located at 200 Clarendon Street, Boston, Massachusetts, 02116. BFM provides asset management services to corporations, pension plans, mutual funds and trusts. As of September 30, 2004, BFM had assets under management of approximately $11.6 billion.

     William L. Elcock is Chief Executive Officer and Senior Portfolio Manager of BFM. He manages the firm’s business operations, with overall responsibility for all major investment management decisions, and spends a significant portion of his time directing BFM’s US investment strategies. Mr. Elcock joined BFM in 1984, serving as an assistant portfolio manager and then a research analyst before becoming a portfolio manager. In 2001, he assumed additional senior management responsibilities as Deputy Chief Executive Officer. Mr. Elcock was named Chief Executive Officer in 2002.

     Mr. Elcock leads the BFM investment team that sub-advises the Small Cap Multi-Manager Series.

     Systematic Financial Management, L.P. SFM is a registered investment adviser founded in 1982, and located at 300 Frank W. Burr Boulevard, 7th Floor, Glenpointe East, Teaneck, New Jersey, 07666. SFM is jointly owned by Affiliated Managers Group, a holding company, and employees of the firm. SFM provides asset management services to corporations, foundations, endowments, high net worth individuals and insurance companies. As of September 30, 2004, SFM had assets under management of approximately $6.3 billion.

     Ken Burgess, CFA is a Partner of SFM and serves as lead portfolio manager. He began his investment career with SFM in 1993.

CAP FUNDS’ UNDERLYING SERIES EXPENSES

     The Cap Funds do not pay any sales load, Rule 12b-1 distribution fee or shareholder service fee in connection with their investments in shares of the Quantitative and Multi-Manager Series. However,

the Cap Funds indirectly pay their pro rata share of the expenses incurred by the Series in which a Cap Fund invests, after any fee waivers or expense reimbursements. These expenses are set forth in the table below.

	Large Cap	Large Cap	Mid Cap	Mid Cap	Small Cap	Small Cap
	Quantitative	Multi-Manager	Quantitative	Multi-Manager	Quantitative	Multi-Manager
Management fees	0.64%[1]	0.94%[2]	0.65%[1]	0.92%[3]	0.64%[1]	1.15%[4]
Other expenses	0.41%	0.30%	0.71%	0.35%	0.62%	0.43%
Total Annual Operating Expenses[5]	1.05%	1.24%	1.36%	1.28%	1.26%	1.58%
Fees Waived and Expenses Reimbursed	(0.12)%	(0.20)%	(0.14)%	(0.16)%	(0.22)%	(0.23)%
Net Annual Operating Expenses[5]	0.93%	1.04%	1.22%	1.12%	1.04%	1.35%

[1]	The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and a sub-advisory fee of 0.25% of annual average net assets payable to PPA.

[2]	The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.50%, 0.65% and 0.50%, of annual average net assets payable to ASA, M&C and First Quadrant, respectively.

[3]	The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.55%, 0.50% and 0.50%, of annual average net assets payable to BLM, EBS and EIC, respectively.

[4]	The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.70% and 0.80%, of annual average net assets payable to BFM and SFM, respectively.

[5]	RSMC has contractually agreed to waive a portion of certain Series’ advisory fee or reimburse expenses to the extent that (i) the combined total annual operating expenses of the Large Cap Quantitative Series and Large Cap Multi-Manager Series would otherwise exceed 1.00% flowing through to the Large Cap Fund, (ii) the combined total annual operating expenses of the Mid Cap Quantitative Series and Mid Cap Multi-Manager Series would otherwise exceed 1.15% flowing through to the Mid Cap Fund, and (iii) the combined total annual operating expenses of the Small Cap Quantitative Series and Small Cap Multi-Manager Series would otherwise exceed 1.25% flowing through to the Small Cap Fund. The amounts shown for waivers and/or reimbursements are based on a proportional allocation to each Underlying Series. RSMC, however, with the approval of the Board of Trustees, may use some other method for allocating the expense reduction to the Series so long as a Fund and RSMC are the only investors in a Quantitative or Multi-Manager Series and the combined total annual operating expenses of the Large Cap Quantitative Series and the Large Cap Multi-Manager Series, of the Mid Cap Quantitative Series and the Mid Cap Multi-Manager Series, and of the Small Cap Quantitative Series and the Small Cap Multi-Manager Series, in proportion to their assets do not exceed 1.00%, 1.15% and 1.25%, respectively. This expense reduction agreement will remain in place until July 1, 2006 unless the Board of Trustees approves its earlier termination.

SERVICE PROVIDERS

     The chart below provides information on the primary service providers.

Asset		Shareholder
Management		Services
Investment Adviser		Transfer Agent

Rodney Square Management Corp.		PFPC Inc.
1100 North Market Street		760 Moore Road
Wilmington, DE 19890		King of Prussia, PA 19406

Manages the investment activities of the Funds and each Series.		Handles certain shareholder services, including record keeping and statements, payment of distributions and processing of buy and sell requests.

WT MUTUAL FUND

Wilmington Large Cap Strategic
Allocation Fund
Wilmington Mid Cap Strategic
Allocation Fund
Wilmington Small Cap Strategic
Allocation Fund

Fund		Asset
Operations		Safe Keeping

Administrator and Accounting Agent		Custodian

PFPC Inc. 301 Bellevue Parkway Wilmington, DE 19809		Wilmington Trust Company 1100 North Market Street Wilmington, DE 19890

PFPC Trust Company
8800 Tinicum Boulevard
Suite 200
Philadelphia, PA 19153

Provides facilities, equipment and personnel to carry out administrative services related to each Fund and calculates each Fund’s NAV and distributions.		Holds each Fund’s and Series’ assets, settles all portfolio trades and collects most of the valuation data required for calculating each Fund’s and Series’ NAV per share.

Distribution

Distributor

Professional Funds Distributor, LLC

760 Moore Road
King of Prussia, PA 19406

Distributes the Funds’ shares.

SHAREHOLDER INFORMATION

PRICING OF SHARES

     The Series value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by a Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC, Inc. determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

     PFPC determines the net asset value (“NAV”) per share of each Fund as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m. Eastern time), on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in a fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by the transfer agent. Shares will only be priced on business days.

PURCHASE OF SHARES

     Shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Service Shares is $1,000. Additional investments in a fund may be made in any amount. You may purchase shares as specified below.

     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the WT Funds’ distributor (“Service Organization”), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment. If you wish to purchase shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

     By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Funds, indicating the name and class of a fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your account number. When you make purchases by check, a fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:
Wilmington Strategic Allocation Funds	Wilmington Strategic Allocation Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.

     Any purchase order may be rejected if a fund determines that accepting the order would not be in its or its shareholders best interest.

     It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

     For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

     You may sell your shares on any business day. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day if received after 4:00 p.m. Eastern time or on a non-business day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The fund’s name and your account number should accompany any redemption requests.

     Redemption Fees: A redemption fee of 1.00% of the total redemption amount (calculated at market value) will be imposed if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios (a list of which is shown under the heading “EXCHANGE OF SHARES” below). This fee is paid directly to the respective fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See

“EXCHANGE OF SHARES” for additional information regarding the exchange of shares of a Wilmington Portfolio.

     Market Timing: The funds are not designed to accommodate market timing or repetitive trading. “Market timing” is defined as effecting frequent trades into or out of a fund in an effort to anticipate or time price movements. A fund may restrict or refuse purchase or exchange orders by market timers or by those persons the fund or the Distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a fund. There is no guarantee that the funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

     By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the fund name, your account number, your printed name and your signature and should be mailed with your signature guarantee to:

Regular mail:	Overnight mail:

Wilmington Strategic Allocation Funds	Wilmington Strategic Allocation Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Telephone: If you prefer to redeem your shares by telephone you may elect to do so, however there are risks. The funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine in order to mitigate the risk of fraudulent acts. If such safeguards and procedures are followed, you will bear the risk of any losses.

     Additional Information Regarding Redemptions: Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount exceeds $1,000. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds shares.

     If shares to be redeemed represent a recent investment made by check, the funds reserve the right to withhold the redemption proceeds until they believe that the check has been collected (which could take up to 10 days).

     Small Accounts: If the value of your investment in a fund falls below $500, you may be asked to increase your balance. If the account value is still below $500 after 60 days, your account may be closed and your proceeds sent to you. Your account will not be closed if it falls below $500 solely as a result of a reduction in your account’s market value.

     For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

     You may exchange all or a portion of your shares in a fund for Service Shares of the following funds (“Wilmington Portfolios”):

Wilmington Large Cap Strategic Allocation Fund
Wilmington Mid Cap Strategic Allocation Fund
Wilmington Small Cap Strategic Allocation Fund
Wilmington Prime Money Market Portfolio
Wilmington U.S. Government Portfolio
Wilmington Tax-Exempt Portfolio

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $500.

     Fees on Exchanges: If held for more than 60 days, there is no fee when shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “REDEMPTION OF SHARES” for additional information regarding redemptions and this fee.

     To obtain prospectuses of the other Wilmington Portfolios, call (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Portfolios may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

     Distributions from the net investment income, if any, of a fund are declared and paid quarterly to you. Any net capital gain realized by a fund will be distributed annually.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

     As long as a fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While a fund may invest in securities that earn interest exempt from Federal income tax, the funds invest primarily in taxable securities. Distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional shares, are generally taxable to you as ordinary income. You will be notified following the end of the calendar year of the amount of dividends and other distributions paid that year.

     Distributions of a net capital gain, if any, whether received in cash or reinvested in additional shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

     It is a taxable event for you if you sell or exchange shares of any fund. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in a fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS

     Professional Funds Distributor, LLC (“Distributor”) manages the funds’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

SHAREHOLDER SERVICE FEES

     The Board of Trustees has adopted a shareholder service plan authorizing each fund to pay shareholder service providers an annual fee not exceeding 0.25% of the fund’s average daily net assets of its Service Shares, to compensate shareholder service providers who maintain a service relationship with shareholders of the fund’s Service Shares. Service activities provided by service providers under this plan include (a) establishing and maintaining shareholders accounts and records, (b) answering shareholders inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other services requested by shareholders of Service Shares.

MASTER/FEEDER STRUCTURE

     Other institutional investors, including other mutual funds, may invest in the Series. This structure enables various institutional investors, including the funds, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. Each shareholder of a Series, including the funds, will pay its proportionate share of the Series’ expenses.

     For reasons relating to costs or a change in investment goal, among others, a fund could invest in another Series or decide to manage its assets itself. No fund is currently contemplating such a move.

SHARE CLASSES

     The Cap Funds issue Institutional, Investor and Service Shares. Each class of shares bears a pro rata portion of a fund’s common expenses in addition to expenses directly attributable to that class. Service Shares are offered to investors who use a financial intermediary to process transactions and are subject to a shareholder service fee. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

GLOSSARY

“CAP” or MARKET CAPITALIZATION:

Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company’s common stock.

FUNDAMENTAL POLICY:

An investment policy that may not be changed or deviated from without shareholder approval.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

GROWTH STOCKS:

Growth stocks are the common stocks of growth-oriented companies, which are companies with growth earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in funds that invest in growth-oriented companies tend to receive most of their return in the form of capital appreciation.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INTERNATIONAL FUNDS:

International funds invest in securities traded in markets of at least three different countries outside of the United States. An investor in an international fund can avoid the hassles of investing directly in foreign securities and let that fund’s investment adviser handle the foreign laws, trading practices, customs and time zones of the foreign countries.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR “NAV”:

NAV	=	Assets – Liabilities

Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

REITs:

A REIT (real estate investment trust) is a company that pools investors’ funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.

TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund’s portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

VALUE STOCKS:

Value stocks are the common stocks of companies that are considered by the investment adviser to be undervalued relative to their underlying profitability, or rather their stock price does not reflect the value of the company.

FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     Annual/Semi-Annual Reports: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the funds’ performance for the most recently completed fiscal year or half-year.

     Statement of Additional Information (SAI): The SAI provides additional technical and legal descriptions of the funds’ policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

     Copies of these documents and answers to questions about the funds may be obtained free of charge by contacting:

WT Mutual Fund
c/o PFPC Inc.
760 Moore Road
King of Prussia, PA 19406
(800) 336-9970
9:00 a.m. to 5:00 p.m. Eastern time

     Information about the funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the funds may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

The investment company registration number for WT Mutual Fund is 811-08648.

This prospectus gives vital information about the CRM Small Cap Value Fund, the CRM Small/Mid Cap Value Fund, the CRM Mid Cap Value Fund and the CRM Large Cap Value Fund of WT Mutual Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

PROSPECTUS
PROSPECTUS DATED NOVEMBER 1, 2004
CRM SMALL CAP VALUE FUND
CRM SMALL/MID CAP
VALUE FUND
CRM MID CAP VALUE FUND
CRM LARGE CAP VALUE FUND
Institutional Shares

FUND DESCRIPTIONS
CRM SMALL CAP VALUE FUND
CRM SMALL/ MID CAP VALUE FUND
CRM MID CAP VALUE FUND
CRM LARGE CAP VALUE FUND

Institutional Shares

SUMMARY

Investment Objectives	• The Small Cap Value Fund, Small/ Mid Cap Value Fund, Mid Cap Value Fund and Large Cap Value Fund each seek to achieve long-term capital appreciation.

Investment Focus	• Equity (or equity related) securities

Share Price Volatility	• High

Principal Investment Strategies	Each Fund is a separate series of WT Mutual Fund and operates as a “feeder fund,” which means that a Fund does not buy individual securities directly. Instead, each Fund invests in a corresponding mutual fund or “master fund,” which in turn purchases investment securities. Each Fund invests all of its assets in a master fund (“Series”), which is a separate series of WT Investment Trust I. Each Fund and its corresponding Series have the same investment objective, policies and limitations.

• The Small Cap Value Fund invests all of its assets in the Small Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity or equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell 2000 Value Index (“small cap companies”) and are publicly traded on a U.S. securities market.

• The Small/ Mid Cap Value Fund invests all of its assets in the Small/ Mid Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity or equity related securities of companies with a market capitalization at the time of purchase of between $200 million and $7 billion and are publicly traded on a U.S. securities market. The Small/ Mid Cap Value Series may also purchase equity securities issued by companies whose market capitalization falls within the capitalization range of recognized small cap or mid cap indices.

• The Mid Cap Value Fund invests all of its assets in the Mid Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity or

2

equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell Midcap Value Index (“mid cap companies”) and are publicly traded on a U.S. securities market.

• The Large Cap Value Fund invests all of its assets in the Large Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity or equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell 1000 Value Index (“large cap companies”) and are publicly traded on a U.S. securities market.

Principal Risks	The Funds are subject to the risks summarized below and further described under “Additional Risk Information.”
• It is possible to lose money by investing in a Fund. There is no guarantee that the securities that a Series holds will increase in value.
• A Fund’s share price will fluctuate in response to changes in the market value of a Fund’s underlying investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.
• A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.
• Small and mid cap companies may be more vulnerable than large cap companies to adverse business or economic developments, and their securities may be less liquid and more volatile than securities of larger companies.
• The performance of a Fund will depend on whether or not the investment adviser is successful in pursuing the Fund’s investment strategy.

Investor Profile	• Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

3

PERFORMANCE INFORMATION
CRM SMALL CAP VALUE FUND

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Small Cap Value Fund’s Institutional Shares by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one and five years and since inception, both before and after taxes, compare with those of the Russell 2000 Value Index, and the Russell 2000 Index, broad based measures of market performance. This performance information includes performance of the Fund’s predecessor, the CRM Funds— Small Cap Value Fund, for the period prior to November 1, 1999. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 4.28%

Best Quarter	Worst Quarter

27.38% (June 30, 2003)	(19.28)% (September 30, 2002)

4

SMALL CAP VALUE FUND

Institutional Shares

			Since Inception
Average Annual Total Returns as of 12/31/03	1 Year	5 Years	(January 28, 1998)

Before Taxes	48.69%	15.38%	10.75%
After Taxes on Distributions(1)	48.69%	14.35%	9.92%
After Taxes on Distributions and Sales of Shares(1)	31.65%	12.91%	8.93%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)(2)	46.03%	12.28%	9.38%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)(3)	47.25%	7.13%	5.82%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Russell 2000 Value Index is the Fund’s benchmark. The Russell 2000 Value Index measures the performance of those companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values.

(3)	The Russell 2000 Index is an unmanaged, capitalization weighted index of 2000, small capitalization U.S. companies.

5

CRM SMALL/MID CAP VALUE FUND

The Small/ Mid Cap Value Fund commenced operations on September 1, 2004 and, therefore, does not yet have performance information for a full calendar year.

CRM MID CAP VALUE FUND

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Mid Cap Value Fund’s Institutional Shares by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years and since inception, both before and after taxes, compare with those of the Russell Midcap Value Index and the Russell Midcap Index, broad based measures of market performance. This performance information includes performance of the Fund’s predecessor, the CRM Funds— Mid Cap Value Fund, for the period prior to November 1, 1999. Total return of the Fund would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR THE CALENDAR YEAR SINCE INCEPTION

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 9.11%

Best Quarter	Worst Quarter

24.87% (December 31, 2001)	(16.68)% (September 30, 2002)

6

MID CAP VALUE FUND

Institutional Shares

			Since Inception
Average Annual Total Returns as of 12/31/03	1 Year	5 Years	(January 6, 1998)

Before Taxes	41.92%	18.10%	16.17%
After Taxes on Distributions(1)	41.86%	17.14%	15.31%
After Taxes on Distributions and Sales of Shares(1)	27.24%	15.35%	13.76%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)(2)	38.07%	8.73%	8.59%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)(3)	40.06%	7.23%	8.63%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Russell Midcap Value Index is the Fund’s benchmark. The Russell Midcap Value Index measures the performance of those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values.

(3)	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents the performance of the 1,000 largest companies in the U.S. equity market.

7

CRM LARGE CAP VALUE FUND

As of the date of this prospectus, the Institutional Shares of the CRM Large Cap Value Fund have not commenced operations. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Large Cap Value Fund by showing changes in the performance of the Fund’s Investor Shares from calendar year to calendar year and by showing how the Investor Share’s average annual total returns for one year, five years and since inception, both before and after taxes, compare with those of the Russell 1000 Value Index and the S&P 500 Index, broad based measures of market performance. This performance information includes performance of the Fund’s predecessor, the CRM Funds— Large Cap Value Fund, for the period prior to November 1, 1999. Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Institutional Shares do not have the same expenses. Total return of the Fund would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION*

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 4.82%

Best Quarter	Worst Quarter

17.78% (June 30, 2003)	(19.16)% (September 30, 2002)

8

LARGE CAP VALUE FUND

Investor Shares

			Since Inception
Average Annual Total Returns as of 12/31/03*	1 Year	5 Years	(August 25, 1998)

Before Taxes	25.04%	(1.12)%	1.63%
After Taxes on Distributions(1)	24.93%	(1.31)%	1.41%
After Taxes on Distributions and Sales of Shares(1)	16.27%	(1.07)%	1.26%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)(2)	30.03%	3.56%	7.48%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)(3)	28.69%	(0.57)%	4.34%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Russell 1000 Value Index is the Fund’s benchmark. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable equity market.

(3)	The S&P 500 Index is the Standard and Poor’s Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

*	Performance shown is not for Institutional Shares, but for Investor Shares that are not offered in this prospectus. Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Institutional Shares do not have the same expenses.

9

FEES AND EXPENSES

The table below shows the fees and expenses that you may pay if you buy and hold Institutional Shares of a Fund. No sales charges or other fees are paid directly from your investment.

Institutional Shares

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(1)

Small Cap Value Fund
Management fees	0.75%
Distribution (12b-1) fees	None
Other expenses	0.22%
Total annual operating expenses	0.97%
Small/ Mid Cap Value Fund
Management fees	0.75%
Distribution (12b-1) fees	None
Other expenses(3)	0.85%
Total annual operating expenses(4)	1.60%
Fee waiver(4)	(0.35)%
Net expenses(4)	1.25%
Mid Cap Value Fund
Management fees	0.75%
Distribution (12b-1) fees	None
Other expenses	0.26%
Total annual operating expenses(2)	1.01%
Large Cap Value Fund
Management fees	0.55%
Distribution (12b-1) fees	None
Other expenses	1.17%
Total annual operating expenses(2)(5)	1.72%
Fee waiver(2)(5)	(0.48)%
Net expenses(2)(5)	1.24%

(1)	The table above and the Example below each reflect the aggregate annual operating expenses of each Fund and the corresponding Series in which the Fund invests.

(2)	The investment adviser has a contractual obligation to waive a portion of its fees through November 1, 2010 and to assume certain expenses of each Fund to the extent that the total annual operating expenses exceed 1.25% of average net assets.

(3)	Other expenses are based on estimated amounts for the current fiscal year.

(4)	The investment adviser has a contractual obligation to waive a portion of its fees through November 1, 2007 and to assume certain expenses of the Fund to the extent that the total annual operating expenses exceed 1.25% of average net assets.

(5)	The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the Funds where a Class’ average daily net assets is below $25 million through September 2007. As a percentage of average net assets these fees equaled 0.44% for the fiscal year ended June 30, 2004. The remaining 0.04% of the Fee Waiver was waived by the investment adviser pursuant to its contractual obligation (see footnote 2 above).

10

EXAMPLE

This Example is intended to help you compare the cost of investing in Institutional Shares of a Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	each Fund’s total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Institutional Shares

	1 Year	3 Years	5 Years	10 Years

Small Cap Value Fund	$99	$309	$536	$1,190
Small/ Mid Cap Value Fund	$127	$397	N/A	N/A
Mid Cap Value Fund	$103	$322	$558	$1,236
Large Cap Value Fund	$126	$393	$683	$1,753

The above example is for comparison purposes only and is not a representation of a Fund’s actual expenses and returns, either past or future of Institutional Shares of a Fund.

11

INVESTMENT OBJECTIVES

The CRM Large Cap Value Fund, CRM Mid Cap Value Fund, CRM Small/ Mid Cap Value Fund, and CRM Small Cap Value Fund each seek to achieve long-term capital appreciation. The investment objectives of the CRM Large Cap Value Fund, CRM Mid Cap Value Fund and CRM Small Cap Value Fund may not be changed without shareholder approval. The investment objective of CRM Small/ Mid Cap Value Fund may be changed by the Board of Trustees upon 60 days’ written notice to shareholders. There is no guarantee that a Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

The CRM Small Cap Value Fund invests its assets in the Small Cap Value Series, which, under normal conditions, invests at least 80% of its total assets in a diversified portfolio of the following equity or equity-related securities:

•	common and preferred stocks of companies that have a market capitalization, at the time of purchase, equal to those in the Russell 2000 Value Index (“small cap company”);

•	options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of small cap companies; and

•	warrants.

The market capitalization range of the Russell 2000 Value Index changes constantly; on September 30, 2004, the range was from $88 million to $2.1 billion.

The CRM Small/ Mid Cap Value Fund invests its assets in the Small/ Mid Cap Value Series, which, under normal conditions, invests at least 80% of its assets in a diversified portfolio of the following equity or equity related securities:

•	common and preferred stocks of companies that are judged by the investment adviser to be undervalued in the marketplace relative to underlying profitability and have a market capitalization, at the time of purchase, between $200 million and $7 billion and are publicly traded on a U.S. securities market (or whose market capitalization falls within the capitalization range of recognized small cap and mid cap indices);

•	securities convertible into common stock (such as convertible preferred stock and convertible bonds); and

•	warrants.

The Small/ Mid Cap Value Series is a diversified portfolio of U.S. equity or equity related securities of small and mid cap companies that are deemed by the investment adviser to be undervalued as compared to such companies’ profitability potential.

12

The CRM Mid Cap Value Fund invests its assets in the Mid Cap Value Series, which, under normal conditions, invests at least 80% of its total assets in a diversified portfolio of the following equity or equity-related securities:

•	common and preferred stocks of companies that have a market capitalization, at the time of purchase, equal to those in the Russell MidCap Value Index (“mid cap company”) and are publicly traded on a U.S. securities market;

•	options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of mid cap companies; and

•	warrants.

The market capitalization range of the Russell Midcap Value Index changes constantly; on September 30, 2004, the range was from $525 million to $15.2 billion.

The CRM Large Cap Value Fund invests its assets in the Large Cap Value Series, which, under normal conditions, invests at least 80% of its assets in a diversified portfolio of the following equity or equity-related securities:

•	common and preferred stocks of companies that have a market capitalization, at the time of purchase, equal to those in the Russell 1000 Value Index (“large cap company”) and are publicly traded on a U.S. securities market;

•	options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of large cap companies;

•	options on indices of the common stock of large cap companies; and

•	contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of large cap companies; and

•	options upon such futures contracts.

The market capitalization range of the Russell 1000 Value Index changes constantly; on September 30, 2004, the range was from $525 million to $354.4 billion.

With respect to all of the Series, the equity securities of non-U.S. issuers, whose market capitalizations fall within the capitalization ranges set forth above or within the ranges of other recognized indices, that are publicly traded on The Nasdaq Stock Market or a U.S. securities exchange, including the New York Stock Exchange and the American Stock Exchange, will be eligible for investment under the Series’ primary investment strategies.

Each Series may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a nationally recognized statistical rating organization, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Series will be unable to achieve their respective investment objectives.

13

Value Investing. Through their investment in a corresponding Series, the Funds seek to invest in stocks that are less expensive than comparable companies, as determined by price-to-earnings ratios, price-to-cash flow ratios, asset value per share or other measures. Value investing therefore may offer the potential for capital appreciation as a stock gains favor among other investors and its price rises.

The Series’ investment adviser relies on selecting individual stocks and does not try to predict when the stock market might rise or fall. It seeks out stocks that are undervalued in the marketplace relative to the issuer’s underlying profitability and, in some cases, neglected by financial analysts. The investment adviser evaluates the degree of analyst recognition by monitoring the number of analysts who follow a company and recommend its purchase or sale to investors.

The Investment Adviser’s Process. The investment adviser starts by identifying early changes in a company’s operations, finances or management. The investment adviser is attracted to companies that it believes will look different tomorrow—operationally, financially, managerially—when compared to yesterday. This type of dynamic change often creates confusion and misunderstanding and may lead to a drop in a company’s stock price. Examples of change include mergers, acquisitions, divestitures, restructurings, change of management, new market/product/means of production/ distribution, regulatory change, etc. Once change is identified, the investment adviser evaluates the company on several levels. It analyzes:

•	Financial models based principally upon projected cash flows;

•	The price of a company’s stock in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company;

•	The extent of management’s ownership interest in a company; and

•	A company’s market position by corroborating its observations and assumptions by meeting with management, customers and suppliers.

The investment adviser also evaluates the degree of recognition of a company by investors by monitoring the number of sell side analysts who closely follow a company and the nature of its shareholder base. Before deciding to purchase a stock, the investment adviser conducts an appropriate amount of business due diligence to corroborate its observations and assumptions.

The identification of change comes from a variety of sources including the extensive use of its own proprietary database as well as a computer screening process which is run using various criteria. In addition, the investment adviser has an extensive network of relationships with clients, other investors, and intermediaries such as national and regional brokerage firms. Members of the investment adviser’s portfolio management team regularly meet with companies and sponsor annually more than 200 company/management meetings in its New York office.

14

By reviewing historical relationships and understanding the characteristics of a business, the investment adviser establishes valuation parameters using relative ratios or target prices. In its overall assessment, the investment adviser seeks stocks that it believes have a greater upside potential than downside risk over an 18 to 24 month holding period.

An important function of the investment adviser is to set a price target at which the stock will be sold when there has been no fundamental change in the investment case. In setting a target price for a stock, the investment adviser considers appreciation potential relative to risk over a two year period. The investment adviser constantly monitors the companies held by a Series to determine if there have been any fundamental changes in the reasons that prompted the initial purchase of the stock. If significant changes for the better have not materialized, the stock generally will be sold. The initial investment case for stock purchase, which has been documented, is examined by the investment adviser’s portfolio management team. A final decision on selling the stock is made after all such factors are analyzed.

Portfolio Turnover. The frequency of transactions in fund shares and a Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series’ shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. Under normal market conditions, the Large Cap Value and Small Cap Value Series’ turnover rate is expected to be less than 100%. Under normal market conditions, the Small/ Mid Cap Value and Mid Cap Value Series’ annual turnover rate is expected to be less than 125% and 150%, respectively.

Each Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information (“SAI”).

ADDITIONAL RISK INFORMATION

The following is a list of certain risks that may apply to your investment in a Fund unless otherwise indicated. Further information about a Fund’s investments is available in our SAI:

•	Derivatives Risk: Some of the securities in which a Series’ invests may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Series’ total assets may be committed or exposed to derivative strategies.

•	Foreign Company Risk: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. issuers.

15

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Master/ Feeder Risk: While the master/ feeder structure is designed to reduce costs, it may not do so, and the Funds may encounter operational or other complications. For example, large-scale redemptions by other feeders, if any, of their shares of a master fund could have adverse effects on your feeder fund such as requiring the liquidation of a substantial portion of the master fund’s holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than your feeder fund has and, therefore, could have effective voting control over the operation of the master fund.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Small and Mid Cap Risk: Small and mid cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small and mid cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies. (Not applicable to CRM Large Cap Value Fund.)

•	Valuation Risk: The risk that a Series has valued certain of its securities at a higher price than it can sell them.

•	Value Investing Risk: The risk that a Series’ investment in securities believed to be undervalued in the marketplace relative to the issuer’s underlying profitability, do not appreciate in value as anticipated.

16

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of a Fund for the past 5 fiscal years or since inception, if shorter. The Small/ Mid Cap Value Fund commenced operations on September 1, 2004 and, therefore, does not yet have financial highlights to include in this prospectus. The Institutional Shares of the CRM Large Cap Value Fund have not commenced operations as of the date of this prospectus. Certain information reflects financial results for a single Institutional Share of a Fund. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and other distributions). This information has been audited by Ernst & Young LLP, whose report, along with each Fund’s financial statements, is included in the Institutional Shares’ Annual Report, which is available, without charge, upon request.

	For the Fiscal Years Ended June 30,

	2004	2003	2002	2001	2000†

MID CAP VALUE FUND—Institutional Shares
Net Asset Value—Beginning of Year	$17.70	$17.93	$18.19	$13.25	$11.13

Investment Operations:
Net investment income	0.03 (a)	0.04 (a)	— (a)	0.09	0.05
Net realized and unrealized gain (loss) on investments	6.26	(0.19)	0.92	5.48	2.09

Total from investment operations	6.29	(0.15)	0.92	5.57	2.14

Distributions to Shareholders:
From net investment income	(0.02)	—	(0.03)	(0.06)	(0.02)
From net realized gain on investments	—	(0.08)	(1.15)	(0.57)	—

Total Distributions to Shareholders	(0.02)	(0.08)	(1.18)	(0.63)	(0.02)

Net Asset Value—End of Year	$23.97	$17.70	$17.93	$18.19	$13.25

Total Return	35.58%	(0.78)%	5.04%	42.88%	19.30%
Ratios/ Supplemental Data(b)
Ratios to Average Net Assets:
Expenses, including reimbursement/ waiver	1.01%	1.12%	1.14%	1.15%	1.15%
Expenses, excluding reimbursement/waiver	1.01%	1.12%	1.16%	1.53%	2.20%
Net Investment income, including reimbursement/ waiver	0.16%	0.29%	0.03%	0.66%	0.44%
Portfolio turnover rate	152%	142%	143%	163%	274%
Net assets at end of period (000’s omitted)	$337,365	$125,891	$94,391	$38,823	$18,573

†	Effective November 1, 1999, The CRM Funds—Mid Cap Value (“Predecessor Fund”) was merged into the WT Mutual Fund—CRM Mid Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.

(a)	The net investment income per share was calculated using average shares outstanding method.

(b)	Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I—Mid Cap Value Series (the “Series”) and the portfolio turnover reflects the investment activity of the Series.

17

	For the Fiscal Years Ended June 30,

	2004		2003		2002	2001	2000†

SMALL CAP VALUE FUND—Institutional Shares
Net Asset Value—Beginning of Year	$20.24		$21.42		$22.29	$16.49	$15.11

Investment Operations:
Net investment income (loss)	(0.08	)(a)	(0.03	)(a)	0.04	0.16	(0.09)
Net realized and unrealized gain (loss) on investments	6.87		(0.51)		0.67	6.47	1.47

Total from investment operations	6.79		(0.54)		0.71	6.63	1.38

Distributions to Shareholders:
From net investment income	—		(0.02)		(0.10)	(0.02)	—
From net realized gain on investments	—		(0.62)		(1.48)	(0.81)	—

Total Distributions to Shareholders	—		(0.64)		(1.58)	(0.83)	—

Net Asset Value—End of Year	$27.03		$20.24		$21.42	$22.29	$16.49

Total Return	33.55%		(1.98)%		3.43%	41.88%	9.13%
Ratios/ Supplemental Data
Ratios to average net assets:(b)
Expenses	0.97%		1.02%		1.00%	1.02%	1.09%
Net Investment income (loss), including reimbursement/ waiver	(0.32)%		(0.15)%		0.22%	0.92%	(0.56)%
Portfolio turnover rate	77%		74%		61%	90%	96%
Net assets at end of year (000’s omitted)	$361,660		$197,955		$198,131	$163,285	$104,562

†	Effective November 1, 1999, The CRM Funds—Small Cap Value Fund (“Predecessor Fund”) was merged into the WT Mutual Fund—CRM Small Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.

(a)	The net investment loss per share was calculated using average shares outstanding method.
(b)	Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I—Small Cap Value Series (“the Series”) and the portfolio turnover reflects the investment activity of the Series.

18

MANAGEMENT OF THE FUND

The Board of Trustees of WT Mutual Fund has oversight responsibility of the management, activities and affairs of the Funds and has approved contracts with various financial organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC, (“CRM” or the “Adviser”), 520 Madison Avenue, New York, New York 10022, serves as the investment adviser to the Small Cap Value Series, the Small/ Mid Cap Value Series, the Mid Cap Value Series and the Large Cap Value Series. As the Series’ investment adviser, CRM has the overall responsibility for directing the Series’ investments. CRM and its predecessors have managed equity investments for mutual funds, corporate pension plans, educational, community, religious and private endowments and foundations as well as for individuals, in a value oriented style across a broad range of market capitalizations, and has been in business for more than thirty years. As of September 30, 2004, CRM had over $5.8 billion of assets under management.

For the twelve months ended June 30, 2004, CRM received investment advisory fees of 0.75%, 0.75% and 0.51% as a percentage of average daily net assets, for the Small Cap Value Series, the Mid Cap Value Series and the Large Cap Value Series, respectively. The Small/ Mid Cap Value Series pays a monthly advisory fee to CRM at the annual rate of 0.75% of the average daily net assets. The Adviser may make payments to dealers, financial intermediaries or service providers out of its own resources, including revenue from the advisory fees received from the Fund. These payments may be made to compensate the recipient for marketing support services and/or shareholder service activities.

19

PORTFOLIO MANAGEMENT

The day-to-day management of the Small Cap Value Series, the Small/ Mid Cap Value Series, the Mid Cap Value Series and the Large Cap Value Series is shared by a team of individuals employed by CRM. Ronald H. McGlynn and Jay B. Abramson are responsible for the overall management of each Series. In addition, James P. Stoeffel and Terry Lally are leaders of the team responsible for the management of the Small Cap Value Series; Brendan Hartman and Adam Star are leaders of the team responsible for the management of the Small/ Mid Cap Value Fund; and Jay B. Abramson and Robert L. Rewey, III are leaders of the team responsible for the management of the Mid Cap Series; David A Tillson is the leader of the team responsible for the management of the Large Cap Value Series. Each team member’s business experience and educational background is as follows:

Ronald H. McGlynn is a co-founder, the Chief Executive Officer and the President of CRM with over 35 years of investment experience. Prior to founding CRM, he was a portfolio manager and an investment research analyst for Standard & Poor’s InterCapital, Chase Manhattan Bank and Oppenheimer & Company. Mr. McGlynn earned a BA from Williams College and an MBA from Columbia University Business School.

Jay B. Abramson is an Executive Vice President and the Director of Research at CRM. Mr. Abramson joined CRM in 1985 and has the overall responsibility for our investment research team. Prior to joining CRM, Mr. Abramson worked for several years in public accounting and earned his CPA. Mr. Abramson received a B.S.E. and J.D. from the University of Pennsylvania Wharton School and Law School, respectively.

James P. Stoeffel joined CRM as a Vice President in March 2001 and is responsible for portfolio management and investment research. Prior to joining CRM, Mr. Stoeffel was the Director of Research at Palisade Capital Management from March 1999 to March 2001. Prior to that, he was Vice President in the Emerging Growth Stocks Research Group at Salomon Smith Barney from March 1993 to March 1999. Mr. Stoeffel earned a B.A. from Washington & Lee University and an M.B.A. from New York University’s Stern School of Business and is a Certified Public Accountant.

Kevin M. Chin is a Vice President at CRM. He joined CRM in 1989, and is a senior research analyst responsible for investment research and portfolio management. Formerly, Mr. Chin was a financial analyst for the Mergers and Acquisitions Department of Morgan Stanley and a risk arbitrager with The First Boston Corporation. He received a BS from Columbia University School of Engineering & Applied Science.

Robert L. Rewey III, CFA joined CRM as a Vice President in January 2003. His primary role at CRM is as a senior research analyst in our investment research group. For the previous eight years, Mr. Rewey was a portfolio manager/ senior analyst at Sloate, Weisman, Murray & Co., Inc., a boutique money management firm. He earned a BA from the Carroll School of Management, Boston College and an MBA from Fuqua School of Business, Duke University.

20

Adam L. Starr joined CRM in 1999 and is a Vice President. His primary role is as a senior research analyst and portfolio manager in our investment group. Prior to joining CRM, he was a partner and portfolio manager at Weiss, Peck & Greer, LLC. Previously he was an analyst and portfolio manager at Charter Oak Partners and First Manhattan Company. Mr. Starr received a BA from Clark University and an MBA from Columbia University.

Carl D. Brown joined CRM in 1999 and is a Vice President. Carl’s primary role is as a research analyst in our investment group. Previously, Mr. Brown was a tax consultant and CPA at KPMG Peat Marwick. He earned a BA from the University of Pennsylvania and an MBA from New York University’s Stern School of Business.

Brendan J. Hartman joined CRM in 2001 and is a Vice President. Brendan’s primary role is as a senior research analyst in our investment group. Prior to joining CRM, Mr. Hartman was a research analyst at Donaldson, Lufkin & Jenrette and Salomon Brothers. His other work experience includes Latin American Telecom Analyst at Smith New Court, and Latin American Telecom & Latin American Metal & Mining Analyst at HSBC/ James Capel. He earned a BA from Lehigh University and an MBA from New York University’s Stern School of Business.

Terry Lally, CFA joined CRM in 2000 and is a Vice President. Terry’s primary role is as a senior research analyst in our investment group. Previously, Mr. Lally spent nine years at The Prudential working in US small cap and emerging market equity analysis, corporate finance, and equity trading. Terry earned a BBA from the University of Notre Dame and an MBA from Harvard University.

Michael J. Caputo joined CRM in September 2002 as a research analyst. Prior to CRM, he was a Vice President in Corporate Finance at Morgan Stanley. Prior to that, he worked in Corporate Finance at Lehman Brothers from August 1998 to March 2000 and at Dillon Reed from August 1996 to August 1998. Mr. Caputo has earned a BA from the University of Notre Dame and an MBA from the Wharton School.

21

SERVICE PROVIDERS

The chart below provides information on the Funds’ and the Series’ primary service providers.

22

SHAREHOLDER INFORMATION
PRICING OF SHARES

The Series value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

PFPC Inc. determines the NAV per share of each Fund as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time), on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. The NAV is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. Shares will only be priced on business days.

23

PURCHASE OF SHARES

Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in a Fund’s Institutional Shares is $1,000,000. The Funds, in their sole discretion, may waive the minimum initial amount to establish certain Institutional Share accounts. Additional investment may be made in any amount. You may purchase shares as specified below.

You may also purchase shares if you are a client of a broker or other financial institution that has made contractual arrangements to offer the Fund (a “Third Party”). The policies and fees charged by a Third Party may be different than those charged by a Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to CRM Funds, indicating the name of the Fund, along with a completed application (provided with this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular Mail:	Overnight Mail:

CRM Funds c/o PFPC Inc. P.O. Box 9812 Providence, RI 02940	CRM Funds c/o PFPC Inc. 760 Moore Road King of Prussia, PA 19406

By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) CRM-2883 before making a purchase by wire, and if making an initial purchase, to also obtain an account number. Once you have an account number, you should instruct your bank to wire funds to:

PFPC Trust Company

c/o PNC Bank
Philadelphia, PA
ABA #031-0000-53
DDA #86-1282-2896
Attention: CRM Funds

24

Be sure to include your account number, the Fund name and your name. If you make an initial purchase by wire, you must promptly forward a completed application to the transfer agent at the address above. If you are making a subsequent purchase, the wire should also indicate your Fund account number.

Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.

Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. The Funds will not accept third party checks.

It is the responsibility of the Third Party to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an individual retirement account (IRA), or an automatic investment plan, please refer to our SAI.

REDEMPTION OF SHARES

You may sell your shares on any business day. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. There is no fee when Fund shares are redeemed. It is the responsibility of the Third Party to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. If you purchased your shares through an account with a Third Party, you should contact the Third Party for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.

Market Timing: The Funds are not designed to accommodate market timing or repetitive trading. “Market timing” is defined as effecting frequent trades into or out of a Fund in an effort to anticipate or time price movements. A Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the Distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Fund. There is no

25

guaranty that the Funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee”. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your Fund account numbers, your printed name and your signature and should be mailed with your signature guarantee to:

Regular Mail:	Overnight Mail:

CRM Funds c/o PFPC Inc. P.O. Box 9812 Providence, RI 02940	CRM Funds c/o PFPC Inc. 760 Moore Road King of Prussia, PA 19406

By Telephone: If you prefer to redeem your shares by telephone you may elect to do so, however, there are risks. The Funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine, in order to mitigate the risk of fraudulent acts. If such procedures are followed, you will bear the risk of any losses.

Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds a Fund’s shares.

If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it has reasonable grounds to believe that the check has been collected (which could take up to 10 days).

26

Small Accounts: If the value of your investment in a Fund falls below $1,000,000 for Institutional Share accounts, a Fund may ask you to increase your balance. If the account value is still below $1,000,000 after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below $1,000,000 solely as a result of a reduction in your account’s market value.

Redemptions in Kind: The Funds reserve the right to make redemptions “in kind”—payments of redemption proceeds in portfolio securities rather than cash—if the amount redeemed is large enough to affect the Series’ operations (for example, if it represents more than 1% of a Series’ assets).

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in a Fund for Institutional Shares of another CRM fund.

Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

Exchange transactions will be subject to the minimum initial investment and other requirements of the fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $1,000,000 for Institutional Share accounts.

To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a Third Party, contact the Third Party. The Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of Institutional Shares to be acquired through such exchange may be legally made.

DIVIDENDS AND DISTRIBUTIONS

As a shareholder of a Fund, you are entitled to dividends and other distributions arising from net investment income and net realized gains, if any, earned on the investments held by the Funds. Dividends and distributions, if any, are declared and paid annually to you. Each Fund expects to distribute any net realized gains once a year.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares unless you have elected to receive the distributions in cash.

27

TAXES

Federal Income Taxes: As long as a Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While each Fund may invest in securities that earn interest exempt from Federal income tax, the Funds invest primarily in taxable securities. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

Dividends you receive from a Fund, whether reinvested in Fund shares or taken as cash, are generally taxable to you as ordinary income. Distributions of a Fund’s net capital gain whether reinvested in Fund shares or taken as cash, are taxable to you as long-term capital gain, when designated as such, regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. Each Fund anticipates the distribution of net investment income.

It is a taxable event for you if you sell or exchange shares of a Fund. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

State and Local Income Taxes: You should consult your tax advisor concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation.

28

DISTRIBUTION ARRANGEMENTS

Professional Funds Distributor, LLC (the “Distributor”) manages the Funds’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares. The Adviser may pay brokers, financial intermediaries or service providers an amount calculated as a percentage of assets held by customers of the recipient. Please contact your broker, financial intermediary or service provider for details about payments it may receive.

MASTER/ FEEDER STRUCTURE

Other investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including a Fund, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. Each shareholder of a Series, including a Fund, will pay its proportionate share of the Series’ expenses.

For reasons relating to costs or a change in investment goal, among others, a Fund could switch to another master fund or decide to manage its assets itself. None of the Funds is currently contemplating such a move.

SHARE CLASSES

The CRM Small Cap Value Fund, the CRM Mid Cap Value Fund and the CRM Large Cap Value Fund, each issue Investor, Institutional and Retail Share classes. The CRM Small/Mid Cap Value Fund issues Investor and Institutional Share classes. Each class has different minimum investment requirements, fees and expenses. Not all classes of a Fund are currently operational. Investors investing $2,500 or more may purchase Investor Shares. Institutional Shares are offered only to those investors who invest in a Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more, or where related accounts total $1,000,000 or more when combined. Other investors investing $1,000 or more may purchase Retail Shares (except for the CRM Small/Mid Cap Value Fund). Unlike the Retail and Investor Shares, the Institutional Shares are not subject to a shareholder service fee. The Retail Shares are subject to a Rule 12b-1 distribution fee.

29

GLOSSARY

CAP:

“Cap” is short for market capitalization which refers to the market value of all of a company’s common stock on the stock market.

FUNDAMENTAL POLICY:

An investment policy that may not be changed or deviated from without shareholder approval.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees oversees the investment adviser (as well as all service providers) and establishes policies that the investment adviser must follow in its management activities.

MUTUAL FUND:

A mutual fund pools shareholders’ money and, using a professional investment manager, invests it in securities like stocks and bonds. Each Fund is a separate mutual fund.

NET ASSET VALUE or “NAV”:

NAV =	Assets—Liabilities ____________________ Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a mutual fund on its investments less accrued expenses

VALUE FUNDS:

Value funds primary invest in the common stock that are considered by the investment adviser to be undervalued in the marketplace relative to the issuer’s underlying profitability, or rather a company’s stock price does not reflect the value of the company.

30

FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

Annual/Semi-Annual Reports:

These reports contain performance data and information on the Funds’ holdings and operating results for the Funds’ most recently completed fiscal year or half-year. The annual report also includes a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

Copies of these documents and answers to questions about the Funds may be obtained without charge by contacting:

CRM Funds

c/o PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406
(800) CRM-2883
9:00 a.m. to 5:00 p.m., Eastern time

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800) CRM-2883.

The investment company registration number is 811-08648.

CRM SMALL CAP

VALUE FUND

CRM SMALL/MID CAP

VALUE FUND

CRM MID CAP

VALUE FUND

CRM LARGE CAP

VALUE FUND

CRM Funds

c/o PFPC Inc.
760 Moore Road
King of Prussia, PA 19406
800-CRM-2883

Web Site:

www.crmfunds.com

This prospectus gives vital information about the CRM Small Cap Value Fund, the CRM Small/Mid Cap Value Fund, the CRM Mid Cap Value Fund and the CRM Large Cap Value Fund of WT Mutual Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

PROSPECTUS
PROSPECTUS DATED NOVEMBER 1, 2004
CRM SMALL CAP
VALUE FUND
CRM SMALL/MID CAP
VALUE FUND
CRM MID CAP
VALUE FUND
CRM LARGE CAP
VALUE FUND
Investor Shares

FUND DESCRIPTIONS
CRM SMALL CAP VALUE FUND
CRM SMALL/MID CAP VALUE FUND
CRM MID CAP VALUE FUND
CRM LARGE CAP VALUE FUND

Investor Shares

SUMMARY

Investment Objectives	• The Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund and Large Cap Value Fund each seek to achieve long-term capital appreciation.

Investment Focus	• Equity (or equity related) securities

Share Price Volatility	• High

Principal Investment Strategies	Each Fund is a separate series of WT Mutual Fund and operates as a “feeder fund,” which means that a Fund does not buy individual securities directly. Instead, each Fund invests in a corresponding mutual fund or “master fund,” which in turn purchases investment securities. Each Fund invests all of its assets in a master fund (“Series”), which is a separate series of WT Investment Trust I. Each Fund and its corresponding Series have the same investment objective, policies and limitations.

• The Small Cap Value Fund invests all of its assets in the Small Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity or equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell 2000 Value Index (“small cap companies”) and are publicly traded on a U.S. securities market.

• The Small/Mid Cap Value Fund invests all of its assets in the Small/Mid Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity or equity related securities of companies with a market capitalization at the time of purchase of between $200 million and $7 billion and are publicly traded on a U.S. securities market. The Small/Mid Cap Value Series may also purchase equity securities issued by companies whose market capitalization falls within the capitalization range of recognized small cap or mid cap indices.

2

• The Mid Cap Value Fund invests all of its assets in the Mid Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity or equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell Midcap Value Index (“mid cap companies”) and are publicly traded on a U.S. securities market.

• The Large Cap Value Fund invests all of its assets in the Large Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity or equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell 1000 Value Index (“large cap companies”) and are publicly traded on a U.S. securities market.

Principal Risks	The Funds are subject to the risks summarized below and further described under the heading “Additional Risk Information” in this prospectus.
• It is possible to lose money by investing in a Fund. There is no guarantee that the stock market or that the stocks that a Series holds will increase in value.
• A Fund’s share price will fluctuate in response to changes in the market value of a Fund’s underlying investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.
• A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.
• Small and mid cap companies may be more vulnerable than large cap companies to adverse business or economic developments, and their securities may be less liquid and more volatile than securities of larger companies.

• The performance of a Fund will depend on whether or not the investment adviser is successful in pursuing the Fund’s investment strategy.

Investor Profile	• Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

3

PERFORMANCE INFORMATION
CRM SMALL CAP VALUE FUND

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Small Cap Value Fund’s Investor Shares by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one and five years and since inception, both before and after taxes, compare with those of the Russell 2000 Value Index and the Russell 2000 Index, broad based measures of market performance. This performance information includes performance of the Fund’s predecessor, the CRM Funds—Small Cap Value Fund, for periods prior to November 1, 1999. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION

Calendar Year-to-Date Total Return as of September 30, 2004: 4.10%

Best Quarter	Worst Quarter

27.30% (June 30, 2003)	(22.80)% (September 30, 1998)

4

SMALL CAP VALUE FUND

Investor Shares

			Since Inception
Average Annual Total Returns as of 12/31/03	1 Year	5 Years	(October 1, 1995)

Before Taxes	48.33%	15.07%	15.20%
After Taxes on Distributions(1)	48.33%	14.03%	14.19%
After Taxes on Distributions and Sales of Shares(1)	31.41%	12.63%	13.03%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)(2)	46.03%	12.28%	13.03%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)(3)	47.25%	7.13%	8.78%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Russell 2000 Value Index is the Fund’s benchmark. The Russell 2000 Value Index measures the performance of those companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values.

(3)	The Russell 2000 Index is an unmanaged, capitalization weighted index of 2000, small capitalization U.S. companies.

5

CRM SMALL/MID CAP VALUE FUND

The Small/Mid Cap Value Fund commenced operations on September 1, 2004 and, therefore, does not yet have performance information for a full calendar year.

CRM MID CAP VALUE FUND

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Mid Cap Value Fund’s Investor Shares by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year and since inception, both before and after taxes, compare with those of the Russell Midcap Value Index and the Russell Midcap Index, broad based measures of market performance. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR THE CALENDAR YEAR SINCE INCEPTION

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 8.91%

Best Quarter	Worst Quarter

24.81% (December 31, 2001)	(16.75)% (September 30, 2002)

6

MID CAP VALUE FUND

Investor Shares

		Since Inception
Average Annual Total Returns as of 12/31/03	1 Year	(September 20, 2000)

Before Taxes	41.60%	15.86%
After Taxes on Distributions(1)	41.54%	14.45%
After Taxes on Distributions and Sales of Shares(1)	27.04%	12.82%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)(2)	38.06%	10.84%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)(3)	40.06%	2.05%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Russell Midcap Value Index is the Fund’s benchmark. The Russell Midcap Value Index measures the performance of those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values.

(3)	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents the performance of the 1,000 largest companies in the U.S. equity market.

7

CRM LARGE CAP VALUE FUND

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Large Cap Value Fund’s Investor Shares by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years and since inception, both before and after taxes, compare with those of the Russell 1000 Value Index and the S&P 500 Index, broad based measures of market performance. This performance information includes performance of the Fund’s predecessor, the CRM Funds—Large Cap Value Fund, for the period prior to November 1, 1999. Total return of the Fund would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION

Calendar Year-to-Date Total Return as of September 30, 2004: 4.82%

Best Quarter	Worst Quarter

17.78% (June 30, 2003)	(19.16)% (September 30, 2002)

8

LARGE CAP VALUE FUND

Investor Shares

			Since Inception
Average Annual Total Returns as of 12/31/03	1 Year	5 Years	(August 25, 1995)

Before Taxes	25.04%	(1.12)%	1.63%
After Taxes on Distributions(1)	24.93%	(1.31)%	1.41%
After Taxes on Distributions and Sales of Shares(1)	16.27%	(1.07)%	1.26%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)(2)	30.03%	3.56%	7.48%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)(3)	28.69%	(0.57)%	4.34%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Russell 1000 Value Index is the Fund’s benchmark. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable equity market.

(3)	The S&P 500 Index is the Standard and Poor’s Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

9

FEES AND EXPENSES

The table below shows the fees and expenses that you may pay if you buy and hold Investor Shares of a Fund. No sales charges or other fees are paid directly from your investment.

Investor Shares

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(1)

Small Cap Value Fund
Management fees	0.75%
Distribution (12b-1) fees	None
Shareholder service fees	0.25%
Other expenses	0.22%
Total annual operating expenses(2)	1.22%
Small/Mid Cap Value Fund
Management fees	0.75%
Distribution (12b-1) fees	None
Shareholder Servicing Fees	0.25%
Other Expenses(3)	0.85%
Total annual operating expenses(4)	1.85%
Fee Waiver(4)	(0.35)%
Net Expenses(4)	1.50%
Mid Cap Value Fund
Management fees	0.75%
Distribution (12b-1) fees	None
Shareholder service fees	0.25%
Other expenses	0.28%
Total annual operating expenses(2)	1.28%
Large Cap Value Fund
Management fees	0.55%
Distribution (12b-1) fees	None
Shareholder service fees	0.25%
Other expenses	1.17%
Total annual operating expenses(2)(5)	1.97%
Fee waiver(2)(5)	(0.48)%
Net expenses(2)(5)	1.49%

(1)	The table above and the Example below each reflect the aggregate annual operating expenses of each Fund and the corresponding Series in which the Fund invests.

(2)	The investment adviser has a contractual obligation to waive a portion of its fees through November 1, 2010 and to assume certain expenses of each Fund to the extent that the total annual operating expenses exceed 1.50% of average net assets.

(3)	Other expenses are based on estimated amounts for the current fiscal year.

(4)	The investment adviser has a contractual obligation to waive a portion of its fees through November 1, 2007 and to assume certain expenses of the Fund to the extent that the total annual operating expenses exceed 1.50% of average net assets.

(5)	The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the Funds where a Class’ average daily net assets is below $25 million through September 2007. As a percentage of average net assets these fees equaled 0.44% for the fiscal year ended June 30, 2004. The remaining 0.04% of the Fee Waiver was waived by the investment adviser pursuant to its contractual obligation (see footnote 2 above).

10

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Shares of a Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	each Fund’s total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Investor Shares

	1 Year	3 Years	5 Years	10 Years

Small Cap Value Fund	$124	$387	$670	$1,477
Small/Mid Cap Value Fund	$153	$474	N/A	N/A
Mid Cap Value Fund	$130	$406	$702	$1,545
Large Cap Value Fund	$152	$471	$815	$2,026

The above example is for comparison purposes only and is not a representation of a Fund’s actual expenses and returns, either past or future of Investor Shares of a Fund.

11

INVESTMENT OBJECTIVES

The CRM Large Cap Value Fund, the CRM Mid Cap Value Fund, the CRM Small/ Mid Cap Value Fund and the CRM Small Cap Value Fund each seek to achieve long-term capital appreciation. The investment objectives of the CRM Large Cap Value Fund, the CRM Mid Cap Value Fund and the CRM Small Cap Value Fund may not be changed without shareholder approval. The investment objective of the CRM Small/ Mid Cap Value Fund may be changed by the Board of Trustees upon 60 days’ written notice to shareholders. There is no guarantee that a Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

The CRM Small Cap Value Fund invests its assets in the Small Cap Value Series, which, under normal conditions, invests at least 80% of its total assets in a diversified portfolio of the following equity or equity-related securities:

•	common and preferred stocks of companies that have a market capitalization, at the time of purchase, equal to those in the Russell 2000 Value Index (“small cap company”);

•	options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of small cap companies; and

•	warrants.

The market capitalization range of the Russell 2000 Value Index changes constantly; on September 30, 2004, the range was from $88 million to $2.1 billion.

The CRM Small/Mid Cap Value Fund invests its assets in the Small/Mid Cap Value Series, which, under normal conditions, invests at least 80% of its assets in a diversified portfolio of the following equity or equity related securities:

•	common and preferred stocks of companies that are judged by the investment adviser to be undervalued in the marketplace relative to underlying profitability and have a market capitalization, at the time of purchase, between $200 million and $7 billion and are publicly traded on a U.S. securities market (or whose market capitalization falls within the capitalization range of recognized small cap and mid cap indices);

•	securities convertible into common stock (such as convertible preferred stock and convertible bonds); and

•	warrants.

The Small/Mid Cap Value Series is a diversified portfolio of U.S. equity or equity related securities of small and mid cap companies that are deemed by the investment adviser to be undervalued as compared to such companies’ profitability potential.

12

The CRM Mid Cap Value Fund invests its assets in the Mid Cap Value Series, which, under normal conditions, invests at least 80% of its total assets in a diversified portfolio of the following equity or equity-related securities:

•	common and preferred stocks of companies that have a market capitalization, at the time of purchase, equal to those in the Russell MidCap Value Index (“mid cap company”) and are publicly traded on a U.S. securities market;

•	options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of mid cap companies; and

•	warrants.

The market capitalization range of the Russell Midcap Value Index changes constantly; on September 30, 2004, the range was from $525 million to $15.2 billion.

The CRM Large Cap Value Fund invests its assets in the Large Cap Value Series, which, under normal conditions, invests at least 80% of its assets in a diversified portfolio of the following equity or equity-related securities:

•	common and preferred stocks of companies that have a market capitalization, at the time of purchase, equal to those in the Russell 1000 Value Index (“large cap company”) and are publicly traded on a U.S. securities market;

•	options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of large cap companies;

•	options on indices of the common stock of large cap companies; and

•	contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of large cap companies; and

•	options upon such futures contracts.

The market capitalization range of the Russell 1000 Value Index changes constantly; on September 30, 2004, the range was from $525 million to $354.4 billion.

With respect to all of the Series, the equity securities of non-U.S. issuers, whose market capitalizations fall within the capitalization ranges set forth above or within the ranges of other recognized indices, that are publicly traded on The Nasdaq Stock Market or a U.S. securities exchange, including the New York Stock Exchange and the American Stock Exchange, will be eligible for investment under the Series’ primary investment strategies.

Each Series may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a nationally recognized statistical rating organization, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Series will be unable to achieve their respective investment objectives.

13

Value Investing. Through their investment in a corresponding Series, the Funds seek to invest in stocks that are less expensive than comparable companies, as determined by price-to-earnings ratios, price-to-cash flow ratios, asset value per share or other measures. Value investing therefore may offer the potential for capital appreciation as a stock gains favor among other investors and its price rises.

The Series’ investment adviser relies on selecting individual stocks and does not try to predict when the stock market might rise or fall. It seeks out stocks that are undervalued in the marketplace relative to the issuer’s underlying profitability and, in some cases, neglected by financial analysts. The investment adviser evaluates the degree of analyst recognition by monitoring the number of analysts who follow a company and recommend its purchase or sale to investors.

The Investment Adviser’s Process. The investment adviser starts by identifying early changes in a company’s operations, finances or management. The investment adviser is attracted to companies that it believes will look different tomorrow—operationally, financially, managerially—when compared to yesterday. This type of dynamic change often creates confusion and misunderstanding and may lead to a drop in a company’s stock price. Examples of change include mergers, acquisitions, divestitures, restructurings, change of management, new market/product/means of production/distribution, regulatory change, etc. Once change is identified, the investment adviser evaluates the company on several levels. It analyzes:

•	Financial models based principally upon projected cash flows;

•	The price of a company’s stock in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company;

•	The extent of management’s ownership interest in a company; and

•	A company’s market position by corroborating its observations and assumptions by meeting with management, customers and suppliers.

The investment adviser also evaluates the degree of recognition of a company by investors by monitoring the number of sell side analysts who closely follow a company and the nature of its shareholder base. Before deciding to purchase a stock, the investment adviser conducts an appropriate amount of business due diligence to corroborate its observations and assumptions.

The identification of change comes from a variety of sources including the extensive use of its own proprietary database as well as a computer screening process which is run using various criteria. In addition, the investment adviser has an extensive network of relationships with clients, other investors, and intermediaries such as national and regional brokerage firms. Members of the investment adviser’s portfolio management team regularly meet with companies and sponsor annually more than 200 company/management meetings in its New York office.

14

By reviewing historical relationships and understanding the characteristics of a business, the investment adviser establishes valuation parameters using relative ratios or target prices. In its overall assessment, the investment adviser seeks stocks that it believes have a greater upside potential than downside risk over an 18 to 24 month holding period.

An important function of the investment adviser is to set a price target at which the stock will be sold when there has been no fundamental change in the investment case. In setting a target price for a stock, the investment adviser considers appreciation potential relative to risk over a two year period. The investment adviser constantly monitors the companies held by a Series to determine if there have been any fundamental changes in the reasons that prompted the initial purchase of the stock. If significant changes for the better have not materialized, the stock generally will be sold. The initial investment case for stock purchase, which has been documented, is examined by the investment adviser’s portfolio management team. A final decision on selling the stock is made after all such factors are analyzed.

Portfolio Turnover. The frequency of transactions in fund shares and a Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series’ shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. Under normal market conditions, the Large Cap Value and Small Cap Value Series’ turnover rate is expected to be less than 100%. Under normal market conditions, the Small/Mid Cap Value and Mid Cap Value Series’ annual turnover rate is expected to be less than 125% and 150%, respectively.

Each Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information (“SAI”).

ADDITIONAL RISK INFORMATION

The following is a list of certain risks that may apply to your investment in a Fund unless otherwise indicated. Further information about a Fund’s investments is available in our SAI:

•	Derivatives Risk: Some of the securities in which a Series’ invests may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Series’ total assets may be committed or exposed to derivative strategies.

15

•	Foreign Company Risk: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. issuers.

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Master/ Feeder Risk: While the master/feeder structure is designed to reduce costs, it may not do so, and the Funds may encounter operational or other complications. For example, large-scale redemptions by other feeders, if any, of their shares of a master fund could have adverse effects on your feeder fund such as requiring the liquidation of a substantial portion of the master fund’s holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than your feeder fund has and, therefore, could have effective voting control over the operation of the master fund.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Small and Mid Cap Risk: Small and mid cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small and mid cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies. (Not applicable to the CRM Large Cap Value Fund.)

•	Valuation Risk: The risk that a Series has valued certain of its securities at a higher price than it can sell them.

•	Value Investing Risk: The risk that a Series’ investment in securities believed to be undervalued in the marketplace relative to the issuer’s underlying profitability, do not appreciate in value as anticipated.

16

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of each Fund for the past 5 fiscal years or since inception, if shorter. The Small/Mid Cap Value Fund commenced operations on September 1, 2004 and, therefore, does not yet have financial highlights to include in this Prospectus. Certain information reflects financial results for a single Investor Share of a Fund. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and other distributions). This information has been audited by Ernst & Young LLP, whose report, along with each Fund’s financial statements (except the Small/Mid Cap Value Fund), is included in the Investor Shares’ Annual Report, which is available, without charge, upon request.

	For the Fiscal Years Ended June 30,

	2004	2003	2002	2001	2000†

LARGE CAP VALUE FUND—Investor Shares
Net Asset Value—Beginning of Period	$9.54	$9.50	$12.60	$11.63	$12.17

Investment Operations:
Net investment income	0.05	0.04	0.01	0.03	— (a)
Net realized and unrealized gain (loss) on investments	1.46	0.01	(3.08)	0.95	(0.37)

Total from investment operations	1.51	0.05	(3.07)	0.98	(0.37)

Distributions to Shareholders:
From net investment income	(0.02)	(0.01)	(0.03)	(0.01)	— (a)
From net realized gain on investments	—	—	—	—	(0.17)

Total Distributions to Shareholders	(0.02)	(0.01)	(0.03)	(0.01)	(0.17)

Net Asset Value—End of Period	$11.03	$9.54	$9.50	$12.60	$11.63

Total Return	15.90%	0.53%	(24.42)%	8.43%	(2.85)%
Ratios/ Supplemental Data:(b)
Ratios to Average Net Assets:
Expenses, including reimbursement/waiver	1.49%	1.50%	1.50%	1.50%	1.44%
Expenses, excluding reimbursement/waiver	1.97%	2.90%	2.36%	2.28%	2.35%
Net investment income, including reimbursement/waiver	0.45%	0.49%	0.09%	0.24%	0.05%
Portfolio turnover rate	26%	87%	100%	109%	136%
Net assets at end of period (000’s omitted)	$14,635	$8,776	$6,828	$7,817	$7,941

†	Effective November 1, 1999, the CRM Funds—Large Cap Value Fund (“Predecessor Fund”) was merged into the WT Mutual Fund—CRM Large Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.

(a)	Less than $0.01 per share.

(b)	Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I—Large Cap Value Series (the “Series”) and the portfolio turnover reflects the investment activity of the Series.

17

	For the Fiscal Years

	Ended June 30,					Period Ended
						June 30,
	2004		2003	2002		2001(a)

MID CAP VALUE FUND—Investor Shares
Net Asset Value—Beginning of Period	$17.57		$17.85	$18.15		$14.84

Investment Operations:
Net investment income (loss)	(.02	)(b)	0.01	(0.04	)(b)	0.07
Net realized and unrealized gain (loss) on investments	6.20		(0.21)	0.92		3.87

Total from investment operations	6.18		(0.20)	0.88		3.94

Distributions to Shareholders:
From net investment income	(0.02)		—	(0.03)		(0.06)
From net realized gain on investments	—		(0.08)	(1.15)		(0.57)

Total Distributions to Shareholders	(0.02)		(0.08)	(1.18)		(0.63)

Net Asset Value—End of Period	$23.73		$17.57	$17.85		$18.15

Total Return	35.22%		(1.07)%	4.82%		27.30	%(c)
Ratios/ Supplemental Data
Ratios to Average Net Assets:(e)
Expenses, including reimbursement/waiver	1.28%		1.37%	1.37%		1.50	%(d)
Expenses, excluding reimbursement/waiver	1.28%		1.40%	1.43%		1.88	%(d)
Net investment income (loss), including reimbursement/waiver	(0.10)%		0.04%	(0.25)%		0.31	%(d)
Portfolio turnover rate	152%		142%	143%		163%
Net assets at end of period (000’s omitted)	$136,994		$42,554	$48,086		$11,954

(a)	For the period September 20, 2000 (inception of Investor Share class) through June 30, 2001.

(b)	The net investment loss per share was calculated using average shares outstanding method.

(c)	Not Annualized.

(d)	Annualized.

(e)	The ratios to average net assets include expenses allocated from the WT Investment Trust I—Mid Cap Value Series (the “Series”) and the portfolio turnover reflects the investment activity of the Series.

18

	For the Fiscal Years Ended June 30,

	2004		2003		2002		2001	2000†

SMALL CAP VALUE FUND—Investor Shares
Net Asset Value—Beginning of Period	$19.77		$21.00		$21.93		$16.26	$14.94

Investment Operations:
Net investment income (loss)	(0.14	)(a)	(0.07	)(a)	(0.01	)(a)	0.10	(0.13)
Net realized and unrealized gain (loss) on investments	6.71		(0.52)		0.66		6.40	1.45

Total from investment operations	6.57		(0.59)		0.65		6.50	1.32

Distributions to Shareholders:
From net investment income	—		(0.02)		(0.10)		(0.02)	—
From net realized gain on investments	—		(0.62)		(1.48)		(0.81)	—

Total Distributions to Shareholders	—		(0.64)		(1.58)		(0.83)	—

Net Asset Value—End of Year	$26.34		$19.77		$21.00		$21.93	$16.26

Total Return	33.23%		(2.26)%		3.21%		41.67%	8.84%
Ratios/ Supplemental Data:(b)
Ratios to Average Net Assets:
Expenses	1.22%		1.27%		1.26%		1.28%	1.42%
Net investment income (loss), including reimbursement/waiver	(0.58)%		(0.39)%		(0.05)%		0.66%	(0.88)%
Portfolio turnover rate	77%		74%		61%		90%	96%
Net assets at end of period (000’s omitted)	$282,119		$181,296		$215,820		$134,778	$69,351

†	Effective November 1, 1999, the CRM Funds—Small Cap Value Fund (“Predecessor Fund”) was merged into the WT Mutual Fund—CRM Small Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.

(a)	The net investment loss per share was calculated using average shares outstanding method.

(b)	Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I—Small Cap Value Series (the “Series”) and the portfolio turnover reflects the investment activity of the Series.

19

MANAGEMENT OF THE FUND

The Board of Trustees of WT Mutual Fund has oversight responsibility of the management, activities and affairs of the Funds and has approved contracts with various financial organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC, (“CRM” or the “Adviser”), 520 Madison Avenue, New York, New York 10022, serves as the investment adviser to the Small Cap Value Series, the Small/ Mid Cap Value Series, the Mid Cap Value Series and the Large Cap Value Series. As the Series’ investment adviser, CRM has the overall responsibility for directing the Series’ investments. CRM and its predecessors have managed equity investments for mutual funds, corporate pension plans, educational, community, religious and private endowments and foundations as well as for individuals, in a value oriented style across a broad range of market capitalizations, and has been in business for more than thirty years. As of September 30, 2004, CRM had over $5.8 billion of assets under management.

For the twelve months ended June 30, 2004, CRM received investment advisory fees of 0.75%, 0.75% and 0.51%, as a percentage of average daily net assets, for the Small Cap Value Series, the Mid Cap Value Series and the Large Cap Value Series, respectively. The Small/ Mid Cap Value Series pays a monthly advisory fee to CRM at the annual rate of 0.75% of the average daily net assets. The Adviser may make payments to dealers, financial intermediaries or service providers out of its own resources, including revenue from the advisory fees received from the Fund. These payments may be made to compensate the recipient for marketing support services and/or shareholder service activities.

20

FUND MANAGERS

The day-to-day management of the Small Cap Value Series, the Small/ Mid Cap Value Series, the Mid Cap Value Series and the Large Cap Value Series is shared by a team of individuals employed by CRM. Ronald H. McGlynn and Jay B. Abramson are responsible for the overall management of each Series. In addition, James P. Stoeffel and Terry Lally are leaders of the team responsible for the management of the Small Cap Value Series; Brendan Hartman and Adam Star are leaders of the team responsible for the management of the Small/ Mid Cap Value Fund; and Jay B. Abramson and Robert L. Rewey, III are leaders of the team responsible for the management of the Mid Cap Series; David A Tillson is the leader of the team responsible for the management of the Large Cap Value Series. Each team member’s business experience and educational background is as follows:

Ronald H. McGlynn is a Co-founder, Chief Executive Officer and President of CRM with over 35 years of investment experience. Prior to founding CRM, he was a portfolio manager and an investment research analyst for Standard & Poor’s InterCapital, Chase Manhattan Bank and Oppenheimer & Company. Mr. McGlynn received a B.A. from Williams College and an M.B.A. from Columbia University Business School.

Jay B. Abramson, CPA is an Executive Vice President and Director of Research at CRM. Mr. Abramson joined CRM in 1985 and has the overall responsibility for our investment research team. Prior to joining CRM, Mr. Abramson worked for several years in public accounting and earned his CPA. Mr. Abramson received a B.S.E. and J.D. from the University of Pennsylvania Wharton School and Law School, respectively.

James P. Stoeffel joined CRM as a Vice President in March 2001 and is responsible for portfolio management and investment research. Prior to joining CRM, Mr. Stoeffel was the Director of Research at Palisade Capital Management from March 1999 to March 2001. Prior to that, he was Vice President in the Emerging Growth Stocks Research Group at Salomon Smith Barney from March 1993 to March 1999. Mr. Stoeffel earned a B.A. from Washington & Lee University and an M.B.A from New York University’s Stern School of Business and is a Certified Public Accountant.

Kevin M. Chin is a Vice President at CRM. He joined CRM in 1989, and is a senior research analyst responsible for investment research and portfolio management. Formerly, Mr. Chin was a financial analyst for the Mergers and Acquisitions Department of Morgan Stanley and a risk arbitrager with The First Boston Corporation. He received a BS from Columbia University School of Engineering & Applied Science.

Robert L. Rewey III, CFA joined CRM as a Vice President in January 2003. His primary role at CRM is as a senior research analyst in our investment research group. For the previous eight years, Mr. Rewey was a portfolio manager/ senior analyst at Sloate, Weisman, Murray & Co., Inc., a boutique money management firm. He earned a BA from the Carroll School of Management, Boston College and an MBA from Fuqua School of Business, Duke University.

21

Adam L. Starr joined CRM in 1999 and is a Vice President. His primary role is as a senior research analyst and portfolio manager in our investment group. Prior to joining CRM, he was a partner and portfolio manager at Weiss, Peck & Greer, LLC. Previously he was an analyst and portfolio manager at Charter Oak Partners and First Manhattan Company. Mr. Starr received a BA from Clark University and an MBA from Columbia University.

Carl D. Brown joined CRM in 1999 and is a Vice President. Carl’s primary role is as a research analyst in our investment group. Previously, Mr. Brown was a tax consultant and CPA at KPMG Peat Marwick. He earned a BA from the University of Pennsylvania and an MBA from New York University’s Stern School of Business.

Brendan J. Hartman joined CRM in 2001 and is a Vice President. Brendan’s primary role is as a senior research analyst in our investment group. Prior to joining CRM, Mr. Hartman was a research analyst at Donaldson, Lufkin & Jenrette and Salomon Brothers. His other work experience includes Latin American Telecom Analyst at Smith New Court, and Latin American Telecom & Latin American Metal & Mining Analyst at HSBC/ James Capel. He earned a BA from Lehigh University and an MBA from New York University’s Stern School of Business.

Terry Lally, CFA joined CRM in 2000 and is a Vice President. Terry’s primary role is as a senior research analyst in our investment group. Previously, Mr. Lally spent nine years at The Prudential working in US small cap and emerging market equity analysis, corporate finance, and equity trading. Terry earned a BBA from the University of Notre Dame and an MBA from Harvard University.

Michael J. Caputo joined CRM in September 2002 as a research analyst. Prior to CRM, he was a Vice President in Corporate Finance at Morgan Stanley. Prior to that, he worked in Corporate Finance at Lehman Brothers from August 1998 to March 2000 and at Dillon Reed from August 1996 to August 1998. Mr. Caputo has earned a BA from the University of Notre Dame and an MBA from the Wharton School.

22

SERVICE PROVIDERS

The chart below provides information on the Funds’ and the Series’ primary service providers.

23

SHAREHOLDER INFORMATION
PRICING OF SHARES

The Series value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

PFPC Inc. determines the NAV per share of each Fund as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time), on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. The NAV is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. Shares will only be priced on business days.

24

PURCHASE OF SHARES

Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in a Fund’s Investor Shares is $2,500 ($2,000 for IRAs or automatic investment plans). The Funds, in their sole discretion, may waive the minimum initial amount to establish certain Investor Share accounts. Additional investments for the Small/ Mid Cap Value Fund may be made in any amount. The minimum additional investment for the CRM Large Cap Value Fund, the CRM Mid Cap Value Fund and the CRM Small Cap Value Fund accounts is $100. You may purchase shares as specified below.

You may also purchase shares if you are a client of a broker or other financial institution that has made contractual arrangements to offer the Fund (a “Third Party”). The policies and fees charged by a Third Party may be different than those charged by a Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to the CRM Funds, indicating the name of the Fund, along with a completed application (provided with this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular Mail:	Overnight Mail:

CRM Funds c/o PFPC Inc. P.O. Box 9812 Providence, RI 02940	CRM Funds c/o PFPC Inc. 760 Moore Road King of Prussia, PA 19406

25

By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) CRM-2883 before making a purchase by wire, and if making an initial purchase, to also obtain an account number. Once you have an account number, you should instruct your bank to wire funds to:

                                                                           PFPC Trust Company

                                                                           c/o PNC Bank
                                                                           Philadelphia, PA
                                                                           ABA #031-0000-53
                                                                           DDA #86-1282-2896
                                                                           Attention: CRM Funds

Be sure to include your account number, the Fund name and your name. If you make an initial purchase by wire, you must promptly forward a completed application to the transfer agent at the address above. If you are making a subsequent purchase, the wire should also indicate your Fund account number.

Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.

Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. The Funds will not accept third party checks.

It is the responsibility of the Third Party to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an individual retirement account (IRA), or an automatic investment plan, please refer to our SAI.

REDEMPTION OF SHARES

You may sell your shares on any business day. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. There is no fee when Fund shares are redeemed. It is the responsibility of the Third Party to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally

26

wired on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. If you purchased your shares through an account with a Third Party, you should contact the Third Party for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.

Market Timing: The Funds are not designed to accommodate market timing or repetitive trading. “Market timing” is defined as effecting frequent trades into or out of a Fund in an effort to anticipate or time price movements. A Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the Distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Fund. There is no guarantee that the Funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee”. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your Fund account numbers, your printed name and your signature and should be mailed with your signature guarantee to:

Regular Mail:	Overnight Mail:

CRM Funds c/o PFPC Inc. P.O. Box 9812 Providence, RI 02940	CRM Funds c/o PFPC Inc. 760 Moore Road King of Prussia, PA 19406

By Telephone: If you prefer to redeem your shares by telephone you may elect to do so, however, there are risks. The Funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine, in order to mitigate the risk of fraudulent acts. If such safeguards and procedures are followed, you will bear the risk of any losses.

Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You

27

may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds a Fund’s shares.

If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it has reasonable grounds to believe that the check has been collected (which could take up to 10 days).

Small Accounts: If the value of your investment in a Fund falls below $2,500 for Investor Share accounts, ($2,000 for IRAs or automatic investment plans), a Fund may ask you to increase your balance. If the account value is still below $2,500 after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below $2,500 solely as a result of a reduction in your account’s market value.

Redemptions in Kind: The Funds reserve the right to make redemptions “in kind”—payments of redemption proceeds in portfolio securities rather than cash—if the amount redeemed is large enough to affect the Series’ operations (for example, if it represents more than 1% of a Series’ assets).

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in a Fund for Investor Shares of another CRM fund.

Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

Exchange transactions will be subject to the minimum initial investment and other requirements of the fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $2,500 for Investor Share accounts.

To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a Third Party, contact the Third Party. The Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of Investor Shares to be acquired through such exchange may be legally made.

28

DIVIDENDS AND DISTRIBUTIONS

As a shareholder of a Fund, you are entitled to dividends and other distributions arising from net investment income and net realized gains, if any, earned on the investments held by the Funds. Dividends and distributions, if any, are declared and paid annually to you. Each Fund expects to distribute any net realized gains once a year.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares unless you have elected to receive the distributions in cash.

TAXES

Federal Income Taxes: As long as a Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While each Fund may invest in securities that earn interest exempt from Federal income tax, the Funds invest primarily in taxable securities. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

Dividends you receive from a Fund, whether reinvested in Fund shares or taken as cash, are generally taxable to you as ordinary income. Distributions of a Fund’s net capital gain whether reinvested in Fund shares or taken as cash, are taxable to you as long-term capital gain, when designated as such, regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. Each Fund anticipates the distribution of net investment income.

It is a taxable event for you if you sell or exchange shares of a Fund. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

State and Local Income Taxes: You should consult your tax advisor concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation.

29

DISTRIBUTION ARRANGEMENTS

Professional Funds Distributor, LLC (the “Distributor”) manages the Funds’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares. The Adviser may pay brokers, financial intermediaries or service providers an amount calculated as a percentage of assets held by customers of the recipient. Please contact your broker, financial intermediary or service provider for details about any payments it may receive.

SHAREHOLDER SERVICE FEES

The Board of Trustees has adopted a shareholder service plan authorizing each Fund to pay shareholder service providers an annual fee not exceeding 0.25% of the Fund’s average daily net assets of its Investor Shares, to compensate shareholder service providers who maintain a service relationship with shareholders of the Fund’s Investor Shares. Service activities provided by service providers under this plan include (a) establishing and maintaining shareholders accounts and records, (b) answering shareholders inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other services requested by shareholders of Investor Shares. The Adviser may also provide services to certain accounts holding Investor Shares and receive the applicable shareholder service fee.

MASTER/ FEEDER STRUCTURE

Other investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including a Fund, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. Each shareholder of a Series, including a Fund, will pay its proportionate share of the Series’ expenses.

For reasons relating to costs or a change in investment goal, among others, a Fund could switch to another master fund or decide to manage its assets itself. None of the Funds is currently contemplating such a move.

SHARE CLASSES

The CRM Small Cap Value Fund, the CRM Mid Cap Value Fund and the CRM Large Cap Value Fund each issue Investor, Institutional and Retail Share classes. The CRM Small/ Mid Cap Value Fund issues Investor and Institutional Share classes. Each class has different minimum investment requirements, fees and expenses. Not all classes of a Fund are currently operational. Investors investing $2,500 or more may purchase Investor Shares. Other investors investing $1,000 or more may purchase Retail Shares (except for the CRM Small/ Mid Cap Value Fund). Institutional Shares are offered

30

only to those investors who invest in a Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more, or where related accounts total $1,000,000 or more when combined. Unlike the Retail and Investor Shares, the Institutional Shares are not subject to a shareholder service fee. The Retail Shares are subject to a Rule 12b-1 distribution fee.

31

GLOSSARY
CAP:

“Cap” is short for market capitalization which refers to the market value of all of a company’s common stock on the stock market.

FUNDAMENTAL POLICY:

An investment policy that may not be changed or deviated from without shareholder approval.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, distribution, administration and custody services.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees oversees the investment adviser (as well as all service providers) and establishes policies that the investment adviser must follow in its management activities.

MUTUAL FUND:

A mutual fund pools shareholders’ money and, using a professional investment manager, invests it in securities like stocks and bonds. Each Fund is a separate mutual fund.

NET ASSET VALUE or “NAV”:

NAV =	Assets—Liabilities ____________________ Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a mutual fund on its investments less accrued expenses

VALUE FUNDS:

Value funds primary invest in the common stock that are considered by the investment adviser to be undervalued in the marketplace relative to their underlying profitability, or, rather, their stock price does not reflect the value of the company.

32

FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

Annual/ Semi-Annual Reports:

These reports contain performance data and information on the Funds’ holdings and operating results for the Funds’ most recently completed fiscal year or half-year. The annual report will also include a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

Copies of these documents and answers to questions about the Funds may be obtained without charge by contacting:

CRM Funds

c/o PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406
(800) CRM-2883
9:00 a.m. to 5:00 p.m., Eastern time

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800) CRM-2883.

The investment company registration number is 811-08648.

CRM SMALL CAP

VALUE FUND

CRM SMALL/MID CAP

VALUE FUND

CRM MID CAP

VALUE FUND

CRM LARGE CAP

VALUE FUND

CRM Funds

c/o PFPC Inc.
760 Moore Road
King of Prussia, PA 19406
800-CRM-2883

Web Site:

www.crmfunds.com

This prospectus gives vital information about the CRM Small Cap Value Fund, the CRM Mid Cap Value Fund and the CRM Large Cap Value Fund of WT Mutual Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

PROSPECTUS
PROSPECTUS DATED NOVEMBER 1, 2004
CRM SMALL CAP
VALUE FUND
CRM MID CAP
VALUE FUND
CRM LARGE CAP
VALUE FUND
Retail Shares

FUND DESCRIPTIONS
CRM SMALL CAP VALUE FUND
CRM MID CAP VALUE FUND
CRM LARGE CAP VALUE FUND

Retail Shares

SUMMARY

Investment Objectives	• The Small Cap Value Fund, Mid Cap Value Fund and Large Cap Value Fund each seek to achieve long-term capital appreciation.

Investment Focus	• Equity (or equity related) securities

Share Price Volatility	• High

Principal Investment Strategies	Each Fund is a separate series of WT Mutual Fund and operates as a “feeder fund,” which means that a Fund does not buy individual securities directly. Instead, each Fund invests in a corresponding mutual fund or “master fund,” which in turn purchases investment securities. Each Fund invests all of its assets in a master fund (“Series”), which is a separate series of WT Investment Trust I. Each Fund and its corresponding Series have the same investment objective, policies and limitations.

• The Small Cap Value Fund invests all of its assets in the Small Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity or equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell 2000 Value Index (“small cap companies”) and are publicly traded on a U.S. securities market.

• The Mid Cap Value Fund invests all of its assets in the Mid Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity or equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell Midcap Value Index (“mid cap companies”) and are publicly traded on a U.S. securities market.

• The Large Cap Value Fund invests all of its assets in the Large Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity or equity related securities of companies with market capitalizations at the time of

2

initial purchase equal to those in the Russell 1000 Value Index (“large cap companies”) and are publicly traded on a U.S. securities market.

Principal Risks	The Funds are subject to the risks summarized below and further described under the heading “Additional Risk Information” in this prospectus.
• It is possible to lose money by investing in a Fund. There is no guarantee that the stock market or that the stocks that a Series holds will increase in value.
• A Fund’s share price will fluctuate in response to changes in the market value of a Fund’s investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.
• A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.
• Small and mid cap companies may be more vulnerable than large cap companies to adverse business or economic developments, and their securities may be less liquid and more volatile.

• The performance of a Fund will depend on whether or not the investment adviser is successful in pursuing the Fund’s investment strategy.

Investor Profile	• Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

3

PERFORMANCE INFORMATION
CRM SMALL CAP VALUE FUND

As of the date of this prospectus, Retail Shares of the CRM Small Cap Value Fund had not commenced operations. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Small Cap Value Fund’s Investor Shares by showing changes in the performance of the Fund’s Investor Shares from calendar year to calendar year and by showing how the Investor Share’s average annual total returns for one and five years and since inception, both before and after taxes, compare with those of the Russell 2000 Value Index and the Russell 2000 Index, broad based measures of market performance. This performance information includes performance of the Fund’s predecessor, the CRM Funds—Small Cap Value Fund, for the periods prior to November 1, 1999. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION*

Calendar Year-to-Date Total Return as of September 30, 2004: 4.10%

Best Quarter	Worst Quarter

27.30% (June 30, 2003)	(22.80)% (September 30, 1998)

4

SMALL CAP VALUE FUND

Investor Shares

			Since Inception
Average Annual Total Returns as of 12/31/03*	1 Year	5 Years	(October 1, 1995)

Before Taxes	48.33%	15.07%	15.20%
After Taxes on Distributions(1)	48.33%	14.03%	14.19%
After Taxes on Distributions and Sales of Shares(1)	31.41%	12.63%	13.03%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)(2)	46.03%	12.28%	13.03%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)(3)	47.25%	7.13%	8.78%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Russell 2000 Value Index is the Fund’s benchmark. The Russell 2000 Value Index measures the performance of those companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values.

(3)	The Russell 2000 Index is an unmanaged, capitalization weighted index of 2000, small capitalization U.S. companies.

*	Performance shown is not for Retail Shares, but for Investor Shares that are not offered in this prospectus. Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Retail Shares do not have the same expenses. Specifically, Retail Shares are subject to a distribution fee of 0.15% of average daily net assets of Retail Shares. Had such a fee been deducted, the returns would be less.

5

CRM MID CAP VALUE FUND

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Mid Cap Value Fund’s Retail Shares by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year and since inception, both before and after taxes, compare with those of the Russell Midcap Value Index and the Russell Midcap Index, broad based measures of market performance. Total return of the Fund would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR THE CALENDAR YEAR SINCE INCEPTION

Calendar Year-to-Date Total Return as of September 30, 2004: 8.84%

Best Quarter	Worst Quarter

17.92% (June 30, 2003)	(2.22)% (March 31, 2003)

6

MID CAP VALUE FUND

Retail Shares

		Since Inception
Average Annual Total Returns as of 12/31/03	1 Year	(July 30, 2002)

Before Taxes	41.41%	23.97%
After Taxes on Distributions(1)	41.35%	23.85%
After Taxes on Distributions and Sales of Shares(1)	26.92%	20.45%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)(2)	38.06%	23.24%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)(3)	40.06%	25.50%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Russell Midcap Value Index is the Fund’s benchmark. The Russell Midcap Value Index measures the performance of those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values.

(3)	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents the performance of the 1,000 largest companies in the U.S. equity market.

7

CRM LARGE CAP VALUE FUND

As of the date of this prospectus, Retail Shares of the CRM Large Cap Value Fund had not commenced operations. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Large Cap Value Fund by showing changes in the performance of the Fund’s Investor Shares from calendar year to calendar year and by showing how the Investor Share’s average annual total returns for one year, five years and since inception, both before and after taxes, compare with those of the Russell 1000 Value Index and the S&P 500 Index, broad based measures of market performance. This performance information includes performance of the Fund’s predecessor, the CRM Funds—Large Cap Value Fund, for the period prior to November 1, 1999. Total return of the Fund would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION*

Calendar Year-to-Date Total Return as of September 30, 2004: 4.82%

Best Quarter	Worst Quarter

17.78% (June 30, 2003)	(19.16)% (September 30, 2002)

8

LARGE CAP VALUE FUND

Investor Shares

			Since Inception
Average Annual Total Returns as of 12/31/03*	1 Year	5 Years	(August 25, 1998)

Before Taxes	25.04%	(1.12)%	1.63%
After Taxes on Distributions(1)	24.93%	(1.31)%	1.41%
After Taxes on Distributions and Sales of Shares(1)	16.27%	(1.07)%	1.26%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)(2)	30.03%	3.56%	7.48%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)(3)	28.69%	(0.57)%	4.34%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Russell 1000 Value Index is the Fund’s benchmark. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable equity market.

(3)	The S&P 500 Index is the Standard and Poor’s Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

*	Performance shown is not for Retail Shares, but for Investor Shares that are not offered in this prospectus. Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Retail Shares do not have the same expenses. Specifically, Retail Shares are subject to a distribution fee of 0.15% of average daily net assets of Retail Shares. Had such a fee been deducted, the returns would be less.

9

FEES AND EXPENSES

The table below shows the fees and expenses that you may pay if you buy and hold Retail Shares of a Fund. No sales charges or other fees are paid directly from your investment.

Retail Shares

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(1)

Small Cap Value Fund
Management fees	0.75%
Distribution (Rule 12b-1) fees(2)	0.15%
Shareholder Servicing Fees	0.25%
Other Expenses	0.22%
Total annual operating expenses(3)	1.37%
Mid Cap Value Fund
Management fees	0.75%
Distribution (Rule 12b-1) fees(2)	0.15%
Shareholder Servicing Fees	0.25%
Other Expenses	0.90%
Total annual operating expenses(4)	2.05%
Fee Waiver(3)(4)	(0.64)%
Net Expenses(3)(4)	1.41%
Large Cap Value Fund
Management fees	0.55%
Distribution (Rule 12b-1) fees(2)	0.15%
Shareholder Servicing Fees	0.25%
Other Expenses	1.17%
Total annual operating expenses(3)	2.12%
Fee Waiver(3)(4)	(0.48)%
Net Expenses(3)(4)	1.64%

(1)	The table above and the Example below each reflect the aggregate annual operating expenses of each Fund and the corresponding Series in which the Fund invests.

(2)	While the distribution plan provides for reimbursement of up to 0.25% of the Retail Shares Fund’s average net assets, the Board of Trustees has authorized annual payments of up to 0.15% of the Fund’s Retail Shares average net assets.

(3)	The investment adviser has a contractual obligation to waive a portion of its fees through November 1, 2010 and assume certain expenses of the Fund to the extent that the total annual operating expenses exceed 1.65% of average net assets.

(4)	The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the Funds where a Class’ average daily net assets is below $25 million through September 2007. As a percentage of average net assets these fees equaled 0.64% and 0.44% respectively for the Mid Cap Value Fund and Large Cap Value Fund for the fiscal year ended June 30, 2004. The remaining 0.04% of the Fee Waiver was waived by the investment adviser pursuant to its contractual obligation (see footnote 3 above).

10

EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	each Fund’s total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Retail Shares

	Small Cap	Mid Cap	Large Cap
	Value Fund	Value Fund	Value Fund

1 Year	$139	$144	$167
3 Years	$434	$446	$517
5 Years	$750	$825	$894
10 Years	$1,646	$2,092	$2,187

The above example is for comparison purposes only and is not a representation of a Fund’s actual expenses and returns, either past or future of Retail Shares of a Fund.

11

INVESTMENT OBJECTIVES

The CRM Large Cap Value Fund, CRM Mid Cap Value Fund and CRM Small Cap Value Fund each seek to achieve long-term capital appreciation. These investment objectives may not be changed without shareholder approval. There is no guarantee that a Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

The CRM Small Cap Value Fund invests its assets in the Small Cap Value Series, which, under normal conditions, invests at least 80% of its total assets in a diversified portfolio of the following equity or equity-related securities:

•	common and preferred stocks of companies that have a market capitalization, at the time of purchase, equal to those in the Russell 2000 Value Index (“small cap company”);

•	options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of small cap companies; and

•	warrants.

The market capitalization range of the Russell 2000 Value Index changes constantly; on September 30, 2004, the range was from $88 million to $2.1 billion.

The CRM Mid Cap Value Fund invests its assets in the Mid Cap Value Series, which, under normal conditions, invests at least 80% of its total assets in a diversified portfolio of the following equity or equity-related securities:

•	common and preferred stocks of companies that have a market capitalization, at the time of purchase, equal to those in the Russell MidCap Value Index (“mid cap company”) and are publicly traded on a U.S. securities market;

•	options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of mid cap companies; and

•	warrants.

The market capitalization range of the Russell Midcap Value Index changes constantly; on September 30, 2004, the range was from $525 million to $15.2 billion.

12

The CRM Large Cap Value Fund invests its assets in the Large Cap Value Series, which, under normal conditions, invests at least 80% of its assets in a diversified portfolio of the following equity or equity-related securities:

•	common and preferred stocks of companies that have a market capitalization, at the time of purchase, equal to those in the Russell 1000 Value Index (“large cap company”) and are publicly traded on a U.S. securities market;

•	options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of large cap companies;

•	options on indices of the common stock of large cap companies; and

•	contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of large cap companies; and

•	options upon such futures contracts.

The market capitalization range of the Russell 1000 Value Index changes constantly; on September 30, 2004, the range was from $525 million to $354.4 billion.

With respect to all of the Series, the equity securities of non-U.S. issuers, whose market capitalizations fall within the capitalization ranges set forth above or within the ranges of other recognized indices, that are publicly traded on The Nasdaq Stock Market or a U.S. securities exchange, including the New York Stock Exchange and the American Stock Exchange, will be eligible for investment under the Series’ primary investment strategies.

Each Series may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a nationally recognized statistical rating organization, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Series will be unable to achieve their respective investment objectives.

Value Investing. Through their investment in a corresponding Series, the Funds seek to invest in stocks that are less expensive than comparable companies, as determined by price-to-earnings ratios, price-to-cash flow ratios, asset value per share or other measures. Value investing therefore may offer the potential for capital appreciation as a stock gains favor among other investors and its price rises.

The Series’ investment adviser relies on selecting individual stocks and does not try to predict when the stock market might rise or fall. It seeks out stocks that are undervalued in the marketplace relative to the issuer’s underlying profitability and, in some cases, neglected by financial analysts. The investment adviser evaluates the degree of analyst recognition by monitoring the number of analysts who follow a company and recommend its purchase or sale to investors.

13

The Investment Adviser’s Process. The investment adviser starts by identifying early changes in a company’s operations, finances or management. The investment adviser is attracted to companies which it believes will look different tomorrow—operationally, financially, managerially—when compared to yesterday. This type of dynamic change often creates confusion and misunderstanding and may lead to a drop in a company’s stock price. Examples of change include mergers, acquisitions, divestitures, restructurings, change of management, new market/product/means of production/distribution, regulatory change, etc. Once change is identified, the investment adviser evaluates the company on several levels. It analyzes:

•	Financial models based principally upon projected cash flows;

•	The price of a company’s stock in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company;

•	The extent of management’s ownership interest in a company; and

•	A company’s market position by corroborating its observations and assumptions by meeting with management, customers and suppliers.

The investment adviser also evaluates the degree of recognition of a company by investors by monitoring the number of sell side analysts who closely follow a company and the nature of its shareholder base. Before deciding to purchase a stock, the investment adviser conducts an appropriate amount of business due diligence to corroborate its observations and assumptions.

The identification of change comes from a variety of sources including the extensive use of its own proprietary database as well as a computer screening process which is run using various criteria. In addition, the investment adviser has an extensive network of relationships with clients, other investors, and intermediaries such as national and regional brokerage firms. Members of the investment adviser’s portfolio management team regularly meet with companies and sponsor annually more than 200 company/management meetings in its New York office.

By reviewing historical relationships and understanding the characteristics of a business, the investment adviser establishes valuation parameters using relative ratios or target prices. In its overall assessment, the investment adviser seeks stocks that it believes have a greater upside potential than downside risk over an 18 to 24 month holding period.

An important function of the investment adviser is to set a price target at which the stock will be sold when there has been no fundamental change in the investment case. In setting a target price for a stock, the investment adviser considers appreciation potential relative to risk over a two year period. The investment adviser constantly monitors the companies held by a Series to determine if there have been any fundamental changes in the reasons that prompted the initial purchase of the stock. If significant changes for the better have not materialized, the stock generally will be sold. The

14

initial investment case for stock purchase, which has been documented, is examined by the investment adviser’s portfolio management team. A final decision on selling the stock is made after all such factors are analyzed.

Portfolio Turnover. The frequency of transactions in fund shares and a Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series’ shareholders with frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Under normal market conditions, the Large Cap Value and Small Cap Value Series’ turnover rate is expected to be less than 100%. Under normal market conditions, the Mid Cap Value Series turnover rate is expected to be less than 150%.

Each Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information (“SAI”).

ADDITIONAL RISK INFORMATION

The following is a list of certain risks that may apply to your investment in a Fund unless otherwise indicated. Further information about a Fund’s investments is available in our SAI:

•	Derivatives Risk: Some of the securities in which a Series’ invests may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Series’ total assets may be committed or exposed to derivative strategies.

•	Foreign Company Risk: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. issuers.

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Master/ Feeder Risk: While the master/feeder structure is designed to reduce costs, it may not do so, and the Funds may encounter operational or other complications. For example, large-scale redemptions by other feeders,

15

if any, of their shares of a master fund could have adverse effects on your feeder fund such as requiring the liquidation of a substantial portion of the master fund’s holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than your feeder fund has and, therefore, could have effective voting control over the operation of the master fund.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Small and Mid Cap Risk: Small and mid cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small and mid cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies. (Not applicable to CRM Large Cap Value Fund.)

•	Valuation Risk: The risk that a Series has valued certain of its securities at a higher price than it can sell them.

•	Value Investing Risk: The risk that a Series’ investment in securities believed to be undervalued in the marketplace relative to the issuer’s underlying profitability, do not appreciate in value as anticipated.
16

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the CRM Mid Cap Value Fund since inception. The Retail Shares of the CRM Large Cap Value Fund and the CRM Small Cap Value Fund have not commenced operations as of the date of this prospectus. Certain information reflects financial results for a single Retail Share of the CRM Mid Cap Value Fund. The total returns in the table represents the rate that a shareholder would have earned (or lost) on an investment in the CRM Mid Cap Value Fund (assuming reinvestment of all dividends and other distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Retail Shares’ Annual Report, which is available, without charge, upon request.

	Fiscal Year		Period Ended
	June 30,		June 30,
	2004		2003(a)

MID CAP VALUE FUND—Retail Shares
Net Asset Value—Beginning of Period	$17.64		$16.02

Investment Operations:
Net investment (loss)(b)	(0.05	)(b)	(0.02	)(b)
Net realized and unrealized gain on investments	6.22		1.72

Total from investment operations	6.17		1.70

Distributions to Shareholders:
From net investment income	(0.02)		—
From net realized gain on investments	—		(0.08)

Total distributions to shareholders	(0.02)		(0.08)

Net Asset Value—End of Period	$23.79		$17.64

Total Return	35.02%		10.67	%(d)
Ratios/ Supplemental Data
Ratios to average net assets:(e)
Expenses, including reimbursement/waiver	1.41%		1.50	%(c)
Expenses, excluding reimbursement/waiver	2.05%		6.57	%(c)
Net investment loss, including reimbursement/waiver	(0.22)%		(0.14)	%(c)
Portfolio turnover rate	152%		142	%(d)
Net assets at end of period (000’s omitted)	$5,328		$777

(a)	For the period July 30, 2002 (inception of Retail Share class) through June 30, 2003.

(b)	The net investment loss per share was calculated using average shares outstanding method.

(c)	Annualized.

(d)	Not annualized.

(e)	The ratios to average net assets include expenses allocated from the WT Investment Trust I—Mid Cap Value Series (the “Series”) and the portfolio turnover reflects the investment activity of the Series.

17

MANAGEMENT OF THE FUND

The Board of Trustees of WT Mutual Fund has oversight responsibility of the management, activities and affairs of the Funds and has approved contracts with various financial organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC, (“CRM” or the “Adviser”), 520 Madison Avenue, New York, New York 10022, serves as the investment adviser to the Small Cap Value Series, the Mid Cap Value Series and the Large Cap Value Series. As the Series’ investment adviser, CRM has the overall responsibility for directing the Series’ investments. CRM and its predecessors have managed equity investments for mutual funds, corporate pension plans, educational, community, religious and private endowments and foundations as well as for individuals, in a value oriented style across a broad range of market capitalizations, and has been in business for more than thirty years. As of September 30, 2004, CRM had over $5.8 billion of assets under management.

For twelve months ended June 30, 2004, CRM received investment advisory fees of 0.75%, 0.75% and 0.51% as a percentage of average daily net assets, for the Small Cap Value Series, the Mid Cap Value Series and the Large Cap Value Series, respectively. The Adviser may make payments to dealers, financial intermediaries or service providers out of its own resources, including revenue from the advisory fees received from the Fund. These payments may be made to compensate the recipient for marketing support services and/or shareholder service activities.

18

FUND MANAGERS

The day-to-day management of the Small Cap Value Series, the Small/ Mid Cap Value Series, the Mid Cap Value Series and the Large Cap Value Series is shared by a team of individuals employed by CRM. Ronald H. McGlynn and Jay B. Abramson are responsible for the overall management of each Series. In addition, James P. Stoeffel and Terry Lally are leaders of the team responsible for the management of the Small Cap Value Series; Brendan Hartman and Adam Star are leaders of the team responsible for the management of the Small/ Mid Cap Value Fund; and Jay B. Abramson and Robert L. Rewey, III are leaders of the team responsible for the management of the Mid Cap Series; David A. Tillson is the leader of the team responsible for the management of the Large Cap Value Series. Each team member’s business experience and educational background is as follows:

Ronald H. McGlynn is a Co-founder, Chief Executive Officer and President of CRM and has over 34 years of investment experience. Prior to co-founding CRM in 1973, Mr. McGlynn was a Portfolio Manager at Oppenheimer & Co. He received a B.A. from Williams College and an M.B.A. from Columbia University.

Jay B. Abramson, CPA is an Executive Vice President of CRM. Mr. Abramson joined CRM in 1985 and is responsible for investment research and portfolio management. Mr. Abramson received a B.S.E. and J.D. from the University of Pennsylvania Wharton School and Law School, respectively, and is a Certified Public Accountant.

James P. Stoeffel, CPA joined CRM as a Vice President in March 2001 and is responsible for portfolio management and investment research. Prior to joining CRM, Mr. Stoeffel was the Director of Research at Palisade Capital Management from March 1999 to March 2001. Prior to that, he was Vice President in the Emerging Growth Stocks Research Group at Salomon Smith Barney from March 1993 to March 1999. He served as a Senior Financial Analyst/ Assistant Treasurer with Ticor Title Insurance Co., and as an auditor. Mr. Stoeffel earned a B.A. from Washington & Lee University and an M.B.A. from New York University’s Stern School of Business and is a Certified Public Accountant.

Kevin M. Chin is a Vice President of CRM. Mr. Chin joined the firm in 1989 and is responsible for investment research. Prior to joining CRM, Mr. Chin was a Financial Analyst for the Mergers and Acquisitions Department of Morgan Stanley and a Risk Arbitrageur with The First Boston Corporation. He received a B.S. from Columbia University School of Engineering & Applied Science.

Robert L. Rewey III, CFA joined CRM as a Vice President in January 2003. As a senior analyst, he is responsible for portfolio management and research in our investment research group. For the previous eight years, Mr. Rewey, III was a portfolio manager/ senior analyst at Sloate, Weisman, Murray & Co., Inc., a boutique money management firm. He earned a BA from the Caroll School of Management, Boston College and a MBA from Fuqua School of Business, Duke University.

19

Adam L. Starr is a Vice President of CRM. Mr. Starr joined CRM in 1999 and is responsible for portfolio management and research. Prior to joining CRM, he was a Partner and Portfolio Manager at Weiss, Peck & Greer, LLC from 1992 to 1999. Previously, he was an Analyst and Portfolio Manager at Charter Oak Partners from 1990 to 1992 and First Manhattan Company. Mr. Starr earned a B.A. from Clark University and an M.B.A. from Columbia University.

David A. Tillson, CFA is a Senior Vice President at CRM. David joined CRM in October 2002 and is responsible for portfolio management. Prior to joining CRM, he was a Managing Director at U.S. Trust Company from 1993 to 2002. Mr. Tillson received a B.A. from Brown University and an M.B.A. from New York University. He is a member of the New York Society of Security and Analysts and the Association for Investment Management and Research.

Carl D. Brown joined CRM in April 1999 and is a Research Analyst. Prior to joining CRM, Mr. Brown was a Tax Consultant and CPA at KPMG Peat Marwick from 1994 to April 1999. He earned a B.A. from the University of Pennsylvania in 1994 and an M.B.A. from New York University’s Stern School of Business in 1996.

Brendan J. Hartman joined CRM in March 2001 as a Research Analyst. Prior to joining CRM, Mr. Hartman was a Research Analyst at Donaldson, Lufkin & Jenrette from October 1997 to February 2001 and at Salomon Brothers from June 1996 to October 1997. His other work experience includes Latin American Telecom Analyst at Smith New Court, and Latin American Telecom & Latin American Metal & Mining Analyst at HSBC/ James Capel from 1995 to 1996. He earned a B.A. from Lehigh University in 1990 and an M.B.A. from New York University’s Stern School of Business in 1996.

Terry Lally, CFA is a Vice President of CRM and joined the firm in 2000. He is responsible for investment research. Prior to joining CRM, Mr. Lally worked for nine years at The Prudential in U.S. small cap and emerging market equity analysis, corporate finance, and equity trading. Mr. Lally earned a B.B.A. from the University of Notre Dame in 1989, an M.B.A. from Harvard University in 1995, and is a Chartered Financial Analyst.

Michael J. Caputo joined CRM as a Research Analyst in August 2002. Prior to joining CRM, he was a Vice President in Corporate Finance at Morgan Stanley from March 2000 to August 2002. Prior to that, he worked in Corporate Finance at Lehman Brothers from August 1998 to March 2000 and at Dillon Reed from August 1996 to August 1998. Mr. Caputo earned a B.A. from the University of Notre Dame and an M.B.A. from the Wharton School.

20

SERVICE PROVIDERS

The chart below provides information on the Funds’ and the Series’ primary service providers.

21

SHAREHOLDER INFORMATION
PRICING OF SHARES

The Series value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

PFPC Inc. determines the NAV per share of each Fund as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time), on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. The NAV is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. Shares will only be priced on business days.

22

PURCHASE OF SHARES

Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in a Fund’s Retail Shares is $1,000. The Funds, in their sole discretion, may waive the minimum initial amount to establish certain Retail Share accounts. Additional investment may be made in any amount. You may purchase shares as specified below.

You may also purchase shares if you are a client of a broker or other financial institution that has made contractual arrangements to offer the Fund (a “Third Party”). The policies and fees charged by a Third Party may be different than those charged by a Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to CRM Funds, indicating the name of the Fund, along with a completed application (provided with this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular Mail:	Overnight Mail:

CRM Funds c/o PFPC Inc. P.O. Box 9812 Providence, RI 02940	CRM Funds c/o PFPC Inc. 760 Moore Road King of Prussia, PA 19406

By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) CRM-2883 before making a purchase by wire, and if making an initial purchase, to also obtain an account number. Once you have an account number, you should instruct your bank to wire funds to:

PFPC Trust Company
c/o PNC Bank
Philadelphia, PA
ABA #031-0000-53
DDA #86-1282-2896
Attention: CRM Funds

23

Be sure to include your account number, the Fund name and your name. If you make an initial purchase by wire, you must promptly forward a completed application to the transfer agent at the address above. If you are making a subsequent purchase, the wire should also indicate your Fund account number.

Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.

Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. The Funds will not accept third party checks.

It is the responsibility of the Third Party to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an individual retirement account (IRA), or an automatic investment plan, please refer to our SAI.

REDEMPTION OF SHARES

You may sell your shares on any business day. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. There is no fee when Fund shares are redeemed. It is the responsibility of the Third Party to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. If you purchased your shares through an account with a Third Party, you should contact the Third Party for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.

Market Timing: The Funds are not designed to accommodate market timing or repetitive trading. “Market timing” is defined as effecting frequent trades into or out of a Fund in an effort to anticipate or time price movements. A Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the Distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Fund. There is no guarantee that the Funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

24

By Mail: If you redeem your shares by mail, you should submit written instructions with a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your Fund account numbers, your printed name and your signature and should be mailed with your signature guarantee to:

Regular Mail:	Overnight Mail:

CRM Funds c/o PFPC Inc. P.O. Box 9812 Providence, RI 02940	CRM Funds c/o PFPC Inc. 760 Moore Road King of Prussia, PA 19406

By Telephone: If you prefer to redeem your shares by telephone you may elect to do so, however, there are risks. The Funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine, in order to mitigate the risk of fraudulent acts. If such procedures are followed, you will bear the risk of any losses.

Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds a Fund’s shares.

If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it has reasonable grounds to believe that the check has been collected (which could take up to 10 days).

Small Accounts: If the value of your investment in a Fund falls below $500 for Retail Share accounts, a Fund may ask you to increase your balance. If the account value is still below $500 after 60 days, a Fund may close your account and

25

send you the proceeds. A Fund will not close your account if it falls below $500 solely as a result of a reduction in your account’s market value.

Redemptions in Kind: The Funds reserve the right to make redemptions “in kind”—payments of redemption proceeds in portfolio securities rather than cash—if the amount redeemed is large enough to affect the Series’ operations (for example, if it represents more than 1% of a Series’ assets).

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in a Fund for Retail Shares of another CRM fund.

Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

Exchange transactions will be subject to the minimum initial investment and other requirements of the fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $1,000 for Retail Share accounts.

To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a Third Party, contact the Third Party. The Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of Retail Shares to be acquired through such exchange may be legally made.

DIVIDENDS AND DISTRIBUTIONS

As a shareholder of a Fund, you are entitled to dividends and other distributions arising from net investment income and net realized gains, if any, earned on the investments held by the Funds. Dividends and distributions, if any, are declared and paid annually to you. Each Fund expects to distribute any net realized gains once a year.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares unless you have elected to receive the distributions in cash.

26

TAXES

Federal Income Taxes: As long as a Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While each Fund may invest in securities that earn interest exempt from Federal income tax, the Funds invest primarily in taxable securities. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

Dividends you receive from a Fund, whether reinvested in Fund shares or taken as cash, are generally taxable to you as ordinary income. Distributions of a Fund’s net capital gain whether reinvested in Fund shares or taken as cash, are taxable to you as long-term capital gain, when designated as such, regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. Each Fund anticipates the distribution of net investment income.

It is a taxable event for you if you sell or exchange shares of a Fund. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

State and Local Income Taxes: You should consult your tax advisor concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation.

27

DISTRIBUTION ARRANGEMENTS

Professional Funds Distributor, LLC (the “Distributor”) manages the Funds’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. Other than the Rule 12b-1 fees described below, the Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares. The Adviser may pay brokers, financial intermediaries or service providers an amount calculated as a percentage of assets held by customers of the recipient. Please contact your broker, financial intermediary or service provider for details about payments it may receive.

RULE 12b-1 FEES

The Retail Shares of each Fund has adopted a distribution plan under Rule 12b-1 that allows it to pay a fee to the Distributor for the sale and distribution of its Retail Shares. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time these fees indirectly will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the distribution plan, the Funds’ will pay distribution fees to the distributor at a maximum annual rate of 0.25% of its aggregate average daily net assets attributable to its Retail Shares. While the distribution plan provides for reimbursement of up to 0.25% of a Fund’s Retail Shares average net assets, the Board of Trustees has authorized annual payments of up to 0.15% of each Fund’s Retail Shares average net assets.

SHAREHOLDER SERVICE FEES

The Board of Trustees has adopted a shareholder service plan authorizing each Fund to pay service providers an annual fee not exceeding 0.25% of the Fund’s average daily net assets of its Retail Shares, to compensate service providers who maintain a service relationship with shareholders of the Fund’s Retail Shares. Service activities provided by service providers under this plan include (a) establishing and maintaining shareholders accounts and records, (b) answering shareholders inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other services requested by shareholders of Retail Shares.

MASTER/ FEEDER STRUCTURE

Other investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including a Fund, to pool their assets, which may be expected to result in economies of scale by

28

spreading certain fixed costs over a larger asset base and providing purchasing power. Each shareholder of a Series, including a Fund, will pay its proportionate share of the Series’ expenses.

For reasons relating to costs or a change in investment goal, among others, a Fund could switch to another master fund or decide to manage its assets itself. None of the Funds is currently contemplating such a move.

SHARE CLASSES

Each Fund issues Investor, Institutional and Retail Share classes. Each class has different minimum investment requirements, fees and expenses. Not all classes of a Fund are currently operational. Investors investing $1,000 or more may purchase Retail Shares. Institutional Shares are offered only to those investors who invest in a Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more, or where related accounts total $1,000,000 or more when combined. Other investors investing $2,500 or more may purchase Retail Shares. Unlike the Retail and Investor Shares, the Institutional Shares are not subject to a shareholder service fee. The Retail Shares are subject to a Rule 12b-1 distribution fee.

29

GLOSSARY
CAP:

“Cap” is short for market capitalization which refers to the market value of all of a company’s common stock on the stock market.

FUNDAMENTAL POLICY:

An investment policy that may not be changed or deviated from without shareholder approval.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees oversees the investment adviser (as well as all service providers) and establishes policies that the investment adviser must follow in its management activities.

MUTUAL FUND:

A mutual fund pools shareholders’ money and, using a professional investment manager, invests it in securities like stocks and bonds. Each Fund is a separate mutual fund.

NET ASSET VALUE or “NAV”:

NAV =	Assets—Liabilities ____________________ Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a mutual fund on its investments less accrued expenses

VALUE FUNDS:

Value funds primary invest in the common stock that are considered by the investment adviser to be undervalued in the marketplace relative to the issuer’s underlying profitability, or rather a company’s stock price does not reflect the value of the company.

30

FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

Annual/Semi-Annual Reports:

These reports contain performance data and information on the Funds’ holdings and operating results for the Funds’ most recently completed fiscal year or half-year. The annual report also includes a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

Copies of these documents and answers to questions about the Funds may be obtained without charge by contacting:

CRM Funds

c/o PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406
(800) CRM-2883
9:00 a.m. to 5:00 p.m., Eastern time

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800) CRM-2883.

The investment company registration number is 811-08648.

CRM SMALL CAP

VALUE FUND
CRM MID CAP
VALUE FUND
CRM LARGE CAP
VALUE FUND

CRM Funds

c/o PFPC Inc.
760 Moore Road
King of Prussia, PA 19406
800-CRM-2883

Web Site:

www.crmfunds.com

Roxbury Small Cap Growth Fund*

of WT Mutual Fund

Institutional Shares

PROSPECTUS DATED NOVEMBER 1, 2004

     This prospectus contains important information about the Roxbury Small Cap Growth Fund, including information on its investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

*Formerly the Wilmington Small Cap Growth Portfolio

A look at the goal, strategies, risks, expenses and financial history of the Fund.
FUND DESCRIPTION
Summary
Performance Information
Fees and Expenses
Example
Investment Objective
Primary Investment Strategies
Additional Risk Information
Financial Highlights
Details about the service providers.
MANAGEMENT OF THE FUND
Investment Adviser
Fund Managers
Service Providers
Policies and instructions for opening, maintaining and closing an account in the Fund.
SHAREHOLDER INFORMATION
Pricing of Shares
Purchase of Shares
Redemption of Shares
Exchange of Shares
Distributions
Taxes
Details on the Fund’s master/feeder arrangement and share classes.
DISTRIBUTION ARRANGEMENTS
Master/Feeder Structure
Share Classes
GLOSSARY
FOR MORE INFORMATION

For information about key terms and concepts, please refer to the “Glossary.”

Roxbury Small Cap Growth Fund

Institutional Shares

FUND DESCRIPTION

SUMMARY

Investment Objective	The Roxbury Small Cap Growth Fund seeks to achieve long-term capital appreciation.

Investment Focus	•	Equity (or related) securities

Share Price Volatility	•	High

Principal Investment Strategy	•	The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, it invests in a “master fund,” which in turn purchases investment securities. The Fund invests substantially all of its assets in a master fund, which is a separate series of WT Investment Trust I. The Fund and its master fund, the Small Cap Growth Series, have the same investment objective, policies and limitations.

	•	The Small Cap Growth Series (the “Series”) invests, under normal market conditions, at least 80% of its assets in securities of companies with market capitalizations, at the time of purchase, consistent with the capitalization ranges of the S&P SmallCap 600 and Russell 2000 Indices.

	•	The Series may invest in securities (including preferred stock, warrants and debentures) convertible into or exercisable for common stock and certain option and financial futures contracts (“derivatives”). The Series may also invest in foreign securities, including American Depositary Receipts.

1

Principal Risks	An investment in the Fund is subject to the risks summarized below, which are further described under “Additional Risk Information.”

	•	It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the securities that the Series buys will increase in value.

	•	The Fund’s share price will fluctuate in response to changes in the market value of the Fund’s underlying investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

	•	Since the Series focuses its investments in small cap companies, the Fund is subject to greater volatility than a fund that invests in large cap companies. Small cap companies may be more vulnerable than large cap companies to adverse business or economic developments and their securities may be less liquid and more volatile than securities of larger companies.

	•	The performance of the Fund and the Series will depend on whether or not the investment adviser is successful in pursuing the investment strategy.

	•	The Fund is also subject to other risks which are described under “Additional Risk Information.”

Investor Profile	•	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

2

PERFORMANCE INFORMATION

Institutional Shares of the Fund were first offered on January 2, 2003. Therefore, the Fund presently has less than a full calendar year of performance.

FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee(a)	1.00%
Exchange fee(a)	1.00%

(a)	Institutional Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See “Redemption of Shares” and “Exchange of Shares” for additional information.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)1:

Management fees[2]	1.00%
Distribution (12b-1) fees	None
Other expenses	0.79%
Total Annual Operating Expenses	1.79%
Waivers/Reimbursements[3,4]	(0.10)%
Total Net Expenses[3,4]	1.69%

[1]	The table above and the example below each reflect the aggregate annual operating expenses of the Fund and the corresponding Series of the Trust in which the Fund invests.

[2]	The Series pays Roxbury a monthly advisory fee at the annual rate of 1.00% of the Series’ first $1 billion of average daily net assets; 0.95% of the next $1 billion of average daily net assets; and 0.90% of the Series’ average daily net assets in excess of $2 billion.

[3]	The Adviser has a contractual obligation through January 1, 2006 to waive a portion of its fees and assume certain expenses of the Fund to limit the total annual operating expenses to 1.75%.

[4]	The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the Fund where a Class’ average daily net assets is below $50 million through September 2007. As a percentage of average net assets these fees equaled 0.10% for the fiscal year ended June 30, 2004.

EXAMPLE

     This example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The example below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

3

•	the Fund’s total operating expenses (reflecting contractual waivers and reimbursements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Institutional Shares	1 Year	3 Years	5 Years	10 Years
Small Cap Growth Fund	$172	$533	$940	$2,079

     The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE

     The Roxbury Small Cap Growth Fund seeks to achieve long-term capital appreciation. The investment objective of the Fund may not be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

     The Fund seeks to achieve its investment objective by investing its assets in the Series. The Series, under normal market conditions, will invest at least 80% of its assets in the following equity or equity-related securities:

•	common stocks of U.S. corporations that are judged by the investment adviser to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is consistent with the capitalization ranges of the S&P SmallCap 600 and Russell 2000 Indices (“small cap companies”)

•	options on, or securities convertible (such as convertible preferred stock, convertible bonds, warrants and debentures) into, the common stock of small cap companies

•	options on indices of the common stock of small cap companies

•	contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of small cap companies, and options upon such futures contracts

     Small cap companies are those whose capitalizations are consistent with the market capitalizations of companies in the S&P SmallCap 600 and Russell 2000 Indices at the time of the Series’ investment. As of September 30, 2004, the range of market capitalizations represented by companies in these indices was between $40.0 million and $3.5 billion. Due to market price adjustments or other events after the time of purchase, it is possible that an investment’s market capitalization may drift above or below this range. Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a small market capitalization for purposes of the 80% policy. The Series is not limited to only small cap companies and under normal market conditions may invest up to 20% of its assets in stocks of companies in other capitalizations ranges.

     The Series may also invest in certain option and financial futures contracts (“derivatives”) as well as foreign securities, including American Depositary Receipts.

     The investment adviser uses a bottom up approach to identify new investment opportunities and to evaluate existing investments on an ongoing basis to determine continued suitability. The investment adviser selects stocks it believes exhibit consistent, above average growth prospects. Through research and its understanding of business fundamentals, the investment adviser seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their

4

risk/reward characteristics.

     At the time of purchase, individual stock holdings may represent up to 5% of the Series’ value. Due to market price fluctuations, individual stock holdings may exceed 5% of the value of the total fund. The Series may over or underweight certain industries and sectors based on the investment adviser’s opinion of the relative attractiveness of companies within those industries and sectors. The Series may not invest in more than 10% of the outstanding voting shares of a company.

     In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by the investment adviser to be of comparable quality. The result of this action may be that the Series and the Fund will be unable to achieve its investment objective.

     The frequency of fund transactions and the Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series’ shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. During the year ended June 30, 2004, the Series’ turnover rate was 172%.

     The Series also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information (“SAI”).

ADDITIONAL RISK INFORMATION

     The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our SAI.

•	Small Cap Risk: Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

•	Growth Investing Risk: The risk that an investment in a growth-oriented fund may be more volatile than the rest of the U.S. market as a whole.

•	Derivatives Risk: Some of the Series’ investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging, risk management, or other Fund management purposes consistent with the Series’ investment objective. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series’ total assets may at any time be committed or exposed to derivative strategies.

•	Foreign Security Risk. Foreign investments involve risks relating to political, economic, regulatory or social instability, military action or unrest, or diplomatic developments and may be affected by actions of foreign governments adverse to the interest of U.S. investors.

•	IPO Risk: The Fund may purchase securities of companies engaged in their initial public offerings (IPOs). The price of securities purchased in IPOs can be very volatile. The effect of IPO investments on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund

5

invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Fund’s asset base increases, IPOs often have a diminished effect on performance.

•	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Master/Feeder Risk: While the master/feeder structure is designed to reduce costs, it may not do so, and the Fund might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares in a master fund could have adverse effects on the Fund such as requiring the liquidation of a substantial portion of the master fund’s holdings at a time when it could be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than the Fund’s interest has, and, therefore, could have effective voting control over the operation of a master fund.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Valuation Risk: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

6

FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Fund’s financial performance since inception. Certain information reflects financial results for a single Institutional Share of the Fund. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). Financial highlights have been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Annual Report, which is available without charge upon request.

		For the Period
	For the Fiscal Year	January 2, 2003[1]
	Ended	through
	June 30, 2004	June 30, 2003
Small Cap Growth Fund[2] – Institutional Shares
Net Asset Value – Beginning of Period	$12.76	$10.00

Investment Operations:
Net investment loss[3]	(0.25)	(0.09)
Net realized and unrealized gain on investments	4.64	2.85

Total from investment operations	4.39	2.76

Distributions:
From net realized gains	(0.40)	—

Net Asset Value – End of Period	$16.75	$12.76

Total Return	34.67%	27.60	%**
Ratios (to average net assets)/Supplemental Data:[4]
Expenses:
Including expense limitations	1.69%	1.75	%*
Excluding expense limitations	1.79%	9.13	%*
Net investment loss	(1.53)%	(1.45)	%*
Portfolio Turnover	172%	86	%**
Net assets at end of period (000 omitted)	$50,317	$8,835

*	Annualized.

**	Not annualized.

[1]	Commencement of operations.

[2]	Effective May 4, 2004, the Wilmington Small Cap Growth Portfolio changed its name to the Roxbury Small Cap Growth Fund.

[3]	The net investment loss per share was calculated using average shares outstanding method.

[4]	The expense and net investment income (loss) ratios include expenses allocated from WT Investment Trust I – Small Cap Growth Series (the “Series”) and the portfolio turnover reflects investment activity of the Series.

7

MANAGEMENT OF THE FUND

     The Board of Trustees for the Fund has oversight responsibility of the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

     Roxbury Capital Management, LLC (“Roxbury”), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the Small Cap Growth Series. As the Series’ investment adviser, Roxbury has overall responsibility for directing the Series’ investments. Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments, as well as to individuals. As of September 30, 2004, Roxbury had assets under management of approximately $2.9 billion.

     For the fiscal year ended June 30, 2004, Roxbury received a fee of 1.00% of the Series’ average daily net assets.

FUND MANAGERS

     The day-to-day management of the Series is the responsibility of Roxbury’s Small Cap Growth Investment Team, which includes the individuals listed below. The Investment Team meets regularly to make investment decisions for the Series.

     Steve Marshman, CFA joined Roxbury in July of 2002 and has twelve years of investment management experience. From 1995 to July 2002, Mr. Marshman was with Columbia Funds Management Company (“Columbia”) where he was a Fund Manager for the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. His responsibilities at Columbia also included Fund Management for Columbia’s Technology Fund. Prior to joining Columbia, Mr. Marshman was a fighter pilot in the US Air Force. He has a B.S. from the US Air Force Academy and an MBA from Golden Gate University.

     Robert Marvin, CFA, CPA joined Roxbury in July 2002 and has twelve years of investment management experience. From 1998 to July 2002, Mr. Marvin was with Columbia where he was a Fund Manager in the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. Prior to joining Columbia, he was Vice President and Consumer Analyst for The Seidler Companies, a Los Angeles based boutique research and brokerage firm. Mr. Marvin began his career at Deloitte & Touche where he earned his CPA and became a Senior Consultant. He has a B.S. from the University of California, Berkeley and an MBA from UCLA.

     Brian Smoluch, CFA joined Roxbury in July 2002 and has eight years of investment management experience. From 1996 to July 2002, Mr. Smoluch was with Columbia where he was a Fund Manager in the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. From July 1994 to June 1996, he was a Financial Analyst at Salomon Brothers Investment Banking in New York City. He has a B.S. from University of Virginia and an MBA from Harvard University.

8

SERVICE PROVIDERS

     The chart below provides information on the primary service providers.

Asset Management		Shareholder Services

Investment Adviser		Transfer Agent

Roxbury Capital Management, LLC 100 Wilshire Boulevard, Suite 1000 Santa Monica, CA 90401		PFPC Inc. 760 Moore Road King of Prussia, PA 19406

Manages the Series’ business and investment activities.		Handles shareholder services, including recordkeeping and statements, payment of distributions and processing of buy and sell requests.

WT MUTUAL FUND Roxbury Small Cap Growth Fund
Fund Operations		Asset Safe Keeping

Administrator and Accounting Agent		Custodian

PFPC Inc. 301 Bellevue Parkway Wilmington, DE 19809		Wilmington Trust Company 1100 North Market Street Wilmington, DE 19890

Provides facilities, equipment and personnel to carry out administrative services related to the Fund and calculates the Fund’s NAV and distributions.		Holds the Fund’s assets, settles all Fund trades and collects most of the valuation data required for calculating the Fund’s NAV per share
Distribution

Distributor

Professional Funds Distributor, LLC 760 Moore Road King of Prussia, PA 19406

Distributes the Fund’s shares.

9

SHAREHOLDER INFORMATION

PRICING OF SHARES

     The Series values its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily NAV. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Board of Trustees.

     PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (“Exchange”) (currently 4:00 p.m. Eastern time) on each day that the Exchange and the transfer agent are open for business (each, a “Business Day”). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. Shares will only be priced on business days.

PURCHASE OF SHARES

     Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of the Fund is $100,000. Additional investments may be made in any amount. You may purchase shares as specified below.

     Investors may purchase shares of the Fund through financial intermediaries such as financial consultants, securities brokers, dealers or benefit plan administrators. Investors should contact their financial intermediary directly for appropriate instructions, as well as for information pertaining to account and any servicing or transaction fees that may be charged. Some financial intermediaries may appoint subagents.

     The fund reserves the right to change the criteria for eligible investors and investment minimums.

     By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Roxbury Small Cap Growth Fund – Institutional Shares, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, the Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:
Roxbury Small Cap Growth Fund	Roxbury Small Cap Growth Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 497-2960 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

10

     Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

     Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.

     It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

     For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through a financial intermediary you should contact the financial intermediary for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.

     Redemption Fees: The Fund will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Roxbury Funds. This fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See “Exchange of Shares” for additional information regarding the exchange of shares of a Roxbury Fund.

     Market Timing: The Fund is not designed to accommodate market timing or repetitive trading. “Market timing” as defined as effecting frequent trades into or out of the Fund in an effort to anticipate or time price movements. The Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of the investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. There is no guaranty that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

     By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

11

Regular mail:	Overnight mail:
Roxbury Small Cap Growth Fund	Roxbury Small Cap Growth Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. However there are risks. The Fund has safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares.

     If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds available until it believes that the check has been collected (which could take up to 10 days).

     Small Accounts: If the value of your account falls below the investment minimum, the Fund may ask you to increase your balance. If the account value is still below the investment minimum after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below the investment minimum solely as a result of a reduction in your account’s market value.

     For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

     You may exchange all or a portion of your shares in the Fund for Institutional Shares of the following funds (“Roxbury Funds”):

Roxbury Large Cap Growth Fund	Roxbury Mid Cap Fund

     Redemption of shares through an exchange will be effected at the NAV next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $500.

     Fees on Exchanges: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “Redemption of Shares” for additional information regarding redemptions and this fee.

12

     To obtain prospectuses of the Roxbury Funds, you may call (800) 497-2960. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Fund may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Fund’s shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

     Distributions from the net investment income, if any, of the Fund are declared and paid annually to you. Any net capital gain realized by the Fund will be distributed annually.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

     As long as the Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Fund may invest in securities that earn interest exempt from Federal income tax, the Fund invests primarily in taxable securities. The Fund’s distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. The Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

     The Fund’s distributions of a net capital gain, if any, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Fund anticipates the distribution of net capital gain.

     It is a taxable event for you if you sell or exchange Fund shares. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

13

DISTRIBUTION ARRANGEMENTS

     Professional Funds Distributor, LLC manages the Fund’s distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

MASTER/FEEDER STRUCTURE

     Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Funds, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. The Series holds the investment securities and bears the advisory costs. The Fund provides and bears the costs of distribution and shareholder services. Each shareholder of the Series, including the Fund, will pay its proportionate share of the Series’ expenses. For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another master fund or decide to manage its assets itself. The Fund is not currently contemplating such a move.

SHARE CLASSES

     The Fund issues Investor and Institutional Shares. Each class of shares bears a pro rata portion of the Fund’s common expenses in addition to expenses directly attributable to that class. Investor Shares pay a Rule 12b-1 distribution fee. Institutional Shares are offered to retirement plans and other institutional investors. Any investor may purchase Investor Shares.

14

GLOSSARY

GROWTH FUNDS:

Growth funds invest in the common stock of growth-oriented companies. Generally, growth-oriented companies have high relative rates of growth and tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

MUTUAL FUND:

A mutual fund pools shareholders’ money and, using a professional investment manager, invests it in securities like stocks and bonds. The Fund is a separate mutual fund.

MUTUAL FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

NET ASSET VALUE or “NAV:

NAV	=	Assets – Liabilities Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

SMALL CAP FUNDS:

Small cap funds invest in the common stock of companies with smaller market capitalizations. Small cap stocks may provide the potential for higher growth, but they also typically have greater risk and more volatility.

15

FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     Annual/Semi-Annual Reports: These reports contain performance data and information on Fund holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Fund’s performance for the most recently completed fiscal year or half-year.

     Statement of Additional Information (SAI): The SAI provides additional technical and legal descriptions of the Fund’s policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

     Copies of these documents and answers to questions about the Fund may be obtained without charge by contacting:

Roxbury Small Cap Growth Fund
c/o PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406
(800) 497-2960
9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund may be viewed on-screen or downloaded from the SEC’s Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-497-2960.

The investment company registration number is 811-08648.

16

ROXBURY MID CAP FUND

of WT Mutual Fund
Institutional Shares

PROSPECTUS DATED NOVEMBER 1, 2004

     This prospectus contains important information about the Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

A look at the goals, strategies, risks, and expenses of the Fund.
FUND DESCRIPTION
Summary
Performance Information
Fees and Expenses
Example
Investment Objective
Primary Investment Strategies
Additional Risk Information
Details about the service providers.
MANAGEMENT OF THE FUND
Investment Adviser
Portfolio Manager
Service Providers
Policies and instructions for opening, maintaining and closing an account in the Fund.
SHAREHOLDER INFORMATION
Pricing of Shares
Purchase of Shares
Redemption of Shares
Exchange of Shares
Distributions
Taxes
Details on the Fund’s master/feeder arrangement and share classes.
DISTRIBUTION ARRANGEMENTS
Master/Feeder Structure
Share Classes
GLOSSARY
FOR MORE INFORMATION

For information about key terms and concepts, please refer to the “Glossary.”

ROXBURY MID CAP FUND

Institutional Shares

FUND DESCRIPTION

SUMMARY

Investment Objective	•	The Roxbury Mid Cap Fund (the “Fund”) seeks superior long-term growth of capital.

Investment Focus	•	Equity securities (generally common stocks)

Share Price Volatility	•	High

Principal Investment Strategy	•	The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, it invests in a corresponding mutual fund or “master fund,” which in turn purchases the actual stock holdings. The Fund’s master fund is the Mid Cap Series (the “Series”) of WT Investment Trust I.

	•	The Fund and the Series have the same investment objective, policies and limitations. When this prospectus refers to investments of the Fund, it is actually referring to the investments of the Series.

	•	The Fund invests in the Series, which under normal market conditions, invests at least 80% of its assets in securities of companies with market capitalizations, at the time of purchase, consistent with the capitalization ranges of the Russell Mid Cap and S&P MidCap 400 Indices.

	•	Roxbury Capital Management, LLC (the “Adviser”) purchases stocks, and in the case of foreign companies, American Depositary Receipts (“ADRs”), it believes exhibit consistent, above-average earnings growth, superior quality and attractive risk/reward characteristics. The Adviser analyzes the stocks of a broad universe of companies to search for high quality companies that are growing at substantially greater rates than the market’s average rate.

Principal Risks	The Fund is subject to the risks summarized below, which are further described under “Additional Risk Information.”

	•	The prices of securities in which the Fund invests may fluctuate due to these securities being traded infrequently and in limited volumes. There may also be less publicly available information about mid cap companies as compared to larger companies.

	•	There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. Therefore, it is possible to lose money by investing in the Fund.

1

	•	The Fund’s share price will fluctuate in response to changes in the market value of the Fund’s investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

	•	Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.

	•	Investments in a foreign market are subject to foreign security risk and the risk of losses caused by changes in foreign currency exchange rates.

	•	The performance of the Fund will depend on how successfully the Adviser pursues its investment strategy.

Investor Profile	•	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

2

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual returns for one year and since inception, both before and after taxes, compared with those of the S&P Mid Cap 400 Index and the Russell Mid Cap Index, which are broad measures of market performance. The performance shown is for the Class A Shares of the Fund, as the Institutional Share Class has not commenced operations as of the date of this prospectus. Returns of Institutional Shares will differ to the extent that they have different expenses. Specifically, the Class A Shares are subject to a 0.25% shareholder service fee. Total returns for Class A shares would have been lower than shown below had certain fees and expenses not been waived and/or reimbursed. The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Annual Total Returns For The Calendar Years Since Inception

Calendar Year-to-Date Total Return as of September 30, 2004: (0.60)%

Best Quarter	Worst Quarter
21.14%	(21.76)%
(June 30, 2003)	(September 30, 2002)

3

Class A Shares		Since Inception
Average Annual Total Returns as of December 31, 2003	1 Year	(December 14, 2000)
Before Taxes	45.25%	0.83%
After Taxes on Distributions[1,2]	45.25%	0.61%
After Taxes on Distributions and Sales of Fund Shares[1,2]	29.41%	0.57%
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) [3]	35.62%	4.84%
Russell Mid Cap Index (reflects no deduction for fees, expenses or taxes)[4]	42.71%	-6.13%

[1]	These figures assume the reinvestment of dividends and capital gain distributions and include the impact of the maximum sales charges.

[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares only; after-tax returns for Class B and Class C Shares will vary.

[3]	The S&P MidCap 400 Index consists of 400 domestic stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. It is a market-value weighted unmanaged index (stock price times number of shares outstanding), with each stock’s weight in the S&P MidCap 400 Index proportionate to its market value.

[4]	The Russell Mid Cap Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate mid-cap growth manager’s opportunity set.

FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee*	1.00%
Exchange fee*	1.00%

*	Institutional Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See “Redemption of Shares” and “Exchange of Shares” for additional information.

4

     Annual Fund Operating Expenses (expenses that are deducted from Fund assets) 1:

Management fees [4]	0.75%
Distribution (12b-1) fees	None
Other expenses[2]	4.18%
Total Annual Operating Expenses	4.93%
Waivers/Reimbursements[3,5]	(3.63)%
Total Net Expenses[3,5]	1.30%

[1]	The table above and the example below each reflect the aggregate annual operating expenses of the Fund and the corresponding Series of the Trust in which the Fund invests.

[2]	Since certain operating expenses of the Fund are based on its asset size and the number of shareholders the Fund has, the relatively small asset size of the Fund impacts the ratio of “Other Expenses” and has the effect of shareholders bearing a larger percentage of operating expenses.

[3]	The Adviser has a contractual obligation through November 2015 to waive a portion of its fees and assume certain expenses of the Fund to limit the total annual operating expenses to 1.30% of average net assets.

[4]	The Series pays Roxbury a monthly advisory fee at the annual rate of 0.75% of the Series’ first $1 billion of average daily net assets; 0.70% of the Series’ next billion of average daily net assets; and 0.65% of the Series’ average daily net assets over $2 billion.

[5]	The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the Fund where a Class’ average daily net assets is below $25 million through September 2007. As a percentage of average net assets these fees equaled 1.19% for the fiscal year ended June 30, 2004.

5

EXAMPLE

     This example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The example below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses (reflecting contractual waivers and reimbursements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Institutional Shares	1 Year	3 Years	5 Years	10 Years
Mid Cap Fund	$132	$412	$713	$1,568

     The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE

     The Fund and the Series seek superior long-term growth of capital. This investment objective may not be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

     The Fund seeks to achieve its investment objective by investing its assets in the Series, which under normal market conditions, invests at least 80% of its assets in the following equity (or equity-related securities):

•	common stocks of corporations that are judged by the Adviser to have strong growth characteristics and, with respect to at least 80% of the Series’ assets, at the time of purchase, have a market capitalization consistent with the capitalization ranges of the Russell Mid Cap and S&P MidCap 400 Indices (“mid cap company”)

•	American Depositary Receipts (“ADRs”), which are negotiable certificates held in a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. stock exchange. ADRs make it easier for U.S. citizens to invest in foreign companies, due to the widespread availability of dollar-denominated price information, lower transaction costs, and timely dividend distributions. An American Depositary Share or ADS is the share issued under an American Depositary Receipt agreement which is actually traded

•	securities convertible into mid cap companies

6

•	options on common stock or options on stock indices

     Mid-cap companies are those whose capitalization is consistent with the capitalization ranges of the Russell Mid Cap and S&P MidCap 400 Indices at the time of the Fund’s investment. As of September 30, 2004, the range of market capitalization of companies that are in the Russell Mid Cap and S&P MidCap 400 Indices (“Indices”) was between $525 million and $15.2 billion and $326 million and $8.8 billion, respectively. As market conditions change, so will the capitalizations of the companies that make up the Indices. The Adviser looks for quality, sustainable-growth stocks within the mid-cap portion of the market. At the time of initial purchase, an investment’s market capitalization will fall within the capitalization range of the Indices. Due to market price adjustments or other events after the time of purchase, it is possible that an investment’s market capitalization may drift above or below this range. Nevertheless, companies whose capitalization no longer meets this definition after purchase continue to be considered to have a mid cap market capitalization for purposes of the 80% policy. The Series is not limited to only mid-cap companies, and under normal market conditions, may invest up to 20% of its assets in stocks of companies within larger or smaller capitalizations.

     The Adviser uses a bottom-up approach to identify new investment opportunities and to evaluate existing investments on an ongoing basis to determine continued suitability. The Adviser selects stocks it believes exhibit consistent, above average growth prospects. Through research and its understanding of business fundamentals, the Adviser seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their risk/reward characteristics.

     At the time of purchase individual stock holdings may represent up to 5% of the Series’ value. Due to market price fluctuations individual stock holdings may exceed 5% of the value of the total portfolio. The Series may over or underweight certain industries and sectors based on the Adviser’s opinion of the relative attractiveness of companies within those industries and sectors. The Series may not invest in more than 10% of the outstanding shares of any company.

     In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by the Adviser to be of comparable quality. The result of this action may be that the Series will be unable to achieve its investment objective.

     The frequency of fund transactions and the Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series’ shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. During the year ended June 30, 2004, the Series’ turnover rate was 79% for the Series.

     The Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information (“SAI”).

7

ADDITIONAL RISK INFORMATION

     The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our SAI:

•	Mid Cap Risk: Mid cap companies may be more vulnerable than larger companies to adverse business or economic developments.

•	Market Risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Liquidity Risk: The risk that a security may lack sufficient liquidity in order to execute a buy or sell program without significantly affecting the security’s price. At times a security’s price may experience unusual price declines due to an imbalance between sellers and buyers of that security. Forced liquidations of the Series or other funds which hold similar securities could result in adverse price fluctuations in securities held and in the Fund’s overall value.

•	Growth Investing Risk: The risk that an investment in a growth-oriented portfolio may be more volatile than the rest of the U.S. market.

•	Derivatives Risk: Some of the Series’ investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging, risk management, or other portfolio management purposes consistent with the Series’ investment objective. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series’ total assets may be committed or exposed to derivative strategies.

•	Currency Risk: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency therefore changes in foreign currency exchange rates affect the net asset value of the Fund.

•	Foreign Security Risk: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in U.S. markets.

•	Master/Feeder Risk: The master/feeder structure is designed to reduce costs, it may not do so, and the Fund may encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of the master fund could have adverse effects on a fund such as requiring the liquidation of a substantial portion of the master fund’s holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund and, therefore, could have effective voting control over the operation of the master fund.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

8

•	Valuation Risk: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

•	IPO Risk: The Fund may purchase securities of companies engaged in their initial public offerings (IPOs). The price of securities purchased in IPOs can be very volatile. The effect of IPO investments on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Fund’s asset base increases, IPOs often have a diminished effect on performance.

MANAGEMENT OF THE FUND

     The Board of Trustees has oversight responsibility of the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

     Roxbury Capital Management, LLC (“Roxbury”), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the Mid Cap Series. As the Series’ investment adviser, Roxbury has overall responsibility for directing the Series’ investments. Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments, as well as to individuals. As of September 30, 2004, Roxbury had assets under management of approximately $2.9 billion.

     For the fiscal year ended June 30, 2004, Roxbury waived its entire advisory fee. Had there been no waiver, Roxbury would have received a fee of 0.75% of the Series’ average daily net assets.

PORTFOLIO MANAGER

     Alfred J. Lockwood, CPA, CFA is the portfolio manager of the Mid Cap Series and is also responsible for general research on small to mid cap companies. Mr. Lockwood’s participation in Roxbury’s Investment Committee provides additional access to research and investment ideas.

     Mr. Lockwood, CPA, CFA joined Roxbury in 1992 and is the manager of Roxbury’s small to mid cap portfolios. Al is co-Chief Investment Officer and a member of Roxbury’s Investment Committee. Al’s CPA background complements his securities analysis in researching mid size growth companies. His previous experience as an Audit Manager for Ernst & Young exposed him to many company managements, primarily in the small to mid cap areas and across a diverse range of industries, including distribution, healthcare, technology and others. Al has particular skill in assessing a company’s complete business context relative to its competitors and the marketplace. A skilled numbers man, he likes to look beyond the numbers for undervalued or misunderstood investment opportunities. Al received a B.S. from California State University, Northridge.

9

SERVICE PROVIDERS

The chart below provides information on the primary service providers.

Asset Management		Shareholder Services

Investment Adviser		Transfer Agent

Roxbury Capital Management, LLC 100 Wilshire Blvd., Suite 1000 Santa Monica, CA 90401		PFPC Inc. 760 Moore Road King of Prussia, PA 19406

Manages the Series investment activities.

Handles shareholder services, including recordkeeping and statements, payment of distributions and processing of buy and sell requests.
WT MUTUAL FUND Roxbury Mid Cap Fund

Fund Operations		Asset Safe Keeping

Administrator and Accounting Agent		Custodian

PFPC Inc. 301 Bellevue Parkway Wilmington, DE 19809		Wilmington Trust Company 1100 North Market Street Wilmington, DE 19890

Provides facilities, equipment and personnel to carry out administrative services related to the Fund and calculates the Fund’s NAV and distributions.		Holds the Fund’s assets, settles all Fund trades and collects most of the valuation data required for calculating the Fund’s NAV per share.

Distribution

Distributor

Professional Funds Distributor LLC 760 Moore Road King of Prussia, PA 19406

Distributes the Fund’s shares.

10

SHAREHOLDER INFORMATION

PRICING OF SHARES

     The Series values its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

     PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (“Exchange”) (currently 4:00 p.m. Eastern time) on each day that the Exchange and the transfer agent are open for business (each, a “Business Day”). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. Shares will only be priced on business days.

PURCHASE OF SHARES

     Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of the Fund is $100,000. Additional investments in the Fund may be made in any amount. You may purchase shares as specified below.

     Investors may purchase shares of the Fund through financial intermediaries such as financial consultants, securities brokers, dealers or benefit plan administrators. Investors should contact their financial intermediary directly for appropriate instructions, as well as for information pertaining to account and any servicing or transaction fees that may be charged. Some financial intermediaries may appoint subagents.

     The Fund reserves the right to change the criteria for eligible investors and the investment minimums.

     By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Roxbury Mid Cap Fund, indicating the name and class of the Fund, along with a completed application. If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

11

Regular mail:	Overnight mail:
Roxbury Mid Cap Fund	Roxbury Mid Cap Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 497-2960 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at a financial intermediary, you should contact the financial intermediary for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.

     Redemption Fees: The Fund will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Roxbury Funds. This fee is paid directly to the respective Roxbury Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See “Exchange of Shares” for additional information regarding the exchange of shares of the

12

Roxbury Fund.

     Market Timing: The Fund is not designed to accommodate market timing or repetitive trading. “Market timing” as defined as effecting frequent trades into or out of the Fund in an effort to anticipate or time price movements. The Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of the investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. There is no guaranty that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

     By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

Regular mail:	Overnight mail:
Roxbury Mid Cap Fund	Roxbury Mid Cap Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. However there are risks. The Fund has safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares. If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

     Small Accounts: If the value of your Fund account falls below the investment minimum, the Fund may ask you to increase your balance. If the account value is still below the investment minimum after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below the investment minimum solely as a result of a reduction in your account’s market value.

13

     For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

     You may exchange all or a portion of your shares in the Fund for Institutional Shares of the following funds (“Roxbury Funds”):

Roxbury Large Cap Growth Fund
Roxbury Small Cap Growth Fund

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $500.

     If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “Redemption of Shares” for additional information regarding redemptions and this fee.

     To obtain prospectuses of the other Roxbury Funds, you may call (800) 497-2960. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Fund may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Fund’s shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

     Distributions from the net investment income of the Fund, if any, are declared and paid annually to you. Any net capital gain realized by the Fund will be distributed annually.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares, unless you have elected to receive distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

     Federal Income Taxes: As long as the Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. Under normal conditions, the Fund invests primarily in taxable securities. The Fund will notify you following the end of the calendar year of the amount of

14

dividends and other distributions paid that year.

     Dividends you receive from the Fund, whether reinvested in Fund shares or received in cash, are generally taxable to you as ordinary income. The Fund’s distributions of net capital gain, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain, regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Fund anticipates the distribution of net capital gain.

     It is a taxable event for you if you sell shares of the Fund. Depending on the purchase price and the sale price of the shares, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     State and Local Income Taxes: You should consult your tax advisors concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS

     Professional Funds Distributor, LLC manages the Fund’s distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

MASTER/FEEDER STRUCTURE

     Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Funds, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. The Series holds the investment securities and bears the advisory costs. The Fund provides and bears the costs of distribution and shareholder services. Each shareholder of the Series, including the Fund, will pay its proportionate share of the Series’ expenses. For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another master fund or decide to manage its assets itself. The Fund is not currently contemplating such a move.

SHARE CLASSES

     The Fund issues Investor, Class A, Class B, Class C, and Institutional Shares. Each class of shares bears a pro rata portion of the Fund’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Any investor may purchase Investor, Class A, Class B or Class C Shares.

15

GLOSSARY

“CAP”:

Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company’s common stock.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration, custody and other services.

GROWTH FUNDS:

Growth funds invest in the common stock of growth-oriented companies seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

MUTUAL FUND:

A mutual fund pools shareholders’ money and, using a professional investment manager, invests it in securities like stocks and bonds.

NET ASSET VALUE or “NAV”:

NAV	=	Assets – Liabilities/Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

16

FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     Annual/Semi-Annual Reports: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Fund’s performance for the most recently completed fiscal year or half-year.

     Statement of Additional Information (SAI): The SAI provides a complete technical and legal description of the Fund’s policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Fund may be obtained free of charge by contacting:

The Roxbury Mid Cap Fund
c/o PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406
(800) 497-2960
9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-497-2960.

The investment company registration number is 811-08648.

17

ROXBURY LARGE CAP GROWTH FUND*

of WT Mutual Fund
Institutional Shares

PROSPECTUS DATED NOVEMBER 1, 2004

This prospectus contains important information about the Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.

*Formerly, the Wilmington Large Cap Growth Portfolio

A look at the goals, strategies,risks, expenses and financial history of the Fund.
FUND DESCRIPTION
Summary
Performance Information
Fees and Expenses
Example
Investment Objective
Primary Investment Strategies
Additional Risk Information
Financial Highlights
Details about the service providers.
MANAGEMENT OF THE FUND
Investment Adviser
Portfolio Management Team
Service Providers
Policies and instructions for opening, maintaining and closing an account in the Fund.
SHAREHOLDER INFORMATION
Pricing of Shares
Purchase of Shares
Redemption of Shares
Exchange of Shares
Distributions
Taxes
Details on the Fund’s master/feeder arrangement and share classes.
DISTRIBUTION ARRANGEMENTS
Master/Feeder Structure
Share Classes
GLOSSARY
FOR MORE INFORMATION

For information about key terms and concepts, please refer to the “Glossary.”

ROXBURY LARGE CAP GROWTH FUND

Institutional Shares

FUND DESCRIPTION

SUMMARY

Investment Objective	•	The Roxbury Large Cap Growth Fund seeks superior long-term growth of capital.

Investment Focus	•	Equity (or related) securities

Share Price Volatility	•	High

Principal Investment Strategy	•	The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, it invests in a “master fund,” which in turn purchases investment securities. The Fund invests all of its assets in a master fund, which is a separate series of WT Investment Trust I. The Fund and its corresponding Series have the same investment objective, policies and limitations.

	•	The Fund invests in the WT Large Cap Growth Series, which invests at least 80% of its assets in a diversified portfolio of U.S. equity (or related) securities of corporations with a market cap of $5 billion or more, which the Series’ investment adviser believes have above average earnings potential compared to the securities market as a whole. The investment adviser purchases stocks it believes exhibit consistent, above-average earnings growth, superior quality and attractive risk/reward characteristics. The investment adviser analyzes the stocks of over 1000 companies using a bottom-up approach to search for high quality companies which are growing at rates above the market’s average.

Principal Risks	The Fund is subject to the risks summarized below which are further described under “Additional Risk Information.”

	•	It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks that the Series buys will increase in value.

	•	The Fund’s share price will fluctuate in response to changes in the market value of the Fund’s investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

	•	Growth-oriented investments may be more volatile than the rest

1

of the U.S. stock market as a whole.

	•	The performance of the Fund will depend on whether the investment adviser is successful in pursuing the investment strategy.

	•	The Fund is also subject to other risks which are described under “Additional Risk Information.”

Investor Profile	•	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

2

PERFORMANCE INFORMATION

Roxbury Large Cap Growth Fund

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual returns for one, five and ten years, before and after taxes, compare with those of the Russell 1000 Growth Index, a broad measure of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Until February 23, 1998, the Fund invested in both large and small capitalization securities. Currently, the Fund invests primarily in large capitalization equity securities with strong growth characteristics. Accordingly, the Fund’s historical performance may not reflect its current investment practices. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Annual Total Returns for the Past 10 Calendar Years

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: (5.75)%

Best Quarter	Worst Quarter
41.39%	-25.62%
(December 31, 1999)	(March 31, 2001)

3

Institutional Shares
Average Annual Total Returns as of December 31, 2003

	1 Year	5 Years	10 Years
Large Cap Growth Fund Return Before Taxes	26.65%	(7.15)%	5.64%
Return After Taxes on Distributions[1]	26.61%	(8.89)%	3.29%
Return After Taxes on Distributions and Sale of Shares[1]	17.32%	(5.88)%	4.43%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)[2]	29.75%	(5.12)%	9.21%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity markets.

4

FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee*	1.00%
Exchange fee*	1.00%

*	Institutional Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See “Redemption of Shares” and “Exchange of Shares” for additional information.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) 1:

Management fees	0.55	% [2]
Distribution (12b-1) fees	None
Other expenses	0.46%
Total Annual Operating Expenses	1.01%[3]
Fee Waivers	(0.03)%
Net Expenses	0.98%

1 The table above and the example below each reflect the aggregate annual operating expenses of the Fund and the corresponding Series of the Trust in which the Fund invests.

2 The Series pays Roxbury a monthly advisory fee at the annual rate of 0.55% of the Series’ first $1 billion of average daily net assets; 0.50% of the next $1 billion of average daily net assets; and 0.45% of the Series’ average daily net assets in excess of $2 billion.

3 The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the Fund where a Class’ average daily net assets is below $50 million through September 2007. As a percentage of average net assets these fees equaled 0.03% for the fiscal year ended June 30, 2004.

5

EXAMPLE

     This example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The example below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Institutional Shares	1 Year	3 Years	5 Years	10 Years
Large Cap Growth Fund	$100	$312	$549	$1,228

     The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE

     The Roxbury Large Cap Growth Fund seeks superior long-term growth of capital. The investment objective for the Fund may not be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

     The Fund invests its assets in the WT Large Cap Growth Series, which, under normal market conditions, invests at least 80% of its assets in the following equity (or related) securities:

•	common stocks of U.S. corporations that are judged by the investment adviser to have strong growth characteristics and, with respect to at least 80% of the Series’ assets, have a market capitalization of $5 billion or higher at the time of purchase

•	options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above

•	options on indices of the common stock of U.S. corporations described above

•	contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of U.S. corporations described above, and options upon such futures contracts

     The Series’ investment adviser, Roxbury Capital Management LLC (“Roxbury”), looks for high quality, sustainable growth stocks while paying careful attention to valuation. Research is bottom-up, emphasizing business fundamentals, including financial statement analysis and

6

industry and competitor evaluations. The investment adviser selects stocks it believes exhibit consistent, above-average earnings growth, superior quality and attractive risk/reward characteristics. These dominant companies are expected to generate consistent earnings growth in a variety of economic environments.

     Roxbury attempts to maintain portfolio continuity by purchasing sustainable growth companies that are less sensitive to short-term economic trends than cyclical, low quality companies. Roxbury generally sells stocks when the risk/reward characteristics of a stock turn negative, company fundamentals deteriorate, or the stock underperforms the market or its peer group. The latter device is employed to minimize mistakes and protect capital.

     Roxbury may also invest up to 20% of the Series’ assets in mid cap growth and “special situation growth opportunities” identified by Roxbury.

     In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade or higher. The result of this action may be that the Series will be unable to achieve its investment objective.

     The frequency of fund transactions and the Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series’ shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. During the year ended June 30, 2004, the Series’ turnover rate was 87%.

     The Series also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information (“SAI”).

ADDITIONAL RISK INFORMATION

     The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our SAI:

•	Derivatives Risk: Some of the securities in which the Series’ invests may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series’ total assets may be committed or exposed to derivative strategies.

•	Growth Investing Risk: The risk that an investment in a growth-oriented fund, which invests in growth companies, will be more volatile than the rest of the U.S. market as a whole.

•	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund has used in valuing its securities.

7

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Master/Feeder Risk: While the master/feeder structure is designed to reduce costs, it may not do so, and the Fund might encounter operational or other complications. For example, large- scale redemptions by other feeders, if any, of their shares in a master fund could have adverse effects on the Fund such as requiring the liquidation of a substantial portion of the master fund’s holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund, if any, may have a greater ownership interest in the master fund than the Fund’s interest, and, therefore, could have effective voting control over the operation of a master fund.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Valuation Risk: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

8

FINANCIAL HIGHLIGHTS

     The financial highlights tables are intended to help you understand the Fund’s financial performance for the past 5 years or since its inception, if shorter. Certain information reflects financial results for a single Institutional Share of the Fund. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and other distributions. Financial highlights have been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Annual Report, which is available without charge upon request.

	For the Fiscal Years Ended June 30,
	2004	2003	2002	2001	20004†
Large Cap Growth Fund[5] -
Institutional Shares
Net Asset Value – Beginning of Period	$8.73	$8.70	$12.69	$33.39	$25.76

Investment Operations:
Net investment income (loss)[3]	0.01	-- [4]	-- [4]	(0.08)	(0.14)
Net realized and unrealized gain (loss) on investments	1.20	0.03	(3.99)	(10.61)	8.70

Total from investment operations	1.21	0.03	(3.99)	(10.69)	8.56

Distributions:
From net investment income	(0.01)	—	—	—	—
From net realized gains	—	—	—	(10.01)	(0.93)

Net Asset Value – End of Period	$9.93	$8.73	$8.70	$12.69	$33.39

Total Return	13.86%	0.35%	(31.44)%	(39.41)%	33.27%
Ratios (to average net assets)/ Supplemental Data:[2]
Expenses:
Including expense limitations	0.98%	0.95%	0.85%	0.76%	0.75%
Excluding expense limitations	1.01%	0.98%	0.85%	0.79%	0.77%
Net investment loss	0.08%	(0.02)%	(0.04)%	(0.37)%	(0.45)%
Portfolio turnover	87%	51%	75%	78%	111%
Net assets at end of period (000 omitted)	$49,418	$58,620	$76,892	$158,318	$277,290

[1]	Effective November 1, 1999, Roxbury Capital Management, LLC, assumed the responsibility of Adviser to the Series.

[2]	The expense and net investment income (loss) ratios include expenses allocated from the WT Investment Trust I – WT Large Cap Growth Series (the “Series”) and the portfolio turnover reflects investment activity of the Series.

[3]	The net investment loss per share was calculated using average shares outstanding method.

[4]	Less than $0.01 per share.

[5]	Effective May 4, 2004, the Wilmington Large Cap Growth Portfolio changed its name to the Roxbury Large Cap Growth Fund.

†	Effective November 1, 1999, the Rodney Square Large Cap Growth Portfolio (“Rodney Square Portfolio”) was merged into the Wilmington Large Cap Growth Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

9

MANAGEMENT OF THE FUND

     The Board of Trustees for the Fund has oversight responsibility of the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

     Roxbury Capital Management, LLC (“Roxbury”), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the WT Large Cap Growth Series. As the Series’ investment adviser, Roxbury has overall responsibility for directing the Series’ investments. Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments, as well as to individuals. As of September 30, 2004, Roxbury had assets under management of approximately $2.9 billion.

     For the twelve months ended June 30, 2004, Roxbury received advisory fees of 0.55% of the WT Large Cap Growth Series’ average daily net assets.

PORTFOLIO MANAGEMENT TEAM

     The day-to-day management of the WT Large Cap Growth Series is the responsibility of Roxbury’s Portfolio Construction Committee (“PCC”). The PCC meets regularly to discuss investment decisions for the Series and relies on research and ideas presented and discussed at Roxbury’s Investment Committee. All final investment decisions are made by two portfolio managers – Anthony Browne and David Kahn.

     Anthony H. Browne is a co-founder, Chief Executive Officer and Co-Chief Investment Officer of Roxbury and has over 30 years of investment experience. Additionally, he is a co-portfolio manager for the large cap growth product at Roxbury. Prior to founding Roxbury, he was President and Chief Investment Officer of CMB Investment Counselors, a Los Angeles firm with $3 billion under management. He received a B.A. and M.B.A. from Harvard University.

     David C. Kahn is a Managing Director of Roxbury and has over 18 years of investment experience. David is a co-portfolio manager for the large cap growth product at Roxbury. Prior to joining Roxbury in 1994, he was a Vice President with the Investment Management Consulting Groups of both Oppenheimer and Smith Barney. He received a B.A. from Bucknell University and an M.B.A. from New York University.

10

SERVICE PROVIDERS

The chart below provides information on the primary service providers.

Asset Management		Shareholder Services

Investment Adviser		Transfer Agent

Roxbury Capital Management, LLC 100 Wilshire Blvd., Suite 1000 Santa Monica, CA 90401		PFPC Inc. 760 Moore Road King of Prussia, PA 19406

Manages the Series investment activities.

Handles shareholder services, including recordkeeping and statements, payment of distributions and processing of buy and sell requests.

WT MUTUAL FUND Roxbury Large Cap Growth Fund

Fund Operations		Asset Safe Keeping

Administrator and Accounting Agent		Custodian

PFPC Inc. 301 Bellevue Parkway Wilmington, DE 19809		Wilmington Trust Company 1100 North Market Street Wilmington, DE 19890

Provides facilities, equipment and personnel to carry out administrative services related to the Fund and calculates the Fund’s NAV and distributions.		Holds the Fund’s assets, settles all Fund trades and collects most of the valuation data required for calculating the Fund’s NAV per share.

Distribution

Distributor

Professional Funds Distributor LLC 760 Moore Road King of Prussia, PA 19406

Distributes the Fund’s shares.

11

SHAREHOLDER INFORMATION

PRICING OF SHARES

     The Series values its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

     PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (“Exchange”) (currently 4:00 p.m. Eastern time) on each day that the Exchange and the transfer agent are open for business (each, a “Business Day”). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. Shares will only be priced on business days.

PURCHASE OF SHARES

     Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of the Fund is $100,000. Additional investments in the Fund may be made in any amount. You may purchase shares as specified below.

     Investors may purchase shares of the Fund through financial intermediaries such as financial consultants, securities brokers, dealers or benefit plan administrators. Investors should contact their financial intermediary directly for appropriate instructions, as well as for information pertaining to account and any servicing or transaction fees that may be charged. Some financial intermediaries may appoint subagents.

     The Fund reserves the right to change the criteria for eligible investors and the investment minimums.

     By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Roxbury Large Cap Growth Fund, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

12

Regular mail:	Overnight mail:
Roxbury Large Cap Growth Fund	Roxbury Large Cap Growth Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 497-2960 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at a financial intermediary, you should contact the financial intermediary for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.

     Redemption Fees: The Fund will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Roxbury Funds. This fee is paid directly to the respective Roxbury Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See “Exchange of

13

Shares” for additional information regarding the exchange of shares of the Roxbury Fund.

     Market Timing: The Fund is not designed to accommodate market timing or repetitive trading. “Market timing” as defined as effecting frequent trades into or out of the Fund in an effort to anticipate or time price movements. The Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of the investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. There is no guaranty that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

     By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

Regular mail:	Overnight mail:
Roxbury Large Cap Growth Fund	Roxbury Large Cap Growth Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Fund has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares. If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

     Small Accounts: If the value of your Fund account falls below the investment minimum, the Fund may ask you to increase your balance. If the account value is still below the investment minimum after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below the investment minimum solely as a result of a reduction in your account’s market value.

14

     For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

     You may exchange all or a portion of your shares in the Fund for Institutional Shares of the following funds (“Roxbury Funds”):

Roxbury Mid Cap Fund
Roxbury Small Cap Growth Fund

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $500.

     Fees on Exchanges: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “Redemption of Shares” for additional information regarding redemptions and this fee.

     To obtain prospectuses of the other Roxbury Funds, you may call (800) 497-2960. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Fund may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Fund’s shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

     Any distributions from the Fund’s net investment income are declared and paid annually to you. Any net capital gain realized by the Fund will be distributed annually.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

15

TAXES

     As long as the Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Fund may invest in securities that earn interest exempt from Federal income tax, the Fund invests primarily in taxable securities. The Fund’s distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. The Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

     The Fund’s distributions of a net capital gain, if any, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Fund anticipates the distribution of net capital gain.

     It is a taxable event for you if you sell or exchange shares of the Fund. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     State And Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS

     Professional Funds Distributor, LLC manages the Fund’s distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

MASTER/FEEDER STRUCTURE

     Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Funds, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. The Series holds the investment securities and bears the advisory costs. The Fund provides and bears the costs of distribution and shareholder services. Each shareholder of the Series, including the Fund, will pay its proportionate share of the Series’ expenses. For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another master fund or decide to manage its assets itself. The Fund is not currently contemplating such a move.

16

SHARE CLASSES

     The Fund issues Investor and Institutional Shares. Each class of shares bears a pro rata portion of the Fund’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

17

GLOSSARY

“CAP” or MARKET CAPITALIZATION:

Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company’s common stock.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

GROWTH FUNDS:

Growth funds invest in the common stock of growth-oriented companies seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

MUTUAL FUND:

A mutual fund pools shareholders’ money and, using a professional investment manager, invests it in securities like stocks and bonds.

NET ASSET VALUE or “NAV”:

NAV =	Assets – Liabilities/Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund’s portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

18

FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     Annual/Semi-Annual Reports: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Fund’s performance for the most recently completed fiscal year or half-year.

     Statement of Additional Information (SAI): The SAI provides a complete technical and legal description of the Fund’s policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Fund may be obtained free of charge by contacting:

     Roxbury Large Cap Growth Fund
      c/o PFPC Inc.
      760 Moore Road
      King of Prussia, Pennsylvania 19406
      (800) 497-2960
      9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-497-2960.

The investment company registration number is 811-08648.

19

Roxbury Small Cap Growth Fund*

of WT Mutual Fund

Investor Shares

PROSPECTUS DATED NOVEMBER 1, 2004

     This prospectus contains important information about the Roxbury Small Cap Growth Fund, including information on its investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

*Formerly the Wilmington Small Cap Growth Portfolio

A look at the goal, strategies, risks and expenses of the Fund.
FUND DESCRIPTION
Summary
Performance Information
Fees and Expenses
Example
Investment Objective
Primary Investment Strategies
Additional Risk Information
Details about the service providers.
MANAGEMENT OF THE FUND
Investment Adviser
Fund Managers
Service Providers
Policies and instructions for opening, maintaining and closing an account in the Fund.
SHAREHOLDER INFORMATION
Pricing of Shares
Purchase of Shares
Redemption of Shares
Exchange of Shares
Distributions
Taxes
Details on the Fund’s distribution plan, master/feeder arrangement and share classes.
DISTRIBUTION ARRANGEMENTS
Rule 12b-1 Fees
Master/Feeder Structure
Share Classes
GLOSSARY
FOR MORE INFORMATION

For information about key terms and concepts, please refer to the “Glossary.”

Roxbury Small Cap Growth Fund

Investor Shares

FUND DESCRIPTION

SUMMARY

Investment Objective	The Roxbury Small Cap Growth Fund seeks to achieve long-term capital appreciation.

Investment Focus	•	Equity (or related) securities

Share Price Volatility	•	High

Principal Investment Strategy	•	The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, it invests in a “master fund,” which in turn purchases investment securities. The Fund invests substantially all of its assets in a master fund, which is a separate series of WT Investment Trust I. The Fund and its master fund, the Small Cap Growth Series, have the same investment objective, policies and limitations.

	•	The Small Cap Growth Series (the “Series”) invests, under normal market conditions, at least 80% of its assets in securities of companies with market capitalizations, at the time of purchase, consistent with the capitalization ranges of the S&P SmallCap 600 and Russell 2000 Indices.

	•	The Series may invest in securities (including preferred stock, warrants and debentures) convertible into or exercisable for common stock and certain option and financial futures contracts (“derivatives”). The Series may also invest in foreign securities, including American Depositary Receipts.

3

Principal Risks	An investment in the Fund is subject to the risks summarized below, which are further described under “Additional Risk Information.”

	•	It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the securities that the Series buys will increase in value.

	•	The Fund’s share price will fluctuate in response to changes in the market value of the Fund’s underlying investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

	•	Since the Series focuses its investments in small cap companies, the Fund is subject to greater volatility than a fund that invests in large cap companies. Small cap companies may be more vulnerable than large cap companies to adverse business or economic developments and their securities may be less liquid and more volatile than securities of larger companies.

	•	The performance of the Fund and the Series will depend on whether or not the investment adviser is successful in pursuing the investment strategy.

	•	The Fund is also subject to other risks which are described under “Additional Risk Information.”

Investor Profile	•	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

4

PERFORMANCE INFORMATION

Investor Shares of the Fund were first offered on October 1, 2004. Therefore, the Fund presently has less than a full calendar year of performance.

FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Investor Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee(a)	1.00%
Exchange fee(a)	1.00%

(a)	Investor Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See “Redemption of Shares” and “Exchange of Shares” for additional information.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)1:

Management fees[2]	1.00%
Distribution (12b-1) fees	0.25%
Other expenses	0.79%
Total Annual Operating Expenses	2.04%
Waivers/Reimbursement[3,4]	(0.10)%
Total Net Expenses[3,4]	1.94%

[1]	The table above and the example below each reflect the aggregate annual operating expenses of the Fund and the corresponding Series of the Trust in which the Fund invests.

[2]	The Series pays Roxbury a monthly advisory fee at the rate of 1.00% of the Series’ first $1 billion of average daily net assets; 0.95% of the next $1 billion of average daily net assets; and 0.90% of the Series’ average daily net assets in excess of $2 billion.

[3]	The Adviser has a contractual obligation through January 1, 2006 to waive a portion of its fees and assume certain expenses of the Fund to limit the total annual operating expenses to 2.00%.

[4]	The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the Fund where a Class’ average daily net assets is below $50 million through September 2007. As a percentage of average net assets these fees equaled 0.10% for the fiscal year ended June 30, 2004.

5

EXAMPLE

     This example is intended to help you compare the cost of investing in Investor Shares of the Fund with the cost of investing in other mutual funds. The example below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses (reflecting contractual waivers and reimbursements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Investor Shares	1 Year	3 Years	5 Years	10 Years
Small Cap Growth Fund	$197	$609	$1,069	$2,343

     The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE

     The Roxbury Small Cap Growth Fund seeks to achieve long-term capital appreciation. The investment objective of the Fund may not be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

     The Fund seeks to achieve its investment objective by investing its assets in the Series. The Series, under normal market conditions, will invest at least 80% of its assets in the following equity or equity-related securities:

•	common stocks of U.S. corporations that are judged by the investment adviser to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is consistent with the capitalization ranges of the S&P SmallCap 600 and Russell 2000 Indices (“small cap companies”)

•	options on, or securities convertible (such as convertible preferred stock, convertible bonds, warrants and debentures) into, the common stock of small cap companies

•	options on indices of the common stock of small cap companies

•	contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of small cap companies, and options upon such futures contracts

     Small cap companies are those whose capitalizations are consistent with the market capitalizations of companies in the S&P SmallCap 600 and Russell 2000 Indices at the time of the Series’ investment. As of September 30, 2004, the range of market capitalizations represented by companies in these indices was between $40.0 million and $3.5 billion. Due to market price adjustments or other events after the time of purchase, it is possible that an investment’s market capitalization may drift above or below this range. Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a small market capitalization for purposes of the 80% policy. The Series is not limited to only small cap companies and under normal market conditions may invest up to 20% of its assets in stocks of companies in other capitalizations

6

ranges.

     The Series may also invest in certain option and financial futures contracts (“derivatives”) as well as foreign securities, including American Depositary Receipts.

     The investment adviser uses a bottom up approach to identify new investment opportunities and to evaluate existing investments on an ongoing basis to determine continued suitability. The investment adviser selects stocks it believes exhibit consistent, above average growth prospects. Through research and its understanding of business fundamentals, the investment adviser seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their risk/reward characteristics.

     At the time of purchase, individual stock holdings may represent up to 5% of the Series’ value. Due to market price fluctuations, individual stock holdings may exceed 5% of the value of the total fund. The Series may over or underweight certain industries and sectors based on the investment adviser’s opinion of the relative attractiveness of companies within those industries and sectors. The Series may not invest in more than 10% of the outstanding voting shares of a company.

     In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by the investment adviser to be of comparable quality. The result of this action may be that the Series and the Fund will be unable to achieve its investment objective.

     The frequency of fund transactions and the Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series’ shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. During the year ended June 30, 2004, the Series’ turnover rate was 172%.

     The Series also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information (“SAI”).

ADDITIONAL RISK INFORMATION

     The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our SAI.

•	Small Cap Risk: Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

•	Growth Investing Risk: The risk that an investment in a growth-oriented fund may be more volatile than the rest of the U.S. market as a whole.

•	Derivatives Risk: Some of the Series’ investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging,

7

risk management, or other Fund management purposes consistent with the Series’ investment objective. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series’ total assets may at any time be committed or exposed to derivative strategies.

•	Foreign Security Risk. Foreign investments involve risks relating to political, economic, regulatory or social instability, military action or unrest, or diplomatic developments and may be affected by actions of foreign governments adverse to the interest of U.S. investors.

•	IPO Risk: The Fund may purchase securities of companies engaged in their initial public offerings (IPOs). The price of securities purchased in IPOs can be very volatile. The effect of IPO investments on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Fund’s asset base increases, IPOs often have a diminished effect on performance.

•	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Master/Feeder Risk: While the master/feeder structure is designed to reduce costs, it may not do so, and the Fund might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares in a master fund could have adverse effects on the Fund such as requiring the liquidation of a substantial portion of the master fund’s holdings at a time when it could be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than the Fund’s interest has, and, therefore, could have effective voting control over the operation of a master fund.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Valuation Risk: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

8

MANAGEMENT OF THE FUND

     The Board of Trustees for the Fund has oversight responsibility of the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

     Roxbury Capital Management, LLC (“Roxbury”), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the Small Cap Growth Series. As the Series’ investment adviser, Roxbury has overall responsibility for directing the Series’ investments. Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments, as well as to individuals. As of September 30, 2004, Roxbury had assets under management of approximately $2.9 billion.

     For the fiscal year ended June 30, 2004, Roxbury received a fee of 1.00% of the Series’ average daily net assets.

FUND MANAGERS

     The day-to-day management of the Series is the responsibility of Roxbury’s Small Cap Growth Investment Team, which includes the individuals listed below. The Investment Team meets regularly to make investment decisions for the Series.

     Steve Marshman, CFA joined Roxbury in July of 2002 and has twelve years of investment management experience. From 1995 to July 2002, Mr. Marshman was with Columbia Funds Management Company (“Columbia”) where he was a Fund Manager for the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. His responsibilities at Columbia also included Fund Management for Columbia’s Technology Fund. Prior to joining Columbia, Mr. Marshman was a fighter pilot in the US Air Force. He has a B.S. from the US Air Force Academy and an MBA from Golden Gate University.

     Robert Marvin, CFA, CPA joined Roxbury in July 2002 and has twelve years of investment management experience. From 1998 to July 2002, Mr. Marvin was with Columbia where he was a Fund Manager in the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. Prior to joining Columbia, he was Vice President and Consumer Analyst for The Seidler Companies, a Los Angeles based boutique research and brokerage firm. Mr. Marvin began his career at Deloitte & Touche where he earned his CPA and became a Senior Consultant. He has a B.S. from the University of California, Berkeley and an MBA from UCLA.

     Brian Smoluch, CFA joined Roxbury in July 2002 and has eight years of investment management experience. From 1996 to July 2002, Mr. Smoluch was with Columbia where he was a Fund Manager in the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. From July 1994 to June 1996, he was a Financial Analyst at Salomon Brothers Investment Banking in New York City. He has a B.S. from University of Virginia and an MBA from Harvard University.

9

SERVICE PROVIDERS

     The chart below provides information on the primary service providers.

Asset Management		Shareholder Services

Investment Adviser		Transfer Agent

Roxbury Capital Management, LLC 100 Wilshire Boulevard, Suite 1000 Santa Monica, CA 90401		PFPC Inc. 760 Moore Road King of Prussia, PA 19406

Manages the Series’ business and investment activities.		Handles shareholder services, including recordkeeping and statements, payment of distributions and processing of buy and sell requests.

WT MUTUAL FUND Roxbury Small Cap Growth Fund

Fund Operations		Asset Safe Keeping

Administrator and Accounting Agent		Custodian

PFPC Inc. 301 Bellevue Parkway Wilmington, DE 19809		Wilmington Trust Company 1100 North Market Street Wilmington, DE 19890

Provides facilities, equipment and personnel to carry out administrative services related to the Fund and calculates the Fund’s NAV and distributions.		Holds the Fund’s assets, settles all Fund trades and collects most of the valuation data required for calculating the Fund’s NAV per share

Distribution

Distributor

Professional Funds Distributor, LLC 760 Moore Road King of Prussia, PA 19406

Distributes the Fund’s shares.

10

SHAREHOLDER INFORMATION

PRICING OF SHARES

     The Series values its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily NAV. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

     PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (“Exchange”) (currently 4:00 p.m. Eastern time) on each day that the Exchange and the transfer agent are open for business (each, a “Business Day”). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. Shares will only be priced on business days.

PURCHASE OF SHARES

     Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Investor Shares of the Fund is $2,000. Additional investments may be made in any amount. You may purchase shares as specified below.

     Investors may purchase shares of the Fund through financial intermediaries such as financial consultants, securities brokers, dealers or benefit plan administrators. Investors should contact their financial intermediary directly for appropriate instructions, as well as for information pertaining to account and any servicing or transaction fees that may be charged. Some financial intermediaries may appoint subagents.

     The Fund reserves the right to change the criteria for eligible investors and the investment minimums.

     By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Roxbury Small Cap Growth Fund – Investor Shares, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, the Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:
Roxbury Small Cap Growth Fund	Roxbury Small Cap Growth Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 497-2960 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

11

     Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

     Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.

     It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

     For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through a financial intermediary you should contact the financial intermediary for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.

     Redemption Fees: The Fund will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Roxbury Funds. This fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See “Exchange of Shares” for additional information regarding the exchange of shares of a Roxbury Fund.

     Market Timing: The Fund is not designed to accommodate market timing or repetitive trading. “Market timing” as defined as effecting frequent trades into or out of the Fund in an effort to anticipate or time price movements. The Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of the investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. There is no guaranty that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

     By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

12

Regular mail:	Overnight mail:
Roxbury Small Cap Growth Fund	Roxbury Small Cap Growth Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Fund has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares.

     If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds available until it believes that the check has been collected (which could take up to 10 days).

     Small Accounts: If the value of your account falls below the investment minimum, the Fund may ask you to increase your balance. If the account value is still below the investment minimum after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below the investment minimum solely as a result of a reduction in your account’s market value.

     For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

     You may exchange all or a portion of your shares in the Fund for Investor Shares of the following funds (“Roxbury Funds”):

Roxbury Large Cap Growth Fund	Roxbury Mid Cap Fund

     Redemption of shares through an exchange will be effected at the NAV next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $500.

     Fees on Exchanges: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “Redemption of Shares” for additional information regarding redemptions and this fee.

13

     To obtain prospectuses of the Roxbury Funds, you may call (800) 497-2960. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Fund may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Fund’s shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

     Distributions from the net investment income, if any, of the Fund are declared and paid annually to you. Any net capital gain realized by the Fund will be distributed annually.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

     As long as the Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Fund may invest in securities that earn interest exempt from Federal income tax, the Fund invests primarily in taxable securities. The Fund’s distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. The Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

     The Fund’s distributions of a net capital gain, if any, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Fund anticipates the distribution of net capital gain.

     It is a taxable event for you if you sell or exchange Fund shares. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

14

DISTRIBUTION ARRANGEMENTS

     Professional Funds Distributor, LLC (“Distributor”) manages the Fund’s distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

RULE 12b-1 FEES

     The Investor Shares of the Fund have adopted a distribution plan pursuant to Rule 12b-1 that allows the Fund to pay a fee to the Distributor for the sale and distribution of Investor Shares, and for services provided to shareholders of Investor Shares. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee that the Fund can charge is 0.25% of the average daily net assets of the Fund’s Investor Shares.

MASTER/FEEDER STRUCTURE

     Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Funds, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. The Series holds the investment securities and bears the advisory costs. The Fund provides and bears the costs of distribution and shareholder services. Each shareholder of the Series, including the Fund, will pay its proportionate share of the Series’ expenses. For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another master fund or decide to manage its assets itself. The Fund is not currently contemplating such a move.

SHARE CLASSES

     The Fund issues Investor and Institutional Shares. Each class of shares bears a pro rata portion of the Fund’s common expenses in addition to expenses directly attributable to that class. Investor Shares pay a Rule 12b-1 distribution fee. Institutional Shares are offered to retirement plans and other institutional investors. Any investor may purchase Investor Shares.

15

GLOSSARY

GROWTH FUNDS:

Growth funds invest in the common stock of growth-oriented companies. Generally, growth-oriented companies have high relative rates of growth and tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

MUTUAL FUND:

A mutual fund pools shareholders’ money and, using a professional investment manager, invests it in securities like stocks and bonds. The Fund is a separate mutual fund.

MUTUAL FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

NET ASSET VALUE or “NAV:

NAV =	Assets – Liabilities/Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

RULE 12b-1 FEES:

Rule 12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.

SMALL CAP FUNDS:

Small cap funds invest in the common stock of companies with smaller market capitalizations. Small cap stocks may provide the potential for higher growth, but they also typically have greater risk and more volatility.

16

FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     Annual/Semi-Annual Reports: These reports contain performance data and information on Fund holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Fund’s performance for the most recently completed fiscal year or half-year.

     Statement of Additional Information (SAI): The SAI provides additional technical and legal descriptions of the Fund’s policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by the reference.

     Copies of these documents and answers to questions about the Fund may be obtained without charge by contacting:

     Roxbury Small Cap Growth Fund
     c/o PFPC Inc.
     760 Moore Road
     King of Prussia, Pennsylvania 19406
     (800) 497-2960
     9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-497-2960.

The investment company registration number is 811-08648.

17

ROXBURY MID CAP FUND

of WT Mutual Fund
Investor Shares

PROSPECTUS DATED NOVEMBER 1, 2004

     This prospectus contains important information about the Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

A look at the goals, strategies,risks, and expenses of the Fund.
FUND DESCRIPTION
Summary
Performance Information
Fees and Expenses
Example
Investment Objective
Primary Investment Strategies
Additional Risk Information
Details about the service providers.
MANAGEMENT OF THE FUND
Investment Adviser
Portfolio Manager
Service Providers
Policies and instructions for opening, maintaining and closing an account in the Fund
SHAREHOLDER INFORMATION
Pricing of Shares
Purchase of Shares
Redemption of Shares
Exchange of Shares
Distributions
Taxes
Details on the Fund’s distribution plan,master/feeder arrangement and share classes.
DISTRIBUTION ARRANGEMENTS
Rule 12b-1 Fees
Master/Feeder Structure
Share Classes
GLOSSARY
FOR MORE INFORMATION

For information about key terms and concepts, please refer to the “Glossary.”

ROXBURY MID CAP FUND

Investor Shares

FUND DESCRIPTION

SUMMARY

Investment Objective	•	The Roxbury Mid Cap Fund (the “Fund”) seeks superior long-term growth of capital.

Investment Focus	•	Equity securities (generally common stocks)

Share Price Volatility	•	High

Principal Investment Strategy	•	The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, it invests in a corresponding mutual fund or “master fund,” which in turn purchases the actual stock holdings. The Fund’s master fund is the Mid Cap Series (the “Series”) of WT Investment Trust I.

	•	The Fund and the Series have the same investment objective, policies and limitations. When this prospectus refers to investments of the Fund, it is actually referring to the investments of the Series.

	•	The Fund invests in the Series, which under normal market conditions, invests at least 80% of its assets in securities of companies with market capitalizations, at the time of purchase, consistent with the capitalization ranges of the Russell Mid Cap and S&P MidCap 400 Indices.

	•	Roxbury Capital Management, LLC (the “Adviser”) purchases stocks, and in the case of foreign companies, American Depositary Receipts (“ADRs”), it believes exhibit consistent, above-average earnings growth, superior quality and attractive risk/reward characteristics. The Adviser analyzes the stocks of a broad universe of companies to search for high quality companies that are growing at substantially greater rates than the market’s average rate.

Principal Risks	The Fund is subject to the risks summarized below, which are further described under “Additional Risk Information.”

	•	The prices of securities in which the Fund invests may fluctuate due to these securities being traded infrequently and in limited volumes. There may also be less publicly available information about mid cap companies as compared to larger companies.

	•	There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. Therefore, it is possible to lose money by investing in the Fund.

1

	•	The Fund’s share price will fluctuate in response to changes in the market value of the Fund’s investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

	•	Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.

	•	Investments in a foreign market are subject to foreign security risk and the risk of losses caused by changes in foreign currency exchange rates.

	•	The performance of the Fund will depend on how successfully the Adviser pursues its investment strategy.

Investor Profile	•	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

2

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual returns for one year and since inception, both before and after taxes, compared with those of the S&P MidCap 400 Index and the Russell Mid Cap Index, which are broad measures of market performance. The performance shown is for the Class A Shares of the Fund, as the Investor Share Class has not commenced operations as of the date of this prospectus. Total returns for Class A shares would have been lower than shown below had certain fees and expenses not been waived and/or reimbursed. The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Annual Total Returns For The Calendar Years Since Inception

Calendar Year-to-Date Total Return as of September 30, 2004: (0.60)%

Best Quarter	Worst Quarter
21.14%	(21.76)%
(June 30, 2003)	(September 30, 2002)

3

Class A Shares		Since Inception
Average Annual Total Returns as of December 31, 2003	1 Year	(December 14, 2000)
Before Taxes	45.25%	0.83%
After Taxes on Distributions[1,2]	45.25%	0.61%
After Taxes on Distributions and Sales of Fund Shares[1,2]	29.41%	0.57%
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) [3]	35.62%	4.84%
Russell Mid Cap Index (reflects no deduction for fees, expenses or taxes) [4]	42.71%	-6.13%

[1]	These figures assume the reinvestment of dividends and capital gain distributions and include the impact of the maximum sales charges.

[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares only; after-tax returns for Class B and Class C Shares will vary.

[3]	The S&P MidCap 400 Index consists of 400 domestic stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. It is a market-value weighted unmanaged index (stock price times number of shares outstanding), with each stock’s weight in the S&P MidCap 400 Index proportionate to its market value.

[4]	The Russell Mid Cap Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate mid-cap growth manager’s opportunity set.

FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Investor Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee*	1.00%
Exchange fee*	1.00%

*	Investor Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See “Redemption of Shares” and “Exchange of Shares” for additional information.

4

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) 1:

Management fees [4]	0.75%
Distribution (12b-1) fees	0.25%
Other expenses[2]	4.18%
Total Annual Operating Expenses	5.18%
Waivers/Reimbursements[3,5]	(3.63)%
Total Net Expenses[3,5]	1.55%

[1]	The table above and the example below each reflect the aggregate annual operating expenses of the Fund and the corresponding Series of the Trust in which the Fund invests.

[2]	Since certain operating expenses of the Fund are based on its asset size and the number of shareholders the Fund has, the relatively small asset size of the Fund impacts the ratio of “Other Expenses” and has the effect of shareholders bearing a larger percentage of operating expenses.

[3]	The Adviser has a contractual obligation through November 1, 2015 to waive a portion of its fees and assume certain expenses of the Fund to limit the total annual operating expenses to 1.55%.

[4]	The Series pays Roxbury a monthly advisory fee at the annual rate of 0.75% of the Series’ first $1 billion of average daily net assets; 0.70% of the Series’ next billion of average daily net assets; and 0.65% of the Series’ average daily net assets over $2 billion.

[5]	The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the Fund where a Class’ average daily net assets is below $25 million through September 2007. As a percentage of average net assets these fees equaled 1.19% for the fiscal year ended June 30, 2004.

5

EXAMPLE

     This example is intended to help you compare the cost of investing in Investor Shares of the Fund with the cost of investing in other mutual funds. The example below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses (reflecting contractual waivers and reimbursements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Investor Shares	1 Year	3 Years	5 Years	10 Years
Mid Cap Fund	$158	$490	$845	$1,845

     The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE

     The Fund and the Series seek superior long-term growth of capital. This investment objective may not be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

     The Fund seeks to achieve its investment objective by investing its assets in the Series, which under normal market conditions, invests at least 80% of its assets in the following equity (or equity-related securities):

•	common stocks of corporations that are judged by the Adviser to have strong growth characteristics and, with respect to at least 80% of the Series’ assets, at the time of purchase, have a market capitalization consistent with the capitalization ranges of the Russell Mid Cap and S&P MidCap 400 Indices (“mid cap company”)

•	American Depositary Receipts (“ADRs”), which are negotiable certificates held in a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. stock exchange. ADRs make it easier for U.S. citizens to invest in foreign companies, due to the widespread availability of dollar-denominated price information, lower transaction costs, and timely dividend distributions. An American Depositary Share or ADS is the share issued under an American Depositary Receipt agreement which is actually traded

•	securities convertible into mid cap companies

6

•	options on common stock or options on stock indices

     Mid-cap companies are those whose capitalization is consistent with the capitalization ranges of the Russell Mid Cap and S&P MidCap 400 Indices at the time of the Fund’s investment. As of September 30, 2004, the range of market capitalization of companies that are in the Russell Mid Cap and S&P MidCap 400 Indices (“Indices”) was between $525 million and $15.2 billion and $260 million and $8.8 billion, respectively. As market conditions change, so will the capitalizations of the companies that make up the Indices. The Adviser looks for quality, sustainable-growth stocks within the mid-cap portion of the market. At the time of initial purchase, an investment’s market capitalization will fall within the capitalization range of the Indices. Due to market price adjustments or other events after the time of purchase, it is possible that an investment’s market capitalization may drift above or below this range. Nevertheless, companies whose capitalization no longer meets this definition after purchase continue to be considered to have a mid cap market capitalization for purposes of the 80% policy. The Series is not limited to only mid-cap companies, and under normal market conditions, may invest up to 20% of its assets in stocks of companies within larger or smaller capitalizations.

     The Adviser uses a bottom-up approach to identify new investment opportunities and to evaluate existing investments on an ongoing basis to determine continued suitability. The Adviser selects stocks it believes exhibit consistent, above average growth prospects. Through research and its understanding of business fundamentals, the Adviser seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their risk/reward characteristics.

     At the time of purchase individual stock holdings may represent up to 5% of the Series’ value. Due to market price fluctuations individual stock holdings may exceed 5% of the value of the total portfolio. The Series may over or underweight certain industries and sectors based on the Adviser’s opinion of the relative attractiveness of companies within those industries and sectors. The Series may not invest in more than 10% of the outstanding shares of any company.

     In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by the Adviser to be of comparable quality. The result of this action may be that the Series will be unable to achieve its investment objective.

     The Frequency of fund transactions and the Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series’ shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. During the year ended June 30, 2004, the Series’ turnover rate was 79% for the Series.

     The Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information (“SAI”).

7

ADDITIONAL RISK INFORMATION

     The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our SAI:

•	Mid Cap Risk: Mid cap companies may be more vulnerable than larger companies to adverse business or economic developments.

•	Market Risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Liquidity Risk: The risk that a security may lack sufficient liquidity in order to execute a buy or sell program without significantly affecting the security’s price. At times a security’s price may experience unusual price declines due to an imbalance between sellers and buyers of that security. Forced liquidations of the Series or other funds which hold similar securities could result in adverse price fluctuations in securities held and in the Fund’s overall value.

•	Growth Investing Risk: The risk that an investment in a growth-oriented portfolio may be more volatile than the rest of the U.S. market.

•	Derivatives Risk: Some of the Series’ investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging, risk management, or other portfolio management purposes consistent with the Series’ investment objective. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series’ total assets may be committed or exposed to derivative strategies.

•	Currency Risk: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency therefore changes in foreign currency exchange rates affect the net asset value of the Fund.

•	Foreign Security Risk: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in U.S. markets.

•	Master/Feeder Risk: The master/feeder structure is designed to reduce costs, it may not do so, and the Fund may encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of the master fund could have adverse effects on a fund such as requiring the liquidation of a substantial portion of the master fund’s holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund and, therefore, could have effective voting control over the operation of the master fund.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

8

•	Valuation Risk: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

•	IPO Risk: The Fund may purchase securities of companies engaged in their initial public offerings (IPOs). The price of securities purchased in IPOs can be very volatile. The effect of IPO investments on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Fund’s asset base increases, IPOs often have a diminished effect on performance.

MANAGEMENT OF THE FUND

     The Board of Trustees has oversight responsibility of the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

     Roxbury Capital Management, LLC (“Roxbury”), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the Mid Cap Series. As the Series’ investment adviser, Roxbury has overall responsibility for directing the Series’ investments. Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments, as well as to individuals. As of September 30, 2004, Roxbury had assets under management of approximately $2.9 billion.

     For the fiscal year ended June 30, 2004, Roxbury waived its entire advisory fee. Had there been no waiver, Roxbury would have received a fee of 0.75% of the Series’ average daily net assets.

PORTFOLIO MANAGER

     Alfred J. Lockwood, CPA, CFA is the portfolio manager of the Mid Cap Series and is also responsible for general research on small to mid cap companies. Mr. Lockwood’s participation in Roxbury’s Investment Committee provides additional access to research and investment ideas.

     Mr. Lockwood, CPA, CFA joined Roxbury in 1992 and is the manager of Roxbury’s small to mid cap portfolios. Al is co-Chief Investment Officer and a member of Roxbury’s Investment Committee. Al’s CPA background complements his securities analysis in researching mid size growth companies. His previous experience as an Audit Manager for Ernst & Young exposed him to many company managements, primarily in the small to mid cap areas and across a diverse range of industries, including distribution, healthcare, technology and others. Al has particular skill in assessing a company’s complete business context relative to its competitors and the marketplace. A skilled numbers man, he likes to look beyond the numbers for undervalued or misunderstood investment opportunities. Al received a B.S. from California State University, Northridge.

9

SERVICE PROVIDERS

     The chart below provides information on the primary service providers.

Asset Management		Shareholder Services

Investment Adviser		Transfer Agent

Roxbury Capital Management, LLC 100 Wilshire Blvd., Suite 1000 Santa Monica, CA 90401

PFPC Inc. 760 Moore Road King of Prussia, PA 19406

Manages the Series investment activities.		Handles shareholder services, including recordkeeping and statements, payment of distributions and processing of buy and sell requests.

WT MUTUAL FUND

Roxbury Mid Cap Fund

Fund Operations		Asset Safe Keeping

Administrator and Accounting Agent		Custodian

PFPC Inc. 301 Bellevue Parkway Wilmington, DE 19809		Wilmington Trust Company 1100 North Market Street Wilmington, DE 19890

Provides facilities, equipment and personnel to carry out administrative services related to the Fund and calculates the Fund’s NAV and distributions.		Holds the Fund’s assets, settles all Fund trades and collects most of the valuation data required for calculating the Fund’s NAV per share.

Distribution

Distributor

Professional Funds Distributor LLC 760 Moore Road King of Prussia, PA 19406

Distributes the Fund’s shares.

10

SHAREHOLDER INFORMATION

PRICING OF SHARES

     The Series values its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

     PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (“Exchange”) (currently 4:00 p.m. Eastern time) on each day that the Exchange and the transfer agent are open for business (each, a “Business Day”). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. Shares will only be priced on business days. Shares will only be priced on business days.

PURCHASE OF SHARES

     Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Investor Shares of the Fund is $2,000. Additional investments in the Fund may be made in any amount. You may purchase shares as specified below.

     Investors may purchase shares of the Fund through financial intermediaries such as financial consultants, securities brokers, dealers or benefit plan administrators. Investors should contact their financial intermediary directly for appropriate instructions, as well as for information pertaining to account and any servicing or transaction fees that may be charged. Some financial intermediaries may appoint subagents.

     The Fund reserves the right to change the criteria for eligible investors and the investment minimums.

     By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Roxbury Mid Cap Fund, indicating the name and class of the Fund, along with a completed application. If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

11

Regular mail:	Overnight mail:
Roxbury Mid Cap Fund	Roxbury Mid Cap Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828 Providence, RI 02940	760 Moore Road King of Prussia, PA 19406

     By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 497-2960 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at a financial intermediary, you should contact the financial intermediary for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.

     Redemption Fees: The Fund will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Roxbury Funds. This fee is paid directly to the respective Roxbury Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See “Exchange of Shares” for additional information regarding the exchange of shares of the

12

Roxbury Fund.

     Market Timing: The Fund is not designed to accommodate market timing or repetitive trading. “Market timing” as defined as effecting frequent trades into or out of the Fund in an effort to anticipate or time price movements. The Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of the investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. There is no guaranty that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

     By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

Regular mail:	Overnight mail:
Roxbury Mid Cap Fund	Roxbury Mid Cap Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. However there are risks. The Fund has safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares. If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

13

     Small Accounts: If the value of your Fund account falls below the investment minimum, the Fund may ask you to increase your balance. If the account value is still below the investment minimum after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below the investment minimum solely as a result of a reduction in your account’s market value.

     For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

     You may exchange all or a portion of your shares in the Fund for Investor Shares of the following funds (“Roxbury Funds”):

Roxbury Large Cap Growth Fund
Roxbury Small Cap Growth Fund

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $500.

     If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “Redemption of Shares” for additional information regarding redemptions and this fee.

     To obtain prospectuses of the other Roxbury Funds, you may call (800) 497-2960. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Fund may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Fund’s shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

     Distributions from the net investment income of the Fund, if any, are declared and paid annually to you. Any net capital gain realized by the Fund will be distributed annually.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares, unless you have elected to receive distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

14

TAXES

     Federal Income Taxes: As long as the Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. Under normal conditions, the Fund invests primarily in taxable securities. The Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

     Dividends you receive from the Fund, whether reinvested in Fund shares or received in cash, are generally taxable to you as ordinary income. The Fund’s distributions of net capital gain, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain, regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Fund anticipates the distribution of net capital gain.

     It is a taxable event for you if you sell shares of the Fund. Depending on the purchase price and the sale price of the shares, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     State and Local Income Taxes: You should consult your tax advisors concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS

     Professional Funds Distributor, LLC manages the Fund’s distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

RULE 12b-1 FEES

     The Investor Shares of the Fund have adopted a distribution plan pursuant to Rule 12b-1 that allows the Fund to pay a fee to the Distributor for the sale and distribution of Investor Shares, and for services provided to shareholders of Investor Shares. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee that the Fund can charge is 0.25% of the average daily net assets of the Fund’s Investor Shares.

MASTER/FEEDER STRUCTURE

     Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Funds, to pool their

15

assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. The Series holds the investment securities and bears the advisory costs. The Fund provides and bears the costs of distribution and shareholder services. Each shareholder of the Series, including the Fund, will pay its proportionate share of the Series’ expenses. For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another master fund or decide to manage its assets itself. The Fund is not currently contemplating such a move.

SHARE CLASSES

     The Fund issues Investor, Class A, Class B, Class C, and Institutional Shares. Each class of shares bears a pro rata portion of the Fund’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Any investor may purchase Investor, Class A, Class B or Class C Shares.

16

GLOSSARY

“CAP”:

Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company’s common stock.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration, custody and other services.

GROWTH FUNDS:

Growth funds invest in the common stock of growth-oriented companies seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

MUTUAL FUND:

A mutual fund pools shareholders’ money and, using a professional investment manager, invests it in securities like stocks and bonds.

NET ASSET VALUE or “NAV”:

NAV =	Assets – Liabilities

Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

17

FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     Annual/Semi-Annual Reports: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Fund’s performance for the most recently completed fiscal year or half-year.

     Statement of Additional Information (SAI): The SAI provides a complete technical and legal description of the Fund’s policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

     Copies of these documents and answers to questions about the Fund may be obtained free of charge by contacting:

     The Roxbury Mid Cap Fund
     c/o PFPC Inc.
     760 Moore Road
     King of Prussia, Pennsylvania 19406
     (800) 497-2960
     9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-497-2960.

     The investment company registration number is 811-08648.

18

ROXBURY LARGE CAP GROWTH FUND*

of WT Mutual Fund
Investor Shares

PROSPECTUS DATED NOVEMBER 1, 2004

This prospectus contains important information about the Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.

     *Formerly, the Wilmington Large Cap Growth Portfolio

A look at the goals, strategies, risks, and expenses of the Fund.
FUND DESCRIPTION
Summary
Performance Information
Fees and Expenses
Example
Investment Objective
Primary Investment Strategies
Additional Risk Information
Details about the service providers.
MANAGEMENT OF THE FUND
Investment Adviser
Portfolio Management Team
Service Providers
Policies and instructions for opening, maintaining and closing an account in the Fund.
SHAREHOLDER INFORMATION
Purchase of Shares
Pricing of Shares
Redemption of Shares
Exchange of Shares
Distributions
Taxes
Details on the Fund’s distribution plans, master/feeder arrangement and share classes.
DISTRIBUTION ARRANGEMENTS
Rule 12b-1 Fees
Master/Feeder Structure
Share Classes
GLOSSARY
FOR MORE INFORMATION

For information about key terms and concepts, please refer to the “Glossary.”

ROXBURY LARGE CAP GROWTH FUND

Investor Shares

FUND DESCRIPTION

SUMMARY

Investment Objective	•	The Roxbury Large Cap Growth Fund seeks superior long-term growth of capital.

Investment Focus	•	Equity (or related) securities

Share Price Volatility	•	High

Principal Investment Strategy	•	The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, it invests in a “master fund,” which in turn purchases investment securities. The Fund invests all of its assets in a master fund, which is a separate series of WT Investment Trust I. The Fund and its corresponding Series have the same investment objective, policies and limitations.

	•	The Fund invests in the WT Large Cap Growth Series, which invests at least 80% of its assets in a diversified portfolio of U.S. equity (or related) securities of corporations with a market cap of $5 billion or more, which the Series’ investment adviser believes have above average earnings potential compared to the securities market as a whole. The investment adviser purchases stocks it believes exhibit consistent, above-average earnings growth, superior quality and attractive risk/reward characteristics. The investment adviser analyzes the stocks of over 1000 companies using a bottom-up approach to search for high quality companies which are growing at rates above the market’s average.

Principal Risks	The Fund is subject to the risks summarized below which are further described under “Additional Risk Information.”

	•	It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks that the Series buys will increase in value.

	•	The Fund’s share price will fluctuate in response to changes in the market value of the Fund’s investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

	•	Growth-oriented investments may be more volatile than the rest

1

of the U.S. stock market as a whole.

	•	The performance of the Fund will depend on whether the investment adviser is successful in pursuing the investment strategy.

	•	The Fund is also subject to other risks which are described under “Additional Risk Information.”

Investor Profile	•	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

2

PERFORMANCE INFORMATION

Roxbury Large Cap Growth Fund

     The Investor Shares of the Fund have not commenced operations as of the date of this prospectus. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual returns for one, five and ten years, before and after taxes, compare with those of the Russell 1000 Growth Index, a broad measure of market performance. The performance shown in the bar chart and performance table are for the Institutional Shares of the Fund, which are not offered in this Prospectus. However, the Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Investor Shares do not have the same expense. Specifically, the Investor Shares are subject to a 0.25% distribution fee. Had such fee been deducted, the returns would be less. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Until February 23, 1998, the Fund invested in both large and small capitalization securities. Currently, the Fund invests primarily in large capitalization equity securities with strong growth characteristics. Accordingly, the Fund’s historical performance may not reflect its current investment practices. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Annual Total Returns for the Past 10 Calendar Years

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: (5.75)%

Best Quarter 41.39% (December 31, 1999)	Worst Quarter -25.62% (March 31, 2001)

3

Institutional Shares
Average Annual Total Returns as of December 31, 2003

	1 Year	5 Years	10 Years
Large Cap Growth Fund Return Before Taxes	26.65%	(7.15)%	5.64%
Return After Taxes on Distributions[1]	26.61%	(8.89)%	3.29%
Return After Taxes on Distributions and Sale of Shares[1]	17.32%	(5.88)%	4.43%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)[2]	29.75%	(5.12)%	9.21%

1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity markets.

4

FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Investor Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee*	1.00%
Exchange fee*	1.00%

* Investor Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See “Redemption of Shares” and “Exchange of Shares” for additional information.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) 1:

Management fees	0.55	% [2]
Distribution (12b-1) fees	0.25%
Other expenses	0.46%
Total Annual Operating Expenses	1.26	% [3]
Fee Waivers	(0.03)%
Net Expenses	1.23%

1 The table above and the example below each reflect the aggregate annual operating expenses of the Fund and the corresponding Series of the Trust in which the Fund invests.

2 The Series pays Roxbury a monthly advisory fee at the annual rate of 0.55% of the Series’ first $1 billion of average daily net assets; 0.50% of the next $1 billion of average daily net assets; and 0.45% of the Series’ average daily net assets in excess of $2 billion.

3 The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the Fund where a Class’ average daily net assets is below $50 million through September 2007. As a percentage of average net assets these fees equaled 0.03% for the fiscal year ended June 30, 2004.

5

EXAMPLE

     This example is intended to help you compare the cost of investing in Investor Shares of the Fund with the cost of investing in other mutual funds. The example below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Investor Shares	1 Year	3 Years	5 Years	10 Years
Large Cap Growth Fund	$125	$390	$683	$1,514

     The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE

     The Roxbury Large Cap Growth Fund seeks superior long-term growth of capital. The investment objective for the Fund may not be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

     The Fund invests its assets in the WT Large Cap Growth Series, which, under normal market conditions, invests at least 80% of its assets in the following equity (or related) securities:

•	common stocks of U.S. corporations that are judged by the investment adviser to have strong growth characteristics and, with respect to at least 80% of the Series’ assets, have a market capitalization of $5 billion or higher at the time of purchase

•	options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above

•	options on indices of the common stock of U.S. corporations described above

•	contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of U.S. corporations described above, and options upon such futures contracts

     The Series’ investment adviser, Roxbury Capital Management LLC (“Roxbury”), looks for high quality, sustainable growth stocks while paying careful attention to valuation. Research is bottom-up, emphasizing business fundamentals, including financial statement analysis and

6

industry and competitor evaluations. The investment adviser selects stocks it believes exhibit consistent, above-average earnings growth, superior quality and attractive risk/reward characteristics. These dominant companies are expected to generate consistent earnings growth in a variety of economic environments.

     Roxbury attempts to maintain portfolio continuity by purchasing sustainable growth companies that are less sensitive to short-term economic trends than cyclical, low quality companies. Roxbury generally sells stocks when the risk/reward characteristics of a stock turn negative, company fundamentals deteriorate, or the stock underperforms the market or its peer group. The latter device is employed to minimize mistakes and protect capital.

     Roxbury may also invest up to 20% of the Series’ assets in mid cap growth and “special situation growth opportunities” identified by Roxbury.

     In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade or higher. The result of this action may be that the Series will be unable to achieve its investment objective.

     The frequency of fund transactions and the Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series’ shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. During the year ended June 30, 2004, the Series’ turnover rate was 87%.

     The Series also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information (“SAI”).

ADDITIONAL RISK INFORMATION

     The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our SAI:

•	Derivatives Risk: Some of the securities in which the Series’ invests may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series’ total assets may be committed or exposed to derivative strategies.

•	Growth Investing Risk: The risk that an investment in a growth-oriented fund, which invests in growth companies, will be more volatile than the rest of the U.S. market as a whole.

•	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund has used in valuing its securities.

7

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Master/Feeder Risk: While the master/feeder structure is designed to reduce costs, it may not do so, and the Fund might encounter operational or other complications. For example, large- scale redemptions by other feeders, if any, of their shares in a master fund could have adverse effects on the Fund such as requiring the liquidation of a substantial portion of the master fund’s holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund, if any, may have a greater ownership interest in the master fund than the Fund’s interest, and, therefore, could have effective voting control over the operation of a master fund.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Valuation Risk: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

MANAGEMENT OF THE FUND

     The Board of Trustees for the Fund has oversight responsibility of the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

     Roxbury Capital Management, LLC (“Roxbury”), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the WT Large Cap Growth Series. As the Series’ investment adviser, Roxbury has overall responsibility for directing the Series’ investments. Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments, as well as to individuals. As of September 30, 2004, Roxbury had assets under management of approximately $2.9 billion.

     For the twelve months ended June 30, 2004, Roxbury received advisory fees of 0.55% of the WT Large Cap Growth Series’ average daily net assets.

PORTFOLIO MANAGEMENT TEAM

     The day-to-day management of the WT Large Cap Growth Series is the responsibility of Roxbury’s Portfolio Construction Committee (“PCC”). The PCC meets regularly to discuss investment decisions for the Series and relies on research and ideas presented and discussed at Roxbury’s Investment Committee. All final investment decisions are made by two portfolio managers – Anthony Browne and David Kahn.

8

     Anthony H. Browne is a co-founder, Chief Executive Officer and Co-Chief Investment Officer of Roxbury and has over 30 years of investment experience. Additionally, he is a co-portfolio manager for the large cap growth product at Roxbury. Prior to founding Roxbury, he was President and Chief Investment Officer of CMB Investment Counselors, a Los Angeles firm with $3 billion under management. He received a B.A. and M.B.A. from Harvard University.

     David C. Kahn is a Managing Director of Roxbury and has over 18 years of investment experience. David is a co-portfolio manager for the large cap growth product at Roxbury. Prior to joining Roxbury in 1994, he was a Vice President with the Investment Management Consulting Groups of both Oppenheimer and Smith Barney. He received a B.A. from Bucknell University and an M.B.A. from New York University.

9

SERVICE PROVIDERS

     The chart below provides information on the primary service providers.

Asset		Shareholder
Management		Services

Investment Adviser		Transfer Agent

PFPC Inc.
Roxbury Capital Management, LLC		760 Moore Road
100 Wilshire Blvd., Suite 1000		King of Prussia, PA 19406
Santa Monica, CA 90401

Manages the Series investment activities.

Handles shareholder services, including
recordkeeping and statements, payment
of distributions and processing of buy
and sell requests.

WT MUTUAL FUND

Roxbury Large Cap Growth Fund

Fund		Asset
Operations		Safe Keeping

Administrator and		Custodian
Accounting Agent

Wilmington Trust Company
PFPC Inc.		1100 North Market Street
301 Bellevue Parkway		Wilmington, DE 19890
Wilmington, DE 19809

Provides facilities, equipment and personnel		Holds the Fund’s assets, settles all Fund
to carry out administrative services related to		trades and collects most of the valuation
the Fund and calculates the Fund’s NAV and		data required for calculating the Fund’s
distributions.		NAV per share.

Distribution

Distributor

Professional Funds Distributor LLC
760 Moore Road
King of Prussia, PA 19406

Distributes the Fund’s shares.

10

SHAREHOLDER INFORMATION

PRICING OF SHARES

     The Series values its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

     PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (“Exchange”) (currently 4:00 p.m. Eastern time) on each day that the Exchange and the transfer agent are open for business (each, a “Business Day”). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. Shares will only be priced on business days.

PURCHASE OF SHARES

     Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Investor Shares of the Fund is $2,000. Additional investments in the Fund may be made in any amount. You may purchase shares as specified below.

     Investors may purchase shares of the Fund through financial intermediaries such as financial consultants, securities brokers, dealers or benefit plan administrators. Investors should contact their financial intermediary directly for appropriate instructions, as well as for information pertaining to account and any servicing or transaction fees that may be charged. Some financial intermediaries may appoint subagents.

     The Fund reserves the right to change the criteria for eligible investors and investment minimums.

     By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Roxbury Large Cap Growth Fund, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

11

Regular mail:	Overnight mail:
Roxbury Large Cap Growth Fund	Roxbury Large Cap Growth Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 497-2960 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at a financial intermediary, you should contact the financial intermediary for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.

     Redemption Fees: The Fund will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Roxbury Funds. This fee is paid directly to the respective Roxbury Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See “Exchange of

12

Shares” for additional information regarding the exchange of shares of the Roxbury Fund.

     Market Timing: The Fund is not designed to accommodate market timing or repetitive trading. “Market timing” as defined as effecting frequent trades into or out of the Fund in an effort to anticipate or time price movements. The Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of the investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. There is no guaranty that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

     By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

Regular mail:	Overnight mail:
Roxbury Large Cap Growth Fund	Roxbury Large Cap Growth Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Fund has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares. If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

13

     Small Accounts: If the value of your Fund account falls below the investment minimum, the Fund may ask you to increase your balance. If the account value is still below the investment minimum after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below the investment minimum solely as a result of a reduction in your account’s market value.

     For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in the Fund for Investor Shares of the following funds (“Roxbury Funds”):

Roxbury Mid Cap Fund
Roxbury Small Cap Growth Fund

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $500.

     Fees on Exchanges: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “Redemption of Shares” for additional information regarding redemptions and this fee.

     To obtain prospectuses of the other Roxbury Funds, you may call (800) 497-2960. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Fund may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Fund’s shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

     Any distributions from the Fund’s net investment income are declared and paid annually to you. Any net capital gain realized by the Fund will be distributed annually.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

14

TAXES

     As long as the Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Fund may invest in securities that earn interest exempt from Federal income tax, the Fund invests primarily in taxable securities. The Fund’s distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. The Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

     The Fund’s distributions of a net capital gain, if any, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Fund anticipates the distribution of net capital gain.

     It is a taxable event for you if you sell or exchange shares of the Fund. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     State And Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS

     Professional Funds Distributor, LLC (“Distributor”) manages the Fund’s distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. Other than the Rule 12b-1 fees described below, the Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

RULE 12b-1 FEES

     The Investor Shares of the Fund has adopted a distribution plan under Rule 12b-1 that allows the Fund to pay a fee to the Distributor for the sale and distribution of Investor Shares, and for services provided to shareholders of Investor Shares. Because these fees are paid out of a Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee that a Fund can charge is 0.25% of the Fund’s Investor Shares average daily net assets.

15

MASTER/FEEDER STRUCTURE

     Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Funds, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. The Series holds the investment securities and bears the advisory costs. The Fund provides and bears the costs of distribution and shareholder services. Each shareholder of the Series, including the Fund, will pay its proportionate share of the Series’ expenses. For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another master fund or decide to manage its assets itself. The Fund is not currently contemplating such a move.

SHARE CLASSES

     The Fund issues Investor and Institutional Shares. Each class of shares bears a pro rata portion of the Fund’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

16

GLOSSARY

“CAP” or MARKET CAPITALIZATION:

Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company’s common stock.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

GROWTH FUNDS:

Growth funds invest in the common stock of growth-oriented companies seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

MUTUAL FUND:

A mutual fund pools shareholders’ money and, using a professional investment manager, invests it in securities like stocks and bonds.

NET ASSET VALUE or “NAV”:

NAV = Assets – Liabilities

Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

RULE 12b-1 FEES:

Rule 12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.

TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund’s portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

17

FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     Annual/Semi-Annual Reports: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Fund’s performance for the most recently completed fiscal year or half-year.

     Statement of Additional Information (SAI): The SAI provides a complete technical and legal description of the Fund’s policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Fund may be obtained free of charge by contacting:

WT Mutual Fund
c/o PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406
(800) 497-2960
9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-497-2960.

The investment company registration number is 811-08648.

18

ROXBURY
CAPITAL MANAGEMENT,
LLC

◆  ◆  ◆  ◆

The Roxbury Mid Cap Fund

of WT Mutual Fund

PROSPECTUS DATED NOVEMBER 1, 2004

This prospectus contains important information about the Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.

PRESENTLY CLASS A SHARES OF THE FUND ARE BEING OFFERED ONLY TO CERTAIN
PERSONS ELIGIBLE TO PURCHASE CLASS A SHARES AT NET ASSET VALUE. SEE
“SALES CHARGE REDUCTIONS AND WAIVERS.”
CLASS B AND CLASS C SHARES ARE NOT CURRENTLY BEING OFFERED.

A look at the goals, strategies, risk, expenses and financial history of the Fund.
FUND DESCRIPTION
Summary
Performance Information
Fees and Expenses
Example
Investment Objective
Primary Investment Strategies
Additional Risk Information
Financial Highlights
Details about the service providers.
MANAGEMENT OF THE FUND
Investment Adviser
Fund Manager
Service Providers
Policies and instructions for opening, maintaining and closing an account in the Fund.
SHAREHOLDER INFORMATION
How Share Price is Calculated
Sales Charge Reductions and Waivers
Selecting the Correct Class of Shares
Purchase of Shares
Redemption of Shares
Distributions
Taxes
Details on the Fund’s distribution plans, service fees and master/feeder arrangement.
DISTRIBUTION AND SERVICE ARRANGEMENTS
Rule 12b-1 Fees
Shareholder Service Fees
Master/Feeder Structure
Share Classes
GLOSSARY
FOR MORE INFORMATION BACK COVER

For information about key terms and concepts, please refer to the “Glossary.”

2

Roxbury Mid Cap Fund

FUND DESCRIPTION

SUMMARY

Investment Objective	•	The Roxbury Mid Cap Fund (the “Fund”) seeks superior long-term growth of capital.

Investment Focus	•	Equity securities (generally common stocks)

Share Price Volatility	•	High

Principal Investment Strategies	•	The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, it invests in a corresponding mutual fund or “master fund,” which in turn purchases the actual stock holdings. The Fund’s master fund is the Mid Cap Series (the “Series”) of WT Investment Trust I.

	•	The Fund and the Series have the same investment objective, policies and limitations. When this prospectus refers to investments of the Fund it is actually referring to the investments of the Series.

	•	The Fund invests in the Series, which under normal market conditions, invests at least 80% of its assets in securities of companies with market capitalizations, at the time of purchase, consistent with the capitalization ranges of the Russell Mid Cap and S&P MidCap 400 Indices.

	•	Roxbury Capital Management, LLC (the “Adviser”) purchases stocks, and in the case of foreign companies, American Depositary Receipts (“ADRs”), it believes exhibit consistent, above-average earnings growth, superior quality and attractive risk/reward characteristics. The Adviser analyzes the stocks of a broad universe of companies to search for high quality companies that are growing at substantially greater rates than the market’s average rate.

Principal Risks	The Fund is subject to the risks summarized below, which are further described under “Additional Risk Information.”

	•	The prices of securities in which the Fund invests may fluctuate due to these securities being traded infrequently and in limited volumes. There may also be less publicly available information about mid cap companies as compared to larger companies.

	•	There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. Therefore, it is possible to lose money by investing in the Fund.

	•	The Fund’s share price will fluctuate in response to changes in the market value of the Fund’s investments. Market value changes will result from business developments affecting an issuer as well as general market and economic conditions.

	•	Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.

	•	Investments in a foreign market are subject to foreign security risk and the risk of losses caused by changes in foreign currency exchange rates.

	•	The performance of the Fund will depend on how successfully the Adviser pursues its investment strategy.

Investor Profile	•	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

1

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in Class A Shares of the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual returns for one year and since inception, both before and after taxes, compared to those of the S&P MidCap 400 Index and the Russell Mid Cap Growth Index, which are broad measures of market performance. Returns of Class B and Class C Shares will differ to the extent that they have different expenses. As of the date of this prospectus Class B and Class C Shares have not commenced operations. Total returns for Class A shares would have been lower than shown below had certain fees and expenses not been waived and/or reimbursed. The bar chart does not reflect sales charges. If it did, returns would be less than those shown. The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Annual Total Returns For The Calendar Years Since Inception

Calendar Year-to-Date Total Return as of September 30, 2004: (0.60)%

Best Quarter 21.14% (June 30, 2003)	Worst Quarter (21.76)% (September 30, 2002)

2

Class A Shares
Average Annual Total Returns as of December 31, 2003

		Since Inception
	1 Year	(December 14, 2000)
Before Taxes	37.33%	(1.02)%
After Taxes on Distributions[1,2]	37.33%	(3.72)%
After Taxes on Distributions and Sales of Fund Shares[1,2]	24.27%	(3.02)%
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes)[3]	35.62%	4.84%
Russell Mid Cap Growth Index (reflects no deduction for fees, expenses or taxes)[4]	42.71%	-6.13%

[1]	These figures assume the reinvestment of dividends and capital gain distributions and include the impact of the maximum sales charges.

[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares only; after-tax returns for Class B and Class C Shares will vary.

[3]	The S&P MidCap 400 Index consists of 400 domestic stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. It is a market-value weighted unmanaged index (stock price times number of shares outstanding), with each stock’s weight in the S&P MidCap 400 Index proportionate to its market value.

[4]	The Russell Mid Cap Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate mid-cap growth manager’s opportunity set.

3

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund offers different share classes to allow you to maximize your potential return depending on your and your financial consultant’s current expectations for your investment in the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Class A		Class B(1)		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50	%(2)	None		None
Maximum deferred sales charge	None(3)		5.00	%(4)	1.00	%(5)
Maximum sales charge imposed on Reinvested dividends (and other distributions)	None		None		None
Redemption fee(6)	None		None		None

ANNUAL FUND OPERATING EXPENSES (7) (expenses that are deducted from Fund assets)	Class A	Class B	Class C
Management fees(8)	0.75%	0.75%	0.75%
Distribution (12b-1) fee	None	0.75%	0.75%
Shareholder Service fee	0.25%	0.25%	0.25%
Other Expenses(9)	4.18%	4.18%	4.18%

Total Annual Operating Expenses	5.18%	5.93%	5.93%
Waivers/Reimbursements(10)(11)	(3.63)%	(3.63)%	(3.63)%
Total Net Expenses(10)(11)	1.55%	2.30%	2.30%

(1)	Class B Shares convert to Class A Shares automatically at the end of the eighth year (96th month) after purchase. Investors seeking to purchase Class B Shares in amounts that exceed $250,000 should discuss with their financial consultant whether the purchase of another class would be more appropriate; such orders may be rejected by the Fund.

(2)	This sales charge is reduced for purchases of $50,000 and more. See “Selecting the Correct Class of Shares.”

(3)	Class A Shares are not subject to a contingent deferred sales charge (a “CDSC”); except certain purchases that are not subject to an initial sales charge may instead be subject to a CDSC of 1.00% of amounts redeemed within the first year of purchase. Such a CDSC may be waived in connection with redemptions to participants in certain fee-based programs.

(4)	5.00% during the first year; 4.00% during the second year; 3.00% during the third and fourth years; 2.00% during the fifth year; and no deferred sales charge after the sixth year. Class B Shares automatically convert into Class A Shares at the end of the eighth year after purchase and thereafter will not be subject to a CDSC.

(5)	Class C Shares are subject to a 1.00% CDSC only if redeemed within the first 18 months after purchase.

(6)	If you redeem shares via wire transfer, you may be required to pay fees, including a $10 wire fee and other fees, that will be directly deducted from your redemption proceeds. If you request redemption checks to be sent by overnight mail, you may be required to pay a $10 fee that will be directly deducted from your redemption proceeds.

(7)	Reflects the aggregate annual operating expenses of the Fund and the Series.

(8)	The Series pays Roxbury a monthly advisory fee at the annual rate of 0.75% of the Series’ first $1 billion of average daily net assets; 0.70% of the Series’ next billion of average daily net assets; and 0.65% of the Series’ average daily net assets over $2 billion.

(9)	Since certain operating expenses of the Fund are based on its asset size and number of shareholders the Fund has, the relatively small asset size of the Fund impacts the ratio of “Other Expenses” and has the effect of shareholders bearing a larger percentage of operating expenses.

(10)	The Adviser has a contractual obligation through November 2015 to waive a portion of its fees and assume certain expenses of the Fund to limit the total annual operating expenses to 1.55% for Class A Shares and 2.30% for each of the Class B and Class C Shares.

4

(11)	The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the Fund where a Class’ average daily net assets is below $25 million through September 2007. As a percentage of average net assets these fees equaled 1.19% for the fiscal year ended June 30, 2004.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses (reflecting contractual waivers and reimbursements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of the time period.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A1	$699	$1,013	$1,348	$2,294
Class B (assuming no redemption)	$233	$718	$1,230	$2,448
Class B (assuming complete redemption at the end of the period)2	$733	$1,018	$1,430	$2,448
Class C (assuming no redemption)	$233	$718	$1,230	$2,636
Class C (assuming complete redemption at the end of the period)[2]	$333	$718	$1,230	$2,636

1 Assumes deduction at the time of purchase of maximum sales charge.

2 Assumes deduction at redemption of maximum deferred sales charge.

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

5

INVESTMENT OBJECTIVE

The Fund and the Series seek superior long-term growth of capital. This investment objective may not be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing its assets in the Series, which under normal market conditions, invests at least 80% of its net assets in the following equity (or equity-related securities):

•	common stocks of corporations that are judged by the Adviser to have strong growth characteristics and, with respect to at least 80% of the Series’ net assets, at the time of purchase, have a market capitalization consistent with the capitalization ranges of the Russell Mid Cap and S&P MidCap 400 Indices (“mid cap company”)

•	American Depositary Receipts (“ADRs”), which are negotiable certificates held in a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. stock exchange. ADRs make it easier for U.S. citizens to invest in foreign companies, due to the widespread availability of dollar-denominated price information, lower transaction costs, and timely dividend distributions. An American Depositary Share or ADS is the share issued under an American Depositary Receipt agreement which is actually traded

•	securities convertible into mid cap companies

•	options on common stock or options on stock indices

Mid-cap companies are those whose capitalization is consistent with the capitalization ranges of the Russell Mid Cap and S&P MidCap 400 Indices at the time of the Fund’s investment. As of September 30, 2004, the range of market capitalization of companies that are in the Russell Mid Cap and S&P MidCap 400 Indices (“Indices”) was between $525 million and $15.2 billion and $260 million and $8.8 billion, respectively. As market conditions change, so will the capitalizations of the companies that make up the Indices. The Adviser looks for quality, sustainable-growth stocks within the mid-cap portion of the market. At the time of initial purchase, an investment’s market capitalization will fall within the capitalization range of the Indices. Due to market price adjustments or other events after the time of purchase, it is possible that an investment’s market capitalization may drift above or below this range. Nevertheless, companies whose capitalization no longer meets this definition after purchase continue to be considered to have a mid cap market capitalization for purposes of the 80% policy. The Series is not limited to only mid-cap companies, and under normal market conditions, may invest up to 20% of its assets in stocks of companies within larger or smaller capitalizations.

The Adviser uses a bottom-up approach to identify new investment opportunities and to evaluate existing investments on an ongoing basis to determine continued suitability. The Adviser selects stocks it believes exhibit consistent, above average growth prospects. Through research and its understanding of business fundamentals, the Adviser seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their risk/reward characteristics.

6

At the time of purchase individual stock holdings may represent up to 5% of the Series’ value. Due to market price fluctuations individual stock holdings may exceed 5% of the value of the total portfolio. The Series may over or underweight certain industries and sectors based on the Adviser’s opinion of the relative attractiveness of companies within those industries and sectors. The Series may not invest in more than 10% of the outstanding shares of any company.

In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by the Adviser to be of comparable quality. The result of this action may be that the Series will be unable to achieve its investment objective. The Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information (“SAI”).

ADDITIONAL RISK INFORMATION

The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risk is available in our SAI:

•	Mid Cap Risk: Mid cap companies may be more vulnerable than larger companies to adverse business or economic developments.

•	Market Risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Liquidity Risk: The risk that a security may lack sufficient liquidity in order to execute a buy or sell program without significantly affecting the security’s price. At times a security’s price may experience unusual price declines due to an imbalance between sellers and buyers of that security. Forced liquidations of the Series or other funds which hold similar securities could result in adverse price fluctuations in securities held and in the Fund’s overall value.

•	Growth Investing Risk: The risk that an investment in a growth-oriented portfolio may be more volatile than the rest of the U.S. market.

•	Derivatives Risk: Some of the Series’ investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging, risk management, or other portfolio management purposes consistent with the Series’ investment objective. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series’ total assets may be committed or exposed to derivative strategies.

•	Currency Risk: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency therefore changes in foreign currency exchange rates affect the net asset value of the Fund.

•	Foreign Security Risk: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in U.S. markets.

7

•	Master/Feeder Risk: The master/feeder structure is designed to reduce costs, it may not do so, and the Fund may encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of the master fund could have adverse effects on a fund such as requiring the liquidation of a substantial portion of the master fund’s holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund and, therefore, could have effective voting control over the operation of the master fund.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Valuation Risk: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

•	IPO Risk: The Fund may purchase securities of companies engaged in their initial public offerings (IPOs). The price of securities purchased in IPOs can be very volatile. The effect of IPO investments on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Fund’s asset base increases, IPOs often have a diminished effect on performance.

8

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance since its inception. Certain information reflects financial results for a single Class A Share of the Fund. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and other distributions. Financial highlights have been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Annual Report, which is available, without charge, upon request.

				For the
				Period
	For the Fiscal Years Ended June 30,			December 14, 2001[1] through
Mid Cap Fund – Class A Shares	2004	2003	2002	June 30, 2001
Net Asset Value – Beginning of Period	$4.24	$4.32	$5.55	$5.00

Investment Operations:
Net investment loss[2]	(0.05)	(0.05)	(0.06)	(0.04)
Net realized and unrealized gain (loss) on investments	1.19	(0.03)	(1.08)	0.59

Total from investment operations	1.14	(0.08)	(1.14)	0.55

Distributions:
From net realized gains	—	—	(0.09)	—

Net Asset Value – End of Period	$5.38	$4.24	$4.32	$5.55

Total Return[3]	26.89%	(1.85)%	(20.82)%	11.00	%**
Ratios (to average net assets)/Supplemental Data: [4]
Expenses:
Including expense limitations	1.55%	1.55%	1.55%	1.55	%*
Excluding expense limitations	5.18%	38.22%	63.66%	228.87	%*
Net investment loss	(1.05)%	(1.07)%	(1.30)%	(1.22)	%*
Portfolio Turnover	79%	119%	116%	47	%**
Net assets at end of period (000 omitted)	$12,750	$1,037	$508	$81

*	Annualized

**	Not Annualized.

[1]	Commencement of operations.

[2]	The net investment loss per share was calculated using average shares outstanding method.

[3]	Excluding sales charge.

[4]	The expense and net investment income ratios include expenses allocated from WT Investment Trust I – Mid Cap Series (the “Series”) and the portfolio turnover reflects investment activity of the Series.

9

MANAGEMENT OF THE FUND

The Board of Trustees has oversight responsibility of the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

Roxbury Capital Management, LLC (“Roxbury”), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the Mid Cap Series. As the Series’ investment adviser, Roxbury has overall responsibility for directing the Series’ investments. Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments, as well as to individuals. As of September 30, 2004, Roxbury had assets under management of approximately $2.9 billion.

For the fiscal year ended June 30, 2004, Roxbury waived its entire advisory fee. Had there been no waiver, Roxbury would have received a fee of 0.75% of the Series’ average daily net assets.

FUND MANAGER

Alfred J. Lockwood, CPA, CFA is the portfolio manager of the Mid Cap Series and is also responsible for general research on small to mid cap companies. Mr. Lockwood’s participation in Roxbury’s Investment Committee provides additional access to research and investment ideas.

Mr. Lockwood, CPA, CFA joined Roxbury in 1992 and is the manager of Roxbury’s small to mid cap portfolios. Al is co-Chief Investment Officer and a member of Roxbury’s Investment Committee. Al’s CPA background complements his securities analysis in researching mid size growth companies. His previous experience as an Audit Manager for Ernst & Young exposed him to many company managements, primarily in the small to mid cap areas and across a diverse range of industries, including distribution, healthcare, technology and others. Al has particular skill in assessing a company’s complete business context relative to its competitors and the marketplace. A skilled numbers man, he likes to look beyond the numbers for undervalued or misunderstood investment opportunities. Al received a B.S. from California State University, Northridge.

10

SERVICE PROVIDERS

The following chart provides information on the Fund’s service providers.

Asset		Shareholder
Management		Services

Adviser		Transfer Agent

Roxbury Capital Management, LLC		PFPC Inc.
100 Wilshire Boulevard, Suite 1000		760 Moore Road
Santa Monica, CA 90401		King of Prussia, PA 19406

Handles shareholder services,
including recordkeeping and
statements, payment of
Manages the Series’ business and		distributions and processing of
investment activities.		buy and sell requests.

Roxbury Mid Cap Fund

Fund		Asset
Operations		Safe Keeping

Administrator and		Custodian
Accounting Agent

PFPC Inc.		Wilmington Trust Company
301 Bellevue Parkway		1100 North Market Street
Wilmington, DE 19809		Wilmington, DE 19890

Sub-Custodian

PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

Provides facilities, equipment and
personnel to carry out administrative		Holds the Fund’s assets, settles all
services related to the Fund and calculates		portfolio trades and collects most
the Fund’s net asset value and distributions.		of the valuation data required for
calculating the Fund’s net asset
value per share
Distribution

Distributor

Professional Funds Distributor,
LLC
760 Moore Road
King of Prussia, PA 19406

Distributes the Fund’s shares.

11

SHAREHOLDER INFORMATION

HOW SHARE PRICE IS CALCULATED

The Fund values its assets based on current market values when such values are readily available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees.

PFPC Inc. determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time), on each day that the Exchange and the transfer agent are open for business (each, a “Business Day”). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. Shares will only be priced on business days.

SELECTING THE CORRECT CLASS OF SHARES

This prospectus offers Class A, Class B and Class C Shares of the Fund. Each class has its own cost structure, allowing you to choose the one that best meets your requirements and current expectations. Your financial consultant can help you decide which class is best for you. For estimated expenses of each class, see the table under “Fees and Expenses” earlier in this prospectus.

Class A Shares - Initial Sales Charge

If you purchase Class A Shares, you will incur a sales charge at the time of purchase based on the dollar amount of your purchase (a “front-end load”). The maximum initial sales charge is 5.50%, which is reduced for purchases of $50,000 and more. The amount of any front-end load included in your offering price varies, depending on the amount of your investment:

	SALES CHARGE AS
	A PERCENTAGE OF	AS A PERCENTAGE
	OFFERING PRICE	OF NET ASSET VALUE
YOUR INVESTMENT:	PER SHARE	PER SHARE
$50,000 and less	5.50%	5.82%
$50,000 up to $150,000	5.00%	5.26%
$150,000 up to $250,000	4.50%	4.71%
$250,000 up to $500,000	3.50%	3.63%
$500,000 up to $1,000,000	3.00%	3.09%
Over $1,000,000	0.00%	0.00%

Sales charges also may be reduced by using the Accumulation Privilege and through a Letter of Intent described under “Sales Charge Reductions and Waivers.” Class A Shares are subject to an ongoing shareholder service fee of 0.25% of the Fund’s average net assets attributable to Class A Shares. Class A Shares will not be subject to any contingent deferred sales charge (“CDSC” or “back-end load”) when they are redeemed. Although some purchases may not be subject to an initial sales charge, such purchases may be subject to a CDSC of 1.00% if the shares are redeemed within one year after purchase.

12

Class A Shares also will be issued upon conversion of Class B Shares, as described below under “Class B Shares.” The minimum initial investment in Class A Shares is $2,000.

Part of the front-end sales charge is paid directly to the selling broker-dealer (the “dealer reallowance”). The remainder is retained by the distributor and may be used either to promote the sale of the Fund’s shares or to compensate the distributor for its efforts to sell the shares of the Fund.

The Fund makes available free of charge, on the Fund’s website at www.roxcap.com, information regarding reduced sales charges for investors. This information is accessible on the Fund’s website by the use of hyperlinks in order to make this information easily accessible.

Class B Shares – Deferred Sales Charge

If you purchase Class B Shares, you will not incur a front-end sales charge at the time of purchase. However, Class B Shares are subject to an ongoing Rule 12b-1 distribution fee of 0.75% of average net assets and an ongoing shareholder service fee of 0.25% of average net assets. The Rule 12b-1 distribution fee and the shareholder service fee accrue daily and are paid monthly.

Class B Shares are subject to a CDSC if you redeem them prior to the seventh year after purchase.

Years After	CDSC on Shares Being
Purchase	Redeemed
1st year	5.00%
2nd year	4.00%
3rd year	3.00%
4th year	3.00%
5th year	2.00%
6th year	1.00%
7th year	None
After the 7th year	None

Class B Shares will be automatically converted to Class A Shares, which are subject to a shareholder service fee of 0.25%, at the end of the eighth year (96th month) after purchase. Automatic conversion of Class B Shares into Class A Shares will occur at least once a month on the basis of the relative net asset values of the shares of the two classes on the conversion date, without the imposition of any sales load, fee or other charge. Conversion of Class B Shares to Class A Shares will not be deemed a purchase or sale of the shares for federal income tax purposes. Shares purchased through reinvestment of dividends and other distributions on Class B Shares also will convert automatically to Class A Shares based on the portion of purchased shares that convert. The minimum initial investment in Class B Shares is $2,000.

Class C Shares – Pay As You Go

If you purchase Class C Shares, you do not incur a sales charge at the time of purchase. However, Class C Shares are subject to an ongoing Rule 12b-1 distribution fee of 0.75% of average net assets and an ongoing shareholder service fee of 0.25% of average net assets. Class C Shares also are subject to a 1.00% CDSC if you redeem them within 18 months of purchase. Although Class C Shares are subject to a CDSC for only 18 months (as compared to six years for Class B), Class C Shares have no conversion feature. Accordingly, if you purchase Class C Shares, those shares will be subject to the 0.75% distribution fee and the 0.25% shareholder service fee for as long as you own your Class C Shares. There is not a CDSC imposed on Class C Shares acquired through reinvestment of dividends or capital gains. The minimum initial investment in Class C Shares is $2,000.

The CDSC on redemptions of shares is computed based on the original purchase price of the shares being redeemed, net of reinvested dividends and capital gains distributions. CDSC calculations are based on the

13

specific shares involved, not the value of the account. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares to meet your request, we will sell your shares on a first-in, first-out basis. Your financial consultant or institution may elect to waive some or all of the payment, thereby reducing or eliminating the otherwise applicable CDSC.

Other Classes of Shares

The Fund may offer other classes of shares, from time to time. These other classes, if offered, will not be available to the general public, although they may appear in newspaper listings. When reviewing newspaper listings, please remember that the class or classes listed may not be the class you own and therefore the net asset value(s) listed may be different from the net asset value of your shares.

SALES CHARGE REDUCTIONS AND WAIVERS

Reducing Sales Charges on Your Class A Shares. There are several ways you can combine multiple purchases of Class A Shares to take advantage of the breakpoints in the sales charge schedule. These can be combined in any manner:

•	Accumulation Privilege. When calculating the appropriate sales charge rate, the Fund will add the value of any Class A shares owned by you and your immediate family to the amount of your next investment. To be entitled to a reduced sales charge based on shares already owned, you must ask for the reduction at the time of purchase. You must provide the Fund with your account number(s), and if applicable, the account numbers of your immediate family member(s).

•	Letter of Intent. A Letter of Intent allows you to purchase Class A shares of the Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. See the SAI for additional terms and conditions.

Class A Shares Net Asset Value Purchases. Class A Shares may be sold at net asset value without incurring the front-end load to:

•	Clients of financial consultants who exchange their shares from an unaffiliated investment company that has a comparable sales charge, provided that such shares are purchased within 60 days of the redemption and the exchange is effected through the same financial consultant;

•	Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with 50 or more eligible employees and employer-sponsored benefit plans in connection with purchases of Fund shares made as a result of participant-directed exchanges between options in such a plan;

•	Investment advisers, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;

•	“Wrap accounts” for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the distributor or another broker-dealer or financial institution with respect to sales of Fund shares;

14

•	Current or retired trustees, officers and employees of the Fund, the distributor, the transfer agent, the Adviser and its members, certain family members of the above persons, and trusts or plans primarily for such persons or their family members;

•	Current or retired registered representatives or full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the distributor; and

•	Such other persons as are determined by the Adviser or distributor to have acquired shares under circumstances where the Fund has not incurred any sales expense.

CDSC Waivers. In general, the CDSC may be waived on shares you sell for the following reasons:

•	Payments through certain systematic retirement plans and other employee benefit plans;

•	Qualifying distributions from qualified retirement plans and other employee benefit plans;

•	Distributions from custodial accounts under section 403(b)(7) of the Internal Revenue Code as well as from Individual Retirement Accounts (IRAs) due to death, disability or attainment of age 701/2 ;

•	Participation in certain fee-based programs.

Reinstatement Privilege. If you sell shares of the Fund, you may invest some or all of the proceeds in the Fund within 90 days without a sales charge. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares and would like to exercise this option.

To use any of above listed waivers or privileges, please contact your financial consultant.

PURCHASE OF SHARES

Investors may purchase shares of the Fund through financial intermediaries such as financial consultants, securities brokers, dealers or benefit plan administrators. Investors should contact their financial intermediary directly for appropriate purchase instructions, as well as for information pertaining to accounts and any servicing or transaction fees that may be charged. Some financial intermediaries may appoint subagents.

The minimum initial investment in Class A, Class B or Class C Shares is $2,000. Additional investments in the Fund may be made in any amount.

The Fund reserves the right to change the criteria for eligible investors and the investment minimums.

See “Sales Charge Reductions and Waivers” for ways to make your initial investment go farther.

Shares are sold at a public offering price based on the NAV for the class of shares selected, less any applicable front-end sales loads. If your purchase order is received by the transfer agent before the close of regular trading on the Exchange on any Business Day, you will pay the next public offering price that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.

15

It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an individual retirement account (IRA), call the transfer agent at (800) 497-2960, or see our SAI.

For information on an automatic investment plan or a payroll investment plan, see our SAI.

REDEMPTION OF SHARES

You may redeem your shares by calling (800) 497-2960 and provide your account name, number and amount of redemption. Redemptions will be sent to the shareholder’s address or bank account on record.

If you purchased your shares through a financial intermediary, you should contact the intermediary for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.

If you redeem shares via wire transfer, you may be required to pay fees, including a $10 wire fee and other fees that will be directly deducted from your redemption proceeds. If you request redemption checks to be sent by overnight mail, you may be required to pay a $10 fee that will be directly deducted from your redemption proceeds.

Market Timing: The Fund is not designed to accommodate market timing or repetitive trading. “Market timing” as defined as effecting frequent trades into or out of the Fund in an effort to anticipate or time price movements. The Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of the investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. There is no guaranty that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

Small Accounts: If the value of your Fund accounts falls below the investment minimum, the Fund may ask you to increase your balance. If the account balance is still below the investment minimum after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below the investment minimum solely as a result of a reduction in your account’s market value.

For information on other ways to redeem shares, please refer to our SAI.

DISTRIBUTIONS

Distributions from the net investment income of the Fund, if any, are declared and paid annually to you. Any net capital gain realized by the Fund will be distributed annually.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares, unless you have elected to receive distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

16

TAXES

Federal Income Taxes: As long as the Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. Under normal conditions, the Fund invests primarily in taxable securities. The Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

Dividends you receive from the Fund, whether reinvested in Fund shares or received in cash, are generally taxable to you as ordinary income. The Fund’s distributions of net capital gain, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain, regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Fund anticipates the distribution of net capital gain.

It is a taxable event for you if you sell shares of the Fund. Depending on the purchase price and the sale price of the shares, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

State and Local Income Taxes: You should consult your tax advisors concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation.

DISTRIBUTION AND SERVICE ARRANGEMENTS

Professional Funds Distributor, LLC (“Distributor”) manages the Fund’s distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. Other than the Rule 12b-1 fees described below, the Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

RULE 12b-1 FEES

The Fund has adopted a distribution plan pursuant to Rule 12b-1 that allows the Fund to pay a fee to the Distributor for facilitating the sale and distribution of its shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees indirectly will increase the cost of your investment and may cost you more than paying other types of sales charges.

Rule 12b-1 permits a fund directly or indirectly to pay expenses associated with the distribution of its shares and the servicing of its shareholders in accordance with a plan adopted by the Board of Trustees and approved by its shareholders. Pursuant to the Rule, the Board has approved, and the Fund has entered into, separate distribution plans with the Distributor, for the Class B and Class C Shares. Under the distribution plans, the Fund will pay distribution fees to the Distributor at a maximum annual rate of 0.75% of its aggregate average daily net assets attributable to its Class B and Class C Shares.

The distribution plans provide that the Distributor may use the distribution fees received from a class of shares to pay for the distribution and shareholder servicing expenses of that class, including, but not limited to (i) incentive compensation paid to the directors, officers and employees of, agents for and consultants to, the Distributor or any other broker-dealer or financial institution that engages in the

17

distribution of that class; and (ii) compensation to broker-dealers, financial institutions or other persons for providing distribution assistance with respect to that class. Distribution fees may also be used for (i) marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising for that class; (ii) costs of printing and distributing prospectuses, Statements of Additional Information and reports of the Fund to prospective investors in that class; (iii) costs involved in preparing, printing and distributing sales literature pertaining to the Fund and that class; and (iv) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable with respect to the distribution of that class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of, respectively, Class B and Class C Shares as accrued.

The distribution fees applicable to the Class B and Class C Shares are designed to permit you to purchase Class B and Class C Shares through broker-dealers without the assessment of a front-end sales charge and at the same time to permit the Distributor to compensate broker-dealers on an ongoing basis to provide services to shareholders of the Class B and Class C Shares attributable to those broker-dealers.

SHAREHOLDER SERVICE FEES

The Board of Trustees has adopted a shareholder service plan authorizing the Fund to pay service providers an annual fee not exceeding 0.25% of the Fund’s average daily net assets of the Class A, Class B and Class C Shares, to compensate service providers who maintain a service relationship. Service activities provided under this plan include (a) establishing and maintaining shareholder accounts and records, (b) answering shareholder inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other related services requested by shareholders.

MASTER/FEEDER STRUCTURE

Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Funds, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. The Series holds the investment securities and bears the advisory costs. The Fund provides and bears the costs of distribution and shareholder services. Each shareholder of the Series, including the Fund, will pay its proportionate share of the Series’ expenses. For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another master fund or decide to manage its assets itself. The Fund is not currently contemplating such a move.

SHARE CLASSES

The Fund issues Investor, Class A, Class B, Class C, and Institutional Shares. Each class of shares bears a pro rata portion of the Fund’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Any investor may purchase Investor, Class A, Class B or Class C Shares.

18

GLOSSARY

“CAP”:

Cap or the market capitalization of a company means the value of all of the outstanding shares of the company’s common stock in the stock market

FUND EXPENSES:

Every mutual fund has operating expenses to pay for professional advisory, distribution, administration, custody and other services.

GROWTH FUNDS:

Growth funds invest in the common stock of growth-oriented companies seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

MUTUAL FUND:

A mutual fund pools shareholders’ money and, using a professional investment manager, invests in securities like stocks and bonds.

NET ASSET VALUE or “NAV”?

NAV = Assets – Liabilities/Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

RULE 12b-1 FEES:

Rule 12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.

SALES CHARGES:

The sales charge or load that you pay is a separate fee based on how much you invest. This fee compensates your financial consultant for providing you with investment assistance and on-going service as well as handling all the paperwork associated with your investment and any subsequent adjustments you make.

19

FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

Annual/Semi-Annual Reports: These reports contain performance data and information on holdings and operating results for the Fund’s most recently completed fiscal year or half-year. The annual report also includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides a complete technical and legal description of the Fund’s policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Fund may be obtained without charge by contacting:

The Roxbury Mid Cap Fund
c/o PFPC Inc.
760 Moore Road
King of Prussia, PA 19406
(800) 497-2960
8:30 a.m. to 5:00 p.m. Eastern time

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, DC. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund may be viewed or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING
CHANGES TO EXISTING ACCOUNTS, PURCHASING
OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES,
PLEASE CALL (800) 497-2960.

The investment company registration number is 811-08648.

WT MUTUAL FUND

Wilmington Premier Money Market Portfolio
Wilmington Prime Money Market Portfolio
Wilmington U.S. Government Portfolio
Wilmington Tax-Exempt Portfolio
Wilmington Short/Intermediate Bond Portfolio
Wilmington Broad Market Bond Portfolio
Wilmington Municipal Bond Portfolio
Wilmington Short-Term Income Portfolio
Wilmington Small Cap Core Portfolio
Wilmington Large Cap Core Portfolio
Wilmington Large Cap Value Portfolio

1100 North Market Street
Wilmington, Delaware 19890

STATEMENT OF ADDITIONAL INFORMATION

NOVEMBER 1, 2004

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with each Portfolio’s current prospectus dated November 1, 2004, as amended from time to time. A copy of each current prospectus and annual report may be obtained without charge, by writing to Professional Funds Distributor, LLC (the “Distributor”), 760 Moore Road, King of Prussia, PA 19406. A copy may also be obtained from certain institutions such as banks or broker-dealers that have entered into servicing agreements with the Distributor or by calling (800) 336-9970.

Each Portfolio and its corresponding master, or other, Series’ audited financial statements for the fiscal year ended June 30, 2004, included in the Annual Reports to shareholders, are each incorporated into this SAI by reference. Each Portfolio’s annual and semi-annual reports to shareholders are available without charge by calling (800) 336-9970.

i

GENERAL INFORMATION

WT Mutual Fund (the “Fund”) was organized as a Delaware business trust on June 1, 1994.

The Fund has established the following Portfolios described in this SAI: Wilmington Premier Money Market, Wilmington Prime Money Market, Wilmington U.S. Government, Wilmington Tax-Exempt, Wilmington Short/Intermediate Bond, Wilmington Broad Market Bond, Wilmington Municipal Bond, Wilmington Short-Term Income, Wilmington Small Cap Core, Wilmington Large Cap Core and Wilmington Large Cap Value Portfolios (collectively, the “Portfolios”). Each of these Portfolios issues Institutional and Investor Shares, except for (i) Wilmington Premier Money Market Portfolio, which issues Institutional and Service Shares and (ii) Wilmington Prime Money Market, Wilmington U.S. Government and Wilmington Tax-Exempt Portfolios which issue Investor and Service Shares. Each Portfolio is a diversified open-end management investment company.

INVESTMENT POLICIES

The following information supplements the information concerning each Portfolio’s investment objective, policies and limitations found in its prospectus. Unless otherwise indicated, it applies to the Portfolios through their investment in corresponding master funds (the “Series”), which are series of WT Investment Trust I (the “Trust”).

MONEY MARKET PORTFOLIOS

The “Money Market Portfolios” are the Premier Money Market, the Prime Money Market, the U.S. Government and the Tax-Exempt Portfolios. Each has adopted a fundamental policy requiring it to maintain a constant net asset value of $1.00 per share, although this may not be possible under all circumstances. Each Portfolio values its portfolio securities on the basis of amortized cost (see “Purchase, Redemption and Pricing of Shares”) pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”). As conditions of that Rule, the Board of Trustees has established procedures reasonably designed to stabilize each Portfolio’s price per share at $1.00 per share. Each Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less; purchases only instruments with effective maturities of 397 days or less; and invests only in securities which are of high quality as determined by major rating services or, in the case of instruments which are not rated, of comparable quality as determined by the investment adviser, Rodney Square Management Corporation (“RSMC”), under the direction of and subject to the review of the Board of Trustees.

The Prime Money Market, Premier Money Market and U.S. Government Portfolios seek high current income, while preserving capital and liquidity. The Tax-Exempt Portfolio seeks high current interest income exempt from Federal income taxes while preserving capital. Each Portfolio’s investment objective may not be changed without shareholder approval.

The Prime and Premier Money Market Portfolios invest in money market instruments, including bank obligations, high quality commercial paper and U.S. government obligations. The U.S. Government Portfolio invests in U.S. government obligations and repurchase agreements collateralized by such obligations. Each Money Market Portfolio, except for the U.S. Government Portfolio, may invest more than 25% of its total assets in the obligations of banks, finance companies and utilities; the U.S. Government may invest up to 20% of its total assets in such obligations.

BANK OBLIGATIONS. The Prime Money Market and the Premier Money Market Portfolios may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers’ acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly owned banking subsidiaries of such foreign banks located in the United States.

1

Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, of the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:

•	BANKERS’ ACCEPTANCES. The Prime Money Market, the Premier Money Market and the Tax-Exempt Portfolios may invest in bankers’ acceptances, which are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

•	CERTIFICATES OF DEPOSIT. The Prime Money Market, the Premier Money Market and the Tax-Exempt Portfolios may invest in certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

•	TIME DEPOSITS. The Prime Money Market and the Premier Money Market Portfolios may invest in time deposits, which are bank deposits for fixed periods of time.

CERTIFICATES OF PARTICIPATION. The Tax-Exempt Portfolio may invest in certificates of participation, which give the investor an undivided interest in the municipal obligation in the proportion that the investor’s interest bears to the total principal amount of the municipal obligation.

CORPORATE BONDS, NOTES AND COMMERCIAL PAPER. The Prime Money Market and the Premier Money Market Portfolios may invest in corporate bonds, notes and commercial paper. These obligations generally represent indebtedness of the issuer and may be subordinated to other outstanding indebtedness of the issuer. Commercial paper consists of short-term unsecured promissory notes issued by corporations in order to finance their current operations. The Portfolios will only invest in commercial paper rated, at the time of purchase, in the highest category by a nationally recognized statistical rating organization (“NRSRO”), such as Moody’s or S&P or, if not rated, determined by the investment adviser to be of comparable quality. See “Appendix B — Description of Ratings.” The Portfolios may invest in asset-backed commercial paper subject to Rule 2a-7 restrictions on investments in asset-backed securities, which include a requirement that the security must have received a rating from an NRSRO.

FOREIGN SECURITIES. At the present time, portfolio securities of the Prime Money Market and the Premier Money Market Portfolios that are purchased outside the United States are maintained in the custody of foreign branches of U.S. banks. To the extent that the Portfolios may maintain portfolio securities in the custody of foreign subsidiaries of U.S. banks, and foreign banks or clearing agencies in the future, those sub-custodian arrangements are subject to regulations under the 1940 Act that govern custodial arrangements with entities incorporated or organized in countries outside of the United States. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the counter markets. Investing in foreign securities involves certain special risks and considerations that are not typically associated with investing in U.S. companies, including, but not limited to, (i) generally less liquid and less efficient securities markets, (ii) generally greater price volatility, (iii) exchange rate fluctuations and exchange controls, (iv) the imposition of restrictions on the expatriation of funds or other assets, (v) less publicly available information about issuers, (vi) the imposition of taxes (vii) higher transaction and custody costs, (viii) settlement delays and risk of loss, (ix) difficulties in enforcing contracts, (x) less liquidity and smaller market capitalizations, (xi) lesser regulation of securities markets, (xii) different accounting and disclosure standards, (xiii) governmental interference, (xiv) higher inflation, (xv) social, economic and political uncertainties, (xvi) the risk of expropriation of assets, (xvii) and the risk of war.

2

ILLIQUID SECURITIES. No Money Market Portfolio may invest more than 10% of the value of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on a Portfolio’s books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to the investment adviser, pursuant to guidelines approved by the Board. The investment adviser will monitor the liquidity of securities held by a Portfolio and report periodically on such decisions to the Board.

INVESTMENT COMPANY SECURITIES. The Money Market Portfolios may invest in the securities of other money market mutual funds, within the limits prescribed by the 1940 Act. These limitations currently provide, in part, that a Portfolio may not purchase shares of an investment company if (a) such a purchase would cause the Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Portfolio to have more than 5% of its total assets invested in the investment company or (c) more than 10% of the Portfolio’s total assets were to be invested in the aggregate in all investment companies. As a shareholder in an investment company, the Portfolio would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. The Portfolios’ investments of their assets in the corresponding Series pursuant to the master/feeder structure are excepted from these limitations.

MUNICIPAL SECURITIES. The Prime Money Market, the Premier Money Market and the Tax-Exempt Portfolios each may invest in debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their sub-divisions, agencies and instrumentalities (collectively, “municipal securities”) to obtain funds for various public purposes such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. Yields on municipal securities are the product of a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Although the interest on municipal securities may be exempt from Federal income tax, dividends paid by a Portfolio to its shareholders may not be tax-exempt. A brief description of some typical types of municipal securities follows:

•	GENERAL OBLIGATION SECURITIES are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. The proceeds from general obligation securities are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, and water and sewer systems.

•	REVENUE OR SPECIAL OBLIGATION SECURITIES are backed by the revenues of a specific project or facility — tolls from a toll bridge, for example. The proceeds from revenue or special obligation securities are used to fund a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Many municipal issuers also establish a debt service reserve fund from which principal and interest payments are made. Further security may be available in the form of the state’s ability, without obligation, to make up deficits in the reserve fund.

•	MUNICIPAL LEASE OBLIGATIONS may take the form of a lease, an installment purchase or a conditional sale contract issued by state and local governments and authorities to acquire land, equipment and facilities. Usually, the Portfolios will purchase a participation interest in a municipal lease obligation from a bank or other financial intermediary. The participation interest gives the holder a pro rata, undivided interest in the total amount of the obligation.

Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. The interest income from the lease obligation may become taxable if the lease is assigned. Also, to free the municipal issuer from constitutional or statutory debt issuance limitations, many leases and contracts include non-appropriation clauses providing that the municipality has no obligation to make future payments under the lease or contract unless money is

3

appropriated for that purpose by the municipality on a yearly or other periodic basis. Finally, the lease may be illiquid.

•	BOND ANTICIPATION NOTES are normally issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide money for the repayment of the notes.

•	TAX ANTICIPATION NOTES finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable for these specific future taxes.

•	REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

•	INDUSTRIAL DEVELOPMENT BONDS (“IDBs”) AND PRIVATE ACTIVITY BONDS (“PABs”) are specific types of revenue bonds issued on or behalf of public authorities to finance various privately operated facilities such educational, hospital or housing facilities, local facilities for water supply, gas, electricity, sewage or solid waste disposal, and industrial or commercial facilities. PABs generally are such bonds issued after April 15, 1986. These obligations are included within the term “municipal bonds” if the interest paid on them is exempt from Federal income tax in the opinion of the bond issuer’s counsel. IDBs and PABs are in most case revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of the IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed, or some form of credit enhancement such as a letter of credit.

•	RESOURCE RECOVERY BONDS are affected by a number of factors, which may affect the value and credit quality of these revenue or special obligations. These factors include the viability of the project being financed, environmental protection regulations and project operator tax incentives.

•	TAX-EXEMPT COMMERCIAL PAPER AND SHORT-TERM MUNICIPAL NOTES provide for short-term capital needs and usually have maturities of one year or less. They include tax anticipation notes, revenue anticipation notes and construction loan notes.

•	CONSTRUCTION LOAN NOTES are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration by way of Fannie Mae or the Government National Mortgage Association (“Ginnie Mae.”)

•	PUT BONDS are municipal bonds which give the holder the right to sell the bond back to the issuer or a third party at a specified price and exercise date, which is typically well in advance of the bond’s maturity date.

REPURCHASE AGREEMENTS. Each Money Market Portfolio may invest in repurchase agreements. A repurchase agreement is a transaction in which a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Portfolio if the other party to the repurchase agreement defaults), it is the policy of a Portfolio to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the investment adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of a Portfolio’s investment limitations.

SECURITIES LENDING. Each Money Market Portfolio may from time to time lend their portfolio securities pursuant to agreements which require that the loans be continuously secured by collateral equal

4

to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Portfolio exceed one-third of the value of the Portfolio’s total assets taken at fair market value. A Portfolio will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Portfolio will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the investment adviser to be of good standing and when, in the judgment of the investment adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.

STANDBY COMMITMENTS. Each Money Market Portfolio may invest in standby commitments. It is expected that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary and advisable, the Portfolios may pay for standby commitments either separately in cash or by paying a higher price for the obligations acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). Standby commitments purchased by the Portfolios will be valued at zero in determining net asset value and will not affect the valuation of the obligations subject to the commitments. Any consideration paid for a standby commitment will be accounted for as unrealized depreciation and will be amortized over the period the commitment is held by a Portfolio.

U.S. GOVERNMENT OBLIGATIONS. Each Money Market Portfolio may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from securities supported by the full faith and credit of the United States (for example, Ginnie Mae securities), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac, the Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, a Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

VARIABLE AND FLOATING RATE SECURITIES. Each Money Market Portfolio may invest in variable and floating rate securities. The terms of variable and floating rate instruments provide for the interest rate to be adjusted according to a formula on certain pre-determined dates. Certain of these obligations also may carry a demand feature that gives the holder the right to demand prepayment of the principal amount of the security prior to maturity. An irrevocable letter of credit or guarantee by a bank usually backs the demand feature. Portfolio investments in these securities must comply with conditions established by the Securities and Exchange Commission (“SEC”) under which they may be considered to have remaining maturities of 397 days or less.

WHEN-ISSUED SECURITIES. Each Money Market Portfolio may buy when-issued securities or sell securities on a delayed-delivery basis. This means that delivery and payment for the securities normally will take place approximately 15 to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received are each fixed at the time the buyer enters into the commitment. During the period between purchase and settlement, the purchaser makes no payment and no interest accrues to the purchaser. However, when a security is sold on a delayed-delivery basis, the seller does not participate in further gains or losses with respect to the security. If the other party to a when-issued or delayed-delivery transaction fails to transfer or pay for the securities, the Portfolio could miss a favorable price or yield opportunity or could suffer a loss.

While a Portfolio initially commits to purchase such securities with the purpose of actually acquiring them, the Portfolio may subsequently (i) dispose of the commitment before the settlement date if it is deemed

5

advisable as a matter of investment strategy or (ii) sell the underlying securities before they are delivered, which may result in gains or losses. The Portfolio may also designate liquid assets, marked to market daily, maintained at a value equal to its current obligations for when-issued securities.

When a Portfolio makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security each day in determining net asset value per share, subject to changes in market value generally, based upon changes in the level of interest rates. Thus, upon delivery the market value of the security may be higher or lower than its cost, thereby increasing or decreasing the Portfolio’s net asset value. When payment for a when-issued security is due, the Portfolio will meet its obligations from then-available cash flow, the sale of any previously designated liquid assets, the sale of other securities, or from the sale of the when-issued securities themselves. The sale of securities to meet a when-issued purchase obligation creates the potential for the realization of capital gains or losses.

THE BOND PORTFOLIOS

The “Bond Portfolios” are the Short/Intermediate Bond, the Broad Market Bond, Municipal Bond and the Short-Term Income Portfolios. RSMC, the investment adviser for the Bond Portfolios, employs an investment process that is disciplined, systematic and oriented toward a quantitative assessment and control of volatility. Exposure to credit risk is moderated by limiting 80% of the Municipal Bond and Short-Term Income Portfolios, and 85% of the Short/Intermediate Bond and the Broad Market Bond Portfolios’ investments to securities that, at the time of purchase, are rated investment grade by an NRSRO such as Moody’s, S&P, or, if unrated, are determined by RSMC to be of comparable quality. See “Appendix B - Description of Ratings.” Ratings, however, are not guarantees of quality or of stable credit quality. Not even the highest rating constitutes assurance that the security will not fluctuate in value or that a Portfolio will receive the anticipated yield on the security. RSMC continuously monitors the quality of the Portfolios’ holdings, and should the rating of a security be downgraded or its quality be adversely affected, RSMC will determine whether it is in the best interest of the affected Portfolio to retain or dispose of the security.

The Short/Intermediate Bond and Broad Market Bond Portfolios each seek a high total return, consistent with high current income. Each Portfolio will normally invest at least 85% of its total assets in various types of fixed income securities. This policy may be changed upon 60 days’ written notice to shareholders.

The Municipal Bond Portfolio seeks a high level of income exempt from federal income tax, consistent with the preservation of capital. The Portfolio will normally invest as least 80% of its net assets in municipal securities that provide interest exempt from federal income tax. This policy may be changed upon 60 days’ written notice to shareholders.

The Short-Term Income Portfolio seeks to preserve capital and provide current income. The Portfolio will normally invest at least 80% of its total assets in various types of investment grade fixed income securities. The Portfolio’s investment objective and 80% policy may be changed without shareholder approval, upon 60 days’ prior written notice to shareholders.

The Broad Market Bond, Short/Intermediate Bond and Municipal Bond Portfolio’s investment objective may not be changed without shareholder approval.

The effect of interest rate fluctuations in the market on the principal value of the Bond Portfolios is moderated by limiting the average dollar-weighted duration of their investments - in the case of the Short/Intermediate Bond Portfolio to a range of 2 1/2 to 4 years, in the case of the Broad Market Bond Portfolio to a range of 4 to 7 years, in the case of the Municipal Bond Portfolio to a range of 4 to 8 years and in case of the Short-Term Income Portfolio to a range of 1 to 3 years. Investors may be more familiar with the term “average effective maturity” (when, on average, the fixed income securities held by the Portfolio will mature), which is sometimes used to express the anticipated term of the Portfolios’ investments. Generally, the stated maturity of a fixed income security is longer than its projected duration. Under normal market conditions, the average effective maturity, in the case of the Short/Intermediate Bond Portfolio, is expected to fall within a range of approximately 3 to 5 years, in the case of the Broad Market

6

Bond Portfolio, within a range of approximately 7 to 12 years, in the case of the Municipal Bond Portfolio, within a range of approximately 5 to 10 years, and in case of the Short-Term Income Portfolio with an average dollar weighted maturity of 1 to 5 years. In the event of unusual market conditions, the Short/Intermediate Bond and the Broad Market Bond Portfolios may invest in fixed income securities with an average dollar-weighted duration of 1 to 6 years and 2 to 10 years, respectively.

RSMC’s goal in managing the Short/Intermediate Bond, the Broad Market Bond and the Short-Term Income Portfolios is to gain additional return by analyzing the market complexities and individual security attributes which affect the returns of fixed income securities. The Bond Portfolios are intended to appeal to investors who want exposure to the broad fixed income securities market and the current returns that characterize the short-term to intermediate-term sector of that market.

Given the average duration of the holdings of the Bond Portfolios and the current interest rate environment, the Portfolios should experience smaller price fluctuations than those experienced by longer-term bond and municipal bond funds and a higher yield than fixed-price money market and tax-exempt money market funds. Of course, the Portfolios will likely experience larger price fluctuations than money market funds and a lower yield than longer-term bond and municipal bond funds. Given the quality of the Portfolios’ holdings, which for 80% or 85%, as the case may be, of their investments must be investment grade (rated within the top four categories) or comparable to investment grade securities at the time of purchase, the Portfolios will accept lower yields in order to avoid the credit concerns experienced by funds that invest in lower quality fixed income securities. In addition, although the Municipal Bond Portfolio expects to invest substantially all of its net assets in municipal securities that provide interest income that is exempt from federal income tax, it may invest up to 20% of its net assets in other types of fixed income securities that provide federally taxable income.

The composition of each Portfolio’s holdings varies depending upon RSMC’s analysis of the fixed income markets and, with respect to the Municipal Bond Portfolio, the municipal securities markets including analysis of the most attractive segments of the yield curve, the relative value of the different market sectors, expected trends in those markets and supply versus demand pressures. Securities purchased by the Portfolios may be purchased on the basis of their yield or potential capital appreciation or both. By maintaining each Portfolio’s specified average duration, RSMC seeks to protect the Portfolio’s principal value by reducing fluctuations in value relative to those that may be experienced by bond funds with longer average durations. This strategy may reduce the level of income attained by the Portfolios. Of course, there is no guarantee that principal value can be protected during periods of extreme interest rate volatility.

RSMC may make frequent changes in the Portfolios’ investments, particularly during periods of rapidly fluctuating interest rates. These frequent changes would involve transaction costs to the Portfolios and could result in taxable capital gains.

ASSET-BACKED SECURITIES. The Bond Portfolios may purchase interests in pools of obligations, such as credit card or automobile loan receivables, purchase contracts and financing leases. Such securities are also known as “asset-backed securities,” and the holders thereof may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or an auction rate that is periodically reset at auction.

Asset-backed securities are typically supported by some form of credit enhancement, such as cash collateral, subordinated tranches, a letter of credit, surety bond or limited guaranty. Credit enhancements do not provide protection against changes in the market value of the security. If the credit enhancement is exhausted or withdrawn, security holders may experience losses or delays in payment if required payments of principal and interest are not made with respect to the underlying obligations. Except in very limited circumstances, there is no recourse against the vendors or lessors that originated the underlying obligations.

Asset-backed securities are likely to involve unscheduled prepayments of principal that may affect yield to maturity, result in losses, and may be reinvested at higher or lower interest rates than the original investment. The yield to maturity of asset-backed securities that represent residual interests in payments of principal or interest in fixed income obligations is particularly sensitive to prepayments.

7

The value of asset-backed securities may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the pool of underlying obligations, the originator of those obligations or the financial institution providing credit enhancement.

BANK OBLIGATIONS. Each Bond Portfolio may invest in the same U.S. dollar-denominated obligations of major banks as the Money Market Portfolios. (See “Money Market Portfolios – Bank Obligations”).

CORPORATE BONDS, NOTES AND COMMERCIAL PAPER. The Bond Portfolios may invest in corporate bonds, notes and commercial paper. These obligations generally represent indebtedness of the issuer and may be subordinated to other outstanding indebtedness of the issuer. Commercial paper consists of short-term unsecured promissory notes issued by corporations in order to finance their current operations. The Portfolios will only invest in commercial paper rated, at the time of purchase, in the highest category by an NRSRO, such as Moody’s or S&P or, if not rated, determined by RSMC to be of comparable quality.

FIXED INCOME SECURITIES WITH BUY-BACK FEATURES. Fixed income securities with buy-back features enable the Bond Portfolios to recover principal upon tendering the securities to the issuer or a third party. Letters of credit issued by domestic or foreign banks often support these buy-back features. In evaluating a foreign bank’s credit, RSMC considers whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions that could adversely affect the bank’s ability to honor its commitment under the letter of credit. The Municipal Bond Portfolio will not acquire municipal securities with buy-back features if, in the opinion of counsel, the existence of a buy-back feature would alter the tax-exempt nature of interest payments on the underlying securities and cause those payments to be taxable to that Portfolio and its shareholders.

Buy-back features include standby commitments, put bonds and demand features.

•	STANDBY COMMITMENTS. Each Bond Portfolio may acquire standby commitments from broker-dealers, banks or other financial intermediaries to enhance the liquidity of portfolio securities. A standby commitment entitles a Portfolio to same day settlement at amortized cost plus accrued interest, if any, at the time of exercise. The amount payable by the issuer of the standby commitment during the time that the commitment is exercisable generally approximates the market value of the securities underlying the commitment. Standby commitments are subject to the risk that the issuer of a commitment may not be in a position to pay for the securities at the time that the commitment is exercised.

Ordinarily, a Portfolio will not transfer a standby commitment to a third party, although the Portfolio may sell securities subject to a standby commitment at any time. A Portfolio may purchase standby commitments separate from or in conjunction with the purchase of the securities subject to the commitments. In the latter case, the Portfolio may pay a higher price for the securities acquired in consideration for the commitment.

•	PUT BONDS. A put bond (also referred to as a tender option or third party bond) is a bond created by coupling an intermediate or long-term fixed rate bond with an agreement giving the holder the option of tendering the bond to receive its par value. As consideration for providing this tender option, the sponsor of the bond (usually a bank, broker-dealer or other financial intermediary) receives periodic fees that equal the difference between the bond’s fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par. By paying the tender offer fees, a Portfolio in effect holds a demand obligation that bears interest at the prevailing short-term rate.

In selecting put bonds for the Bond Portfolios, RSMC takes into consideration the creditworthiness of the issuers of the underlying bonds and the creditworthiness of the providers

8

of the tender option features. A sponsor may withdraw the tender option feature if the issuer of the underlying bond defaults on interest or principal payments, the bond’s rating is downgraded or, in the case of a municipal bond, the bond loses its tax-exempt status.

•	DEMAND FEATURES. Many variable rate securities carry demand features that permit the holder to demand repayment of the principal amount of the underlying securities plus accrued interest, if any, upon a specified number of days’ notice to the issuer or its agent. A demand feature may be exercisable at any time or at specified intervals. Variable rate securities with demand features are treated as having a maturity equal to the time remaining before the holder can next demand payment of principal. The issuer of a demand feature instrument may have a corresponding right to prepay the outstanding principal of the instrument plus accrued interest, if any, upon notice comparable to that required for the holder to demand payment.

GUARANTEED INVESTMENT CONTRACTS. The Bond Portfolios may invest in guaranteed investment contracts (“GIC”). A GIC is a general obligation of an insurance company. A GIC is generally structured as a deferred annuity under which the purchaser agrees to pay a given amount of money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate (either fixed or variable) for the life of the contract. Some GICs provide that the insurer may periodically pay discretionary excess interest over and above the guaranteed rate. At the GIC’s maturity, the purchaser generally is given the option of receiving payment or an annuity. Certain GICs may have features that permit redemption by the issuer at a discount from par value.

Generally, GICs are not assignable or transferable without the permission of the issuer. As a result, the acquisition of GICs is subject to the limitations applicable to each Portfolio’s acquisition of illiquid and restricted securities. The holder of a GIC is dependent on the creditworthiness of the issuer as to whether the issuer is able to meet its obligations. No Portfolio intends to invest more than 5% of its net assets in GICs.

ILLIQUID SECURITIES. No Bond Portfolio may invest more than 15% of the value of its net assets in illiquid securities. (See “Money Market Portfolios - Illiquid Securities” for a discussion on illiquid securities.)

INVESTMENT COMPANY SECURITIES. The Bond Portfolios may invest in investment company securities issued by open-end and closed-end investment companies, including exchange traded funds or “ETFs.” Such investments are subject to limitations prescribed by the 1940 Act. (See “Money Market Portfolios - Investment Company Securities”.)

MONEY MARKET FUNDS. The Bond Portfolios may invest in the securities of money market mutual funds, within the limits prescribed by the 1940 Act, as previously described under “Money Market Portfolios – Investment Company Securities.”

MORTGAGE-BACKED SECURITIES. The Bond Portfolios may invest in mortgage-backed securities are securities representing interests in a pool of mortgages secured by real property.

Ginnie Mae mortgage-backed securities are securities representing interests in pools of mortgage loans to residential home buyers made by lenders such as mortgage bankers, commercial banks and savings associations and are either guaranteed by the Federal Housing Administration or insured by the Department of Veterans Affairs. Timely payment of interest and principal on each mortgage loan is backed by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac both issue mortgage-backed securities that are similar to Ginnie Mae securities in that they represent interests in pools of mortgage loans. Fannie Mae guarantees timely payment of interest and principal on its certificates and Freddie Mac guarantees timely payment of interest and ultimate payment of principal. Freddie Mac also has a program under which it guarantees timely payment of scheduled principal as well as interest. Fannie Mae and Freddie Mac guarantees are backed only by those agencies and not by the full faith and credit of the U.S. Government. In the case of mortgage-backed securities that are not backed by the U.S. Government or one

9

of its agencies, a loss could be incurred if the collateral backing these securities is insufficient. This may occur even though the collateral is U.S. Government-backed.

Most mortgage-backed securities pass monthly payment of principal and interest through to the holder after deduction of a servicing fee. However, other payment arrangements are possible. Payments may be made to the holder on a different schedule than that on which payments are received from the borrower, including, but not limited to, weekly, bi-weekly and semiannually. The monthly principal and interest payments also are not always passed through to the holder on a pro rata basis. In the case of collateralized mortgage obligations (“CMOs”), the pool is divided into two or more tranches and special rules for the disbursement of principal and interest payments are established.

CMO residuals are derivative securities that generally represent interests in any excess cash flow remaining after making required payments of principal and interest to the holders of the CMOs described above. Yield to maturity on CMO residuals is extremely sensitive to prepayments. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual also will be extremely sensitive to the level of the index upon which interest rate adjustments are based.

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities and may be issued by agencies or instrumentalities of the U.S. Government or by private mortgage lenders. SMBS usually are structured with two classes that receive different proportions of the interest and/or principal distributions on a pool of mortgage assets. A common type of SMBS will have one class of holders receiving all interest payments — “interest only” or “IO” — and another class of holders receiving the principal repayments — “principal only” or “PO.” The yield to maturity of IO and PO classes is extremely sensitive to prepayments on the underlying mortgage assets.

MUNICIPAL SECURITIES. The Bond Portfolios may invest in municipal securities (see “Money Market Portfolios — Municipal Securities”).

OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES. Although the Municipal Bond Portfolio has no current intention of so doing, each of the Bond Portfolios may use options and futures contracts. The Short/Intermediate Bond, the Broad Market Bond and the Short-Term Income Portfolios may use forward currency contracts. For additional information regarding such investment strategies, see Appendix A to this SAI.

PARTICIPATION INTERESTS. Each Bond Portfolio may invest in participation interests in fixed income securities. A participation interest provides the certificate holder with a specified interest in an issue of fixed income securities.

Some participation interests give the holders differing interests in the underlying securities, depending upon the type or class of certificate purchased. For example, coupon strip certificates give the holder the right to receive a specific portion of interest payments on the underlying securities; principal strip certificates give the holder the right to receive principal payments and the portion of interest not payable to coupon strip certificate holders. Holders of certificates of participation in interest payments may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or an auction rate that is periodically reset at auction. Asset-backed residuals represent interests in any excess cash flow remaining after required payments of principal and interest have been made.

More complex participation interests involve special risk considerations. Since these instruments have only recently been developed, there can be no assurance that any market will develop or be maintained for the instruments. Generally, the fixed income securities that are deposited in trust for the holders of these interests are the sole source of payments on the interests; holders cannot look to the sponsor or trustee of the trust or to the issuers of the securities held in trust or to any of their affiliates for payment.

10

Participation interests purchased at a discount may experience price volatility. Certain types of interests are sensitive to fluctuations in market interest rates and to prepayments on the underlying securities. A rapid rate of prepayment can result in the failure to recover the holder’s initial investment.

The extent to which the yield to maturity of a participation interest is sensitive to prepayments depends, in part, upon whether the interest was purchased at a discount or premium, and if so, the size of that discount or premium. Generally, if a participation interest is purchased at a premium and principal distributions occur at a rate faster than that anticipated at the time of purchase, the holder’s actual yield to maturity will be lower than that assumed at the time of purchase. Conversely, if a participation interest is purchased at a discount and principal distributions occur at a rate faster than that assumed at the time of purchase, the investor’s actual yield to maturity will be higher than that assumed at the time of purchase.

Participation interests in pools of fixed income securities backed by certain types of debt obligations involve special risk considerations. The issuers of securities backed by automobile and truck receivables typically file financing statements evidencing security interests in the receivables, and the servicers of those obligations take and retain custody of the obligations. If the servicers, in contravention of their duty to the holders of the securities backed by the receivables, were to sell the obligations, the third party purchasers could acquire an interest superior to the interest of the security holders. Also, most states require that a security interest in a vehicle must be noted on the certificate of title and the certificate of title may not be amended to reflect the assignment of the lender’s security interest. Therefore, the recovery of the collateral in some cases may not be available to support payments on the securities. Securities backed by credit card receivables are generally unsecured, and both federal and state consumer protection laws may allow set-offs against certain amounts owed.

The Municipal Bond Portfolio will only invest in participation interests in municipal securities, municipal leases or in pools of securities backed by municipal assets if, in the opinion of counsel, any interest income on the participation interest will be exempt from federal income tax to the same extent as the interest on the underlying securities.

REPURCHASE AGREEMENTS. Each Bond Portfolio may invest in repurchase agreements, which were previously described under “Money Market Portfolios - Repurchase Agreements.”

SECURITIES LENDING. Each Bond Portfolio may lend securities, within the limitations previously described under “Money Market Portfolios — Securities Lending”. The Municipal Bond Portfolio has no current intention of lending its portfolio securities and would do so only under unusual market conditions since the interest income that a Portfolio receives from lending its securities is taxable.

U.S. GOVERNMENT OBLIGATIONS. Each Bond Portfolio may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. (See “Money Market Portfolios — U.S. Government Obligations.”)

VARIABLE AND FLOATING RATE SECURITIES. Each Bond Portfolio may invest in variable and floating rate securities. The terms of variable and floating rate instruments provide for the interest rate to be adjusted according to a formula on certain pre-determined dates. Certain of these obligations also may carry a demand feature that gives the holder the right to demand prepayment of the principal amount of the security prior to maturity. An irrevocable letter of credit or guarantee by a bank usually backs the demand feature. Portfolio investments in these securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 days or less.

Each of the Bond Portfolios may also purchase inverse floaters that are floating rate instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the interest rate paid on the inverse floater, with the result that the inverse floater’s price is considerably more volatile than that of a fixed rate security. For example, an issuer may decide to issue two variable rate instruments instead of a single long-term, fixed rate bond. The interest rate on one instrument reflects short-term interest rates, while the interest rate on the other instrument (the inverse floater) reflects the approximate rate the issuer

11

would have paid on a fixed rate bond multiplied by two minus the interest rate paid on the short-term instrument. Depending on market availability, the two variable rate instruments may be combined to form a fixed rate bond. The market for inverse floaters is relatively new.

WHEN-ISSUED SECURITIES. Each Bond Portfolio may buy when-issued securities or sell securities on a delayed-delivery basis, which were previously described under “Money Market Portfolios – When-Issued Securities.”

The Municipal Bond Portfolio may purchase securities on a when-issued basis in connection with the refinancing of an issuer’s outstanding indebtedness (“refunding contracts”). These contracts require the issuer to sell and the Portfolio to buy municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. The offering proceeds are then used to refinance existing municipal obligations. Although the Municipal Bond Portfolio may sell its rights under a refunding contract, the secondary market for these contracts may be less liquid than the secondary market for other types of municipal securities. The Portfolio generally will not be obligated to pay the full purchase price if it fails to perform under a refunding contract. Instead, refunding contracts usually provide for payment of liquidated damages to the issuer (currently 15-20% of the purchase price). The Portfolio may secure its obligation under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provision of the refunding contract. When required by SEC guidelines, the Portfolio will place liquid assets in a segregated custodial account equal in amount to its obligations under outstanding refunding contracts.

ZERO COUPON BONDS. Each Bond Portfolio may invest in zero coupon bonds of governmental or private issuers that generally pay no interest to their holders prior to maturity. Since zero coupon bonds do not make regular interest payments, they allow an issuer to avoid the need to generate cash to meet current interest payments and may involve greater credit risks than bonds paying interest currently. Tax laws requiring the distribution of accrued discount on the bonds, even though no cash equivalent thereto has been paid, may cause a Portfolio to liquidate investments in order to make the required distributions.

Risk Factors Applicable to the Municipal Bond Portfolio:

HEALTH CARE SECTOR. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state and local governmental agencies. A major source of revenues for the industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for those programs. Numerous other factors may affect the industry, such as (i) general and local economic conditions, (ii) demand for services, (iii) expenses (including malpractice insurance premiums), and (iv) competition among health care providers. In the future, the following may adversely affect the industry: (i) adoption of legislation proposing a national health insurance program, (ii) medical and technological advances which alter the demand for health services or the way in which such services are provided, and (iii) efforts by employers, insurers and governmental agencies to reduce the costs of health insurance and health care services.

Health care facilities include life care facilities, nursing homes and hospitals. The Municipal Bond Portfolio may invest in bonds to finance these facilities which are typically secured by the revenues from the facilities and not by state or local government tax payments. Moreover, in the case of life care facilities, since a portion of housing, medical care and other services may be financed by an initial deposit, there may be a risk of default in the payment of principal or interest on a bond issue if the facility does not maintain adequate financial reserves for debt service.

HOUSING SECTOR. The Municipal Bond Portfolio may invest in housing revenue bonds which typically are issued by state, county and local housing authorities and are secured only by the revenues of mortgages originated by those authorities using the proceeds of the bond issues. Factors that may affect the financing of multi-family housing projects include acceptable completion of construction, proper management, occupancy and rent levels, economic conditions and changes in regulatory requirements.

12

Since the demand for mortgages from the proceeds of a bond issue cannot be precisely predicted, the proceeds may be in excess of demand, which would result in early retirement of the bonds by the issuer. Since the cash flow from mortgages cannot be precisely predicted, differences in the actual cash flow from the assumed cash flow could have an adverse impact upon the issuer’s ability to make scheduled payments of principal and interest or could result in early retirement of the bonds.

Scheduled principal and interest payments are often made from reserve or sinking funds. These reserves are funded from the bond proceeds, assuming certain rates of return on investment of the reserve funds. If the assumed rates of return are not realized because of changes in interest rate levels or for other reasons, the actual cash flow for scheduled payments of principal and interest on the bonds may be inadequate.

ELECTRIC UTILITIES SECTOR. The electric utilities industry has experienced, and may experience in the future (i) problems in financing large construction programs in an inflationary period, (ii) cost increases and delays caused by environmental considerations (particularly with respect to nuclear facilities), (iii) difficulties in obtaining fuel at reasonable prices, (iv) the effects of conservation on the demand for energy, (v) increased competition from alternative energy sources, and (vi) the effects of rapidly changing licensing and safety requirements.

PROPOSED LEGISLATION. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. For example, Federal tax law now limits the types and amounts of tax-exempt bonds issuable for industrial development and other types of private activities. These limitations may affect the future supply and yields of private activity securities. Further proposals affecting the value of tax-exempt securities may be introduced in the future. In addition, proposals have been made, such as that involving the “flat tax,” that could reduce or eliminate the value of that exemption. If the availability of municipal securities for investment or the value of the Municipal Bond Portfolio’s holdings could be materially affected by such changes in the law, the Board of Trustees would reevaluate the Portfolio’s investment objective and policies or consider the Portfolio’s dissolution.

PORTFOLIO TURNOVER. Portfolio turnover rates for the past 2 fiscal years, were:

	12 Months Ended	12 Months Ended
	6/30/04	6/30/03
Short/Intermediate Bond	27%	82%
Broad Market Bond	26%	77%
Municipal Bond	20%	21%
Short-Term Income	42%	N/A

THE EQUITY PORTFOLIOS

The “Equity Portfolios” are the Small Cap Core, the Large Cap Core, and the Large Cap Value Portfolios.

The Small Cap Core Portfolio seeks superior long-term growth of capital. The Large Cap Core and the Large Cap Value Portfolios seek to achieve long-term capital appreciation. Each of the foregoing investment objectives may not be changed without shareholder approval.

The Small Cap Core Portfolio invests at least 80% of its total assets in a diversified portfolio of U.S. equity (or related) securities with a market cap which at the time of purchase is less than that of the largest stock in the Russell 2000 Index. Unlike the other Portfolios, the Small Cap Core Portfolio seeks to achieve its investment strategy by investing all of its investable assets in two different Series (Small Cap Growth and Small Cap Value Series), in accordance with weightings determined by the investment adviser.

13

The Large Cap Core Portfolio invests at least 80% of its total assets primarily in a diversified portfolio of U.S. equity (or equity related) securities of large cap corporations.

The Large Cap Value Portfolio invests at least 80% of its total assets in a diversified portfolio of U.S. equity (or related) securities of companies with a market cap, at the time of purchase, equal to those in the Russell 1000 Value Index (“large cap company”) and publicly traded on a U.S. Securities market.

The foregoing policies may be changed upon 60 days’ written notice to shareholders.

MONEY MARKET FUNDS. Each Equity Portfolio may invest in the securities of other money market mutual funds, within the limits prescribed by the 1940 Act. (See “Money Market Portfolios - Investment Company Securities.”)

U.S. GOVERNMENT OBLIGATIONS. Each Equity Portfolio may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. (See “Money Market Portfolios - U.S. Government Obligations.”)

COMMERCIAL PAPER. Each Equity Portfolio may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Portfolios may invest only in commercial paper rated A-1 or higher by S&P or Moody’s or if not rated, determined by the investment adviser to be of comparable quality.

BANK OBLIGATIONS. Each Equity Portfolio may invest in the same obligations of U.S. banks as the Money Market Portfolios. (See “Money Market Portfolios - Bank Obligations.”)

CONVERTIBLE SECURITIES. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, a Portfolio’s selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.

Each Equity Portfolio may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by an NRSRO such as Moody’s or S&P, or if unrated, are determined by the investment adviser, as applicable, to be of comparable quality. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Should the rating of a security be downgraded subsequent to a Portfolio’s purchase of the security, the investment adviser, as applicable, will determine whether it is in the best interest of the Portfolio to retain the security.

DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

DEPOSITARY RECEIPTS. American Depositary Receipts (ADRs) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the

14

deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

FOREIGN SECURITIES. Each Equity Portfolio may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares for foreign securities. (See “Depositary Receipts” above.) Foreign securities include equity or debt securities issued by issuers outside the United States, and include securities in the form of ADRs and EDRs. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the counter markets. Investing in foreign securities involves certain special risks and considerations that are not typically associated with investing in U.S. companies, including, but not limited to, (i) generally less liquid and less efficient securities markets, (ii) generally greater price volatility, (iii) exchange rate fluctuations and exchange controls, (iv) the imposition of restrictions on the expatriation of funds or other assets, (v) less publicly available information about issuers, (vi) the imposition of taxes (vii) higher transaction and custody costs, (viii) settlement delays and risk of loss, (ix) difficulties in enforcing contracts, (x) less liquidity and smaller market capitalizations, (xi) lesser regulation of securities markets, (xii) different accounting and disclosure standards, (xiii) governmental interference, (xiv) higher inflation, (xv) social, economic and political uncertainties, (xvi) the risk of expropriation of assets, (xvii) and the risk of war.

HEDGING STRATEGIES. Each Equity Portfolio may engage in certain hedging strategies that involve options and futures. These hedging strategies are described in detail in Appendix A.

ILLIQUID SECURITIES. Each Equity Portfolio may invest no more than 15% of its net assets in illiquid securities. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Portfolio’s investment adviser to the Board of Trustees.

INVESTMENT COMPANY SECURITIES. The Equity Portfolios may invest in investment company securities issued by open-end and closed-end investment companies, including ETFs. Such investments are subject to limitations prescribed by the 1940 Act. (See “Money Market Portfolios - Investment Company Securities”.)

OPTIONS ON SECURITIES AND SECURITIES INDICES. The Large Cap Value and Small Cap Core Portfolios each may purchase call options on securities that the investment adviser intends to include in the Portfolios in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The Portfolios may purchase put options to hedge against a decline in the market value of securities held in the Portfolios or in an attempt to enhance return. The Portfolios may write (sell) put and covered call options on securities in which they are authorized to invest. The Portfolios may also purchase put and call options, and write put and covered call options on U.S. securities indices. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. Of the percentage of the total assets of a Portfolio that are invested in equity (or related) securities, the Portfolio may not invest more than 10% of such assets in covered call options on securities and/or options on securities indices.

REPURCHASE AGREEMENTS. Each Equity Portfolio may invest in repurchase agreements, which were previously described under “Money Market Portfolios - Repurchase Agreements.”

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the “1933 Act”) or an exemption from registration. Each of the Equity Portfolios is subject to a Portfolio’s investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the investment adviser pursuant to guidelines adopted by the Board of Trustees. Under these

15

guidelines, the investment adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the investment adviser intends to purchase securities that are exempt from registration under Rule 144A.

SECURITIES LENDING. Each Equity Portfolio may lend securities subject to the same conditions applicable to the Money Market Portfolios, as described under “Money Market Portfolios — Securities Lending.”

TEMPORARY DEFENSIVE POSITION. Each Equity Portfolio may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by an NRSRO, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that a Portfolio will be unable to achieve its investment objective.

PORTFOLIO TURNOVER. Portfolio turnover rates for the past 2 fiscal years were:

	12 Months Ended	12 Months Ended
	6/30/04	6/30/03
Small Cap Core	142%	62%
Large Cap Core	27%	50%
Large Cap Value	26%	87%

Portfolio turnover of the Wilmington Small Cap Core Portfolio for the fiscal year ended June 30, 2004, varied significantly from the prior fiscal year end due, in large part, to the change in the Portfolio’s investment structure from a feeder in a “master-feeder” structure to a “fund-of-funds” structure. In implementing this change, the Portfolio redeemed all of its holding in the Small Cap Core Series master fund and allocated all of its assets between the Small Cap Growth Series and the Small Cap Value Series of the Trust.

INVESTMENT LIMITATIONS

Except as otherwise provided, the Portfolios and their corresponding Series have adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of a Portfolio present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy or (ii) more than 50% of the outstanding shares of a Portfolio. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Portfolio’s assets or redemptions of shares will not be considered a violation of the limitation.

Money Market Portfolios: Each Money Market Portfolio will not as a matter of fundamental policy:

1.	purchase the securities of any one issuer if, as a result, more than 5% of the Portfolio’s total assets would be invested in the securities of such issuer, or the Portfolio would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) each Portfolio may invest up to 25% of its total assets without regard to these limitations; and (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

2.	purchase the securities of any issuer if, as a result, more than 25% of the Portfolio’s total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that each of the Prime Money Market and Premier Money Market Portfolios may invest more than 25% of its total assets in the obligations of banks;

16

3.	borrow money, except (1) from a bank for temporary or emergency purposes (not for leveraging or investment) or (2) by engaging in reverse repurchase agreements if the Portfolio’s borrowings do not exceed an amount equal to 33 1/3% of the current value of its assets taken at market value, less liabilities other than borrowings;

4.	make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions limited to 33 1/3% of the value of the Portfolio’s total assets;

5.	underwrite any issue of securities, except to the extent that the Portfolio may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6.	purchase or sell real estate, provided that the Portfolio may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein;

7.	purchase or sell physical commodities or contracts, provided that currencies and currency-related contracts will not be deemed physical commodities; or

8.	issue senior securities, except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, provided that the Portfolio’s use of options, futures contracts and options thereon or currency-related contracts will not be deemed to be senior securities for this purpose.

The investment limitations described above do not prohibit a Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company such as the corresponding series of WT Investment Trust I.

With respect to the exclusion from the investment limitation described in number 2 above, the Money Market Portfolios have been advised that it is the SEC staff’s current position, that the exclusion may be applied only to U.S. bank obligations; the Money Market Portfolios, however, will consider both foreign and U.S. bank obligations within this exclusion. Neither finance companies as a group nor utility companies as a group are considered a single industry for purposes of this policy.

The following non-fundamental policies apply to each Money Market Portfolio unless otherwise indicated, and the Board of Trustees may change them without shareholder approval. Each Money Market Portfolio will not:

1.	make short sales of securities except short sales against the box;

2.	purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities;

3.	purchase additional portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets, and if at any time the Portfolio’s bank borrowings exceed its fundamental borrowing limitations due to a decline in net assets, such borrowings will be promptly (within 3 days) reduced to the extent necessary to comply with such limitations;

4.	make loans of portfolio securities unless such loans are fully collateralized by cash, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or any combination of cash and securities, marked to market daily; or

5.	with respect to the U.S. Government, Prime Money Market and Premier Money Market Portfolios only, purchase the securities of any one issuer if as a result more than 5% of the Portfolio’s total assets would be invested in the securities of such issuer, provided that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

17

Bond Portfolios: Each Bond Portfolio will not as a matter of fundamental policy (except for the Short-Term Income Portfolio for which the following are non-fundamental policies which can be changed upon 60 days’ written notice to shareholders):

1.	purchase the securities of any one issuer if, as a result, more than 5% of the Portfolio’s total assets would be invested in the securities of such issuer, or the Portfolio would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) each Portfolio may invest up to 25% of its total assets without regard to these limitations; and (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

2.	purchase the securities of any issuer if, as a result, more than 25% of the Portfolio’s total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including repurchase agreements fully collateralized by U.S. Government obligations) or to tax-exempt municipal securities;

3.	borrow money, provided that the Portfolio may borrow money from banks for temporary or emergency purposes (not for leveraging or investment) or by engaging in reverse repurchase agreements if the Portfolio’s borrowings do not exceed an amount equal to 33 1/3% of the current value of its assets taken at market value, less liabilities other than borrowings;

4.	make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions limited to 33 1/3% of the value of the Portfolio’s total assets;

5.	underwrite any issue of securities, except to the extent that the Portfolio may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6.	purchase or sell real estate or real estate limited partnership interests, provided that the Portfolio may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

7.	purchase or sell physical commodities or commodities contracts except financial and foreign currency futures contracts and options thereon, options on foreign currencies and forward currency contracts; or

8.	issue senior securities, except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, provided that futures, options and forward currency transactions will not be deemed to be senior securities for purposes of this limitation.

The investment limitations described above do not prohibit a Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company such as the corresponding series of WT Investment Trust I.

The following non-fundamental policies apply to the Bond Portfolios and may be changed by the Board of Trustees without shareholder approval. Each Bond Portfolio will not:

1.	pledge, mortgage or hypothecate its assets, except the Portfolio may pledge securities having a market value at the time of the pledge not exceeding 33 1/3% of the value of its total assets to secure borrowings, and the Portfolio may deposit initial and variation margin in connection with transactions in futures contracts and options on futures contracts;

2.	make short sales of securities except short sales against the box;

18

3.	purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that the Portfolio may make initial and variation margin deposits in connection with permitted transactions in options or futures;

4.	purchase additional portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets;

5.	purchase or sell non-hedging futures contracts or related options if aggregate initial margin and premiums required to establish such positions would exceed 5% of the Portfolio’s total assets. For purposes of this limitation, unrealized profits and unrealized losses on any open contracts are taken into account, and the in-the-money amount of an option that is in-the-money at the time of purchase is excluded;

6.	write put or call options having aggregate exercise prices greater than 25% of the Portfolio’s net assets, except with respect to options attached to or acquired with or traded together with their underlying securities and securities that incorporate features similar to options; or

7.	when engaging in options, futures and forward currency contract strategies, a Portfolio will either: (1) earmark or set aside cash or liquid securities in a segregated account with the Fund’s custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.

Equity Portfolios: Each Equity Portfolio will not as a matter of fundamental policy:

1	purchase the securities of any one issuer, if as a result, more than 5% of the Portfolio’s total assets would be invested in the securities of such issuer, or the Portfolio would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) each Portfolio may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;

2	purchase securities of any issuer if, as a result, more than 25% of the Portfolio’s total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

3	borrow money, provided that (1) the Large Cap Value Portfolio may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3% of a Portfolio’s assets; and (2) each of the Large Cap Core and Small Cap Core Portfolios may borrow money for temporary or emergency purposes, and then in an aggregate amount not in excess of 10% of a Portfolio’s total assets;

4	make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

5	underwrite any issue of securities, except to the extent that the Portfolio may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6	purchase or sell real estate, provided that (1) the Large Cap Value Portfolio additionally may not invest in any interest in real estate except securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass through and collateralized

19

mortgage obligations, or issued by companies that invest in real estate or interests therein; (2) the Large Cap Core and Small Cap Core Portfolios each may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

7	purchase or sell physical commodities, provided that (1) the Large Cap Value Portfolio additionally is restricted from purchasing or selling contracts, options or options on contracts to purchase or sell physical commodities and (2) Large Cap Core and Small Cap Core Portfolios each may invest in purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or

8	issue senior securities, except to the extent permitted by the 1940 Act, provided that the Large Cap Value Portfolio may borrow money subject to its investment limitation on borrowing.

The Equity Portfolio’s fundamental limitations cannot be changed without the affirmative vote of a majority of their respective outstanding voting securities. In addition, the Small Cap Core Portfolio’s investment objective is considered fundamental and may not be changed without the affirmative vote of a majority of its outstanding voting securities.

The investment limitations described above do not prohibit a Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company such as the corresponding or other series of WT Investment Trust I.

The following non-fundamental policies apply to each Equity Portfolio unless otherwise indicated, and the Board of Trustees may change them without shareholder approval. Each Equity Portfolio will not:

1.	pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by the Portfolio, provided that (1) this limitation does not apply to the Large Cap Core and Small Cap Core Portfolios; and (2) with respect to the Large Cap Value Portfolio, the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for future contracts are not deemed to be pledges or hypothecations for this purpose;

2.	make short sales of securities except short sales against the box;

3.	purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that the Large Cap Value Portfolio may make initial and variation margin deposits in connection with permitted transactions in options without violating this limitation; or

4.	purchase additional portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets, provided that (1) the Large Cap Value Portfolio may not borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

When engaging in options, futures and forward currency contract strategies, a Portfolio will either: (1) set aside cash or liquid securities in a segregated account with the Fund’s custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while he strategy is outstanding, unless they are replaced with similar assets.

20

TRUSTEES AND OFFICERS

The following tables present certain information regarding the Board of Trustees and officers of the Fund. All persons named as Trustees and officers also serve in a similar capacity for the Trust. Each person listed under “Interested Trustees” below is an “interested person” of the Series’ investment advisers, the Fund or the Trust, within the meaning of the 1940 Act. Each person who is not an “interested person” of the Series’ investment advisers, the Fund or the Trust within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below. For purposes of the information below, “Fund Complex” refers to the Fund and the Trust, collectively. The address of each Trustee as it relates to the Fund’s business is 1100 North Market Street, Wilmington, DE 19890.

			Principal	Number of
		Term of Office and	Occupation(s)	Portfolios in Fund
Name and Date of	Position(s) Held	Length of Time	During Past	Complex Overseen by	Other Directorships
Birth	with Fund	Served	Five Years	Trustee	Held by Trustee
INTERESTED TRUSTEES

ROBERT J. CHRISTIAN[1] Date of Birth: 2/49	Trustee, President, Chief Executive Officer and Chairman of the Board	Shall serve until death, resignation or removal. Trustee, President and Chairman of the Board since October 1998.	Executive Vice President and Chief Investment Officer of Wilmington Trust Company since February 1996, President of RSMC since February 1996.	58	Wilmington Low Volatility Fund of Funds (closed-end registered investment company).

WILLIAM P. RICHARDS, JR.[2] Date of Birth: 11/36	Trustee	Shall serve until death, resignation or removal. Trustee since October 1999.	Managing Director, Roxbury Capital Management LLC since 1998.	58	None

[1] Mr. Christian is an “Interested Trustee” by reason of his position as Director of RSMC, an investment adviser to the Trust.

[2] Mr. Richards is an “Interested Trustee” by reason of his position as Managing Director of Roxbury Capital Management LLC, an investment adviser to the Trust.

21

			Principal	Number of
		Term of Office and	Occupation(s)	Portfolios in Fund
Name and Date of	Position(s) Held	Length of Time	During Past	Complex Overseen by	Other Directorships
Birth	with Fund	Served	Five Years	Trustee	Held by Trustee
INDEPENDENT TRUSTEES

ROBERT ARNOLD Date of Birth: 3/44	Trustee	Shall serve until death, resignation or removal. Trustee since May 1997.	Founder and co-manages, R. H. Arnold & Co., Inc. (investment banking company) since 1989.	58	None

DR. ERIC BRUCKER Date of Birth: 12/41	Trustee	Shall serve until death, resignation or removal. Trustee since October 1999.	Dean, School of Business Administration of Widener University since July 2001. Prior to that, Dean, College of Business, Public Policy and Health at the University of Maine from September 1998 to June 2001.	58	Wilmington Low Volatility Fund of Funds (closed-end registered investment company).

NICHOLAS GIORDANO Date of Birth: 3/43	Trustee	Shall serve until death, resignation or removal. Trustee since October 1998.	Consultant, financial services organizations from 1997 to present; Interim President, LaSalle University from 1998 to 1999.	58	Kalmar Pooled Investment Trust; Independence Blue Cross; and Selas Corporation of America (industrial furnaces and ovens); Wilmington Low Volatility Fund of Funds (closed-end registered investment company).

LOUIS KLEIN, JR. Date of Birth: 5/35	Trustee	Shall serve until death, resignation or removal. Trustee since October 1999.	Self-employed financial consultant since 1991.	58	WHX Corporation (industrial manufacturer).

22

			Principal	Number of
		Term of Office and	Occupation(s)	Portfolios in Fund
Name and Date of	Position(s) Held	Length of Time	During Past	Complex Overseen by	Other Directorships
Birth	with Fund	Served	Five Years	Trustee	Held by Trustee
CLEMENT C. MOORE, II Date of Birth: 9/44	Trustee	Shall serve until death, resignation or removal. Trustee since October 1999.	Managing Partner, Mariemont Holdings, LLC, (real estate holding and development company) since 1980.	58	None

JOHN J. QUINDLEN Date of Birth: 5/32	Trustee	Shall serve until death, resignation or removal. Trustee since October 1999.	Retired since 1993.	58	None

MARK A. SARGENT Date of Birth: 4/51	Trustee	Shall serve until death, resignation or removal. Trustee since November 2001.	Dean and Professor of Law, Villanova University School of Law since July 1997.	58	Wilmington Low Volatility Fund of Funds (closed-end registered investment company).

As of the date of this SAI, none of the Independent Trustees nor any of their immediate family members (i.e. spouse or dependent children) serves as an officer or director or is an employee of, the Fund, the Trust, any of the Series’ investment advisers or the Distributor or of any company controlled by or under common control with such entities.

EXECUTIVE OFFICERS

Number of
Portfolios in
			Principal	Fund	Other
	Position(s)	Term of Office	Occupation(s)	Complex	Directorships
Name, Address and	Held with	and Length of	During Past	Overseen by	Held by
Date of Birth	Fund	Time Served	Five Years	Trustee	Trustee
ERIC K. CHEUNG 1100 North Market Street Wilmington, DE 19890 Date of Birth: 12/54	Vice President	Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since October 1998.	Vice President, Wilmington Trust Company since 1986; and Vice President and Director, RSMC since 2001.	N/A	N/A

JOSEPH M. FAHEY, JR. 1100 North Market Street Wilmington, DE 19890 Date of Birth: 1/57	Vice President	Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since November 1999.	Vice President, RSMC since 1992.	N/A	N/A

FRED FILOON 520 Madison Avenue New York, NY 10022 Date of Birth: 3/42	Vice President	Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since August 2000.	Senior Vice President, Cramer Rosenthal McGlynn, LLC since 1989.	N/A	N/A

23

Number of
Portfolios in
			Principal	Fund	Other
	Position(s)	Term of Office	Occupation(s)	Complex	Directorships
Name, Address and	Held with	and Length of	During Past	Overseen by	Held by
Date of Birth	Fund	Time Served	Five Years	Trustee	Trustee
JOHN R. GILES 1100 North Market Street Wilmington, DE 19890 Date of Birth: 8/57	Chief Financial Officer, Vice President and Treasurer	Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since December 1999.	Senior Vice President, Wilmington Trust Company since 1996.	N/A	N/A

LEAH M. ANDERSON 1100 North Market Street Wilmington, DE 19890 Date of Birth: 08/65	Secretary	Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since October 2002.	Officer, Wilmington Trust Company since 1998. Officer, RSMC since 1992	N/A	N/A

ANNA M. BENCROWSKY 1100 North Market Street Wilmington, DE 19890 Date of Birth: 5/51	Chief Compliance Officer	Shall serve at the pleasure of the Board and until successor is elected and qualified; Officer since September 2004.	Officer, Wilmington Trust Company since 2004; Vice President and Chief Compliance Officer, 1838 Investment Advisors, LP from 1998 to 2004; Vice President, Secretary, and Treasurer, 1838 Investment Advisors Funds from 1995 to 2004; Vice President and Secretary, 1838 Bond-Debenture Trading Fund from 1982 to 2004.	N/A	N/A

RESPONSIBILITIES OF THE BOARD AND COMMITTEES BOARD. The primary responsibility of the Board is to represent the interests of the shareholders of the Portfolio and to provide oversight management of the Portfolios. Currently the Board is comprised of nine individuals, two of whom are considered Interested Trustees. The remaining Trustees are Independent Trustees. The Board meets multiple times during the year (but at least quarterly) to review the investment performance of the Portfolios and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board met five times during the fiscal year ended June 30, 2004. Currently, the Board has an Audit Committee, a Nominating and Governance Committee, and a Regulatory Oversight Committee. The responsibilities of each committee and its members are described below.

AUDIT COMMITTEE. The Board has an Audit Committee comprised of Messrs. Giordano, Klein and Quindlen, each of which is an Independent Trustee. Mr. Giordano serves as the chairman of the Committee. Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select the Fund’s independent auditors; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements which are the subject of the independent auditors’

24

certifications; and (4) review with such independent auditors the adequacy of the Fund’s basic accounting system and the effectiveness of the Fund’s internal accounting controls. During the fiscal year ended June 30, 2004, there were four meetings of the Audit Committee.

NOMINATING AND GOVERNANCE COMMITTEE. The Board has a Nominating and Governance Committee comprised of Messrs. Giordano, Quindlen and Sargent, each of which is an Independent Trustee. Mr. Sargent serves as chairman of the Committee. The Committee is responsible for formulating a statement of corporate governance; assessing the size, structure and composition of the Board; determining trustee qualifications guidelines as well as compensation, insurance and indemnification of trustees; identifying Trustee candidates; oversight of Board self-evaluations; and identifying, from time to time, qualified candidates to serve as the Chief Compliance Officer for the Fund. During the fiscal year ended June 30, 2004, there was one meeting of the Committee. The Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Fund at: 1100 North Market Street, 9th Floor, Wilmington, DE 19890. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer’s business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board. Upon the written request of shareholders holding at least 10% of the Fund’s shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as Trustees as specified in such written request.

REGULATORY OVERSIGHT COMMITTEE. The Board has a Regulatory Oversight Committee comprised of Messrs. Arnold, Brucker, Moore and Sargent, each of which is an Independent Trustee. Mr. Moore serves as the chairman of the Committee. The Regulatory Oversight Committee monitors regulatory developments in the mutual fund industry and focuses on various regulatory aspects of the operation of the Portfolios. The Committee also performs such other tasks as the Board deems necessary. During the fiscal year ended June 30, 2004, there were four meetings of the Regulatory Oversight Committee.

SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in the Portfolios and in all registered investment companies overseen by the Trustee within the Fund Complex, as of December 31, 2003.

Aggregate Dollar Range
of Equity Securities in
All Registered Investment
Companies Overseen by
Trustee
	Dollar Range of Equity Securities	within the Family of
Name of Trustee	in each Portfolio of the Fund	Investment Companies
INTERESTED TRUSTEES
Robert J. Christian		Over $100,000
Prime Money Market	$50,001-$100,000
Small Cap Core	$10,001-$50,000
Large Cap Core	Over $100,000
William P. Richards	NONE	NONE
INDEPENDENT TRUSTEES
Robert Arnold		$50,001-100,000
Large Cap Core	$10,001-$50,000

25

Aggregate Dollar Range
of Equity Securities in
All Registered Investment
Companies Overseen by
Trustee
	Dollar Range of Equity Securities	within the Family of
Name of Trustee	in each Portfolio of the Fund	Investment Companies
Eric Brucker		$10,001-$50,000
Large Cap Core	$10,001-$50,000
U.S. Government Portfolio	$1-$10,000
Nicholas Giordano	NONE	$10,001-$50,000
Louis Klein, Jr.	NONE	$10,001-$50,000
Clement C. Moore, II		Over $100,000
Prime Money Market	Over $100,000
Short-Term Income	Over $100,000
John J. Quindlen		Over $100,000
Broad Market Bond	Over $100,000
Large Cap Core	Over $100,000
Small Cap Core	Over $100,000
Large Cap Value	Over $100,000
Mark A. Sargent
$10,001-$50,000
Short/Intermediate Bond	$10,001-$50,000

As of December 31, 2003, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in any of the investment advisers or the Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with the investment advisers or the Distributor.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS. Each Portfolios’ assets (except the Small Cap Core Portfolio’s) are invested in a corresponding series of the Trust that has the same investment objective, strategies and limitations as the investing Portfolio. Since each Portfolio (except the Small Cap Core Portfolio) operates as a “feeder fund” in a master/feeder structure with a corresponding Series of the Trust, none of the Portfolios (except the Small Cap Core Portfolio) have an investment adviser that directly manages its assets. The Small Cap core Portfolio, on the other hand, invests its assets in other mutual funds, currently two of the Series (Small Cap Growth and Small Cap Value Series), in accordance with weightings determined by the Portfolio’s own investment adviser, RSMC. Each of the Portfolios receives investment advisory services indirectly from the investment advisers of the Series. The Trust has retained Cramer Rosenthal McGlynn, LLC (“CRM”), Roxbury Capital Management LLC (“Roxbury”), and RSMC to manage the assets of certain Series of the Trust. Each of these investment advisers has been retained pursuant to a separate investment advisory agreement (collectively, the “Investment Advisory Agreements”) which have been approved by the Board of Trustees of the Trust (and the Fund in the case of the Small Cap Core Portfolio), including a majority of the Independent Trustees. Each Investment Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Boards of Trustees or by a majority of the outstanding voting securities of the Trust or Fund, as the case may be, and in either event, by a majority of the Independent Trustees casting votes in person at a meeting called for such purpose.

The Board’s decision to approve each Investment Advisory Agreement reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the Series’ Investment Advisory Agreements, the Board considered many factors, including: (1) the Series’ investment objectives

26

and long-term performance, as well as recent changes in portfolio management in light of the performance of certain Series; (2) the investment adviser’s management philosophy, personnel and processes as well as the overall character of the firm in light of recent developments in the mutual fund industry; (3) the expectations of shareholders; (4) the state of competition in the mutual fund industry; (5) comparable fees in the mutual fund industry; (6) the range and quality of services provided to the Series, the Portfolios and their shareholders in addition to investment advisory services; and (7) the Portfolios’ relationship to other portfolios in the Fund Complex. During its review of the Small Cap Core Portfolio’s Investment Advisory Agreement, the Board considered similar factors, including (1) the Portfolio’s proposed investment objective and the long-term performance of the affiliated Series in which the adviser proposed investment; (2) the investment adviser’s personnel and processes as they would relate to the allocation of the Portfolio’s assets among the Series; (3) the fact that the change in investment objective, strategies and structure (i.e., from master/feeder to a fund-of-funds) and approval of the Investment Advisory Agreement would be subject to the approval of shareholders; (4) the fact that the investment adviser would receive no advisory fee under the new Investment Advisory Agreement, but that the advisory fees would be indirectly incurred through investment in certain Series and that fact that those fees would be higher than those currently incurred by the Portfolio; (5) the range and quality of services provided to the Series in which the Portfolio would invest as well as to be provided to the Portfolio’s shareholders in addition to investment advisory services; and (6) the Portfolio’s relationship to other portfolios in the Fund Complex.

In assessing an investment adviser’s performance of its obligations, the Board also considered whether there has occurred a circumstance or event that would constitute a reason for it to not renew or approve an Investment Advisory Agreement, which it concluded there was not. In this regard, the Board was mindful of the potential disruption to the operations of the Series and Portfolios and the risks or other effects that could occur as a result of a decision to terminate or not renew or approve an Investment Advisory Agreement. In particular, the Board recognized that most shareholders have invested in the Portfolios on the strength of an investment adviser’s reputation and in the expectation that the investment adviser will have a continuing role in providing advisory services to the Portfolio.

The Board also considered the compensation and benefits, if any, received by the investment adviser including a report on the compensation structure of RSMC’s portfolio managers. This includes fees received for services provided to the Series by an investment adviser, sub-adviser or its affiliates and research services received by the investment adviser from brokers that execute trades for each Series, as well as advisory fees. The Board was aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature and quality of the services provided by the investment adviser, including the performance of the Series; the investment adviser’s cost of providing the services; the extent to which the investment adviser may realize “economies of scale” as the Series or Portfolio grow larger; any indirect benefits that may accrue to the investment adviser and its affiliates as a result of the investment adviser’s relationship with the Trust and the Fund; performance and expenses of comparable funds; and the extent to which the Independent Trustees are fully informed about the facts bearing on the investment adviser’s service and fee. The Board is aware of these factors and takes them into account in its review of each Investment Advisory Agreement.

The Board considered these circumstances in light of its accumulated experience in governing the Trust and the Fund and working with the investment advisers on matters relating to the Trust and the Fund, and was assisted by the advice of legal counsel. In this regard, the Board receives a significant amount of information about the Series and Portfolios, the investment advisers and the Wilmington Trust Company (“Wilmington Trust”) organization on an ongoing basis. The investment advisers and Wilmington Trust provide information at each regular meeting of the Board, and furnish additional reports in connection with the Board’s formal review of the Investment Advisory Agreements. Thus, the Board’s evaluation of an Investment Advisory Agreement is informed by reports concerning such matters as: the investment adviser’s investment philosophy, personnel and processes; each Series’ short-term and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor funds), and comments on the reasons for performance; each Portfolio’s expenses (including the advisory fee itself and the overall expense structure of the Portfolio, both in absolute terms and relative to competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation

27

of brokerage commissions derived from trading the Series’ portfolio securities; the nature and extent of the advisory and other services provided to the Series by the investment adviser and its affiliates; compliance and audit reports concerning the Portfolios and the companies that service them; and relevant developments in the mutual fund industry. The Board also considers the relationship of each Portfolio to the other portfolios in the Fund Complex, the interdependence resulting from shareholders’ asset allocation processes and the exchange privileges between Portfolios.

Not all of the factors and considerations identified above are relevant to every series, nor does the Board consider any one of them to be determinative. The Board bases its decision to approve an Investment Advisory Agreement on all the relevant factors in light of its reasonable business judgment, and with a view to past and future long-term considerations.

Each Investment Advisory Agreement may be terminated by the Trust or the applicable investment adviser on 60 days’ written notice without penalty. Each Investment Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.

Additional information regarding the Investment Advisory Agreements and the fees paid to each of the investment advisers may be found under the heading of “Investment Advisory and Other Services.”

COMPENSATION. In addition to the fees below, the Fund reimburses its Independent Trustees for their related business expenses. The following table shows the fees paid during the fiscal year ended June 30, 2004 to the Independent Trustees for their service to the Fund and the total compensation paid to the Trustees by the Fund Complex.

		Pension or		Total
		Retirement	Estimated	Compensation
	Aggregate	Benefits Accrued	Annual Benefits	from
Independent	Compensation	as Part of Fund	Upon	Fund Complex
Trustee	from the Fund	Expenses	Retirement	Paid to Trustees
Robert H. Arnold	$37,125	None	None	$49,500
Dr. Eric Brucker	$37,125	None	None	$49,500
Nicholas Giordano	$37,125	None	None	$49,500
Louis Klein, Jr.	$37,125	None	None	$49,500
Clement C. Moore, II	$36,000	None	None	$48,000
John J. Quindlen	$37,125	None	None	$49,500
Mark A. Sargent	$37,125	None	None	$49,500

CODE OF ETHICS

In accordance with Rule 17j-1 of the 1940 Act, the Fund, the Trust, each investment adviser and sub-adviser to the Series of the Trust and the Distributor have adopted a Code of Ethics.

The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among an investment adviser, the Distributor, the Trust or the Fund. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by a Series under certain circumstances.

Under the Code of Ethics adopted by the Trust and the Fund, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the individual Codes of Ethics adopted by

28

RSMC, CRM and Roxbury, personal trading is subject to pre-clearance and other conditions set forth in their respective Codes.

On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all Codes of Ethics relative to the Trust and the Fund, including information about any material violations of the Codes. The Codes are on public file as exhibits to the Fund’s registration statement with the SEC.

PROXY VOTING. The Board of Trustees has adopted general proxy voting procedures and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by a Series to each investment adviser thereof, subject to the Board’s continuing oversight. For those Series which employ a sub-adviser, the investment adviser may further delegate proxy voting responsibilities to a sub-adviser of the Series. In exercising its voting obligations, an investment adviser or sub-adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the Series, and for the purpose of providing benefits to such Series. An investment adviser or sub-adviser will consider the factors that could affect the value of a Series’ investment in its determination on a vote.

Each of the investment advisers has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. Their proxy voting procedures address these considerations and establish a framework for consideration of a vote that would be appropriate for a Series. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing such common or routine matters.

RSMC’s proxy voting procedures establish a protocol for voting of proxies in cases in where RSMC or an affiliated entity has an interest that is reasonably likely to be affected by a proxy to be voted on behalf of the Series or that could compromise RSMC’s independence of judgment and action in voting the proxy in the best interest of the Series’ shareholders. RSMC believes that consistently voting in accordance with its stated guidelines will address most conflicts of interest, and to the extent any deviation of such guidelines occurs it will be carefully assessed by a securities review committee to determine if a conflict of interest exists, and if a material conflict of interest exists, the committee will determine an appropriate resolution, which may include consultation with management or trustees of the Fund and Trust, analyses by independent third parties, or other means necessary to ensure and demonstrate the proxy was voted in the best interests of shareholders. RSMC’s proxy voting policies and procedures are attached herewith as Appendix C.

CRM’s proxy voting procedures establish a protocol for voting of proxies in cases in which it may have a potential conflict of interest arising from, among other things, where a company soliciting proxies is an advisory client of CRM or where CRM has a financial interest in a company soliciting proxies. In such instances, CRM will typically vote proxies in accordance with the recommendations of an independent third-party proxy company. In conflict situations where CRM does not follow the recommendations of such third-party company, CRM will submit a separate report to the Board of Trustees indicating the nature of the potential conflict of interest and how the determination of such vote was achieved. CRM’s proxy voting policies and procedures are attached herewith as Appendix D.

Roxbury’s proxy voting procedures establish a protocol for voting of proxies in cases in which it or a sub-adviser may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies. In such instances, Roxbury or the sub-adviser will submit a separate report to the Board of Trustees indicating the nature of the potential conflict of interest and how the determination of such vote was achieved. Roxbury’s proxy voting procedures and guidelines are attached as Appendix E.

The Series’ proxy voting record as of June 30th is available (i) without charge, upon request, by calling (800) 336-9970; and (ii) on the SEC’s website at www.sec.gov.

29

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Persons or organizations beneficially owning 25% or more of the outstanding shares of a Portfolio are presumed to “control” the Portfolio. As a result, those persons or organizations could have the ability to take action with respect to a Portfolio without the consent or approval of other shareholders. As of September 30, 2004 officers and Trustees of the Fund owned individually and together less than 1% of the Fund’s outstanding shares. As of September 30, 2004, the name, address and percentage ownership of each entity that owned of record or beneficially 5% or more of the outstanding shares of any class of a Portfolio were as follows:

PREMIER MONEY MARKET PORTFOLIO (INSTITUTIONAL SHARES)

Kiewit Finance Group Inc.	18.50%
One Thousand Kiewit Plaza
Omaha, NE 68131

Southeast Corridor Cons.	10.92%
One Thousand Kiewit Plaza
Omaha, NE 68131

Peter Kiewit Sons Inc.	9.53%
One Thousand Kiewit Plaza
Omaha, NE 68131

Kiewit FCI Manson.	8.83%
Skyway Bridge Co. 364
One Thousand Kiewit Plaza
Omaha, NE 68131

PRIME MONEY MARKET PORTFOLIO (INVESTOR SHARES)

Saxon & Co.	63.97%
P.O. Box 7780-1888
Philadelphia, PA 19182

PRIME MONEY MARKET PORTFOLIO (SERVICE SHARES)

Lack & Lindsay	73.99%
Attn: Mutual Funds Unit
1100 North Market Street
Wilmington, DE 19890

Wilmington Trust Company	20.63%
Attn: Cash Management
1100 North Market Street
Wilmington, DE 19890

National Financial Services	5.30%
FBO our Customers
Attn Mutual Funds
200 Liberty Street, 5th Floor
New York, NY 10281

30

U.S. GOVERNMENT PORTFOLIO (INVESTOR SHARES)

Wilmington Trust Company	69.83%
Pondview Load Trust
270 Park Avenue
New York, NY 10017

Barbara A. Monahan	11.21%
& Jane Hopkin & Michele Monahan
For Barbara A. Monahan REV TR
601 W. Gray Fox Lane
Glen Mills, PA 19342-2245

Industrial Sales & Factoring Corp	6.15%
One Commerce Center
1201 N. Orange Street
Wilmington, DE 19801-1155

Barbara A. Monahan	5.69%
& Jane Hopkin & Michele Monahan
For Barbara A. Monahan REV TR
601 W. Gray Fox Lane
Glen Mills, PA 19342-2245

U.S. GOVERNMENT PORTFOLIO (SERVICE SHARES)

Lack & Lindsay	80.21%
Attn: Mutual Funds Unit
1100 North Market Street
Wilmington, DE 19890

Wilmington Trust Company	15.04%
Attn Cash Management
1100 North Market Street
Wilmington, DE 19890

Lack & Lindsay	11.74%
Attn: Mutual Funds Unit
1100 North Market Street
Wilmington, DE 19890

TAX-EXEMPT PORTFOLIO (INVESTOR SHARES)

Saxon & Co.	99.60%
P.O. Box 7780-1888
Philadelphia, PA 19182

31

TAX-EXEMPT PORTFOLIO (SERVICE SHARES)

Lack & Lindsay	76.88%
Attn: Mutual Funds Unit
1100 North Market Street
Wilmington, DE 19890

Wilmington Trust Company	15.56%
Attn: Cash Management
1100 North Market Street
Wilmington, DE 19890

SHORT/INTERMEDIATE BOND PORTFOLIO (INSTITUTIONAL SHARES)

Wilmington Trust Company	7.94%
FBO WTC Pension Fund
1100 N. Market Street
Wilmington, DE 19890

Wilmington Trust Company	5.08%
FBO University of Delaware
1100 N. Market Street
Wilmington, DE 19890

National Financial Service Corp.	5.46%
FBO Continental Kiewit Inc. Pension Plan
P.O. Box 92956
Chicago, IL 60675

Kiewit Construction Group, Inc.	30.46%
One Thousand Kiewit Plaza
Omaha, NE 68131

SHORT/INTERMEDIATE BOND PORTFOLIO (INVESTOR SHARES)

Delaware Community Foundation	56.01%
100 West 10th Street, Suite 115
Wilmington, DE 19801

SunTrust Bank Inc.	17.06%
Cust FBO MJ Curry & J. Paris & JP Wooster
P.O. Box 105870-CTR 3145
Atlanta, GA 30348-5870

SunTrust Bank Inc.	26.93%
Cust FBO MJ Curry & J. Paris & JP Wooster
P.O. Box 105870-CTR 3145
Atlanta, GA 30348-5870

32

BROAD MARKET BOND PORTFOLIO (INSTITUTIONAL SHARES)

Wilmington Trust Company	22.18%
1100 N. Market Street
Wilmington, DE 19899

Kiewit Construction Group, Inc.	27.28%
One Thousand Kiewit Plaza
Omaha, NE 68131

Delaware Charter Guarantee	11.26%
711 High Street
Des Moines, IA 50392

MUNICIPAL BOND PORTFOLIO (INSTITUTIONAL SHARES)

100 West 10th Street Corp.	13.01%
1100 North Market Street
Wilmington, DE 19890

National Financial Services Corp.	18.76%
One World Financial Center, Church Street Station
P.O. Box 3908
New York, NY 10008-3908

Wilmington Trust Company TTEE	7.33%
1100 N. Market Street
Wilmington, DE 19899

SHORT-TERM INCOME PORTFOLIO (INSTITUTIONAL SHARES)

Wilmington Trust Corporation	9.97%
1100 North Market Street
Wilmington, DE 19890

LARGE CAP CORE PORTFOLIO (INSTITUTIONAL SHARES)

Wilmington Trust Company	42.70%
1100 N. Market Street
Wilmington, DE 19890

Delaware Charter Guarantee & Trust	15.92%
711 High Street
Des Moines, IA 50392

33

LARGE CAP VALUE PORTFOLIO (INSTITUTIONAL SHARES)

Wilmington Trust Company	13.53%
P.O Box 8882
Wilmington, DE 19899

Delaware Charter Guarantee	32.24%
711 High Street
Des Moines, IA 50392

SMALL CAP CORE PORTFOLIO (INSTITUTIONAL SHARES)

Wilmington Trust Company	6.13%
P.O. Box 8882
Wilmington, DE 19899

Delaware Charter Guarantee	23.05%
711 High Street
Des Moines, IA 50392

INVESTMENT ADVISORY AND OTHER SERVICES

RODNEY SQUARE MANAGEMENT CORPORATION

RSMC serves as the investment adviser to the Large Cap Core, Short/Intermediate Bond, Broad Market Bond, Municipal Bond, Short-Term Income, Prime Money Market, Premier Money Market, U.S. Government, Tax-Exempt Series and the Small Cap Core Portfolio. RSMC is located at 1100 North Market Street, Wilmington, Delaware 19890 and is a Delaware corporation organized on September 17, 1981. It is a wholly owned subsidiary of Wilmington Trust Corporation.

Several affiliates of RSMC are also engaged in the investment advisory business. Wilmington Trust FSB a wholly owned subsidiary of Wilmington Trust Corporation, is a registered investment adviser. In addition, Wilmington Brokerage Services Company, a subsidiary of Wilmington Trust, and Balentine and Company LLC, an indirect subsidiary of Wilmington Trust Corporation, are registered investment advisers and broker-dealers. Cramer Rosenthal McGlynn, (“CRM”) and Roxbury Capital Management (“Roxbury”) are both registered investment advisers. Wilmington Trust Corporation has controlling interest in both CRM and Roxbury.

Under an Investment Advisory Agreement dated May 9, 2001, the Large Cap Core Series pays a monthly fee to RSMC at the annual rate of 0.70% of the Series’ first $1 billion of average daily net assets; 0.65% of the Series’ next $1 billion of average daily net assets; and 0.60% of the Series’ average daily net assets over $2 billion. Each of the Short/Intermediate Bond, Broad Market Bond, Municipal Bond and Short-Term Income Series pays a monthly fee to RSMC at the annual rate of 0.35% of the Series’ first $1 billion of average daily net assets; 0.30% of the Series’ next $1 billion of average daily net assets; and 0.25% of the Series’ average daily net assets over $2 billion. Each of the Prime Money Market Series, the U.S. Government Series and the Tax-Exempt Series pays a monthly fee to RSMC at the annual rate of 0.37% of the Series’ first $1 billion of average daily net assets; 0.33% of the Series’ next $500 million of average daily net assets; 0.30% of the Series’ next $500 million of average daily net assets; and 0.27% of the Series’ average daily net assets in excess of $2 billion, as determined at the close of business on each day

34

throughout the month. The Premier Money Market Series pays a monthly fee to RSMC at the annual rate of 0.20% of its average daily net assets. The Small Cap Core Portfolio does not pay any fees to RSMC for advisory services.

For its services as investment adviser, RSMC received the following fees:

	12 Months Ended	12 Months Ended	12 Months Ended
	6/30/04	6/30/03	6/30/02
Premier Money Market Series	$1,682,608	$1,323,465	$1,270,445
Prime Money Market Series	$9,499,643	$10,780,391	$11,213,385
U.S. Government Series	$4,282,870	$5,051,852	$5,090,402
Tax-Exempt Series	$2,147,721	$2,734,988	$2,737,675
Short/Intermediate Bond Series	$661,836	$616,739	$577,725
Large Cap Core Series	$433,945	$448,592	$698,806
Broad Market Bond Series	$349,776	$418,055	$419,753
Municipal Bond Series	$197,801	$134,747	$94,309
Short-Term Income Series	$137,946	N/A	N/A

RSMC has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed the following amounts with respect to the following portfolios:

Portfolio/Class	Expense Cap
Wilmington Premier Money Market Portfolio
Institutional	0.20%
Service	0.45%
Wilmington Large Cap Core Portfolio
Institutional	0.80%
Investor	1.05%
Balentine Premier Money Market Portfolio
Service	0.93%
Wilmington Municipal Bond Portfolio
Institutional	0.75%
Investor	1.00%
Wilmington Short-Term Income Portfolio
Institutional	0.65%
Investor	0.90%

These waivers will remain in place until November 1, 2005, except for the Wilmington Short-Term Income Portfolio’s waiver, which will remain in place until July 1, 2006. The Board may, in its discretion, terminate the expense limitation arrangement with respect to any Portfolio or class thereof prior to such termination date. Pursuant to RSMC’s contractual waiver obligations, RSMC waived fees and/or reimbursed expenses in the following amounts:

	12 Months	12 Months	12 Months
	Ended	Ended	Ended
	6/30/04	6/30/03	6/30/02
Premier Money Market Series	$468,562	$354,155	$374,950
Wilmington Premier Money Market Portfolio	$230,653	$254,514	$235,112
Large Cap Core Series	$49,709	$46,668	$41,238
Wilmington Large Cap Core Portfolio	$139,654	$150,766	$157,395
Municipal Bond Series	$0	$0	$0
Wilmington Municipal Bond Portfolio	$21,204	$51,519	$49,087
Short-Term Income Series	$0	N/A	N/A
Wilmington Short-Term Income Portfolio	$89,908	N/A	N/A

35

CRAMER ROSENTHAL MCGLYNN, LLC

CRM is located at 707 Westchester Avenue, White Plains, New York 10604, and serves as investment adviser to the Large Cap Value Series and the Small Cap Value Series, a Series in which the Wilmington Small Cap Core Portfolio invests. CRM and its predecessors have managed equity investments for mutual funds, corporate pension plans, educational, community, religious and private endowments and foundations as well as for individuals, in a value oriented style across a broad range of market capitalizations, and has been in business for more than thirty years. CRM is 36.53% owned by Cramer, Rosenthal, McGlynn, Inc. (“CRM, Inc.”), the controlling member of CRM. All shareholders of CRM, Inc. are senior officers of CRM. CRM is registered as an investment adviser with the SEC. Wilmington Trust Corporation has controlling interest in CRM by way of equity ownership.

Under the Investment Advisory Agreement, the Large Cap Value Series pays a monthly advisory fee to CRM at the annual rate of 0.55% of the Series’ first $1 billion of average daily net assets; 0.50% of the Series’ next $1 billion of average daily net assets; and 0.45% of the Series’ average daily net assets over $2 billion. The Small Cap Value Series pays a monthly advisory fee to CRM at the annual rate of 0.75% of the Series’ first $1 billion of average daily net assets; 0.70% of the Series’ next $1 billion of average daily net assets; and 0.65% of the Series’ average daily net assets over $2 billion. For the past three fiscal years, CRM received the following fees:

	12 Months Ended	12 Months Ended	12 Months Ended
	6/30/04	6/30/03	6/30/02
Large Cap Value Series	$345,225	$260,508	$425,733
Small Cap Value Series	$4,040,536	$2,457,745	$2,579,092

Prior to April 2, 2001, CRM agreed to reimburse certain operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that limited annual operating expenses to not more 1.00% of average daily net assets for the Large Cap Value Series and 1.25% of the average daily net assets for the Small Cap Value Series. The termination of these expense limitations was approved by the Board of Trustees effective April 2, 2001.

ROXBURY CAPITAL MANAGEMENT

Roxbury is located at 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, and serves as the investment adviser to the Small Cap Growth Series, a Series in which the Wilmington Small Cap Core Portfolio invests. Roxbury is provided investment advisory services, in a growth oriented style, to individuals, mutual funds. Wilmington Trust Corporation has a controlling interest in Roxbury by way of equity ownership.

Under the Investment Advisory Agreement, the Small Cap Growth Series pays a monthly advisory fee to Roxbury at the annual rate of 1.00% of the Series’ first $1 billion of average daily net assets; 0.95% for the Series’ next billion of average daily net assets; and 0.90% of the Series’ average daily net assets over $2 billion.

Roxbury has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total operating expenses, as a percentage of average net assets, exceed 1.75% for the Small Cap Growth Series. Unless the Board of Trustees approves its earlier termination, the undertaking with respect to the Small Cap Growth Series will remain in place until January 1, 2006.

36

For the past three fiscal years, Roxbury received the following fees:

	12 Months Ended	12 Months Ended	12 Months Ended
	6/30/04	6/30/03	6/30/02
Small Cap Growth Series	$525,397	$13,345	N/A

ADVISORY SERVICES. Under the terms of each Investment Advisory Agreement, each investment adviser agrees to: (a) direct the investments of each Series, subject to and in accordance with the Series’ investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for each Series, securities and other investments consistent with the Series’ objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Series; (d) pay the salaries of all personnel of the investment adviser performing services relating to research, statistical and investment activities on behalf of the Series; (e) make available and provide such information as the Series and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of the Fund for consultation and discussion regarding the management of each Series and its investment activities. Additionally, each investment adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Series. The Trust and/or each investment adviser may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the investment adviser delegates any or all of its duties as listed.

The Investment Advisory Agreements provide that each investment adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Series in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.

The salaries of any officers and the Interested Trustees who are affiliated with an investment adviser and the salaries of all personnel of each investment adviser performing services for each Portfolio relating to research, statistical and investment activities are paid by the investment adviser.

Each of the Portfolios and each class of shares of the Portfolios pays its respective pro rata portion of the advisory fee payable by the Series.

ADMINISTRATION AND ACCOUNTING SERVICES

Pursuant to Administration and Accounting Services Agreements dated October 1, 2004, PFPC Inc. (“PFPC”) performs certain administrative services for the Portfolios and the Series, such as preparing shareholder reports providing statistical and research data, assisting the investment advisers in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Portfolios and the Series. In addition, PFPC prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Portfolios. The accounting services performed by PFPC include determining the net asset value per share of each Portfolio and maintaining records relating to the securities transactions of the Portfolio and Series. From September 1, 2002 to October 1, 2004, RSMC, an affiliate of the Trust, provided administrative and accounting services and PFPC provide certain sub-administration services. Prior to September 1, 2002, PFPC provided administrative and accounting services for the Portfolios. Accordingly, the Fund and the Trust paid administrative fees to RSMC and PFPC, whether as administrator or sub-administrator of $3,633,484, $2,552,225 and $2,996,143, for fiscal years ended June 30, 2004, 2003 and 2002, respectively.

37

Pursuant to Compliance, Support and Recordkeeping Services Agreements dated October 1, 2004, RSMC, an affiliate of the Trust, performs certain non-investment related statistical and research services, execution and administrative support services, recordkeeping services as well as certain other coordination and fund related preparatory services for the Funds and Series. In consideration of the provision of these services, RSMC, investment adviser to the Fund and the Trust, receives an asset based fee of 0.006% of the Fund’s average daily net assets.

ADDITIONAL SERVICE PROVIDERS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Ernst & Young LLP serves as the independent registered public accounting firm to the Fund and WT Investment Trust I, providing services which include (1) auditing the annual financial statements for the Portfolios, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax returns filed on behalf of each Portfolio. Ernst & Young LLP is located at 2001 Market Street, Philadelphia, PA 19103.

LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Fund and WT Investment Trust I.

CUSTODIAN. Wilmington Trust Company, 1100 North Market Street, Wilmington, DE 19890, serves as the Custodian. The Custodian’s services include, in addition to the custody of all cash and securities owned by the Fund and Trust, the maintenance of custody accounts in the Custodian’s trust department, the segregation of all certificated securities owned by the Fund and Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Fund and Trust, releasing and delivering securities from the custody accounts of the Fund and Trust, maintaining records with respect to such custody accounts, delivering to the Fund and Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed. Wilmington Trust Company receives a fee for its services based on the average daily net assets of the Trust and has appointed PFPC Trust Company as Sub-Custodian of the Trust. Citibank, N.A. serves as the Trust’s foreign custody manager.

TRANSFER AGENT. PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the Transfer Agent and Dividend Paying Agent.

DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN

The Distributor is currently located at 760 Moore Road, King of Prussia, PA 19406. The Distributor serves as the underwriter of the Portfolios’ shares pursuant to a Distribution Agreement with the Fund. Pursuant to the terms of the Distribution Agreement, the Distributor is granted the right to sell the shares of the Portfolios as agent for the Fund. Shares of the Portfolios are offered continuously.

Under the terms of the Distribution Agreement, the Distributor agrees to use efforts deemed appropriate by the Distributor to solicit orders for the sale of shares of the Portfolios and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Distributor receives fees under the Portfolios’ Plans of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), the Distributor will furnish or enter into arrangement with others for the furnishing of marketing or sales services with respect to the Investor Shares as may be required pursuant to such plan. Moreover, to the extent that the Distributor receives shareholders service fees under any shareholder services plan adopted by the Portfolios, the Distributor will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Portfolios as may be required pursuant to such plan. The Distributor receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Portfolios’ Institutional Shares.

The Distribution Agreement became effective as of January 1, 2004 and continues in effect for a period of two years. Thereafter, the agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement provides that the Distributor, in the absence of willful

38

misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Portfolios or their shareholders for losses arising in connection with the sale of Portfolio shares.

The Distribution Agreement terminates automatically in the event of an assignment. The Distribution Agreement is also terminable without payment of any penalty with respect to any Portfolio (i) (by vote of a majority of the Trustees of the Portfolio who are not interested persons of the Portfolio and who have no direct or indirect financial interest in the operation of any Rule 12b-1 Plan of the Portfolio or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the applicable Portfolio) on sixty (60) days’ written notice to the Distributor; or (ii) by the Distributor on sixty (60) days’ written notice to the Portfolio. The Distributor will be compensated for distribution services according to the Investor Shares 12b-1 Plan, which became effective on November 1, 1999, regardless of the Distributor’s expenses.

The Investor Shares 12b-1 Plan provides that the Distributor will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Distributor may pay certain financial institutions (“Service Organizations”) such as banks or broker-dealers who have entered into servicing agreements with the Distributor and other financial institutions for distribution and shareholder servicing activities.

The Investor Shares 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed (i) 0.25% on an annualized basis of the Investor Shares of each Portfolio’s average net assets; and (ii) limitations set from time to time by the Board of Trustees. The Board of Trustees has only authorized implementation of a 12b-1 fee for annual payments of up to 0.10% of the Investor Shares of each of the Money Market Portfolio’s average net assets to compensate the Distributor for making payments to certain Service Organizations who have sold Investor Shares of the Portfolios and for other distribution expenses.

For the fiscal year ended June 30, 2004, the Portfolios paid the Distributor 12b-1 fees in respect of broker-dealer compensation as follows:

12b-1 Fee
Prime Money Market Portfolio	$15,480
Premier Money Market Portfolio	$0
U.S. Government Portfolio	$16,962
Tax-Exempt Portfolio	$20,034
Short/Intermediate Bond Portfolio	$724
Broad Market Bond Portfolio	$0
Municipal Bond Portfolio	$0
Short-Term Income Portfolio	$0
Small Cap Core Portfolio	$0
Large Cap Core Portfolio	$0
Large Cap Value Portfolio	$0

Under the Investor Shares 12b-1 Plan, if any payments made by the investment adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by each Portfolio of the distribution of its Investor Shares, such payments are authorized. Each Series may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.

39

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. An investment adviser places portfolio transactions on behalf of a Series, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Portfolio transactions placed by an investment adviser may be effected through the trading desk of the investment adviser, its broker-affiliate or a sub-adviser. Debt securities purchased and sold by the Series are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with a Series) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

Brokerage commissions paid by each of the Series for the last three fiscal years ended June 30, 2004 are as follows:

	12 Months Ended	12 Months Ended	12 Months Ended
	6/30/04	6/30/03	6/30/02
Small Cap Core Series*	$591,869	$360,758	$199,976
Large Cap Core Series	$66,321	$158,900	$199,976
Large Cap Value Series	$51,990	$198,522	$280,192

* For the twelve months ended June 30, 2004, the amount reflects a pro-rata portion of each of the Small Cap Value and Small Cap Growth Series allocable to the Small Cap Core Portfolio

When buying or selling securities, the Series may pay commissions to brokers who are affiliated with the investment adviser, a sub-adviser or the Series.

BROKERAGE SELECTION. The primary objective of each investment adviser in placing orders on behalf of a Series for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting and monitoring a broker or dealer, an investment adviser considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Series or to the investment adviser. The allocation of portfolio transactions may take into account the receipt of research reports and services of brokerage firms. An investment adviser may place trades with certain brokers with which it is under common control, including Balentine & Company LLC or Wilmington Brokerage Services Co., each an indirect, wholly-owned subsidiary of Wilmington Trust Corporation, provided that the investment adviser determines that the affiliate’s services and costs are comparable to those of non-affiliated, qualified brokerage firms.

In selecting and monitoring broker-dealers and negotiating commissions, an investment adviser considers the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition. A broker-dealer may be willing to furnish certain research services to the investment adviser or sub-adviser for no consideration except for standard brokerage commissions or dealer spreads. The investment adviser may use such broker-dealers to effect securities transactions. Preference may be given to brokers who provide research or statistical material or other services to the Portfolios, or to the investment adviser, subject to investment advisers’ duty to seek best execution.

Section 28(e) of the Securities Exchange Act of 1934 provides that an investment adviser, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), the investment adviser is required to make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or the investment adviser’s overall responsibilities with

40

respect to accounts as to which it exercises investment discretion.” The services provided by the broker also must lawfully or appropriately assist the investment adviser, as the case may be, in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Series may pay a higher broker commission than those available from another broker.

Research services received from broker-dealers supplement the investment adviser own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indices and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.

Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of equipment used to communicate research information and the providing of specialized consultations with the investment adviser or sub-adviser’s personnel with respect to computerized systems and data furnished to the investment adviser or sub-adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information. The outside research assistance is useful to the investment adviser and sub-advisers since the broker-dealers used by the investment adviser and sub-advisers tend to follow a broad universe of securities and the research provided by such broker-dealers may provide the investment adviser and sub-advisers with a diverse perspective on financial markets. Research services provided to the investment adviser or sub-adviser by broker-dealers are available for the benefit of all accounts managed or advised by the investment adviser or sub-adviser or by their respective affiliates. The investment adviser and sub-advisers cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services. However, the investment adviser or sub-advisers will not direct fund transactions to dealers solely on the basis of research services provided.

During the fiscal year ended June 30, 2004, each Series directed transactions and paid related brokerage commissions because of research services provided in the following amounts:

	12 Months Ended 6/30/04
	Commissions Paid	Transactions Directed
WT Large Cap Growth Series	$42,202	$28,748,714
Large Cap Value Series	$11,078	$477,167
Small Cap Growth Series	$61,439	$29,303,960
Small Cap Value Series	$170,369	$59,626,445

ALLOCATION OF FUND TRANSACTIONS. Some of an investment adviser’s other clients have investment objectives and programs similar to that of the Series. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Series. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of each investment adviser not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between a Series and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between a Series and the other clients as to amount according to a formula determined prior to the execution of such transactions.

41

CAPITAL STOCK AND OTHER SECURITIES

The Fund issues three separate classes of shares. Each Portfolio offers Institutional and Investor Shares, except (1) the Premier Money Market Portfolio which issues Institutional and Service Shares only and (2) the Prime Money Market Portfolio, the U.S. Government Portfolio and the Tax-Exempt Portfolio which issue Investor and Service Shares only. The shares of each Portfolio, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

The separate classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that (i) Investor Shares pay Rule 12b-1 distribution expenses (and have exclusive voting rights with respect to the Rule 12b-1 Plan pursuant to which the distribution fee may be paid), and (ii) the Service Shares pay a shareholder service fee of 0.25% of the average net assets of the Service Shares. The net income attributable to Investor or Service Shares and the dividends payable on such shares will be reduced by the amount of any shareholder service or Rule 12b-1 distribution fees; accordingly, the net asset value of the Investor and Service Shares will be reduced by such amount to the extent the Portfolio has undistributed net income.

Shares of a Portfolio entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Portfolio and class thereof take separate votes on matters affecting only that Portfolio or class. For example, a change in the fundamental investment policies for a Portfolio would be voted upon only by shareholders of that Portfolio.

The Portfolios do not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Portfolio’s outstanding shares.

PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the prospectus. Additional methods to purchase shares are as follows:

Individual Retirement Accounts: You may purchase shares of the Portfolios for a tax-deferred retirement plan such as an individual retirement account (“IRA”). To order an application for an IRA and a brochure describing a Portfolio IRA, call the transfer agent at (800) 336-9970. PFPC Trust Company, as custodian for each IRA account receives an annual fee of $10 per account, paid directly to PFPC Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Portfolio shares owned by the IRA will be redeemed automatically as payment.

Automatic Investment Plan: You may purchase Portfolio shares through an Automatic Investment Plan (“AIP”). Under the AIP, the transfer agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the $1,000 minimum initial investment). You may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually. The purchase of Portfolio shares will be effected at their offering price at 12:00 p.m. Eastern time for the Tax-Exempt Portfolio, at 2:00 p.m. Eastern Time for the Prime Money Market, Premier Money Market and U.S. Government Portfolios, or at the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time), for the Bond and Equity Portfolios, on or about the 20th day of the month. For an application for the Automatic Investment Plan, check the appropriate box of the application or call the transfer agent at (800) 336-9970. This service is generally not available for Wilmington Trust’s trust account clients, since similar services are provided through Wilmington Trust. This service also may not be available for Service Organization clients who are provided similar services through those organizations.

42

Payroll Investment Plan: The Payroll Investment Plan (“PIP”) permits you to make regularly scheduled purchases of Portfolio shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer’s payroll department. Then, a portion of your paychecks will automatically be transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not the Fund, the Distributor, the investment advisers or the transfer agent, to arrange for transactions under the PIP. The Fund reserves the right to vary its minimum purchase requirements for employees participating in a PIP.

REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the “Redemption of Shares” section of the prospectus. Additional methods to redeem shares are as follows:

By Check: You may utilize the check writing option to redeem shares of the Prime Money Market, U.S. Government and Tax-Exempt Portfolios by drawing a check for $500 or more against a Portfolio account. When the check is presented for payment, a sufficient number of shares will be redeemed from your Portfolio account to cover the amount of the check. This procedure enables you to continue receiving dividends on those shares until the check is presented for payment. Because the aggregate amount of Portfolio shares owned is likely to change each day, you should not attempt to redeem all shares held in your account by using the check writing procedure. Charges will be imposed for specially imprinted checks, business checks, copies of canceled checks, stop payment orders, checks returned due to “insufficient funds” and returned checks. These charges will be paid by redeeming an appropriate number of Portfolio shares automatically. Each Portfolio and the transfer agent reserve the right to terminate or alter the check writing service at any time. The transfer agent also reserves the right to impose a service charge in connection with the check writing service. If you are interested in the check writing service, contact the transfer agent for further information. This service is generally not available for clients of Wilmington Trust through their trust or corporate cash management accounts, since it is already provided for these customers through Wilmington Trust. The service may also not be available for Service Organization clients who are provided a similar service by those organizations.

By Wire: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder’s signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds Portfolio shares.

Systematic Withdrawal Plan: If you own shares of a Portfolio with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan (“SWP”). Under the SWP, you may automatically redeem a portion of your account monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Portfolio shares will be effected at the NAV determined on or about the 25th day of the month. This service is generally not available for Wilmington Trust’s trust accounts or certain Service Organizations, because a similar service is provided through those organizations.

Additional Information Regarding Redemptions: To ensure proper authorization before redeeming shares of the Portfolios, the transfer agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

43

Clients of Wilmington Trust who have purchased shares through their trust accounts at Wilmington Trust and clients of Service Organizations who have purchased shares through their accounts with those Service Organizations should contact Wilmington Trust or the Service Organization prior to submitting a redemption request to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, RSMC requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Funds will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than the shareholder’s cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder’s right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of a Portfolio’s securities or to determine the value of a Portfolio’s net assets, or (d) ordered by a governmental body having jurisdiction over a Portfolio for the protection of the Portfolio’s shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the affected Portfolio may withdraw their requests for redemption or may receive payment based on the net asset value of the Portfolio next determined after the suspension is lifted.

Each Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption “in-kind”) chosen by the Portfolio and valued in the same way as they would be valued for purposes of computing the net asset value of the applicable Portfolio. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. Each Portfolio has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the applicable Portfolio for any one shareholder during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.

PRICING OF SHARES. Each of the Money Market Portfolios’ securities is valued on the basis of the amortized cost valuation technique. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. The valuation of a Money Market Portfolio’s securities based upon their amortized cost and the accompanying maintenance of each Portfolio’s per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act. Certain conditions imposed by that Rule are set forth under “Investment Policies - Money Market Portfolios.” In connection with the use of the amortized cost valuation technique, each Portfolio’s Board of Trustees has established procedures delegating to the investment adviser the responsibility for maintaining a constant net asset value per share. Such procedures include a daily review of each Portfolio’s holdings to determine whether a Portfolio’s net asset value, calculated based upon available market quotations, deviates from $1.00 per share. Should any deviation exceed 1/2 of 1% of $1.00, the Trustees will promptly consider whether any corrective action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such corrective action may include selling of portfolio securities prior to maturity to realize capital gains or losses, shortening average portfolio maturity, withholding dividends, redeeming shares in kind and establishing a net asset value per share based upon available market quotations.

Should a Money Market Portfolio incur or anticipate any unusual expense or loss or depreciation that would adversely affect its net asset value per share or income for a particular period, the Trustees would at that time consider whether to adhere to the current dividend policy or to revise it in light of the then

44

prevailing circumstances. For example, if a Portfolio’s net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Trustees could suspend or reduce further dividend payments until the net asset value returned to $1.00 per share. Thus, such expenses or losses or depreciation could result in investors receiving no dividends or reduced dividends for the period during which they held their shares or in their receiving upon redemption a price per share lower than that which they paid.

The net asset value per share is determined as of 12:00 p.m. Eastern time for the Tax-Exempt Portfolio and as of 2:00 p.m. Eastern time for the Premier Money Market, Prime Money Market Portfolio and U.S. Government Portfolio on each business day (i.e., a day that the New York Stock Exchange (the “Exchange”) and the transfer agent are open for business). The net asset value per share is calculated by adding the value of all securities and other assets in a Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in that Portfolio.

For the Bond Portfolios and the Equity Portfolios, the net asset value per share of each Portfolio is determined by dividing the value of the Portfolio’s net assets by the total number of Portfolio shares outstanding. This determination is made by PFPC, as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) each day the Portfolios are open for business. The Portfolios are open for business on days when the Exchange and PFPC are open for business.

In valuing a Portfolio’s assets, a security listed on an exchange (and not subject to restrictions against sale by the Portfolio on an exchange) will be valued at its last sale price on the exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Portfolio on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

DIVIDENDS

Dividends from the Money Market Portfolios are declared on each business day and paid to shareholders ordinarily on the first business day of the following month. The dividend for a business day immediately preceding a weekend or holiday normally includes an amount equal to the net income for the subsequent non-business days on which dividends are not declared. However, no such dividend includes any amount of net income earned in a subsequent semiannual accounting period. A portion of the dividends paid by the U.S. Government Portfolio may be exempt from state taxes.

Dividends from the Bond Portfolios’ net investment income are declared on each business day and paid to shareholders ordinarily on the first business day of the following month. The dividend for a business day immediately preceding a weekend or holiday normally includes an amount equal to the net income expected for the subsequent non-business days on which dividends are not declared. However, no such dividend included any amount of net income earned in a subsequent semiannual period. Net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by each Portfolio, if any, after deducting any available capital loss carryovers, are declared and paid annually.

45

Dividends, if any, from the Equity Portfolios’ net investment income and distributions, if any, of (1) net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by each Portfolio, after deducting any available capital loss carryovers are declared and paid annually.

A dividend or distribution paid by a Portfolio which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

TAXATION OF THE PORTFOLIOS

GENERAL. Each Portfolio is treated as a separate corporation for federal income tax purposes. Each Portfolio has qualified, elected and intends to continue to qualify to be classified under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) as a regulated investment company (“RIC”). To qualify or continue to qualify for treatment as a RIC under the Code, each Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain determined without regard to the dividend received deduction) and, in the case of the International Multi-Manager Portfolio, net gains from certain foreign currency transactions) and at least 90% of its net income from tax-exempt obligations as well as meet several additional requirements. For each Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in securities or those currencies; (2) at the close of each quarter of the Portfolio’s taxable year, at least 50% of the value of its total assets must be represented by cash, cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities; and (3) at the close of each quarter of the Portfolio’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of any two or more issuers that a Portfolio controls and which are determined to be engaged in the same trade or business or similar or related trades or businesses.

If a Portfolio failed to qualify for treatment as a RIC in any taxable year, it would be subject to tax on its taxable income at corporate income tax rates with reduction for distributions paid to shareholders and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

Each Portfolio will be subject to a nondeductible 4% excise tax (the “Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all (at least 98%) of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Portfolio will be taxed on the amount of its undistributed net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gain dividends only. Each Portfolio is permitted to elect to include all or a portion of such undistributed net capital gain in the income of its shareholders on the last day of its taxable year. In such case the shareholder is given credit for the tax that the RIC paid and is entitled to increase its basis by the difference between the amount of includable gain and tax deemed paid. Currently, an individual’s maximum tax rate on long-term capital gains is 15%. A capital gain dividend is treated by the shareholders as a long-term capital gain regardless of how long the investor has owned shares in a Portfolio. If a Portfolio invests in any instruments that generate taxable income, under the circumstances described in the prospectus, distributions of the interest earned thereon

46

will be taxable to its shareholders as ordinary income to the extent of its earnings and profits. If such distribution to its shareholders is in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder’s tax basis and thereafter as capital gain. If a Portfolio realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders and treated as a capital gain. If a Portfolio invests in equity investments and the Portfolio makes distributions, the portion designated as qualified dividend income will be taxed at the same rate as long-term capital gains through 2008.

Dividends and other distributions declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if they are paid by the Portfolio during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls.

Investors should be aware that if Portfolio shares are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, the shareholder will pay full price for the shares and will receive some portion of the price back as a taxable distribution.

Any loss realized by a shareholder on the redemption of shares within six months from the date of their purchase will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions (or undistributed capital gain) to that shareholder with respect to those shares and are disallowed to the extent any distribution of exempt-interest dividends received with respect to such shares.

MONEY MARKET PORTFOLIOS: With respect to the U.S. Government Portfolio, Premier Money Market Portfolio and Prime Money Market Portfolio, distributions from a Portfolio’s investment company taxable income, if any, are taxable to its shareholders as ordinary income to the extent of the Portfolio’s earnings and profits. Because each of the Portfolios’ net investment income is derived from interest rather than dividends, no portion of the distributions thereof is eligible for the dividends-received deduction allowed to corporate shareholders or to be taxed at capital gain rates as qualified dividend income.

BOND PORTFOLIOS: Each Bond Portfolio may acquire zero coupon securities issued with original issue discount. As a holder of those securities, a Portfolio must take into account the original issue discount that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because each Portfolio must distribute annually substantially all of its investment company taxable income and net tax-exempt income, including any original issue discount, to satisfy the distribution requirements for RICs under the Code and (except with respect to tax-exempt income) avoid imposition of the Excise Tax, a Portfolio may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Portfolio’s cash assets or from the proceeds of sales of portfolio securities, if necessary. A Portfolio may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

TAX-EXEMPT PORTFOLIO AND MUNICIPAL BOND PORTFOLIO: Each of these Portfolios will be able to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is excludable from gross income under Section 103(a) of the Code; both Portfolios intend to continue to satisfy this requirement. Distributions that a Portfolio properly designates as exempt-interest dividends are treated by its shareholders as interest excludable from their gross income for federal income tax purposes but may be tax preference items for purposes of the Alternative Minimum Tax (“AMT”). If the aggregate exempt interest dividends exceed a Portfolio’s net tax-exempt income, then only a portion of the excess dividend will be excludable from the shareholders’ gross income. The shareholders’ treatment of dividends from a Portfolio under state and local income tax laws may differ from the treatment thereof under the Code. In order to qualify to pay exempt-interest dividends, each Portfolio may be limited in its ability to engage in taxable transactions such as repurchase agreements, options and futures strategies and portfolio securities lending.

47

Tax-exempt interest attributable to certain “private activity bonds” (“PABs”) (including, in the case of a RIC receiving interest on those bonds, a proportionate part of the exempt-interest dividends paid by the RIC) is a tax preference item for AMT purposes. Furthermore, even interest on tax-exempt securities held by a Portfolio that are not PABs, which interest otherwise would not be a tax preference item, nevertheless may be indirectly subject to the AMT in the hands of corporate shareholders when distributed to them by the Portfolio. Generally, PABs are issued by or on behalf of public authorities to finance various privately operated facilities. Entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by industrial development bonds or PABs should consult their tax advisors before purchasing a Portfolio’s shares. For these purposes, the term “substantial user” is defined generally to include a “non-exempt person” who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds.

Individuals who receive Social Security and railroad retirement benefits may be required to include up to 85% of such benefits in taxable income if their modified adjusted gross income (including income from tax-exempt sources such as the Tax-Exempt and Municipal Bond Portfolios) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from each Portfolio still are tax-exempt to the extent described in the prospectus; they are only included in the calculation of whether a recipient’s income exceeds the established amounts.

The Municipal Bond Portfolio may invest in municipal bonds that are purchased with “market discount.” For these purposes, market discount is the amount by which a bond’s purchase price is exceeded by its stated redemption price at maturity or, in the case of a bond that was issued with original issue discount (“OID”), the sum of its issue price plus accrued OID, except that market discount that is less than the product of (1) 1/4 of 1% of the redemption price at maturity multiplied by (2) the number of complete years to maturity after the taxpayer acquired the bond is disregarded. Market discount generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. Gain on the disposition of such a bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond’s accrued market discount at the time of disposition. In lieu of treating the disposition gain as above, the Municipal Bond Portfolio may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

The Tax-Exempt and Municipal Bond Portfolios inform shareholders within 60 days after their fiscal year-end of the percentage of its income distributions designated as exempt-interest dividends. The percentage is applied uniformly to all distributions made during the year, so the percentage designated as tax-exempt for any particular distribution may be substantially different from the percentage of a Portfolio’s income that was tax-exempt during the period covered by the distribution.

SHORT/INTERMEDIATE BOND PORTFOLIO, BROAD MARKET BOND AND SHORT-TERM INCOME PORTFOLIO: Interest and dividends received by the Short/Intermediate Bond Portfolio and the Broad Market Bond Portfolio, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on their securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

EQUITY PORTFOLIOS: It is anticipated that all or a portion of the dividends from the net investment income of each Equity Portfolio will qualify for the dividends-received deduction allowed to corporations. Corporate shareholders of these Portfolios are generally entitled to take the dividends received deduction with respect to all or a portion of the ordinary income dividends paid, to the extent of the Portfolio’s qualifying dividend income. The qualifying portion may not exceed the aggregate dividends received by the Portfolio from taxable U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the AMT. Moreover, the dividends-received deduction will be reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed and will be eliminated if those shares are deemed to have been held for less than 46 days. Distributions of net short-term capital gain and net capital gain are

48

not eligible for the dividends-received deduction. Individual shareholders who receive qualified dividend income will be taxed on such qualified dividend income at long term capital gain rates. Qualified dividend income generally means dividend income received from (i) a domestic corporation or (ii) from certain foreign corporations.

Each Equity Portfolio will inform shareholders within 60 days after their fiscal year-end of the percentage of its dividends designated as (i) qualifying for the dividends received deduction or (ii) qualified dividend income taxable as net capital gain.

FOREIGN SECURITIES. Dividends and interest received, and gains realized, by the Small Cap Core Portfolio may be subject to income, withholding or other taxes imposed by foreign countries or U.S. possessions (collectively, “foreign taxes”) that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

If more than 50% of the value of the Small Cap Core Portfolio’s total assets at the close of its taxable year consists of securities of foreign corporations, the Portfolio will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to benefit from any foreign tax credit or deduction that is available with respect to foreign taxes paid by the Portfolio. If the election is made, the Portfolio will treat those taxes as dividends paid to its shareholders and each shareholder (1) will be required to include in gross income, and treat as paid by the shareholder, a proportionate share of those taxes, (2) will be required to treat that share of those taxes and of any dividend paid by the Portfolio that represents income from foreign or U.S. possessions sources as the shareholder’s own income from those sources and (3) may either deduct the taxes deemed paid by the shareholder in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax. The Portfolio will report to its shareholders within 60 days after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions, as well as the amount of foreign taxes that are not allocable as a credit, if it makes this election. If the Portfolio makes this election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is “qualified passive income” may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

The Small Cap Core Portfolio may invest in the stock of passive foreign investment companies (“PFICs”). A PFIC is a foreign corporation — other than a “controlled foreign corporation” (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by “U.S. shareholders,” defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Portfolio is a U.S. shareholder — that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If the Portfolio acquires stock in a PFIC and holds the stock beyond the end of the year of acquisition, the Portfolio will be subject to federal income tax on a portion of any “excess distribution” received on the stock or of any gain from disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. In general, an excess distribution is the excess (if any) of (i) the amount of distributions received by a PFIC stockholder during the taxable year; over (ii) 125% of the average amount received during the preceding three years (or, if shorter, the holding period). The balance of the PFIC income will be included in the Portfolio’s investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

If the Small Cap Core Portfolio invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain, even if they are not distributed to the Portfolio by the QEF; those amounts most likely would have to be distributed by

49

the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.

The Small Cap Core Portfolio may elect to “mark to market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Portfolio’s adjusted basis therein as of the end of that year. Pursuant to the election, the Portfolios also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Portfolios for prior taxable years. A Portfolio’s adjusted basis in each PFIC’s stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Under the PFIC rules, mark to market gains are treated as an excess distribution (as ordinary income).

HEDGING TRANSACTIONS. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and gains from options, futures and foreign currency contracts derived by a Portfolio with respect to its business of investing in securities qualify as permissible income under the source of income requirement.

SECTION 1256 CONTRACTS. Futures and foreign currency forward contracts and certain options that are subject to Section 1256 of the Code (other than such contracts that are part of a “mixed straddle” with respect to which a Portfolio has made an election not to have the following rules apply) (“Section 1256 Contracts”) and that are held by a Portfolio at the end of its taxable year generally will be “marked-to-market” (that is, deemed to have been sold for their market value) for federal income tax purposes. The net gain or loss, if any, resulting from such deemed sales, together with any gain or loss resulting from actual sales of Section 1256 contracts, must be taken into account by the Portfolio in computing its taxable income for such year. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss (which when distributed to shareholders is taxed as ordinary income). Gains and losses from certain foreign currency transactions will be treated as ordinary income and losses. See Section 988 below. In case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss.

CODE SECTION 988. Section 988 of the Code may apply to forward currency contracts and options on foreign currencies. Under Section 988 of the Code, gains and losses of the Portfolio on the acquisition and disposition of foreign currency (e.g. the purchase of foreign currency and subsequent use of the currency to acquire stock) will be treated as ordinary income or loss. Moreover, under Section 988, foreign currency gains or losses on the disposition of debt securities denominated in a foreign currency attributable to fluctuation in the value of the foreign currency between the date of acquisition of the debt security and the date of disposition will be treated as ordinary income or loss. Similarly, gains or losses attributable to fluctuations in exchange rates that occur between the time the Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities may be treated as ordinary income or ordinary loss.

SHORT SALES. Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in the Portfolio’s hands. Except in certain situations, special rules would generally treat the gains on short sales as short-term capital gains and would terminate the running of the holding period of “substantially identical property” held by the Portfolio. Moreover, a loss on a short sale will be treated as a long-term loss if, on the date of the short sale, “substantially identical property” held by the Portfolio has a long-term holding period.

50

STRADDLES. Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures and forward contracts in which a Portfolio may invest. Section 1092 defines a “straddle” as offsetting positions with respect to personal property; for these purposes, options, futures and forward contracts are personal property. Under Section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain “wash sale” rules (see above), which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If a Portfolio makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Portfolio of straddle transactions are not entirely clear.

CONSTRUCTIVE SALE. If a Portfolio has an “appreciated financial position” - generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a “constructive sale” of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by a Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

The foregoing federal tax discussion is a summary included for general informational purposes only. Each shareholder is advised to consult his/her own tax advisor with respect to the specific tax consequences of an investment in a Portfolio, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

Shortly after the end of each year, PFPC calculates the federal income tax status of all distributions made during the year. In addition to federal income tax, shareholders may be subject to state and local taxes on distributions from a Portfolio. Shareholders should consult their tax advisors regarding specific questions relating to federal, state and local taxes.

FINANCIAL STATEMENTS

The audited financial statements and financial highlights of the Wilmington Premier Money Market, Prime Money Market, U.S. Government, Tax-Exempt, Short/Intermediate Bond, Broad Market Bond, Municipal Bond, Short-Term Income, Large Cap Core, Small Cap Core and Large Cap Value Portfolios, including each of their corresponding, or other, Series for the fiscal year ended June 30, 2004, are set forth in the Annual Report to shareholders, including the notes thereto and the reports of Ernst & Young LPP thereon. The Annual Report is incorporated herein by reference.

51

APPENDIX A

OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES

REGULATION OF THE USE OF OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES. As discussed in the prospectus, in managing a Portfolio’s corresponding Series, the investment adviser may engage in certain options, futures and forward currency contract strategies for certain bona fide hedging, risk management or other portfolio management purposes. Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options, futures and forward currency contracts is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded. The Board of Trustees has adopted investment guidelines (described below) reflecting these regulations.

In addition to the products, strategies and risks described below and in the prospectus, the investment adviser expects to discover additional opportunities in connection with options, futures and forward currency contracts. These new opportunities may become available as new techniques develop, as regulatory authorities broaden the range of permitted transactions and as new options, futures and forward currency contracts are developed. These opportunities may be utilized to the extent they are consistent with each Portfolio’s investment objective and limitations and permitted by applicable regulatory authorities. The registration statement for the Portfolios will be supplemented to the extent that new products and strategies involve materially different risks than those described below and in the prospectus.

COVER REQUIREMENTS. No Series will use leverage in their options, futures, and in the case of the International Multi-Manager Series, its forward currency contract strategies. Accordingly, the Series will comply with guidelines established by the SEC with respect to coverage of these strategies by either (1) setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount; or (2) holding securities or other options or futures contracts whose values are expected to offset (“cover”) their obligations thereunder. Securities, currencies, or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of the Series’ assets could impede portfolio management, or the Series’ ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES. A Series may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange, on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction.

Each Series may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Series to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Series either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.

Each Series may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables the Series to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Series below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Series realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.

Each Series may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, the Series may purchase a put option on other carefully selected securities in which it is authorized to

A-1

invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the investment adviser’s judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which a Series purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.

Each Series may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the Series declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by the Series. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Series will be obligated to sell the security at less than its market value.

Each Series may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the Series will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the Series would expect to suffer a loss.

Each Series may purchase put and call options and write covered put and call options on indices in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which a Series invests. Perfect correlation is not possible because the securities held or to be acquired by the Series will not exactly match the composition of indices on which options are purchased or written.

Each Series may purchase and write covered straddles on securities or indices. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. The Series would enter into a long straddle when the investment adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered “cover” for both the put and the call. The Series would enter into a short straddle when the investment adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, the Series will earmark or segregate cash and/or liquid, unencumbered securities in an account with its custodian equivalent in value to the amount, if any, by which the put is “in-the-money,” that is, that amount by which the exercise price

A-2

of the put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Each Series may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indices (“index warrants”). An index warrant is usually issued by a bank or other financial institution and gives the Series the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if a Series holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the Series holds a put warrant and the value of the underlying index falls, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The Series holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; the Series holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If the Series does not exercise an index warrant prior to its expiration, then the Series loses the amount of the purchase price that it paid for the warrant.

Each Series will normally use index warrants as it may use index options. The risks of the Series’ use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Series’ ability to exercise the warrants at any time or in any quantity.

OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, each Series has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:

(1) each Series will write only covered options, and each such option will remain covered so long as the Series is obligated thereby; and

(2) no Series will write options (whether on securities or securities indices) if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. A Series may effectively terminate its right or obligation under an option by entering into a closing transaction. If a Series wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, the Series may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, a Series may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit a Series to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If a Series is unable to effect a closing purchase transaction with respect to options it has acquired, the Series will have to allow the options to expire without recovering all or a portion of the option premiums paid. If a Series is unable to effect a closing purchase transaction with respect to covered options it has written, the Series will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the Series may experience material losses due to losses on the option transaction itself and in the covering securities.

In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

A-3

(1) The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and general market conditions. For this reason, the successful use of options depends upon the investment adviser’s ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

(2) Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by the Series is exercised or unless a closing transaction is effected with respect to that position, the Series will realize a loss in the amount of the premium paid and any transaction costs.

(3) A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Series intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

(4) With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is “in-the-money” (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If the Series writes a call option on an index, the Series will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If the Series holds an index option and exercises it before the closing index value for that day is available, the Series runs the risk that the level of the underlying index may subsequently change.

(5) A Series’ activities in the options markets may result in a higher Series turnover rate and additional brokerage costs; however, the Series also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

FUTURES AND RELATED OPTIONS STRATEGIES. Each Series may engage in futures strategies for certain non-trading bona fide hedging, risk management and portfolio management purposes.

Each Series may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of the Series’ securities holdings. To the extent that a portion of a Series’ holdings correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. For example, if a Series correctly anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of the Series’ holdings. A Series may purchase index futures contracts if a significant market or market sector advance is anticipated. Such a purchase of a futures contract would serve as a temporary substitute for the purchase of the underlying securities, which may then be purchased, in an orderly fashion.

A-4

This strategy may minimize the effect of all or part of an increase in the market price of securities that a Series intends to purchase. A rise in the price of the securities should be in part or wholly offset by gains in the futures position.

As in the case of a purchase of an index futures contract, a Series may purchase a call option on an index futures contract to hedge against a market advance in securities that the Series plans to acquire at a future date. The Series may write covered put options on index futures as a partial anticipatory hedge, and may write covered call options on index futures as a partial hedge against a decline in the prices of securities held by the Series. This is analogous to writing covered call options on securities. The Series also may purchase put options on index futures contracts. The purchase of put options on index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by the Series.

FUTURES AND RELATED OPTIONS GUIDELINES. In view of the risks involved in using the futures strategies that are described above, each Series has adopted the following investment guidelines to govern its use of such strategies. The Board of Trustees may modify these guidelines without shareholder vote.

(1) Each Series will engage only in covered futures transactions, and each such transaction will remain covered so long as the Series is obligated thereby.

(2) No Series will write’ options on futures contracts if aggregate exercise prices of previously written outstanding options (whether on securities or securities indices), together with the value of assets used to cover all outstanding futures positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, a Series is required to deposit with its custodian, in a segregated account in the name of the futures broker through whom the transaction is effected, or earmark an amount of cash, U.S. Government securities or other liquid instruments generally equal to 10% or less of the contract value. This amount is known as “initial margin.” When writing a call or a put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin on a futures contract is in the nature of a performance bond or good-faith deposit on the contract that is returned to a Series upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Series may be required by a futures exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as “marking to market.” For example, when a Series purchases a contract and the value of the contract rises, the Series receives from the broker a variation margin payment equal to that increase in value. Conversely, if the value of the futures position declines, a Series is required to make a variation margin payment to the broker equal to the decline in value. Variation margin does not involve borrowing to finance the futures transaction, but rather represents a daily settlement of a Series’ obligations to or from a clearing organization.

Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option. Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and

A-5

therefore does not limit potential losses, because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for the Series to close a position and, in the event of adverse price movements, the Series would have to make daily cash payments of variation margin (except in the case of purchased options). However, if futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

In considering a Series’ use of futures contracts and related options, particular note should be taken of the following:

(1) Successful use by a Series of futures contracts and related options will depend upon the investment adviser’s ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. For example, if the price of an index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Series would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, the advantage may be partially offset by losses in the futures position. In addition, if a Series has insufficient cash, it may have to sell assets to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect a rising market. Consequently, a Series may need to sell assets at a time when such sales are disadvantageous to the Series. If the price of the futures contract moves more than the price of the underlying securities, a Series will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

(2) In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities that cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market. Such speculative activity in the futures market also may cause temporary price distortions. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

(3) Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although each Series intends to purchase and sell futures only on exchanges or boards of trade where there

A-6

appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, a Series would continue to be required to make variation margin payments.

(4) Like options on securities, options on futures contracts have limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that such markets for all options on futures contracts will develop.

(5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Series purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Series when the use of a futures contract would not, such as when there is no movement in the level of the underlying index value or the securities or currencies being hedged.

(6) As is the case with options, a Series’ activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. However, a Series also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

HEDGING STRATEGIES. The Short-Term Income Series’ investment adviser may use forward currency contracts, options and futures contracts and related options to attempt to hedge securities held by the Short-Term Income Series. There can be no assurance that such efforts will succeed. Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investment.

The Short-Term Income Series may enter into forward currency contracts either with respect to specific transactions or with respect to the Series’ positions. When the investment adviser believes that a particular currency may decline compared to the U.S. dollar, the Series may enter into a forward contract to sell the currency that the sub-adviser expects to decline in an amount approximating the value of some or all of the Series’ securities denominated in that currency. Such contracts may only involve the sale of a foreign currency against the U.S. dollar. In addition, when the Series anticipates purchasing or selling a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made.

The Short-Term Income Series also may sell (write) and purchase put and call options and futures contracts and related options on foreign currencies to hedge against movements in exchange rates relative to the U.S. dollar. In addition, the Short-Term Income Series may write and purchase put and call options on securities and stock indices to hedge against the risk of fluctuations in the prices of securities held by the Short-Term Income Series or which the investment adviser intends to include in the portfolio. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. The Series also may sell and purchase stock index futures contracts and related options to protect against a general stock market decline that could adversely affect the Series’ securities or to hedge against a general stock market or market sector advance to lessen the cost of future securities acquisitions. The Short-Term Income Series may use interest rate futures contracts and

A-7

related options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

The Short-Term Income Series will not enter into an options, futures or forward currency contract transaction that exposes the Short-Term Income Series to an obligation to another party unless the Series either (i) owns an offsetting (“covered”) position in securities, currencies, options, futures or forward currency contracts or (ii) has cash, receivables and liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above.

SPECIAL RISKS RELATED TO FOREIGN CURRENCY OPTIONS AND FUTURES CONTRACTS

Options and futures contracts on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The value of a foreign currency option or futures contract depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the Series’ position in a foreign currency option or currency contract may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options or futures transactions, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (that is, less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options or futures markets until they reopen.

As with other options and futures positions, the Short-Term Income Series’ ability to establish and close out such positions in foreign currencies is subject to the maintenance of a liquid secondary market. Trading of some such positions is relatively new. Although the Short-Term Income Series will not purchase or write such positions unless and until, in the investment adviser’s opinion, the market for them has developed sufficiently to ensure that the risks in connection with such positions are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option or futures contract at any specific time. Moreover, no Series will enter into OTC options that are illiquid if, as a result, more than 15% of its net assets would be invested in illiquid securities.

Settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Short-Term Income Series must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and it may be required to pay any fees, taxes and charges associated with such delivery that are assessed in the issuing country.

SWAP AGREEMENTS. The Short-Term Income Series may enter into swaps relating to indices, currencies, interest rates, and equity interests. A swap transaction is an agreement between the Short-Term Income Series and a counter party to act in accordance with the terms of the swap contract. Interest rate swaps involve the exchange by the Series with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Index swaps involve the exchange by the Short-Term Income Series with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative

A-8

future values. An equity swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a basket of stocks or a single stock.

The Short-Term Income Series may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Short-Term Income Series anticipates purchasing at a later date. Swaps have special risks including possible default by the counter party to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

SPECIAL RISKS RELATED TO SWAP AGREEMENTS. Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Short-Term Income Series is contractually obligated to make or receive. If the counter party to a swap defaults, the Series’ risk of loss consists of the net amount of payments that the Series is contractually entitled to receive. The Series will segregate an amount of cash or other liquid securities having a value equal to the accrued excess of its obligations over entitlements with respect to each swap on a daily basis.

Whether the use of swap agreements will be successful in furthering the Series’ investment objective will depend on the Investment adviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Certain swap agreements may be considered to be illiquid because they are two party contracts and because they may have terms of greater than seven days. Moreover, the Series bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter party. The Series will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. In addition, the Series will enter into swap agreements only with counter parties that would be eligible for consideration as repurchase agreement counter parties under the Series’ repurchase agreement guidelines. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Series’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

A-9

APPENDIX B

DESCRIPTION OF RATINGS

Moody’s, S&P and Fitch are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody’s, S&P and Fitch to the securities in which the Portfolios’ corresponding Series may invest is discussed below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The investment advisers and sub-advisers attempt to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a Series, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Series. In that event, an investment adviser will consider whether it is in the best interest of the Series to continue to hold the securities.

MOODY’S RATINGS

CORPORATE AND MUNICIPAL BONDS.

Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds that are rated Ba offer questionable financial security. Often the ability of these entities to meet obligations may be moderate and not well safeguarded in the future.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The highest rating for corporate and municipal commercial paper is “P-1” (Prime-1). Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

MUNICIPAL NOTES. The highest ratings for state and municipal short-term obligations are “MIG 1,” “MIG 2” and “MIG 3” (or “VMIG 1,” “VMIG 2” and “VMIG 3” in the case of an issue having a variable-rate demand feature). Notes rated “MIG 1” or “VMIG 1” are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. Notes rated “MIG 2” or “VMIG 2” are of high quality, with margins of protection that are ample although not so large as in the preceding group. Notes rated “MIG 3” or “VMIG 3” are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

S&P RATINGS

CORPORATE AND MUNICIPAL BONDS.

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay interest and repay principal.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB: Bonds rated BB is less vulnerable in the near term than other lower rated obligators. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions, which could lead to the obligator’s inadequate capacity to meet its financial commitments. An obligor rated “B” is more vulnerable than the obligators rated “BB”, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The “A-1” rating for corporate and municipal commercial paper indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be rated “A-1+.”

MUNICIPAL NOTES. The “SP-1” rating reflects a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be rated “SP-1+.” The “SP-2” rating reflects a satisfactory capacity to pay principal and interest.

FITCH RATINGS

DESCRIPTION OF FITCH’S HIGHEST STATE AND MUNICIPAL NOTES RATING.

AAA – Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA – Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

F-1+ – Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 – Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

BB Issues assigned this rating indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not considered investment grade

APPENDIX C

PROXY POLICIES, PROCEDURES, AND VOTING GUIDELINES

SPECIFIC TO WT INVESTMENT TRUST I AND WT MUTUAL FUND

RODNEY SQUARE MANAGEMENT CORPORATION

I. Introduction

On January 31, 2003, the Securities and Exchange Commission adopted a new rule and rule amendments under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), for certain registered investment advisers regarding adoption and disclosure of proxy voting policies and the preservation and disclosure of proxy voting records.

New Rule 206(4)-6 under the Advisers Act provides that it will be a fraudulent, deceptive or manipulative act, practice, or course of business within the meaning of Section 206(4) of the Advisers Act for an investment adviser to exercise voting authority with respect to client securities unless the investment adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of clients. In addition, amendments to Rule 204-2 under the Advisers Act set forth new record-keeping requirements.

This document has been developed in accordance with the new regulatory requirements for registered investment advisers who have implicit or explicit voting authority over client securities. For Rodney Square Management Corporation (“RSMC”), these Policies, Procedures, and Voting Guidelines are intended to form the basis for voting, recording and providing required disclosures to WT Investment Trust I (the “Trust”) and WT Mutual Fund (the “Fund”) (collectively, the “Funds”), RSMC’s only advisory clients.

As regulated management investment companies, the Funds comprise a master-feeder complex where investment securities are held by multiple underlying master investment series (“Series”). The Funds have adopted related policies and procedures to comply with similar new regulatory requirements under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

C-1

II.	Proxy Voting Delegation

A.	From the Funds to RSMC and Affiliate Investment Advisers:

1.	The Trust has numerous investment Series, some of which are advised by RSMC, and others that are managed by different Investment Advisers who are affiliated with RSMC. In addition, portions of some investment Series are managed by Sub-Advisers.

2.	Due to the nature of this master-feeder structure, the voting of proxies for securities held by the Trust has been delegated by the Board to RSMC and its affiliated Investment Advisers.

B.	From RSMC to Wilmington Trust Company:

1.	Pursuant to a Services Agreement between RSMC and its affiliate, Wilmington Trust Company (“Wilmington Trust”), certain dual employees of RSMC and Wilmington Trust may be authorized to coordinate the casting of proxy votes on behalf of RSMC’s clients, provided that the procedures and guidelines herein are followed by such individuals.

C.	From RSMC to Sub-Advisers for the International Multi-Manager Series:

1.	An Investment Adviser may further delegate proxy voting responsibilities to one or more Sub-Advisers to a Series if it is deemed that the Sub-Adviser(s) has the best level of expertise in a particular type of securities, or for other compelling reasons.

2.	Currently, RSMS has elected to delegate voting on behalf of the International Multi-Manager Series to the two Sub-Advisers currently managing portions of that Series.

III.	Proxy Voting Policies and Procedures

A.	General Policy Statement:

1.	Based on the premise that an issuer’s Board of Directors can properly assess the best course for a company and will act in the best interests of the shareholders in pursuing maximum long-term value, proxies will generally be voted as recommended by the issuer’s Board of Directors, except in cases where stockholder rights are substantially impaired, or as otherwise stated below.

2.	As new issues arise and trends develop, voting practices will be modified accordingly.

3.	Proxy voting for securities held by RSMC-advised Series is conducted in accordance with Proxy Voting Guidelines set forth herein that Wilmington Trust has independently developed over time.

4.	An independent proxy service, Institutional Shareholder Services (“ISS”), provides the mechanism through which the proxies for securities held by RSMC-advised Series are voted, but the voting of those proxies is directed by Wilmington Trust’s proxy analyst and is entirely based on Wilmington Trust’s Proxy Voting Guidelines.

5.	The proxy analyst conducts appropriate research based upon data gathered from the issuer’s proxy documents, ISS research material, financial publications, and other sources.

C-2

B.	Additions to and Deviations from Proxy Voting Guidelines:

1.	When a significant issue arises that is not addressed by Proxy Voting Guidelines currently in effect, the analyst brings it to the attention of Wilmington Trust’s Securities Review Committee. The Committee determines how the proxy should be voted and such determinations may result in the adoption of a new voting guideline.

2.	If the proxy analyst perceives the presence of special circumstances that would warrant making an exception to a guideline, the analyst must refer the matter to the Securities Review Committee for final determination. The exception may then become the rule should the Committee decide that an existing guideline should be reversed in light of changing times and circumstances.

C.	Conflicts of Interest:

1.	A potential conflict of interest may exist when RSMC or an affiliated entity has an interest that is reasonably likely to be affected by a proxy to be voted on behalf of the Funds and that could compromise RSMC’s independence of judgment and action in voting the proxy in the best interests of the Funds’ shareholders.

2.	In general, RSMC believes that consistently voting in accordance with the Proxy Voting Guidelines will address most anticipated conflicts of interest, as this process ensures that where there is a conflict of interest the proxy will be voted no differently than it would be voted in the absence of such conflict.

3.	Should RSMC deviate from the Proxy Voting Guidelines on a particular vote, then each matter being voted upon will be carefully assessed by the analyst and the Securities Review Committee to determine if a conflict of interest is present.

4.	In the event of a material conflict of interest, the Committee shall determine an appropriate resolution, which may include consultation with the Fund’s management or Board of Trustees, analyses by independent third parties, or other means necessary to ensure and demonstrate that a proxy was voted in the best interests of Fund shareholders not affected by RSMC’s or another party’s conflict.

D.	Written Analysis:

1.	Written analysis and related documentation must be retained to support (i) any conclusion as to how to cast votes with respect to changes to or deviation from current Proxy Voting Guidelines and/or (ii) the resolution of conflict of interest on a particular vote.

2.	This material should be preserved by RSMC, provided to the Funds, and maintained in the proxy voting files. However, public disclosure of such analysis is not required.

IV.	Proxy Voting Guidelines as of February 20, 2004

A.	RSMC will generally vote with an issuer’s management by voting:

1.	For election of directors;

2.	For appointment of auditors;

3.	For uncontested mergers;

4.	For proposals to establish a staggered board;

C-3

5.	For proposals to require that directors can be removed only for cause;

6.	For proposals to increase authorized shares;

7.	For proposals to require supermajority vote for takeover-related events - provided there is a “fair price” provision., but we vote against management in the absence of such fair price provision.);

8.	For proposals to limit director liability and indemnify directors, if the proposal provides that directors would remain liable and would not be indemnified should it be determined that there was willful misconduct on their part. We do not vote in favor of indemnification if there is pending litigation against directors;

9.	For executive stock option plans, employee stock-purchase plans, and compensation-related proposals in general, except we vote against proposals to re-price options;

10.	For proposals from heretofore tax-exempt funds to remove limits on investments in securities that are not exempt from the federal alternative minimum tax;

11.	For proposals to reincorporate in tax havens like Bermuda and the Cayman Islands;

12.	As management recommends on proposals to eliminate or establish preemptive rights;

13.	As management recommends on proposals to eliminate or establish cumulative voting;

14.	Against shareholder proposals that the company not provide pension benefits to non-employee directors;

15.	Against shareholder proposals to require a shareholder vote on large issuances of voting shares to a single person or group;

16.	Against shareholder proposals to require confidential voting;

17.	Against shareholder proposals that a majority of the Board be independent;

18.	Against shareholder proposals to subscribe to McBride Principles in Northern Ireland, or to cease doing business in countries with human rights violations.

19.	Against shareholder proposals to limit “golden parachutes;”

20.	Against shareholder proposals to limit the money paid to the company’s auditors for non-auditing services;

21.	Against shareholder proposals to index options;

22.	Against shareholder proposals to expense options; and

23.	With respect to mutual funds, we vote for proposals to allow mutual fund mergers to occur without shareholder vote being required, subject to the rules of the Investment Company Act of 1940.

C-4

B.	RSMC will generally vote against an issuer’s management by voting:

1.	For shareholder proposals requesting that management rescind takeover-related rights plans, except we don’t oppose the rights plan if it has a permitted bid provision and the provision is reasonable;

2.	For shareholder proposals to amend the by-laws of Delaware corporations to provide that they will no longer be governed by Section 203 of the Delaware General Corporation Law;

3.	For shareholder proposals to exclude abstentions when tabulating votes;

4.	Against proposals to establish a new class of common stock with magnified voting power;

5.	Against proposals to eliminate shareholder action by written consent;

6.	Against proposals to require that shareholder meetings can only be called by the Board of Directors. We favor provisions whereby special shareholder meetings can be called by an individual or group with at least ten percent voting power, and oppose proposals that would move the threshold away from ten percent – either higher or lower;

7.	Against proposals to authorize the Board to adopt, amend, or repeal the company’s by-laws without shareholder vote;

8.	Against proposals to require more than a simple majority shareholder vote to remove directors for cause;

9.	Against proposals to re-price options;

10.	With respect to British companies, we vote against proposals to disenfranchise shareholders who own more than a certain percentage of the outstanding stock and do not respond quickly enough to the company’s request to disclose the size of their holdings;

11.	With respect to French companies, we vote against proposals to allow the Board to issue stock in response to a takeover offer; and

C-5

12.	With respect to mutual funds, we vote

a.	against proposals to change a mutual fund’s investment objective, unless there is an extremely compelling reason,

b.	against proposals to eliminate the requirement that changes in a mutual fund’s investment objective be subject to shareholder vote,

c.	against proposals to change any of a mutual fund’s investment policies in a manner that would be counter to the fund’s investment objective, and

d.	if it is apparent that one of a mutual fund’s investment policies could be changed in a manner that would be counter to the fund’s investment objective, then we would vote against a proposal to eliminate the shareholder vote required to change that particular investment policy.

V.	Proxy Voting Record-keeping

A.	RSMC’s Record-keeping Responsibilities under the Advisers Act:

In compliance with the rule amendments that require advisers to maintain certain records relating to the proxy votes cast for clients, RSMC shall maintain the following records:

1.	Copies of all proxy voting policies, procedures, and voting guidelines;

2.	Copies of each proxy voting statement received regarding client securities;

3.	Records of each vote cast;

4.	Copies of any documents created by RSMC that were material to making a decision on how to vote a proxy, or that memorialize the basis for such decision, including written consents from clients.

5.	Copies of all written client requests for proxy voting records and any written response from RSMC to any (written or oral) request for such information.

6.	RSMC shall keep its proxy voting books and records, including all of the above items, in an easily accessible place for five years (the first two years in an appropriate office of RSMC).

C-6

B.	RSMC’s Record-keeping Responsibilities under the Investment Company Act:

1.	RSMC shall maintain separate records of each proxy vote it casts on behalf of each Series during the 12-month period ended June 30th of each year in the following format:

NAME OF THE ISSUER OF THE PORTFOLIO SECURITY
EXCHANGE TICKER SYMBOL OF THE PORTFOLIO SECURITY
(IF REASONABLY AVAILABLE)
CUSIP NUMBER FOR THE PORTFOLIO SECURITY
(IF REASONABLY AVAILABLE)
SHAREHOLDER MEETING DATE
BRIEF SUMMARY OF EACH MATTER VOTED UPON
WHETHER THE MATTER WAS PROPOSED BY THE ISSUER OR
BY A SECURITY HOLDER
WHETHER RSMC VOTED THE SERIES’ SHARES ON THE MATTER
HOW THE VOTE WAS CAST – “FOR,” “AGAINST,” “ABSTAIN,”
OR “WITHHELD” REGARDING ELECTION OF DIRECTORS
WHETHER RSMC VOTED THE SERIES’ SHARES
WITH OR AGAINST THE ISSUER’S MANAGEMENT

2.	RSMC will also support and coordinate all reporting and disclosure requirements.

3.	ISS or another third-party administrator maybe engaged to perform some or all of the activities described herein.

VI.	Disclosure Requirements

A.	Disclosure of Proxy Voting Policies, Procedures, and Records:

1.	RSMC shall prepare a concise summary of this document for delivery to any client upon request.

2.	The summary should also indicate that a copy of the complete Proxy Policies, Procedures, and Voting Guidelines is available upon request by clients.

3.	RSMC shall also inform clients how to obtain information on how their securities were voted.

As approved and ratified by the Board of Trustees on September 28, 2004

C-7

APPENDIX D

POLICIES AND PROCEDURES FOR PROXY VOTING

CRAMER ROSENTHAL MCGLYNN, LLC

REVISED MARCH 2004

     Cramer Rosenthal McGlynn, LLC (“CRM” or the “Firm”) is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). CRM serves as the investment adviser or sub-adviser of various (i) investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), (ii) private investment funds exempt from registration under the 1940 Act, and (iii) outside private accounts over which the Firm has discretionary investment authority.

1. Purpose

     In most cases, CRM clients have delegated to the Firm the authority to vote proxies relating to equity securities on their behalf. In exercising such voting authority over client proxies, CRM shall vote proxies in the best interest of its clients (the ultimate share owner or plan beneficiary) and shall not subrogate the clients’ interest to its own. The CRM Compliance Committee (the “Compliance Committee”) has determined that these Policies and Procedures For Proxy Voting (these “Policies”) are reasonably designed to assure that CRM votes client proxies in the best interest of clients and to provide clients with information about how their proxies are voted. In addition, these Policies are designed to satisfy CRM’s obligations under Rule 206(4)-6 under the Advisers Act.

2. CRM’s Proxy Voting Process

     CRM’s policy seeks to monitor corporate actions, analyze proxy solicitation materials, and vote client proxies for stocks which are held in client accounts in a timely and appropriate manner. CRM shall conduct such activities and vote client proxies in accordance with these Policies

3. Monitoring of Corporate Actions

     CRM monitors corporate actions electronically through a proxy service provided by Automated Data Processing Inc. Through the service, CRM receives electronic notice of upcoming proxy votes, meeting and record dates and other information on upcoming corporate actions by companies in which CRM clients are shareholders. CRM generally utilizes the service to electronically vote such proxies.

4. The Voting Process

Review of Proxy Solicitation Materials/Independent Recommendations

     CRM receives proxy materials through an independent third party, Institutional Shareholder Services (“ISS”).1 ISS provides analyses and voting recommendations based on empirical research measuring the impact of proxy issues on shareholder value.2 ISS’s voting recommendations cover three categories: (i) voting recommendations for social and environmental shareholder proposals; (ii) voting recommendations for “Taft-Hartley” accounts that are in the best long-term economic interest of plan participants and beneficiaries conforming

1	ISS analyzes proxy proposals for institutional investors and publishes a “proxy analysis” with research and a vote recommendation for approximately 17,000 shareholder meetings a year. ISS is well known in the industry and registered with the SEC as an investment adviser.

2	ISS recommendations are outlined in the ISS Proxy Guidelines, which are available to CRM clients upon request.

to AFL-CIO voting guidelines;1 and (iii) voting recommendations intended to generally maximize shareholder value.

     In determining how to vote on a proxy issue, CRM will consider ISS analysis and recommendations, as well as the portfolio manager’s own knowledge of the company (including its management, operations, industry and the particular proxy issue) in rendering a decision, with the exception of Taft-Hartley and accounts where the client specifically directs CRM to vote in a “socially responsible” manner (in which case CRM would generally follow the particular ISS recommendations for that category).

     Instances Where CRM Does Not Follow ISS Recommendation

     As stated above, there may be instances where the Firm determines that it is not in the best interest of clients to follow ISS recommendations with respect to certain proxy vote(s). These instances may involve non-routine and/or controversial issues, such as the re-pricing of options, adoption or substantial changes to a shareholder rights plan (or poison pill) or proxy contests, involving, for instance, a hostile takeover attempt but may also include more routine issues, such as the election of directors or auditor appointments. When CRM decides not to vote proxies in the manner recommended by ISS, CRM shall document the reasons for such decision.

5. Securities on Loan

     Securities over which CRM has voting authority in certain accounts are subject to being lent to other parties, including securities in private investment partnerships, registered mutual funds and certain other accounts. CRM has no role in the lending process; securities lending decisions are made by the custodian with the consent of and on behalf of the client. As a general matter, when a security is on “loan” as of the record date, CRM has no authority to vote, and shall not vote, a proxy for the security.

6. Clients Who Vote Their Own Proxies

     CRM clients may retain the authority to vote their own proxies in their discretion.

7. Conflicts and Potential Conflicts of Interest Between the Adviser and its Clients

     CRM recognizes that there may be a conflict of interest or potential conflict of interest between itself and its clients with respect to the voting of proxies of certain companies and has developed a mechanism for identifying and addressing such conflicts. Examples of such conflicts include, but are not limited to, instances where CRM manages financial assets for a company or CRM has another business relationship (such as a service provider or vendor) or where a CRM employee may be a member of the Board of Directors of a company for which proxies are voted.

     When a conflict or potential conflict between CRM and its clients has been identified, CRM will vote the proxy as recommended by ISS, subject to a review by the Compliance Committee to confirm that voting is in the best interest of clients.

     CRM has a “watch list” of issuers that may present a conflict of interest or potential conflict relating to proxy voting. The watch list is maintained by the Compliance Committee and amended, as appropriate. Proxy votes relating to issuers on the watch list are voted in accordance with the procedures in the last prior paragraph.

8. Disclosure

[1]	CRM receives an analysis intended to protect plan assets as required by the U.S. Department of Labor and the Employees Retirement Income Security Act of 1974 (“ERISA”).

     For CRM clients who are clients of the Firm as of the effective date of these Policies, the Firm shall deliver to such clients in a separate mailing1 the following: (i) a description of these Policies;2 (ii) information as to how the client can obtain information from CRM on how CRM voted the client’s proxies; and (iii) information as to how a client can obtain a copy of these Policies and/or the ISS Proxy Voting Guidelines.

     In addition, CRM, in its written brochure required under Rule 204-3 (the “Form ADV”) shall describe: (i) these Policies; (ii) how a client can obtain information from CRM on how it voted the client’s proxies; and (iii) how a client can obtain a copy of these Policies and/or the ISS Proxy Voting Guidelines.

9. Oversight

     The Compliance Committee shall have oversight responsibility for these Policies. In particular, the Compliance Committee shall have responsibility for monitoring the actual or potential conflicts of interest that may arise in relation to voting proxies for client securities.

10. Recordkeeping

     CRM shall retain the following books and records in, as appropriate, electronic or hard copy form:

          (1) These Policies as they may be amended from time to time.

          (2) A copy of each proxy statement received regarding client securities (which may be kept by relying on obtaining copies through the EDGAR system maintained by the Securities and Exchange Commission).

          (3) A record of each vote cast on behalf of clients.

          (4) Internal documents created that were material to the decision on how to vote any proxies or that memorialize the basis for such a decision, including any documentation relating to decisions to vote proxies other than in accordance with ISS recommendations.

          (5) Copies of written client requests for proxy voting records and of the Firm’s written responses to either a written or oral request for information on how the Firm voted proxies on behalf of the requesting client.

          (6) With respect to votes cast for securities held in any registered investment company, records of CUSIP numbers. Records for the CRM Mutual Funds shall be recorded and maintained by WT Mutual Fund.

     The above records shall be retained in an easily accessible place for a period of at least five (5) years from the end for the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of CRM.

behalf of clients are voted. This information is set forth below.

The following is a condensed version of all proxy voting recommendations contained in The ISS Proxy Voting Manual.

1	Appendix A sets forth the form of letter to be used.

2	Such description shall be a summary of the proxy voting process rather than a reiteration of the policies and procedures and will indicate that a copy of the policies and procedures is available upon request.

All of the information contained in this ISS Proxy Voting Manual has been prepared solely by Institutional Shareholder Services, Inc.

1. Operational Items

     Adjourn Meeting

     Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

     Amend Quorum Requirements

     Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

     Amend Minor Bylaws

     Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

     Change Company Name

     Vote FOR proposals to change the corporate name.

     Change Date, Time, or Location of Annual Meeting

     Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

     Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

     ISS Proxy Voting

     Guidelines Summary Ratifying Auditors

     Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent

•	Fees for non-audit services are excessive, or

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position. Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

     Vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

•	Transact Other Business

2.	Board of Directors

     Voting on Director Nominees in Uncontested Elections Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors’ investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

•	Attend less than 75 percent of the board and committee meetings without a valid excuse

•	Implement or renew a dead-hand or modified dead-hand poison pill

•	Ignore a shareholder proposal that is approved by a majority of the shares outstanding

•	Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

•	Failed to act on takeover offers where the majority of the shareholders tendered their shares

•	Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees

•	Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

•	Are audit committee members and the non-audit fees paid to the auditor are excessive.

     In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

Age Limits

     Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

Board Size

Vote FOR proposals seeking to fix the board size or designate a range for the board size. Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board

     Vote AGAINST proposals to classify the board.

     Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting

     Vote AGAINST proposals to eliminate cumulative voting. Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

Director and Officer Indemnification and Liability Protection

     Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.

     Vote AGAINST proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.

     Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

     Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

•	The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

•	Only if the director’s legal expenses would be covered.

Establish/Amend Nominee Qualifications

     Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

     Vote AGAINST shareholder proposals requiring two candidates per board seat.

Filling Vacancies/Removal of Directors

     Vote AGAINST proposals that provide that directors may be removed only for cause. Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

     Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chairman (Separate Chairman/CEO)

     Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:

     Designated lead director appointed from the ranks of the independent board members with clearly delineated duties

•	Majority of independent directors on board

•	All-independent key committees

•	Committee chairpersons nominated by the independent directors

•	CEO performance reviewed annually by a committee of outside directors

•	Established governance guidelines

•	Company performance.

Majority of Independent Directors/Establishment of Committees

     Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.

     Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Stock Ownership Requirements

     Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

     While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Term Limits

     Vote AGAINST shareholder proposals to limit the tenure of outside directors.

3.	Proxy Contests, Voting for Director Nominees in Contested Elections

     Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

•	• Long-term financial performance of the target company relative to its industry; management’s track record

•	• Background to the proxy contest

•	• Qualifications of director nominees (both slates)

•	• Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimbursing Proxy Solicitation Expenses

     Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Confidential Voting

     Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

4. Antitakeover Defenses and Voting Related Issues

     Advance Notice Requirements for Shareholder Proposals/Nominations Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

Amend Bylaws without Shareholder Consent

     Vote AGAINST proposals giving the board exclusive authority to amend the bylaws. Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills

     Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

     Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

Shareholder Ability to Act by Written Consent

     Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

     Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

     Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

     Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

     Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5.	Mergers and Corporate Restructurings

Appraisal Rights

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

•	Purchase price

•	Fairness opinion

•	Financial and strategic benefits

•	How the deal was negotiated

•	Conflicts of interest

•	Other alternatives for the business

•	Noncompletion risk.

Asset Sales

Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Impact on the balance sheet/working capital

•	Potential elimination of diseconomies

•	Anticipated financial and operating benefits

•	Anticipated use of funds

•	Value received for the asset

•	Fairness opinion

•	How the deal was negotiated

•	Conflicts of interest.

Bundled Proposals

Review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities

Votes on proposals regarding conversion of securities are determined on a CASE-BYCASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest. Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

•	Dilution to existing shareholders’ position

•	Terms of the offer

•	Financial issues

•	Management’s efforts to pursue other alternatives

•	Control issues

•	Conflicts of interest.

     Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

     Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

•	The reasons for the change

•	Any financial or tax benefits

•	Regulatory benefits

•	Increases in capital structure

•	Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

•	Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model

•	Adverse changes in shareholder rights

Going Private Transactions (LBOs and Minority Squeezeouts)

Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.

Joint Ventures

     Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.

Liquidations

     Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

     Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition

     Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

•	Prospects of the combined company, anticipated financial and operating benefits

•	Offer price

•	Fairness opinion

•	How the deal was negotiated

•	Changes in corporate governance

•	Change in the capital structure

•	Conflicts of interest.

Private Placements/Warrants/Convertible Debentures

     Votes on proposals regarding private placements should be determined on a CASE-BYCASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders’ position, terms of the offer, financial issues, management’s efforts to pursue other alternatives, control issues, and conflicts of interest. Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Spinoffs

     Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

•	Tax and regulatory advantages

•	Planned use of the sale proceeds

•	Valuation of spinoff

•	Fairness opinion

•	Benefits to the parent company

•	Conflicts of interest

•	Managerial incentives

•	Corporate governance changes

•	Changes in the capital structure.

Value Maximization Proposals

     Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6. State of Incorporation

Control Share Acquisition Provisions

     Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders. Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

     Vote FOR proposals to restore voting rights to the control shares.

Control Share Cashout Provisions

     Vote FOR proposals to opt out of control share cashout statutes.

Disgorgement Provisions

     Vote FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions

     Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

     Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freezeout Provisions

     Vote FOR proposals to opt out of state freezeout provisions.

Greenmail

     Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments. Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Reincorporation Proposals

     Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

     Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

Stakeholder Provisions

     Vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

State Antitakeover Statutes

     Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, controlshare cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions)

6. Capital Structure

Adjustments to Par Value of Common Stock

     Vote FOR management proposals to reduce the par value of common stock.

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Dual-class Stock

     Vote AGAINST proposals to create a new class of common’ stock with superior voting rights.

     Vote FOR proposals to create a new class of nonvoting or subvoting common stock if It is intended for financing purposes with minimal or no dilution to current shareholders

     It is not designed to preserve the voting power of an insider or significant shareholder

Issue Stock for Use with Rights Plan

     Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

Preemptive Rights

     Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

Preferred Stock

     Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

     Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

     Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

     Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

     Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

Recapitalization

     Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

Reverse Stock Splits

     Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

     Vote FOR management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

Share Repurchase Programs

     Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends

     Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

Tracking Stock

     Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of ‘voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

7. Executive and Director Compensation

     Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC’s rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

     Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for:

•	Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index), -

•	Cash compensation, and

•	Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

Director Compensation

Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

Stock Plans in Lieu of Cash

Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis. Vote FOR plans which provide a dollar-for-dollar cash for stock exchange. Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Director Retirement Plans

     Vote AGAINST retirement plans for non employee directors.

     Vote FOR shareholder proposals to eliminate retirement plans for non employee directors.

     Management Proposals Seeking Approval to Reprice Options

     Votes on management proposals seeking approval to reprice options are evaluated on a

     CASE-BY-CASE basis giving consideration to the following:

•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

•	Terml, of the option

•	Exercise price

•	Participation.

Employee Stock Purchase Plans

     Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

     Vote FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value

•	Offering period is 27 months or less, and

•	Potential voting power dilution (VPD) is ten percent or less.

     Vote AGAINST employee stock purchase plans where any of the following apply:

•	Purchase price is less than 85 percent of fair market value, or

•	Offering period is greater than 27 months, or

•	VPD is greater than ten percent

Incentive 1onus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)

     Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

     Vote FOR proposals to add performance goals to existing compensation plans to comply with thee provisions of Section 162(m) unless they are clearly inappropriate.

     Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BYCASE basis it sing a proprietary, quantitative model developed by ISS. Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)

     Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans

     Vote FOR proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay

     Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

     Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

     Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

     Vote FOR shareholder proposals to put option repricings to a shareholder vote.

     Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Option Expensing

     Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

Performance-Based Stock Options

     Vote CASE-BY-CASE on shareholder proposals advocating the use of performance based stock options (indexed, premium-priced, and performance-vested options), taking into account:

•	Whether the proposal mandates that all awards be performance-based

•	Whether the proposal extends beyond executive awards to those of lower-ranking employees

•	Whether the company’s stock-based compensation plans meet IS S’s SVT criteria and do not violate our repricing guidelines

Golden and Tin Parachutes

        Vote FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:

•	The parachute should be less attractive than an ongoing employment opportunity with the firm

•	The triggering mechanism should be beyond the control of management

•	The amount should not exceed three times base salary plus guaranteed benefits

8. Social and Environmental Issues

CONSUMER ISSUES AND PUBLIC SAFETY

Animal Rights

        Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

•	The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),

•	The availability and feasibility of alternatives to animal testing to ensure product safety, and

•	The degree that competitors are using animal-free testing.

Generally vote FOR proposals seeking a report on the company’s animal welfare standards unless:

•	The company has already published a set of animal welfare standards and monitors compliance

•	The company’s standards are comparable to or better than those of peer firms, and

•	There are no serious controversies surrounding the company’s treatment of animals

Drug Pricing

        Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

        Whether the proposal focuses on a specific drug and region

•	Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness

•	The extent that reduced prices can be offset through the company’s marketing budget without affecting R&D spending

•	Whether the company already limits price increases of its products

•	Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries

•	The extent that peer companies implement price restraints

Genetically Modified Foods

Vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company’s products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:

•	• The costs and feasibility of labeling and/or phasing out

•	The nature of the company’s business and the proportion of it affected by the proposal

•	The proportion of company sales in markets requiring labeling or GMO-free products

•	The extent that peer companies label or have eliminated GMOs

•	Competitive benefits, such as expected increases in consumer demand for the company’s products

•	The risks of misleading consumers without federally mandated, standardized labeling

•	Alternatives to labeling employed by the company.

     Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.

     Vote AGAINST proposals to completely phase out GMOs from the company’s products. Such resolutions presuppose that there are proven health risks to GMOs-an issue better left to federal regulators-which outweigh the economic benefits derived from biotechnology.

     Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company’s products, taking into account:

•	• The relevance of the proposal in terms of the company’s business and the proportion of it affected by the resolution

•	• The extent that peer companies have eliminated GMOs

•	• The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products

•	• Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs

•	• The percentage of revenue derived from international operations, particularly in Europe, where GMOs are more regulated.

     Vote AGAINST proposals seeking a report on the health and environmental effects of GMOs and the company’s strategy for phasing out GMOs in the event they become illegal in the United States. Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

Handguns

     Generally vote AGAINST requests for reports on a company’s policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies

Predatory Lending

     Vote CASE-BY CASE on requests for reports on the company’s procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

•	Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

•	Whether the company has adequately disclosed the financial risks of its subprime business

•	Whether the company has been subject to violations of lending laws or serious lending controversies

•	Peer companies’ policies to prevent abusive lending practices.

Tobacco

     Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:

•	Whether the company complies with all local ordinances and regulations

•	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness

•	The risk of any health-related liabilities.

Advertising to youth:

•	Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations

•	Whether the company has gone as far as peers in restricting advertising

•	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth

•	Whether restrictions on marketing to youth extend to foreign countries

Cease production of tobacco-related products or avoid selling products to tobacco companies:

•	The percentage of the company’s business affected

•	The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spinoff tobacco-related businesses:

•	The percentage of the company’s business affected

•	The feasibility of a spinoff

•	Potential future liabilities related to the company’s tobacco business.

Stronger product warnings:

     Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

     Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

ENVIRONMENT AND ENERGY

Arctic National Wildlife Refuge

     Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

•	Whether there are publicly available environmental impact reports;

•	Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and

•	The current status of legislation regarding drilling in ANWR.

CERES Principles

     Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

•	The company’s current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

•	The company’s environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills

•	Environmentally conscious practices of peer companies, including endorsement of CERES Costs of membership and implementation.

Environmental Reports

     Generally vote FOR requests for reports disclosing the company’s environmental policies unless it already has well-documented environmental management systems that are available to the public.

Global Warming

     Generally vote FOR reports on the level of greenhouse gas emissions from the company’s operations and products, unless the report is duplicative of the company’s current environmental disclosure and reporting or is not integral to the company’s line of business. However, additional reporting may be warranted if:

•	The company’s level of disclosure lags that of its competitors, or

•	The company has a poor environmental track record, such as violations of federal and state regulations.

Recycling

     Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

•	The nature of the company’s business and the percentage affected

•	The extent that peer companies are recycling

•	The timetable prescribed by the proposal

•	The costs and methods of implementation

•	Whether the company has a poor environmental track record, such as violations of federal and state regulations.

Renewable Energy Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

•	The nature of the company’s business and the percentage affected

•	The extent that peer companies are switching from fossil fuels to cleaner sources

•	The timetable and specific action prescribed by the proposal

•	The costs of implementation

•	The company’s initiatives to address climate change

     Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company’s current environmental disclosure and reporting or is not integral to the company’s line of business.

GENERAL CORPORATE ISSUES

Link Executive Compensation to Social Performance

     Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

•	The relevance of the issue to be linked to pay

•	The company’s level of disclosure lags that of its competitors, or

•	The company has a poor environmental track record, such as violations of federal and state regulations.

Recycling

     Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

•	The nature of the company’s business and the percentage affected

•	The extent that peer companies are recycling

•	The timetable prescribed by the proposal

•	The costs and methods of implementation

•	Whether the company has a poor environmental track record, such as violations of federal and state regulations.

Renewable Energy

     Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

•	The nature of the company’s business and the percentage affected

•	The extent that peer companies are switching from fossil fuels to cleaner sources

•	The timetable and specific action prescribed by the proposal

•	The costs of implementation

•	The company’s initiatives to address climate change

     Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company’s current environmental disclosure and reporting or is not integral to the company’s line of business.

GENERAL CORPORATE ISSUES

Link Executive Compensation to Social Performance

     Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

•	The relevance of the issue to be linked to pay

•	The degree that social performance is already included in the company’s pay structure and disclosed

•	The degree that social performance is used by peer companies in setting pay

•	Violations or complaints filed against the company relating to the particular social performance measure

•	Artificial limits sought by the proposal, such as freezing or capping executive pay

•	Independence of the compensation committee

•	Current company pay levels.

Charitable/Political Contributions

     Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	The company is in compliance with laws governing corporate political activities, and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

     Vote AGAINST proposals to report or publish in newspapers the company’s political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

     Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

     Vote AGAINST proposals restricting the company from making, charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

     Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

LABOR STANDARDS AND HUMAN RIGHTS China Principles

     Vote AGAINST proposals to implement the China Principles unless:

•	There are serious controversies surrounding the company’s China operations, and

•	The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

Country-specific human rights reports

     Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and steps to protect human rights, based on:

•	The nature and amount of company business in that country

•	The company’s workplace code of conduct

•	Proprietary and confidential information involved

•	Company compliance with U.S. regulations on investing in the country

•	Level of peer company involvement in the country.

International Codes of Conduct/Vendor Standards

     Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

•	The company’s current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent

•	Agreements with foreign suppliers to meet certain workplace standards

•	Whether company and vendor facilities are monitored and how

•	Company participation in fair labor organizations

•	Type of business

•	Proportion of business conducted overseas

•	Countries of operation with known human rights abuses

•	Whether the company has been recently involved in significant labor and human rights controversies or violations

•	Peer company standards and practices

•	Union presence in company’s international factories

     Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

•	The company does not operate in countries with significant human rights violations

•	The company has no recent human rights controversies or violations, or

•	The company already publicly discloses information on its vendor standards compliance.

MacBride Principles

     Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

•	Company compliance with or violations of the Fair Employment Act of 1989

•	Company antidiscrimination policies that already exceed the legal requirements

•	The cost and feasibility of adopting all nine principles

•	The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)

•	The potential for charges of reverse discrimination

•	The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted

•	The level of the company’s investment in Northern Ireland

•	The number of company employees in Northern Ireland

•	The degree that industry peers have adopted the MacBride Principles

•	Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

MILITARY BUSINESS Foreign Military Sales/Offsets

     Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Landmines and Cluster Bombs

     Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

•	Whether the company has in the past manufactured landmine components

•	Whether the company’s peers have renounced future production

     Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

•	What weapons classifications the proponent views as cluster bombs

•	Whether the company currently or in the past has manufactured cluster bombs or their components

•	The percentage of revenue derived from cluster bomb manufacture

•	Whether the company’s peers have renounced future production

Nuclear Weapons

     Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

Spaced-Based Weaponization

     Generally vote FOR reports on a company’s involvement in spaced-based weaponization unless:

•	The information is already publicly available or

•	The disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY

Board Diversity

     Generally vote FOR reports on the company’s efforts to diversify the board, unless:

•	The board composition is reasonably inclusive in relation to companies of similar size and business or

•	The board already reports on its nominating procedures and diversity initiatives.

     Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

•	The degree of board diversity

•	Comparison with peer companies

•	Established process for improving board diversity

•	Existence of independent nominating committee

•	Use of outside search firm

•	History of EEO violations.

Equal Employment Opportunity (EEO)

     Generally vote FOR reports outlining the company’s affirmative action initiatives unless all of the following apply:

•	The company has well-documented equal opportunity programs

•	The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

•	The company has no recent EEO-related violations or litigation.

     Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

Glass Ceiling

     Generally vote FOR reports outlining the company’s progress towards the Glass Ceiling Commission’s business recommendations, unless:

•	The composition of senior management and the board is fairly inclusive

•	The company has well-documented programs addressing diversity initiatives and leadership development

•	The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

•	The company has had no recent, significant EEO-related violations or litigation

Sexual Orientation

     Vote CASE-BY-CASE on proposals to amend the company’s EEO policy to include sexual orientation, taking into account:

•	Whether the company’s EEO policy is already in compliance with federal, state and local laws

•	Whether the company has faced significant controversies or litigation regarding unfair treatment of gay and lesbian employees

•	The industry norm for including sexual orientation in EEO statements

•	Existing policies in place to prevent workplace discrimination based on sexual orientation

     Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

10. Mutual Fund Proxies

Election of Directors

     Vote to elect directors on a CASE-BY-CASE basis, considering the following factors:

•	Board structure

•	Director independence and qualifications

•	Attendance at board and committee meetings.

•	Votes should be withheld from directors who:

•	Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding

•	Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

•	Are interested directors ‘and sit on the audit or nominating committee, or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Convert Closed-end Fund to Open-end Fund

     Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity

•	Votes on related proposals.

Proxy Contests

     Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the issues

•	Past shareholder activism, board activity, and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of directors

•	Experience and skills of director candidates

•	Governance profile of the company

•	Evidence of management entrenchment

Investment Advisory Agreements

     Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance compared to peers

•	Resulting fees relative to peers

•	Assignments (where the advisor undergoes a change of control).

Approve New Classes or Series of Shares

Vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals

     Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for antitakeover purposes.

1940 Act Policies

     Votes on 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk.

     Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Change Fundamental Restriction to Non-fundamental Restriction

     Proposals to change a fundamental restriction to a non-fundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors:

•	The fund’s target investments

•	The reasons given by the fund for the change

•	The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Non-fundamental

     Vote AGAINST proposals to change a fund’s fundamental investment objective to non-fundamental.

Name Change Proposals

     Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

Change in Fund’s Sub-classification

     Votes on changes in a fund’s sub-classification should be determined on a CASE-BYCASE basis, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation

     Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Strategies employed to salvage the company

•	The fund’s past performance

•	Terms of the liquidation.

Changes to the Charter Document

     Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

•	The state of incorporation

•	Regulatory standards and implications.

     Vote AGAINST any of the following changes:

•	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series

•	Removal of shareholder approval requirement for amendments to the new declaration of trust

•	Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act

•	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares

•	Removal of shareholder approval requirement to engage in and terminate sub-advisory arrangements

•	Removal of shareholder approval requirement to change the domicile of the fund

Change the Fund’s Domicile

     Vote reincorporations on a CASE-BY-CASE basis, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	Increased flexibility available.

Authorize the Board to Hire and Terminate Sub-advisors Without Shareholder Approval

     Vote AGAINST proposals authorizing the board to hire/terminate sub-advisors without shareholder approval.

Distribution Agreements

     Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement.

Master-Feeder Structure

     Vote FOR the establishment of a master-feeder structure.

Mergers

     Vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals to Establish Director Ownership Requirement

     Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Proxy Solicitation Expenses

     Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

     Shareholder Proposals to Terminate Investment Advisor Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the advisor’s management.

APPENDIX E

PROXY VOTING POLICIES AND PROCEDURES

ROXBURY CAPITAL MANAGEMENT, LLC

I. GENERAL PRINCIPLES

Roxbury Capital Management, LLC (“Roxbury”) recognizes its responsibility to vote proxies in respect of securities owned by a client in the economic best interests of its client and without regard to the interests of Roxbury or any other client of Roxbury.

These Proxy Voting Policies and Procedures (“Policies”) apply to securities held in client accounts in which Roxbury has direct voting authority. The Policies are subject to any proxy voting guideline or direction of a client as long as following the proxy voting guideline or direction is prudent under the circumstances.

Roxbury’s policy is to exercise its proxy voting discretion absent special circumstances and in accordance with the guidelines set forth in the “Proxy Voting Guidelines” below. Any changes to the Proxy Voting Guidelines must be pre-approved in writing by the Proxy Voting Committee (“Committee”).

II. VOTING PROCESS

Roxbury votes all proxies on behalf of a client’s portfolio unless a) the client requests in writing that Roxbury not vote, b) the proxies are associated with unsupervised securities, c) the proxies are associated with securities transferred to Roxbury’s management then liquidated because Roxbury does not follow those securities, or d) the costs of voting the proxies outweigh the benefits.

In addition, Roxbury does not vote proxies for some accounts that it manages under agreements it has with certain brokerage consultant firms whereby clients pay a single fee based on a percentage of assets under management for brokerage, custody and Roxbury’s investment management services (“Wrap Fee Agreement”). If Roxbury does not vote the proxies, it may make proxy voting recommendations to the brokerage consultant firm with whom it has a Wrap Fee Agreement and that firm votes the proxies.

The Operations Department (“Operations”) is responsible for voting proxies received by Roxbury. Operations will forward proxy proposals to the appropriate industry analyst.

The analyst will review the issues to be voted upon, related information, and the research provided by a proxy research service. The proxy research service also provides customized proxy research consistent with Roxbury’s policies for accounts with special vote sensitivities, including socially responsible and Taft Hartley accounts. The analyst will make a recommendation to the Proxy Voting Committee as to how the proxy issues should be voted.

The Proxy Voting Committee provides centralized management of the proxy voting process and makes all proxy voting decisions except under special circumstances as noted below. The Committee:

a)	supervises the proxy voting process, including the identification of potential material conflicts of interest involving Roxbury and the proxy voting process in respect of securities owned by a client;

b)	determines how to vote proxies relating to issues not covered by these Policies; and

c)	determines when Roxbury may deviate from these Policies.

The Proxy Voting Committee has at least three members at all times. Members of the Committee are comprised of portfolio managers, analysts, and one other Roxbury employee.

The Proxy Voting Committee will review the recommendations provided by Roxbury’s analyst. After review of these recommendations, the proxy will be voted according to the majority vote of the Committee. If a Committee member disagrees with the recommendations of the analyst, the reasons for the disagreement will be documented. Operations will keep documents of proxy decisions made by the Committee. Since Roxbury generally considers the quality of a company’s management in making investment decisions, Roxbury regularly votes proxies in accordance with the recommendations of a company’s management if there is no conflict with shareholder value.

Roxbury may determine not to vote proxies in respect of securities of any issuer if it determines it would be in its clients’ overall best interests not to vote. Such determination may apply in respect of all client holdings of the securities or only certain specified clients, as Roxbury deems appropriate under the circumstances. As an example, the Proxy Voting Committee may determine not to vote certain securities positions if, in its judgment, the expense and administrative inconvenience outweigh the benefits to clients of voting the securities.

Roxbury uses a proxy voting agent to ensure that, as much as possible, votable shares get voted and timely reporting is provided for Roxbury and its clients. Operations submits proxy votes for a portfolio to the proxy voting agent if the custodian of the portfolio’s assets has a relationship with the agent. Proxies for portfolios not set up at the proxy voting agent will be voted using other means.

III. CONFLICTS OF INTEREST

Potential or actual conflicts of interest relating to a particular proxy proposal may be handled in various ways depending on the type and materiality. Depending upon the facts and circumstances of each situation and the requirements of applicable law, options include:

     1) Voting the proxy in accordance with the voting recommendation of a non-affiliated third party vendor.

     2) Voting the proxy pursuant to client direction. Voting the securities of an issuer where the following relationships or circumstances exist are deemed to give rise to a material conflict of interest for purposes of these Policies:

a)	The issuer is a client of Roxbury and Roxbury manages its portfolio or its retirement plan. In such case, Roxbury will obtain an independent, third party opinion and will follow the recommendation of such third party.

b)	The issuer is an entity in which the Roxbury industry analyst assigned to review the proxy has a relative[1] in management of the issuer or an acquiring company. In such case, the analyst will not make any vote recommendations and another analyst will review the proxy. Although the proxy will be assigned to a different analyst, the industry analyst will still be available to answer questions about the issuer from other Proxy Committee members.

c)	The issuer is an entity in which a Proxy Committee member has a relative in management of the issuer or an acquiring company. In such case, the Proxy Committee member will not vote on the proxy and a member of the Executive Committee will vote instead.

d)	The issuer is an entity in which an officer or director of Roxbury or a relative of any such person is or was an officer, director or employee, or such person or relative otherwise has received more than $500 annually during Roxbury’s last three fiscal years. In such case, Roxbury will obtain an independent, third party opinion and will follow the recommendation of such third party.

[1] For the purposes of these Policies, “relative” includes the following family members: spouse, minor children or stepchildren or children or stepchildren sharing the person’s home.

e)	The issuer is Wilmington Trust Corporation. Due to Wilmington Trust Corporation’s partial ownership of Roxbury, Roxbury would have a conflict of interest in voting proxies on Wilmington’s stock; however, as a matter of policy, Roxbury does not purchase shares of Wilmington Trust Corporation for client portfolios.

f)	Another client or prospective client of Roxbury, directly or indirectly, conditions future engagement of Roxbury on voting proxies in respect of any client’s securities on a particular matter in a particular way.

g)	Conflict exists between the interests of an employee benefit plan’s portfolio and the plan sponsor’s interests. In such case, Roxbury will resolve in favor of the plan’s portfolio.

h)	Any other circumstance where Roxbury’s duty to serve its clients’ interests, typically referred to as its “duty of loyalty,” could be compromised.

Notwithstanding the foregoing, a conflict of interest described above shall not be considered material for the purposes of these Policies in respect of a specific vote or circumstance if:

•	The securities in respect of which Roxbury has the power to vote account for less than 1% of the issuer’s outstanding voting securities, but only if: (i) such securities do not represent one of the 10 largest holdings of such issuer’s outstanding voting securities and (ii) such securities do not represent more than 2% of the client’s holdings with Roxbury.

•	The matter to be voted on relates to a restructuring of the terms of existing securities or the issuance of new securities or a similar matter arising out of the holding of securities, other than common equity, in the context of a bankruptcy or threatened bankruptcy of the issuer.

For clients that are registered investment companies (“Funds”), where a material conflict of interest has been identified and the matter is not covered by the Policies, Roxbury will disclose the conflict and the Proxy Voting Committee’s determination of the manner in which to vote to the Fund’s Board or committee of the Board. The Proxy Voting Committee’s determination will take into account only the interests of the Fund, and the Proxy Voting Committee will document the basis for the decision and furnish the documentation to the Fund’s Board or committee of the Board.

For clients other than Funds, where a material conflict of interest has been identified and the matter is not covered by the Policies, the Proxy Voting Committee will disclose the conflict to the client and advise the client that its securities will be voted only upon the recommendations of an independent third party.

IV. RECORDKEEPING AND RETENTION

Operations retains records relating to the voting of proxies, including:

a)	a copy of these Policies and any amendments thereto;

b)	a copy of each proxy statement that Roxbury receives regarding client securities;

c)	a record of each vote cast by Roxbury on behalf of clients;

d)	a copy of any document created by Roxbury that was material to making a decision on how to vote or that memorialized the basis for that decision;

e)	a copy of each written request for information on how Roxbury voted proxies on behalf of the client, and a copy of any written response by Roxbury to any oral or written request for information on how Roxbury voted.

Roxbury will maintain and preserve these records for such period of time as required to comply with applicable laws and regulations.

Roxbury may rely on proxy statements filed on the SEC’s EDGAR system or on proxy statements and records of votes cast by Roxbury maintained by a third party, such as a proxy voting service (provided Roxbury had obtained an undertaking from the third party to provide a copy of the proxy statement or record promptly on request).

V. CLIENT DISCLOSURE

     Roxbury will provide a report of how proxies were voted and copy of its specific guidelines to those clients who request such information. Requests for proxy information may be sent to the attention of Proxy Department, Roxbury Capital Management, LLC, 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401.

PROXY VOTING GUIDELINES

     1. OPERATIONAL ITEMS

We support policies that strengthen shareholders’ rights in relation to annual and special shareholder meetings, ratification of auditors, maintaining shareholders’ ability to vote on transactions, compensation or other general corporate issues that may arise.

     2. BOARD OF DIRECTORS

We support policies that allow for strong corporate governance, including a majority of independent board directors, and key committees that are chaired by independent board directors.

We support declassified boards and oppose cumulative voting of stock. We support liability protection for board directors except in cases of gross negligence and fraud, and prefer stock ownership by boards, but do not require it.

     3. EXECUTIVE AND DIRECTOR COMPENSATION

We support executive and director compensation policies that appropriately align management incentives with creating long-term shareholder value. We consider the salaries, annual bonuses and option/restricted stock programs together in determining the reasonableness of compensation packages. We support salaries that are consistent with industry standards. We support annual bonuses that require management to achieve key business metrics that are definable, measurable, and are components to increasing shareholder value through sound business policies. We support stock compensation programs that limit the dilution to public shareholders while providing incentive to management and directors to increase shareholder value. We oppose restricted stock programs that do not require management to achieve key business metrics that are definable, measurable, and are components to increasing shareholder value through sound business policies. We oppose accelerated vesting of stock options or restricted stock as a result of short term stock price fluctuations. We oppose retirement and health care plans for non-employee directors. We support employee stock ownership plans (ESOPs) and 401(k) savings plans for employees. We generally oppose golden and tin parachute programs.

     4. PROXY CONTESTS

In a contested election of directors, we take into account the target company’s long-term financial performance relative to its industry, management’s track record, background to the proxy contest, qualifications of director nominees (both slates), stock ownership positions, and evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met. We support confidential voting.

     5. ANTI-TAKEOVER DEFENSES AND VOTING RELATED ISSUES

We oppose policies that weaken shareholders’ rights in the event of proposed mergers and acquisitions. We oppose poison pills and supermajority voting requirements. We also oppose giving the board of directors exclusive authority to amend the bylaws, and we support proposals to allow or make easier shareholder actions by written consent. We support reasonable proposals for shareholders to call special meetings.

     6. MERGERS AND CORPORATE RESTRUCTURINGS

Proposals pertaining to asset purchases or sales, bundled proposals, securities conversions, reorganizations, restructurings, joint ventures, leverage buy-outs, liquidations, mergers and acquisitions, spin-offs, or other such corporate actions are evaluated on a case-by-case basis taking into consideration the terms of the transaction, the proposed benefit to shareholders, and the likelihood of achieving such benefit.

     7. STATE OF INCORPORATION

We support reincorporation proposals that are based on sound business reasons and do not infringe upon or weaken shareholders’ rights.

     8. CAPITAL STRUCTURE

Proposals to change capital structure are evaluated for their impact and ability to strengthen shareholder rights. We oppose creating new classes of stock with different voting rights. We oppose increasing authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill). We oppose increases in common stock that allow for excessive granting of options. We oppose authorizing new classes of stock with unspecified voting, conversion, dividend distribution, and other rights.

     9. SOCIAL AND ENVIRONMENTAL ISSUES

Proposals in this category, initiated primarily by shareholders, typically request that the company disclose or amend certain business practices. We generally believe that these are “ordinary business matters” that are primarily the responsibility of management and should be evaluated and approved solely by the corporation’s board of directors. Many times, such proposals are for items in which the company already makes disclosures and is bound by rules from various existing regulatory or enforcement agencies. Often, proposals may address concerns with which we philosophically agree, but absent a compelling economic impact on shareholder value, we will typically vote with management on these proposals. This reflects our opinion that regardless of our personal perspective on the issue, these decisions should be the province of company management unless they have a significant, tangible impact on the value of our investment and we don’t view management as responsive in the matter.

WT MUTUAL FUND

Wilmington Large Cap Strategic Allocation Fund
Wilmington Mid Cap Strategic Allocation Fund
Wilmington Small Cap Strategic Allocation Fund
Wilmington International Strategic Allocation Fund*
Wilmington Real Estate Strategic Allocation Fund**

1100 North Market Street
Wilmington, Delaware 19890

STATEMENT OF ADDITIONAL INFORMATION

NOVEMBER 1, 2004

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Strategic Allocation Funds’ current prospectus dated November 1, 2004, as amended from time to time. A copy of the prospectus may be obtained without charge, by writing to Professional Funds Distributor, LLC (the “Distributor”), 760 Moore Road, King of Prussia, PA 19406. A copy may also be obtained from certain institutions such as banks or broker-dealers that have entered into servicing agreements with the Distributor or by calling (800) 336-9970.

Audited financial statements for the funds and the Series in which they invest for the fiscal year ended June 30, 2004, included in their Annual Reports to shareholders, are incorporated into this SAI by reference. Each fund’s annual and semi-annual reports to shareholders are available without charge by calling (800) 336-9970.

*	Formerly the Wilmington International Multi-Manager Portfolio.

**	Formerly the Wilmington Real Estate Portfolio.

GENERAL INFORMATION	1
INVESTMENT POLICIES	1
INVESTMENT LIMITATIONS	7
TRUSTEES AND OFFICERS	10
CODE OF ETHICS	17
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	18
INVESTMENT ADVISORY AND OTHER SERVICES	19
SUB-ADVISORY SERVICES	20
ADMINISTRATION AND ACCOUNTING SERVICES	22
ADDITIONAL SERVICE PROVIDERS	23
DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN	23
BROKERAGE ALLOCATION AND OTHER PRACTICES	24
CAPITAL STOCK AND OTHER SECURITIES	26
PURCHASE, REDEMPTION AND PRICING OF SHARES	27
DIVIDENDS	29
TAXATION OF THE FUNDS	29
FINANCIAL STATEMENTS	33
APPENDIX A OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES	A-1
APPENDIX B DESCRIPTION OF RATINGS	B-1
APPENDIX C PROXY POLICIES, PROCEDURES, AND VOTING GUIDELINES	C-1

GENERAL INFORMATION

WT Mutual Fund (“WT Fund”) was organized as a Delaware business trust on June 1, 1994. WT Fund has established the following series described in this SAI: the Wilmington Large Cap Strategic Allocation Fund (the “Large Cap Fund”), the Wilmington Mid Cap Strategic Allocation Fund (the “Mid Cap Fund”), the Wilmington Small Cap Strategic Allocation Fund (the “Small Cap Fund” and collectively with the Large Cap Fund and Mid Cap Fund, the “Cap Funds”), the Wilmington International Strategic Allocation Fund (the “International Fund”) and the Wilmington Real Estate Strategic Allocation Fund (the “Real Estate Fund” and together with the International Fund and the Cap Funds, the “Funds”). Each of these Funds issues Institutional and Investor Shares classes. In addition, the Cap Funds issue a Service Shares class. Each Fund is a diversified, open-end management investment company.

INVESTMENT POLICIES

The following information supplements the information concerning each Fund’s investment objective, policies and limitations found in the prospectus. Unless otherwise indicated, it applies to the Funds through their investment in shares of series (the “Series”) of WT Investment Trust I (the “Trust”) an affiliate of the WT Fund. The Series are: (i) the Large Cap Quantitative Series and the Large Cap Multi-Manager Series; (ii) the Mid Cap Quantitative Series and the Mid Cap Multi-Manager Series; (iii) the Small Cap Quantitative Series and the Small Cap Multi-Manager Series; (iv) the International Multi-Manager Series; and (v) the Real Estate Series.

The investment objective of each of the Cap Funds and its Series is to achieve long-term capital appreciation.

The Large Cap Fund seeks to achieve its investment objective by investing at least 80% of its assets in shares of Series, which invest primarily in equity securities of large cap companies, in order to give the Fund broad exposure to large companies in the U.S. equity markets. Currently, the Fund invests in shares of the Large Cap Quantitative Series and the Large Cap Multi-Manager Series.

The Mid Cap Fund seeks to achieve its investment objective by investing at least 80% of its assets in shares of Series, which invest primarily in equity securities of large cap companies, in order to give the Fund broad exposure to large companies in the U.S. equity markets. Currently, the Fund invests in shares of the Mid Cap Quantitative Series and the Mid Cap Multi-Manager Series.

The Small Cap Fund seeks to achieve its investment objective by investing at least 80% of its assets in shares of Series, which invest primarily in equity securities of large cap companies, in order to give the Fund broad exposure to large companies in the U.S. equity markets. Currently, the Fund invests in shares of the Small Cap Quantitative Series and the Small Cap Multi-Manager Series.

Each of the Cap Funds invests all of its assets in Series in accordance with weightings determined by the Fund’s investment adviser. Each Series invests in a portfolio of investment securities in accordance with its investment polices and strategies. Currently, the Cap Funds invest in the shares of the Series; however, at any time, the Funds’ investment adviser, Rodney Square Management Corporation (“RSMC”), may substitute, add or subtract Series in which a Cap Fund may invest.

The investment objective for the International Fund is to seek superior long-term capital appreciation. The Fund seeks to achieve its investment objective by investing at least 85% of its assets in a diversified portfolio of equity (or related) securities of foreign issuers.

The investment objective of the Real Estate Fund is to achieve long-term growth of capital and high current income. The Fund seeks its investment objective by investing all of its assets in the Real Estate Series. Under normal market conditions, the Real Estate Series will invest at least 80% of its net assets in securities of real estate and real estate-related companies.

The investment objectives and policies of the Cap Funds may be changed upon 60 days’ written notice to shareholders. The investment objectives of the International Fund and the Real Estate Fund may not be changed without shareholder approval.

MONEY MARKET FUNDS. The International Multi-Manager and Real Estate Series may invest in the securities of money market mutual funds, within the limits prescribed by the Investment Company Act of 1940 (the “1940 Act”). (See “Investment Company Securities.”)

U.S. GOVERNMENT OBLIGATIONS. Each Series may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of such agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government generally directly or indirectly backs payment of the interest and principal on these obligations. This support can range from securities supported by the full faith and credit of the United States (for example, Ginnie Mae securities) to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac, the Tennessee Valley Authority, Federal Farm Credit Banks and Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, a Series must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

COMMERCIAL PAPER. Each Series may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Series may invest only in commercial paper rated A-1 or higher by S&P or Moody’s or if not rated, determined by the investment adviser or sub-adviser to be of comparable quality.

BANK OBLIGATIONS. Each Series may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers’ acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly owned banking subsidiaries of such foreign banks located in the United States.

Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, of the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:

•	BANKERS’ ACCEPTANCES. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

•	CERTIFICATES OF DEPOSIT. Certificates of Deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

•	TIME DEPOSITS. Time deposits are bank deposits for fixed periods of time.

CONVERTIBLE SECURITIES. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, a Series’ selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.

2

Each Series may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization (“NRSRO”) such as Moody’s or S&P, or if unrated, are determined by the investment adviser or a sub-adviser, as applicable, to be of comparable quality. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Should the rating of a security be downgraded subsequent to a Series’ purchase of the security, the investment adviser or a sub-adviser, as applicable, will determine whether it is in the best interest of a Series to retain the security.

DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

DEPOSITARY RECEIPTS. American Depositary Receipts (ADRs) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

FOREIGN SECURITIES. The Series may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities. (See “Depositary Receipts” above.) The International Multi-Manager Series invests primarily in foreign securities and the Real Estate Series may invest up to 25% of its assets in foreign securities. Foreign securities include equity or debt securities issued by issuers outside the United States, and include securities in the form of ADRs and EDRs (see “Depositary Receipts”). Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the counter markets. Investing in foreign securities involves certain special risks and considerations that are not typically associated with investing in U.S. companies, including, but not limited to, (i) generally less liquid and less efficient securities markets, (ii) generally greater price volatility, (iii) exchange rate fluctuations and exchange controls, (iv) the imposition of restrictions on the expatriation of funds or other assets, (v) less publicly available information about issuers, (vi) the imposition of taxes (vii) higher transaction and custody costs, (viii) settlement delays and risk of loss, (ix) difficulties in enforcing contracts, (x) less liquidity and smaller market capitalizations, (xi) lesser regulation of securities markets, (xii) different accounting and disclosure standards, (xiii) governmental interference, (xiv) higher inflation, (xv) social, economic and political uncertainties, (xvi) the risk of expropriation of assets, (xvii) and the risk of war.

HEDGING STRATEGIES. Each Series may engage in certain hedging strategies that involve options, and futures. These hedging strategies are described in detail in Appendix A.

ILLIQUID SECURITIES. Each Series may invest no more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on a Series’ books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to the investment adviser, pursuant to guidelines approved by the Board. The investment adviser will monitor the liquidity of securities held by a Series and report periodically on such decisions to the Board. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Series’ adviser or sub-adviser to the Board of Trustees.

3

INVESTMENT COMPANY SECURITIES AND EXCHANGE TRADED FUNDS. Each Series may invest in investment company securities issued by open-end and closed-end investment companies, including exchange traded funds (“ETFs”). Such investments are subject to limitations prescribed by the 1940 Act unless an SEC exemption is applicable. These limitations currently provide, in part, that the Series may not purchase shares of an investment company if (a) such a purchase would cause the Series to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Series to have more than 5% of its total assets invested in the investment company or (c) more than 10% of the Series’ total assets to be invested in the aggregate in all investment companies. As a shareholder in an investment company, a Series would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including iShares, registered investment companies are permitted to invest in iShares beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to iShares Funds, including that such investment companies enter into an agreement with iShares Funds. The Series have entered into such an agreement.

As a shareholder in another investment company, a Series would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. A Fund’s investment of its assets in its corresponding Series is excepted from these limitations

MORTGAGE-BACKED SECURITIES. The Real Estate Series may invest in mortgage-backed securities. Mortgage-backed securities are securities representing interests in a pool of mortgages secured by real estate property.

Ginnie Mae mortgage-backed securities are securities representing interests in pools of mortgage loans to residential home buyers made by lenders such as mortgage bankers, commercial banks and savings associations and are either guaranteed by the Federal Housing Administration or insured by the Department of Veterans Affairs. Timely payment of interest and principal on each mortgage loan is backed by the full faith and credit of the U.S. Government.

Fannie Mae and Freddie Mac both issue mortgage-backed securities that are similar to Ginnie Mae securities in that they represent interests in pools of mortgage loans. Fannie Mae guarantees timely payment of interest and principal on its certificates and Freddie Mac guarantees timely payment of interest and ultimate payment of principal. Freddie Mac also has a program under which it guarantees timely payment of scheduled principal as well as interest. Fannie Mae and Freddie Mac guarantees are backed only by those agencies and not by the full faith and credit of the U.S. Government. In the case of mortgage-backed securities that are not backed by the U.S. Government or one of its agencies, a loss could be incurred if the collateral backing these securities is insufficient. This may occur even though the collateral is U.S. Government-backed.

Most mortgage-backed securities pass monthly payment of principal and interest through to the holder after deduction of a servicing fee. However, other payment arrangements are possible. Payments may be made to the holder on a different schedule than that on which payments are received from the borrower, including, but not limited to, weekly, bi-weekly and semiannually. The monthly principal and interest payments also are not always passed through to the holder on a pro rata basis. In the case of collateralized mortgage obligations (“CMOs”), the pool is divided into two or more tranches and special rules for the disbursement of principal and interest payments are established.

CMO residuals are derivative securities that generally represent interests in any excess cash flow remaining after making required payments of principal and interest to the holders of the CMOs described above. Yield to maturity on CMO residuals is extremely sensitive to prepayments. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual also will be extremely sensitive to the level of the index upon which interest rate adjustments are based.

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities and may be issued by agencies or instrumentalities of the U.S. Government or by private mortgage lenders. SMBS usually are structured with two classes that receive different proportions of the interest and/or principal distributions on a pool of mortgage assets. A common type of SMBS will have one class of holders receiving all interest payments — “interest only” or

4

“IO” — and another class of holders receiving the principal repayments - “principal only” or “PO.” The yield to maturity of IO and PO classes is extremely sensitive to prepayments on the underlying mortgage assets.

Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Series invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

SHORT SALES. In a short sale, a Series does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Series is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Series will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Series or a security convertible into or exchangeable for such security, or when the Series does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in the Series’ long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Series owns, either directly or indirectly, and, in the case where the Series owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against the Series’ position in a convertible security, the anticipated fluctuation in the conversion premium is considered. The Series may also make short sales to generate additional income from the investment of the cash proceeds of short sales. The Series will only make short sales “against the box,” meaning that at all times when a short position is open, the Series owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. To secure its obligation to deliver the securities sold short, the Series will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. The Real Estate Series may pledge no more than 10% of its total assets as collateral for short sales against the box.

OPTIONS ON SECURITIES AND SECURITIES INDICES. Each Series may purchase call options on securities that the investment adviser or sub-adviser intends to include in a Series in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The Series may purchase put options to hedge against a decline in the market value of securities held in the Series or in an attempt to enhance return. The Series may write (sell) put and covered call options on securities in which they are authorized to invest. The Series may also purchase put and call options, and write put and covered call options on U.S. securities indices. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. Of the percentage of the total assets of a Series that are invested in equity (or related) securities, the Series may not invest more than 10% of such assets in covered call options on securities and/or options on securities indices.

REAL ESTATE COMPANIES. The Real Estate Series will under normal market conditions invest at least 80% of its total assets securities (including, but not limited to common shares, preferred shares and convertible preferred shares) and debt securities issued by real estate companies, including REITs. A “Real Estate Company” is a company (i) that generally derives at least 50% of its revenue from the ownership, leasing, construction, financing, management or sale of commercial, industrial or residential real estate (or has at least 50% of its assets invested in such real estate) or (ii) whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages. As part of this policy, the Real Estate Series may also invest in rights or warrants to purchase income-producing common and preferred shares of Real Estate Companies. Substantially all of the equity securities of Real Estate Companies in which the

5

Real Estate Series intends to invest are traded on a national securities exchange or in the over-the-counter markets. The Real Estate Series may invest up to 20% of its total assets in U.S. Government obligations and other debt securities, including convertible debt securities, issued by Real Estate Companies.

REITs. The Real Estate Series may invest all of its assets in equity and/or debt securities issued by REITs. A REIT is a Real Estate Company that pools investors’ funds for investment primarily in income-producing real estate properties or in real estate related loans (such as mortgages) or other interests. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs.

Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and gradual asset appreciation. The income-producing real estate properties in which equity REITs invest typically include properties such as office, retail, industrial, hotel and apartment buildings and healthcare facilities. Equity REITs can realize capital gains by selling properties that have appreciated in value.

Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments on the mortgages.

Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners. The Real Estate Series may invest in both publicly and privately traded REITs.

REPURCHASE AGREEMENTS. Each Series may invest in repurchase agreements. A repurchase agreement is a transaction in which a Series purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Series if the other party to the repurchase agreement defaults), it is the policy of each Series to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the investment adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of a Series’ investment limitations.

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the “1933 Act”) or an exemption from registration. Each Series is subject to an investment limitation on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the investment adviser or a sub-adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the investment adviser or a sub-adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the investment adviser or a sub-adviser intends to purchase securities that are exempt from registration under Rule 144A.

SECURITIES LENDING. Each Series may from time to time lend its portfolio securities pursuant to agreements that require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Series exceeds one-third of the value of the Series’ total assets taken at fair market value. A Series will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Series will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the investment adviser to be of good standing and when, in the judgment of the investment adviser, the consideration

6

that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.

TEMPORARY DEFENSIVE POSITIONS. Each Series may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by an NRSRO, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that a Series will be unable to achieve its investment objective.

PORTFOLIO TURNOVER. Portfolio turnover rates of the Cap Funds and the Series for the twelve month periods ended June 30, 2004 and June 30, 2003 were:

	Fiscal Year Ended June 30,
	2004	2003
Wilmington Large Cap Strategic Allocation Fund	26%	N/A
Wilmington Mid Cap Strategic Allocation Fund	17%	N/A
Wilmington Small Cap Strategic Allocation Fund	20%	N/A
Large Cap Multi-Manager Series	42%	N/A
Large Cap Quantitative Series	15%	N/A
Mid Cap Multi-Manager Series	48%	N/A
Mid Cap Quantitative Series	17%	N/A
Small Cap Multi-Manager Series	109%	N/A
Small Cap Quantitative Series	20%	N/A
International Multi-Manager Series	129%	148%
Real Estate Series	29%	N/A

INVESTMENT LIMITATIONS

Except as otherwise provided, the Funds and the Series in which they invest have adopted the investment limitations set forth below. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market value of a Fund’s or a Series’ assets or redemptions of shares will not be considered a violation of a limitation.

Except as otherwise provided, the Funds and the Series have adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of a Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of a Fund. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund’s assets or redemptions of shares will not be considered a violation of the limitation.

The International Multi-Manager Series and the Real Estate Series will not as a matter of fundamental policy:

1.	purchase the securities of any one issuer, if as a result, more than 5% of a Series’ total assets would be invested in the securities of such issuer, or the Series would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) each Series may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;

2.	purchase securities of any issuer if, as a result, more than 25% of a Series’ total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that this limitation does not apply to debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and, with respect to the Real Estate Series, this limitation does not apply to municipal securities. However, the Real Estate Series may invest more than 25% of its

7

total assets in the real estate industry and intends to be concentrated in the securities of domestic and foreign real estate and real estate related companies. For purposes of the Real Estate Series’ policy, real estate and real estate related companies consist of companies (i) that generally derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate (or has at least 50% of its assets invested in such real estate) or (ii) whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.

3.	borrow money, provided that a Series may borrow money for temporary or emergency purposes, and then in an aggregate amount not in excess of 10% of a Series’ total assets;

4.	make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

5.	underwrite any issue of securities, except to the extent that a Series may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6.	purchase or sell real estate, provided (i) that a Series each may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts, and (ii) that, with respect to the Real Estate Series, investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Real Estate Series may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

7.	purchase or sell physical commodities, provided that a Series may invest in, purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or

8.	issue senior securities, except to the extent permitted by the 1940 Act.

The investment limitations described above do not prohibit a Fund from investing all or substantially all of its assets in the shares of another registered open-end investment company such as the corresponding series of WT Investment Trust I.

The following non-fundamental policies apply to each of the International Multi-Manager Series and the Real Estate Series unless otherwise indicated, and the Board of Trustees may change them without shareholder approval. The International Fund and the Real Estate Fund will not:

1.	pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by a Series, provided that the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for future contracts are not deemed to be pledges or hypothecations for this purpose;

2.	make short sales of securities except short sales “against the box;”

3.	purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities;

4.	purchase additional portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets; and

8

5.	with respect to the Real Estate Series only, borrow money in an amount greater than 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Real Estate Series may not borrow for leveraging, but may borrow for temporary or emergency purposes, in response to adverse market conditions, or for cash management purposes.

When engaging in options, futures and forward currency contract strategies, a Series will either: (1) set aside cash or liquid securities in a segregated account with the Fund’s custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while he strategy is outstanding, unless they are replaced with similar assets.

The following non-fundamental policies apply to each Cap Fund and the Series in which it invests unless otherwise indicated, and the Board of Trustees may change them without shareholder approval. Each Cap Fund and Series will not:

1.	purchase the securities of any one issuer, if as a result, more than 5% of a Series’ total assets would be invested in the securities of such issuer, or a Series would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) each Series may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by (a) the U.S. Government, its agencies or instrumentalities or (b) ETFs pursuant to an SEC exemptive order or other grant of relief from the limits of section 12(d)(i) of the 1940 Act; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;

2.	invest 25% or more of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to a Cap Fund’s investment in a Series. This restriction also does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities;

3.	borrow money, provided that each Cap Fund or Series may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3% its assets;

4.	make loans of money or securities, except by entering into repurchase agreements. (For the purpose of this restriction, lending of portfolio securities by a Series are not deemed to be loans);

5.	underwrite any issue of securities, except to the extent that a Cap Fund or a Series may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6.	purchase or sell real estate or interests therein, although each Series may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein, including real estate investment trusts;

7.	purchase or sell physical commodities, provided that each Series may purchase or write interest rate, and stock index futures contracts and related options thereon;

8.	issue senior securities, except to the extent permitted by the 1940 Act, provided that each of the Cap Funds and Series may borrow money subject to its investment limitation on borrowing and insofar as a Cap Fund or Series may be deemed to have issued a senior security by reason of entering into repurchase agreements;

9.	pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by a Cap Fund or Series. (For the purpose of this restriction, the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities by an and collateral arrangements with respect to margin for future contracts by a Series are not deemed to be pledges or hypothecations);

10.	make short sales of securities except short sales against the box;

9

11.	purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that a Series may make initial and variation margin deposits in connection with permitted transactions in options without violating this limitation; or

12.	purchase securities if its outstanding borrowings exceed 5% of the value of its total assets

When engaging in options, futures and forward currency contract strategies, a Series will either: (1) earmark or set aside cash or liquid securities in a segregated account with the custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while he strategy is outstanding, unless they are replaced with similar assets.

Notwithstanding any other investment policy or restriction, each Fund may seek to achieve its investment objectives by investing all or substantially all of its assets in one or more registered investment companies such as the Series and other series of the Trust.

Notwithstanding the foregoing investment restrictions, a Series, in which a Cap Fund invests or may invest, may have adopted certain investment restrictions which may be more or less restrictive than those listed above, which may permit a Fund to indirectly engage in investment strategies that are prohibited under the investment restrictions listed above.

TRUSTEES AND OFFICERS

The following tables present certain information regarding the Board of Trustees and officers of WT Fund. All persons named as Trustees and officers also serve in a similar capacity for the Trust. Each person listed under “Interested Trustees” below is an “interested person” of each of the Funds’ or their Series’ investment adviser, WT Fund or the Trust, within the meaning of the 1940 Act. Each person who is not an “interested person” of the Funds’ or Series’ investment adviser, WT Fund or the Trust within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below. For purposes of the information below, “WT Fund Complex” refers to WT Fund and the Trust, collectively. The address of each Trustee as it relates to WT Fund’s business is 1100 North Market Street, Wilmington, DE 19890.

				Number of
				Funds in WT
			Principal	Fund	Other
	Position(s)	Term of Office and	Occupation(s)	Complex	Directorships
	Held with WT	Length of Time	During Past	Overseen by	Held by
Name and Date of Birth	Fund	Served	Five Years	Trustee	Trustee
INTERESTED TRUSTEES

ROBERT J. CHRISTIAN[1] Dae of Birth: 2/49	Trustee, President, Chief Executive Officer and Chairman of the Board	Shall serve until death, resignation or removal. Trustee, President and Chairman of the Board since October 1998.	Executive Vice President and Chief Investment Officer of Wilmington Trust Company since February 1996; President of RSMC since February 1996.	58	Wilmington Low Volatility Fund of Funds (closed-end registered investment company).

WILLIAM P. RICHARDS, JR.[2] Date of Birth: 11/36	Trustee	Shall serve until death, resignation or removal. Trustee since October 1999.	Managing Director , Roxbury Capital Management LLC since 1998.	58	None

[1]	Mr. Christian is an “Interested Trustee” by reason of his position as Director of RSMC, an investment adviser to WT Fund and the Trust.

10

				Number of
				Funds in WT
			Principal	Fund	Other
	Position(s)	Term of Office and	Occupation(s)	Complex	Directorships
	Held with WT	Length of Time	During Past	Overseen by	Held by
Name and Date of Birth	Fund	Served	Five Years	Trustee	Trustee
INDEPENDENT TRUSTEES

ROBERT ARNOLD Date of Birth: 3/44	Trustee	Shall serve until death, resignation or removal. Trustee since May 1997.	Founder and co-manages, R. H. Arnold & Co., Inc. (investment banking company) since 1989.	58	N/A

ERIC BRUCKER Date of Birth: 12/41	Trustee	Shall serve until death, resignation or removal. Trustee since October 1999.	Dean, School of Business Administration of Widener University since July 2001. Prior to that, Dean, College of Business, Public Policy and Health at the University of Maine from September 1998 to June 2001.	58	Wilmington Low Volatility Fund of Funds (closed-end registered investment company).

NICHOLAS GIORDANO Date of Birth: 3/43	Trustee	Shall serve until death, resignation or removal. Trustee since October 1998.	Consultant, financial services organizations from 1997 to present; Interim President, LaSalle University from 1998 to 1999.	58	Kalmar Pooled Investment Trust; Independence Blue Cross; and Selas Corporation of America (industrial furnaces and ovens); and Wilmington Low Volatility Fund of Funds (closed-end registered investment company).

LOUIS KLEIN JR. Date of Birth: 5/35	Trustee	Shall serve until death, resignation or removal. Trustee since October 1999.	Self-employed financial consultant since 1991.	58	WHX Corporation (industrial manufacturer).

(continued...)

[2] Mr. Richards is an “Interested Trustee” by reason of his position as Managing Director of Roxbury Capital Management LLC, an investment adviser to the Trust.

11

				Number of
				Funds in WT
			Principal	Fund	Other
	Position(s)	Term of Office and	Occupation(s)	Complex	Directorships
	Held with WT	Length of Time	During Past	Overseen by	Held by
Name and Date of Birth	Fund	Served	Five Years	Trustee	Trustee
CLEMENT C. MOORE, II Date of Birth: 9/44	Trustee	Shall serve until death, resignation or removal. Trustee since October 1999.	Managing Partner, Mariemont Holdings, LLC, (real estate holding and development company) since 1980.	58	None

JOHN J. QUINDLEN Date of Birth: 5/32	Trustee	Shall serve until death, resignation or removal. Trustee since October 1999.	Retired since 1993.	58	None

MARK A. SARGENT Date of Birth: 4/51	Trustee	Shall serve until death, resignation or removal. Trustee since November 2001.	Dean and Professor of Law, Villanova University School of Law since July 1997. Associate Dean for Academic Affairs, University of Maryland School of Law from 1994 to 1997.	58	Wilmington Low Volatility Fund of Funds (closed-end registered investment company).

As of the date of this SAI, none of the Independent Trustees nor any of their immediate family members (i.e. spouse or dependent children) serves as an officer or director or is an employee of WT Fund, the Trust, any of the Funds’ or Series’ investment advisers or the Distributor or of any company controlled by or under common control with such entities.

Number of
Funds in WT
			Principal	Fund	Other
	Position(s)	Term of Office and	Occupation(s)	Complex	Directorships
	Held with WT	Length of Time	During Past	Overseen by	Held by
Name and Date of Birth	Fund	Served	Five Years	Trustee	Trustee
EXECUTIVE OFFICERS

ERIC K. CHEUNG 1100 North Market Street Wilmington, DE 19890 Date of Birth: 12/54	Vice President	Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since October 1998.	Vice President, Wilmington Trust Company since 1986; and Vice President and Director, RSMC since 2001.	N/A	N/A

JOSEPH M. FAHEY, JR. 1100 North Market Street Wilmington, DE 19890 Date of Birth: 1/57	Vice President	Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since November 1999.	Vice President, RSMC since 1992.	N/A	N/A

12

Number of
Funds in WT
			Principal	Fund	Other
	Position(s)	Term of Office and	Occupation(s)	Complex	Directorships
	Held with WT	Length of Time	During Past	Overseen by	Held by
Name and Date of Birth	Fund	Served	Five Years	Trustee	Trustee
FRED FILOON 520 Madison Avenue New York, NY 10022 Date of Birth: 3/42	Vice President	Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since August 2000.	Senior Vice President, Cramer Rosenthal McGlynn, LLC since 1989.	N/A	N/A

JOHN R. GILES 1100 North Market Street Wilmington, DE 19890 Date of Birth: 8/57	Chief Financial Officer, Vice President and Treasurer	Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since December 1999.	Senior Vice President, Wilmington Trust Company since 1996.	N/A	N/A

LEAH M. ANDERSON 1100 North Market Street Wilmington, DE 19890 Date of Birth: 08/65	Secretary	Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since October 2002.	Officer, Wilmington Trust Company since 1998. Officer, RSMC since 1992.	N/A	N/A

ANNA M. BENCROWSKY 1100 North Market Street Wilmington, DE 19890 Date of Birth: 5/51	Chief Compliance Officer	Shall serve at the pleasure of the Board and until successor is elected and qualified; Officer since September 2004.	Officer, Wilmington Trust Company since 2004; Vice President and Chief Compliance Officer, 1838 Investment Advisors, LP from 1998-2004; Vice President, Secretary and Treasurer, 1838 Investment Advisors Funds from 1995 to 2004; Vice President and Secretary, 1838 Bond-Debenture Trading Fund from 1982 to 2004.	N/A	N/A

RESPONSIBILITIES OF THE BOARD AND BOARD COMMITTEES. The primary responsibility of the Board is to represent the interests of the shareholders of the Funds and to provide oversight management of the Funds. Currently the Board is comprised of nine individuals, of whom two are considered Interested Trustees. The remaining Trustees are Independent Trustees. The Board meets multiple times during the year (but at least quarterly) to review the investment performance of each Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board met five times during the fiscal year ended June 30, 2004. Currently, the Board has an Audit Committee, a Nominating and Governance Committee and a Regulatory Oversight Committee. The responsibilities of each committee and its members are described below.

AUDIT COMMITTEE. The Board has an Audit Committee comprised of Messrs. Giordano, Klein and Quindlen, each of whom is an Independent Trustee. Mr. Giordano serves as the chairman of the Committee. Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select WT Fund’s independent auditors; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements which are the subject of the independent auditors’ certifications; and (4) review with such independent auditors the

13

adequacy of WT Fund’s basic accounting system and the effectiveness of WT Fund’s internal accounting controls. During the fiscal year ended June 30, 2004, there were four meetings of the Audit Committee.

NOMINATING AND GOVERNANCE COMMITTEE. The Board has a Nominating and Governance Committee comprised of Messrs. Giordano, Quindlen and Sargent, each of which is an Independent Trustee. Mr. Sargent serves as chairman of the Committee. The Committee is responsible for formulating a statement of corporate governance; assessing the size, structure and composition of the Board; determining trustee qualifications guidelines as well as compensation, insurance and indemnification of trustees; identifying Trustee candidates; oversight of Board self-evaluations; and identifying, from time to time, qualified candidates to serve as the Chief Compliance Officer for the Fund. During the fiscal year ended June 30, 2004, there was one meeting of the Committee. The Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Fund at: 1100 North Market Street, 9th Floor, Wilmington, DE 19890. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer’s business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board. Upon the written request of shareholders holding at least 10% of the Fund’s shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as Trustees as specified in such written request.

REGULATORY OVERSIGHT COMMITTEE. The Board has a Regulatory Oversight Committee, comprised of Messrs. Arnold, Brucker, Moore and Sargent, each of whom is an Independent Trustee. Mr. Moore serves as the chairman of the Committee. The Regulatory Oversight Committee monitors any regulatory developments in the mutual fund industry and focuses on various regulatory aspects of the operation of the Funds. The Committee also performs such other tasks as the Board deems necessary. During the fiscal year ended June 30, 2004, there were four meetings of the Regulatory Oversight Committee.

SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all registered investment companies overseen by the Trustee within the Fund Complex, as of December 31, 2003.

Aggregate Dollar Range
Of Equity Securities in
All Registered
Investment Companies
Overseen by Trustee
	Dollar Range of Equity Securities	within the Family of
Name of Trustee	in each Fund of WT Fund	Investment Companies
Interested Trustees
Robert J. Christian
International Fund	$10,001 - $50,000	Over $100,000
Real Estate Fund	$10,001-$50,000
William P. Richards	NONE	NONE
Independent Trustees
Robert Arnold	NONE	$50,001-$100,000
International Fund	$10,001-$50,000	Over $100,000
Eric Brucker	NONE	$10,001-$50,000
Nicholas Giordano	NONE	$10,001-$50,000
Louis Klein, Jr.	NONE	Over $100,000
Clement C. Moore, II	NONE	Over $100,000

14

Aggregate Dollar Range
Of Equity Securities in
All Registered
Investment Companies
Overseen by Trustee
	Dollar Range of Equity Securities	within the Family of
Name of Trustee	in each Fund of WT Fund	Investment Companies
John J. Quindlen
International Fund	Over $100,000	Over $100,000
Mark A. Sargent	NONE	$10,001-$50,000

As of December 31, 2003, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in any of the investment advisers or the Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with the investment advisers or the Distributor.

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS. The assets of each Fund are invested in Series of the Trust. Each Cap Fund has an investment adviser that directly manages a Fund’s assets between Series. The Funds also receive investment advisory services indirectly from the investment adviser of each Series in which a Fund invests. Each of the WT Fund and the Trust has retained RSMC to manage the assets of the Cap Funds and the Series, respectively. RSMC has been retained by WT Fund and the Trust pursuant to separate investment advisory agreements (collectively, the “Investment Advisory Agreements”) that have been approved by the Board of Trustees of the WT Fund and the Trust, including a majority of the Independent Trustees. The Trust and RSMC have agreed to retain the following sub-advisers to manage the day-to-day investment activities of the Series pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements”) as indicated in the table below:

SERIES	SUB-ADVISER(S)
Large Cap Quantitative Series	Parametric Portfolio Associates, Inc. (“PPA”)

Mid Cap Quantitative Series	PPA

Small Cap Quantitative Series	PPA

Large Cap Multi-Manager Series	Armstrong Shaw Associates Inc. (“ASA”)
Montag & Caldwell, Inc. (“M&C”)
First Quadrant, L.P. (“First Quadrant”)

Mid Cap Multi-Manager Series	Bennett Lawrence Management, LLC (“BLM”)
Eubel Brady and Suttman Management, Inc. (“EBS”)
Equity Investment Corporation (“EIC”)

Small Cap Multi-Manager Series	Batterymarch Financial Management, Inc. (“BFM”)
Systematic Financial Management L.P. (“SFM”)

International Multi-Manager Series	Goldman Sachs Asset Management, L.P. (“GSAM”) Julius Baer Investment Management, Inc. (“JBIM”)

Real Estate Series	AEW Capital Management, L.P. (“AEW”)
Real Estate Management Services Group LLC.(“REMS”)

15

Each Investment Advisory Agreement and Sub-Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by WT Fund’s and the Trust’s Board of Trustees or by a majority of the outstanding voting securities of WT Fund and the Trust, and in either event, by a majority of the Independent Trustees of WT Fund and the Trust casting votes in person at a meeting called for such purpose.

The Board’s decision to approve each Investment Advisory Agreement and Sub-Advisory Agreement reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the Investment Advisory Agreements and Sub-Advisory Agreements, the Board considered many factors, including: (1) investment objectives and performance; (2) the investment adviser and sub-advisers’ management philosophies, personnel and processes, as well as the overall character of the firms in light of recent development in the mutual fund industry; (3) the expectations of shareholders; (4) the state of competition in the mutual fund industry; (5) comparable fees in the mutual fund industry; (6) the range and quality of services provided to the Series, the Funds and their shareholders in addition to investment advisory services; and (7) the Funds’ relationship to other portfolios in the Fund Complex.

In assessing an investment adviser’s or sub-adviser’s performance of its obligations, the Board considered whether there has occurred a circumstance or event that would constitute a reason for it to not renew or approve an Investment Advisory Agreement or Sub-Advisory Agreement, which it concluded there was not. In this regard, the Board was mindful of the potential disruption to the operations of the Series and Cap Funds and the risks or other effects that could occur as a result of a decision to terminate or not renew or approve an Investment Advisory Agreement or Sub-Advisory Agreement. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of an investment adviser’s or sub-adviser’s reputation and in the expectation that the investment adviser or sub-adviser will have a continuing role in providing advisory services to the Funds.

The Board considered the compensation and benefits, if any, received by the investment adviser or sub-adviser, as well as a report on the compensation structure of portfolio managers at RSMC. This includes fees received for services provided to the Cap Funds or Series by the investment adviser, sub-adviser or its affiliates and research services received by the investment adviser or sub-adviser from brokers that execute trades for each Series, as well as advisory fees. The Board was aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an investment adviser’s compensation: (i) the nature and quality of the services provided by the investment adviser or sub-adviser, including the performance of the Series; (ii) the investment adviser’s or sub-adviser’s cost of providing the services; (iii) the extent to which the investment adviser or sub-adviser may realize “economies of scale” as a Series or a Fund grows larger; (iv) any indirect benefits that may accrue to the investment adviser or sub-adviser and its affiliates as a result of the investment adviser’s or sub-adviser’s relationship with the Trust and WT Fund; (v) performance and expenses of comparable funds; and (vi) the extent to which the Independent Trustees are fully informed about the facts bearing on the investment adviser’s or sub-adviser’s service and fee. The Board is aware of these factors and takes them into account in its review of each Investment Advisory Agreement and Sub-Advisory Agreement.

The Board considered these circumstances in light of its accumulated experience in governing the Trust and WT Fund and working with the investment adviser or sub-adviser on matters relating to the Trust and WT Fund, and was assisted by the advice of legal counsel. In this regard, the Board receives a significant amount of information about the Series and Funds, the investment adviser or sub-advisers and Wilmington Trust Company (“Wilmington Trust”) organization on an ongoing basis. The investment adviser or sub-adviser and Wilmington Trust provides information at each regular meeting of the Board, and furnishes additional reports in connection with the Board’s formal review of the Investment Advisory Agreement and Sub-Advisory Agreements. Thus, the Board’s evaluation of an Investment Advisory Agreement and Sub-Advisory Agreements is informed by reports concerning such matters as: the investment adviser’s or sub-adviser’s investment philosophy, personnel and processes; each Series’ and Funds’ short-term and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor funds), and comments on the reasons for performance; each Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Series’ portfolio securities; the nature and extent of the advisory and other services provided to the Series and Funds by the investment adviser or sub-adviser and its affiliates;

16

compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry. The Board also considers the relationship of each Fund to the other portfolios in WT Fund Complex, the interdependence resulting from shareholders’ asset allocation processes and the exchange privileges between Funds and other Wilmington Portfolios.

Not all of the factors and considerations identified above are relevant to every series, nor does the Board consider any one of them to be determinative. The Board bases its decision to approve an Investment Advisory Agreement or Sub-Advisory Agreement on all the relevant factors in light of its reasonable business judgment, and with a view to past and future long-term considerations.

WT Fund or the Trust or the applicable investment adviser or sub-adviser may terminate each Investment Advisory and Sub-Advisory Agreement on sixty days written notice without penalty. Each Investment Advisory Agreement and Sub-Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.

Additional information regarding the Investment Advisory Agreements and the fees paid to the investment adviser may be found under the heading of “Investment Advisory and Other Services.” Additional information regarding the Sub-Advisory Agreements may be found under “Sub-Advisory Services.”

COMPENSATION. In addition to the fees below, the WT Fund and the Trust reimburse the Independent Trustees for their related business expenses. WT Fund pays the fees and expenses of the Independent Trustees. The following table shows the fees paid during the fiscal year ended June 30, 2004 to the Independent Trustees for their service to WT Fund and the total compensation paid to the Trustees by the Fund Complex.

				Total
		Pension or		Compensation
	Aggregate	Retirement Benefits	Estimated	from
	Compensation from	Accrued as Part of	Annual Benefits	Fund Complex
Independent Trustee	WT Fund	WT Fund Expenses	Upon Retirement	Paid to Trustees
Robert Arnold	$37,125	None	None	$49,500
Dr. Eric Brucker	$37,125	None	None	$49,500
Nicholas Giordano	$37,125	None	None	$49,500
Louis Klein, Jr.	$37,125	None	None	$49,500
Clement C. Moore, II	$36,000	None	None	$48,000
John Quindlen	$37,125	None	None	$49,500
Mark A. Sargent	$37,125	None	None	$49,500

CODE OF ETHICS

In accordance with Rule 17j-1 of the 1940 Act, the WT Fund, the Trust each investment adviser and sub-adviser to the Funds and the Series and the distributor have adopted a Code of Ethics (the “Codes”).

The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among an investment adviser, a sub-adviser, the distributor, the Trust or WT Fund. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by a Series under certain circumstances.

Under the Code of Ethics adopted by the Trust and WT Fund, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the individual Codes of Ethics adopted by RSMC PPA, ASA, M&C, BLM, EBS, EIC, BFM, SFM, FQ, GSAM, JBIM, AEW and REMS personal trading may also be subject to pre-clearance and other conditions set forth in their respective Codes. The Codes are on public file as exhibit to the WT Funds’ registration statement with the SEC.

17

On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all Codes of Ethics relative to the Trust and WT Fund, including information about any material violations of the Codes.

PROXY VOTING. The Board of Trustees has adopted general proxy voting procedures and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by a Series to each investment adviser thereof, subject to the Board’s continuing oversight. For those Series which employ a sub-adviser, the investment adviser may further delegate proxy voting responsibilities to a sub-adviser of the Series. In exercising its voting obligations, an investment adviser or sub-adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the Series, and for the purpose of providing benefits to such Series. An investment adviser or sub-adviser will consider the factors that could affect the value of a Series’ investment in its determination on a vote.

The investment adviser has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. The investment adviser’s proxy voting procedures address these considerations and establish a framework for the investment adviser’s consideration of a vote that would be appropriate for a Series. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing such common or routine matters.

Finally, the proxy voting procedures establish a protocol for voting of proxies in cases in which the investment adviser may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies. In such instances, the investment adviser will submit a separate report to the Trustees indicating the nature of the potential conflict of interest and how the determination of such vote was achieved.

Each Series’ proxy voting record as of June 30th is available (i) without charge, upon request, by calling (800) 336-9970 and (ii) on the SEC’s website at www.sec.gov.

Attached hereto as Appendix C are the proxy voting policies and procedures for RSMC, JBIM and GSAM.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of September 30, 2004 officers and Trustees of the Fund owned individually and together less than 1% of the Fund’s outstanding shares. Persons or organizations beneficially owning 25% or more of the outstanding shares of a Fund are presumed to “control” that Fund. As a result, those persons or organizations could have the ability to take action with respect to a Fund without the consent approval of other shareholders of that Fund. The name, address and percentage ownership of each entity that owned of record or beneficially 5% or more of the outstanding shares of any class of Fund was as follows:

LARGE CAP FUND (INSTITUTIONAL SHARES)

National Financial Services Group	21.38%
One World Financial Center
Church Street Station
P.O. Box 3908
New York, NY 10008

MID CAP FUND (INSTITUTIONAL SHARES)

National Financial Services Corp.	16.01%
One World Financial Center
Church Street Station
P.O. Box 3908
New York, NY 10008

18

SMALL CAP FUND (INSTITUTIONAL SHARES)

National Financial Services Corp.	15.84%
One World Financial Center
Church Street Station
P.O. Box 3908
New York, NY 10008

INTERNATIONAL FUND (INSTITUTIONAL SHARES)

Wilmington Trust Company	8.20%
1100 N. Market Street
Wilmington, DE 19890

National Financial Services Corp.	5.16%
One World Financial Center
Church Street Station
P.O. Box 3908
New York, NY 10008

REAL ESTATE FUND (INSTITUTIONAL SHARES)

National Financial Services Corp.	12.50%
One World Financial Center
Church Street Station
P.O. Box 3908
New York, NY 10008

INVESTMENT ADVISORY AND OTHER SERVICES

RODNEY SQUARE MANAGEMENT CORPORATION. RSMC serves as the investment adviser to each Cap Fund and each Series. RSMC is located at 1100 North Market Street, Wilmington, Delaware 19890 and is a Delaware corporation organized on September 17, 1981. It is a wholly owned subsidiary of Wilmington Trust Corporation.

Several affiliates of RSMC are also engaged in the investment advisory business. Wilmington Trust FSB, wholly owned subsidiary of Wilmington Trust Corporation, is a registered investment adviser. In addition, Wilmington Brokerage Services Company, a subsidiary of Wilmington Trust, and Balentine and Company LLC, an indirect subsidiary of Wilmington Trust Corporation, are registered investment advisers and broker-dealers. Cramer Rosenthal McGlynn, LLC. (“CRM”) and Roxbury Capital Management (“Roxbury”) are both registered investment advisers. Wilmington Trust Corporation has controlling interest in both CRM and Roxbury.

Under the Investment Advisory Agreement, RSMC is paid the following investment advisory fees: (i) a monthly advisory fee at the annual rate of 0.15% of the International Multi-Manager Series’ average daily net assets; (ii) a monthly advisory fee at an annual rate of 0.35 % of the Real Estate Series’ average daily net assets; (iii) a monthly fee at the annual rate of 0.40% of the average daily nets assets of each of the Large Cap Quantitative Series, the Large Cap Multi-Manager Series, the Mid Cap Quantitative Series, the Mid Cap Multi-Manager Series, Small Cap Quantitative Series and the Small Cap Multi-Manager Series.

Under an advisory agreement between RSMC and WT Fund on behalf of each Cap Fund dated July 1, 2003, RSMC provides investment advisory services to the Funds but receives no advisory fee. For its services as investment

19

adviser, RSMC received from the International Multi-Manager Series $260,945, $455,133 and $432,164 for the twelve months ended June 30, 2004, 2003 and 2002, respectively.

RSMC has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses, excluding Rule 12b-1 and shareholder service fees exceed the following amounts with respect to the following Funds:

Fund	Expense Cap
Real Estate Fund	1.75%
Large Cap Fund	1.00%
Mid Cap Fund	1.15%
Small Cap Fund	1.25%

These waivers will remain in place until July 1, 2006 for the Cap Funds and January 1, 2006 for the Real Estate Fund. The Board may, in its discretion, terminate the expense limitation arrangement with respect to any Fund prior to such termination date.

ADVISORY SERVICES. Under the terms of each Investment Advisory Agreement, RSMC agrees to: (a) direct the investments of each Cap Fund and each Series, subject to and in accordance with each Cap Fund’s and Series’ investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for each Series, securities and other investments consistent with the Series’ objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of each Cap Fund and Series; (d) pay the salaries of all personnel of the investment adviser performing services relating to research, statistical and investment activities on behalf of a Series; (e) make available and provide such information as the Series and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of WT Fund for consultation and discussion regarding the management of each Series and its investment activities. Additionally, RSMC agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Cap Fund or Series. The Trust and/or RSMC may at any time upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the RSMC delegates any or all of its duties as listed.

The Investment Advisory Agreements provide that RSMC shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund or Series in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.

The salaries of any officers and the Interested Trustees who are affiliated with RSMC and the salaries of all personnel of RSMC performing services for each Cap Fund and each Series relating to research, statistical and investment activities are paid by RSMC.

Each Fund and each class of shares of a Fund pays its respective pro rata portion of the advisory fee payable by a Series in which a Fund invests.

SUB-ADVISORY SERVICES

Quantitative Series. The sub-adviser to each of the Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series is PPA, 1151 Fairview Avenue North, Seattle, Washington 98109. For its sub-advisory services, PPA receives a monthly portfolio management fee 0.25% of the average daily net assets of each of the Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series, respectively, under PPA’s management.

Large Cap Multi-Manager Series. The sub-advisers to the Large Cap Multi-Manager Series are ASA, FQ and M&C, located at 45 Grove Street, New Canaan, Connecticut, 06840, and at 3455 Peachtree Road NE Suite 1200,

20

Atlanta, Georgia 30326, respectively. For its sub-advisory services, ASA receives a monthly portfolio management fee at the annual rate: of 0.50% of the first $25 million of average daily net assets under ASA’s management; 0.45% of the next $25 million of average daily net assets under ASA’s management; and 0.40% of the average daily net assets over $50 million under ASA’s management. For its sub-advisory services, M&C receives a monthly portfolio management fee at the annual rate: of 0.65% of the first $10 million of average daily net assets under M&C’s management; 0.50% of the next $10 million of average daily net assets under M&C’s management; 0.35% of the next $50 million of average daily net assets under M&C’s management; and 0.25% of the average daily net assets over $70 million under M&C’s management.

Mid Cap Multi-Manager Series. The sub-advisers to the Mid Cap Multi-Manager Series are BLM, EBS and EIC, located at 757 Third Avenue, New York, New York 10017, at 7777 Washington Village Dr., Dayton, Ohio 45459, and at 3007 Piedmont Road, Atlanta, Georgia 30305, respectively. For its sub-advisory services, BLM receives a monthly portfolio management fee at the annual rate: of 0.55% of the first $75 million of average daily net assets under BLM’s management; and 0.40% of the average daily net assets over $75 million under BLM’s management. For its sub-advisory services, EBS receives a monthly portfolio management fee at the annual rate of 0.50% of the first $25 million of the average daily net assets under EBS’s management; and 0.45% of the average net assets over $25 million under EBS’s management. For its sub-advisory services, EIC receives a monthly portfolio management fee at the annual rate: of 0.50% of the first $25 million of average daily net assets under EIC’s management; and 0.45% of the average daily net assets of the next $25 million under EIC’s management; and 0.40% of the average daily net assets over $50 million under EIC’s management.

Small Cap Multi-Manager Series. The sub-advisers to the Small Cap Multi-Manager Series are BFM and SFM located at 200 Clarendon Street, Boston, Massachusetts, 02116, and at 300 Frank W. Burr Boulevard, 7th Floor, Glenpointe East, Teaneck, New Jersey, 07666, respectively. For its sub-advisory services, BFM receives a monthly portfolio management fee at the annual rate of 0.70% of the first $100 million of average daily net assets under BFM’s management; and 0.60 % of the average daily net assets over $100 million under BFM’s management. For its sub-advisory services, SFM receives a monthly portfolio management fee at the annual rate: of 0.80% of the first $25 million of average daily net assets under SFM’s management; 0.70% of the next $50 million of average daily net assets under SFM’s management; 0.55% of the average daily net assets over $75 million under SFM’s management.

International Multi-Manager Series. As of September 3, 2002, JBIM was hired as a sub-adviser to the Series. JBIM is located at 330 Madison Avenue, New York, NY 10017. Prior to September 3, 2002, the sub-advisers to the Series were Clemente Capital, Inc. (“Clemente”), Invista Capital Management, LLC (“Invista”) and Zurich Scudder Investments, Inc. (“Zurich”) (collectively, the “Former Sub-Advisers”). For investment advisory services rendered, each Former Sub-Adviser was paid a monthly portfolio management fee at an annual rate of 0.50% of the average daily net assets under the sub-adviser’s management.

As of January 2, 2003, Goldman Sachs Asset Management, L.P. (“GSAM”) was hired as a sub-adviser to the Series, to replace Deutsche Asset Management, Inc. (“DAMI”) who served as a sub-adviser to the Series from September 3, 2002 to December 31, 2002. GSAM a business unit of the Investment Management Division of Goldman Sachs & Co. a New York limited partnership, is located at 32 Old Slip, New York, NY 10005 For their services the Sub-Advisers received the following fees:

	12 Months Ended	12 Months Ended		12 Months Ended
	6/30/04	6/30/03		6/30/02
Clemente	N/A	N/A		$100,046
Invista	N/A	N/A		$108,527
Zurich	N/A	N/A		$123,860
DAMI	N/A	$23,165		N/A
JBIM	$453,502	$99,124	*	N/A
GSAM	$416,316	$99,801	*	N/A

* For the period January 2, 2003 to June 30, 2003.

21

The Series will be directly responsible for paying JBIM a monthly sub-advisory fee at the annual rate of 0.50% of the Series’ average daily net assets under its management. The Series will also pay GSAM a monthly sub-advisory fee at the annual rate of 0.50% of the Series’ average daily net assets under its management.

Real Estate Series. The sub-advisers to the Real Estate Series are AEW Management and Advisors, L.P., an affiliate of AEW Capital Management, L.P. (“AEW”), and The Real Estate Management Services Group LLC (“REMS”). AEW, a registered investment adviser, is located at Two Seaport Lane, World Trade Center East, Boston, MA 02210. AEW is a subsidiary of (and therefore may be deemed to be controlled by) CDC IXIS Asset Management North America, L.P. REMS, a registered investment adviser, is located at 1100 Fifth Avenue South, Suite 301, Naples, FL 34102. Edward Turville, a managing director of REMS and portfolio manager of the Series, and Beach Investment Counsel, Inc., a registered investment adviser, are control persons under the 1940 Act due to ownership interests of 50% and 30% respectively, of REMS. For investment advisory services rendered, each sub-adviser is paid a monthly advisory fee at an annual fee at an annual rate of the 0.55% of the first $25 million of average daily net assets under the sub-adviser’s management; 0.45% if the next $25 million of average daily net assets under the sub-adviser’s management; 0.35% if the average daily net assets over $50 million under the sub-adviser’s management.

Sub-Advisory Fee Waiver Agreement. For purposes of calculating the sub-advisory fee payable by a Series, each sub-adviser (each a “Participating Sub-Adviser”) has agreed with RSMC to waive a portion of its fee in an amount equal to the difference between the sub-advisory fee calculated as stated in each Participating Sub-Adviser’s sub-advisory agreement and the sub-advisory fee calculated pursuant to a separate fee waiver agreement. Under the fee waiver agreement, a Participating Sub-Adviser’s fee calculation is based on the average daily net asset value of the Series Account together with the account values of certain similarly managed assets in client accounts of RSMC and its affiliates. In effect, the fee waiver agreement allows the calculation of the sub-advisory fee using asset levels that trigger a reduced rate sooner than if only the Series Account assets were considered in determining the sub-advisory fee. Although the fee waiver agreement lowers the effective sub-advisory fee paid by the Series and such reduction will accrue to the benefit of the shareholders of the Series, the lower effective sub-advisory fee paid by the Adviser on behalf of the similarly managed assets in client accounts of RSMC and its affiliates will accrue to the benefit of RSMC and its affiliates. This additional benefit to RSMC is the direct result of using the Series Account assets to reduce the sub-advisory fee paid to the Participating Sub-Adviser for services to the similarly managed assets.

SUB-ADVISORY AGREEMENTS. Each Sub-Advisory Agreement provides that the sub-adviser has discretionary investment authority with respect to the portion of the Series’ assets allocated to it by RSMC, subject to the restrictions of the 1940 Act, the Internal Revenue Code of 1986, as amended, applicable state securities laws, applicable statutes and regulations of foreign jurisdictions, the Series’ investment objective, policies and restrictions and the instructions of the Board of Trustees and RSMC.

Each Sub-Advisory Agreement provides that the sub-adviser will not be liable for any action taken, omitted or suffered to be taken except if such acts or omissions are the result of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Each Sub-Advisory Agreement continues in effect for two years and then from year to year so long as continuance of each such Agreement is approved at least annually (i) by the vote of a majority of the Independent Trustees at a meeting called for the purpose of voting on such approval and (ii) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Fund. Each Sub-Advisory Agreement terminates automatically in the event of its assignment and is terminable on written notice by WT Fund (without penalty, by action of the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities) or by RSMC or the sub-adviser. Each Sub-Advisory Agreement provides that written notice of termination must be provided sixty days prior to the termination date, absent mutual agreement for a shorter notice period.

ADMINISTRATION AND ACCOUNTING SERVICES

Pursuant to Administration and Accounting Services Agreements dated October 1, 2004, PFPC Inc. performs certain administrative and accounting services for the Funds and the Series such as preparing shareholder reports, providing statistical and research data, assisting the investment adviser in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Funds and the Series. In addition, PFPC prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state

22

securities commission having jurisdiction over the Funds. The accounting services performed by PFPC include determining the net asset value per share of each Fund and Series and maintaining records relating to the securities transactions of the Funds and Series. From September 1, 2002 to October 1, 2004, RSMC, an affiliate of the Trust, provided administrative and accounting services and PFPC provided certain sub-administration services. Prior to September 1, 2002, PFPC provided administrative and accounting services for the Funds. Accordingly, WT Fund and the Trust paid administrative fees to RSMC and PFPC, whether as administrator or sub-administrator of $3,633,484, $2,552,225, and $2,996,143 for fiscal years ended June 30, 2004, 2003 and 2002, respectively.

Pursuant to Compliance, Support and Recordkeeping Services Agreements dated October 1, 2004, RSMC, an affiliate of the Trust, performs certain non-investment related statistical and research services, execution and administrative support services, recordkeeping services as well as certain other coordination and fund related preparatory services for the Funds and Series. In consideration of the provision of these services, RSMC, investment adviser to the Fund and the Trust, receives an asset based fee of 0.006% of the Fund’s average daily net assets.

ADDITIONAL SERVICE PROVIDERS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Ernst & Young LLP serves as the independent registered public accounting firm to WT Fund and the Trust, providing services which include (1) auditing the annual financial statements for the Funds, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax returns filed on behalf of each Fund. Ernst & Young LLP is located at 2001 Market Street, Philadelphia, PA 19103.

LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to WT Fund and the Trust.

CUSTODIANS. Wilmington Trust Company, 1100 North Market Street, Wilmington, DE 19890, serves as the Custodian of the Series, except for the International Multi-Manager Series. The Custodian’s services include, in addition to the custody of all cash and securities owned by the WT Fund and Trust, the maintenance of custody accounts in the Custodian’s trust department, the segregation of all certificated securities owned by the WT Fund and Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the WT Fund and Trust, releasing and delivering securities from the custody accounts of the WT Fund and Trust, maintaining records with respect to such custody accounts, delivering to the WT Fund and Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed. Wilmington Trust Company receives a fee for its services based on the average daily net assets of the Trust and has appointed PFPC Trust Company as Sub-Custodian of the Trust. Citibank, N.A. serves as the Trust’s foreign custody manager.

TRANSFER AGENT. PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the Transfer Agent and Dividend Paying Agent.

DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN

The Distributor is currently located at 760 Moore Road, King of Prussia, PA 19406. The Distributor serves as the underwriter of the Funds’ shares pursuant to a Distribution Agreement with WT Fund. Pursuant to the terms of the Distribution Agreement, the Distributor is granted the right to sell the shares of the Funds as agent for WT Fund. Shares of the Funds are offered continuously.

Under the terms of the Distribution Agreement, the Distributor agrees to use efforts deemed appropriate by the Distributor to solicit orders for the sale of shares of the Funds and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Distributor receives fees under the Funds’ Plans of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), the Distributor will furnish or enter into arrangement with others for the furnishing of marketing or sales services with respect to the Investor Shares as may be required pursuant to such plan. Moreover, to the extent that the Distributor receives shareholders service fees under any shareholder services plan adopted by the Funds, the Distributor will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Funds as may be required pursuant to such plan.. The Distributor receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Funds’ Institutional Shares.

23

The Distribution Agreement became effective as of January 1, 2004 and continues in effect for a period of two years. Thereafter, the agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Funds or their shareholders for losses arising in connection with the sale of Fund shares.

The Distribution Agreement terminates automatically in the event of an assignment. The Agreement is also terminable without payment of any penalty with respect to any Fund (i) (by vote of a majority of the Trustees of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of any Rule 12b-1 Plan of the Fund or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the applicable Fund) on sixty (60) days’ written notice to the Distributor; or (ii) by the Distributor on sixty (60) days’ written notice to the Fund. The Distributor will be compensated for distribution services according to the Investor Shares 12b-1 Plan regardless of the Distributor’s expenses.

The Investor Shares 12b-1 Plan provides that the Distributor will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Distributor may pay certain financial institutions (“Service Organizations”) such as banks or broker-dealers who have entered into servicing agreements with the Distributor and other financial institutions for distribution and shareholder servicing activities.

The Investor Shares 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed 0.75% on an annualized basis of the Investor Shares of each Fund’s average net assets to compensate the Distributor for making payments to certain Service Organizations who have sold Investor Shares of the Funds and for other distribution expenses.

For the fiscal year ended June 30, 2004, the Funds did not pay any 12b-1 fees to the Distributor with respect to broker-dealer compensation.

Under the Investor Shares 12b-1 Plan, if any payments made by the investment adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by each Fund of the distribution of its Investor Shares, such payments are authorized. Each Series may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. The investment adviser and/or sub-advisers place portfolio transactions on behalf of each Series, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Portfolio transactions placed by the investment adviser or a sub-adviser may be effected through the trading desk of the investment adviser, its broker-affiliate or a sub-adviser. Debt securities purchased and sold by the Series are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with a Series) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

Brokerage commissions paid by the Series for the last three fiscal years ended June 30, 2004 are as follows:

24

	12 Months Ended	12 Months Ended	12 Months Ended
	6/30/04	6/30/03	6/30/02
Large Cap Strategic Allocation Series	$140,911	N/A	N/A
Mid Cap Strategic Allocation Series	$96,392	N/A	N/A
Small Cap Strategic Allocation Series	$261,688	N/A	N/A
International Multi-Manager Series	$605,016	$285,948	$241,398
Real Estate Series	$108,034	N/A	N/A

When buying or selling securities, the Series may pay commissions to brokers who are affiliated with the investment adviser, a sub-adviser or the Funds. For the twelve month period ended June 30, 2004, the Series paid brokerage commissions to Balentine & Company LLC, an affiliate of the investment adviser, as follows:

Commissions Paid to
Balentine & Company, LLC,
an RSMC affiliate, During
the Twelve Month Period
Ended 06/30/04
Large Cap Strategic Allocation Series	$98,275
Mid Cap Strategic Allocation Series	$76,258
Small Cap Strategic Allocation Series	$228,281
Real Estate Strategic Allocation Series	$96,051

BROKERAGE SELECTION. The primary objective of the investment adviser and sub-advisers in placing orders on behalf of the Series for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting and monitoring a broker or dealer, the investment adviser or sub-adviser considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Series or to the investment adviser or sub-advisers. The allocation of portfolio transactions may take into account the receipt of research reports and services of brokerage firms. The investment adviser or sub-adviser may place trades with certain brokers with which it is under common control, including Balentine & Company LLC or Wilmington Brokerage Services Co., each an indirect, wholly-owned subsidiary of Wilmington Trust Corporation and an affiliate of RSMC, provided that the investment adviser or sub-adviser determines that the affiliate’s services and costs are comparable to those of non-affiliated, qualified brokerage firms.

In selecting and monitoring broker-dealers and negotiating commissions, the investment adviser or sub-adviser considers the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition. A broker-dealer may be willing to furnish certain research services to the investment adviser or sub-adviser for no consideration except for standard brokerage commissions or dealer spreads. The investment adviser or sub-adviser may use such broker-dealers to effect securities transactions. In selecting a particular broker or dealer to effect transactions for the Funds, preference may be given to brokers who provide research or statistical material or other services to the Funds, to the adviser or to a sub-adviser, subject to investment adviser’s and sub-advisers’ duty to seek best execution.

Section 28(e) of the Securities Exchange Act of 1934 provides that the investment adviser and sub-advisers, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), the investment adviser and sub-advisers are required to make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or the investment adviser’s overall responsibilities with respect to accounts as to which it exercises investment discretion.” The services provided by the broker also must lawfully or appropriately assist the investment adviser or sub-adviser, as the case may be, in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Series may pay a higher broker commission than those available from another broker.

25

Research services received from broker-dealers supplement the investment adviser or sub-adviser’s own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indices and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.

Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of equipment used to communicate research information and the providing of specialized consultations with the investment adviser or sub-adviser’s personnel with respect to computerized systems and data furnished to the investment adviser or sub-adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information. The outside research assistance is useful to the investment adviser and sub-advisers since the broker-dealers used by the investment adviser and sub-advisers tend to follow a broad universe of securities and the research provided by such broker-dealers may provide the investment adviser and sub-advisers with a diverse perspective on financial markets. Research services provided to the investment adviser or sub-adviser by broker-dealers are available for the benefit of all accounts managed or advised by the investment adviser or sub-adviser or by their respective affiliates. The investment adviser and sub-advisers cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services. However, the investment adviser or sub-advisers will not direct fund transactions to dealers solely on the basis of research services provided.

ALLOCATION OF FUND TRANSACTIONS. Some of the investment adviser’s or sub-advisers’ other clients have investment objectives and programs similar to that of the Series. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Series. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of the investment adviser and sub-advisers not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between a Series and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Series and the other clients as to amount according to a formula determined prior to the execution of such transactions.

CAPITAL STOCK AND OTHER SECURITIES

Each of the Funds offers Institutional and Investor Shares classes. In addition, the Cap Funds issue the Service Shares class. The shares of each Fund, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

The separate classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that (i) Investor Shares pay Rule 12b-1 distribution expenses (and have exclusive voting rights with respect to the Rule 12b-1 Plan pursuant to which the distribution fee may be paid), and (ii) the Service Shares pay a shareholder service fee of 0.25% of the average net assets of the Service Shares. The net income attributable to Investor or Service Shares and the dividends payable on such shares will be reduced by the amount of any shareholder service or Rule 12b-1 distribution fees; accordingly, the net asset value of the Investor and Service Shares will be reduced by such amount to the extent the Fund has undistributed net income.

Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Fund and class takes separate votes on matters affecting only that Fund or class thereof. For example, a change in the fundamental investment policies for a Fund would be voted upon only by shareholders of that Fund.

26

The Funds do not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Fund’s outstanding shares.

PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the prospectus. Additional methods to purchase shares are as follows:

Individual Retirement Accounts: You may purchase shares of the Funds for a tax-deferred retirement plan such as an individual retirement account (“IRA”). To order an application for an IRA and a brochure describing a Fund IRA, call the transfer agent at (800) 336-9970. PFPC Trust Company, as custodian for each IRA account receives an annual fee of $10 per account, paid directly to PFPC Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Fund shares owned by the IRA will be redeemed automatically as payment.

Automatic Investment Plan: You may purchase Fund shares through an Automatic Investment Plan (“AIP”). Under the AIP, the transfer agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the $1,000 minimum initial investment). You may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually. The purchase of Fund shares will be effected at their offering price at the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time), on or about the 20th day of the month. For an application for the Automatic Investment Plan, check the appropriate box of the application or call the transfer agent at (800) 336-9970. This service is generally not available for Wilmington Trust’s trust account clients, since similar services are provided through Wilmington Trust. This service also may not be available for Service Organization clients who are provided similar services through those organizations.

Payroll Investment Plan: The Payroll Investment Plan (“PIP”) permits you to make regularly scheduled purchases of Fund shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer’s payroll department. Then, a portion of your paychecks will automatically be transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not WT Fund, the Distributor, the investment adviser or the transfer agent, to arrange for transactions under the PIP. WT Fund reserves the right to vary its minimum purchase requirements for employees participating in a PIP.

REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the “Redemption of Shares” section of the prospectus. Additional methods to redeem shares are as follows:

By Wire: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder’s signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.

Systematic Withdrawal Plan: If you own shares of a Fund with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan (“SWP”). Under the SWP, you may automatically redeem a portion of your account monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Fund shares will be effected at the NAV determined on or about the 25th day of the month. This

27

service is generally not available for Wilmington Trust’s trust accounts or certain Service Organizations, because a similar service is provided through those organizations.

Additional Information Regarding Redemptions: To ensure proper authorization before redeeming shares of the Funds, the transfer agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

Clients of Wilmington Trust who have purchased shares through their trust accounts at Wilmington Trust and clients of Service Organizations who have purchased shares through their accounts with those Service Organizations should contact Wilmington Trust or the Service Organization prior to submitting a redemption request to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, RSMC requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and WT Fund will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than the shareholder’s cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder’s right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of a Fund’s securities or to determine the value of a Fund’s net assets, or (d) ordered by a governmental body having jurisdiction over a Fund for the protection of the Fund’s shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the affected Fund may withdraw their requests for redemption or may receive payment based on the net asset value of the Fund next determined after the suspension is lifted.

Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption “in-kind”) chosen by the Fund and valued in the same way as they would be valued for purposes of computing the net asset value of the applicable Fund. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the applicable Fund for any one shareholder during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.

PRICING OF SHARES. For each Fund the net asset value per share is determined by dividing the value of the Fund’s net assets by the total number of Fund shares outstanding. This determination is made by PFPC, as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time) each day the Fund is open for business. The Fund is only open on days when the Exchange and the transfer agent are open for business.

In valuing the Fund’s assets, a security listed on an exchange (and not subject to restrictions against sale by a Fund on an Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by a Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on

28

such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days and on which the International Fund’s net asset value is not calculated and investors will be unable to buy or sell shares of the Fund. Calculation of the Fund’s net asset value does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when the International Fund’s net asset value is calculated, such securities may be valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

DIVIDENDS

Dividends, if any, from the Funds’ net investment income and distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by each Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders quarterly.

A dividend or distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

TAXATION OF THE FUNDS

GENERAL. Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund intends to qualify to be classified under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) as a “regulated investment company” (“RIC”). To qualify or continue to qualify for treatment as a RIC under the Code, Each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income (generally dividends (without regard to the dividends received distribution), interest, net short-term capital gain and net gains from certain foreign currency transactions) and at least 90% of its net income from tax-exempt obligations (the “Distribution Requirement”) as well as meet several additional requirements. These requirements include, among others, the following: (1) Each Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to its business of investing in such stock securities or those currencies; (2) at the close of each quarter of Each Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash, cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of Each Fund’s total assets and that does not represent more than 10% of such issuer’s outstanding voting securities; and (3) at the close of each quarter of Each Fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of any two or more issuers that Each Fund controls and which are determined to be in the same trade or business or similar or related trades or businesses.

29

To the extent Each Fund qualifies for treatment as a RIC, Each Fund will not be subject to federal income tax on ordinary income and net capital gains paid to shareholders in the form of dividends or capital gain distributions. Each Fund has elected to be treated as a RIC under the Code and intends to qualify as such for each future year.

If a Fund failed to qualify for treatment as a RIC in any taxable year, it would be subject to federal income tax on its taxable income at corporate income tax rates without reduction for distributions paid to shareholders and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

Each Fund will be subject to a nondeductible 4% excise tax (the “Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all (at least 98%) of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Fund’s gains or losses on sales of securities will be long-term capital gains or losses if the securities have been held by a Fund for more than twelve months and short-term capital gains or losses if not so held. A Fund will be taxed on the amount of its undistributed net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gain dividends only. A Fund is permitted to elect to include all or a portion of such undistributed net capital gain in the income of its shareholders on the last day of its taxable year. In such case the shareholder is given credit for the tax that the RIC paid and is entitled to increase its basis by the difference between the amount of includable gain and tax deemed paid. Currently, an individual’s maximum tax rate on long-term capital gains is 15%. A capital gain dividend is treated by the shareholders as a long-term capital gain regardless of how long the investor has owned shares in a Fund and is not eligible for the dividend received deduction for corporate shareholders. If a Fund invests in any instruments that generate taxable income, under the circumstances described in the prospectus, distributions of the investment company income will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, whether paid in cash or reinvested in additional shares. If such distribution to its shareholders is in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder’s tax basis and thereafter as capital gain. If a Fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders and treated as a capital gain. If a Fund invests in equity investments and the Fund makes distributions, the portion designated as qualified dividend income will be taxed at the same rate as long-term capital gains through 2008.

Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by a Fund and received by the shareholders on December 31 of that year if they are paid by a Fund during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls, regardless of whether it is paid in January of the following year.

Investors should be aware that if Fund shares are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, the shareholder will pay full price for the shares and will receive some portion of the price back as a taxable distribution.

Upon a sale, exchange (whether or not for shares of another fund) or redemption of a shareholder’s shares, the shareholder will realize taxable gain or loss depending upon such shareholder’s basis in the shares. The gain or loss will be long-term capital gain or loss if the shares have been held for more than one year and short-term capital gain or loss if held for one year or less. Any loss realized on a sale or redemption of shares will be disallowed to the extent the shares are purchased within a period of 61 days, beginning 30 days before and ending 30 days after the shares are bought or sold. Any loss realized by a shareholder on the redemption or sale of shares held by the shareholder for six months or less will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions (or undistributed capital gain) to that shareholder with respect to those shares and are disallowed to the extent of any distributions of exempt-interest dividends received with respect to such shares. Capital losses are deductible only against capital gains except for individuals, who may deduct up to $3,000 against any income.

30

It is anticipated that all or a portion of the dividends from the net investment income of a Fund will qualify for the dividends-received deduction allowed to corporations. Corporate shareholders of a Fund are generally entitled to take the dividends received deduction with respect to all or a portion of the ordinary income dividends paid, to the extent of a Fund’s qualifying dividend income. The qualifying portion may not exceed the aggregate dividends received by a Fund from taxable U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax (“AMT”). Moreover, the dividends-received deduction will be reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed and will be eliminated if those shares are deemed to have been held for less than 46 days. Distributions of net short-term capital gain and net capital gain are not eligible for the dividends-received deduction. Individual shareholders who received qualified dividend income will be taxed on such qualified dividend income at long-term capital gain rates. Qualified dividend income generally means dividend income received (1) from a domestic corporation or (2) from certain foreign corporations in limited instances.

Each Fund will inform shareholders within 60 days after their fiscal year-end of the percentage of its dividends designated as (i) qualifying for the dividends received deduction and (ii) qualified dividend income taxable as net capital gain.

FOREIGN SECURITIES. Dividends and interest received, and gains realized, by a Fund may be subject to income, withholding or other taxes imposed by foreign countries or U.S. possessions (collectively, “foreign taxes”) that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. It is impossible to determine the rate of foreign tax in advance since the amount of a Fund’s assets to be invested in various countries is not known.

If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, a Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to benefit from any foreign tax credit or deduction that is available with respect to foreign taxes paid by a Fund. If the election is made, a Fund will treat those taxes as dividends paid to its shareholders and each shareholder (1) will be required to include in gross income, and treat as paid by the shareholder, a proportionate share of those taxes, (2) will be required to treat such proportionate share of those taxes and of any dividend paid by a Fund that represents income from foreign or U.S. possessions sources as the shareholder’s own income from those sources and (3) may either deduct the taxes deemed paid by the shareholder in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax. Each Fund will report to its shareholders within 60 days after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions, as well as the amount of foreign taxes that are not allocable as a credit, if it makes this election. If a Fund makes this election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes all of which is included on Forms 1099 and all of whose foreign source income is “qualified passive income” may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

Each Fund may invest in the stock of passive foreign investment companies (“PFICs”). A PFIC is a foreign corporation — other than a “controlled foreign corporation” (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by “U.S. shareholders,” defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder — that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Fund acquires stock in a PFIC and holds the stock beyond the end of the year of acquisition, a Fund will be subject to federal income tax on a portion of any “excess distribution” received on the stock or of any gain from disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if a Fund distributes the PFIC income as a taxable dividend to its shareholders. In general, an excess distribution is the excess (if any) of (i) the amount of distributions received by a PFIC stockholder during the taxable year; over (ii) 125% of the average amount received during the preceding three years (or, if shorter, the holding period). The balance of the PFIC income will be included in a Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent that

31

income is distributed to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, a Fund will be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain, even if they are not distributed to the Fund by the QEF; those amounts most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to “mark to market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund’s adjusted basis therein as of the end of each year. Pursuant to the election, a Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by a Fund for prior taxable years. A Fund’s adjusted basis in each PFIC’s stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Under the PFIC rules, mark to market gains are treated as an excess distribution (as ordinary income). Any mark to market gain may have to be distributed by a Fund (even though no cash is received) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax.

HEDGING TRANSACTIONS. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and gains from options, futures and foreign currency contracts derived by a Fund with respect to its business of investing in securities qualify as permissible income under the source of income requirement. The complex tax rules affecting hedging strategies may affect the character, amount and timing of distributions to shareholders and may cause a Fund to satisfy the Distribution Requirement even though no cash was received for the income event.

SHORT SALES. Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in a Fund’s hands. Except in certain situations, special rules would generally treat the gains on short sales as short-term capital gains and would terminate the running of the holding period of “substantially identical property” held by a Fund. Moreover, a loss on a short sale will be treated as a long-term loss if, on the date of the short sale, “substantially identical property” held by a Fund has a long-term holding period.

STRADDLES. Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures and forward contracts in which a Fund may invest. Section 1092 defines a “straddle” as offsetting positions with respect to personal property; for these purposes, options, futures and forward contracts are personal property. Under Section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain “wash sale” rules (described above), which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles, which would defer the loss. If a Fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made.

CONSTRUCTIVE SALE. If a Fund has an “appreciated financial position” — generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis — and enters into a “constructive sale” of the same or substantially similar property, a Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial

32

position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

BACKUP WITHHOLDING. Each Fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is no an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.

Each Fund will provide an information return to shareholders describing the federal tax status of the dividends paid by a Fund during the preceding year within 60 days after the end of each year as required by present tax law. Individual shareholders will receive Form 1099-DIV and Form 1099-B as required by present tax law during January of each year. If a Fund makes a distribution after the close of its fiscal year which is attributable to income or gains earned in such earlier fiscal year, then a Fund shall send a notice to its shareholders describing the amount and character of such distribution within 60 days after the close of the year in which the distribution is made. Shareholders should consult their tax advisers concerning the state or local taxation of such dividends, and the federal, state and local taxation of capital gains distributions.

The foregoing federal tax discussion is a general summary included for general informational purposes only and is not to be relied upon as tax advice. Each shareholder is advised to consult his/her own tax advisor with respect to the specific tax consequences of an investment in a Fund, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

This summary does not address any potential foreign, state or local tax consequences of an investment in a Fund. Shareholders may be subject to state and local taxes on distributions from a Fund in addition to federal income tax. Shareholders are urged to consult their tax advisors regarding specific questions relating to federal, state and local taxes.

FINANCIAL STATEMENTS

The audited financial statements and financial highlights of the Large Cap Fund, the Mid Cap Fund, the Small Cap Fund, the Real Estate Fund and the International Fund, including the Series in which the Funds invest for the fiscal year ended June 30, 2004, are set forth in the Annual Report to shareholders, including the notes thereto and the report of Ernst & Young LLP thereon. The Annual Report is incorporated herein by reference.

33

APPENDIX A

OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES

REGULATION OF THE USE OF OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES. As discussed in the prospectus, in managing a Fund’s corresponding Series, the adviser or the sub-advisers may engage in certain options, futures and forward currency contract strategies for certain bona fide hedging, risk management or other portfolio management purposes. Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options, futures and forward currency contracts is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded. The Board of Trustees has adopted investment guidelines (described below) reflecting these regulations.

In addition to the products, strategies and risks described below and in the prospectus, the adviser expects to discover additional opportunities in connection with options, futures and forward currency contracts. These new opportunities may become available as new techniques develop, as regulatory authorities broaden the range of permitted transactions and as new options, futures and forward currency contracts are developed. These opportunities may be utilized to the extent they are consistent with each Fund’s investment objective and limitations and permitted by applicable regulatory authorities. The registration statement for the Funds will be supplemented to the extent that new products and strategies involve materially different risks than those described below and in the prospectus.

COVER REQUIREMENTS. No Series will use leverage in their options, futures, and in the case of the International Multi-Manager and Real Estate Series, its forward currency contract strategies. Accordingly, the Series will comply with guidelines established by the SEC with respect to coverage of these strategies by either (1) setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount; or (2) holding securities or other options or futures contracts whose values are expected to offset (“cover”) their obligations thereunder. Securities, currencies, or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of the Series’ assets could impede portfolio management, or the Series’ ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES. With the exception of the International Multi-Manager Series and Real Estate Series, a Series may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange, on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction. The International Multi-Manager Series and Real Estate Series may purchase and write (sell) options only on securities and securities indices that are traded on foreign exchanges.

Each Series may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Series to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Series either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.

Each Series may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables the Series to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Series below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Series realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.

Each Series may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, the Series may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the adviser’s judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which a Series purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.

Each Series may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the Series declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by the Series. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Series will be obligated to sell the security at less than its market value.

Each Series may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the Series will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the Series would expect to suffer a loss.

Each Series may purchase put and call options and write covered put and call options on indices in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which a Series invests. Perfect correlation is not possible because the securities held or to be acquired by the Series will not exactly match the composition of indices on which options are purchased or written.

Each Series may purchase and write covered straddles on securities or indices. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. The Series would enter into a long straddle when the adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered “cover” for both the put and the call. The Series would enter into a short straddle when the adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, the Series will earmark or segregate cash and/or liquid, unencumbered securities in an account with its custodian equivalent in value to the amount, if any, by which the put is “in-the-money,” that is, that amount by which the exercise price of the put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Each Series may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indices (“index warrants”). An index warrant is usually issued by a bank or other financial institution and gives the Series the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if an Series holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the Series holds a put warrant and the value of the underlying index falls, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The Series holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; the Series holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If the Series does not exercise an index warrant prior to its expiration, then the Series loses the amount of the purchase price that it paid for the warrant.

Each Series will normally use index warrants as it may use index options. The risks of the Series’ use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Series’ ability to exercise the warrants at any time or in any quantity.

OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, each Series has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:

1.	each Series will write only covered options, and each such option will remain covered so long as the Series is obligated thereby; and

2.	no Series will write options (whether on securities or securities indices) if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. A Series may effectively terminate its right or obligation under an option by entering into a closing transaction. If a Series wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, the Series may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, a Series may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit a Series to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If a Series is unable to effect a closing purchase transaction with respect to options it has acquired, the Series will have to allow the options to expire without recovering all or a portion of the option premiums paid. If a Series is unable to effect a closing purchase transaction with respect to covered options it has written, the Series will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the Series may experience material losses due to losses on the option transaction itself and in the covering securities.

In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

1.	The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and general market conditions. For this reason, the successful use of options depends upon the adviser’s ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

2.	Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by the Series is exercised or unless a closing transaction is effected with respect to that position, the Series will realize a loss in the amount of the premium paid and any transaction costs.

3.	A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Series intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

4.	With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is “in-the-money” (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If the Series writes a call option on an index, the Series will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If the Series holds an index option and exercises it before the closing index value for that day is available, the Series runs the risk that the level of the underlying index may subsequently change.

5.	A Series’ activities in the options markets may result in a higher Series turnover rate and additional brokerage costs; however, the Series also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

FUTURES AND RELATED OPTIONS STRATEGIES. Each Series may engage in futures strategies for certain non-trading bona fide hedging, risk management and portfolio management purposes.

Each Series may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of the Series’ securities holdings. To the extent that a portion of a Series’ holdings correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. For example, if a Series correctly anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of the Series’ holdings. An Series may purchase index futures contracts if a significant market or market sector advance is anticipated. Such a purchase of a futures contract would serve as a temporary substitute for the purchase of the underlying securities, which may then be purchased, in an orderly fashion. This strategy may minimize the effect of all or part of an increase in the market price of securities that a Series intends to purchase. A rise in the price of the securities should be in part or wholly offset by gains in the futures position.

As in the case of a purchase of an index futures contract, a Series may purchase a call option on an index futures contract to hedge against a market advance in securities that the Series plans to acquire at a future date. The Series may write covered put options on index futures as a partial anticipatory hedge, and may write covered call options on index futures as a partial hedge against a decline in the prices of securities held by the Series. This is analogous to writing covered call options on securities. The Series also may purchase put options on index futures contracts. The purchase of put options on index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by the Series.

The International Multi-Manager Series and Real Estate Series may sell foreign currency futures contracts to hedge against possible variations in the exchange rates of foreign currencies in relation to the U.S. dollar. In addition, the Series may sell foreign currency futures contracts when a sub-adviser anticipates a general weakening of foreign currency exchange rates that could adversely affect the market values of the Series’ foreign securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk to the Series of a reduction in market value caused by foreign currency exchange rate variations and, by so doing, provide an alternative to the liquidation of securities positions and resulting transaction costs. When a sub-adviser anticipates a significant foreign currency exchange rate increase while intending to invest in a security denominated in that currency, the Series may purchase a foreign currency futures contract to hedge against that increase pending completion of the anticipated transaction. Such a purchase would serve as a temporary measure to protect the Series against any rise in the foreign exchange rate that may add additional costs to acquiring the foreign security position. The Series may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. The Series may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a security denominated in that currency. The Series may purchase put options on foreign currency futures contracts as a partial hedge against a decline in the foreign exchange rates or the value of its foreign portfolio securities. The Series may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

FUTURES AND RELATED OPTIONS GUIDELINES. In view of the risks involved in using the futures strategies that are described above, each Series has adopted the following investment guidelines to govern its use of such strategies. The Board of Trustees may modify these guidelines without shareholder vote.

1.	Each Series will engage only in covered futures transactions, and each such transaction will remain covered so long as the Series is obligated thereby.

2.	No Series will write options on futures contracts if aggregate exercise prices of previously written outstanding options (whether on securities or securities indices), together with the value of assets used to cover all outstanding futures positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, a Series is required to deposit with its custodian, in a segregated account in the name of the futures broker through whom the transaction is effected, or earmark an amount of cash, U.S. Government securities or other liquid instruments generally equal to 10% or less of the contract value. This amount is known as “initial margin.” When writing a call or a put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin on a futures contract is in the nature of a performance bond or good-faith deposit on the contract that is returned to a Series upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Series may be required by a futures exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as “marking to market.” For example, when a Series purchases a contract and the value of the contract rises, the Series receives from the broker a variation margin payment equal to that increase in value. Conversely, if the value of the futures position declines, a Series is required to make a variation margin payment to the broker equal to the decline in value. Variation margin does not involve borrowing to finance the futures transaction, but rather represents a daily settlement of a Series’ obligations to or from a clearing organization.

Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option. Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for the Series to close a position and, in the event of adverse price movements, the Series would have to make daily cash payments of variation margin (except in the case of purchased options). However, if futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

In considering a Series’ use of futures contracts and related options, particular note should be taken of the following:

1.	Successful use by a Series of futures contracts and related options will depend upon the adviser’s ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. For example, if the price of an index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Series would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, the advantage may be partially offset by losses in the futures position. In addition, if a Series has insufficient cash, it may have to sell assets to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect a rising market. Consequently, a Series may need to sell assets at a time when such sales are disadvantageous to the Series. If the price of the futures contract moves more than the price of the underlying securities, an Series will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

2.	In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities that cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market. Such speculative activity in the futures market also may cause temporary price distortions. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

3.	Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although each Series intends to purchase and sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, a Series would continue to be required to make variation margin payments.

4.	Like options on securities, options on futures contracts have limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that such markets for all options on futures contracts will develop.

5.	Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Series purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Series when the use of a futures contract would not, such as when there is no movement in the level of the underlying index value or the securities or currencies being hedged.

6.	As is the case with options, a Series’ activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. However, a Series also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

HEDGING STRATEGIES. The International Multi-Manager Series’ and Real Estate Series’ sub-advisers may use forward currency contracts, options and futures contracts and related options to attempt to hedge securities held by the Series. There can be no assurance that such efforts will succeed. Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investment.

The International Multi-Manager Series and Real Estate Series may enter into forward currency contracts either with respect to specific transactions or with respect to the Series’ positions. When a sub-adviser believes that a particular currency may decline compared to the U.S. dollar, the Series may enter into a forward contract to sell the currency that the sub-adviser expects to decline in an amount approximating the value of some or all of the Series’ securities denominated in that currency. Such contracts may only involve the sale of a foreign currency against the U.S. dollar. In addition, when the Series anticipates purchasing or selling a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made.

The International Multi-Manager Series and Real Estate Series also may sell (write) and purchase put and call options and futures contracts and related options on foreign currencies to hedge against movements in exchange rates relative to the U.S. dollar. In addition, the Series may write and purchase put and call options on securities and stock indices to hedge against the risk of fluctuations in the prices of securities held by the Series or which the adviser or a sub-adviser intends to include in the portfolio. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. The Series also may sell and purchase stock index futures contracts and related options to protect against a general stock market decline that could adversely affect the Series’ securities or to hedge against a general stock market or market sector advance to lessen the cost of future securities acquisitions. The Series may use interest rate futures contracts and related options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

The International Multi-Manager Series and Real Estate Series will not enter into an options, futures or forward currency contract transaction that exposes the Series to an obligation to another party unless the Series either (i) owns an offsetting (“covered”) position in securities, currencies, options, futures or forward currency contracts or (ii) has cash, receivables and liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above.

SPECIAL RISKS RELATED TO FOREIGN CURRENCY OPTIONS AND FUTURES CONTRACTS. Options and futures contracts on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The value of a foreign currency option or futures contract depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the International Multi-Manager Series’ and Real Estate Series’ position in a foreign currency option or currency contract may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options or futures transactions, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (that is, less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options or futures markets until they reopen.

As with other options and futures positions, the International Multi-Manager Series’ and Real Estate Series’ ability to establish and close out such positions in foreign currencies is subject to the maintenance of a liquid secondary market. Trading of some such positions is relatively new. Although the Series will not purchase or write such positions unless and until, in the adviser’s or the sub-adviser’s opinion, the market for them has developed sufficiently to ensure that the risks in connection with such positions are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option or futures contract at any specific time. Moreover, no Series will enter into OTC options that are illiquid if, as a result, more than 15% of its net assets would be invested in illiquid securities.

Settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Series must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and it may be required to pay any fees, taxes and charges associated with such delivery that are assessed in the issuing country.

FORWARD CURRENCY CONTRACTS. The International Multi-Manager Series and Real Estate Series may use forward currency contracts to protect against uncertainty in the level of future foreign currency exchange rates.

The Series may enter into forward currency contracts with respect to specific transactions. For example, when the Series enters into a contract for the purchase or sale of a security denominated in a foreign currency or anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds or anticipates purchasing, the Series may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying transaction. The Series will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

The Series also may hedge by using forward currency contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions or to increase its exposure to foreign currencies that the adviser or the sub-advisers believe may rise in value relative to the U.S. dollar. For example, when the adviser or the sub-advisers believe that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Series’ securities holdings denominated in such foreign currency.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Series to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Series is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the security holding if the market value of the security exceeds the amount of foreign currency the Series is obligated to deliver. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements might not be accurately predicted, causing the Series to sustain losses on these contracts and transaction costs. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, the adviser and the sub-advisers believe that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Series will be served.

At or before the maturity date of a forward contract requiring the Series to sell a currency, the Series may either sell a security holding and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Series will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Series may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Series would realize a gain or loss as a result of entering into such an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Series of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities the Series owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Although the Series values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Series may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Series at one rate, while offering a lesser rate of exchange should the Series desire to resell that currency to the dealer.

SWAP AGREEMENTS. The International Multi-Manager Series and Real Estate Series may enter into swaps relating to indices, currencies, interest rates, and equity interests. A swap transaction is an agreement between the Series and a counter party to act in accordance with the terms of the swap contract. Interest rate swaps involve the exchange by the Series with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Index swaps involve the exchange by the Series with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. An equity swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a basket of stocks or a single stock.

The Series may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Series anticipates purchasing at a later date. Swaps have special risks including possible default by the counter party to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

SPECIAL RISKS RELATED TO SWAP AGREEMENTS. Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Series is contractually obligated to make or receive. If the counter party to a swap defaults, the Series’ risk of loss consists of the net amount of payments that the Series is contractually entitled to receive. The

Series will segregate an amount of cash or other liquid securities having a value equal to the accrued excess of its obligations over entitlements with respect to each swap on a daily basis.

Whether the use of swap agreements will be successful in furthering the Series’ investment objective will depend on the Adviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Certain swap agreements may be considered to be illiquid because they are two party contracts and because they may have terms of greater than seven days. Moreover, the Series bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter party. The Series will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. In addition, the Series will enter into swap agreements only with counter parties that would be eligible for consideration as repurchase agreement counter parties under the Series’ repurchase agreement guidelines. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Series’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

APPENDIX B

DESCRIPTION OF RATINGS

Moody’s, S&P and Fitch are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody’s, S&P and Fitch to the securities in which the Funds’ corresponding Series may invest is discussed below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The advisers and sub-advisers attempt to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a Series, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Series. In that event, an adviser or sub-adviser will consider whether it is in the best interest of the Series to continue to hold the securities.

MOODY’S RATINGS

CORPORATE AND MUNICIPAL BONDS.

Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The highest rating for corporate and municipal commercial paper is
“P-1” (Prime-1). Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

B-1

MUNICIPAL NOTES. The highest ratings for state and municipal short-term obligations are “MIG 1,” “MIG 2” and “MIG 3” (or “VMIG 1,” “VMIG 2” and “VMIG 3” in the case of an issue having a variable-rate demand feature). Notes rated “MIG 1” or “VMIG 1” are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. Notes rated “MIG 2” or “VMIG 2” are of high quality, with margins of protection that are ample although not so large as in the preceding group. Notes rated “MIG 3” or “VMIG 3” are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

S&P RATINGS

CORPORATE AND MUNICIPAL BONDS.

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay interest and repay principal.

AA:    Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A:      Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The “A-1” rating for corporate and municipal commercial paper indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be rated “A-1+.”

MUNICIPAL NOTES. The “SP-1” rating reflects a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be rated “SP-1+.” The “SP-2” rating reflects a satisfactory capacity to pay principal and interest.

FITCH RATINGS

DESCRIPTION OF FITCH’S HIGHEST STATE AND MUNICIPAL NOTES RATING.

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

F-1+ - Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 - Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

B-2

APPENDIX C

PROXY POLICIES, PROCEDURES, AND VOTING GUIDELINES

SPECIFIC TO WT INVESTMENT TRUST I AND WT MUTUAL FUND

RODNEY SQUARE MANAGEMENT CORPORATION

I. Introduction

On January 31, 2003, the Securities and Exchange Commission adopted a new rule and rule amendments under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), for certain registered investment advisers regarding adoption and disclosure of proxy voting policies and the preservation and disclosure of proxy voting records.

New Rule 206(4)-6 under the Advisers Act provides that it will be a fraudulent, deceptive or manipulative act, practice, or course of business within the meaning of Section 206(4) of the Advisers Act for an investment adviser to exercise voting authority with respect to client securities unless the investment adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of clients. In addition, amendments to Rule 204-2 under the Advisers Act set forth new record-keeping requirements.

This document has been developed in accordance with the new regulatory requirements for registered investment advisers who have implicit or explicit voting authority over client securities. For Rodney Square Management Corporation (“RSMC”), these Policies, Procedures, and Voting Guidelines are intended to form the basis for voting, recording and providing required disclosures to WT Investment Trust I (the “Trust”) and WT Mutual Fund (the “Fund”) (collectively, the “Funds”), RSMC’s only advisory clients.

As regulated management investment companies, the Funds comprise a master-feeder complex where investment securities are held by multiple underlying master investment series (“Series”). The Funds have adopted related policies and procedures to comply with similar new regulatory requirements under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

II. Proxy Voting Delegation

A.	From the Funds to RSMC and Affiliate Investment Advisers:

1.	The Trust has numerous investment Series, some of which are advised by RSMC, and others that are managed by different Investment Advisers who are affiliated with RSMC. In addition, portions of some investment Series are managed by Sub-Advisers.

2.	Due to the nature of this master-feeder structure, the voting of proxies for securities held by the Trust has been delegated by the Board to RSMC and its affiliated Investment Advisers.

B.	From RSMC to Wilmington Trust Company:

1.	Pursuant to a Services Agreement between RSMC and its affiliate, Wilmington Trust Company (“Wilmington Trust”), certain dual employees of RSMC and Wilmington Trust may be authorized to coordinate the casting of proxy votes on behalf of RSMC’s clients, provided that the procedures and guidelines herein are followed by such individuals.

C.	From RSMC to Sub-Advisers for the International Multi-Manager Series:

1.	An Investment Adviser may further delegate proxy voting responsibilities to one or more Sub-Advisers to a Series if it is deemed that the Sub-Adviser(s) has the best level of expertise in a particular type of securities, or for other compelling reasons.

2.	Currently, RSMS has elected to delegate voting on behalf of the International Multi-Manager Series to the two Sub-Advisers currently managing portions of that Series.

III. Proxy Voting Policies and Procedures

A.	General Policy Statement:

1.	Based on the premise that an issuer’s Board of Directors can properly assess the best course for a company and will act in the best interests of the shareholders in pursuing maximum long-term value, proxies will generally be voted as recommended by the issuer’s Board of Directors, except in cases where stockholder rights are substantially impaired, or as otherwise stated below.

2.	As new issues arise and trends develop, voting practices will be modified accordingly.

3.	Proxy voting for securities held by RSMC-advised Series is conducted in accordance with Proxy Voting Guidelines set forth herein that Wilmington Trust has independently developed over time.

4.	An independent proxy service, Institutional Shareholder Services

(“ISS”), provides the mechanism through which the proxies for securities held by RSMC-advised Series are voted, but the voting of those proxies is directed by Wilmington Trust’s proxy analyst and is entirely based on Wilmington Trust’s Proxy Voting Guidelines.

5.	The proxy analyst conducts appropriate research based upon data gathered from the issuer’s proxy documents, ISS research material, financial publications, and other sources.

B.	Additions to and Deviations from Proxy Voting Guidelines:

1.	When a significant issue arises that is not addressed by Proxy Voting Guidelines currently in effect, the analyst brings it to the attention of Wilmington Trust’s Securities Review Committee. The Committee determines how the proxy should be voted and such determinations may result in the adoption of a new voting guideline.

2.	If the proxy analyst perceives the presence of special circumstances that would warrant making an exception to a guideline, the analyst must refer the matter to the Securities Review Committee for final determination. The exception may then become the rule should the Committee decide that an existing guideline should be reversed in light of changing times and circumstances.

C.	Conflicts of Interest:

1.	A potential conflict of interest may exist when RSMC or an affiliated entity has an interest that is reasonably likely to be affected by a proxy to be voted on behalf of the Funds and that could compromise RSMC’s independence of judgment and action in voting the proxy in the best interests of the Funds’ shareholders.

2.	In general, RSMC believes that consistently voting in accordance with the Proxy Voting Guidelines will address most anticipated conflicts of interest, as this process ensures that where there is a conflict of interest the proxy will be voted no differently than it would be voted in the absence of such conflict.

3.	Should RSMC deviate from the Proxy Voting Guidelines on a particular vote, then each matter being voted upon will be carefully assessed by the analyst and the Securities Review Committee to determine if a conflict of interest is present.

4.	In the event of a material conflict of interest, the Committee shall determine an appropriate resolution, which may include consultation with the Fund’s management or Board of Trustees, analyses by independent third parties, or other means necessary to ensure and demonstrate that a proxy was voted in the best interests of Fund shareholders not affected by RSMC’s or another party’s conflict.

D.	Written Analysis:

1.	Written analysis and related documentation must be retained

to support (i) any conclusion as to how to cast votes with respect to changes to or deviation from current Proxy Voting Guidelines and/or (ii) the resolution of conflict of interest on a particular vote.

2.	This material should be preserved by RSMC, provided to the Funds, and maintained in the proxy voting files. However, public disclosure of such analysis is not required.

IV. Proxy Voting Guidelines as of February 20, 2004

A.	RSMC will generally vote with an issuer’s management by voting:

1.	For election of directors;

2.	For appointment of auditors;

3.	For uncontested mergers;

4.	For proposals to establish a staggered board;

5.	For proposals to require that directors can be removed only for cause;

6.	For proposals to increase authorized shares;

7.	For proposals to require supermajority vote for takeover-related events - provided there is a “fair price” provision., but we vote against management in the absence of such fair price provision.);

8.	For proposals to limit director liability and indemnify directors, if the proposal provides that directors would remain liable and would not be indemnified should it be determined that there was willful misconduct on their part. We do not vote in favor of indemnification if there is pending litigation against directors;

9.	For executive stock option plans, employee stock-purchase plans, and compensation-related proposals in general, except we vote against proposals to re-price options;

10.	For proposals from heretofore tax-exempt funds to remove limits on investments in securities that are not exempt from the federal alternative minimum tax;

11.	For proposals to reincorporate in tax havens like Bermuda and the Cayman Islands;

12.	As management recommends on proposals to eliminate or establish preemptive rights;

13.	As management recommends on proposals to eliminate or establish cumulative voting;

14.	Against shareholder proposals that the company not provide pension benefits to non-employee directors;

15.	Against shareholder proposals to require a shareholder vote on large issuances of voting shares to a single person or group;

16.	Against shareholder proposals to require confidential voting;

17.	Against shareholder proposals that a majority of the Board be independent;

18.	Against shareholder proposals to subscribe to McBride Principles in Northern Ireland, or to cease doing business in countries with human rights violations.

19.	Against shareholder proposals to limit “golden parachutes;”

20.	Against shareholder proposals to limit the money paid to the company’s auditors for non-auditing services;

21.	Against shareholder proposals to index options;

22.	Against shareholder proposals to expense options; and

23.	With respect to mutual funds, we vote for proposals to allow mutual fund mergers to occur without shareholder vote being required, subject to the rules of the Investment Company Act of 1940.

B.	RSMC will generally vote against an issuer’s management by voting:

1.	For shareholder proposals requesting that management rescind takeover-related rights plans, except we don’t oppose the rights plan if it has a permitted bid provision and the provision is reasonable;

2.	For shareholder proposals to amend the by-laws of Delaware corporations to provide that they will no longer be governed by Section 203 of the Delaware General Corporation Law;

3.	For shareholder proposals to exclude abstentions when tabulating votes;

4.	Against proposals to establish a new class of common stock with magnified voting power;

5.	Against proposals to eliminate shareholder action by written consent;

6.	Against proposals to require that shareholder meetings can only be called by the Board of Directors. We favor provisions whereby special shareholder meetings can be called by an individual or group with at least ten percent voting power, and oppose proposals that would move the threshold away from ten percent — either higher or lower;

7.	Against proposals to authorize the Board to adopt, amend, or repeal the company’s by-laws without shareholder vote;

8.	Against proposals to require more than a simple majority shareholder vote to remove directors for cause;

9.	Against proposals to re-price options;

10.	With respect to British companies, we vote against proposals to disenfranchise shareholders who own more than a certain percentage of the outstanding stock and do not respond quickly enough to the company’s request to disclose the size of their holdings;

11.	With respect to French companies, we vote against proposals to allow the Board to issue stock in response to a takeover offer; and

12.	With respect to mutual funds, we vote:

a.	against proposals to change a mutual fund’s investment objective, unless there is an extremely compelling reason,

b.	against proposals to eliminate the requirement that changes in a mutual fund’s investment objective be subject to shareholder vote,

c.	against proposals to change any of a mutual fund’s investment policies in a manner that would be counter to the fund’s investment objective, and

d.	if it is apparent that one of a mutual fund’s investment policies could be changed in a manner that would be counter to the fund’s investment objective, then we would vote against a proposal to eliminate the shareholder vote required to change that particular investment policy.

V. Proxy Voting Record-keeping

A.	RSMC’s Record-keeping Responsibilities under the Advisers Act:

In compliance with the rule amendments that require advisers to maintain certain records relating to the proxy votes cast for clients, RSMC shall maintain the following records:

1.	Copies of all proxy voting policies, procedures, and voting guidelines;

2.	Copies of each proxy voting statement received regarding client securities;

3.	Records of each vote cast;

4.	Copies of any documents created by RSMC that were material to making a decision on how to vote a proxy, or that memorialize the basis for such decision, including written consents from clients.

5.	Copies of all written client requests for proxy voting records and any written response from RSMC to any (written or oral) request for such information.

6.	RSMC shall keep its proxy voting books and records, including all of the above items, in an easily accessible place for five years (the first two years in an appropriate office of RSMC).

B.	RSMC’s Record-keeping Responsibilities under the Investment Company Act:

1.	RSMC shall maintain separate records of each proxy vote it casts on behalf of each Series during the 12-month period ended June 30th of each year in the following format:

NAME OF THE ISSUER OF THE PORTFOLIO SECURITY
EXCHANGE TICKER SYMBOL OF THE PORTFOLIO SECURITY
(IF REASONABLY AVAILABLE)
CUSIP NUMBER FOR THE PORTFOLIO SECURITY
(IF REASONABLY AVAILABLE)
SHAREHOLDER MEETING DATE
BRIEF SUMMARY OF EACH MATTER VOTED UPON
WHETHER THE MATTER WAS PROPOSED BY THE ISSUER OR
BY A SECURITY HOLDER
WHETHER RSMC VOTED THE SERIES’ SHARES ON THE MATTER
HOW THE VOTE WAS CAST — “FOR,” “AGAINST,” “ABSTAIN,”
OR “WITHHELD” REGARDING ELECTION OF DIRECTORS
WHETHER RSMC VOTED THE SERIES’ SHARES
WITH OR AGAINST THE ISSUER’S MANAGEMENT

2.	RSMC will also support and coordinate all reporting and disclosure requirements.

3.	ISS or another third-party administrator maybe engaged to perform some or all of the activities described herein.

VI. Disclosure Requirements

A.	Disclosure of Proxy Voting Policies, Procedures, and Records:

1.	RSMC shall prepare a concise summary of this document for delivery to any client upon request.

2.	The summary should also indicate that a copy of the complete Proxy Policies, Procedures, and Voting Guidelines is available upon request by clients.

3.	RSMC shall also inform clients how to obtain information on how their securities were voted.

As approved and ratified by the Board of Trustees on September 28, 2004

PROXY VOTING POLICIES AND PROCEDURES FOR JULIUS

Global Proxy Voting Manual

Policies

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS

ISS General Recommendation & Policy

Vote FOR approval of financial statements and director and auditor reports, unless:

•	there are concerns about the accounts presented or audit procedures used; or

•	the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Discussion

Most companies around the world submit these reports to shareholders for approval, and this is one of the first items on most agendas. The official financial statements and director and auditor reports are valuable documents when evaluating a company’s annual performance. The director report usually includes a review of the company’s performance during the year, justification of dividend levels and profits or losses, special events such as acquisitions or disposals, and future plans for the company.

The auditor report discloses any irregularities or problems with the company’s finances. While a qualified report by itself is not sufficient reason to oppose this resolution, it raises cautionary flags of which shareholders should be aware. Most auditor reports are unqualified, meaning that in the auditor’s opinion, the company’s financial statements are made in accordance with generally accepted accounting principles.

When evaluating a company’s financial statements, ISS looks at debt/equity levels on the balance sheet, historical sales and earnings performance, dividend history and payout ratios, and the company’s performance within its own country and relative to similar companies in its industry. Unless there are major concerns about the accuracy of the financial statements or the director or auditor reports, ISS recommends approval of this item.

APPOINTMENT OF INTERNAL STATUTORY AUDITORS

ISS General Recommendation & Policy

Vote FOR the appointment or reelection of statutory auditors, unless:

•	there are serious concerns about the statutory reports presented or the audit procedures used;

•	questions exist concerning any of the statutory auditors being appointed; or

•	the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Discussion

The appointment of internal statutory auditors is a routine request for companies in Latin America, Italy, Spain, Portugal, Japan, Korea, and Russia. The statutory auditing board is usually composed of three to five members, including a group chairman and two alternate members, all of whom are expected to be independent. In addition to the regular duty of verifying corporate accounts, the auditor board is responsible for supervising management and ensuring compliance with the law and articles of association. The auditors must perform an audit of the accounts every three months and present to shareholders a report on the balance sheet at the AGM. For most countries, the auditors are elected annually and may seek reelection. ISS recommends supporting the appointment of statutory auditors unless there are serious concerns about the reports presented or questions about an auditor’s qualifications.

ALLOCATION OF INCOME

ISS General Recommendation & Policy

Vote FOR approval of the allocation of income, unless:

•	the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	the payout is excessive given the company’s financial position.

Discussion

Many countries require shareholders to approve the allocation of income generated during the year. These proposals usually, but not always, contain an allocation to dividends. When determining the acceptability of this proposal, ISS focuses primarily on the payout ratio. Payouts of less than 30 percent or more than 100 percent are a trigger for further analysis. The minimum level of 30 percent is based on a review of international practice. Payouts of more than 100 percent are a signal that the company is dipping into reserves to make the payment.

Further analysis of payout ratios should include the following: an examination of historical payouts to determine if there is a long-term pattern of low payouts; exceptional events that may have artificially modified earnings for the year; the condition of a company’s balance sheet; comparisons with similar companies both domestically and internationally; and the classification of the company as growth or mature.

Justifications for extreme payouts must be reviewed carefully. If the company has an adequate explanation for a certain payout, ISS supports the income allocation as proposed. However, if a company has a pattern of low payouts, fails to adequately justify the retention of capital, and is not experiencing above-average growth, ISS recommends opposing the proposal. A vote against the payout is also recommended if a company appears to be maintaining an excessive payout that may affect its long-term health.

STOCK (SCRIP) DIVIDEND ALTERNATIVE

ISS General Recommendation & Policy

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Discussion

Stock (scrip) dividend alternatives, whereby shareholders are offered the option of receiving their dividend payment in the form of fully paid ordinary shares, are common proposals worldwide. While dividend payments in the form of shares in lieu of cash do not immediately add to shareholder value, they allow companies to retain cash and to strengthen the position and commitment of long-term shareholders. ISS opposes stock dividend proposals that do not allow a cash option unless management shows that the cash outflow is detrimental to the company’s health and to long-term shareholder value.

AMENDMENTS TO ARTICLES OF ASSOCIATION

ISS General Recommendation & Policy

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Discussion

Requests to amend a company’s articles of association are usually motivated by changes in the company’s legal and regulatory environment, although evolution of general business practice can also prompt amendments to articles. Such proposals are especially common whenever stock exchange listing rules are revised, new legislation is passed, or a court case exposes the need to close loopholes.

Amendments to articles range from minor spelling changes to the adoption of an entirely new set of articles. While the majority of such requests are of a technical and administrative nature, minor changes in wording can have a significant impact on corporate governance. As such, ISS carefully scrutinizes any changes to a company’s articles. From a company’s perspective, it is often more efficient to adopt a new set of articles than to introduce numerous amendments. However, bundling changes that treat different provisions of the articles into one voting item prevents shareholders from separating items of concern from routine changes. By leaving a shareholder with an all-or-nothing choice, bundling allows companies to include negative provisions along with positive or neutral changes.

When reviewing new or revised articles, ISS classifies each change according to its potential impact on shareholder value and then weighs the package as a whole. The presence of one strongly negative change may warrant a recommendation against the resolution. In assigning these classifications, ISS is not concerned with the nature of the article being amended, but rather focuses on whether the proposed change improves or worsens the existing provision.

The final criterion on which ISS bases its decision is whether failure to pass a resolution would cause an immediate loss of shareholder value. In such cases, ISS supports even a bundled resolution that includes negative changes.

CHANGE IN COMPANY FISCAL TERM

ISS General Recommendation & Policy

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Discussion

Companies routinely seek shareholder approval to change their fiscal year end. This is a decision best left to management. ISS opposes this resolution only if the company is changing its year end to postpone its AGM. Most countries require companies to hold their AGM within a certain period of time after the close of the fiscal year. If a company is embroiled in a controversy, it might seek approval to amend its fiscal year end at an EGM to avoid controversial issues at an AGM. ISS opposes the change in year end in these cases.

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP

Iss General Recommendation & Policy

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

Discussion

ISS’s recommended level for ownership disclosure is five percent. A level below that does not add substantially to shareholders’ interests and is often only a pretext for an antitakeover defense. A lower level also requires a greater number of shareholders to disclose their ownership, causing a greater burden to shareholders and to the company. Positions of more than five percent are significant, however, and this is the standard that the U.S. SEC uses. In certain cases, shareholders may want to know of smaller positions-at a troubled company likely to be put in play, for example. ISS examines these companies to determine if these lower thresholds would benefit shareholders.

AMEND QUORUM REQUIREMENTS

ISS General Recommendation & Policy

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Discussion

Quorum requirements differ widely by market. In the United States, for instance, a quorum of a majority of the outstanding shares is the norm. In many global markets, however, the percentage of shares represented at meetings is not as high as in the United States. Indeed, many companies incorporated in markets outside the United States have difficulty attaining a quorum.

Proposals to amend the quorum requirement are evaluated on a case-by-case basis based on market norms, the company’s reasons for the change, and the company’s ownership structure. With respect to the latter, companies that have a substantial shareholder or shareholder group should set their quorum requirement well above the percentage of shares owned by such shareholder or shareholder group. Quorum requirements are intended to ensure that a broad range of shareholders is represented at meetings. Setting a quorum requirement that is too low, whether in absolute terms or relative to the holdings of a large shareholder, undermines this purpose. A low quorum requirement is of particular concern in markets where resolutions are decided on the basis of either shares present and entitled to vote at a meeting or votes cast at the meeting; in such cases, once a quorum is attained the shares present, regardless of whether they are representative of the entire body of shareholders, will be able to decide the matters under consideration at the meeting.

TRANSACT OTHER BUSINESS

ISS General Recommendation & Policy

Vote AGAINST other business when it appears as a voting item.

Discussion

This item provides a forum for questions and any other resolutions that may be brought up at the meeting. In most countries the item is a formality and does not require a shareholder vote, but companies in certain countries include other business as a voting item. Because shareholders who vote by proxy cannot know what issues will be raised under this item, ISS cannot recommend that shareholders approve this request when asked for a vote. While ISS recognizes that in most cases this item is a formality or includes discussion that will have no impact on shareholders, shareholders cannot risk the negative consequences of voting in advance on an item for which information has not been disclosed.

DIRECTOR ELECTIONS

ISS General Recommendation & Policy

Vote FOR management nominees in the election of directors, unless:

•	there are clear concerns about the past performance of the company or the board; or

•	the board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed)

Discussion

ISS considers director elections to be one of the most important voting decisions that shareholders make, especially because shareholders are only given the opportunity to review their companies’ operations once a year at the AGM. Thus, if detailed information on boards or nominees is available, analysis to the highest degree possible is warranted. Directors function as the representatives of shareholders throughout the year and are therefore a crucial avenue of ongoing influence on management.

Levels of disclosure regarding directors vary widely. In some countries, such as the United Kingdom, Canada, and Australia, companies publish detailed information such as director biographies, share ownership, and related information that aids shareholders in determining the level of director independence. In many other countries, the only information available on directors is their names, while still other countries disclose no information at all. In cases where detailed information about directors is not available, it would be counterproductive to vote against directors on the basis of a lack of information. Opposition to specific nominees or boards should be supported by specific problems or concerns.

While ISS supports the annual election of directors, boards in many countries are divided into two or more classes that are elected on a staggered basis. This system of classified boards is common across the world. Only Canadian companies routinely elect the entire board on an annual basis, but even in Canada companies may classify their board if an appropriate amendment is made to the articles. In certain countries, executive directors may be appointed for terms of up to five years, and a company’s articles may give executive directors protected board seats under which they are not subject to shareholder election. ISS opposes protected board seats and preferential treatment of executive directors.

When reviewing director election proposals, ISS examines board composition, company performance, and any negative views or information on either the company or individual directors. ISS determines the number of executive, independent, and affiliated directors on the board, the existence and composition of board committees, and the independence of the chairman. An affiliated director is defined as one who represents a major shareholder; has significant commercial contacts with the company as a legal counsel, auditor, or consultant; has held executive positions within the company in the past; or is related to the founding family, another board member, or a top executive. In cases where board composition is of concern, the company’s general health and its recent financial performance may play a part in the evaluation of directors. Individual director information is also considered, including share ownership among director nominees.

ISS also takes into account the attendance records of directors when such information is provided to shareholders, using a benchmark attendance rate of 75 percent of board meetings. If an individual director fails to attend at least 75 percent of board meetings for two or more consecutive years, ISS makes further inquiries to the company regarding the absences. ISS recommends withholding votes against the director unless the company has provided a reasonable explanation for the absences. International companies tend to have directors who reside in other countries on their boards, making attendance difficult. While ISS understands the difficulties imposed on such directors, failing to attend meetings prevents directors from fulfilling their fiduciary obligations and adequately representing shareholder interests. Other business obligations and conflicting travel schedules are not acceptable reasons for consistently poor attendance records. ISS supports the use of teleconferencing and videoconferencing to cope with the increasing time and travel demands faced by directors in global business.

Statements of corporate governance practices are also helpful in reviewing director election proposals, but only in a few countries are these routinely included as part of the annual report, usually as a listing requirement of the major stock exchange. These reports are required in Australia, Canada, South Africa, and the United Kingdom.

For shareholder nominees, ISS places the persuasive burden on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management’s nominees. Serious consideration of shareholder nominees will be given only if there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.

DIRECTOR COMPENSATION

ISS General Recommendation & Policy

Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

Discussion

Proposals seeking shareholder approval for nonexecutive directors’ fees are not controversial in most countries. ISS generally supports resolutions regarding directors’ fees unless they are excessive relative to fees paid by other companies in the same country or industry. In evaluating such proposals, ISS focuses on the fees paid to each nonexecutive or, if such detailed information is not available, on the aggregate amount payable to all of the nonexecutives. Where available, ISS will also take into consideration evidence of past abuses, both by the company and those, if any, characteristic of the market.

Companies in many markets provide their nonexecutives an option to receive all or a portion of their cash fees in the form of company shares. We approve these measures as the exchange is on a ‘dollar-for-dollar’ basis, that is, as long as a director receives shares having a cash value equal to that of the foregone fees, with the share price used for such calculation being determined on a reasonable date. While there is some dilution associated with such payments, such dilution is minimal, and in any event, increasing directors’ share ownership is likely to align the interests of the directors with those of shareholders.

However, we will not support such arrangements if the exchange is not dollar-for-dollar; such exchanges put shareholders at a disadvantage by providing directors the opportunity to receive shares at discount, and the interests of directors who have acquired shares at a discount are likely to be less closely aligned with those of other shareholders. Some companies provide their nonexecutive directors the opportunity to exchange all or a portion of their cash fees for stock options; we would evaluate such grants in accordance with our stock option guidelines. As is already common in the United States, companies in some global markets have begun to provide their nonexecutives with stock options as a separate element of their remuneration. In such countries, proposals seeking approval for the remuneration of nonexecutive directors cannot be evaluated without detailed information regarding the proposed remuneration, which could include options, and in some cases, discounted options. Remuneration proposals that include option grants must be evaluated in accordance with the guidelines for stock options. Likewise, remuneration proposals that could include option grants-by virtue of their being proposed by a company in a market where option grants to nonemployee directors are common-must also be evaluated in accordance with the guidelines for stock options.

Some countries require shareholder approval for the remuneration of executive as well as nonexecutive directors. Companies in such markets occasionally bundle nonexecutive and executive remuneration proposals into a single resolution. While ISS generally believes that executive compensation is the purview of the board, when proposed executive compensation is gratuitous or otherwise excessive in light of market norms or there is past evidence of abuse, ISS will recommend a vote against such resolutions. In reviewing such proposals, our analysis focuses, among other things, on the amount of the proposed compensation relative to market norms but also relative to the company’s financial performance. For example, absent performance criteria and appropriate limits, it would be inappropriate to approve a resolution entitling an executive to a bonus equal to a substantial portion of a company’s profits.

Retirement benefits for nonexecutive directors are inappropriate, as they increase the directors’ financial reliance on the company and could call into question the objectivity of their decision-making. In addition, most directors have served as senior executives of other companies, and adequate retirement benefits should be provided through these companies. The only caveat to this policy would be for professional nonexecutive directors such as those found in the United Kingdom. However, requests for such benefits in the United Kingdom are rare, and the appropriateness of using shareholder funds in this manner is questionable.

DISCHARGE OF BOARD AND MANAGEMENT

ISS General Recommendation & Policy

Vote FOR discharge of the board and management, unless:

•	there are serious questions about actions of the board or management for the year in question; or

•	legal action is being taken against the board by other shareholders.

Discussion

The annual formal discharge of board and management represents shareholder approval of actions taken during the year. Discharge is a tacit vote of confidence in the company’s management and policies. It does not necessarily eliminate the possibility of future shareholder action, although it does make such action more difficult to pursue. Meeting agendas normally list proposals to discharge both the board and management as one agenda item. This is a routine item in many countries. Discharge is generally granted unless a shareholder states a specific reason for withholding discharge and plans to undertake legal action. Withholding discharge is a serious matter and is advisable only when a shareholder has concrete evidence of negligence or abuse on the part of the board or management, has plans to take legal action, or has knowledge of other shareholders’ plans to take legal action. If evidence suggests that one or more board or management members are responsible for problems such as fraud or grave mismanagement, shareholders can withhold discharge from these individuals and pursue further legal action. Poor performance that can be directly linked to flagrant error or neglect on the part of the board or management, or board actions that are detrimental to shareholders’ interests, may also constitute grounds for voting against discharge.

If shareholders approve discharge of the board and management, they will face a greater challenge if they subsequently decide to pursue legal action against these parties. Shareholders would be required to prove that management or the board did not supply correct and complete information regarding the matter in question.

DIRECTOR, OFFICER, AND AUDITOR

INDEMNIFICATION AND LIABILITY PROVISIONS

ISS General Recommendation & Policy

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Discussion

The scope of directors’ and officers’ indemnification and liability provisions varies by market. Within reason, ISS seeks to respect the indemnification and liability protections applicable in each market, but some markets allow companies to provide indemnification and liability protection that we deem excessive. In general, ISS believes that officers and directors should only be eligible for indemnification and liability protection if they have acted in good faith on company business and were found innocent of any civil or criminal charges for duties performed on behalf of the company. Providing indemnification and liability protection beyond such levels would effectively absolve officers and directors of their duties to shareholders. ISS recognizes that limiting a company’s ability to provide liability and indemnification protection may limit its ability to attract and retain qualified directors and executives and that indemnification provisions afford directors and officers protection to take risks and maximize shareholder wealth. However, ISS also believes that providing liability and indemnification protection in excess of that outlined above could unfairly prejudice shareholders in holding officers and directors accountable and that the level of protection allowed under our guidelines represents a reasonable compromise.

When evaluating indemnification and liability provisions in more developed markets that enumerate the duty of loyalty and the duty of care, ISS also takes into account the liability and indemnification provisions contained in ISS’s U.S. Proxy Voting Guidelines.

Although ISS supports indemnifying directors and officers, ISS opposes providing these protections to auditors. These payments call into question the objectivity of the auditor in carrying out the audit, as the fees paid on its behalf could be greater than the audit fees alone. Eliminating concerns about being sued for carelessness could also lead to a decrease in the quality of the audit. Given the substantial settlements against auditors in recent years for poor audit practices, the cost of such insurance to the company and its shareholders is unwarranted.

BOARD STRUCTURE

ISS General Recommendation & Policy

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Discussion

Resolutions relating to board structures range from fixing the number of directors or establishing a minimum or maximum number of directors to introducing classified boards and director term limits.

Board Size

Proposals to fix board size are common and are routinely approved. Proposals to establish a range of board size are also frequent; a range of two or three open slots relative to the existing board size is reasonable, as it gives the company some flexibility to attract potentially valuable board members during the year. Latitude beyond this range is inappropriate, however, because companies can use this freedom to hinder unwanted influence from potential acquirers or large shareholders.

Adopt Classified Board

ISS prefers that all directors stand for reelection every year. All directors should be accountable to shareholders on an annual basis, as the ability to elect directors is the single most important use of the shareholder franchise. While classified boards are the norm in most countries, some companies have chosen to place their directors up for annual election. ISS supports initiatives to declassify boards and opposes proposals to classify previously unstaggered boards. Classifying the board makes it more difficult to effect a change of control through a proxy contest; because only a minority of the directors are elected each year, a dissident shareholder would be unable to win control of the board in a single election.

Introduction of Mandatory Age of Retirement

ISS believes that age should not be the sole factor in determining a director’s value to a company. Rather, each director’s performance should be evaluated on the basis of their individual contribution and experience.

Altering Board Size

Companies may attempt to increase board size in order to add related or like-minded directors to the board. Conversely, establishing a minimum number of directors could make it easier to remove independent directors from the board. ISS considers these proposals on a case-by-case basis.

All proposals to alter board size during a proxy fight or other possible contests for control should be opposed. Allowing directors to alter the terms of a contest while it is underway is not in shareholders’ interests, as this tactic could be used to thwart a takeover that is in shareholders’ interests.

Two-Tiered Boards

Companies in many countries have a two-tiered board structure, comprising a supervisory board of nonexecutive directors and a management board with executive directors. The supervisory board oversees the actions of the management board, while the management board is responsible for the company’s daily operations. Companies with two-tiered boards elect members to the supervisory board only; management board members are appointed by the supervisory board. In Austria, Brazil, the Czech Republic, Germany, Peru, Poland, Portugal, and Russia, two-tiered boards are the norm. They are also permitted by company law in France and Spain.

CAPITAL SYSTEMS

Companies have one of two main types of capital systems: authorized and conditional. Both systems provide companies with the means to finance business activities, but they are considerably different in structure. Which system is used by a company is determined by the economic and legal structure of the market in which it operates.

Authorized Capital System

The authorized capital system sets a limit in a company’s articles on the total number of shares that can be issued by the company’s board. The system allows companies to issue shares from this preapproved limit, although in many markets shareholder approval must be obtained prior to an issuance. Companies also request shareholder approval for increases in authorization when the amount of shares contained in the articles is inadequate for issuance authorities. ISS reviews proposals for such increases based on the following criteria: the history of issuance requests; the size of the request; the purpose of the issuance (general or specific) associated with the increase in authorization; and the status of preemptive rights (see pol.19 and pol.21).

Conditional Capital System

Under the conditional capital system, companies seek authorizations for pools of capital with fixed periods of availability. For example, if a company seeks to establish a pool of capital for general issuance purposes, it requests the creation of a certain number of shares with or without preemptive rights, issuable piecemeal at the discretion of the board for a fixed period of time. Shares unissued after the fixed time period lapse. This type of authority would be used to carry out a general rights issue or small issuances without preemptive rights.

Requests for a specific issuance authority are tied to a specific transaction or purpose, such as an acquisition or the servicing of convertible securities. Such authorities cannot be used for any purpose other than that specified in the authorization. In this case, a company requests the creation of a certain number of shares with or without preemptive rights, issuable as needed for the specific purpose requested. This pool of conditional capital also carries a fixed expiration date.

In reviewing these proposals, ISS takes into consideration the existence of pools of capital from previous years. Because most capital authorizations are for several years, new requests may be made on top of the existing pool of capital. While most requests contain a provision to eliminate earlier pools and replace them with the current request, this is not always the case. Thus, if existing pools of capital are being left in place, the aggregate potential dilution amount from all capital should be considered.

SHARE ISSUANCE REQUESTS

ISS General Recommendation & Policy

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

General Issuances

General issuance requests under both authorized and conditional capital systems allow companies to issue shares to raise funds for general financing purposes. Approval of such requests gives companies sufficient flexibility to carry out ordinary business activities without having to bear the expense of calling shareholder meetings for every issuance.

Issuances can be carried out with or without preemptive rights. Preemptive rights permit shareholders to share proportionately in any new issuances of stock. These rights guarantee existing shareholders the first opportunity to purchase shares of new issuances of stock in the class they own in an amount equal to the percentage of the class they already own. Corporate law in many countries recognizes preemptive rights and requires shareholder approval for the disapplication of such rights.

ISS believes that the ability to double share capital through a rights issue (with preemptive rights) provides the company with sufficient financing to meet most contingencies. Rights issues for general capital needs of more than 100 percent of outstanding capital warrant shareholder approval. Issuance authorities of more than 100 percent can lead to excessive cash calls on shareholders, requiring them to provide the funds necessary to maintain their relative positions in the company or to accept substantial dilution.

In some cases, companies may need the ability to raise funds for routine business contingencies without the expense of carrying out a rights issue. Such contingencies could include the servicing of option plans, small acquisitions, or payment for services. When companies make issuance requests without preemptive rights, shareholders suffer dilution as a result of such issuances. Therefore, authorizations should be limited to a fixed number of shares or a percentage of capital at the time of issuance. While conventions regarding this type of authority vary widely among countries, ISS routinely approves issuance requests without preemptive rights for up to 20 percent of a company’s outstanding capital.

Stock exchange listing rules also play a factor in determining the acceptability of share issuance requests. In some markets, companies may ask for the authority to issue all of their authorized but unissued share capital, yet the country’s stock exchange prevents a company from issuing more than ten percent of the company’s share capital in any one year without seeking additional shareholder approval. Another example is global companies that are listed on NASDAQ or the New York Stock Exchange (NYSE). Generally speaking, companies listed on NASDAQ and the NYSE must seek shareholder approval for any issuance of shares or of securities convertible into shares in excess of 20 percent of the company’s outstanding shares at the time of issuance. If stock exchange listing requirements include adequate safeguards with respect to share issuances, ISS will approve the request unless there are specific concerns with the company.

Specific Issuances

Specific issuance requests should be judged on their individual merits. For example, a company may request the issuance of shares for an acquisition in the form of a rights issue to raise funds for a cash payment, or else a company could request an issuance without preemptive rights for use in a share-based acquisition or issuance to a third party. Such a request could be of any size, and ISS recommends approval as long as the proposal is sound. A more routine request would be an authority to issue shares without preemptive rights for issuance as needed upon conversion of convertible securities or to service a share option plan. These shares can only be used for the purpose defined in the resolution.

INCREASES IN AUTHORIZED CAPITAL

ISS General Recommendation & Policy

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Discussion

Increases in authorized capital are requested both for general financing flexibility and to provide for a specific purpose. Companies need an adequate buffer of unissued capital in order to take advantage of opportunities during the year, thus they often request increases in authorized capital for no specific purpose other than to retain this flexibility. ISS believes that approving such requests is reasonable.

An increase of 100 percent over the existing authorization gives the company sufficient flexibility in any given year, but requiring that at least 30 percent of the new authorization be outstanding also limits the company’s ability to abuse this privilege. If a company wishes to issue shares for any unforeseen reason during the year that would double (or possibly triple) outstanding share capital, an EGM to seek shareholder approval is justified.

Another important consideration is the status of preemptive rights. Not all countries recognize shareholders’ preemptive rights, and excessive authorizations could lead to substantial dilution for existing shareholders. When preemptive rights are not guaranteed, companies do not need shareholder approval for share issuances as long as the issuance does not result in an increase above the authorized capital limit.

For specific requests, increases in capital up to any size may be justified if the purpose of the new authorization is in shareholders’ interests. Such increases may be needed to fund a variety of corporate activities, thus each proposal must be reviewed on its individual merits. However, the same concerns with dilution exist if the outstanding capital is still less than 30 percent of the new authorization after all issuances take place.

ISS recommends that shareholders vote against proposals seeking to increase authorized capital to an unlimited number of shares. ISS does not believe that companies need unlimited financial flexibility to transact ordinary business because such an arrangement precludes management from periodically consulting shareholders for new capital. Unlimited authorizations may also be used as antitakeover devices, and they have the potential for substantial voting and earnings dilution. As such, they are not in shareholders’ best interests.

REDUCTION OF CAPITAL

ISS General Recommendation & Policy

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Discussion

Proposals to reduce capital can cover a variety of corporate actions, ranging from routine accounting measures to reductions pertaining to a significant corporate restructuring in the face of bankruptcy. In addition, proposals to reduce capital can vary significantly from market to market as a result of local laws and accounting standards. Some examples of capital reduction proposals found overseas include:

Reduction in Stated Capital

One example of this type of proposal asks shareholders to allow the board to reduce the company’s deficit and create a contributed surplus by effecting a reduction in the state capital of the company’s common shares. A company may take this action if its net assets are in danger of falling below the aggregate of its liabilities and its stated capital. Should that situation occur, under some corporate law statutes the company would be prohibited from paying dividends on its shares. ISS usually supports such proposals as they are considered to be routine accounting measures. This type of proposal is seen often in Canada.

Reduction in Connection with Cancellation of Repurchased Shares

A company may also seek a reduction in capital corresponding to the cancellation of shares repurchased in connection with an earlier buyback authorization. The amount of equity that may be cancelled is usually limited to ten percent by national law. This type of proposal is seen most often in Scandanavia, Japan, Spain, and some Latin America markets and is considered a routine accounting measure.

Reduction in Connection with Dividend Payments

If a board determines growth in income to be insufficient to enable the payment of a dividend, it may propose to lower the par value of the company’s shares and pay the difference in par value back to the shareholders, effecting a corresponding reduction in capital. Such reduction is normally effected proportionately against all outstanding capital, and therefore does not involve any material change relative to shareholder value. Thus, ISS generally recommends that shareholders vote for these proposals, which are most often seen in Switzerland, Spain, and some Latin American markets.

Reduction in Connection with Repayment and Cancellation of Deferred Shares and Preference Shares

Companies may also seek approval for the reduction of share capital pursuant to a repayment and cancellation of deferred shares or preference shares. Deferred shares may be created as bonus shares by a company capitalizing credit from a share premium account pursuant to a reorganization plan, for example, to return excess capital back to shareholders. The company then repurchases the bonus shares in exchange for cash equal to their nominal value and cancels them through a capital reduction. Companies that have preference shares outstanding may also request to cancel and repay these shares which may no longer be required for the carrying out of their financial objectives and may accrue administration costs which have become disproportionate to the benefits of maintaining such shares. Preference shares also carry certain rights that restrict the flexibility of conducting certain corporate actions, in particular share repurchases, which is another reason why companies propose to cancel such shares. In either case, ISS supports such reductions as they simplify capital structure and save on administration costs and remove certain restrictions associated with preference shares. This type of proposal is commonly seen in the United Kingdom.

Reduction in Connection with Restructuring

As noted above, some proposals to reduce capital are made in connection with a significant corporate restructuring. ISS generally supports such proposals because opposition could lead to insolvency, which is not in shareholders’ interests. Evaluation of this type of proposal should take a realistic approach to the company’s situation and the future prospects for shareholders.

CAPITAL STRUCTURES

ISS General Recommendation & Policy

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

Discussion

A key decision for any business is determining its capital structure. When timed correctly, sophisticated capital management-finding the right mix of equity, long-term debt, and short-term financing-can enhance shareholder returns. This process involves coordination of important issues, including dividend policy, tax and interest rates, types of assets, opportunities for growth, ability to finance new projects internally, and cost of obtaining additional capital.

These decisions are best left to a company’s board and senior management, who should be given the latitude to determine the company’s capital structure. However, shareholders should be aware that many financing decisions could have an adverse effect on shareholder returns. For example, additional equity financing may reduce an existing shareholder’s ownership interest and can dilute the value of the investment. Some capital requests can be used as takeover defenses; in response to this situation, company laws establish limits on management’s authority to issue new capital and often require shareholder approval for significant changes in management’s existing authorizations.

ISS supports a one share, one vote policy and opposes mechanisms that skew voting rights. Shareholders’ voting rights should accrue in accordance with their equity capital commitment to the company. Dual class capital structures entrench certain shareholders and management, insulating them from possible takeovers or other external influence or action. The interests of parties with voting control may not be the same as those of shareholders constituting a majority of the company’s capital. Additionally, research and market experience have shown that companies with dual class capital structures or other antitakeover mechanisms consistently trade at a discount to similar companies without such structures.

When companies with dual class capital structures seek shareholder approval for the creation of new shares, ISS opposes the creation of additional supervoting shares because this perpetuates the dual class structure. If companies are seeking to increase ordinary or subordinate share capital, ISS reviews such requests on a case-by-case basis. If the shares are needed for a specific purpose, ISS recommends approval as long as the proposal meets the issuance guidelines for specific requests. Refusing such requests could cause an immediate loss of shareholder value by not allowing the company to carry out its ordinary business. However, ISS opposes general share creation requests on the grounds that they would perpetuate unequal voting structures. If shareholders routinely approve the creation of ordinary or subordinate voting shares, the company has no incentive to reform its capital structure. By not approving such requests, shareholders can send a signal of dissatisfaction to management.

If a company submits a proposal, which in effect would narrow the gap between the number of votes attached to each share class but not necessarily eliminate the inequality, ISS may still consider supporting the proposal since it entails an improvement compared to the current situation.

PREFERRED STOCK

ISS General Recommendation & Policy

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS’s guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Discussion

Preferred stock is an equity security, but also has certain features that liken it to debt instruments, such as fixed dividend payments, seniority of claims relative to regular common stock, and (in most cases) no voting rights except on matters that affect the seniority of preferred stock as a class. Preferred stock usually ranks senior to a company’s ordinary shares with respect to dividends and the distribution of assets or winding up of the company. Preferred stock can be an effective means of raising capital without increasing debt levels, especially if a company has recently concluded a series of acquisitions.

In determining the acceptability of proposals relating to preferred stock, ISS examines the rights and terms of the proposed shares, including their designation, conditions, restrictions, and limitations. ISS prefers that the terms of preferred stock be set out at the time of the issuance or authorization request. Also important is the company’s justification for issuing or authorizing preferred stock. Whether or not the preferred shares carry voting rights is also considered, especially if the preferred stock will feature superior voting rights to the common shares. While ISS believes that preferred shares are a valid form of financing, we also believe that the creation or issuance of preference shares should be limited to 50 percent of a company’s share capital. ISS will also oppose cases where there has been evidence of management abuse of a past issuance authority.

Voting Preferred Stock

In some markets, preferred stock carries voting rights. Such preference shares may carry voting rights equal to the voting rights of the common shares or may carry multiple voting rights. In such cases, ISS’s guidelines on capital structure are applied. ISS supports a one share, one vote policy and opposes measures that seek to establish dual-class capital structures. However, if a company already has a preference share authorization with different voting rights than the common shares, ISS will approve additional issuances of the preference shares, as long as issuances of these preferred shares are limited and do not adversely affect the rights of common shareholders.

Convertible Preferred Stock

Companies may also seek approval for the creation or issuance of preferred stock that is convertible into common stock. If the shares are convertible into common shares, ISS evaluates the conversion ratio and calculates the maximum number of shares that could be issued upon conversion to determine the potential amount of dilution that could result for common shareholders as a result of the proposal. ISS’s equity issuance guidelines are then applied to determine whether the level of dilution is in shareholder’s best interests.

Blank Check Preferred Stock

Companies may also seek shareholder approval for blank check preferred stock, which refers to blanket authorities to issue preferred stock under which the directors are allowed to set the size, terms, and recipient of such shares at the time of issuance. Blank check preferred stock can be used for legitimate corporate purposes such as raising capital or making acquisitions. By not establishing the terms of preferred stock at the time the class of stock is created, companies maintain the flexibility to tailor their preferred stock offerings to prevailing market conditions. However, blank check preferred stock can also be used as an entrenchment device. The ability to issue a block of preferred stock with multiple voting or conversion rights to a friendly investor is a powerful takeover defense. ISS supports blank check preferred stock proposals as long as the proposal states that the shares will not be issued as a takeover defense. ISS also considers, on a case-by-case basis, proposals to increase authorizations of blank check preferred stock when shareholders have already approved the class of stock and the company has a history of issuing such stock for legitimate financing purposes. Theoretically, companies with authorized blank check preferred stock can use these shares for antitakeover purposes as long as there are a few shares remaining, as they are free to set voting or conversion terms with each issue. Therefore, an increase in authorization may have little effect on the usage of this stock. In cases where a company has issued preferred stock from its authorization for legitimate financing purposes, there is no reason to object to an increase.

DEBT ISSUANCE REQUESTS

ISS General Recommendation & Policy

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS’s guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Discussion

Debt issuance is a popular financing strategy in world markets. Companies routinely issue bonds directly to shareholders in order to raise funds while enjoying low borrowing costs, although bonds are also often issued without preemptive rights. The issuance of unsecured debt can often include warrants, which are detached at the time of bond issuance. Warrants are usually attached to a debt issuance in order to enhance the marketability of the accompanying fixed income security. Debt instruments are often issued with the right to convert into equity securities. Convertible bonds give holders the choice of becoming shareholders, thereby increasing the shareholder base and liquidity of the company’s stock, or selling their newly converted shares on the open market. In addition, many companies issue debt denominated in currencies other than that of their home market.

When evaluating a debt issuance request, ISS determines the type of debt instrument being issued, the characteristics of the instrument (including whether or not it is convertible into common stock), the intended recipient of the issuance, and the company’s justification for the issuance.

In the case of convertible debt, ISS evaluates the conversion ratio and calculates the maximum number of shares that could be issued upon conversion to determine the potential amount of dilution that could result from the proposal. ISS’s equity issuance guidelines are then applied to determine whether the level of dilution is in shareholders’ best interests.

In the case of nonconvertible debt, ISS takes into account the size and purpose of the increase, and the board’s use of past authorizations including examining whether there has been a history of abuse of the authorities. ISS looks at the company’s current financial situation, specifically examining its current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. ISS also considers other factors such as the company’s growth over the past five years relative to earnings or market capitalization, recent corporate events that might affect the company’s bottom line (such as the acquisition of a major competitor or the release of a revolutionary product), and the normal debt levels in the company’s industry and country of origin. Although all of these considerations are factored into ISS’s analysis of debt issuance proposals, ISS generally believes that such financing concerns are best decided by management. ISS will, however, issue vote recommendations against such proposals in cases where there has been evidence of management abuse of an authority, where the proposal is not in line with market practices, or extreme cases where shareholders’ rights could be negatively affected.

Companies may also seek shareholder approval to restructure existing debt arrangements. ISS generally supports restructuring proposals, particularly if the company is in danger of default. However, ISS will oppose restructuring proposals in which common shareholders are being treated unfairly.

PLEDGING OF ASSETS FOR DEBT

ISS General Recommendation & Policy

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Discussion

In certain countries, shareholder approval is required when a company needs to secure a debt issuance with its assets. In many cases, this is a routine request and is a formality under the relevant law. When reviewing such proposals, ISS takes into account the terms of the proposed debt issuance and the company’s overall debt level. If both of these factors are acceptable, ISS recommends supporting these requests.

INCREASE IN BORROWING POWERS

ISS General Recommendation & Policy

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Discussion

In some countries, companies are required to seek shareholder approval for increases in their aggregate borrowing power authorities. The aggregate limit on the board’s ability to borrow money is often fixed in a company’s articles, and shareholder approval to change this limit is therefore legally required. ISS believes that a company’s financing needs are best determined by the board, and modest increases in borrowing powers are necessary to allow the company to take advantage of new acquisition opportunities or to complete development and restructuring projects. ISS’s analysis of borrowing power increase requests take into account management’s stated need for the increase, the size of the increase, and the company’s current gearing level. Large increases in borrowing powers can sometimes result in dangerously high debt-to-equity ratios that could harm shareholder value. If an increase is excessive without sufficient justification and if a company already has exceptionally high gearing compared to its industry, ISS recommends opposing the request.

SHARE REPURCHASE PLANS

ISS General Recommendation & Policy

Vote FOR share repurchase plans, unless:

•	clear evidence of past abuse of the authority is available; or

•	the plan contains no safeguards against selective buybacks.

Discussion

Proposals regarding share repurchase plans are routine in most countries, and such plans are usually sufficiently regulated by local laws or listing requirements to protect shareholder interests.

ISS looks for the following conditions in share repurchase plans: limitations on a company’s ability to use the plan to repurchase shares from third parties at a premium; limitations on the exercise of the authority to thwart takeover threats; and a requirement that repurchases be made at arm’s length through independent third parties and that selective repurchases require shareholder approval.

Some shareholders object to companies repurchasing shares, preferring to see extra cash invested in new businesses or paid out as dividends. ISS believes that when timed correctly, stock repurchases are a legitimate use of corporate funds and can add to long-term shareholder returns.

REISSUANCE OF SHARES REPURCHASED

ISS General Recommendation & Policy

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Discussion

ISS generally believes that properly timed repurchases of company shares can enhance shareholder value and improve general shareholder returns. With good timing and proper safeguards, the same returns and improvements in shareholder value can be generated through the reissuance of the shares repurchased. In most countries, the text of this general mandate provides sufficient shareholder protection to make this item routine. When reviewing such proposals, ISS takes into account the country’s legal framework for such reissuances and the company’s history of reissuing shares under the authority.

CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE

ISS General Recommendation & Policy

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

Discussion

Companies routinely carry out bonus issues of shares or increases in par value to existing shareholders, usually through the capitalization of reserves from either the share premium reserve or the retained earnings account. Capitalization of these reserves-transferring them into the share capital account-usually requires shareholder approval. These issuances essentially function as dividends.

When companies increase par value or capitalize reserves and distribute new fully paid shares to shareholders free of charge through a bonus issue, there is no cost to shareholders to maintain their stakes and no risk of dilution. This procedure transfers wealth to shareholders and does not significantly impact share value. The only impact on shareholders is that by increasing the number of shares on issue, the company could increase liquidity, enhance marketability, and ultimately expand its shareholder base.

REORGANIZATIONS/RESTRUCTURINGS

ISS General Recommendation & Policy

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Discussion

Requests to approve corporate reorganizations or restructurings range from the routine shuffling of subsidiaries within a group to major rescue programs for ailing companies. ISS usually approves such resolutions unless there are clear conflicts of interest among the various parties, shareholders’ rights are being negatively affected, or certain groups or shareholders appear to be getting a better deal at the expense of general shareholders.

In the case of routine reorganizations of assets or subsidiaries within a group, ISS’s primary focus with the proposed changes is to ensure that shareholder value is being preserved. This includes the effect of the reorganization on the control of group assets, the final ownership structure, the relative voting power of existing shareholders if the share capital is being adjusted, and the expected benefits arising from the changes.

In the case of a distress restructuring of a company or group, shareholders’ options are far more limited; often, they have no choice but to approve the restructuring or lose everything. In such cases, ISS first determines the company’s degree of distress by determining whether or not the company still has a positive net asset value-that is, if realizable assets are greater than liabilities. Although rare, liquidation should be considered an option in these situations. In most cases, however, the company has a negative asset value, meaning that shareholders would have nothing left after a liquidation. ISS seeks to ensure that the degree of dilution proposed is consistent with the claims of outside parties and is commensurate with the relative commitments of other company stakeholders. Existing shareholders usually must accept the transfer of majority control over the company to outside secured creditors. Ultimately, ownership of a small percentage of something is worth more than majority ownership of nothing.

MERGERS AND ACQUISITIONS

ISS General Recommendation & Policy

Vote FOR mergers and acquisitions, unless:

• the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

• the company’s structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

Discussion

When evaluating the merits of a proposed acquisition, merger, or takeover offer, ISS focuses on the impact of the proposal on shareholder value, both in the immediate and long term. The primary concern is to determine whether or not the proposal is beneficial to shareholders’ existing and future earnings stream and to ensure that the impact on voting rights is not disproportionate to that benefit. Although ISS examines these proposals primarily from a corporate governance perspective, a variety of other factors are considered, including the financial terms of the transaction and the strategic rationale for the proposal.

In the case of an acquisition, ISS examines the level of voting or earnings dilution and the logic of the proposed purchase if large share issuances are required. The method of financing is also important, as various methods can result in different valuations than originally perceived. ISS also checks for an independent valuation of the terms, particularly if the target of the acquisition is not a publicly traded entity or asset and precise market valuations are not readily available. ISS also considers the control premium in the transaction. Control premiums on acquisitions vary widely depending on the industry, the time period, and the country. For publicly traded entities or assets, ISS looks at the price of the acquisition relative to the average market price prior to any announcement, as well as the historical price trends for 60 days prior. For nonpublicly traded entities or assets, an independent financial evaluation becomes even more important.

In the case of mergers, ISS examines whether or not the merger makes commercial or strategic sense for the company. ISS also considers the method of effecting the merger and the ultimate impact on shareholders of the proposed financial and corporate governance structure. While historical relative valuations based on market prices are useful in the financial evaluation process, the often complicated financial details of such proposals make an independent fairness opinion of extreme importance. The proposed board structure, share capital structure, relative share ownership, and any takeover defenses of the new company are all important factors for consideration in this evaluation process.

Obviously, levels of disclosure regarding merger and acquisition proposals will vary greatly from market to market. In more developed markets, shareholders are often provided with detailed financial and governance information as well as an independent fairness opinion and in some cases, a formal valuation report. When evaluating proposals in these markets, ISS relies primarily on the documents and information provided by the company and its advisors. However, in many emerging markets, detailed information regarding mergers and acquisitions can be scarce. In these markets, ISS must rely more heavily on secondary sources, including local shareholder associations, market reaction to the proposed transaction, and news reports.

If the details of a given proposal are unclear or not available and a fairness opinion (in markets where they are regularly provided) is also not available, ISS recommends either abstaining on or voting against the proposal. Abstention would most likely be the result of a lack of information about the proposal. If a company is uncooperative in providing information about the proposal or is evasive when responding to questions, ISS recommends voting against it.

MANDATORY TAKEOVER BID WAIVERS

ISS General Recommendation & Policy

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Discussion

Many countries impose a bid threshold that forces any shareholder whose stake exceeds the limit to tender a public bid to all the other owners to purchase the remaining shares. The thresholds are imposed either by national law, stock exchange rules, or a company’s articles of association. This mandatory takeover bid rule prohibits a shareholder from owning a large stake in the company and having a dominating voice in the decision making without being required to purchase the remainder of the shares. Without such a requirement, the other shareholders, although potentially holding a substantial percentage of the company’s shares, would be left with relatively little say in decisions. Mandatory bid requirements also seek to prevent ‘creeping acquisitions’ and to ensure that shareholders, other than the controlling shareholder, receive a control premium when control of the company shifts to the large shareholder.

ISS opposes proposals to exempt a large shareholder from the obligation to bid. The requirement that a takeover bid should be launched when a substantial amount of shares have been acquired prevents the entrenchment of the controlling shareholder and protects minority owners.

ISS does make an exception to the mandatory takeover bid rule when the event prompting the takeover bid is a repurchase by the company of its own shares. When a company repurchases its own shares, the relative stake of a large shareholder increases even though the number of shares held by the large shareholder has not changed. In certain markets, notably the United Kingdom and Ireland, the mandatory bid rules require a large shareholder to make a takeover bid if its stake in the company is increased on a relative basis as a result of a share repurchase by the company. Companies in these markets may seek a waiver from the takeover bid requirement applicable to their large shareholder. Under certain circumstances, ISS will support such a waiver, namely, if the share repurchase would not push the large shareholder’s stake in the company above 50 percent.

REINCORPORATION PROPOSALS

ISS General Recommendation & Policy

Vote reincorporation proposals on a CASE-BY-CASE basis.

Discussion

Reincorporation proposals are most commonly seen in Canada, where companies may register under one of the provincial business statutes. However, companies in other countries may also seek shareholder approval to reincorporate in a U.S. state or another country. Many companies, including U.S. companies, choose to reincorporate in places such as Bermuda, the Cayman Islands, or the British Virgin Islands for tax purposes. When examining a reincorporation proposal, ISS first examines the reasons for the move. Sometimes a reincorporation proposal is part of a restructuring effort or merger agreement that contributes significantly to a company’s growth, financial health, and competitive position more than the anticipated negative consequences of incorporating in another province or country. Some reincorporations allow firms to realize lower taxes or incorporation fees. In addition, there may be advantages to incorporating in the province in which the company conducts the bulk of its business.

Companies often adopt a new charter or bylaws with increased protection for management upon reincorporation. For instance, many reincorporation proposals are bundled with the ratification of a new charter that increases the company’s capital stock or imposes a classified board. When such changes to the charter include the addition of negative corporate governance provisions, the impact of these new provisions on shareholders must be balanced against the anticipated benefits of the reincorporation.

ISS believes that reincorporations to countries, states, or provinces with less stringent disclosure requirements or corporate governance provisions are often management attempts to lessen accountability to shareholders. In such cases, ISS recommends voting against the proposal. The expenses involved in a change of domicile relating to legal and administrative fees, plus the greater entrenchment such a reincorporation could provide management, would likely harm shareholders’ interests. In cases where companies propose to move to a more protective province or country and supply reasonable financial reasons for doing so, the benefits of the reincorporation must be weighed against the costs of possible management entrenchment.

EXPANSION OF BUSINESS ACTIVITIES

ISS General Recommendation & Policy

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Discussion

Companies are usually required by law to include in their articles of association or memorandum of association specific business purposes in the form of an objects clause. Because most countries require shareholder approval before articles can be amended, any change to the company’s objects clause requires shareholder approval. Countries often seek shareholder approval to amend the objects clause to expand business lines.

Expanding business lines is a decision usually best left to management, but there are some instances where ISS withholds support for such changes. If a company has performed poorly for several years and seeks business expansion into a risky enterprise, ISS would require further clarification from management regarding the purpose of the expansion. If the company does not provide a satisfactory business plan, ISS recommends that shareholders vote against the proposal.

RELATED-PARTY TRANSACTIONS

ISS General Recommendation & Policy

Vote related-party transactions on a CASE-BY-CASE basis.

Discussion

Shareholders are often asked to approve commercial transactions between related parties. A transaction between a parent company and its subsidiary, or a company’s dealings with entities that employ the company’s directors, are usually classified as related party transactions and are subject to company law or stock exchange listing requirements that mandate shareholder approval. Shareholder approval of these transactions is meant to protect shareholders against insider trading abuses.

In most cases, both the rationale and terms of such transactions are reasonable. ISS looks for evidence of an evaluation of the transaction by an independent body, but this is not always available. Unless the agreement requests a strategic move outside the company’s charter or contains unfavorable terms, ISS recommends that shareholders support the proposal.

COMPENSATION PLANS

ISS General Recommendation & Policy

Vote compensation plans on a CASE-BY-CASE basis.

Discussion

Disclosure on compensation in most countries is not as extensive as U.S. disclosure. However, compensation plans are becoming more common on meeting agendas of foreign companies, and the structures of these plans are of vital interest to shareholders. When given the opportunity to review these structures, ISS supports plans that motivate participants to focus on long-term shareholder value and returns, encourage employee stock ownership, and more closely align employee interests with those of shareholders.

For many years, ISS has employed a complex methodology for evaluating compensation proposals in the United States, but this has only been possible because of the extensive disclosure provided in U.S. proxy circulars. This degree of disclosure is a reflection of strict regulatory requirements, investor concern and activity, and corporate governance sophistication. Compensation is not a topical issue in most non-U.S. markets, therefore the degree of information available to evaluate such proposals is usually limited to basic details. For this reason, ISS uses a simpler methodology for evaluating most non-U.S. compensation proposals, but with the same goal of maximizing shareholder value.

Beyond the problems presented by limited disclosure, local conditions and traditions in particular countries also hinder the creation of a comprehensive compensation evaluation procedure. Standard market practice in one country may be illegal activity in another. Some countries establish numerical limits on the number of shares available under their plans, while others have percentage limits that apply over a specific length of time. Holding all global companies to the strict standards of the United States, for example, could result in recommendations against almost every compensation plan in many countries. Conversely, making too many allowances for local practices may only encourage poor governance standards over the long term.

ISS reviews three main types of compensation plans: stock option plans, incentive plans, and share purchase plans. Also included in this section are grants outside of plans. With the exception of the United Kingdom, where ISS uses a compensation valuation model to evaluate the cost of stock-based compensation plans, ISS analyzes plans in all other global markets by calculating the dilution under a company’s share plans and by analyzing plan features.

Stock Option Plans

Stock option plans grant participants an option to buy company shares at a set price (the exercise price). Shares are usually granted at market prices and may be exercised when the company’s share price reaches the exercise price. Participants may then purchase the promised shares at the strike price and may later sell the shares after their purchase (or after a defined holding period when the shares may not be sold).

When evaluating stock option plans, ISS’s first hurdle is obtaining information regarding the key terms of the plan. Ideally, we would like to see the full text of the plan, or a summary of the plan’s key terms, with information on the plan’s dilution, exercise price/presence of discounts, administration and participation, types of awards used, vesting provisions, and performance criteria. However, in many markets, especially where companies are only beginning to introduce stock-based compensation, information on key plan terms can be quite limited. ISS generally supports efforts to more closely align executive pay with shareholder interests, and generally encourages companies to improve their compensation disclosure practices. However, until disclosure standards improve in these markets, ISS believes that it would be counterproductive to oppose all plans in a given country on this basis. Still, some basic parameters are necessary in order for ISS to consider supporting a compensation plan. At a minimum, ISS requires information on the maximum potential dilution of a plan and information concerning the exercise price. If a plan meets our guidelines on these two points, ISS will support the plan. For markets where certain plan information is regularly disclosed, and a company has failed to provide this information to shareholders, ISS will vote against the plan on the basis of substandard disclosure.

Among the criteria that ISS examines in evaluating stock option plans are the following, generally organized from criteria of greater importance to criteria of lesser importance:

Shares Reserved for Issuance of Options Under the Plan

The maximum number of shares ISS approves under a plan depends on the classification of a company’s stage of development as growth or mature. Growth companies are usually smaller, in new industries requiring significant research and development, and have restricted cash flows. A company in an established industry but expanding rapidly, or a mature company that is experiencing an extended period of rapid expansion, may also be classified as growth. Mature companies are characterized by stable sales and revenue growth, production efficiencies resulting from volume gains, and strong cash flow resulting from developed products in the payoff stage.

For mature companies, shares available under stock option plans should be no more than five percent of the issued capital at the time of approval under all plans. For growth companies, shares available should be no more than ten percent of the issued capital at the time of approval under all plans. However, ISS will support plans at mature companies with dilution levels of up to ten percent if the plan includes other positive features, such as challenging performance criteria or premium-priced options. These features partially offset dilution concerns, as their inclusion reduces the likelihood that options will become exercisable unless there is a clear improvement in shareholder value. For all companies, an absolute number of shares fixed at the time of approval is ideal, but many countries do not include such a limit. In these cases, revolving limits (a certain percentage of issued shares at any one time) of five percent or ten percent are common. The practice of setting a percentage of shares issuable over a certain number of years before or after the plan is adopted appears to be a compromise between these first two methods. ISS prefers plans where the limits are sufficiently spread out, e.g., five percent in five years, ten percent in ten years. Revolving limits of ten percent in ten years should also include ‘flow-rate’ restrictions that further limit the plan’s dilution, such as a cap of ‘three percent in three years,’ ‘2.5 percent in five years,’ or ‘one percent in one year.’

Exercise Price

ISS prefers that options be priced at not less than 100 percent of the shares’ fair market value on the date of grant. Usually this is taken as the closing price of the company’s shares on the day prior to the date of grant. Some countries determine fair market value as an average of the trading price for the five days prior to the date of grant. This is a common and acceptable practice. Some emerging market countries use a 30-day average or longer to determine fair market value; these resolutions must be reviewed on a case-by-case basis, although provisions of longer than 30 days increase the possibility of discounted options.

Discounted Options, Restricted Stock, and Stock Grants

Many countries allow for options to be granted at a discount to market prices. ISS evaluates restricted stock, which is essentially a deeply discounted option often with mandatory vesting provisions, in the same manner as a discounted option. Restricted stock, which is generally offered at a 100-percent discount and vests in three to five years, is most often seen in the United States, but it is becoming increasingly popular in other jurisdictions. Stock grants are another type of discounted award in which company shares may be granted outright to recipients with no payment required for the receipt of shares. In the absence of performance criteria (see below), ISS opposes grants of discounted options, including restricted stock. Absent performance criteria or vesting provisions, holders of discounted options or restricted stock have an incentive to cash in their grants for an immediate return rather than hold on to their options for future gains, thereby reducing or eliminating the incentive value of such awards. ISS generally opposes stock grants as their incentive value is dubious.

In very rare cases, ISS may consider supporting a plan that includes discounted options, including restricted stock, if the company has attached challenging performance criteria to the options, including price hurdles. Performance-based vesting provisions require tangible improvements in the company’s financial performance or share price before the discounted options or restricted shares can be exercised. Performance criteria are evaluated by reference to both the company’s country of incorporation and industry. Recipients of discounted options and restricted shares are required to tender less consideration, if any, to exercise their awards than recipients of market-priced options are required to tender; as a result, the former type of awards are more costly to shareholders from an economic perspective. However, the higher performance threshold imposed by suitably challenging performance criteria may mitigate the higher economic costs.

In general, ISS does not believe that vesting provisions, however stringent, sufficiently mitigate the excessive cost of discounted awards, but with respect to the use of restricted stock in U.S.-style stock option plans seen in global markets, ISS recognizes that restricted stock is a common feature of these plans, that often these awards represent only a small portion (usually significantly below one percent) of a company’s outstanding share capital, and that performance criteria are not common in U.S.-style plans. As a result, ISS believes that it would be counterproductive to oppose all such plans solely on the inclusion of restricted stock. However, ISS would only approve of plans that set out strict limits on such grants, include stringent vesting provisions, and that meet our guidelines in all other aspects.

Plan Administration

ISS opposes allowing the administering committee to grant options to itself due to the potential for abuse and conflicts of interest. Administration of plans should be in the hands of directors who are unable to participate in the plan. Plans administered by the full board should not allow voting by executive directors; plans administered by remuneration committees should be composed entirely of independent directors. Plans that allow nonexecutive directors to participate should not give them any discretion on individual grants; instead, an automatic system of grants should be introduced with fixed annual grants at market prices on a fixed date. Alternatively, ISS approves of separate nonexecutive director option plans with independent administration if the number of shares reserved for such plans is limited. Shares reserved for director plans, when combined with shares reserved for all of the company’s stock option plans should not exceed ISS’s aggregate dilution limits. In addition, shares reserved over the life of such a plan should not exceed one percent of a company’s outstanding share capital for mature companies and 1.6 percent for growth-oriented companies for a five-year plan. Shares reserved for nonexecutive director option grants in any one year should not exceed 0.2 percent for mature companies and 0.3 percent for growth companies.

Eligibility and Participation

ISS prefers separate plans for employees, directors, and nonexecutive directors, but most plans include all or some combination of these categories of participants. Other global plans distinguish between full-time and part-time employees or establish a set length of service to the company (usually one year) before options may be granted. Most plans allow the administrating committee to select plan participants.

Performance Criteria and Vesting Provisions

Performance criteria and vesting provisions are important considerations when evaluating a compensation plan, and the existence of long vesting provisions and realistic performance criteria may compensate for minor shortcomings in a plan. If a plan falls just beyond one of the above guidelines but has both performance criteria and vesting provisions, support may be justified. The ultimate goal of share option plans is to tie executive and employee remuneration to company performance and to give key employees and executives incentive to stay with the firm. We favor the inclusion of performance targets and graduated vesting schedules because awards that are contingent upon sustained and measurable improvements are more likely to fulfill their purpose of truly providing incentive. However, if a plan meets all other aspects of ISS’s guidelines, these two criteria are not mandatory, unless the inclusion of such provisions are standard in the company’s country of incorporation and a company has failed to include them.

Other Features Specific to Option Plans

Issue Terms

Some countries require optionees to pay a nominal fee (often equivalent to $0.01) for every option received. This is common and acceptable, although many companies that once enforced this provision are now deleting it from the rules of their plans.

Option Repricing

Some plans include specific provisions allowing for the repricing of options at the board’s discretion. ISS opposes plans that include option repricing when the exercise price is reduced in response to a dropping share price. Repricing outstanding options reduces the incentive that options provide to raise the share price for shareholders.

Financial Assistance

Some plans offer participants loans to pay the full exercise price on their options. If loans are part of a company’s option plan, ISS prefers that loans be made to employees as part of a broad-based, company-wide plan to encourage ownership rather than being given only to executive directors. ISS also prefers loans with interest set at market rates that must be paid back in full over a reasonable length of time. The absence of these features does not necessary warrant a recommendation against an option plan, but they are taken into consideration in ISS’s analysis of the plan.

Plans for International Employees

Many overseas companies introduce separate plans or delegate a special section of their option plan to deal with tax considerations raised by having a large number of employees working in other countries. Many of these plans contain provisions that deal directly with particular U.S. tax code provisions on stock options. ISS applies the same criteria to these plans as to country-specific plans.

Stock Appreciation Rights

Stock appreciation rights (SARs) allow participants to receive the difference between the exercise price and the market price at the date of exercise. Many companies use SARs in lieu of regular options. While SARs do not result in the dilution associated with large option exercises, there is little difference between a SAR and a regular option from a shareholder perspective because the financial cost to the company is the same. However, SARs do not encourage stock ownership by participants because they involve no purchase or sale of company stock. ISS reviews SARs in the context of the option plan under which they are issued.

Phantom Stock Option Plans

Phantom stock options offer participants cash bonuses based on the increase in share price during a set period of time. Phantom plans are distinct from SARs in that they often form their own separate plan. Some companies will create a phantom stock option plan to award employees who reside in countries that do not allow stock-based compensation. Participants are designated a set number of hypothetical (phantom) shares, on which the award is based. While ISS prefers compensation plans that encourage employee ownership, SARs and phantom options are an effective way to provide incentive.

Superoptions

Superoptions exceed the limits in a particular country for the value of options granted to any one individual, although they are usually tied to significantly more restrictive vesting provisions and performance criteria. U.K. superoptions, for example, exceed the Association of British Insurers’ recommended limit that options represent no more than four times a participant’s salary, yet the stricter performance criteria and longer vesting periods usually mitigate excessive grants. Additionally, dilution resulting from superoptions has historically been fairly moderate. Superoptions appear most often in advanced markets with developed stock option plans.

Dividends Under Option and Dividend Equivalent Payment Provisions

Most holders of stock options do not receive dividend payments. However, some option plans allow participants to receive dividends or dividend equivalent payments prior to the exercise of options. ISS believes that any economic benefit derived from option plans should occur at the time of exercise.

Using Repurchased Shares in Share Compensation Plans

In many countries, companies use shares purchased on the market for use in their compensation plans. In some cases, using repurchased shares is more efficient than issuing new shares to participants on exercise. ISS also recognizes the benefits to existing shareholders when repurchased shares are used to fund option grants, as dilution to their interests is minimized. However, although there is no cost to shareholders in terms of dilution of their voting interests, buybacks still represent a very real cost to the company and shareholders. As a result, if a company wants to use repurchased shares in its compensation plans, ISS expects some kind of limitation on the number that can be used.

If a plan includes a specified limit on the total number of shares that could be used and repurchased shares would count toward that limit, ISS recommends that shareholders support the plan as long as it meets all other guidelines. However, if repurchased shares would not count toward the plan’s limit on newly issued shares but would operate as an additional pool of shares, then ISS looks for an additional limitation, either an aggregate numerical limit, a percentage limit, or limitations on individual awards.

Incentive Plans

Share incentive plans tie key employees’ compensation more directly to company performance. Though most popular in the United Kingdom, incentive plans are becoming increasingly popular across the globe. Incentive plans provide participants with free grants of company shares (or, less frequently, cash grants) in proportion with prearranged performance criteria-often earnings per share measured against inflation or total shareholder return. These indicators are frequently compared with those of other firms in the company’s industry or stock market index, creating a benchmark and a further determinant of the number of shares granted to a particular participant. Proponents of incentive plans note that they offer shareholders the potential for less dilution and that they more directly encourage participants to focus on long-term company performance through strict performance criteria tied to more than just share price movements.

Most incentive plans are organized with strict vesting provisions, where participants may not receive the share awards until after a period of three years or more. Many plans also grant a percentage of the total amount reserved for each participant on a sliding scale measured against performance criteria. Performance criteria targets that have been satisfied only to a certain point may represent disbursement of 25 percent of the shares or cash to a participant, while 100-percent satisfaction may represent the full allotment of the grant. From a shareholder perspective, this graduated system of performance criteria is a major advance.

Evaluation of incentive plans is similar to that of option plans in that acceptable dilution and impartial administration and eligibility remain key factors for a positive recommendation. Insufficient performance criteria or abbreviated vesting provisions are deciding factors as well.

Employee Stock Purchase Plans and Savings-Related Share Option Schemes

Employee stock purchase plans and savings-related share option schemes (together, ESPPs) provide employees an opportunity to purchase stock in their company, often at a discount to market prices. Plans may operate via monthly deductions from employees’ paychecks, gathered and held for safekeeping by a trust or bank, and used to purchase company stock on behalf of the employee. ESPPs can lead to greater commitment from employees, provide performance incentives, and provide all employees the opportunity to share in the company’s growth.

ESPPs differ from stock option plans in that in an ESPP, all eligible participants have the option to participate in the plan and may choose how much they wish to contribute to the plan, whereas in a stock option plan, the administering committee chooses who actually participates in the plan, that is, receives options under the plan. ISS recommends approval for many of these plans because they encourage wide share ownership in the company among employees. When analyzing ESPPs for global companies, ISS considers the following factors:

Eligibility

This is an important factor when considering ESPPs proposed by global companies. For a plan to qualify as an ESPP, all full-time employees who have been with the company for a reasonable amount of time (some plans also allow for participation by part-time employees) must be eligible to participate in the plan, and more important, eligible participants must have the ability to determine whether they will participate and to what extent they will participate, subject to certain limits, as discussed below.

Dilution

Many markets, such as the United States, Canada, Ireland, and certain tax haven markets, differentiate between shares reserved for ESPPs and shares reserved for stock option plans. In these markets it is our practice to have separate dilution limits (a) for shares reserved for ESPPs, and (b) shares reserved for stock option plans. Other markets, notably the United Kingdom, do not reserve separate pools of shares for ESPPs and option plans, therefore we cannot make such distinctions.

For those markets that reserve a separate pool of shares for ESPPs, ISS policy is to exclude such shares from our dilution calculations for stock option plans. However, ISS policy provides that no more than five percent of a company’s shares may be reserved for ESPPs at any given time, with such five percent being over and above the company’s limit (either five or ten percent) reserved for option plans. Accordingly, a company could have up to ten percent of its shares reserved for option plans and five percent of its shares reserved for ESPPs at any given time. Alternatively, ISS would consider a higher dilution limit for ESPPs if the company in question sufficiently limited dilution under its option plans.

For those markets that reserve a common pool of shares for ESPPs and stock option plans, ISS policy is to evaluate the dilution under the common pool of shares in accordance with the dilution limitations applicable to stock option plans.

Offering Period and Offering Price

The offering period, also known as the purchase period, is the time period over which a participant’s contributions are accumulated for the purchase of shares under the plan. The offering price is the company’s share price taken on a specific date, less the applicable discount, at which a participant’s accumulated payroll deductions are used to purchase shares. Both the offering period and the offering price are country- and plan-specific. For example, ESPPs that are intended to comply with Section 423 of the U.S. Internal Revenue Code (Section 423 Plans) and therefore qualify for favorable tax treatment may not have an offering period in excess of 27 months. Section 423 Plans, however, almost always provide for an ‘either/or’ offering price, which provides participants the right to purchase shares at the lesser of the fair market value of that company’s shares, less the applicable discount, as of either the first or last day of the offering period. In contrast, plans in the United Kingdom and Ireland generally have a three-, five-, or even seven-year offering period, and the offering price is the fair market value on the date an employee commences participation in the plan.

ISS’s assessment of a plan takes into account the length of the offering period and the date on which the offering price is determined. If the plan has an ‘either/or’ feature, a shorter offering period is in the interests of shareholders because such provisions reduce the market risk associated with the plan. The maximum offering period for plans with such a feature is 27 months. In contrast, if the offering price is based on the price of the company’s shares on the date plan participation commences, then a longer offering period is generally in the interests of shareholders, as it should more effectively focus the efforts of plan participants on increasing shareholder value. In these cases, the minimum offering period is three years.

Discounts

These are generally country-specific, e.g. the maximum discount under a Section 423 Plan is 15 percent. In the United Kingdom the maximum discount is 20 percent, and in Ireland it is 25 percent. The amount of the discount is often obscured because some plans do not provide for a discount per se, but rather provide that participants will receive matching shares. This practice is common in Canada. For instance, a plan may stipulate that for every two shares a participant purchases under a plan, the company will provide one ‘matching share’ to the participant; in effect the participant receives three shares for the price of two, which is mathematically equivalent to a 33-percent discount. If a plan employs matching shares, the analyst must simply calculate the imputed discount using the maximum match.

In reviewing discounts, ISS takes into consideration the offering period and offering price. Because plans with ‘either/or’ provisions reduce the market risk associated with plan purchases, we believe the maximum discount available under such plans should be 15 percent. However, ISS guidelines allow for greater discounts, up to 25 percent, for plans in which the offering price is based on the company’s share price on the date participation commences.

Limits on the Number or Value of Shares Purchaseable (Participation Limits)

ESPPs must specify a limit on the number or value of shares each participant is eligible to purchase, for Section 423 Plans it is US$25,000 per year, in the United Kingdom and Ireland it is GBP 3,000 and IRP 3,000, respectively. Because the shares are discounted, there must be some limit on the ability of eligible employees to participate to prevent excessive dilution. This also limits the ability of executives to buy, via the plan, large amounts of discounted shares. Ideally, there should be a plan feature prohibiting employees who are large shareholders (five percent in Section 423 Plans) from participating.

Loan Terms

Some plans offer participants loans to pay for the shares. If loans are part of a share purchase plan, ISS prefers that loans be made to employees as part of a broad-based, company-wide plan to encourage ownership rather than being given only to executive directors. ISS also prefers loans with interest set at market rates that must be paid back in full over a reasonable length of time. The absence of these features does not necessarily warrant a recommendation against a share purchase plan, but they are taken into consideration in ISS’s analysis of the plan.

Grants Outside of Plans

Resolutions asking shareholders to approve specific grants of shares or cash outside of established plans are problematic. Some companies prefer not to adopt formal share plans, instead asking shareholders to approve yearly grants to specific employees. ISS prefers that companies make such grants in the context of an established plan. ISS’s primary concern with grants outside of plans is the level of dilution they afford. The number of shares issued as part of the grants, when combined with the number of shares reserved for the company’s other share plans, must fall within acceptable dilution limits. Vesting provisions and performance criteria are also important and are evaluated on the same basis as if the grants were part of a formal plan.

ANTITAKEOVER MECHANISMS

ISS General Recommendation & Policy

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Discussion

Common antitakeover mechanisms include staggered boards, supervoting shares, poison pills, unlimited authorized capital authorizations (including blank check preferred stock), and golden shares. Some of these restrictions are aimed solely at limiting share ownership by foreign or unwanted minority shareholders, and others are designed to preclude an unwanted takeover of the target company by any party. ISS opposes all forms of such mechanisms, as they limit shareholder value by eliminating the takeover or control premium for the company. As owners of the company, shareholders should be given the opportunity to decide on the merits of takeover offers.

Renew Partial Takeover Provision (Australia)

Australian law allows companies to introduce into their articles a provision to protect shareholders from partial takeover offers, to be renewed by shareholders every three years. If a partial takeover of the company is announced, directors are required to convene a shareholder meeting at least 15 days before the closing of the offer to seek approval of the offer. If shareholders reject the resolution, the offer is considered withdrawn under company law and the company can refuse to register the shares tendered to the offer. ISS approves of consulting shareholders on takeover offers, and this article provides protection for minority shareholders by giving them ultimate decision-

making authority based on their own interests, not the interests of directors or outside parties. ISS supports the adoption of this proposal in almost all cases.

Golden Shares

Recently privatized companies around the world often include in their share structure a golden share held by their respective governments. These shares often carry special voting rights or the power of automatic veto over specific proposals. Golden shares are most common among former state-owned companies or politically sensitive industries such as utilities, railways, and airlines. While the introduction of golden shares is not a desirable governance practice, ISS recognizes the political importance certain companies hold for governments and treats the introduction or amendment of government shares on a case-by-case basis.

Poison Pills (Canada)

Otherwise known as shareholder rights plans, poison pills are seen primarily in the Canadian market. Unlike in the United States, Canadian securities legislation requires shareholder approval of all poison pills. Companies generally state that they seek to adopt or renew pills in order to protect shareholders against unfair, abusive, or coercive takeover strategies and to give the target company’s board time to pursue alternatives to a hostile takeover bid. Theoretically, the board will refuse to redeem the pill in the face of an unfair offer in order to force a bidder to negotiate for a better offer, at which point it will redeem the pill. Some pills have operated this way and have resulted in better terms for target companies.

Nonetheless, ISS guidelines generally do not support the adoption of poison pills on the grounds that they serve to entrench management. Improperly structured rights plans have been used by boards to ward off offers beneficial to shareholders. Current owners should decide who will own the company, with advice and negotiation from the board and management. When considering the merits of a poison pill, ISS also examines what other antitakeover devices the company has and the company’s treatment of shareholders in past situations.

Canadian poison pills often have a sunset provision, requiring shareholder confirmation of the plan. Most pills have either a five-year sunset provision or a ten-year sunset provision with a requirement that shareholders confirm the continuation of the plan in five years. ISS guidelines support a three-year sunset provision, which affords shareholders the ability to reconsider the plan in light of changing market conditions and to review management’s use of the plan. Canadian pills also typically include a permitted bid clause, under which the takeover bid must be made on equal terms to all holders of the company’s voting shares; the company must extend the expiration of the bid, usually by 60 or 90 days following the date of the bid. Management sets the terms of the permitted bid clause, and therefore it influences the level of protection that will be provided to shareholders.

ISS determines whether the permitted bid feature offers shareholders adequate powers relative to the board in the event of a bid not being approved by the board. Allowing shareholders the right to override the board as a means of balancing power is crucial, but the specifics of the permitted bid clause are usually insufficient. Under the clause, the pill may be triggered by a shareholder not intent on a complete acquisition, but who merely wishes to purchase a significant stake in the company. This gives the board power to deny shareholders the benefit of a large, semi-controlling shareholder and precludes partial bids that may be in shareholders’ interests.

Despite the inclusion of sunset provisions and permitted bid clauses, the balance of power in Canadian pills generally favors the board over shareholders. Under the terms of most pills, the board has either the right or discretion to do the following:

•	redeem or trigger the pill;

•	amend the pill if shareholder approval is obtained prior to the separation date;

•	amend the exercise price of the rights;

•	alter the separation date;

•	decide which parties are acting in concert to determine the level of beneficial ownership that could be used to trigger the pill; and

•	waive the pill’s triggering with respect to one bidder and not others, allowing the board to favor one bid over another.

This does not mean that all pills are detrimental. Companies may continue to amend their pills (the permitted bid clause in particular) and may develop a pill that offers shareholders adequate power.

Depositary Receipts and Priority Shares (The Netherlands)

Depositary receipts are an especially common antitakeover defense among large Dutch companies. Ordinary voting shares are first issued to a company-friendly trust or foundation. The trust or foundation in turn issues depositary receipts, similar to banks in the United States issuing ADRs except that the foundation retains the voting rights of the issued security. The depositary receipts carry only the financial rights attached to the shares (i.e., dividends). In this manner, the company gains access to capital while retaining control over voting rights.

Priority shares, established in a company’s articles, may be awarded with certain powers of control over the rest of the company. In practice, priority shares are held by members of the supervisory board, company-friendly trusts or foundations, or other friendly parties. Depending on the articles, priority shareholders may determine the size of the management or supervisory boards or may propose amendments to articles and the dissolution of the company. ISS recommends voting against the introduction of depositary receipts and priority shares.

Supermajority Vote Requirements

Supermajority vote requirements violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may permit management to entrench themselves by blocking provisions that are in the best interest of shareholders. However, in many world markets, supermajority vote requirements for special resolutions or EGMs are the norm, either two-thirds or three-fourths of shares voting at the meeting (either in person or by proxy). When reviewing proposals to introduce supermajority vote requirements, ISS takes into account market norms, the company’s reasons for the change, and the company’s ownership structure.

SHAREHOLDER PROPOSALS

ISS General Recommendation & Policy

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

Discussion

ISS reviews all shareholder proposals to ascertain whether the proposal is beneficial or detrimental to shareholder value. Most resolutions fall into three basic categories: corporate governance, social, and environmental. While shareholder proposals in most countries are not as prevalent as they are in the United States, they are becoming more common, and standards for reviewing the various types of proposals are necessary.

Corporate Governance Proposals

Corporate governance-related proposals must be evaluated carefully because any changes can dramatically affect shareholder value. Support for such proposals must be measured against the likely impact that approval would have on the company’s operations. If a measure would improve disclosure of company activities in nonstrategic areas and at minimal costs, ISS supports the proposal. If a proposal seeks to improve the company’s corporate governance structure, such as adopting board committees, eliminating staggered board structures, or canceling antitakeover instruments, approval is also warranted. However, if acceptance of a proposal is likely to lead to a disruption in board or management operations and to cause the company to incur significant costs without clear benefit, ISS recommends opposing the proposal.

Social and Environmental Proposals

In evaluating social and environmental proposals, ISS first determines whether or not the issue in question should be addressed on a company-specific basis. Many social and environmental issues are beyond the scope of any one company and are more properly the province of government and broader regulatory action. If this is the case, ISS recommends voting against the proposal.

Most proposals of this type require shareholders to apply subjective criteria in making their voting decision. While broader issues are of concern to everyone, institutional shareholders acting as representatives of their beneficiaries are required to consider only the ultimate interests of their direct beneficiaries. Relating the interests of their beneficiaries to the greater good can be a difficult process and a matter for individual determination. For this reason, ISS focuses on the financial aspects of social and environmental proposals. If a proposal would have a negative impact on the company’s financial position or adversely affect important operations, ISS recommends opposing the resolution. Conversely, if a proposal would have a clear and beneficial impact on the company’s finances or operations, ISS recommends supporting the proposal.

Important legal information

As far as Julius Baer investment funds domiciled in Luxembourg (SICAV) are described here, these are admitted for public distribution and represented for fiscal purposes in Switzerland, Germany and Austria. Representative in Switzerland is Julius Baer Investment Funds Services Ltd., Freigutstrasse 12, Postfach, CH-8010 Zurich. Paying Agent in Switzerland is Bank Julius Bär & Co. AG, Bahnhofstrasse 36, Postfach, CH-8010 Zurich. Paying Agent in Germany is Bank Julius Bär (Deutschland) AG, Friedrich-Ebert-Anlage 49, D-60061 Frankfurt/Main. Paying Agent in Austria is Erste Bank der oesterreichischen Sparkassen AG, Graben 21, A-1010 Vienna.

As far as Julius Baer investment funds domiciled in Switzerland (of the categories ‘Securities Funds’ or ‘Other Funds’) are described here, these are admitted for public distribution exclusively in Switzerland. Fund Management is Julius Baer Investment Funds Services Ltd., Zurich. Custodian Bank is Bank Julius Bär & Co. AG, Zurich.

As far as Julius Baer investment funds domiciled in Austria are described here, these are admitted for public distribution exclusively in Austria. Fund Management is ERSTE-SPARINVEST Kapitalanlagegesellschaft m.b.H., Habsburgergasse 1a, A-1010 Vienna. Custodian Bank is Erste Bank der oesterreichischen Sparkassen AG, Graben 21, A-1010 Vienna.

As far as the Julius Baer Investment Funds domiciled in the United States are described here, such funds are admitted for public distribution exclusively in the United States . Fund Management is performed by Julius Baer Investment Management Inc. The Fund’s Custodian Bank is Investors Bank & Trust Co. and the Distributor is Unified Financial Securities, Inc.

The details given on these pages do not constitute an offer. They are given for information purposes only. No liability is assumed for the correctness and accuracy of the details given. Investments should only be made after a thorough reading of the current Prospectus and/or the Fund Regulations, the latest annual and semi-annual reports and after advice has been obtained from an independent finance and tax specialist. The documents mentioned can be obtained free of charge from your bank or from the addresses indicated above. For further information please call +41 (0) 848 84 11 84.

The value of the units and the return they generate can go down as well as up. They are affected by market volatility and by fluctuations in exchange rates. Past performance is no indication of future results. The breakdown into sectors, countries and currencies as well as possibly indicated benchmarks are liable to change at any time in line with the investment policy determined in the Prospectus.

Copyright © 1999 - 2004 Julius Baer - all rights reserved

C - 39

Appendix D

ISS Proxy Voting Guidelines

Summary

The following is a condensed version of all proxy voting recommendations contained in The ISS Proxy Voting Manual.

1. Operational Items

Adjourn Meeting

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Amend Quorum Requirements

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name

Vote FOR proposals to change the corporate name.

Change Date, Time, or Location of Annual Meeting

Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

Ratifying Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent

•	Fees for non-audit services are excessive, or

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

Transact Other Business

Vote AGAINST proposals to approve other business when it appears as voting item.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors’ investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

•	Attend less than 75 percent of the board and committee meetings without a valid excuse

•	Implement or renew a dead-hand or modified dead-hand poison pill

•	Ignore a shareholder proposal that is approved by a majority of the shares outstanding

•	Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

•	Failed to act on takeover offers where the majority of the shareholders tendered their shares

•	Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees

•	Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

•	Are audit committee members and the non-audit fees paid to the auditor are excessive.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

Age Limits

Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

Board Size

Vote FOR proposals seeking to fix the board size or designate a range for the board size.

Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.

Vote AGAINST proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

•	The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

•	Only if the director’s legal expenses would be covered.

Establish/Amend Nominee Qualifications

Vote CASE-BY-CASE on proposals that establish or amend director qualifications.

Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

Vote AGAINST shareholder proposals requiring two candidates per board seat.

Filling Vacancies/Removal of Directors

Vote AGAINST proposals that provide that directors may be removed only for cause. Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chairman (Separate Chairman/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:

•	Designated lead director appointed from the ranks of the independent board members with clearly delineated duties

•	Majority of independent directors on board

•	All-independent key committees

•	Committee chairpersons nominated by the independent directors

•	CEO performance reviewed annually by a committee of outside directors

•	Established governance guidelines

•	Company performance.

Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Stock Ownership Requirements

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Term Limits

Vote AGAINST shareholder proposals to limit the tenure of outside directors.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

•	Long-term financial performance of the target company relative to its industry; management’s track record

•	Background to the proxy contest

•	Qualifications of director nominees (both slates)

•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

Amend Bylaws without Shareholder Consent

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

Appraisal Rights

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

•	Purchase price

•	Fairness opinion

•	Financial and strategic benefits

•	How the deal was negotiated

•	Conflicts of interest

•	Other alternatives for the business

•	Noncompletion risk.

Asset Sales

Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Impact on the balance sheet/working capital

•	Potential elimination of diseconomies

•	Anticipated financial and operating benefits

•	Anticipated use of funds

•	Value received for the asset

•	Fairness opinion

•	How the deal was negotiated

•	Conflicts of interest.

Bundled Proposals

Review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

•	Dilution to existing shareholders’ position

•	Terms of the offer

•	Financial issues

•	Management’s efforts to pursue other alternatives

•	Control issues

•	Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

•	The reasons for the change

•	Any financial or tax benefits

•	Regulatory benefits

•	Increases in capital structure

•	Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

•	Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model

•	Adverse changes in shareholder rights

Going Private Transactions (LBOs and Minority Squeezeouts)

Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.

Joint Ventures

Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.

Liquidations

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

•	Prospects of the combined company, anticipated financial and operating benefits

•	Offer price

•	Fairness opinion

•	How the deal was negotiated

•	Changes in corporate governance

•	Change in the capital structure

•	Conflicts of interest.

Private Placements/Warrants/Convertible Debentures

Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders’ position, terms of the offer, financial issues, management’s efforts to pursue other alternatives, control issues, and conflicts of interest.

Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Spinoffs

Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

•	Tax and regulatory advantages

•	Planned use of the sale proceeds

•	Valuation of spinoff

•	Fairness opinion

•	Benefits to the parent company

•	Conflicts of interest

•	Managerial incentives

•	Corporate governance changes

•	Canges in the capital structure.

Value Maximization Proposals

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6. State of Incorporation

Control Share Acquisition Provisions

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

Vote FOR proposals to restore voting rights to the control shares.

Control Share Cashout Provisions

Vote FOR proposals to opt out of control share cashout statutes.

Disgorgement Provisions

Vote FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freezeout Provisions

Vote FOR proposals to opt out of state freezeout provisions.

Greenmail

Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Reincorporation Proposals

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

Stakeholder Provisions

Vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

State Antitakeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

7. Capital Structure

Adjustments to Par Value of Common Stock

Vote FOR management proposals to reduce the par value of common stock.

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders

•	It is not designed to preserve the voting power of an insider or significant shareholder

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

Recapitalization

Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

Reverse Stock Splits

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote FOR management proposals to implement a reverse stock split to avoid delisting.

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

Share Repurchase Programs

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

Tracking Stock

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8. Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC’s rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder ealth that may be transferred from the company to executives, adjusted for:

•	Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),

•	Cash compensation, and

•	Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

Director Compensation

Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

Stock Plans in Lieu of Cash

Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Director Retirement Plans

Vote AGAINST retirement plans for nonemployee directors.

Vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

•	Term of the option

•	Exercise price

•	Participation.

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value

•	Offering period is 27 months or less, and

•	Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the following apply:

•	Purchase price is less than 85 percent of fair market value, or

•	Offering period is greater than 27 months, or

•	VPD is greater than ten percent

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans

Vote FOR proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Option Expensing

Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

Performance-Based Stock Options

Vote CASE-BY-CASE on shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), taking into account:

•	Whether the proposal mandates that all awards be performance-based

•	Whether the proposal extends beyond executive awards to those of lower-ranking employees

•	Whether the company’s stock-based compensation plans meet ISS’s SVT criteria and do not violate our repricing guidelines

Golden and Tin Parachutes

Vote FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:

•	The parachute should be less attractive than an ongoing employment opportunity with the firm

•	The triggering mechanism should be beyond the control of management

•	The amount should not exceed three times base salary plus guaranteed benefits

9. Social and Environmental Issues

CONSUMER ISSUES AND PUBLIC SAFETY

Animal Rights

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

•	The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),

•	The availability and feasibility of alternatives to animal testing to ensure product safety, and

•	The degree that competitors are using animal-free testing.

Generally vote FOR proposals seeking a report on the company’s animal welfare standards unless:

•	The company has already published a set of animal welfare standards and monitors compliance

•	The company’s standards are comparable to or better than those of peer firms, and

•	There are no serious controversies surrounding the company’s treatment of animals

Drug Pricing

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

•	Whether the proposal focuses on a specific drug and region

•	Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness

•	The extent that reduced prices can be offset through the company’s marketing budget without affecting R&D spending

•	Whether the company already limits price increases of its products

•	Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries

•	The extent that peer companies implement price restraints

Genetically Modified Foods

Vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company’s products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:

•	The costs and feasibility of labeling and/or phasing out

•	The nature of the company’s business and the proportion of it affected by the proposal

•	The proportion of company sales in markets requiring labeling or GMO-free products

•	The extent that peer companies label or have eliminated GMOs

•	Competitive benefits, such as expected increases in consumer demand for the company’s products

•	The risks of misleading consumers without federally mandated, standardized labeling

•	Alternatives to labeling employed by the company.

Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.

Vote AGAINST proposals to completely phase out GMOs from the company’s products. Such resolutions presuppose that there are proven health risks to GMOs—an issue better left to federal regulators—which outweigh the economic benefits derived from biotechnology.

Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company’s products, taking into account:

•	The relevance of the proposal in terms of the company’s business and the proportion of it affected by the resolution

•	The extent that peer companies have eliminated GMOs

•	The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products

•	Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs

•	The percentage of revenue derived from international operations, particularly in Europe, where GMOs are more regulated.

Vote AGAINST proposals seeking a report on the health and environmental effects of GMOs and the company’s strategy for phasing out GMOs in the event they become illegal in the United States. Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

Handguns

Generally vote AGAINST requests for reports on a company’s policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

Predatory Lending

Vote CASE-BY-CASE on requests for reports on the company’s procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

•	Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

•	Whether the company has adequately disclosed the financial risks of its subprime business

•	Whether the company has been subject to violations of lending laws or serious lending controversies

•	Peer companies’ policies to prevent abusive lending practices.

Tobacco

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:

•	Whether the company complies with all local ordinances and regulations

•	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness

•	The risk of any health-related liabilities.

Advertising to youth:

•	Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations

•	Whether the company has gone as far as peers in restricting advertising

•	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth

•	Whether restrictions on marketing to youth extend to foreign countries

Cease production of tobacco-related products or avoid selling products to tobacco companies:

•	The percentage of the company’s business affected

•	The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spinoff tobacco-related businesses:

•	The percentage of the company’s business affected

•	The feasibility of a spinoff

•	Potential future liabilities related to the company’s tobacco business.

Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

ENVIRONMENT AND ENERGY

Arctic National Wildlife Refuge

Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

•	Whether there are publicly available environmental impact reports;

•	Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and

•	The current status of legislation regarding drilling in ANWR.

CERES Principles

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

•	The company’s current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

•	The company’s environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills

•	Environmentally conscious practices of peer companies, including endorsement of CERES

•	Costs of membership and implementation.

Environmental Reports

Generally vote FOR requests for reports disclosing the company’s environmental policies unless it already has well-documented environmental management systems that are available to the public.

Global Warming

Generally vote FOR reports on the level of greenhouse gas emissions from the company’s operations and products, unless the report is duplicative of the company’s current environmental disclosure and reporting or is not integral to the company’s line of business. However, additional reporting may be warranted if:

•	The company’s level of disclosure lags that of its competitors, or

•	The company has a poor environmental track record, such as violations of federal and state regulations.

Recycling

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

•	The nature of the company’s business and the percentage affected

•	The extent that peer companies are recycling

•	The timetable prescribed by the proposal

•	The costs and methods of implementation

•	Whether the company has a poor environmental track record, such as violations of federal and state regulations.

Renewable Energy

Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

•	The nature of the company’s business and the percentage affected

•	The extent that peer companies are switching from fossil fuels to cleaner sources

•	The timetable and specific action prescribed by the proposal

•	The costs of implementation

•	The company’s initiatives to address climate change

Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company’s current environmental disclosure and reporting or is not integral to the company’s line of business.

GENERAL CORPORATE ISSUES

Link Executive Compensation to Social Performance

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

•	The relevance of the issue to be linked to pay

•	The degree that social performance is already included in the company’s pay structure and disclosed

•	The degree that social performance is used by peer companies in setting pay

•	Violations or complaints filed against the company relating to the particular social performance measure

•	Artificial limits sought by the proposal, such as freezing or capping executive pay

•	Independence of the compensation committee

•	Current company pay levels.

Charitable/Political Contributions

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	The company is in compliance with laws governing corporate political activities, and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company’s political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

LABOR STANDARDS AND HUMAN RIGHTS

China Principles

Vote AGAINST proposals to implement the China Principles unless:

•	There are serious controversies surrounding the company’s China operations, and

•	The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

Country-specific human rights reports

Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and steps to protect human rights, based on:

•	The nature and amount of company business in that country

•	The company’s workplace code of conduct

•	Proprietary and confidential information involved

•	Company compliance with U.S. regulations on investing in the country

•	Level of peer company involvement in the country.

International Codes of Conduct/Vendor Standards

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

•	The company’s current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent

•	Agreements with foreign suppliers to meet certain workplace standards

•	Whether company and vendor facilities are monitored and how

•	Company participation in fair labor organizations

•	Type of business

•	Proportion of business conducted overseas

•	Countries of operation with known human rights abuses

•	Whether the company has been recently involved in significant labor and human rights controversies or violations

•	Peer company standards and practices

•	Union presence in company’s international factories

Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

•	The company does not operate in countries with significant human rights violations

•	The company has no recent human rights controversies or violations, or

•	The company already publicly discloses information on its vendor standards compliance.

MacBride Principles

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

•	Company compliance with or violations of the Fair Employment Act of 1989

•	Company antidiscrimination policies that already exceed the legal requirements

•	The cost and feasibility of adopting all nine principles

•	The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)

•	The potential for charges of reverse discrimination

•	The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted

•	The level of the company’s investment in Northern Ireland

•	The number of company employees in Northern Ireland

•	The degree that industry peers have adopted the MacBride Principles

•	Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

MILITARY BUSINESS

Foreign Military Sales/Offsets

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Landmines and Cluster Bombs

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

•	Whether the company has in the past manufactured landmine components

•	Whether the company’s peers have renounced future production

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

•	What weapons classifications the proponent views as cluster bombs

•	Whether the company currently or in the past has manufactured cluster bombs or their components

•	The percentage of revenue derived from cluster bomb manufacture

•	Whether the company’s peers have renounced future production

Nuclear Weapons

Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

Spaced-Based Weaponization

Generally vote FOR reports on a company’s involvement in spaced-based weaponization unless:

•	The information is already publicly available or

•	The disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY

Board Diversity

Generally vote FOR reports on the company’s efforts to diversify the board, unless:

•	The board composition is reasonably inclusive in relation to companies of similar size and business or

•	The board already reports on its nominating procedures and diversity initiatives.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

•	The degree of board diversity

•	Comparison with peer companies

•	Established process for improving board diversity

•	Existence of independent nominating committee

•	Use of outside search firm

•	History of EEO violations.

Equal Employment Opportunity (EEO)

Generally vote FOR reports outlining the company’s affirmative action initiatives unless all of the following apply:

•	The company has well-documented equal opportunity programs

•	The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

•	The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

Glass Ceiling

Generally vote FOR reports outlining the company’s progress towards the Glass Ceiling Commission’s business recommendations, unless:

•	The composition of senior management and the board is fairly inclusive

•	The company has well-documented programs addressing diversity initiatives and leadership development

•	The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

•	The company has had no recent, significant EEO-related violations or litigation

Sexual Orientation

Vote CASE-BY-CASE on proposals to amend the company’s EEO policy to include sexual orientation, taking into account:

•	Whether the company’s EEO policy is already in compliance with federal, state and local laws

•	Whether the company has faced significant controversies or litigation regarding unfair treatment of gay and lesbian employees

•	The industry norm for including sexual orientation in EEO statements

•	Existing policies in place to prevent workplace discrimination based on sexual orientation

Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

10. Mutual Fund Proxies

Election of Directors

Vote to elect directors on a CASE-BY-CASE basis, considering the following factors:

•	Board structure

•	Director independence and qualifications

•	Attendance at board and committee meetings.

Votes should be withheld from directors who:

•	Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding

•	Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

•	Are interested directors and sit on the audit or nominating committee, or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Convert Closed-end Fund to Open-end Fund

Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity

•	Votes on related proposals.

Proxy Contests

Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the issues

•	Past shareholder activism, board activity, and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of directors

•	Experience and skills of director candidates

•	Governance profile of the company

•	Evidence of management entrenchment

Investment Advisory Agreements

Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance compared to peers

•	Resulting fees relative to peers

•	Assignments (where the advisor undergoes a change of control).

Approve New Classes or Series of Shares

Vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals

Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for antitakeover purposes.

1940 Act Policies

Votes on 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Change Fundamental Restriction to Nonfundamental Restriction

Proposals to change a fundamental restriction to a nonfundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors:

•	The fund’s target investments

•	The reasons given by the fund for the change

•	The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Nonfundamental

Vote AGAINST proposals to change a fund’s fundamental investment objective to nonfundamental.

Name Change Proposals

Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

Change in Fund’s Subclassification

Votes on changes in a fund’s subclassification should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation

Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Strategies employed to salvage the company

•	The fund’s past performance

•	Terms of the liquidation.

Changes to the Charter Document

Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

•	The state of incorporation

•	Regulatory standards and implications.

Vote AGAINST any of the following changes:

•	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series

•	Removal of shareholder approval requirement for amendments to the new declaration of trust

•	Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act

•	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares

•	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements

•	Removal of shareholder approval requirement to change the domicile of the fund

Change the Fund’s Domicile

Vote reincorporations on a CASE-BY-CASE basis, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	Increased flexibility available.

Authorize the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.

Distribution Agreements

Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement.

Master-Feeder Structure

Vote FOR the establishment of a master-feeder structure.

Mergers

Vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals to Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Shareholder Proposals to Terminate Investment Advisor

Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the advisor’s management.

Important legal information

As far as Julius Baer investment funds domiciled in Luxembourg (SICAV) are described here, these are admitted for public distribution and represented for fiscal purposes in Switzerland, Germany and Austria. Representative in Switzerland is Julius Baer Investment Funds Services Ltd., Freigutstrasse 12, Postfach, CH-8010 Zurich. Paying Agent in Switzerland is Bank Julius Bär & Co. AG, Bahnhofstrasse 36, Postfach, CH-8010 Zurich. Paying Agent in Germany is Bank Julius Bär (Deutschland) AG, Friedrich-Ebert-Anlage 49, D-60061 Frankfurt/Main. Paying Agent in Austria is Erste Bank der oesterreichischen Sparkassen AG, Graben 21, A-1010 Vienna.

As far as Julius Baer investment funds domiciled in Switzerland (of the categories ‘Securities Funds’ or ‘Other Funds’) are described here, these are admitted for public distribution exclusively in Switzerland. Fund Management is Julius Baer Investment Funds Services Ltd., Zurich. Custodian Bank is Bank Julius Bär & Co. AG, Zurich.

As far as Julius Baer investment funds domiciled in Austria are described here, these are admitted for public distribution exclusively in Austria. Fund Management is ERSTE-SPARINVEST Kapitalanlagegesellschaft m.b.H., Habsburgergasse 1a, A-1010 Vienna. Custodian Bank is Erste Bank der oesterreichischen Sparkassen AG, Graben 21, A-1010 Vienna.

As far as the Julius Baer Investment Funds domiciled in the United States are described here,such funds are admitted for public distribution exclusively in the United States . Fund Management is performed by Julius Baer Investment Management Inc. The Fund’s Custodian Bank is Investors Bank & Trust Co.and the Distributor is Unified Financial Securities, Inc.

The details given on these pages do not constitute an offer. They are given for information purposes only. No liability is assumed for the correctness and accuracy of the details given. Investments should only be made after a thorough reading of the current Prospectus and/or the Fund Regulations, the latest annual and semi-annual reports and after advice has been obtained from an independent finance and tax specialist. The documents mentioned can be obtained free of charge from your bank or from the addresses indicated above. For further information please call +41 (0) 848 84 11 84.

The value of the units and the return they generate can go down as well as up. They are affected by market volatility and by fluctuations in exchange rates. Past performance is no indication of future results. The breakdown into sectors, countries and currencies as well as possibly indicated benchmarks are liable to change at any time in line with the investment policy determined in the Prospectus.

Copyright © 1999 - 2004 Julius Baer - all rights reserved

October 2003

Goldman Sachs Asset Management

POLICY ON PROXY VOTING
FOR INVESTMENT ADVISORY CLIENTS

Goldman Sachs Asset Management (“GSAM”)* has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the “Policy”). These policies and procedures are designed to ensure that where GSAM has the authority to vote proxies, GSAM complies with its legal, fiduciary, and contractual obligations.

Guiding Principles

Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company’s shareholder value and (ii) are not influenced by conflicts of interest. These principles reflect GSAM’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

Public Equity Investments

To implement these guiding principles for investments in publicly traded equities, we follow the Institutional Shareholder Services (“ISS”) Standard Proxy Voting Guidelines (the “Guidelines”), except in circumstances as described below. The Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast. A summary of the Guidelines is attached as Appendix A.

     For purposes of this Policy, “GSAM” refers, collectively, to the Goldman Sachs Asset Management unit of Goldman, Sachs & Co.’s Investment Management Division; Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; and Goldman Sachs Princeton LLC.

October 2003

In connection with each proxy vote, ISS prepares a written analysis and recommendation (an “ISS Recommendation”) that reflects ISS’s application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS’s own evaluation of the factors. As explained more fully below, however, each GSAM equity portfolio management team (“Portfolio Management Team”) may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the Local Chief Investment Officer for the requesting Portfolio Management Team; (iii) notification to the Global Chief Investment Officer and other appropriate GSAM personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.

The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio Management Teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.

Senior management of GSAM periodically reviews this Policy, including our use of the Guidelines, to ensure it continues to be consistent with our guiding principles.

Implementation by Portfolio Management Teams

General Overview

While it is GSAM’s policy generally to follow the Guidelines and the ISS Recommendations, the active-equity and quantitative-equity Portfolio Management Teams have developed different approaches for using the Guidelines and ISS Recommendations in light of their different investment philosophies and processes.

Active Equity

Our active-equity Portfolio Management Teams view the analysis of corporate governance practices as an integral part of the investment research and stock valuation process. Therefore, on a case-by-case basis and subject to the approval process described above, each active-equity Portfolio Management Team may vote differently from the Guidelines or a particular ISS Recommendation. In forming their views on particular matters, our active-equity Portfolio Management Teams are permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and ISS Recommendations.

In our active-equity investment research process, responsibility for analyzing corporate board structures and the corporate governance practices of portfolio companies in

October 2003

connection with proxy voting decisions lies with the relevant Portfolio Management Team. Accordingly, each active-equity Portfolio Management Team is charged with performing these functions for the portfolio companies as part of the team’s research efforts.

As part of that research process, each active-equity Portfolio Management Team has regular internal research meetings to discuss the companies held in a particular team’s investment portfolio. Among the topics that may be discussed at these meetings are issues pertaining to a portfolio company’s record and policies on corporate governance practices that may affect shareholder value.

Each active-equity Portfolio Management Team determines how to allocate responsibility for analyzing corporate governance issues and proxy voting decisions among the team’s members. Under each arrangement, the work related to proxy voting is integrated into our research process. Each active-equity Portfolio Management Team remains responsible for ensuring that corporate governance issues are analyzed and proxy votes are cast in a manner consistent with our guiding principles.

Quantitative Equity

Our quantitative-equity Portfolio Management Teams, by contrast, have decided to follow the Guidelines and ISS Recommendations exclusively, based on such Portfolio Management Teams’ investment philosophy and approach to portfolio construction, as well as the evaluation of ISS’s services and methodology in analyzing shareholder and corporate governance matters. Nevertheless, our quantitative-equity Portfolio Management Teams retain the authority to revisit this position, with respect to both their general approach to proxy voting (subject to the approval of GSAM senior management) and any specific shareholder vote (subject to the approval process described above).

Use of Third-Party Service Providers

We utilize independent service providers, such as ISS, to assist us in developing substantive proxy voting positions. ISS also updates and revises the Guidelines on a periodic basis, and any such revisions are reviewed by GSAM to determine whether they are consistent with our guiding principles. In addition, ISS assists us in the proxy voting process by providing operational, recordkeeping and reporting services.

GSAM’s decision to retain ISS to perform the services described in this Policy is based principally on the view the services ISS provides will result in proxy voting decisions that are consistent with our guiding principles. GSAM management is responsible for reviewing our relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS to assist us in satisfying our proxy voting responsibilities.

October 2003

GSAM may hire other service providers to replace or supplement ISS with respect to any of the services GSAM currently receives from ISS. In addition, individual Portfolio Management Teams may supplement the information and analyses ISS provides from other sources.

Conflicts of Interest

Pursuant to this Policy, GSAM has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by GSAM in accordance with the Guidelines and ISS Recommendations will not present any conflicts of interest because GSAM casts such votes in accordance with a pre-determined policy based upon the recommendations of an independent third party.

Our procedures also prohibit the influence of conflicts of interest where an active-equity Portfolio Management Team decides to vote against an ISS Recommendation. In general, conflicts of interest between GSAM and other businesses within Goldman Sachs should not affect GSAM in light of the information barrier policies separating GSAM from those other businesses. In addition, in any particular case, the approval process for a decision to vote against an ISS Recommendation, as described above, includes an inquiry into potential conflicts of interest, and GSAM senior management will not approve decisions that are based on the influence of such conflicts.

Fixed Income and Private Investments

Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant portfolio managers based on their assessment of the particular transactions or other matters at issue.

External Managers

Where GSAM places client assets with managers outside of GSAM, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies. GSAM may, however, retain such responsibilities where it deems appropriate.

Client Direction

Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. GSAM can also accommodate individual clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with GSAM the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf.

Appendix A

ISS Standard Proxy Voting Guidelines Summary

The following is a concise summary of the ISS Standard Proxy Voting Guidelines (the “Guidelines”), which form the substantive basis of GSAM’s Policy on Proxy Voting for Investment Advisory Clients (“Policy”) with respect to public equity investments. As described in the main body of the Policy, GSAM may diverge from the Guidelines and a related ISS recommendation on any particular proxy vote or in connection with any individual investment decision.

1. Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent,

•	Fees for non-audit services are excessive, or

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

2. Board of Directors

a. Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

b. Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

c. Independent Chairman (Separate Chairman/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

d. Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by IS S’s definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3. Shareholder Rights

a. Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

b. Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

c. Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

d. Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

e. Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. Proxy Contests

a. Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

b. Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.

5. Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.

6. Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7. Reincorporation Proposals

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. Capital Structure

a. Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed or if a company’s ability to continue to operate as a going concern is uncertain.

b. Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of non-voting or sub-voting common stock if

•	It is intended for financing purposes with minimal or no dilution to current shareholders

•	It is not designed to preserve the voting power of an insider or significant shareholder

9. Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. The ISS methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the Securities and Exchange Commission’s rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, ISS compares it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

a. Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

Term of the option

•	Exercise price

•	Participation

b. Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	Potential voting power dilution is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

c. Shareholder Proposals on Compensation

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

10. Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors go into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

WT MUTUAL FUND

Balentine Premier Money Market Portfolio

1100 North Market Street
Wilmington, Delaware 19890

STATEMENT OF ADDITIONAL INFORMATION

NOVEMBER 1, 2004

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Portfolio’s current prospectus dated November 1, 2004, as amended from time to time. A copy of the current prospectus for the Portfolio and annual report may be obtained without charge, by writing to Professional Funds Distributor, LLC (the “Distributor”), 760 Moore Road, King of Prussia, PA 19406. A copy may also be obtained from certain institutions such as banks or broker-dealers that have entered into servicing agreements with the Distributor or by calling (800) 336-9970.

The Balentine Premier Money Market Portfolio and its corresponding master series’ audited financial statements for the fiscal year ended June 30, 2004, included in its annual report to shareholders are incorporated into the SAI by reference. The Portfolio’s annual and semi-annual reports to shareholders are available without charge by calling (800) 336-9970.

GENERAL INFORMATION	1
INVESTMENT POLICIES	1
INVESTMENT LIMITATIONS	5
TRUSTEES AND OFFICERS	7
CODE OF ETHICS	15
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	15
INVESTMENT ADVISORY SERVICES	15
ADMINISTRATION AND ACCOUNTING SERVICES	16
ADDITIONAL SERVICE PROVIDERS	16
DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN	17
BROKERAGE ALLOCATION AND OTHER PRACTICES	18
CAPITAL STOCK AND OTHER SECURITIES	18
PURCHASE, REDEMPTION AND PRICING OF SHARES	19
DIVIDENDS	21
TAXATION OF THE PORTFOLIO	21
FINANCIAL STATEMENTS	23
APPENDIX A - DESCRIPTION OF RATINGS	A-1

-i-

GENERAL INFORMATION

WT Mutual Fund (the “Fund”) was organized as a Delaware business trust on June 1, 1994. The Fund has established the Balentine Premier Money Market Portfolio (the “Portfolio”) and this SAI pertains only to this Portfolio. The Portfolio is a diversified, open-end investment management company.

INVESTMENT POLICIES

The following information supplements the information concerning the Portfolio’s investment objective, policies and limitations found in the prospectus. Unless otherwise indicated, it applies to the Portfolios through their investment in their master fund, (the “Series”), which is a Series of WT Investment Trust I (the “Trust”).

The Portfolio has adopted a fundamental policy requiring it to maintain a constant net asset value of $1.00 per share, although this may not be possible under all circumstances. The Portfolio values its portfolio securities on the basis of amortized cost (see “Purchase, Redemption and Pricing of Shares”) pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). As conditions of that Rule, the Board of Trustees has established procedures reasonably designed to stabilize the Portfolio’s price per share at $1.00 per share. The Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less; purchases only instruments with effective maturities of 397 days or less; and invests only in securities which are of high quality as determined by major rating services or, in the case of instruments which are not rated, of comparable quality as determined by the investment adviser, Rodney Square Management Corporation (“RSMC”), under the direction of and subject to the review of the Board of Trustees.

The Portfolio seeks high current income, while preserving capital and liquidity. The Portfolio’s investment objective may not be changed without shareholder approval.

The Portfolio invests in money market instruments, including bank obligations, high quality commercial paper and U.S. government obligations. The Portfolio may invest more than 25% of its total assets in the obligations of banks, finance companies and utilities

Bank Obligations. The Portfolio may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers’ acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly owned banking subsidiaries of such foreign banks located in the United States.

Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, of the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by governmental regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:

•	Bankers’ Acceptances. The Portfolio may invest in bankers’ acceptances, which are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

•	Certificates Of Deposit. The Portfolio may invest in certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

•	Time Deposits. The Portfolio may invest in time deposits, which are bank deposits for fixed periods of time.

Corporate Bonds, Notes And Commercial Paper. The Portfolio may invest in corporate bonds, notes and commercial paper. These obligations generally represent indebtedness of the issuer and may be subordinated to other outstanding indebtedness of the issuer. Commercial paper consists of short-term unsecured promissory notes issued by corporations in order to finance their current operations. The Portfolio will only invest in commercial paper rated, at the time of purchase, in the highest category by a nationally recognized statistical rating organization (“NRSRO”), such as Moody’s or S&P or, if not rated, determined by the investment adviser to be of comparable quality. See “Appendix A - Description of Ratings.” The Portfolio may invest in asset-backed commercial paper subject to Rule 2a-7 restrictions on investments in asset-backed securities, which include a requirement that the security must have received a rating from a NRSRO.

Foreign Securities. At the present time, portfolio securities of the Portfolio that are purchased outside the United States are maintained in the custody of foreign branches of U.S. banks. To the extent that the Portfolio may maintain portfolio securities in the custody of foreign subsidiaries of U.S. banks, and foreign banks or clearing agencies in the future, those sub-custodian arrangements are subject to regulations under the 1940 Act that govern custodial arrangements with entities incorporated or organized in countries outside of the United States. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the counter markets. Investing in foreign securities involves certain special risks and considerations that are not typically associated with investing in U.S. companies, including, but not limited to, (i) generally less liquid and less efficient securities markets, (ii) generally greater price volatility, (iii) exchange rate fluctuations and exchange controls, (iv) the imposition of restrictions on the expatriation of funds or other assets, (v) less publicly available information about issuers, (vi) the imposition of taxes (vii) higher transaction and custody costs, (viii) settlement delays and risk of loss, (ix) difficulties in enforcing contracts, (x) less liquidity and smaller market capitalizations, (xi) lesser regulation of securities markets, (xii) different accounting and disclosure standards, (xiii) governmental interference, (xiv) higher inflation, (xv) social, economic and political uncertainties, (xvi) the risk of expropriation of assets, (xvii) and the risk of war.

Illiquid Securities. The Portfolio may not invest more than 10% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on the Portfolio’s books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to the investment adviser, pursuant to guidelines approved by the Board. The investment adviser will monitor the liquidity of securities held by the Portfolio and report periodically on such decisions to the Board.

Investment Company Securities. The Portfolio may invest in the securities of other money market mutual funds, within the limits prescribed by the 1940 Act. These limitations currently provide, in part, that the Portfolio may not purchase shares of an investment company if (a) such a purchase would cause the Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Portfolio to have more than 5% of its total assets invested in the investment company or (c) more than 10% of the Portfolio’s total assets were to be invested in two or more investment companies. As a shareholder in an investment company, the Portfolio would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. The Portfolio’s investment of its assets in the corresponding Series pursuant to the master/feeder structure are excepted from these limitations.

Municipal Securities. The Portfolio may invest in debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their sub-divisions, agencies and instrumentalities (collectively, “municipal securities”) to obtain funds for various public purposes such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. Yields on municipal securities are the product of a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Although the interest on municipal securities may be exempt from federal income tax, dividends paid by the Portfolio to its shareholders may not be tax-exempt. A brief description of some typical types of municipal securities follows:

•	General Obligation Securities are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. The proceeds from general obligation securities are

2

used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, and water and sewer systems.

•	Revenue Or Special Obligation Securities are backed by the revenues of a specific project or facility - tolls from a toll bridge, for example. The proceeds from revenue or special obligation securities are used to fund a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Many municipal issuers also establish a debt service reserve fund from which principal and interest payments are made. Further security may be available in the form of the state’s ability, without obligation, to make up deficits in the reserve fund.

•	Municipal Lease Obligations may take the form of a lease, an installment purchase or a conditional sale contract issued by state and local governments and authorities to acquire land, equipment and facilities. The Portfolio will usually purchase a participation interest in a municipal lease obligation from a bank or other financial intermediary. The participation interest gives the holder a pro rata, undivided interest in the total amount of the obligation.

Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. The interest income from the lease obligation may become taxable if the lease is assigned. Also, to free the municipal issuer from constitutional or statutory debt issuance limitations, many leases and contracts include non-appropriation clauses providing that the municipality has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the municipality on a yearly or other periodic basis. Finally, the lease may be illiquid.

•	Bond Anticipation Notes are normally issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide money for the repayment of the notes.

•	Tax Anticipation Notes finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable for these specific future taxes.

•	Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

•	Industrial Development Bonds (“IDBs”) and Private Activity Bonds (“PABs”) are specific types of revenue bonds issued on or behalf of public authorities to finance various privately operated facilities such as educational, hospital or housing facilities, local facilities for water supply, gas, electricity, sewage or solid waste disposal, and industrial or commercial facilities. PABs generally are such bonds issued after April 15, 1986. These obligations are included within the term “municipal bonds” if the interest paid on them is exempt from Federal income tax in the opinion of the bond issuer’s counsel. IDBs and PABs are in most case revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of the IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed, or some form of credit enhancement such as a letter of credit.

•	Resource Recovery Bonds are affected by a number of factors, which may affect the value and credit quality of these revenue or special obligations. These factors include the viability of the project being financed, environmental protection regulations and project operator tax incentives.

•	Tax-Exempt Commercial Paper And Short-Term Municipal Notes provide for short-term capital needs and usually have maturities of one year or less. They include tax anticipation notes, revenue anticipation notes and construction loan notes.

3

•	Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration by way of Fannie Mae or the Government National Mortgage Association (“Ginnie Mae”).

•	Put Bonds are municipal bonds which give the holder the right to sell the bond back to the issuer or a third party at a specified price and exercise date, which is typically well in advance of the bond’s maturity date.

Repurchase Agreements. The Portfolio may invest in repurchase agreements. A repurchase agreement is a transaction in which the Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Portfolio if the other party to the repurchase agreement defaults), it is the policy of the Portfolio to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the investment adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of the Portfolio’s investment limitations.

Securities Lending. The Portfolio may from time to time lend its portfolio securities pursuant to agreements which require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Portfolio exceed one-third of the value of the Portfolio’s total assets taken at fair market value. The Portfolio will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, the Portfolio will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the investment adviser to be of good standing and when, in the judgment of the investment adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.

Standby Commitments. The Portfolio may invest in standby commitments. It is expected that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary and advisable, the Portfolio may pay for standby commitments either separately in cash or by paying a higher price for the obligations acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). Standby commitments purchased by the Portfolio will be valued at zero in determining net asset value and will not affect the valuation of the obligations subject to the commitments. Any consideration paid for a standby commitment will be accounted for as unrealized depreciation and will be amortized over the period the commitment is held by the Portfolio.

U.S. Government Obligations. The Portfolio may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from securities supported by the full faith and credit of the United States (for example, Ginnie Mae securities) to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac, Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, the Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

Variable And Floating Rate Securities. The Portfolio may invest in variable and floating rate securities. The terms of variable and floating rate instruments provide for the interest rate to be adjusted according to a formula on certain

4

pre-determined dates. Certain of these obligations also may carry a demand feature that gives the holder the right to demand prepayment of the principal amount of the security prior to maturity. An irrevocable letter of credit or guarantee by a bank usually backs the demand feature. Portfolio investments in these securities must comply with conditions established by the Securities and Exchange Commission (“SEC”) under which they may be considered to have remaining maturities of 397 days or less.

When-Issued Securities. The Portfolio may buy when-issued securities or sell securities on a delayed-delivery basis. This means that delivery and payment for the securities normally will take place approximately 15 to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received are each fixed at the time the buyer enters into the commitment. During the period between purchase and settlement, the purchaser makes no payment and no interest accrues to the purchaser. However, when a security is sold on a delayed-delivery basis, the seller does not participate in further gains or losses with respect to the security. If the other party to a when-issued or delayed-delivery transaction fails to transfer or pay for the securities, the Portfolio could miss a favorable price or yield opportunity or could suffer a loss.

While the Portfolio initially commits to purchase such securities with the purpose of actually acquiring them, the Portfolio may subsequently (i) dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy or (ii) sell the underlying securities before they are delivered, which may result in gains or losses. The Portfolio may also designate liquid assets, marked to market daily, maintained at a value equal to its current obligations for when-issued securities.

When the Portfolio makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security each day in determining net asset value per share, subject to changes in market value generally, based upon changes in the level of interest rates. Thus, upon delivery the market value of the security may be higher or lower than its cost, thereby increasing or decreasing the Portfolio’s net asset value. When payment for a when-issued security is due, the Portfolio will meet its obligations from then-available cash flow, the sale of any previously designated liquid assets, the sale of other securities, or from the sale of the when-issued securities themselves. The sale of securities to meet a when-issued purchase obligation creates the potential for the realization of capital gains or losses.

INVESTMENT LIMITATIONS

Except as otherwise provided, the Portfolio and the Series have adopted the investment limitations set forth below. These limitations are fundamental policies that may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of the Portfolio present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolio. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Portfolio’s assets or redemptions of shares will not be considered a violation of the limitation. The following limitations apply to the Portfolio to the same extent as it applies to the Series.

BALENTINE MONEY MARKET PORTFOLIO: The Balentine Money Market Portfolio will not as a matter of fundamental policy:

1.	purchase the securities of any one issuer if, as a result, more than 5% of the Portfolio’s total assets would be invested in the securities of such issuer, or the Portfolio would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) the Portfolio may invest up to 25% of its total assets without regard to these limitations, and (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

2.	purchase securities of any issuer if, as a result, more than 25% of the Portfolio’s total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that the Portfolio may invest more than 25% of its total assets in the obligations of banks;

5

3.	borrow money, except (1) from a bank for temporary or emergency purposes (not for leveraging or investment) or (2) by engaging in reverse repurchase agreements if the Portfolio’s borrowings do not exceed an amount equal to 33 1/3% of the current value of its assets taken at market value, less liabilities other than borrowings;

4.	make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions limited to 33 1/3% of the value of the Portfolio’s total assets;

5.	underwrite any issue of securities, except to the extent that the Portfolio may be considered to be acting as an underwriter in connection with the disposition of any portfolio security;

6.	purchase or sell real estate, provided that the Portfolio may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein;

7.	purchase or sell physical commodities or contracts, provided that currencies and currency-related contracts will not be deemed physical commodities; or

8.	issue senior securities, except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, provided that the Portfolio’s use of options, futures contracts and options thereon or currency-related contracts will not be deemed to be senior securities for this purpose.

The investment limitations described above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company such as its corresponding series of the Trust.

With respect to the exclusion from the investment limitation described in number 2 above, the Fund has been advised that it is the SEC staff’s current position, that the exclusion may be applied only to U.S. bank obligations; the Portfolio, however, will consider both foreign and U.S. bank obligations within this exclusion. Neither finance companies as a group nor utility companies as a group are considered a single industry for purposes of this policy.

The following non-fundamental policies apply to the Balentine Money Market Portfolio unless otherwise indicated, and the Board of Trustees may change them without shareholder approval. The Portfolio will not:

1.	make short sales of securities except short sales against the box;

2.	purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities;

3.	purchase additional portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets, and if at any time the Portfolio’s bank borrowings exceed its fundamental borrowing limitations due to a decline in net assets, such borrowings will be promptly (within 3 days) reduced to the extent necessary to comply with such limitations;

4.	make loans of portfolio securities unless such loans are fully collateralized by cash, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or any combination of cash and securities, marked to market daily; or

5.	purchase the securities of any one issuer if as a result more than 5% of the Portfolio’s total assets would be invested in the securities of such issuer, provided that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

6

TRUSTEES AND OFFICERS

The following tables present certain information regarding the Board of Trustees and officers of the Fund. All persons named as Trustees and officers also serve in a similar capacity for the Trust. Each person listed under “Interested Trustees” below is an “interested person” of the Fund, the Trust, its investment adviser and sub-advisers within the meaning of the 1940 Act. Each person who is not an “interested person” of the Fund, the Trust or its investment advisers or sub-advisers within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below. For purposes of the information below, “Fund Complex” refers to the Fund and the Trust, collectively. The address of each Trustee as it relates to the Fund’s business is 1100 North Market Street, Wilmington, DE 19890.

INTERESTED TRUSTEES

			Principal	Number of
		Term of Office and	Occupation(s)	Portfolios in Fund
Name, Address and Date	Position(s) Held	Length of Time	During Past Five	Complex Overseen by	Other Directorships
of Birth	with Fund	Served	Years	Trustee	Held by Trustee
ROBERT J. CHRISTIAN[1] Date of Birth: 2/49	Trustee, Chief Executive Officer, President and Chairman of the Board	Shall serve until death, resignation or removal. Trustee, President and Chairman of the Board since October 1998.	Executive Vice President and Chief Investment Officer of Wilmington Trust Company since February 1996; and President of RSMC since February 1996.	58	Wilmington Low Volatility Fund of Funds (closed-end registered investment company).

WILLIAM P. RICHARDS, JR.[2] Date of Birth: 11/36	Trustee	Shall serve until death, resignation or removal. Trustee since October 1999.	Managing Director, Roxbury Capital Management LLC (registered investment adviser) since 1998.	58	None

1	Mr. Christian is an “Interested Trustee” by reason of his position as Director of RSMC, an investment adviser to the Trust.

2	Mr. Richards is an “Interested Trustee” by reason of his position as Managing Director of Roxbury Capital Management LLC, an investment adviser to the Trust.

7

INDEPENDENT TRUSTEES

			Principal	Number of
		Term of Office and	Occupation(s)	Portfolios in Fund
Name, Address and Date	Position(s) Held	Length of Time	During Past Five	Complex Overseen by	Other Directorships
of Birth	with Fund	Served	Years	Trustee	Held by Trustee
ROBERT ARNOLD Date of Birth: 3/44	Trustee	Shall serve until death, resignation or removal; Trustee since May 1997.	Founder and co-manages, R. H. Arnold & Co., Inc. (investment banking company) since 1989.	58	None

DR. ERIC BRUCKER Date of Birth: 12/41	Trustee	Shall serve until death, resignation or removal; Trustee since October 1999.	Dean, School of Business Administration of Widener University since July 2001; and prior to that, Dean, College of Business, Public Policy and Health at the University of Maine from September 1998 to June 2001.	58	Wilmington Low Volatility Fund of Funds (closed-end registered investment company).

NICHOLAS A. GIORDANO Date of Birth: 3/43	Trustee	Shall serve until death, resignation or removal; Trustee since October 1998.	Consultant, financial services organizations from 1997 to present; and Interim President, LaSalle University from 1998 to 1999.	58	Kalmar Pooled Investment Trust; Independence Blue Cross; Selas Corporation of America (industrial furnaces and ovens); and Wilmington Low Volatility Fund of Funds (closed-end registered investment company).

LOUIS KLEIN, JR. Date of Birth: 5/35	Trustee	Shall serve until death, resignation or removal; Trustee since October 1999.	Self-employed financial consultant since 1991.	58	WHX Corporation (industrial manufacturer).

8

INDEPENDENT TRUSTEES

			Principal	Number of
		Term of Office and	Occupation(s)	Portfolios in Fund
Name, Address and Date	Position(s) Held	Length of Time	During Past Five	Complex Overseen by	Other Directorships
of Birth	with Fund	Served	Years	Trustee	Held by Trustee
CLEMENT C. MOORE, II Date of Birth: 9/44	Trustee	Shall serve until death, resignation or removal; Trustee since October 1999.	Managing Partner, Mariemont Holdings, LLC, (real estate holding and development company) since 1980.	58	None

JOHN J. QUINDLEN Date of Birth: 5/32	Trustee	Shall serve until death, resignation or removal; Trustee since October 1999.	Retired since 1993.	58	None

MARK A. SARGENT Date of Birth: 4/51	Trustee	Shall serve until death, resignation or removal; Trustee since November 2001.	Dean and Professor of Law, Villanova University School of Law since July 1997.	58	Wilmington Low Volatility Fund of Funds (closed-end registered investment company).

As of the date of this SAI, none of the Independent Trustees nor any of their immediate family members (i.e. spouse or dependent children) serves as an officer or director or is an employee of, the Fund, the Trust, any of the Trust’s investment advisers, sub-advisers or distributor, or any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

9

EXECUTIVE OFFICERS

			Principal	Number of
		Term of Office and	Occupation(s)	Portfolios in Fund
Name, Address and Date	Position(s) Held	Length of Time	During Past Five	Complex Overseen by	Other Directorships
of Birth	Fund	Served	Years	Officer	Held by Officer
ERIC K. CHEUNG 1100 North Market Street Wilmington, DE 19890 Date of Birth: 12/54	Vice President	Shall serve at the pleasure of the Board and until successor is elected and qualified; Officer since October 1998.	Vice President, Wilmington Trust Company since 1986; and Vice President and Director of RSMC since 2001.	N/A	N/A

JOSEPH M. FAHEY, JR. 1100 North Market Street Wilmington, DE 19890 Date of Birth: 1/57	Vice President	Shall serve at the pleasure of the Board and until successor is elected and qualified; Officer since November 1999.	Vice President, RSMC since 1992.	N/A	N/A

FRED FILOON 520 Madison Avenue New York, NY 10022 Date of Birth: 3/42	Vice President	Shall serve at the pleasure of the Board and until successor is elected and qualified; Officer since August 2000.	Senior Vice President, Cramer Rosenthal McGlynn LLC since 1989.	N/A	N/A

JOHN R. GILES 1100 North Market Street Wilmington, DE 19890 Date of Birth: 8/57	Chief Financial Officer, Vice President and Treasurer	Shall serve at the pleasure of the Board and until successor is elected and qualified; Officer since December 1999.	Senior Vice President, Wilmington Trust Company since 1996.	N/A	N/A

LEAH M. ANDERSON 1100 North Market Street Wilmington, DE 19890 Date of Birth: 8/65	Secretary	Shall serve at the pleasure of the Board and until successor is elected and qualified; Officer since October 2002.	Officer, Wilmington Trust Company since 1998; and Officer, RSMC since 1992.	N/A	N/A

10

EXECUTIVE OFFICERS

			Principal	Number of
		Term of Office and	Occupation(s)	Portfolios in Fund
Name, Address and Date	Position(s) Held	Length of Time	During Past Five	Complex Overseen by	Other Directorships
of Birth	Fund	Served	Years	Officer	Held by Officer
ANNA M. BENCROWSKY 1100 North Market Street Wilmington, DE 19890 Date of Birth: 5/51	Chief Compliance Officer	Shall serve at the pleasure of the Board and until successor is elected and qualified; Officer since September 2004.	Officer, Wilmington Trust Company since 2004; Vice President and Chief Compliance Officer, 1838 Investment Advisors, LP from 1998-2004; Vice President, Secretary and Treasurer, 1838 Investment Advisors Funds from 1995 to 2004; Vice President and Secretary, 1838 Bond-Debenture Trading Fund from 1982 to 2004.	N/A	N/A

Responsibilities of the Board and its Committees

The primary responsibility of the Board is to represent the interests of the shareholders of the Portfolio and to provide oversight management of the Portfolio. Currently, the Board is comprised of nine individuals, two of whom are considered Interested Trustees. The remaining Trustees are Independent Trustees. The Board meets multiple times during the year (but at least quarterly) to review the investment performance of the Portfolio and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board met five times during the fiscal year ended June 30, 2004. Currently, the Board has an Audit Committee, a Nominating and Governance Committee and a Regulatory Oversight Committee. The responsibilities of each committee and its members are described below.

Audit Committee. The Board has an Audit Committee comprised of Messrs. Giordano, Klein and Quindlen, each an Independent Trustee. Mr. Giordano serves as the chairman of the Committee. Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select the Fund’s independent auditors; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements which are the subject of the independent auditors’ certifications; and (4) review with such independent auditors the adequacy of the Fund’s basic accounting system and the effectiveness of the Fund’s internal accounting controls. During the fiscal year ended June 30, 2004, there were four meetings of the Audit Committee.

Nominating And Governance Committee. The Board has a Nominating and Governance Committee comprised of Messrs. Giordano, Quindlen and Sargent, each an Independent Trustee. Mr. Sargent serves as chairman of the Committee. The Committee is responsible for formulating a statement of corporate governance; assessing the size, structure and composition of the Board; determining trustee qualifications guidelines as well as compensation, insurance and indemnification of trustees; identifying Trustee candidates; oversight of Board self-evaluations; and identifying, from time to time, qualified candidates to serve as the Chief Compliance Officer for the Fund. During the fiscal year ended June 30, 2004, there was one meeting of the Committee. The Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Fund at: 1100 North Market Street, 9th Floor, Wilmington, DE 19890. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of

11

employment history with employer names and a description of the employer’s business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board. Upon the written request of shareholders holding at least 10% of the Fund’s shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as Trustees as specified in such written request.

Regulatory Oversight Committee. The Board has a Regulatory Oversight Committee comprised of Messrs. Arnold, Brucker, Moore and Sargent, each an Independent Trustee. Mr. Moore serves as the chairman of the committee. The Regulatory Oversight Committee monitors regulatory developments in the mutual fund industry and focuses on various regulatory aspects of the operation of the Fund. The Committee also performs such other tasks as the Board deems necessary. During the fiscal year ended June 30, 2004, there were four meetings of the Regulatory Oversight Committee.

Security and Other Interests. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in the Portfolio of the Trust and in all registered investment companies overseen by the Trustee within the Fund Complex as of December 31, 2003.

Aggregate Dollar Range
of Equity Securities in
All Registered
Investment Companies
	Dollar Range of Equity	Overseen by Trustee
	Securities in the	within the Family of
Name of Trustee	Portfolio	Investment Companies
INTERESTED TRUSTEES
Robert J. Christian	None	Over $100,000
William P. Richards	None	None
INDEPENDENT TRUSTEES
Robert Arnold	None	$50,001-$100,000
Eric Brucker	None	$10,001 - $50,000
Nicholas Giordano	None	$10,001-$50,000
Louis Klein, Jr.	None	Over $100,000
Clement C. Moore, II	None	Over $100,000
John J. Quindlen	None	Over $100,000
Mark A. Sargent	None	$10,001 - $50,000

As of December 31, 2003, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in any of the Trust’s investment advisers or the Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with such entities.

Investment Advisory Agreement Approval. The Portfolio’s assets are invested in a corresponding series of the Trust that has the same investment objective, strategies and limitations as the investing Portfolio. Since the Portfolio operates as a “feeder fund” in a master/feeder structure with the Series, the Portfolio does not have an investment adviser that directly manages its assets. The Portfolio receives investment advisory services indirectly from the

12

investment adviser of the Series. The Trust has retained RSMC to manage the assets of the Series of the Trust pursuant to an investment advisory agreement (the “Investment Advisory Agreement”), which has been approved by the Board of Trustees of the Trust including a majority of the Independent Trustees. The Investment Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Trust’s Board of Trustees or by a majority of the outstanding voting securities of the Series, and, in either event, by a majority of the Independent Trustees of the Trust casting votes in person at a meeting called for such purpose.

The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the Investment Advisory Agreement, the Board considered many factors, including: (1) the investment objective and long-term performance of the Portfolio and the Series; (2) RSMC’s management philosophy, personnel and processes, as well as overall character of the firm in light of recent developments in the mutual fund industry; (3) the expectations of shareholders; (4) the state of competition in the mutual fund industry; (5) comparable fees in the mutual fund industry; (6) the range and quality of services provided to the Series and the Portfolio and its shareholders in addition to investment advisory services; and (7) the Portfolio’s relationship to other portfolios in the Fund Complex.

In assessing RSMC’s performance of its obligations, the Board also considered whether there has occurred a circumstance or event that would constitute a reason for it to not renew or approve the Investment Advisory Agreement. In this regard, the Board was mindful of the potential disruption to the operations of the Series and the Portfolio and the risks or other effects that could occur as a result of a decision to terminate or not renew or approve the Investment Advisory Agreement. In particular, the Board recognized that most shareholders have invested in the Portfolio on the strength of RSMC’s reputation and in the expectation that RSMC will have a continuing role in providing advisory services to the Portfolio.

The Board also considered the compensation and benefits received by RSMC as well as a report on the compensation structure of portfolio managers. This includes fees received for services provided to the Series by RSMC or its affiliates and research services received by RSMC from brokers that execute trades for the Series, as well as advisory fees. The Board was aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an investment adviser’s compensation: (1) the nature and quality of the services provided by the investment adviser, including the performance of the Series; (2) the investment adviser’s cost of providing the services; (3) the extent to which the investment adviser may realize “economies of scale” as the Series grows larger; (4) any indirect benefits that may accrue to the investment adviser and its affiliates as a result of the investment adviser’s relationship with the Portfolio; (5) performance and expenses of comparable funds; and (6) the extent to which the Independent Trustees are fully informed about the facts bearing on the investment adviser’s services and fees. The Board was aware of these factors and took them into account in its review of the Investment Advisory Agreement.

The Board considered these circumstances in light of its accumulated experience in governing the Trust and the Fund and working with the investment adviser on matters relating to the Trust and the Fund, and was assisted by the advice of legal counsel. In this regard, the Board received a significant amount of information about the Series, the Portfolio, RSMC and the Wilmington Trust Company (“Wilmington Trust”) organization on an ongoing basis. RSMC and Wilmington Trust provide information at each regular meeting of the Board, and furnish additional reports in connection with the Board’s formal review of the Investment Advisory Agreement. Thus, the Board’s evaluation of the Investment Advisory Agreement is informed by reports concerning such matters as: (1) RSMC’s investment philosophy, personnel and processes; (2) the Series’ short-term and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor funds), and commentary on the reasons for the Series’ performance; (3) the Portfolio’s expenses (including the advisory fee itself and the overall expense structure of the Portfolio both in absolute terms and relative to competing funds, with due regard for contractual or voluntary expense limitations); (4) the use and allocation of brokerage commissions derived from trading the Series’ portfolio securities; (5) the nature and extent of advisory and other services provided to the Series by RSMC and its affiliates; (6) compliance and audit reports concerning the Portfolio and the companies that service them; and (7) relevant developments in the mutual fund industry. The Board also considered the relationship of the Portfolio to other portfolios in the Fund Complex, the interdependence resulting from shareholders’ asset allocation processes and the exchange privileges between portfolios in the Fund Complex.

13

Not all of the factors and considerations identified above are relevant to the Series, nor does the Board consider any one of them to be determinative. The Board based its decision to approve the Investment Advisory Agreement on all the relevant factors in light of its reasonable business judgment, and with a view to past and future long-term considerations.

The Investment Advisory Agreement may be terminated by the Trust or RSMC on sixty days written notice without penalty. The Investment Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.

Additional information regarding the Investment Advisory Agreement and the fees paid to RSMC may be found under the heading “Investment Advisory and Other Services” in this SAI.

Compensation. In addition to the fees below, the Fund and the Trust reimburse the Independent for their related business expenses. The fees and expenses of the Independent Trustees are paid by the Fund. The following table shows the fees paid during the fiscal year ended June 30, 2004 to the Independent Trustees for their service to the Fund and the total compensation paid to the Trustees by the Fund Complex.

		Pension or		Total
	Aggregate	Retirement Benefits	Estimated	Compensation
	Compensation from	Accrued as Part of	Annual Benefits	from Fund Complex
Independent Trustee	the Fund	Fund Expenses	Upon Retirement	Paid to Trustees
Robert H. Arnold	$37,125	None	None	$49,500
Dr. Eric Brucker	$37,125	None	None	$49,500
Nicholas Giordano	$37,125	None	None	$49,500
Louis Klein, Jr.	$37,125	None	None	$49,500
Clement C. Moore, II	$36,000	None	None	$48,000
John J. Quindlen	$37,125	None	None	$49,500
Mark A. Sargent	$37,125	None	None	$49,500

14

CODE OF ETHICS

In accordance with Rule 17j-1 of the 1940 Act, the Fund, the Trust, the investment adviser to the Series and the Distributor have adopted Codes of Ethics. The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among the investment adviser, the Distributor, the Trust or the Fund. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by a Series under certain circumstances.

Under the Joint Code of Ethics adopted by the Trust and the Fund, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the individual Code of Ethics adopted by RSMC, personal trading is subject to pre-clearance and other conditions set forth in the Code.

On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding the Codes of Ethics relative to the Trust and the Fund, including information about any material violations of the Codes. The Codes are publicly available as exhibits to the Fund’s registration statement filed with the SEC.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Persons or organizations beneficially owning 25% or more of the outstanding shares of the Portfolio are presumed to “control” the Portfolio. As a result, those persons or organizations could have the ability to take action with respect to the Portfolio without the consent or approval of other shareholders. As of September 30, 2004, officers and Trustees of the Fund owned individually and together less than 1% of the Fund’s and the Portfolio’s outstanding shares. As of September 30, 2004, the name, address and percentage ownership of each entity that owned of record or beneficially 5% or more of the outstanding shares of any class of the Portfolio were as follows:

Pershing	100.00%
For Exclusive Benefit of Balentine
Attention: Cash Management Services
1 Pershing Plaza
Jersey City, NJ 07399

INVESTMENT ADVISORY SERVICES

Rodney Square Management Corporation

RSMC serves as the investment adviser to the Premier Money Market Series (the “Series”). RSMC is located at 1100 North Market Street, Wilmington, Delaware 19890 and is a Delaware corporation organized on September 17, 1981. It is a wholly owned subsidiary of Wilmington Trust Corporation.

Several affiliates of RSMC are also engaged in the investment advisory business. Wilmington Trust FSB, a wholly owned subsidiary of Wilmington Trust Corporation, is a registered investment adviser. In addition, Wilmington Brokerage Services Company, a subsidiary of Wilmington Trust, and Balentine & Company LLC, an indirect subsidiary of Wilmington Trust Corporation, are registered investment advisers and broker-dealers. Cramer Rosenthal McGlynn, (“CRM”) and Roxbury Capital Management (“Roxbury”) are both registered investment advisers. Wilmington Trust Corporation has a controlling interest in both CRM and Roxbury.

Under the Investment Advisory Agreement dated May 9, 2001, the Series pays a monthly fee to RSMC at the annual rate of 0.20% of its average daily net assets. Such fee is accrued daily and paid monthly. RSMC has contractually agreed to waive a portion of its advisory fee, or reimburse expenses to the extent total operating expenses of the Portfolio exceed 0.93%. This waiver will remain in place until the Board of Trustees of the Trust approves its termination.

15

For its services as adviser to the Series for the fiscal years ended June 30, 2002, June 30, 2003 and 2004, RSMC received the $1,270,445, $1,323,465 and $1,682,608, respectively.

Advisory Services. Under the terms of the Investment Advisory Agreement, RSMC agrees to: (a) direct the investments of the Series, subject to and in accordance with the Series’ investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for the Series, securities and other investments consistent with the Series’ objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Series; (d) pay the salaries of all personnel of the investment adviser performing services relating to research, statistical and investment activities on behalf of the Series; (e) make available and provide such information as the Series and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of the Series and its investment activities. Additionally, RSMC agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Series. RSMC and the Trust may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which RSMC delegates any or all of its duties as listed above.

The Investment Advisory Agreement provides that RSMC shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Series in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.

The salaries of any officers and the Interested Trustees of the Fund and the Trust who are affiliated with RSMC and the salaries of all personnel of RSMC performing services for the Trust relating to research, statistical and investment activities are paid by RSMC. The Portfolio pays its respective pro rata portion of the advisory fee payable by the Series.

ADMINISTRATION AND ACCOUNTING SERVICES

Pursuant to Administration and Accounting Services Agreements dated October 1, 2004, PFPC Inc. performs certain administrative and accounting services for the Portfolio and the Series such as preparing shareholder reports, providing statistical and research data, assisting the investment adviser of the Series in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Portfolio. In addition, PFPC prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Portfolio. The accounting services performed by PFPC include determining the net asset value per share of each Portfolio and Series and maintaining records relating to the securities transactions of the Portfolios and Series. From September 1, 2002 to October 1, 2004, RSMC, an affiliate of the Fund and Trust, provided administrative and accounting services and PFPC provided certain sub-administration services. Prior to September 1, 2002, PFPC provided administrative and accounting services for the Fund and Trust. Accordingly, the Fund and the Trust paid administrative fees to RSMC and PFPC, whether as administrator or sub-administrator of $3,633,484, $2,552,225 and $2,996,143 for fiscal years ended June 30, 2004, 2003 and 2002, respectively.

Pursuant to Compliance, Support and Recordkeeping Services Agreements dated October 1, 2004, RSMC, an affiliate of the Trust, performs certain non-investment related statistical and research services, execution and administrative support services, recordkeeping services as well as certain other coordination and fund related preparatory services for the Funds and Series. In consideration of the provision of these services, RSMC, investment adviser to the Fund and the Trust, receives an asset based fee of 0.006% of the Fund’s average daily net assets.

ADDITIONAL SERVICE PROVIDERS

Independent Registered Public Accounting Firm. Ernst & Young LLP serves as the independent registered public accounting firm to the Fund and the Trust, providing services which include (1) auditing the annual financial statements for the Portfolio, (2) assistance and consultation

16

in connection with SEC filings and (3) review of the annual Federal income tax returns filed on behalf of the Portfolio. Ernst & Young LLP is located at 2001 Market Street, Philadelphia, PA 19103.

Legal Counsel. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Fund and the Trust.

Custodian. Wilmington Trust Company, 1100 North Market Street, Wilmington, DE 19890, serves as the Custodian. The Custodian’s services include, in addition to the custody of all cash and securities owned by the Fund and Trust, the maintenance of custody accounts in the Custodian’s trust department, the segregation of all certificated securities owned by the Fund and Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Fund and Trust, releasing and delivering securities from the custody accounts of the Fund and Trust, maintaining records with respect to such custody accounts, delivering to the Fund and Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed. Wilmington Trust Company receives a fee for its services based on the average daily net assets of the Trust and has appointed PFPC Trust Company as Sub-Custodian of the Fund and the Trust.

Transfer agent. PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the Transfer Agent and Dividend Paying Agent.

DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN

Professional Funds Distributor, LLC (the “Distributor”), is currently located at 760 Moore Road, King of Prussia, PA 19406. The Distributor serves as the underwriter of the Portfolio’s shares pursuant to a Distribution Agreement with the Fund. Pursuant to the terms of the Distribution Agreement, the Distributor is granted the right to sell the shares of the Portfolio as agent for the Fund. Shares of the Portfolio are offered continuously.

Under the terms of the Distribution Agreement, the Distributor agrees to use efforts deemed appropriate by the Distributor to solicit orders for the sale of shares of the Portfolio and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Distributor receives fees under the Portfolio’s Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), the Distributor will furnish or enter into arrangement with others for the furnishing of marketing or sales services as may be required pursuant to such plan. Moreover, to the extent that the Distributor receives shareholders service fees under any shareholder services plan adopted by the Portfolio, the Distributor will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Portfolio as may be required pursuant to such plan.

The Distribution Agreement became effective as of January 1, 2004 and continues in effect for a period of two years. Thereafter, the agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement, will not be liable to the Portfolio or its shareholders for losses arising in connection with the sale of Portfolio shares.

The Distribution Agreement terminates automatically in the event of an assignment. The Distribution Agreement is also terminable without payment of any penalty with respect to the Portfolio (i) by vote of a majority of the Trustees of the Portfolio who are not interested persons of the Portfolio and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or any agreements related to the 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the Portfolio on sixty (60) days’ written notice to the Distributor; or (ii) by the Distributor on sixty (60) days’ written notice to the Portfolio. The Distributor will be compensated for distribution services according to the 12b-1 Plan regardless of the Distributor’s expenses. The 12b-1 Plan provides that the Distributor will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Distributor may pay certain financial institutions (“Service Organizations”) such as banks or

17

broker-dealers who have entered into servicing agreements with the Distributor and other financial institutions for distribution and shareholder servicing activities.

The 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed (i) 0.60% on an annualized basis of the Portfolio’s average net assets; and (ii) limitations set from time to time by the Board of Trustees, the Distributor for making payments to certain Service Organizations who have sold shares of the Portfolio, and for other distribution expenses.

Under the 12b-1 Plan, any payments made by RSMC out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, deemed to be indirect financing by the Portfolio of the distribution of its shares, are authorized. The Series may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plan. In selecting portfolio investments, the Portfolio will give no preference to instruments issued by such depository institutions.

For the fiscal year ended June 30, 2004, the Portfolio paid to the Distributor 12b-1 fees in respect of broker-dealer compensation of $534,208.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions. The investment adviser places all portfolio transactions on behalf of the Series, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Debt securities purchased and sold by the Series are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with the Series) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

Brokerage Selection. The primary objective of the investment adviser in placing orders on behalf of the Series for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting and monitoring a broker or dealer, the investment adviser considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Series or to the investment adviser.

Allocation Of Fund Transactions. Some of the investment adviser’s other clients have investment objectives and programs similar to that of the Series. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Series. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of the investment adviser not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between the Series and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Series and the other clients as to amount according to a formula determined prior to the execution of such transactions.

CAPITAL STOCK AND OTHER SECURITIES

The Portfolio issues and offers one class of shares. The shares of the Portfolio, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

18

Shares of the Portfolio entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. The Portfolio and class take separate votes on matters affecting only the Portfolio or class. For example, a change in the fundamental investment policies for the Portfolio would be voted upon only by shareholders of the Portfolio and not by shareholders of other portfolios of the Fund.

The Portfolio does not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of the Portfolio’s outstanding shares.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase Of Shares. Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the prospectus. Additional methods to purchase shares are as follows:

Individual Retirement Accounts: You may purchase shares of the Portfolio for a tax-deferred retirement plan such as an individual retirement account (“IRA”). To order an application for an IRA and a brochure describing the Portfolio IRA, call the Transfer agent at (800) 336-9970. PFPC Trust Company, as custodian for each IRA account receives an annual fee of $10 per account, paid directly to PFPC Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Portfolio shares owned by the IRA will be redeemed automatically as payment.

Automatic Investment Plan: You may purchase shares of the Portfolio through an Automatic Investment Plan (“AIP”). Under the AIP, the Transfer Agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the $1,000 minimum initial investment). You may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually. The purchase of Portfolio shares will be effected at its offering price at 2:00 p.m. Eastern time on or about the 20th day of a month. For an application for the Automatic Investment Plan, check the appropriate box of the application or call the Transfer Agent at (800) 336-9970. This service is generally not available for Wilmington Trust trust account clients, since similar services are provided through Wilmington Trust. This service also may not be available for Service Organization clients who are provided similar services through those organizations.

Payroll Investment Plan: The Payroll Investment Plan (“PIP”) permits you to make regularly scheduled purchases of Portfolio shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer’s payroll department. Then, a portion of your paychecks will automatically be transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not the Fund, the Distributor, the investment adviser or the Transfer Agent, to arrange for transactions under the PIP. The Fund reserves the right to vary its minimum purchase requirements for employees participating in a PIP.

Redemption Of Shares. Information regarding the redemption of shares is discussed in the “Redemption of Shares” section of the prospectus. Additional methods to redeem shares are as follows:

By Wire: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the Transfer Agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder’s signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds Portfolio shares.

19

Systematic Withdrawal Plan: If you own shares of the Portfolio with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan (“SWP”). Under the SWP, you may automatically redeem a portion of your account monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Portfolio shares will be effected at the NAV determined at 2:00 p.m. Eastern time on or about the 25th day of the month. This service may not be available for certain Service Organizations, because a similar service may be provided through those organizations.

Additional Information Regarding Redemptions: To ensure proper authorization before redeeming shares of the Portfolio, the Transfer Agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

Clients of Service Organizations who have purchased shares of the Portfolio through their accounts with those Service Organizations should contact the Service Organization prior to submitting a redemption request to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Portfolio will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than the shareholder’s cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder’s right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of the Portfolio’s securities or to determine the value of the Portfolio’s net assets, or (d) ordered by a governmental body having jurisdiction over the Portfolio for the protection of the Portfolio’s shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the Portfolio may withdraw their requests for redemption or may receive payment based on the net asset value of the Portfolio next determined after the suspension is lifted.

The Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption “in-kind”) chosen by the Portfolio and valued in the same way as they would be valued for purposes of computing the net asset value of the Portfolio. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Portfolio has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Portfolio is obligated to redeem shares solely in cash if the redemption requests are made by one shareholder account up to the lesser of $250,000 or 1% of the net assets of the Portfolio during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.

Pricing Of Shares. The Portfolio’s securities are valued on the basis of the amortized cost valuation technique. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. The valuation of the Series’ securities based upon their amortized cost and the accompanying maintenance of the Portfolio’s per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act. Certain conditions imposed by that rule are set forth under “Investment Policies.” In connection with the use of the amortized cost valuation technique, the Board of Trustees has established procedures delegating to the investment adviser the responsibility for maintaining a constant net asset value per share. Such procedures include a daily review of the Series’ holdings to determine whether the Portfolio’s net asset value, calculated based upon available market quotations, deviates from $1.00 per share. Should any deviation exceed 1/2 of 1% of $1.00, the Trustees will promptly consider whether any corrective action should be initiated to eliminate or reduce material dilution or other unfair results to

20

shareholders. Such corrective action may include selling of portfolio securities prior to maturity to realize capital gains or losses, shortening average portfolio maturity, withholding dividends, redeeming shares in kind and establishing a net asset value per share based upon available market quotations.

Should the Portfolio incur or anticipate any unusual expense or loss or depreciation that would adversely affect its net asset value per share or income for a particular period, the Trustees would at that time consider whether to adhere to the current dividend policy or to revise it in light of the then prevailing circumstances. For example, if the Portfolio’s net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Trustees could suspend or reduce further dividend payments until the net asset value returned to $1.00 per share. Thus, such expenses or losses or depreciation could result in investors receiving no dividends or reduced dividends for the period during which they held their shares or in their receiving upon redemption a price per share lower than that which they paid.

The net asset value per share is determined as of 2:00 p.m. Eastern time on each day that the New York Stock Exchange and the Transfer Agent are open for business (a “business day”). The net asset value per share is calculated by adding the value of all securities and other assets in the Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in the Portfolio.

DIVIDENDS

Dividends from the Portfolio are declared on each business day and paid to shareholders ordinarily on the first business day of the following month. The dividend for a business day immediately preceding a weekend or holiday normally includes an amount equal to the net income for the subsequent non-business days on which dividends are not declared. However, no such dividend includes any amount of net income earned in a subsequent semiannual accounting period.

TAXATION OF THE PORTFOLIO

Generally. The Portfolio is treated as a separate corporation for federal income tax purposes. The Portfolio has qualified, elected and intends to continue to qualify to be classified under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) as a regulated investment company (“RIC”). To qualify or continue to qualify for treatment as a RIC under the Code, the Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain determined without regard to the dividend received deduction) and at least 90% of its net income from tax-exempt obligations as well as meet several additional requirements. For the Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in securities or those currencies; (2) at the close of each quarter of the Portfolio’s taxable year, at least 50% of the value of its total assets must be represented by cash, cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities; and (3) at the close of each quarter of the Portfolio’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of any two or more issuers that the Portfolio controls and which are determined to be engaged in the same trade or business or similar or related trades or businesses.

If the Portfolio failed to qualify for treatment as a RIC in any taxable year, it would be subject to tax on its taxable income at corporate income tax rates with reduction for distributions paid to shareholders and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

21

The Portfolio will be subject to a nondeductible 4% excise tax (the “Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all (at least 98%) of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

The Portfolio will be taxed on the amount of its undistributed net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gain dividends only. The Portfolio is permitted to elect to include all or a portion of such undistributed net capital gain in the income of its shareholders on the last day of its taxable year. In such case the shareholder is given credit for the tax that the RIC paid and is entitled to increase its basis by the difference between the amount of includable gain and tax deemed paid. Currently, an individual’s maximum tax rate on long-term capital gains is 15%. A capital gain dividend is treated by the shareholders as a long-term capital gain regardless of how long the investor has owned shares in the Portfolio. If a Portfolio invests in any instruments that generate taxable income, under the circumstances described in the prospectus, distributions of the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits. If such distribution to its shareholders is in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder’s tax basis and thereafter as capital gain. If the Portfolio realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders and treated as a capital gain.

Dividends and other distributions declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if they are paid by the Portfolio during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls.

Investors should be aware that if Portfolio shares are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, the shareholder will pay full price for the shares and will receive some portion of the price back as a taxable distribution.

Any loss realized by a shareholder on the redemption of shares within six months from the date of their purchase will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions (or undistributed capital gain) to that shareholder with respect to those shares and are disallowed to the extent any distribution of exempt-interest dividends received with respect to such shares.

Distributions from the Portfolio’s investment company taxable income, if any, are taxable to its shareholders as ordinary income to the extent of the Portfolio’s earnings and profits. Because the Portfolios’ net investment income is derived from interest rather than dividends, no portion of the distributions thereof is eligible for the dividends-received deduction allowed to corporate shareholders or to be taxed at capital gain rates as qualified dividend income.

Foreign Securities. Dividends and interest received, and gains realized, by the Portfolio may be subject to income, withholding or other taxes imposed by foreign countries or U.S. possessions (collectively, “foreign taxes”) that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

If more than 50% of the value of the Portfolio’s total assets at the close of its taxable year consists of securities of foreign corporations, the Portfolio will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to benefit from any foreign tax credit or deduction that is available with respect to foreign taxes paid by the Portfolio. If the election is made, the Portfolio will treat those taxes as dividends paid to its shareholders and each shareholder (1) will be required to include in gross income, and treat as paid by the shareholder, a proportionate share of those taxes, (2) will be required to treat that share of those taxes and of any dividend paid by the Portfolio that represents income from foreign or U.S. possessions sources as the shareholder’s own income from those sources and (3) may either deduct the taxes deemed paid by the shareholder in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax. The Portfolio will report to its shareholders within 60 days after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions,

22

as well as the amount of foreign taxes that are not allocable as a credit, if it makes this election. If the Portfolio makes this election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is “qualified passive income” may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

The foregoing federal tax discussion is a summary included for general informational purposes only. Each shareholder is advised to consult his/her own tax advisor with respect to the specific tax consequences of an investment in a Portfolio, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

Shortly after the end of each year, PFPC calculates the federal income tax status of all distributions made during the year. In addition to federal income tax, shareholders may be subject to state and local taxes on distributions from a Portfolio. Shareholders should consult their tax advisors regarding specific questions relating to federal, state and local taxes.

FINANCIAL STATEMENTS

The audited financial statements and financial highlights of the Portfolio, including its corresponding Series for the fiscal year ended June 30, 2004, are set forth in the Annual Report to shareholders, including the notes thereto and the report of Ernst & Young LLP thereon. The Annual Report is incorporated herein by reference.

23

APPENDIX A

DESCRIPTION OF RATINGS

Moody’s, S&P and Fitch are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody’s, S&P and Fitch to the securities in which the Series may invest is discussed below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The investment adviser attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by the Series, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Series. In that event, the investment adviser will consider whether it is in the best interest of the Series to continue to hold the securities.

Moody’s Ratings

Corporate And Municipal Bonds.

Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Corporate And Municipal Commercial Paper. The highest rating for corporate and municipal commercial paper is “P-1” (Prime-1). Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

–	Leading market positions in well-established industries.

–	High rates of return on funds employed.

–	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

–	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

–	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Municipal Notes. The highest ratings for state and municipal short-term obligations are “MIG 1,” “MIG 2” and “MIG 3” (or “VMIG 1,” “VMIG 2” and “VMIG 3” in the case of an issue having a variable-rate demand feature).

A-1

Notes rated “MIG 1” or “VMIG 1” are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. Notes rated “MIG 2” or “VMIG 2” are of high quality, with margins of protection that are ample although not so large as in the preceding group. Notes rated “MIG 3” or “VMIG 3” are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

S&P Ratings

Corporate And Municipal Bonds.

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay interest and repay principal.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Corporate And Municipal Commercial Paper. The “A-1” rating for corporate and municipal commercial paper indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be rated “A-1+.”

Municipal Notes. The “SP-1” rating reflects a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be rated “SP-1+.” The “SP-2” rating reflects a satisfactory capacity to pay principal and interest.

Fitch Ratings

Description Of Fitch’s Highest State And Municipal Notes Rating.

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

F-1+ - Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 - Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

A-2

WT MUTUAL FUND

CRM Large Cap Value Fund
CRM Mid Cap Value Fund
CRM Small Cap Value Fund

CRM Small/Mid Cap Value Fund

1100 North Market Street
Wilmington, Delaware 19890

STATEMENT OF ADDITIONAL INFORMATION

NOVEMBER 1, 2004

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with each Fund’s current prospectus dated November 1, 2004, as amended from time to time. A copy of each current prospectus and annual report may be obtained without charge, by writing to Professional Funds Distributor, LLC (the “Distributor”), 760 Moore Road, King of Prussia, PA 19406. A copy may also be obtained from certain institutions such as banks or broker-dealers that have entered into servicing agreements with the Distributor or by calling (800) CRM-2883.

Each Fund and its corresponding master Series’ audited financial statements for the fiscal year ended June 30, 2004, included in the Annual Reports to shareholders, are each incorporated into this SAI by reference.

-i-

GENERAL INFORMATION

WT Mutual Fund (the “Trust”) was organized as a Delaware business trust on June 1, 1994. The Trust has established the following funds described in this Statement of Additional Information (“SAI”): CRM Large Cap Value Fund, CRM Mid Cap Value Fund, CRM Small Cap Value Fund and CRM Small/Mid Cap Value Fund (each a “Fund” and collectively the “Funds”). The CRM Large Cap Value Fund, CRM Mid Cap Value Fund and CRM Small Cap Value Fund issue Institutional, Investor and Retail Shares. The CRM Small/Mid Cap Value Fund issues Institutional and Investor Shares only. Each Fund is a diversified open-end investment company.

INVESTMENT POLICIES

The following information supplements the information concerning each Fund’s investment objective, policies and limitations found in the prospectus. Unless otherwise indicated, it applies to the Funds through their investment in corresponding master funds (the “Series”), which are series of WT Investment Trust I (the “Master Trust”).

Each Fund seeks to achieve long-term capital appreciation. Each Fund’s investment objective may not be changed without shareholder approval. There is no guarantee that a Fund will achieve its investment objective.

The CRM Large Cap Value Fund invests all of its assets in the Large Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity or equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell 1000 Value Index (“large cap companies”) and are publicly traded on a U.S. securities market.

The CRM Mid Cap Value Fund invests all of its assets in the Mid Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity or equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell Midcap Value Index (“mid cap companies”) and are publicly traded on a U.S. securities market.

The CRM Small Cap Value Fund invests all of its assets in the Small Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity or equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell 2000 Value Index (“small cap companies”) and are publicly traded on a U.S. securities market.

The CRM Small/Mid Cap Value Fund invests all of its assets in the Small/Mid Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity or equity related securities of companies with market capitalizations at the time of initial purchase between $200 million and $7 billion and are publicly traded on a U.S. securities market (or whose market capitalization falls within the capitalization range of recognized small or mid-cap indices).

Cash Management. Each Fund may invest in cash and cash equivalents, including high-quality money market instruments and money market funds in order to manage cash flow. Certain of these instruments are described below.

•	Money Market Funds. Each Fund may invest in the securities of money market mutual funds within the limits prescribed by the Investment Company Act of 1940 (“the 1940 Act”). (See “Investment Company Securities.”)

•	U.S. Government Obligations. Each Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government may provide support for payment of the interest and principal on these obligations directly or indirectly. This support can range from securities supported by the full faith and credit of the United States (for example, Ginnie Mae securities), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac, the Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

•	Commercial Paper. Each Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Funds may invest only in commercial paper rated A-1 or higher by S&P or Moody’s or if not rated, determined by the adviser to be of comparable quality.

•	Bank Obligations. Each Fund may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers’ acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly owned banking subsidiaries of such foreign banks located in the United States.

Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, of the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:

•	Bankers’ acceptances. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

•	Certificates of Deposit. Certificates of Deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

•	Time Deposits. Time deposits are bank deposits for fixed periods of time.

Convertible Securities. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, a Fund’s selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.

The Funds may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization (“NRSRO”) such as Moody’s or S&P, or if unrated, are determined by the adviser to be of comparable quality. (See “Appendix B” Description of Ratings.”) Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Should the rating of a security be downgraded subsequent to the Fund’s purchase of the security, the adviser will determine whether it is in the best interest of the Fund to retain the security.

Debt Securities. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

Depositary Receipts. American Depositary Receipts (ADRs) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

Foreign Securities. Each Fund may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities. (See “Depositary Receipts” above.) Foreign securities include equity or debt securities issued by issuers outside the United States, and include securities in the form of ADRs and EDRs. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the counter markets. Investing in foreign securities involves certain special risks and considerations that are not typically associated with investing in U.S. companies, including, but not limited to, (i) generally less liquid and less efficient securities markets, (ii) generally greater price volatility, (iii) exchange rate fluctuations and exchange controls, (iv) the imposition of restrictions on the expatriation of funds or other assets, (v) less publicly available information about issuers, (vi) the imposition of taxes (vii) higher transaction and custody costs, (viii) settlement delays and risk of loss, (ix) difficulties in enforcing contracts, (x) less liquidity and smaller market capitalizations, (xi) lesser regulation of securities markets, (xii) different accounting and disclosure standards, (xiii) governmental interference, (xiv) higher inflation, (xv) social, economic and political uncertainties, (xvi) the risk of expropriation of assets, (xvii) and the risk of war.

Hedging Strategies. Each Fund may engage in certain hedging strategies that involve options and futures. These hedging strategies are described in detail in Appendix A.

Illiquid Securities. Each Fund may invest no more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on the Fund’s books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to the adviser, pursuant to guidelines approved by the Board. The adviser will monitor the liquidity of securities held by a Fund and report periodically on such decisions to the Board. If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported by a Fund’s adviser to the Board of Trustees.

Investment Company Securities and Exchange Traded Funds. The Fund may invest in investment company securities, including exchange traded funds (“ETFs”). Such investments are subject to limitations prescribed by the 1940 Act unless an SEC exemption is applicable. These limitations currently provide, in part, that the Series may not purchase shares of an investment company if (a) such a purchase would cause the Series to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Series to have more than 5% of its total assets invested in the investment company or (c) more than 10% of the Series’ total assets would be invested in investment companies. As a shareholder in an investment company, a Fund would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including ETFs, registered investment companies are permitted to invest in iShares Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the iShares Funds, including that such investment companies enter into an agreement with the iShares Funds. Each Fund’s investment in a Series is excepted from these limitations.

Options on Securities and Securities Indices. Each Fund may purchase call options on securities that the adviser intends to include in a Fund in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. A Fund may purchase put options to hedge against a decline in the market value of securities held in the Fund or in an attempt to enhance return. A Fund may write (sell) put and covered call options on securities in which they are authorized to invest. A Fund may also purchase put and call options, and write put and covered call options on U.S. securities indices. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. Of the 80% of the total assets of a Fund that are invested in equity (or related) securities, a Fund may not invest more than 10% of such assets in covered call options on securities and/or options on securities indices.

Repurchase Agreements. Each Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund if the other party to the repurchase agreement defaults), it is the policy of each Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the investment adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of a Fund’s investment limitations.

Restricted Securities. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the “1933 Act”) or an exemption from registration. Each Fund may invest up to 15% of its net assets in illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the adviser intends to purchase securities that are exempt from registration under Rule 144A.

Securities Lending Each Fund may from time to time lend its portfolio securities pursuant to agreements that require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Series exceeds one-third of the value of a Fund’s total assets taken at fair market value. A Fund will earn interest on the investment of the cash collateral. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.

Temporary Defensive Position. Each Fund may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by an NRSRO, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that a Fund will be unable to achieve its investment objective.

Portfolio Turnover. Portfolio turnover rates for the past 2 fiscal years were:

	12 Months Ended 6/30/04	12 Months Ended 6/30/03
Large Cap Value	26%	87%
Mid Cap Value	152%	142%
Small Cap Value	77%	74%
Small/Mid Cap Value*	N/A	N/A

* The CRM Small/Mid Cap Value Fund commenced operations on September 1, 2004. The Fund expects that its portfolio turnover rate under normal market conditions will be less than 125% annually.

INVESTMENT LIMITATIONS

Except as otherwise provided, each of the CRM Large Cap Value Fund, CRM Mid Cap Value Fund, and CRM Small Cap Value Fund and their corresponding Series have adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of a Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of a Fund. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund’s assets or redemptions of shares will not be considered a violation of the limitation.

Each of the Large Cap Value, Mid Cap Value and Small Cap Value Funds will not as a matter of fundamental policy:

1.	purchase the securities of any one issuer, if as a result, more than 5% of a Fund’s total assets would be invested in the securities of such issuer, or a Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) a Fund may invest up to 25% of its total assets without regard to these limitations and (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

2.	purchase securities of any issuer if, as a result, more than 25% of a Fund’s total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, however this limitation does not apply to investments in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

3.	borrow money, however the Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3% of a Fund’s assets;

4.	make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

5.	underwrite any issue of securities, except to the extent that a Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6.	purchase or sell real estate. A Fund may not invest in any interest in real estate except securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein;

7.	purchase or sell physical commodities. A Fund is restricted from purchasing or selling contracts, options or options on contracts to purchase or sell physical commodities; or

8.	issue senior securities, except to the extent permitted by the 1940 Act, however, a Fund may borrow money subject to their investment limitation on borrowing.

The CRM Small/Mid Cap Value Fund and its corresponding Series is subject to the following investment limitations. These limitations are non-fundamental and the Board of Trustees may change them without shareholder approval.

The CRM Small/Mid Cap Value Fund will not:

1.	purchase the securities of any one issuer, if as a result, more than 5% of a Fund’s total assets would be invested in the securities of such issuer, or a Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) a Fund may invest up to 25% of its total assets without regard to these limitations and (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

2.	purchase securities of any issuer if, as a result, more than 25% of a Fund’s total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, however this limitation does not apply to investments in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

3.	borrow money, however the Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3% of a Fund’s assets;

4.	make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

5.	underwrite any issue of securities, except to the extent that a Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6.	purchase or sell real estate. A Fund may not invest in any interest in real estate except securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein;

7.	purchase or sell physical commodities. A Fund is restricted from purchasing or selling contracts, options or options on contracts to purchase or sell physical commodities; or

8.	issue senior securities, except to the extent permitted by the 1940 Act, however, a Fund may borrow money subject to their investment limitation on borrowing.

The investment limitations described above do not prohibit a Fund from investing all or substantially all of its assets in the shares of another registered open-end investment company such as its corresponding Series.

The following non-fundamental policies apply to each of the CRM Large Cap Value Fund, the CRM Mid Cap Value Fund, the CRM Small Cap Value Fund and the CRM Small/Mid Cap Value Fund, and the Board of Trustees may change them without shareholder approval.

Each will not:

1.	pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by a Fund, provided that the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for future contracts are not deemed to be pledges or hypothecations for this purpose;

2.	make short sales of securities except short sales against the box;

3.	purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, however a Fund may make initial and variation margin deposits in connection with permitted transactions in options without violating this limitation; or

4.	purchase additional portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets.

When engaging in options, futures and forward currency contract strategies, a Fund will either: (1) set aside cash or liquid securities in a segregated account with the Fund’s custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.

TRUSTEES AND OFFICERS

The Board of Trustees provides oversight of the management, activities and affairs of the Trust and has approved contracts with various financial organizations to provide the day-to-day management of the Series. The Board of Trustees is responsible for protecting the interests of shareholders. The following tables present certain information regarding the Board of Trustees of the Trust. All persons named as Trustees and officers also serve in a similar capacity for the Master Trust. Each person listed under “Interested Trustees” below is an “interested person” of the Master Trust’s adviser, the Trust or the Master Trust, within the meaning of the 1940 Act. Each person who is not an “interested person” of the Series’ adviser, the Trust or the Master Trust within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below. For purposes of the information below, “Fund Complex” refers to the Trust and the Master Trust, collectively. The address of each Trustee as it relates to the Trust’s business is 1100 North Market Street, Wilmington, DE 19890.

INTERESTED TRUSTEES
			Principal	Number of
		Term of Office and	Occupation(s)	Portfolios in Fund
Name, Address and	Position(s) Held	Length of Time	During Past Five	Complex Overseen by	Other Directorships
Date of Birth	with Trust	Served	Years	Trustee	Held by Trustee
ROBERT J. CHRISTIAN[1] Date of Birth: 2/49	Trustee, Chief Executive Officer, President and Chairman of the Board	Shall serve until death, resignation or removal. Trustee, President and Chairman of the Board since October 1998.	Executive Vice President and Chief Investment Officer of Wilmington Trust Company since February 1996; and President of Rodney Square Management Corporation since February 1996.	58	Wilmington Low Volatility Fund of Funds (closed-end registered investment company).

WILLIAM P. RICHARDS, JR.[2] Date of Birth: 11/36	Trustee	Shall serve until death, resignation or removal. Trustee since October 1999.	Managing Director, Roxbury Capital Management LLC (registered investment adviser) since 1998.	58	None

1	Mr. Christian is an “Interested Trustee” by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.

2	Mr. Richards is an “Interested Trustee” by reason of his position as Managing Director of Roxbury Capital Management LLC, an investment adviser to the Trust.

INDEPENDENT TRUSTEES
			Principal	Number of
		Term of Office and	Occupation(s)	Portfolios in Fund
Name, Address and	Position(s) Held	Length of Time	During Past Five	Complex Overseen by	Other Directorships
Date of Birth	with Trust	Served	Years	Trustee	Held by Trustee
ROBERT ARNOLD Date of Birth: 3/44	Trustee	Shall serve until death, resignation or removal; Trustee since May 1997.	Founder and co-manages, R. H. Arnold & Co., Inc. (investment banking company) since 1989.	58	None

INDEPENDENT TRUSTEES
			Principal	Number of
		Term of Office and	Occupation(s)	Portfolios in Fund
Name, Address and	Position(s) Held	Length of Time	During Past Five	Complex Overseen by	Other Directorships
Date of Birth	with Trust	Served	Years	Trustee	Held by Trustee
DR. ERIC BRUCKER Date of Birth: 12/41	Trustee	Shall serve until death, resignation or removal; Trustee since October 1999.	Dean, School of Business Administration of Widener University since July 2001; and prior to that, Dean, College of Business, Public Policy and Health at the University of Maine from September 1998 to June 2001.	58	Wilmington Low Volatility Fund of Funds (closed-end registered investment company).

NICHOLAS GIORDANO Date of Birth: 3/43	Trustee	Shall serve until death, resignation or removal; Trustee since October 1998.	Consultant, financial services organizations from 1997 to present; and Interim President, LaSalle University from 1998 to 1999.	58	Kalmar Pooled Investment Trust; Independence Blue Cross; Selas Corporation of America (industrial furnaces and ovens); and Wilmington Low Volatility Fund of Funds (closed-end registered investment company).

LOUIS KLEIN, JR. Date of Birth: 5/35	Trustee	Shall serve until death, resignation or removal; Trustee since October 1999.	Self-employed financial consultant since 1991.	58	WHX Corporation (industrial manufacturer).

CLEMENT C. MOORE, II Date of Birth: 9/44	Trustee	Shall serve until death, resignation or removal; Trustee since October 1999.	Managing Partner, Mariemont Holdings, LLC, (real estate holding and development company) since 1980.	58	None

INDEPENDENT TRUSTEES
			Principal	Number of
		Term of Office and	Occupation(s)	Portfolios in Fund
Name, Address and	Position(s) Held	Length of Time	During Past Five	Complex Overseen by	Other Directorships
Date of Birth	with Trust	Served	Years	Trustee	Held by Trustee
JOHN J. QUINDLEN Date of Birth: 5/32	Trustee	Shall serve until death, resignation or removal; Trustee since October 1999.	Retired since 1993.	58	None

MARK A. SARGENT Date of Birth: 4/51	Trustee	Shall serve until death, resignation or removal; Trustee since November 2001.	Dean and Professor of Law, Villanova University School of Law since July 1997.	58	Wilmington Low Volatility Fund of Funds (closed-end registered investment company).

As of the date of this SAI, none of the Independent Trustees nor any of their immediate family members (i.e. spouse or dependent children) serves as an officer or director or is an employee of, the Trust, the Master Trust, or any of the Series’ investment advisers, sub-advisers or distributor, or any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

EXECUTIVE OFFICERS
			Principal	Number of
		Term of Office and	Occupation(s)	Portfolios in Fund
Name, Address and Date	Position(s) Held	Length of Time	During Past Five	Complex Overseen by	Other Directorships
of Birth	with Trust	Served	Years	Trustee	Held by Trustee
ERIC K. CHEUNG 1100 North Market Street Wilmington, DE 19890 Date of Birth: 12/54	Vice President	Shall serve at the pleasure of the Board and until successor is elected and qualified; Officer since October 1998.	Vice President, Wilmington Trust Company since 1986; and Vice President and Director of Rodney Square Management Corporation since 2001.	N/A	N/A

JOSEPH M. FAHEY, JR. 1100 North Market Street Wilmington, DE 19890 Date of Birth: 1/57	Vice President	Shall serve at the pleasure of the Board and until successor is elected and qualified; Officer since November 1999.	Vice President, Rodney Square Management Corporation since 1992.	N/A	N/A

FRED FILOON 520 Madison Avenue New York, NY 10022 Date of Birth: 3/42	Vice President	Shall serve at the pleasure of the Board and until successor is elected and qualified; Officer since August 2000.	Senior Vice President, Cramer Rosenthal McGlynn LLC since 1989.	N/A	N/A

JOHN R. GILES 1100 North Market Street Wilmington, DE 19890 Date of Birth: 8/57	Chief Financial Officer, Vice President and Treasurer	Shall serve at the pleasure of the Board and until successor is elected and qualified; Officer since December 1999.	Senior Vice President, Wilmington Trust Company since 1996.	N/A	N/A

LEAH M. ANDERSON 1100 North Market Street Wilmington, DE 19890 Date of Birth: 8/65	Secretary	Shall serve at the pleasure of the Board and until successor is elected and qualified; Officer since October 2002.	Officer, Wilmington Trust Company since 1998; and Officer, Rodney Square Management Corporation since 1992.	N/A	N/A

EXECUTIVE OFFICERS
			Principal	Number of
		Term of Office and	Occupation(s)	Portfolios in Fund
Name, Address and Date	Position(s) Held	Length of Time	During Past Five	Complex Overseen by	Other Directorships
of Birth	with Trust	Served	Years	Trustee	Held by Trustee
ANNA M. BENCROWSKY 1100 North Market Street Wilmington, DE 19890 Date of Birth: 5/51	Chief Compliance Officer	Shall serve at the pleasure of the Board and until successor is elected and qualified; Officer since September 2004.	Officer, Wilmington Trust Company since 2004; Vice President and Chief Compliance Officer, 1838 Investment Advisors, LP from 1998-2004; Vice President, Secretary and Treasurer, 1838 Investment Advisors Funds from 1995 to 2004; Vice President and Secretary, 1838 Bond-Debenture Trading Fund from 1982 to 2004.	N/A	N/A

Responsibilities of the Board and Committees

The primary responsibility of the Board is to represent the interests of the shareholders of the Funds and to provide oversight management of the Funds. Currently, the Board is comprised of nine individuals, two of whom are considered Interested Trustees. The remaining Trustees are Independent Trustees. The Board meets multiple times during the year (but at least quarterly) to review the investment performance of the Funds and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board met five times during the fiscal year ended June 30, 2004. Currently, the Board has an Audit Committee, a Nominating and Governance Committee and a Regulatory Oversight Committee. The responsibilities of each committee and its members are described below.

Audit Committee. The Board has an Audit Committee comprised of Messrs. Giordano, Klein and Quindlen, each an Independent Trustee. Mr. Giordano serves as the chairman of the Committee. Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent auditors; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements which are the subject of the independent auditors’ certifications; and (4) review with such independent auditors the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. During the fiscal year ended June 30, 2004, there were four meetings of the Audit Committee.

Nominating And Governance Committee. The Board has a Nominating and Governance Committee comprised of Messrs. Giordano, Quindlen and Sargent, each an Independent Trustee. Mr. Sargent serves as chairman of the Committee. The Committee is responsible for formulating a statement of corporate governance; assessing the size, structure and composition of the Board; determining trustee qualifications guidelines as well as compensation, insurance and indemnification of trustees; identifying Trustee candidates; oversight of Board self-evaluations; and identifying, from time to time, qualified candidates to serve as the Chief Compliance Officer for the Trust. During the fiscal year ended June 30, 2004, there was one meeting of the Committee. The Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 1100 North Market Street, 9th Floor, Wilmington, DE 19890. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer’s business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board. Upon the written request of shareholders holding at least 10% of the Trust’s shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as Trustees as specified in such written request.

Regulatory Oversight Committee. The Board has a Regulatory Oversight Committee comprised of Messrs. Arnold, Brucker, Moore and Sargent, each an Independent Trustee. Mr. Moore serves as the chairman of the committee. The Regulatory Oversight Committee monitors regulatory developments in the mutual fund industry and focuses on various regulatory aspects of the operation of the Trust. The Committee also performs such other tasks as the Board deems necessary. During the fiscal year ended June 30, 2004, there were four meetings of the Regulatory Oversight Committee.

Security and Other Interests. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all registered investment companies overseen by the Trustee within the Trust’s family of investment companies, as of December 31, 2003.

Aggregate Dollar Range
of Equity Securities in
All Registered
Investment Companies
Overseen by Trustee
	Dollar Range of Equity	within the Family of
Name of Trustee	Securities in each Fund	Investment Companies
INTERESTED TRUSTEES
Robert J. Christian Small Cap Value Mid Cap Value	$50,001-$100,000 $50,001-$100,000	Over $100,000
William P. Richards	None	None
INDEPENDENT TRUSTEES
Robert H. Arnold Small Cap Value	$10,001-$50,000	$50,001-$100,000
Dr. Eric Brucker	None	$10,001-$50,000
Nicholas A. Giordano Mid Cap Value	$10,001-$50,000	$10,001-$50,000
Louis Klein, Jr. Large Cap Value	$50,001-$100,000	Over $100,000
Mid Cap Value	$10,001-$50,000
Small Cap Value	$10,001-$50,000
Clement C. Moore, II Mid Cap Value	Over $100,000	Over $100,000
Small Cap Value	Over $100,000

Aggregate Dollar Range
of Equity Securities in
All Registered
Investment Companies
Overseen by Trustee
	Dollar Range of Equity	within the Family of
Name of Trustee	Securities in each Fund	Investment Companies
John J. Quindlen	None	Over $100,000
Mark A. Sargent	None	$10,001-$50,000

As of December 31, 2003, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in any of the Master Trust’s investment advisers or the Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with such entities.

Investment Advisory Agreement Approval. Each Fund’s assets are invested in a corresponding series of the Master Trust that has the same investment objective, strategies and limitations as the investing Fund. Since each Fund operates as a “feeder fund” in a master/feeder structure with the Series, a Fund does not have an investment adviser that directly manages its assets. Each Fund receives investment advisory services indirectly from the investment adviser of its corresponding Series. The Master Trust has retained Cramer Rosenthal McGlynn, LLC (“CRM”) to manage the assets of the Series. CRM has been retained pursuant to an investment advisory agreement (the “Investment Advisory Agreement”) which has been approved by the Board of Trustees of the Master Trust, including a majority of the Independent Trustees. The Investment Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Master Trust’s Board of Trustees or by a majority of the outstanding voting securities of the Series, and in either event, by a majority of the Independent Trustees of the Master Trust casting votes in person at a meeting called for such purpose.

The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment on whether to enter into an arrangement or continue an existing arrangement. During its review of the Investment Advisory Agreement, the Board considered many factors, including: (1) the investment objective and long-term performance of each Series and each Fund; (2) CRM’s management philosophy, personnel and processes, as well as the overall character of the firm in light of recent developments in the mutual fund industry; (3) the expectations of shareholders; (4) the state of competition in the mutual fund industry; (5) comparable fees in the mutual fund industry; (6) the range and quality of services provided to each Series and each Portfolio and its shareholders in addition to investment advisory services; and (7) each Fund’s relationship to other funds in the Fund Complex.

In assessing CRM’s performance of its obligations, the Board also considered whether there has occurred a circumstance or event that would constitute a reason for it to not renew or approve the Investment Advisory Agreement, which it concluded there was not. In this regard, the Board is mindful of the potential disruption to the operations of the Funds and the Series and the risks or other effects that could occur as a result of a decision to terminate or not renew or approve the Investment Advisory Agreement. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of CRM’s reputation and in the expectation that CRM will have a continuing role in providing advisory services to each Fund.

The Board also considered the compensation and benefits received by CRM as well as a report on the compensation structure of portfolio managers. This includes fees received for services provided to a Series by CRM or its affiliates and research services received by CRM from brokers that execute trades for each Series, as well as advisory fees. The Board was aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an investment adviser’s compensation: (1) the nature and quality of the services provided by the investment adviser, including the performance of the Series; (2) the investment adviser’s cost of providing the services; (3) the extent to which the investment adviser may realize “economies of scale” as the Fund grows larger; (4) any indirect benefits that may accrue to the adviser and its affiliates as a result of the investment adviser’s relationship with the Trust and the Master Trust; (5) performance and expenses of comparable funds; and

(6) the extent to which the Independent Trustees are fully informed about the facts bearing on the investment adviser’s services and fees. The Board was aware of these factors and took them into account in its review of the Investment Advisory Agreement.

The Board considered these circumstances in light of its accumulated experience in governing the Trust and the Master Trust and working with the investment adviser on matters relating to the Trust and the Master Trust, and was assisted by the advice of legal counsel. In this regard, the Board received a significant amount of information about each Series, each Fund and CRM on an ongoing basis. CRM provides information at each regular meeting of the Board, and furnishes additional reports in connection with the Board’s formal review of the Investment Advisory Agreement. Thus, the Board’s evaluation of the Investment Advisory Agreement is informed by reports concerning such matters as: (1) CRM’s investment philosophy, personnel and processes; (2) each Series’ short-term and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor funds), and commentary on the reasons for a Series’ performance; (3) each Fund’s expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to competing funds, with due regard for contractual or voluntary expense limitations); (4) the use and allocation of brokerage commissions derived from trading the Series’ portfolio securities; (5) the nature and extent of advisory and other services provided to a Series CRM and its affiliates; (6) compliance and audit reports concerning the Funds and the companies that service them; and (7) relevant developments in the mutual fund industry. The Board also considered the relationship of each Fund to the other funds in the Fund Complex, the interdependence resulting from shareholders’ asset allocation processes and the exchange privileges between funds in the Fund Complex.

Not all of the factors and considerations identified above are relevant to each Series, nor does the Board consider any one of them to be determinative. The Board based its decision to approve the Investment Advisory Agreement on all the relevant factors in light of its reasonable business judgment, and with a view to past and future long-term considerations.

The Investment Advisory Agreement may be terminated by the Master Trust or CRM on 60 days’ written notice without penalty. The Investment Advisory Agreement will also terminate automatically in the event of its assignment, as defined in the 1940 Act.

Additional information regarding the Investment Advisory Agreement and the fees paid to CRM may be found under the heading “Investment Advisory and Other Services” in this SAI.

Compensation. The fees and expenses of the Independent Trustees are paid by the Trust. The following table shows the fees paid during the fiscal year ended June 30, 2004 to the Independent Trustees for their service to the Trust and the total compensation paid to the Trustees by the Fund Complex. In additional to the fees below, the Funds and the Trust reimburse the Independent Trustees for their related business expenses.

		Pension or
	Aggregate	Retirement Benefits	Estimated Annual	Total Compensation
	Compensation from	Accrued as Part of	Benefits Upon	from Fund Complex
Independent Trustee	the Trust	Trust Expenses	Retirement	Paid to Trustees
Robert H. Arnold	$37,125	None	None	$49,500
Dr. Eric Brucker	$37,125	None	None	$49,500
Nicholas A. Giordano	$37,125	None	None	$49,500
Louis Klein, Jr.	$37,125	None	None	$49,500
Clement C. Moore, II	$36,000	None	None	$48,000
John J. Quindlen	$37,125	None	None	$49,500
Mark A. Sargent	$37,125	None	None	$49,500

CODE OF ETHICS

In accordance with Rule 17j-1 of the 1940 Act, the Trust, the Master Trust, investment adviser and the Distributor have adopted Codes of Ethics. The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among the investment adviser, the Distributor, the Master Trust or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by a Series under certain circumstances.

Under the Code of Ethics adopted by the Master Trust and the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the individual Code of Ethics adopted by CRM, personal trading is subject to pre-clearance and other conditions set forth in its Code.

On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding the Codes of Ethics relative to the Master Trust and the Trust, including information about any material violations of the Codes. The Codes are publicly available as exhibits to the Trust’s registration statement filed with the SEC.

Proxy Voting. The Board of Trustees’ has adopted proxy voting procedures, and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by a Series to CRM, subject to the Board’s continuing oversight. In exercising its voting obligations, CRM is guided by general fiduciary principles. It must act prudently, solely in the interest of the Series, and for the purpose of providing benefits to such Series. CRM will consider the factors that could affect the value of the Series’ investment in its determination on a vote.

CRM has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. CRM’s proxy voting procedures address these considerations and establish a framework for its consideration of a vote that would be appropriate for a Series. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing many common or routine matters.

Finally, CRM’s proxy voting procedures establish a protocol for voting of proxies in cases in which it may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies. In such instances, CRM will submit a separate report to the Board of Trustees indicating the nature of the potential conflict of interest and how the determination of such vote was achieved. CRM’s proxy voting policies and procedures are attached herewith as Appendix C.

Each Series’ proxy voting record as of June 30th is available: (i) without charge, upon request by calling (800) CRM-2883; and (ii) on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND
PRINCIPLE HOLDERS OF SECURITIES

Persons or organizations beneficially owning 25% or more of the outstanding shares of a Fund are presumed to “control” a Fund. As a result, those persons or organizations could have the ability to take action with respect to the Portfolio without the consent or approval of other shareholders. As of September 30, 2004, officers and Trustees of the Fund owned individually and together less than 1% of the Fund’s and the Portfolio’s outstanding shares. As of September 30, 2004, the name, address and percentage ownership of each entity that owned of record or beneficially 5% or more of the outstanding shares of any class of a Fund were as follows:

CRM Large Cap Value Fund (Investor Shares)

Ronald H. McGlynn 120 Whitehall Blvd Garden City, NY 11530-2726	5.19%

CRM Mid Cap Value Fund (Investor Shares)

National Financial Services Corp. FBO Customers Attn Mutual Funds, 5th Fl 200 Liberty Street New York, NY 10281-1003	21.02%

Charles Schwab 101 Montgomery Street San Francisco, CA 94104-4122	21.75%

CRM Small Cap Value Fund (Investor Shares)

National Financial Services Corp. FBO Customers Attn Mutual Funds, 5th Fl 200 Liberty Street New York, NY 10281-1003	9.43%

Vanguard Fiduciary Trust Company Attn Outside Funds K14 PO Box 2600 Valley Forge, PA 19482-2600	8.00%

American Express Trust Company TT	13.85%

FBO American Express Trust Retirement Services Plans PO Box 534 Minneapolis, MN 55440-0534

Charles Schwab & Co., INC — MUTUAL Mutual Funds SPL CSTDY 101 Montgomery Street San Francisco, CA 94104-4122	11.58%

CRM Small/Mid Cap Value Fund (Investor Shares)

Alexandra Klein 8958 E Dahlia Road Scottsdale, AZ 85260-4541	6.59%

Ronald H. McGlynn 120 Whitehall Blvd Garden City, NY 11530-2726	22.17%

Edward J. Rosenthal 707 Westchester Ave White Plains, NY 10604	8.85%

Wilmington Trust FSB (NY) CUST C/O Mutual Funds PO Box 8882 Wilmington, DE 19899	33.29%

PFPC Trust Company Custodian FBO Adam Starr Rollover IRA 23 Surf Road Westport, CT 06880-6734	6.57%

CRM Mid Cap Value Fund (Institutional Shares)

Charles Schwab & Co. Inc. Special Custody Account Attn Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	24.35%

First Union National Bank 1525 West Harris Blvd Charlotte, NC 28288-1151	7.92%

CRM Small Cap Value Fund (Institutional Shares)

C. Lawrence Connolly III, John M. Ry & Gerald I. Wilson TTEES FBO Hewitt Associates 100 Half Day Road Lincolnshire, IL 60069	18.16%

Charles Schwab & Co., Inc. Special Custody Account Attn Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	5.45%

The Northern Trust Co. FBO Silicon Graphics Inc. 801 South Canal Street Chicago, IL 60607	9.92%

CRM Small/Mid Cap Value Fund (Institutional Shares)

Syracuse University 621 Skytop Road Syracuse, NY 13244-5290	7.46%

CRM 2002 VP Pool C/O Cramer Rosenthal McGlynn LLC 707 Westchester Ave White Plains, NY 10604-3102	29.44%

Fifth Third Bank TTEE P.O. Box 3385 Cincinnati, OH 45263	58.87%

CRM Mid Cap Value Fund (Retail Shares)

ING Life Insurance and Annuity Company 151 Farmington Ave TN41 Hartford, CT 06156-1506	97.74%

INVESTMENT ADVISORY AND OTHER SERVICES

Cramer Rosenthal McGlynn, LLC

CRM, 520 Madison Avenue, New York, New York 10022, serves as investment adviser to the Large Cap Value Series, the Mid Cap Value Series, the Small Cap Value Series and the Small/Mid Cap Value Series. CRM and its predecessors have managed investments in small, medium and large capitalization companies for over 30 years. CRM is 36.53% owned by Cramer, Rosenthal, McGlynn, Inc. (“CRM, Inc.”), the controlling member of CRM. All shareholders of CRM, Inc. are senior officers of CRM. CRM is registered as an investment adviser with the SEC. Wilmington Trust Corporation has a controlling interest in CRM. Several affiliates of CRM are also engaged in the investment advisory business. Wilmington Trust FSB, a wholly owned subsidiary of Wilmington Trust Corporation, is a registered investment adviser. In addition, Wilmington Brokerage Services Company and Balentine & Company LLC, subsidiaries of Wilmington Trust, are registered investment advisers and broker-dealers. Roxbury Capital Management (“Roxbury”) is a registered investment adviser. Wilmington Trust Corporation has a controlling interest in Roxbury.

Under the Investment Advisory Agreement, the Large Cap Value Series pays a monthly advisory fee to CRM at the annual rate of 0.55% of the Series’ first $1 billion of average daily net assets; 0.50% of the Series’ next $1 billion of average daily net assets; and 0.45% of the Series’ average daily net assets over $2 billion. The Mid Cap Value Series and the Small Cap Value Series each pay a monthly advisory fee to CRM at the annual rate of 0.75% of the Series’ first $1 billion of average daily net assets; 0.70% of the Series’ next $1 billion of average daily net assets; and 0.65% of the Series’ average daily net assets over $2 billion. The Small/Mid Cap Value Series pays a monthly advisory fee to CRM at the annual rate of 0.75% of the Series’ average daily net assets.

For the past three fiscal years, CRM received the following fees:

	12 Months Ended	12 Months Ended	12 Months Ended
	6/30/04	6/30/03	6/30/02
Large Cap Value Series	$345,225	$260,508	$425,733
Mid Cap Value Series	$2,065,606	$1,015,210	$629,680
Small Cap Value Series	$4,040,536	$2,457,745	$2,579,092

CRM has a contractual obligation to waive a portion of its advisory fees through November 1, 2010 and assume certain expenses of the CRM Large Cap Value Fund, CRM Mid Cap Value Fund and CRM Small Cap Value Fund to the extent that total annual operating expenses exceed 1.15% of the Institutional Shares’ net assets, 1.40% of the Investor Shares’ net assets and 1.55% of the Retail Shares’ net assets. For the past three fiscal years, CRM reimbursed the following fees:

	12 Months Ended	12 Months Ended	12 Months Ended
	6/30/04	6/30/03	6/30/02
CRM Large Cap Value Fund	$4,447	$30,412	$10,402
CRM Mid Cap Value Fund	$0	$0	$0
CRM Small Cap Value Fund	$0	$0	$0

CRM has a contractual obligation to waive a portion of its fees through November 1, 2007, and assume certain expenses of the CRM Small/Mid Cap Value Fund to the extent that total annual operating expenses exceed 1.25% of the average daily net assets of the Institutional Shares and 1.50% of the average daily net assets of the Investor Shares.

Advisory Services. Under the terms of the Investment Advisory Agreement, CRM agrees to: (a) direct the investments of each Series, subject to and in accordance with the Series’ investment objective, policies and limitations set forth in the Fund’s Prospectus and this SAI; (b) purchase and sell for each Series, securities and other investments consistent with the Series’ objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Series; (d) pay the salaries of all personnel of the Series and CRM performing services relating to research, statistical and investment activities on behalf of the Series; (e) make available and provide such information as the Series and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of the Funds for consultation and discussion regarding the management of each Series and its investment activities. Additionally, CRM agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to a contract with a Series. The Master Trust and/or CRM may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the adviser delegates any or all of its duties as listed.

The Investment Advisory Agreement provides that CRM shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Series in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement. The salaries of any officers and the Interested Trustees of the Trust and the Master Trust who are affiliated with CRM and the salaries of all personnel of CRM performing services for each Series relating to research, statistical and investment activities are paid by CRM. Each Fund pays its respective pro rata portion of the advisory fee payable by its corresponding Series.

ADMINISTRATION AND ACCOUNTING SERVICES

Pursuant to Administration and Accounting Services Agreements dated October 1, 2004, PFPC Inc. performs certain administrative and accounting services for the Funds and the Series such as preparing shareholder reports, providing statistical and research data, assisting CRM and other investment advisers of the Series in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Funds. In addition, PFPC prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Funds. The accounting services performed by PFPC include determining the net asset value per share of each Fund and Series and maintaining records relating to the securities transactions of the Funds and Series. From September 1, 2002 to October 1, 2004, RSMC, an affiliate of the Trust, provided administrative and accounting services and PFPC provided certain sub-administration services. Prior to September 1, 2002, PFPC provided administrative and accounting services for the Fund. Accordingly, the Trust and the Master Trust paid administrative and fees to RSMC and PFPC, whether as administrator or sub-administrator of $3,633,484, $2,552,225 and $2,996,143 for fiscal years ended June 30, 2004, 2003 and 2002, respectively.

Pursuant to Compliance, Support and Recordkeeping Services Agreements dated October 1, 2004, RSMC, an affiliate of the Trust, performs certain non-investment related statistical and research services, execution and administrative support services, recordkeeping services as well as certain other coordination and fund related preparatory services for the Funds and Series. In consideration of the provision of these services, RSMC, investment adviser to the Fund and the Trust, receives an asset based fee of 0.006% of the Fund’s average daily net assets.

ADDITIONAL SERVICE PROVIDERS

Independent Registered Public Accounting Firm. Ernst & Young LLP serves as the independent registered public acounting firm to the Trust and the Master Trust providing services which include (1) auditing the annual financial statements for the Funds, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax returns filed on behalf of each Fund. Ernst & Young LLP is located at 2001 Market Street, Philadelphia, PA 19103.

Legal Counsel. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Fund and WT Investment Trust I.

Custodian. Wilmington Trust Company, 1100 North Market Street, Wilmington DE 19890, serves as the Custodian. The Custodian’s services include, in addition to the custody of all cash and securities owned by the Trust and the Master Trust, the maintenance of custody accounts in the Custodian’s trust department, the segregation of all certificated securities owned by the Trust and the Master Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust and Master Trust, releasing and delivering securities from the custody accounts of the Trust and Master Trust, maintaining records with respect to such custody accounts, delivering to the Trust and Master Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed. Wilmington Trust Company receives a fee for its services based on the average daily net assets of the Trust and has appointed PFPC Trust Company as Sub-Custodian of the Trust and Master Trust.

Transfer Agent. PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the Transfer Agent and Dividend Paying Agent.

DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN

The Distributor is located at 760 Moore Road, King of Prussia, PA 19406. The Distributor serves as the principal underwriter of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Pursuant to the terms of the Distribution Agreement, the Distributor is granted the right to sell the shares of the Funds as agent for the Trust. Shares of the Funds are offered continuously.

Under the terms of the Distribution Agreement, the Distributor agrees to use efforts deemed appropriate by the Distributor to solicit orders for the sale of shares of the Funds and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Distributor receives fees under the Funds’ Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), the Distributor will furnish or enter into arrangement with others for the furnishing of marketing or sales services as may be required pursuant to such plan. Moreover, to the extent that the Distributor receives shareholders service fees under any shareholder services plan adopted by the Funds, the Distributor will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of a Fund as may be required pursuant to such plan.

The Distribution Agreement became effective as of January 1, 2004 and continues in effect for a period of two years. Thereafter, the agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Funds or their shareholders for losses arising in connection with the sale of the Funds’ shares.

The Distribution Agreement terminates automatically in the event of an assignment. The agreement is also terminable without payment of any penalty with respect to any Fund (i) by vote of a majority of the Trustees of the Fund who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of a 12b-1 Plan of a Fund or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the applicable Fund) on sixty (60) days’ written notice to the Distributor; or (ii) by the Distributor on sixty (60) days’ written notice to the Trust.

The Board of Trustees has adopted a plan of distribution pursuant to Rule 12b-1 of the 1940 Act (the “Distribution Plan”) for the CRM Large Cap Value Fund, CRM Mid Cap Value Fund and CRM Small Cap Value Fund. The Distributor will be compensated for distribution services according to the Funds’ Distribution Plan regardless of the Distributor’s expenses. The 12b-1 Plan provides that the Distributor will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Distributor may pay certain financial institutions such as banks or broker-dealers (“Service Organizations”) who have entered into servicing agreements with the Distributor and other financial institutions for distribution and shareholder servicing activities.

The 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed (i) 0.25% on an annualized basis of the Retail Shares of each of the CRM Large Cap Value, CRM Mid Cap Value and CRM Small Cap Value Funds’ average net assets; and (ii) limitations set from time to time by the Board of Trustees. The Board of Trustees has authorized annual payments of up to 0.15% of each Fund’s average net assets.

Under the 12b-1 Plan, if any payments made by CRM out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, are deemed to be indirect financing by a Fund of the distribution of its Retail Shares, such payments are authorized. Each Series may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plan. In selecting portfolio investments, the Funds will give no preference to instruments issued by such depository institutions.

For the fiscal year ended June 30, 2004, the Retail Shares of the CRM Mid Cap Value Fund paid to the Distributor 12b-1 fees with respect to broker-dealer compensation of $4,179. The Distributor receives no underwriting commissions in connection with the sale of the Funds’ Institutional and Investor Shares.

CRM has entered into revenue sharing arrangements under which CRM makes payments to financial services firms that are intended to provide incentives for the sale of shares of the CRM Funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from CRM’s resources and are in addition to any front-end sales charges, up-front commissions, Rule 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions. CRM places all portfolio transactions on behalf of each Series, select broker-dealers for such transactions, allocate brokerage fees in such transactions and, where applicable, negotiate commissions and spreads on transactions. Debt securities purchased and sold by the Series are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with a Series) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter. During the fiscal years ended June 30, 2004, 2003 and 2002, the Series paid the following brokerage commissions:

	12 Months Ended	12 Months Ended	12 Months Ended
	6/30/04	6/30/03	6/30/02
Large Cap Value Series	$51,990	$198,522	$280,192
Mid Cap Value Series	$1,561,734	$914,855	$678,656
Small Cap Value Series	$2,118,224	$1,638,916	$1,157,309

The variation in brokerage commissions paid by the Mid Cap Value Series and Small Cap Value Series for the fiscal year ended June 30, 2004, as compared to the prior fiscal year, was due to a significant fluctuation in assets and a volatile market, which in effect resulted in an increase in transactions on which commissions were paid.

Brokerage Selection. The primary objective of CRM in placing orders on behalf of the Series for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting and monitoring a broker or dealer, CRM considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Series or to CRM.

Section 28(e) of the Securities Exchange Act of 1934 provides that an investment adviser, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), an investment adviser is required to make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or the investment adviser’s overall responsibilities with respect to accounts as to which it exercises investment discretion.” The services provided by the broker also must lawfully or appropriately assist the investment adviser in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Series may pay a higher broker commission than those available from another broker. Research services received from broker-dealers supplement an adviser’s own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.

Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with an investment adviser’s personnel with respect to computerized systems and data furnished to the investment adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information. The outside research assistance is useful to an adviser since the broker-dealers used by the advisers tend to follow a broad universe of securities and the research provided by such broker-dealers may provide an adviser with a diverse perspective on financial markets. Research services provided to an adviser by broker-dealers are available for the benefit of all accounts managed or advised by such investment adviser or by its affiliates. An investment adviser cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services. During the fiscal year ended June 30, 2004, the following Series directed transactions and paid brokerage commissions because of research services provided in the following amounts:

	12 Months Ended 6/30/04
	Transactions Directed	Commissions Paid
Large Cap Value Series	$477,167	$11,078
Mid Cap Value Series	$114,122,591	$207,206
Small Cap Value Series	$59,626,445	$170,369

Allocation of Portfolio Transactions. Some of CRM’s other clients have investment objectives and programs similar to that of the Series. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with a Series. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of CRM not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between a Series and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Series and the other clients as to amount according to a formula determined prior to the execution of such transactions.

CAPITAL STOCK AND OTHER SECURITIES

The Trust issues three separate classes of shares, Institutional, Investor and Retail Shares, for the CRM Large Cap Value Fund, CRM Mid Cap Value Fund and CRM Small Cap Value Fund. The Trust issues two separate classes of shares, Institutional and Investor Shares, for the CRM Small/Mid Cap Value Fund. The shares of each Fund, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

The separate classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that (a) the Investor Shares pay a shareholder service fee of 0.25% of the average net assets of the Investor Shares of each Fund and (b) the Retail Shares (i) pay 12b-1 distribution expenses (and have exclusive voting rights with respect to the Rule 12b-1 Plan pursuant to which the distribution fee may be paid) and (ii) Retail Shares pay a shareholder service fee of 0.25% of the average net assets of the Retail Shares of each Fund. The net income attributable to Investor or Retail Shares and the dividends payable on such shares will be reduced by the amount of any shareholder service or Rule 12b-1 distribution fees; accordingly, the net asset value of the Investor and Retail Shares will be reduced by such amount to the extent a Fund has undistributed net income.

Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Fund and class take separate votes on matters affecting only that Fund or class. For example, a change in the fundamental investment policies for a Fund would be voted upon only by shareholders of that Fund and not by shareholders of other Funds.

The Funds do not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Fund’s outstanding shares.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase Of Shares. Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the prospectus. Additional methods to purchase shares are as follows:

Individual Retirement Accounts: You may purchase shares of the Funds for a tax-deferred retirement plan such as an individual retirement account (“IRA”). To order an application for an IRA and a brochure describing a Fund IRA, call the transfer agent at (800) CRM-2883. PFPC Trust Company, as custodian for each IRA account receives an annual fee of $10 per account, paid directly to PFPC Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Fund shares owned by the IRA will be redeemed automatically as payment.

Automatic Investment Plan: You may purchase Fund shares through an Automatic Investment Plan (“AIP”). Under the AIP, the transfer agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the $1,000 minimum initial investment). You may elect to invest the specified amount monthly, bi-monthly, quarterly, semi-annually or annually. The purchase of Fund shares will be effected at the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time), for the Equity Funds, on or about the 20th day of the month. For an application for the Automatic Investment Plan, check the appropriate box of the application or call the transfer agent at (800) CRM-2883. (Available only to Investor Shares of the Funds.)

Payroll Investment Plan: The Payroll Investment Plan (“PIP”) permits you to make regularly scheduled purchases of Fund shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer’s payroll department. Then, a portion of your paychecks will be automatically transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not the Fund, the distributor, CRM or the transfer agent, to arrange for transactions under the PIP. A Fund reserves the right to vary its minimum purchase requirements for employees participating in a PIP. (Available only to Investor Shares of the Funds.)

Redemption Of Shares. Information regarding the redemption of shares is discussed in the “Redemption of Shares” section of the prospectus. Additional methods to redeem shares are as follows:

By Wire: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder’s signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds a Fund’s shares.

Systematic Withdrawal Plan: If you own shares of a Fund with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan (“SWP”). Under the SWP, you may automatically redeem a portion of your account monthly, bi-monthly, quarterly, semi-annually or annually. The minimum withdrawal available is $100. The redemption of Fund shares will be effected at the NAV determined on or about the 25th day of the month. (Available only to Investor Shares of the Funds.)

Additional Information Regarding Redemptions: To ensure proper authorization before redeeming shares of the Funds, the transfer agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

Clients of Service Organizations who have purchased shares through their accounts with those Service Organizations should contact the Service Organization prior to submitting a redemption request to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the transfer agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Funds will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than the shareholder’s cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder’s right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than for customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of a Fund’s securities or to determine the value of a Fund’s net assets, or (d) ordered by a governmental body having jurisdiction over a Fund for the protection of the Fund’s shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the affected Fund may withdraw their requests for redemption or may receive payment based on the net asset value of the Fund next determined after the suspension is lifted.

Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption “in-kind”) chosen by the Fund and valued in the same way as they would be valued for purposes of computing the net asset value of the applicable Fund. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the applicable Fund during any 90-day period for any one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

Pricing Of Shares. The net asset value per share of each Fund is determined by dividing the value of the Fund’s net assets by the total number of Fund shares outstanding. This determination is made by PFPC, as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) each day the Funds are open for business. The Funds are open for business on days when the Exchange, and PFPC are open for business.

In valuing a Fund’s assets, a security listed on the Exchange (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

DIVIDENDS

Dividends, if any, from the Funds’ net investment income and distributions of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss), realized by each Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.

TAXATION OF THE FUNDS

GENERAL. Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund intends to qualify to be classified under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) as a “regulated investment company” (“RIC”). To qualify or continue to qualify for treatment as a RIC under the Code, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income (generally dividends (without regard to the dividends received distribution), interest, net short-term capital gain and net gains from certain foreign currency transactions) and at least 90% of its net income from tax-exempt obligations (the “Distribution Requirement”) as well as meet several additional requirements. These requirements include, among others, the following: (1) each Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to its business of investing in such stock securities or those currencies; (2) at the close of each quarter of each Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash, cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of each Fund’s total assets and that does not represent more than 10% of such issuer’s outstanding voting securities; and (3) at the close of each quarter of each Fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of any two or more issuers that a Fund controls and which are determined to be in the same trade or business or similar or related trades or businesses.

To the extent a Fund qualifies for treatment as a RIC, the Fund will not be subject to federal income tax on ordinary income and net capital gains paid to shareholders in the form of dividends or capital gain distributions. Each Fund has elected to be treated as a RIC under the Code and intends to qualify as such for each future year.

If a Fund failed to qualify for treatment as a RIC in any taxable year, it would be subject to federal income tax on its taxable income at corporate income tax rates without reduction for distributions paid to shareholders and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

Each Fund will be subject to a nondeductible 4% excise tax (the “Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all (at least 98%) of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Fund’s gains or losses on sales of securities will be long-term capital gains or losses if the securities have been held by a Fund for more than twelve months and short-term capital gains or losses if not so held. Each Fund will be taxed on the amount of its undistributed net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gain dividends only. Each Fund is permitted to elect to include all or a portion of such undistributed net capital gain in the income of its shareholders on the last day of its taxable year. In such case the shareholder is given credit for the tax that the RIC paid and is entitled to increase its basis by the difference between the amount of includable gain and tax deemed paid. Currently, an individual’s maximum tax rate on long-term capital gains is 15%. A capital gain dividend is treated by the shareholders as a long-term capital gain regardless of how long the investor has owned shares in a Fund and is not eligible for the dividend received deduction for corporate shareholders. If a Fund invests in any instruments that generate taxable income, under the circumstances described in the prospectus, distributions of the investment company income will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, whether paid in cash or reinvested in additional shares. If such distribution to its shareholders is in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder’s tax basis and thereafter as capital gain. If a Fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders and treated as a capital gain. If a Fund invests in equity investments and the Fund makes distributions, the portion designated as qualified dividend income will be taxed at the same rate as long-term capital gains through 2008.

Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if they are paid by the Fund during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls, regardless of whether it is paid in January of the following year.

Investors should be aware that if Fund shares are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, the shareholder will pay full price for the shares and will receive some portion of the price back as a taxable distribution.

Upon a sale, exchange (whether or not for shares of another fund) or redemption of a shareholder’s shares, the shareholder will realize taxable gain or loss depending upon such shareholder’s basis in the shares. The gain or loss will be long-term capital gain or loss if the shares have been held for more than one year and short-term capital gain or loss if held for one year or less. Any loss realized on a sale or redemption of shares will be disallowed to the extent the shares are purchased within a period of 61 days, beginning 30 days before and ending 30 days after the shares are bought or sold. Any loss realized by a shareholder on the redemption or sale of shares held by the shareholder for six months or less will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions (or undistributed capital gain) to that shareholder with respect to those shares and are disallowed to the extent of any distributions of exempt-interest dividends received with respect to such shares. Capital losses are deductible only against capital gains except for individuals, who may deduct up to $3,000 against any income.

It is anticipated that all or a portion of the dividends from the net investment income of each Fund will qualify for the dividends-received deduction allowed to corporations. Corporate shareholders of a Fund are generally entitled to take the dividends received deduction with respect to all or a portion of the ordinary income dividends paid, to the extent of a Fund’s qualifying dividend income. The qualifying portion may not exceed the aggregate dividends received by a Fund from taxable U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax (“AMT”). Moreover, the dividends-received deduction will be reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed and will be eliminated if those shares are deemed to have been held for less than 46 days. Distributions of net short-term capital gain and net capital gain are not eligible for the dividends-received deduction. Individual shareholders who received qualified dividend income will be taxed on such qualified dividend income at long-term capital gain rates. Qualified dividend income generally means dividend income received (1) from a domestic corporation or (2) from certain foreign corporations in limited instances.

Each Fund will inform shareholders within 60 days after their fiscal year-end of the percentage of its dividends designated as (i) qualifying for the dividends received deduction and (ii) qualified dividend income taxable as net capital gain.

FOREIGN SECURITIES. Dividends and interest received, and gains realized, by a Fund may be subject to income, withholding or other taxes imposed by foreign countries or U.S. possessions (collectively, “foreign taxes”) that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. It is impossible to determine the rate of foreign tax in advance since the amount of a Fund’s assets to be invested in various countries is not known.

If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to benefit from any foreign tax credit or deduction that is available with respect to foreign taxes paid by a Fund. If the election is made, a Fund will treat those taxes as dividends paid to its shareholders and each shareholder (1) will be required to include in gross income, and treat as paid by the shareholder, a proportionate share of those taxes, (2) will be required to treat such proportionate share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as the shareholder’s own income from those sources and (3) may either deduct the taxes deemed paid by the shareholder in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax. Each Fund will report to its shareholders within 60 days after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions, as well as the amount of foreign taxes that are not allocable as a credit, if it makes this election. If a Fund makes this election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes all of which is included on Forms 1099 and all of whose foreign source income is “qualified passive income” may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

Each Fund may invest in the stock of passive foreign investment companies (“PFICs”). A PFIC is a foreign corporation — other than a “controlled foreign corporation” (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by “U.S. shareholders,” defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder — that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Fund acquires stock in a PFIC and holds the stock beyond the end of the year of acquisition, the Fund will be subject to federal income tax on a portion of any “excess distribution” received on the stock or of any gain from disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. In general, an excess distribution is the excess (if any) of (i) the amount of distributions received by a PFIC stockholder during the taxable year; over (ii) 125% of the average amount received during the preceding three years (or, if shorter, the holding period). The balance of the PFIC income will be included in a Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain, even if they are not distributed to the Fund by the QEF; those amounts most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to “mark to market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund’s adjusted basis therein as of the end of each year. Pursuant to the election, a Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. A Fund’s adjusted basis in each PFIC’s stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Under the PFIC rules, mark to market gains are treated as an excess distribution (as ordinary income). Any mark to market gain may have to be distributed by a Fund

(even though no cash is received) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax.

HEDGING TRANSACTIONS. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and gains from options, futures and foreign currency contracts derived by a Fund with respect to its business of investing in securities qualify as permissible income under the source of income requirement. The complex tax rules affecting hedging strategies may affect the character, amount and timing of distributions to shareholders and may cause a Fund to satisfy the Distribution Requirement even though no cash was received for the income event.

SHORT SALES. Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in a Fund’s hands. Except in certain situations, special rules would generally treat the gains on short sales as short-term capital gains and would terminate the running of the holding period of “substantially identical property” held by a Fund. Moreover, a loss on a short sale will be treated as a long-term loss if, on the date of the short sale, “substantially identical property” held by a Fund has a long-term holding period.

STRADDLES. Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures and forward contracts in which a Fund may invest. Section 1092 defines a “straddle” as offsetting positions with respect to personal property; for these purposes, options, futures and forward contracts are personal property. Under Section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain “wash sale” rules (described above), which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles, which would defer the loss. If a Fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made.

CONSTRUCTIVE SALE. If a Fund has an “appreciated financial position” — generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis — and enters into a “constructive sale” of the same or substantially similar property, a Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

BACKUP WITHHOLDING. Each Fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is no an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.

Each Fund will provide an information return to shareholders describing the federal tax status of the dividends paid by the Fund during the preceding year within 60 days after the end of each year as required by present tax law. Individual shareholders will receive Form 1099-DIV and Form 1099-B as required by present tax law during January of each year. If a Fund makes a distribution after the close of its fiscal year, which is attributable to income or gains earned in such earlier fiscal year, then the Fund shall send a notice to its shareholders describing the amount and character of such distribution within 60 days after the close of the year in which the distribution is made. Shareholders should consult their tax advisers concerning the state or local taxation of such dividends, and the federal, state and local taxation of capital gains distributions.

The foregoing federal tax discussion is a general summary included for general informational purposes only and is not to be relied upon as tax advice. Each shareholder is advised to consult his/her own tax advisor with respect to the specific tax consequences of an investment in a Fund, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

This summary does not address any potential foreign, state or local tax consequences of an investment in a Fund. Shareholders may be subject to state and local taxes on distributions from a Fund in addition to federal income tax. Shareholders are urged to consult their tax advisors regarding specific questions relating to federal, state and local taxes.

FINANCIAL STATEMENTS

The audited financial statements and financial highlights of the Funds, including their corresponding Series, for the fiscal year ended June 30, 2004, are set forth in the Funds Annual Report to shareholders, including the notes thereto and the reports of Ernst & Young LLP thereon. The Annual Report is incorporated herein by reference.

APPENDIX A

OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES

Regulation of the Use of Options, Futures and Forward Currency Contract Strategies. As discussed in the prospectus, in managing a Fund’s corresponding Series, the adviser may engage in certain options, futures and forward currency contract strategies for certain bona fide hedging, risk management or other portfolio management purposes. Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options, futures and forward currency contracts is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded. The Board of Trustees has adopted investment guidelines (described below) reflecting these regulations.

In addition to the products, strategies and risks described below and in the prospectus, the adviser expects to discover additional opportunities in connection with options, futures and forward currency contracts. These new opportunities may become available as new techniques develop, as regulatory authorities broaden the range of permitted transactions and as new options, futures and forward currency contracts are developed. These opportunities may be utilized to the extent they are consistent with each Fund’s investment objective and limitations and permitted by applicable regulatory authorities. The registration statement for the Funds will be supplemented to the extent that new products and strategies involve materially different risks than those described below and in the prospectus.

Cover Requirements. The Series will not use leverage in their options and futures. Accordingly, the Series will comply with guidelines established by the SEC with respect to coverage of these strategies by either (1) earmarking or setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount; or (2) holding securities or other options or futures contracts whose values are expected to offset (“cover”) their obligations thereunder. Securities, currencies, or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of the Series’ assets could impede portfolio management, or the Series’ ability to meet redemption requests or other current obligations.

Options Strategies. A Series may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange, on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction.

Each Series may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Series to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Series either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.

Each Series may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables the Series to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Series below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Series realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.

Each Series may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, the Series may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the

A-1

securities actually held. If the adviser’s judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which a Series purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.

Each Series may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the Series declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by the Series. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Series will be obligated to sell the security at less than its market value.

Each Series may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the Series will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the Series would expect to suffer a loss.

Each Series may purchase put and call options and write covered put and call options on indices in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which a Series invests. Perfect correlation is not possible because the securities held or to be acquired by the Series will not exactly match the composition of indices on which options are purchased or written.

Each Series may purchase and write covered straddles on securities or indices. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. The Series would enter into a long straddle when the adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered “cover” for both the put and the call. The Series would enter into a short straddle when the adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, the Series will earmark or segregate cash and/or liquid, unencumbered securities in an account with its custodian equivalent in value to the amount, if any, by which the put is “in-the-money,” that is, that amount by which the exercise price of the put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A-2

Each Series may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indices (“index warrants”). An index warrant is usually issued by a bank or other financial institution and gives the Series the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if a Series holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the Series holds a put warrant and the value of the underlying index falls, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The Series holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; the Series holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If the Series does not exercise an index warrant prior to its expiration, then the Series loses the amount of the purchase price that it paid for the warrant.

Each Series will normally use index warrants as it may use index options. The risks of the Series’ use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Series’ ability to exercise the warrants at any time or in any quantity.

Options Guidelines. In view of the risks involved in using the options strategies described above, each Series has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:

1.	each Series will write only covered options, and each such option will remain covered so long as the Series is obligated thereby; and

2.	no Series will write options (whether on securities or securities indices) if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of its total net assets.

Special Characteristics and Risks of Options Trading. A Series may effectively terminate its right or obligation under an option by entering into a closing transaction. If a Series wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, the Series may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, a Series may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit a Series to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If a Series is unable to effect a closing purchase transaction with respect to options it has acquired, the Series will have to allow the options to expire without recovering all or a portion of the option premiums paid. If a Series is unable to effect a closing purchase transaction with respect to covered options it has written, the Series will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the Series may experience material losses due to losses on the option transaction itself and in the covering securities.

In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

1.	The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and general

A-3

market conditions. For this reason, the successful use of options depends upon the adviser’s ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

2.	Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by the Series is exercised or unless a closing transaction is effected with respect to that position, the Series will realize a loss in the amount of the premium paid and any transaction costs.

3.	A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Series intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

4.	With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is “in-the-money” (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If the Series writes a call option on an index, the Series will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If the Series holds an index option and exercises it before the closing index value for that day is available, the Series runs the risk that the level of the underlying index may subsequently change.

5.	A Series’ activities in the options markets may result in a higher Series turnover rate and additional brokerage costs; however, the Series also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

Futures and Related Options Strategies. Each Series may engage in futures strategies for certain non-trading bona fide hedging, risk management and portfolio management purposes.

Each Series may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of the Series’ securities holdings. To the extent that a portion of a Series’ holdings correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. For example, if a Series correctly anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of the Series’ holdings. A Series may purchase index futures contracts if a significant market or market sector advance is anticipated. Such a purchase of a futures contract would serve as a temporary substitute for the purchase of the underlying securities, which may then be purchased, in an orderly fashion. This strategy may minimize the effect of all or part of an increase in the market price of securities that a Series intends to purchase. A rise in the price of the securities should be in part or wholly offset by gains in the futures position.

As in the case of a purchase of an index futures contract, a Series may purchase a call option on an index futures contract to hedge against a market advance in securities that the Series plans to acquire at a future date. The Series may write covered put options on index futures as a partial anticipatory hedge, and may write covered call options on index futures as a partial hedge against a decline in the prices of securities held by the Series. This is analogous to writing covered call options on securities. The Series also may

A-4

purchase put options on index futures contracts. The purchase of put options on index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by the Series.

Futures and Related Options Guidelines. In view of the risks involved in using the futures strategies that are described above, each Series has adopted the following investment guidelines to govern its use of such strategies. The Board of Trustees may modify these guidelines without shareholder vote.

1.	The Series will engage only in covered futures transactions, and each such transaction will remain covered so long as the Series is obligated thereby.

2.	The Series will not write options on futures contracts if aggregate exercise prices of previously written outstanding options (whether on securities or securities indices), together with the value of assets used to cover all outstanding futures positions, would exceed 25% of its total net assets.

Special Characteristics and Risks of Futures and Related Options Trading. No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, a Series is required to deposit with its custodian, in a segregated account in the name of the futures broker through whom the transaction is effected, or earmark, an amount of cash, U.S. Government securities or other liquid instruments generally equal to 10% or less of the contract value. This amount is known as “initial margin.” When writing a call or a put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin on a futures contract is in the nature of a performance bond or good-faith deposit on the contract that is returned to a Series upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Series may be required by a futures exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as “marking to market.” For example, when a Series purchases a contract and the value of the contract rises, the Series receives from the broker a variation margin payment equal to that increase in value. Conversely, if the value of the futures position declines, a Series is required to make a variation margin payment to the broker equal to the decline in value. Variation margin does not involve borrowing to finance the futures transaction, but rather represents a daily settlement of a Series’ obligations to or from a clearing organization.

Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option. Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for the Series to close a position and, in the event of adverse price movements, the Series would have to make daily cash payments of variation margin (except in the case of purchased options). However, if futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

In considering a Series’ use of futures contracts and related options, particular note should be taken of the following:

A-5

1.	Successful use by a Series of futures contracts and related options will depend upon the adviser’s ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. For example, if the price of an index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Series would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, the advantage may be partially offset by losses in the futures position. In addition, if a Series has insufficient cash, it may have to sell assets to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect a rising market. Consequently, a Series may need to sell assets at a time when such sales are disadvantageous to the Series. If the price of the futures contract moves more than the price of the underlying securities, a Series will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

2.	In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities that cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market. Such speculative activity in the futures market also may cause temporary price distortions. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

3.	Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although each Series intends to purchase and sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, a Series would continue to be required to make variation margin payments.

4.	Like options on securities, options on futures contracts have limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that such markets for all options on futures contracts will develop.

5.	Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Series purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Series when the use of a futures contract would not, such as when there is no movement in the level of the underlying index value or the securities or currencies being hedged.

A-6

6.	As is the case with options, a Series’ activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. However, a Series also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

A-7

APPENDIX B

DESCRIPTION OF RATINGS

Moody’s, S&P and Fitch are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody’s, S&P and Fitch to the securities in which the Funds’ corresponding Series may invest is discussed below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The advisers attempt to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a Series, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Series. In that event, an adviser will consider whether it is in the best interest of the Series to continue to hold the securities.

Moody’s Ratings

Corporate and Municipal Bonds.

Aaa:   Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:   Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A:   Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa:   Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Corporate and Municipal Commercial Paper. The highest rating for corporate and municipal commercial paper is “P-1” (Prime-1). Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Municipal Notes. The highest ratings for state and municipal short-term obligations are “MIG 1,” “MIG 2” and “MIG 3” (or “VMIG 1,” “VMIG 2” and “VMIG 3” in the case of an issue having a variable-rate demand feature). Notes rated “MIG 1” or “VMIG 1” are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. Notes rated “MIG 2” or “VMIG 2” are of high quality, with margins of protection that are ample although not so large as in the preceding group. Notes rated “MIG 3” or “VMIG 3” are of favorable quality, with all security

B-1

elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

S&P Ratings

Corporate and Municipal Bonds.

AAA:   Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay interest and repay principal.

AA:   Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A:   Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB:   Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Corporate and Municipal Commercial Paper. The “A-1” rating for corporate and municipal commercial paper indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be rated “A-1+.”

Municipal Notes. The “SP-1” rating reflects a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be rated “SP-1+.” The “SP-2” rating reflects a satisfactory capacity to pay principal and interest.

Fitch Ratings

Description of Fitch’s highest state and municipal notes rating.

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

F-1+ - Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 - Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

B-2

APPENDIX C

CRAMER ROSENTHAL MCGLYNN, LLC

POLICIES AND PROCEDURES FOR PROXY VOTING

REVISED MARCH 2004

                 Cramer Rosenthal McGlynn, LLC (“CRM” or the “Firm”) is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). CRM serves as the investment adviser or sub-adviser of various (i) investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), (ii) private investment funds exempt from registration under the 1940 Act, and (iii) outside private accounts over which the Firm has discretionary investment authority.

1.	Purpose

                 In most cases, CRM clients have delegated to the Firm the authority to vote proxies relating to equity securities on their behalf. In exercising such voting authority over client proxies, CRM shall vote proxies in the best interest of its clients (the ultimate share owner or plan beneficiary) and shall not subrogate the clients’ interest to its own. The CRM Compliance Committee (the “Compliance Committee”) has determined that these Policies and Procedures For Proxy Voting (these “Policies”) are reasonably designed to assure that CRM votes client proxies in the best interest of clients and to provide clients with information about how their proxies are voted. In addition, these Policies are designed to satisfy CRM’s obligations under Rule 206(4)-6 under the Advisers Act.

2.	CRM’s Proxy Voting Process

                 CRM’s policy seeks to monitor corporate actions, analyze proxy solicitation materials, and vote client proxies for stocks which are held in client accounts in a timely and appropriate manner. CRM shall conduct such activities and vote client proxies in accordance with these Policies

3.	Monitoring of Corporate Actions

                 CRM monitors corporate actions electronically through a proxy service provided by Automated Data Processing Inc. Through the service, CRM receives electronic notice of upcoming proxy votes, meeting and record dates and other information on upcoming corporate actions by companies in which CRM clients are shareholders. CRM generally utilizes the service to electronically vote such proxies.

4.	The Voting Process

                 Review of Proxy Solicitation Materials/Independent Recommendations

                 CRM receives proxy materials through an independent third party, Institutional Shareholder Services (“ISS”).1 ISS provides analyses and voting recommendations based on empirical research measuring the impact of proxy issues on shareholder value.2 ISS’s voting recommendations cover

1 ISS analyzes proxy proposals for institutional investors and publishes a “proxy analysis” with research and a vote recommendation for approximately 17,000 shareholder meetings a year. ISS is well known in the industry and registered with the SEC as an investment adviser.

2 ISS recommendations are outlined in the ISS Proxy Guidelines, which are available to CRM clients upon request.

C-1

three categories: (i) voting recommendations for social and environmental shareholder proposals; (ii) voting recommendations for “Taft-Hartley” accounts that are in the best long-term economic interest of plan participants and beneficiaries conforming to AFL-CIO voting guidelines;3 and (iii) voting recommendations intended to generally maximize shareholder value.

                 In determining how to vote on a proxy issue, CRM will consider ISS analysis and recommendations, as well as the portfolio manager’s own knowledge of the company (including its management, operations, industry and the particular proxy issue) in rendering a decision, with the exception of Taft-Hartley and accounts where the client specifically directs CRM to vote in a “socially responsible” manner (in which case CRM would generally follow the particular ISS recommendations for that category).

                 Instances Where CRM Does Not Follow ISS Recommendation

                 As stated above, there may be instances where the Firm determines that it is not in the best interest of clients to follow ISS recommendations with respect to certain proxy vote(s). These instances may involve non-routine and/or controversial issues, such as the re-pricing of options, adoption or substantial changes to a shareholder rights plan (or poison pill) or proxy contests, involving, for instance, a hostile takeover attempt but may also include more routine issues, such as the election of directors or auditor appointments. When CRM decides not to vote proxies in the manner recommended by ISS, CRM shall document the reasons for such decision.

5.	Securities on Loan

                 Securities over which CRM has voting authority in certain accounts are subject to being lent to other parties, including securities in private investment partnerships, registered mutual funds and certain other accounts. CRM has no role in the lending process; securities lending decisions are made by the custodian with the consent of and on behalf of the client. As a general matter, when a security is on “loan” as of the record date, CRM has no authority to vote, and shall not vote, a proxy for the security.

6.	Clients Who Vote Their Own Proxies

                 CRM clients may retain the authority to vote their own proxies in their discretion.

7.	Conflicts and Potential Conflicts of Interest Between the Adviser and its Clients

                 CRM recognizes that there may be a conflict of interest or potential conflict of interest between itself and its clients with respect to the voting of proxies of certain companies and has developed a mechanism for identifying and addressing such conflicts. Examples of such conflicts include, but are not limited to, instances where CRM manages financial assets for a company or CRM has another business relationship (such as a service provider or vendor) or where a CRM employee may be a member of the Board of Directors of a company for which proxies are voted.

                 When a conflict or potential conflict between CRM and its clients has been identified, CRM will vote the proxy as recommended by ISS, subject to a review by the Compliance Committee to confirm that voting is in the best interest of clients.

                 CRM has a “watch list” of issuers that may present a conflict of interest or potential conflict relating to proxy voting. The watch list is maintained by the Compliance Committee and amended, as appropriate. Proxy votes relating to issuers on the watch list are voted in accordance with the procedures in the last prior paragraph.

3 CRM receives an analysis intended to protect plan assets as required by the U.S. Department of Labor and the Employees Retirement Income Security Act of 1974 (“ERISA”).

C-2

8.	Disclosure

                 For CRM clients who are clients of the Firm as of the effective date of these Policies, the Firm shall deliver to such clients in a separate mailing4 the following: (i) a description of these Policies;5 (ii) information as to how the client can obtain information from CRM on how CRM voted the client’s proxies; and (iii) information as to how a client can obtain a copy of these Policies and/or the ISS Proxy Voting Guidelines.

                 In addition, CRM, in its written brochure required under Rule 204-3 (the “Form ADV”) shall describe: (i) these Policies; (ii) how a client can obtain information from CRM on how it voted the client’s proxies; and (iii) how a client can obtain a copy of these Policies and/or the ISS Proxy Voting Guidelines.

9.	Oversight

                 The Compliance Committee shall have oversight responsibility for these Policies. In particular, the Compliance Committee shall have responsibility for monitoring the actual or potential conflicts of interest that may arise in relation to voting proxies for client securities.

10.	Recordkeeping

                 CRM shall retain the following books and records in, as appropriate, electronic or hard copy form:

                      a. These Policies as they may be amended from time to time.

                      b. A copy of each proxy statement received regarding client securities (which may be kept by relying on obtaining copies through the EDGAR system maintained by the Securities and Exchange Commission).

                      c. A record of each vote cast on behalf of clients.

                      d. Internal documents created that were material to the decision on how to vote any proxies or that memorialize the basis for such a decision, including any documentation relating to decisions to vote proxies other than in accordance with ISS recommendations.

                      e. Copies of written client requests for proxy voting records and of the Firm’s written responses to either a written or oral request for information on how the Firm voted proxies on behalf of the requesting client.

                      f. With respect to votes cast for securities held in any registered investment company, records of CUSIP numbers. Records for the CRM Mutual Funds shall be recorded and maintained by WT Mutual Fund.

                 The above records shall be retained in an easily accessible place for a period of at least five (5) years from the end for the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of CRM.

4 Appendix A sets forth the form of letter to be used.

5 Such description shall be a summary of the proxy voting process rather than a reiteration of the policies and procedures and will indicate that a copy of the policies and procedures is available upon request.

C-3

behalf of clients are voted. This information is set forth below.

The following is a condensed version of all proxy voting recommendations contained in The ISS Proxy Voting Manual.

All of the information contained in this ISS Proxy Voting Manual has been prepared solely by Institutional Shareholder Services, Inc.

1.	Operational Items

                 Adjourn Meeting

                 Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

                 Amend Quorum Requirements

                 Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

                 Amend Minor Bylaws

                 Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

                 Change Company Name

                 Vote FOR proposals to change the corporate name.

                 Change Date, Time, or Location of Annual Meeting

                 Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

                 ISS Proxy Voting

                 Guidelines Summary Ratifying Auditors

                 Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent

•	Fees for non-audit services are excessive, or

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position. Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

                 Vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

C-4

•	Transact Other Business

2.	Board of Directors

                 Voting on Director Nominees in Uncontested Elections Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors’ investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

•	Attend less than 75 percent of the board and committee meetings without a valid excuse

•	Implement or renew a dead-hand or modified dead-hand poison pill

•	Ignore a shareholder proposal that is approved by a majority of the shares outstanding

•	Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

•	Failed to act on takeover offers where the majority of the shareholders tendered their shares

•	Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees

•	Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

•	Are audit committee members and the non-audit fees paid to the auditor are excessive.

                 In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

Age Limits

                 Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

Board Size

                 Vote FOR proposals seeking to fix the board size or designate a range for the board size. Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board

                 Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting

                 Vote AGAINST proposals to eliminate cumulative voting.

C-5

                 Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

Director and Officer Indemnification and Liability Protection

                 Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.

                 Vote AGAINST proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.

                 Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

                 Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

•	The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

•	Only if the director’s legal expenses would be covered.

Establish/Amend Nominee Qualifications

                 Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

                 Vote AGAINST shareholder proposals requiring two candidates per board seat.

Filling Vacancies/Removal of Directors

                 Vote AGAINST proposals that provide that directors may be removed only for cause. Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

                 Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

                 Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chairman (Separate Chairman/CEO)

                 Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:

                 Designated lead director appointed from the ranks of the independent board members with clearly delineated duties

•	Majority of independent directors on board

•	All-independent key committees

C-6

•	Committee chairpersons nominated by the independent directors

•	CEO performance reviewed annually by a committee of outside directors

•	Established governance guidelines

•	Company performance.

Majority of Independent Directors/Establishment of Committees

                 Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.

                 Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Stock Ownership Requirements

                 Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

                 While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Term Limits

                 Vote AGAINST shareholder proposals to limit the tenure of outside directors.

3.	Proxy Contests, Voting for Director Nominees in Contested Elections

                 Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

•	Long-term financial performance of the target company relative to its industry; management’s track record

•	Background to the proxy contest

•	Qualifications of director nominees (both slates)

•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimbursing Proxy Solicitation Expenses

                 Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Confidential Voting

                 Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes

C-7

a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

4.	Antitakeover Defenses and Voting Related Issues

                 Advance Notice Requirements for Shareholder Proposals/Nominations Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

Amend Bylaws without Shareholder Consent

                 Vote AGAINST proposals giving the board exclusive authority to amend the bylaws. Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills

                 Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

                 Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

                 Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

Shareholder Ability to Act by Written Consent

                 Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

                 Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

                 Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

                 Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

                 Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5.	Mergers and Corporate Restructurings

Appraisal Rights

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases

C-8

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

•	Purchase price

•	Fairness opinion

•	Financial and strategic benefits

•	How the deal was negotiated

•	Conflicts of interest

•	Other alternatives for the business

•	Noncompletion risk.

Asset Sales

Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Impact on the balance sheet/working capital

•	Potential elimination of diseconomies

•	Anticipated financial and operating benefits

•	Anticipated use of funds

•	Value received for the asset

•	Fairness opinion

•	How the deal was negotiated

•	Conflicts of interest.

Bundled Proposals

Review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities

Votes on proposals regarding conversion of securities are determined on a CASE-BYCASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest. Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

C-9

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

•	Dilution to existing shareholders’ position

•	Terms of the offer

•	Financial issues

•	Management’s efforts to pursue other alternatives

•	Control issues

•	Conflicts of interest.

                 Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

                 Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

•	The reasons for the change

•	Any financial or tax benefits

•	Regulatory benefits

•	Increases in capital structure

•	Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

•	Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model

•	Adverse changes in shareholder rights

Going Private Transactions (LBOs and Minority Squeezeouts)

Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.

Joint Ventures

                 Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.

Liquidations

C-10

                 Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

                 Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition

                 Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

•	Prospects of the combined company, anticipated financial and operating benefits

•	Offer price

•	Fairness opinion

•	How the deal was negotiated

•	Changes in corporate governance

•	Change in the capital structure

•	Conflicts of interest.

Private Placements/Warrants/Convertible Debentures

                 Votes on proposals regarding private placements should be determined on a CASE-BYCASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders’ position, terms of the offer, financial issues, management’s efforts to pursue other alternatives, control issues, and conflicts of interest. Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Spinoffs

                 Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

•	Tax and regulatory advantages

•	Planned use of the sale proceeds

•	Valuation of spinoff

•	Fairness opinion

•	Benefits to the parent company

•	Conflicts of interest

•	Managerial incentives

•	Corporate governance changes

C-11

•	Changes in the capital structure.

Value Maximization Proposals

                 Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6.	State of Incorporation

Control Share Acquisition Provisions

                 Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders. Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

                 Vote FOR proposals to restore voting rights to the control shares.

Control Share Cashout Provisions

                 Vote FOR proposals to opt out of control share cashout statutes.

Disgorgement Provisions

                 Vote FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions

                 Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

                 Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freezeout Provisions

                 Vote FOR proposals to opt out of state freezeout provisions.

Greenmail

                 Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments. Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Reincorporation Proposals

                 Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

C-12

                 Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

Stakeholder Provisions

                 Vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

State Antitakeover Statutes

                 Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, controlshare cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions)

6.	Capital Structure

Adjustments to Par Value of Common Stock

                 Vote FOR management proposals to reduce the par value of common stock.

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Dual-class Stock

                 Vote AGAINST proposals to create a new class of common’ stock with superior voting rights.

                 Vote FOR proposals to create a new class of nonvoting or subvoting common stock if It is intended for financing purposes with minimal or no dilution to current shareholders

                 It is not designed to preserve the voting power of an insider or significant shareholder

Issue Stock for Use with Rights Plan

                 Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

Preemptive Rights

                 Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

Preferred Stock

                 Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

C-13

                 Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

                 Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

                 Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

                 Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

Recapitalization

                 Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

Reverse Stock Splits

                 Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

                 Vote FOR management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

Share Repurchase Programs

                 Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends

                 Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

Tracking Stock

                 Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of ‘voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

7.	Executive and Director Compensation

                 Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC’s rules, ISS will value every award type.

C-14

ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

                 Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for:

•	Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index), -

•	Cash compensation, and

•	Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

Director Compensation

Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

Stock Plans in Lieu of Cash

Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis. Vote FOR plans which provide a dollar-for-dollar cash for stock exchange. Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Director Retirement Plans

                 Vote AGAINST retirement plans for non employee directors.

                 Vote FOR shareholder proposals to eliminate retirement plans for non employee directors.

Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

•	Terml, of the option

C-15

•	Exercise price

•	Participation.

Employee Stock Purchase Plans

                 Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

                 Vote FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value

•	Offering period is 27 months or less, and

•	Potential voting power dilution (VPD) is ten percent or less.

                 Vote AGAINST employee stock purchase plans where any of the following apply:

•	Purchase price is less than 85 percent of fair market value, or

•	Offering period is greater than 27 months, or

•	VPD is greater than ten percent

Incentive 1onus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)

                 Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

                 Vote FOR proposals to add performance goals to existing compensation plans to comply with thee provisions of Section 162(m) unless they are clearly inappropriate.

                 Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BYCASE basis it sing a proprietary, quantitative model developed by ISS. Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)

                 Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans

                 Vote FOR proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay

                 Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would

C-16

not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

                 Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

                 Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

                 Vote FOR shareholder proposals to put option repricings to a shareholder vote.

                 Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Option Expensing

                 Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

Performance-Based Stock Options

                 Vote CASE-BY-CASE on shareholder proposals advocating the use of performance based stock options (indexed, premium-priced, and performance-vested options), taking into account:

•	Whether the proposal mandates that all awards be performance-based

•	Whether the proposal extends beyond executive awards to those of lower-ranking employees

•	Whether the company’s stock-based compensation plans meet IS S’s SVT criteria and do not violate our repricing guidelines

Golden and Tin Parachutes

                 Vote FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:

•	The parachute should be less attractive than an ongoing employment opportunity with the firm

•	The triggering mechanism should be beyond the control of management

•	The amount should not exceed three times base salary plus guaranteed benefits

8.	Social and Environmental Issues

CONSUMER ISSUES AND PUBLIC SAFETY

Animal Rights

                 Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

C-17

•	The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),

•	The availability and feasibility of alternatives to animal testing to ensure product safety, and

•	The degree that competitors are using animal-free testing.

Generally vote FOR proposals seeking a report on the company’s animal welfare standards unless:

•	The company has already published a set of animal welfare standards and monitors compliance

•	The company’s standards are comparable to or better than those of peer firms, and

•	There are no serious controversies surrounding the company’s treatment of animals

Drug Pricing

                 Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

                 Whether the proposal focuses on a specific drug and region

•	Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness

•	The extent that reduced prices can be offset through the company’s marketing budget without affecting R&D spending

•	Whether the company already limits price increases of its products

•	Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries

•	The extent that peer companies implement price restraints

Genetically Modified Foods

Vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company’s products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:

•	The costs and feasibility of labeling and/or phasing out

•	The nature of the company’s business and the proportion of it affected by the proposal

•	The proportion of company sales in markets requiring labeling or GMO-free products

•	The extent that peer companies label or have eliminated GMOs

•	Competitive benefits, such as expected increases in consumer demand for the company’s products

C-18

•	The risks of misleading consumers without federally mandated, standardized labeling

•	Alternatives to labeling employed by the company.

                 Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.

                 Vote AGAINST proposals to completely phase out GMOs from the company’s products. Such resolutions presuppose that there are proven health risks to GMOs-an issue better left to federal regulators-which outweigh the economic benefits derived from biotechnology.

                 Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company’s products, taking into account:

•	The relevance of the proposal in terms of the company’s business and the proportion of it affected by the resolution

•	The extent that peer companies have eliminated GMOs

•	The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products

•	Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs

•	The percentage of revenue derived from international operations, particularly in Europe, where GMOs are more regulated.

                 Vote AGAINST proposals seeking a report on the health and environmental effects of GMOs and the company’s strategy for phasing out GMOs in the event they become illegal in the United States. Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

Handguns

                 Generally vote AGAINST requests for reports on a company’s policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies

Predatory Lending

                 Vote CASE-BY CASE on requests for reports on the company’s procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

•	Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

•	Whether the company has adequately disclosed the financial risks of its subprime business

•	Whether the company has been subject to violations of lending laws or serious lending controversies

•	Peer companies’ policies to prevent abusive lending practices.

C-19

Tobacco

                 Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:

•	Whether the company complies with all local ordinances and regulations

•	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness

•	The risk of any health-related liabilities.

Advertising to youth:

•	Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations

•	Whether the company has gone as far as peers in restricting advertising

•	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth

•	Whether restrictions on marketing to youth extend to foreign countries

Cease production of tobacco-related products or avoid selling products to tobacco companies:

•	The percentage of the company’s business affected

•	The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spinoff tobacco-related businesses:

•	The percentage of the company’s business affected

•	The feasibility of a spinoff

•	Potential future liabilities related to the company’s tobacco business.

Stronger product warnings:

                 Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

                 Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

ENVIRONMENT AND ENERGY

Arctic National Wildlife Refuge

C-20

                 Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

•	Whether there are publicly available environmental impact reports;

•	Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and

•	The current status of legislation regarding drilling in ANWR.

CERES Principles

                 Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

•	The company’s current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

•	The company’s environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills

•	Environmentally conscious practices of peer companies, including endorsement of CERES Costs of membership and implementation.

Environmental Reports

                 Generally vote FOR requests for reports disclosing the company’s environmental policies unless it already has well-documented environmental management systems that are available to the public.

Global Warming

                 Generally vote FOR reports on the level of greenhouse gas emissions from the company’s operations and products, unless the report is duplicative of the company’s current environmental disclosure and reporting or is not integral to the company’s line of business. However, additional reporting may be warranted if:

•	The company’s level of disclosure lags that of its competitors, or

•	The company has a poor environmental track record, such as violations of federal and state regulations.

Recycling

                 Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

•	The nature of the company’s business and the percentage affected

•	The extent that peer companies are recycling

•	The timetable prescribed by the proposal

•	The costs and methods of implementation

C-21

•	Whether the company has a poor environmental track record, such as violations of federal and state regulations.

Renewable Energy

                 Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

•	The nature of the company’s business and the percentage affected

•	The extent that peer companies are switching from fossil fuels to cleaner sources

•	The timetable and specific action prescribed by the proposal

•	The costs of implementation

•	The company’s initiatives to address climate change

                 Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company’s current environmental disclosure and reporting or is not integral to the company’s line of business.

GENERAL CORPORATE ISSUES

Link Executive Compensation to Social Performance

                 Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

•	The relevance of the issue to be linked to pay

•	The company’s level of disclosure lags that of its competitors, or

•	The company has a poor environmental track record, such as violations of federal and state regulations.

Recycling

                 Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

•	The nature of the company’s business and the percentage affected

•	The extent that peer companies are recycling

•	The timetable prescribed by the proposal

•	The costs and methods of implementation

•	Whether the company has a poor environmental track record, such as violations of federal and state regulations.

C-22

Renewable Energy

                 Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

•	The nature of the company’s business and the percentage affected

•	The extent that peer companies are switching from fossil fuels to cleaner sources

•	The timetable and specific action prescribed by the proposal

•	The costs of implementation

•	The company’s initiatives to address climate change

                 Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company’s current environmental disclosure and reporting or is not integral to the company’s line of business.

GENERAL CORPORATE ISSUES

Link Executive Compensation to Social Performance

                 Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

•	The relevance of the issue to be linked to pay

•	The degree that social performance is already included in the company’s pay structure and disclosed

•	The degree that social performance is used by peer companies in setting pay

•	Violations or complaints filed against the company relating to the particular social performance measure

•	Artificial limits sought by the proposal, such as freezing or capping executive pay

•	Independence of the compensation committee

•	Current company pay levels.

Charitable/Political Contributions

                 Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	The company is in compliance with laws governing corporate political activities, and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

C-23

                 Vote AGAINST proposals to report or publish in newspapers the company’s political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

                 Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

                 Vote AGAINST proposals restricting the company from making, charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

                 Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

LABOR STANDARDS AND HUMAN RIGHTS China Principles

                 Vote AGAINST proposals to implement the China Principles unless:

•	There are serious controversies surrounding the company’s China operations, and

•	The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

Country-specific human rights reports

                 Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and steps to protect human rights, based on:

•	The nature and amount of company business in that country

•	The company’s workplace code of conduct

•	Proprietary and confidential information involved

•	Company compliance with U.S. regulations on investing in the country

•	Level of peer company involvement in the country.

International Codes of Conduct/Vendor Standards

                 Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

•	The company’s current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent

•	Agreements with foreign suppliers to meet certain workplace standards

•	Whether company and vendor facilities are monitored and how

C-24

•	Company participation in fair labor organizations

•	Type of business

•	Proportion of business conducted overseas

•	Countries of operation with known human rights abuses

•	Whether the company has been recently involved in significant labor and human rights controversies or violations

•	Peer company standards and practices

•	Union presence in company’s international factories

                 Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

•	The company does not operate in countries with significant human rights violations

•	The company has no recent human rights controversies or violations, or

•	The company already publicly discloses information on its vendor standards compliance.

MacBride Principles

                 Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

•	Company compliance with or violations of the Fair Employment Act of 1989

•	Company antidiscrimination policies that already exceed the legal requirements

•	The cost and feasibility of adopting all nine principles

•	The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)

•	The potential for charges of reverse discrimination

•	The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted

•	The level of the company’s investment in Northern Ireland

•	The number of company employees in Northern Ireland

•	The degree that industry peers have adopted the MacBride Principles

•	Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

MILITARY BUSINESS Foreign Military Sales/Offsets

C-25

                 Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Landmines and Cluster Bombs

                 Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

•	Whether the company has in the past manufactured landmine components

•	Whether the company’s peers have renounced future production

                 Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

•	What weapons classifications the proponent views as cluster bombs

•	Whether the company currently or in the past has manufactured cluster bombs or their components

•	The percentage of revenue derived from cluster bomb manufacture

•	Whether the company’s peers have renounced future production

Nuclear Weapons

                 Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

Spaced-Based Weaponization

                 Generally vote FOR reports on a company’s involvement in spaced-based weaponization unless:

•	The information is already publicly available or

•	The disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY

Board Diversity

                 Generally vote FOR reports on the company’s efforts to diversify the board, unless:

•	The board composition is reasonably inclusive in relation to companies of similar size and business or

•	The board already reports on its nominating procedures and diversity initiatives.

                 Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

C-26

•	The degree of board diversity

•	Comparison with peer companies

•	Established process for improving board diversity

•	Existence of independent nominating committee

•	Use of outside search firm

•	History of EEO violations.

Equal Employment Opportunity (EEO)

                 Generally vote FOR reports outlining the company’s affirmative action initiatives unless all of the following apply:

•	The company has well-documented equal opportunity programs

•	The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

•	The company has no recent EEO-related violations or litigation.

                 Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

Glass Ceiling

                 Generally vote FOR reports outlining the company’s progress towards the Glass Ceiling Commission’s business recommendations, unless:

•	The composition of senior management and the board is fairly inclusive

•	The company has well-documented programs addressing diversity initiatives and leadership development

•	The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

•	The company has had no recent, significant EEO-related violations or litigation

Sexual Orientation

                 Vote CASE-BY-CASE on proposals to amend the company’s EEO policy to include sexual orientation, taking into account:

•	Whether the company’s EEO policy is already in compliance with federal, state and local laws

•	Whether the company has faced significant controversies or litigation regarding unfair treatment of gay and lesbian employees

•	The industry norm for including sexual orientation in EEO statements

C-27

•	Existing policies in place to prevent workplace discrimination based on sexual orientation

                 Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

10.	Mutual Fund Proxies

Election of Directors

                 Vote to elect directors on a CASE-BY-CASE basis, considering the following factors:

•	Board structure

•	Director independence and qualifications

•	Attendance at board and committee meetings.

•	Votes should be withheld from directors who:

•	Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding

•	Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

•	Are interested directors ‘and sit on the audit or nominating committee, or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Convert Closed-end Fund to Open-end Fund

                 Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity

•	Votes on related proposals.

Proxy Contests

                 Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:

C-28

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the issues

•	Past shareholder activism, board activity, and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of directors

•	Experience and skills of director candidates

•	Governance profile of the company

•	Evidence of management entrenchment

Investment Advisory Agreements

                 Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance compared to peers

•	Resulting fees relative to peers

•	Assignments (where the advisor undergoes a change of control).

Approve New Classes or Series of Shares

Vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals

                 Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for antitakeover purposes.

1940 Act Policies

                 Votes on 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors:

C-29

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk.

                 Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Change Fundamental Restriction to Non-fundamental Restriction

                 Proposals to change a fundamental restriction to a non-fundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors:

•	The fund’s target investments

•	The reasons given by the fund for the change

•	The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Non-fundamental

                 Vote AGAINST proposals to change a fund’s fundamental investment objective to non-fundamental.

Name Change Proposals

                 Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

Change in Fund’s Sub-classification

                 Votes on changes in a fund’s sub-classification should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation

                 Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

C-30

•	Strategies employed to salvage the company

•	The fund’s past performance

•	Terms of the liquidation.

Changes to the Charter Document

                 Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

•	The state of incorporation

•	Regulatory standards and implications.

Vote AGAINST any of the following changes:

•	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series

•	Removal of shareholder approval requirement for amendments to the new declaration of trust

•	Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act

•	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares

•	Removal of shareholder approval requirement to engage in and terminate sub-advisory arrangements

•	Removal of shareholder approval requirement to change the domicile of the fund

Change the Fund’s Domicile

                 Vote reincorporations on a CASE-BY-CASE basis, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	Increased flexibility available.

Authorize the Board to Hire and Terminate Sub-advisors Without Shareholder Approval

                 Vote AGAINST proposals authorizing the board to hire/terminate sub-advisors without shareholder approval.

C-31

Distribution Agreements

Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement.

Master-Feeder Structure

                 Vote FOR the establishment of a master-feeder structure.

Mergers

                 Vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals to Establish Director Ownership Requirement

                 Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Proxy Solicitation Expenses

                 Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

                 Shareholder Proposals to Terminate Investment Advisor Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the advisor’s management.

C-32

WT MUTUAL FUND

Roxbury Large Cap Growth Fund
Roxbury Mid Cap Fund
Roxbury Small Cap Growth Fund

1100 North Market Street
Wilmington, Delaware 19890

STATEMENT OF ADDITIONAL INFORMATION

NOVEMBER 1, 2004

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with each Fund’s current prospectus dated November 1, 2004, as amended from time to time. A copy of each current prospectus and annual report may be obtained without charge, by writing to Professional Funds Distributor, LLC. (the “Distributor”), 760 Moore Road, King of Prussia, PA 19406. A copy may also be obtained from certain institutions such as banks or broker-dealers that have entered into servicing agreements with the Distributor or by calling (800) 336-9970.

Each Fund and its corresponding master Series’ audited financial statements for the fiscal year ended June 30, 2004, included in the Annual Reports to shareholders, are each incorporated into this SAI by reference.

GENERAL INFORMATION

WT Mutual Fund (the “Trust”) was organized as a Delaware business trust on June 1, 1994. The Trust has established the following funds described in this SAI: Roxbury Large Cap Growth Fund, Roxbury Mid Cap Fund and Roxbury Small Cap Growth Fund (each a “Fund,” and collectively, the “Funds”). Each of these Funds issues Institutional and Investor Shares, except for the Roxbury Mid Cap Fund which issues Institutional, Investor, Class A, Class B and Class C Shares. Each Fund is a diversified open-end management investment company.

INVESTMENT POLICIES

The following information supplements the information concerning each Fund’s investment objective, policies and limitations found in the prospectus. Unless otherwise indicated, it applies to the Funds through their investment in corresponding master funds (the “Series”), which are series of WT Investment Trust I (the “Master Trust”).

Each of the Roxbury Large Cap Growth Fund and the Roxbury Mid Cap Fund seeks superior long-term growth of capital. The Small Cap Growth Fund seeks to achieve long-term capital appreciation. Each of the foregoing investment objectives may not be changed without shareholder approval.

The Large Cap Growth Fund will invest at least 80% of its assets in a diversified portfolio of U.S. equity (or related) securities of corporations with a market cap of $5 billion or more, which have above average earnings potential compared to the securities market as a whole. The Mid Cap Series will invest at least 80% of its assets in securities of companies with a market capitalization, at the time of purchase, within the capitalization ranges of companies that make up the S&P MidCap 400 and Russell MidCap Indices. The Small Cap Growth Fund will invest at least 80% of its assets in securities of companies with a market capitalization, at the time of purchase, consistent with the capitalization ranges of companies that make up the S&P SmallCap 600 and Russell 2000 Indices. The foregoing policies may be changed upon 60 days’ written notice to shareholders.

CASH MANAGEMENT. Each Fund will under normal market conditions invest no more than 15% of its total assets in cash and cash equivalents including high-quality money market instruments and money market funds in order to manage cash flow. Certain of these instruments are described below.

•	MONEY MARKET FUNDS. Each Fund may invest in the securities of money market mutual funds, within the limits prescribed by the Investment Company Act of 1940, as amended (“1940 Act”).

•	U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government may provide support for payment of the interest and principal on these obligations directly or indirectly. This support can range from securities supported by the full faith and credit of the United States (for example, Ginnie Mae securities), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac, the Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

•	COMMERCIAL PAPER. Each Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Funds may invest only in commercial paper rated A-1 or higher by S&P or Moody’s or if not rated, determined by the investment adviser to be of comparable quality.

•	BANK OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers’ acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly-owned banking subsidiaries of such foreign banks located in the United States. Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, or the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:

•	Bankers’ acceptances. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

•	Certificates of Deposit. Certificates of Deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

•	Time Deposits. Time deposits are bank deposits for fixed periods of time.

CONVERTIBLE SECURITIES. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, a Fund’s selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.

The Funds may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization (“NRSRO”) such as Moody’s or S&P, or if unrated, are determined by the investment adviser, as applicable, to be of comparable quality. (See “Appendix B” Description of Ratings.”) Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Should the rating of a security be downgraded subsequent to a Fund’s purchase of the security, the investment adviser will determine whether it is in the best interest of the Fund to retain the security.

DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

DEPOSITARY RECEIPTS. American Depositary Receipts (ADRs) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

FOREIGN SECURITIES. Each Equity Fund may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities. (See “Depositary Receipts” above.) Foreign securities include equity or debt securities issued by issuers outside the United States, and include securities in the form of ADRs and EDRs. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the counter markets. Investing in foreign securities involves certain special risks and considerations that are not typically associated with investing in U.S. companies, including, but not limited to, (i) generally less liquid and less efficient securities markets, (ii) generally greater price volatility, (iii) exchange rate fluctuations and exchange controls, (iv) the imposition of restrictions on the expatriation of funds or other assets, (v) less publicly available information about issuers, (vi) the imposition of taxes (vii) higher transaction and custody costs, (viii) settlement delays and risk of loss, (ix) difficulties in enforcing contracts, (x) less liquidity and smaller market capitalizations, (xi) lesser regulation of securities markets, (xii) different accounting and disclosure standards, (xiii) governmental interference, (xiv) higher inflation, (xv) social, economic and political uncertainties, (xvi) the risk of expropriation of assets, (xvii) and the risk of war.

HEDGING STRATEGIES. Each Fund may engage in certain hedging strategies that involve options and futures. These hedging strategies are described in detail in Appendix A.

ILLIQUID SECURITIES. Each Fund may invest no more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on the Fund’s books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to the investment adviser, pursuant to guidelines approved by the Board. The investment adviser will monitor the liquidity of securities held by the Fund Portfolio and report periodically on such decisions to the Board. If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported by a Fund’s investment adviser to the Board of Trustees.

INVESTMENT COMPANY SECURITIES AND EXCHANGE TRADED FUNDS. The Funds may invest in investment company securities, including exchange traded funds (“ETFs”). Such investments are subject to limitations prescribed by the 1940 Act. These limitations currently provide, in part, that a Fund may not purchase shares of an investment company if (a) such a purchase would cause a Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Fund to have more than 5% of its total assets invested in the investment company or (c) more than 10% of a Fund’s total assets would be invested in investment companies. As a shareholder in an investment company, the Fund would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Each Fund’s investment in a Series is excepted from these limitations. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including ETFs, registered investment companies may be permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1) provided such ETF is granted an exemptive order by the SEC subject to certain terms and conditions imposed by such exemptive order. It is possible that a Fund will enter into an agreement with an ETF pursuant to an exemptive order to allow the Fund to invest in such ETF beyond the Section 12(d)(1) limitations.

The Fund’s investments of their assets in the corresponding Series pursuant to the master/feeder structure are excepted from these limitations.

OPTIONS ON SECURITIES AND SECURITIES INDICES. Each Fund may purchase call options on securities that the investment adviser intends to include in a Fund in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The Funds may purchase put options to hedge against a decline in the market value of securities held in the Funds or in an attempt to enhance return. A Fund may write (sell) put and covered call options on securities in which they are authorized to invest. A Fund may also purchase put and call options, and write put and covered call options on U.S. securities indices. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. Of the percentage of the assets of a Fund that are invested in equity (or related) securities, the Fund may not invest more than 10% of such assets in covered call options on securities and/or options on securities indices.

REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund if the other party to the repurchase agreement defaults), it is the policy of each Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of a Fund’s investment limitations.

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the “1933 Act”) or an exemption from registration. Each Fund is subject to investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the investment adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the investment adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the investment adviser intends to purchase securities that are exempt from registration under Rule 144A.

SECURITIES LENDING. Each Fund may lend securities pursuant to agreements that require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceeds one-third of the value of the Fund’s total assets taken at fair market value. A Fund will earn interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.

TEMPORARY DEFENSIVE POSITION. Each Fund may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by an NRSRO, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that a Fund will be unable to achieve its investment objective.

PORTFOLIO TURNOVER. Portfolio turnover rates for the past 2 fiscal years were:

	12 Months Ended	12 Months Ended
	6/30/04	6/30/03
WT Large Cap Growth Series	87%	51%
Mid Cap Series	79%	119%
Small Cap Growth	172%	86%*

*Not annualized for the period January 2, 2003 to June 30, 2003.

INVESTMENT LIMITATIONS

Each Fund and each Series have adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of a Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of a Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of a Fund. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund’s assets or redemptions of shares will not be considered a violation of the limitation.

No Fund will as a matter of fundamental policy:

1.	purchase the securities of any one issuer, if as a result, more than 5% of a Fund’s total assets would be invested in the securities of such issuer, or a Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) a Fund may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;

2.	purchase securities of any issuer if, as a result, more than 25% of a Fund’s total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that this limitation does not apply to debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

3.	borrow money, provided that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investments), and then in an aggregate amount not in excess of 10% of a Fund’s total assets;

4.	make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

5.	underwrite any issue of securities, except to the extent that a Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6.	purchase or sell real estate, provided that a Fund may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

7.	purchase or sell physical commodities, provided that a Fund may invest in, purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or

8.	issue senior securities, except to the extent permitted by the 1940 Act.

The investment limitations described above do not prohibit a Fund from investing all or substantially all of its assets in the shares of another registered open-end investment company similar to the Series.

The following non-fundamental policies apply to each Fund and may be changed by the Board of Trustees without shareholder approval. No Fund will:

1.	make short sales of securities except short sales against the box;

2.	purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities; provided that a Fund may make initial and variation deposits in connection with permitted transactions in options or future; or

3.	purchase additional portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets.

TRUSTEES AND OFFICERS

The Board of Trustees provides oversight of the management, activities and affairs of the Trust and has approved contracts with various financial organizations to provide the day-to-day management of the Series. The Board of Trustees is responsible for protecting the interests of shareholders. The following tables present certain information regarding the Board of Trustees and officers of the Trust. All persons named as Trustees and officers also serve in a similar capacity for WT Investment Trust I (the “Master Trust”). Each person listed under “Interested Trustees” below is an “interested person” of the Series’ investment advisers, the Trust or the Master Trust, within the meaning of the 1940 Act. Each person who is not an “interested person” of the Series’ investment advisers, the Trust or the Master Trust within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below. For purposes of the information below, “Fund Complex” refers to the Trust and the Master Trust, collectively. The address of each Trustee as it relates to the Trust’s business is 1100 North Market Street, Wilmington, DE 19890.

INTERESTED TRUSTEES
				Number of
				Portfolios in
			Principal	Fund	Other
	Position(s)	Term of Office	Occupation(s)	Complex	Directorships
	Held with	and Length of	During Past Five	Overseen by	Held by
Name, Address and Date of Birth	Trust	Time Served	Years	Trustee	Trustee
ROBERT J. CHRISTIAN[1] Date of Birth: 2/49	Trustee, Chief Executive Officer, President and Chairman of the Board	Shall serve until death, resignation or removal. Trustee, President and Chairman of the Board since October 1998.	Executive Vice President and Chief Investment Officer of Wilmington Trust Company since February 1996; and President of Rodney Square Management Corporation since February 1996.	58	Wilmington Low Volatility Fund of Funds (closed-end registered investment company).

WILLIAM P. RICHARDS, JR.[2] Date of Birth: 11/36	Trustee	Shall serve until death, resignation or removal. Trustee since October 1999.	Managing Director, Roxbury Capital Management LLC (registered investment adviser) since 1998.	58	The Leaky Foundation (non-profit); Natural History Museum of Los Angeles County (non-profit).

1 Mr. Christian is an “Interested Trustee” by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.

2 Mr. Richards is an “Interested Trustee” by reason of his position as Managing Director of Roxbury Capital Management LLC, an investment adviser to the Trust.

INDEPENDENT TRUSTEES
				Number of
	Position	Term of	Principal	Portfolios in	Other
Name, Address and	(s) Held	Office and	Occupation(s)	Fund	Directorships
Date of	with	Length of	During Past	Complex	Held by
Birth	Trust	Time Served	Five Years	Overseen by Trustee	Trustee
ROBERT ARNOLD Date of Birth: 3/44	Trustee	Shall serve until death, resignation or removal; Trustee since May 1997.	Founder and co-manages, R. H. Arnold & Co., Inc. (investment banking company) since 1989.	58	None

DR. ERIC BRUCKER Date of Birth: 12/41	Trustee	Shall serve until death, resignation or removal; Trustee since October 1999.	Dean, School of Business Administration of Widener University since July 2001; and prior to that, Dean, College of Business, Public Policy and Health at the University of Maine from September 1998 to June 2001.	58	Wilmington Low Volatility Fund of Funds (closed-end registered investment company).

NICHOLAS GIORDANO Date of Birth: 3/43	Trustee	Shall serve until death, resignation or removal; Trustee since October 1998.	Consultant, financial services organizations from 1997 to present; and Interim President, LaSalle University from 1998 to 1999.	58	Kalmar Pooled Investment Trust; Independence Blue Cross; Selas Corporation of America (industrial furnaces and ovens); and Wilmington Low Volatility Fund of Funds (closed-end registered investment company).

INDEPENDENT TRUSTEES
				Number of
	Position	Term of	Principal	Portfolios in	Other
Name, Address and	(s) Held	Office and	Occupation(s)	Fund	Directorships
Date of	with	Length of	During Past	Complex	Held by
Birth	Trust	Time Served	Five Years	Overseen by Trustee	Trustee
LOUIS KLEIN, JR. Date of Birth: 5/35	Trustee	Shall serve until death, resignation or removal; Trustee since October 1999.	Self-employed financial consultant since 1991.	58	WHX Corporation (industrial manufacturer).

CLEMENT C. MOORE, II Date of Birth: 9/44	Trustee	Shall serve until death, resignation or removal; Trustee since October 1999.	Managing Partner, Mariemont Holdings, LLC, (real estate holding and development company) since 1980.	58	None

JOHN J. QUINDLEN Date of Birth: 5/32	Trustee	Shall serve until death, resignation or removal; Trustee since October 1999.	Retired since 1993.	58	None

MARK A. SARGENT Date of Birth: 4/51	Trustee	Shall serve until death, resignation or removal; Trustee since November 2001.	Dean and Professor of Law, Villanova University School of Law since July 1997.	58	Wilmington Low Volatility Fund of Funds (closed-end registered investment company).

As of the date of this SAI, none of the Independent Trustees nor any of their immediate family members (i.e. spouse or dependent children) serves as an officer or director or is an employee of, the Trust, the Master Trust, or any of the Series’ investment advisers, sub-advisers or distributor, or any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

EXECUTIVE OFFICERS
Number of
Portfolios
		Term of	Principal	in Fund
	Position(s)	Office and	Occupation(s)	Complex	Other
Name, Address and Date	Held with	Length of	During Past Five	Overseen	Directorships
of Birth	Trust	Time Served	Years	by Trustee	Held by Trustee
ERIC K. CHEUNG 1100 North Market Street Wilmington, DE 19890 Date of Birth: 12/54	Vice President	Shall serve at the pleasure of the Board and until successor is elected and qualified; Officer since October 1998.	Vice President, Wilmington Trust Company since 1986; and Vice President and Director of Rodney Square Management Corporation since 2001.	N/A	N/A

JOSEPH M. FAHEY, JR. 1100 North Market Street Wilmington, DE 19890 Date of Birth: 1/57	Vice President	Shall serve at the pleasure of the Board and until successor is elected and qualified; Officer since November 1999.	Vice President, Rodney Square Management Corporation since 1992.	N/A	N/A

FRED FILOON 520 Madison Avenue New York, NY 10022 Date of Birth: 3/42	Vice President	Shall serve at the pleasure of the Board and until successor is elected and qualified; Officer since August 2000.	Senior Vice President, Cramer Rosenthal McGlynn LLC since 1989.	N/A	N/A

EXECUTIVE OFFICERS
Number of
Portfolios
		Term of	Principal	in Fund
	Position(s)	Office and	Occupation(s)	Complex	Other
Name, Address and Date	Held with	Length of	During Past Five	Overseen	Directorships
of Birth	Trust	Time Served	Years	by Trustee	Held by Trustee
JOHN R. GILES 1100 North Market Street Wilmington, DE 19890 Date of Birth: 8/57	Chief Financial Officer, Vice President and Treasurer	Shall serve at the pleasure of the Board and until successor is elected and qualified; Officer since December 1999.	Senior Vice President, Wilmington Trust Company since 1996.	N/A	N/A

LEAH M. ANDERSON 1100 North Market Street Wilmington, DE 19890 Date of Birth: 8/65	Secretary	Shall serve at the pleasure of the Board and until successor is elected and qualified; Officer since October 2002.	Officer, Wilmington Trust Company since 1998; and Officer, Rodney Square Management Corporation since 1992.	N/A	N/A

ANNA M. BENCROWSKY 1100 North Market Street Wilmington, DE 19890 Date of Birth: 5/51	Chief Compliance Officer	Shall serve at the pleasure of the Board and until successor is elected and qualified; Officer since September 2004.	Officer, Wilmington Trust Company since 2004; Vice President and Chief Compliance Officer, 1838 Investment Advisors, LP from 1998 to 2004; Vice President, Secretary, and Treasurer, 1838 Investment Advisors Funds from 1995 to 2004; Vice President and Secretary, 1838 Bond-Debenture Trading Fund from 1982 to 2004.	N/A	N/A

RESPONSIBILITIES OF THE BOARD AND COMMITTEES

BOARD. The primary responsibility of the Board is to represent the interests of the shareholders of the Funds and to provide oversight management of the Funds. Currently, the Board is comprised of nine individuals, two of whom are considered Interested Trustees. The remaining Trustees are Independent

Trustees. The Board meets multiple times during the year (but at least quarterly) to review the investment performance of the Funds and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board met five times during the fiscal year ended June 30, 2004. Currently, the Board has an Audit Committee, a Nominating and Governance Committee and a Regulatory Oversight Committee. The responsibilities of each committee and its members are described below.

AUDIT COMMITTEE. The Board has an Audit Committee comprised of Messrs. Giordano, Klein and Quindlen, each an Independent Trustee. Mr. Giordano serves as the chairman of the Committee. Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent auditors; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements which are the subject of the independent auditors’ certifications; and (4) review with such independent auditors the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. During the fiscal year ended June 30, 2004, there were four meetings of the Audit Committee.

NOMINATING AND GOVERNANCE COMMITTEE. The Board has a Nominating and Governance Committee comprised of Messrs. Giordano, Quindlen and Sargent, each an Independent Trustee. Mr. Sargent serves as chairman of the Committee. The Committee is responsible for formulating a statement of corporate governance; assessing the size, structure and composition of the Board; determining trustee qualifications guidelines as well as compensation, insurance and indemnification of trustees; identifying Trustee candidates; oversight of Board self-evaluations; and identifying, from time to time, qualified candidates to serve as the Chief Compliance Officer for the Trust. During the fiscal year ended June 30, 2004, there was one meeting of the Committee. The Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 1100 North Market Street, 9th Floor, Wilmington, DE 19890. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer’s business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board. Upon the written request of shareholders holding at least 10% of the Trust’s shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as Trustees as specified in such written request.

REGULATORY OVERSIGHT COMMITTEE. The Board has a Regulatory Oversight Committee comprised of Messrs. Arnold, Brucker, Moore and Sargent, each an Independent Trustee. Mr. Moore serves as the chairman of the committee. The Regulatory Oversight Committee monitors regulatory developments in the mutual fund industry and focuses on various regulatory aspects of the operation of the Trust. The Committee also performs such other tasks as the Board deems necessary. During the fiscal year ended June 30, 2004, there were four meetings of the Regulatory Oversight Committee.

SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all registered investment companies overseen by the Trustee within the Trust’s family of investment companies, as of December 31, 2003.

Aggregate Dollar Range of
Equity Securities in All
Registered Investment
Companies Overseen by
	Dollar Range of Equity	Trustee within the Family of
Name of Trustee	Securities in each Fund	Investment Companies
INTERESTED TRUSTEES
Robert J. Christian Large Cap Growth Small Cap Growth	$1-$10,000 $10,001-$50,000	Over $100,000
William P. Richards	None	None
INDEPENDENT TRUSTEES
Robert H. Arnold	None	$50,001-$100,000
Dr. Eric Brucker	None	$10,001-$50,000
Nicholas A. Giordano	None	$10,001-$50,000
Louis Klein, Jr.	None	Over $100,000
Clement C. Moore, II Small Cap Growth	$50,001-$100,000	Over $100,000
John J. Quindlen Large Cap Growth	Over $100,000	Over $100,000
Mark A. Sargent	None	$10,001-$50,000

As of December 31, 2003, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in any of the Master Trust’s investment advisers or the Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with such entities.

INVESTMENT ADVISORY AGREEMENT APPROVAL. Each Fund’s assets are invested in a corresponding series of the Master Trust that has the same investment objective, strategies and limitations as the investing Fund. Since each Fund operates as a “feeder fund” in a master/feeder structure with the Series, a Fund does not have an investment adviser that directly manages its assets. Each Fund receives investment advisory services indirectly from the investment adviser of its corresponding Series. The Master Trust has retained Roxbury Capital Management, LLC (“Roxbury”) to manage the assets of the Series. Roxbury has been retained pursuant to an investment advisory agreement (the “Investment Advisory Agreement”) which has been approved by the Board of Trustees of the Master Trust, including a majority of the Independent Trustees. The Investment Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Master Trust’s Board of Trustees or by a majority of the outstanding voting securities of the Series, and in either event, by a majority of the Independent Trustees of the Master Trust casting votes in person at a meeting called for such purpose.

The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the Investment Advisory Agreement, the Board considered many factors, including: (1) the investment objective and long-term performance of each Series and each Fund; (2) Roxbury’s management philosophy, personnel and processes; (3) the expectations of shareholders; (4) the state of competition in the mutual fund industry; (5) comparable fees in the mutual fund industry; (6) the range and quality of services provided to each

Series and each Fund and its shareholders in addition to investment advisory services; and (7) each Fund’s relationship to other funds in the Fund Complex.

In assessing Roxbury’s performance of its obligations, the Board also considered whether there has occurred a circumstance or event that would constitute a reason for it to not renew or approve the Investment Advisory Agreement, which it concluded there was not. In this regard, the Board is mindful of the potential disruption to the operations of the Funds and the Series and the risks or other effects that could occur as a result of a decision to terminate or not renew or approve the Investment Advisory Agreement. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of Roxbury’s reputation and in the expectation that Roxbury will have a continuing role in providing advisory services to each Fund.

The Board also considered the compensation and benefits received by Roxbury. This includes fees received for services provided to a Series by Roxbury or its affiliates and research services received by Roxbury from brokers that execute trades for each Series, as well as advisory fees. The Board was aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an investment adviser’s compensation: (1) the nature and quality of the services provided by the investment adviser, including the performance of the Series; (2) the investment adviser’s cost of providing the services; (3) the extent to which the investment adviser may realize “economies of scale” as the Fund grows larger; (4) any indirect benefits that may accrue to the adviser and its affiliates as a result of the investment adviser’s relationship with the Trust and the Master Trust; (5) performance and expenses of comparable funds; and (6) the extent to which the Independent Trustees are fully informed about the facts bearing on the investment adviser’s services and fees. The Board was aware of these factors and took them into account in its review of the Investment Advisory Agreement.

The Board considered these circumstances in light of its accumulated experience in governing the Trust and the Master Trust and working with the investment adviser on matters relating to the Trust and the Master Trust, and was assisted by the advice of legal counsel. In this regard, the Board received a significant amount of information about each Series, each Fund and Roxbury on an ongoing basis. Roxbury provides information at each regular meeting of the Board, and furnishes additional reports in connection with the Board’s formal review of the Investment Advisory Agreement. Thus, the Board’s evaluation of the Investment Advisory Agreement is informed by reports concerning such matters as: (1) Roxbury’s investment philosophy, personnel and processes; (2) each Series’ short-term and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor funds), and commentary on the reasons for a Series’ performance; (3) each Fund’s expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to competing funds, with due regard for contractual or voluntary expense limitations); (4) the use and allocation of brokerage commissions derived from trading the Series’ portfolio securities; the nature and extent of advisory and other services provided to a Series Roxbury and its affiliates; (6) compliance and audit reports concerning the Funds and the companies that service them; and (7) relevant developments in the mutual fund industry. The Board also considered the relationship of each Fund to the other funds in the Fund Complex, the interdependence resulting from shareholders’ asset allocation processes and the exchange privileges between funds in the Fund Complex.

Not all of the factors and considerations identified above are relevant to each Series, nor does the Board consider any one of them to be determinative. The Board based its decision to approve the Investment Advisory Agreement on all the relevant factors in light of its reasonable business judgment, and with a view to past and future long-term considerations.

The Investment Advisory Agreement may be terminated by the Master Trust or Roxbury on 60 days’ written notice without penalty. The Investment Advisory Agreement will also terminate automatically in the event of its assignment, as defined in the 1940 Act.

Additional information regarding the Investment Advisory Agreement and the fees paid to Roxbury may be found under the heading “Investment Advisory and Other Services” in this SAI.

Compensation. The fees and expenses of the Independent Trustees are paid by the Trust. The following table shows the fees paid during the fiscal year ended June 30, 2004 to the Independent Trustees for their service to the Trust and the total compensation paid to the Trustees by the Fund Complex. In additional to the fees below, the Funds and the Trust reimburse the Independent Trustees for their related business expenses.

				Total
	Aggregate	Pension or	Estimated	Compensation
	Compensation	Retirement Benefits	Annual	from Fund
	from the	Accrued as Part of	Benefits Upon	Complex Paid to
Independent Trustee	Trust	Trust Expenses	Retirement	Trustees
Robert H. Arnold	$37,125	None	None	$49,500
Dr. Eric Brucker	$37,125	None	None	$49,500
Nicholas A. Giordano	$37,125	None	None	$49,500
Louis Klein, Jr.	$37,125	None	None	$49,500
Clement C. Moore, II	$36,000	None	None	$48,000
John J. Quindlen	$37,125	None	None	$49,500
Mark A. Sargent	$37,125	None	None	$49,500

CODE OF ETHICS

In accordance with Rule 17j-1 of the 1940 Act, the Trust, the Master Trust, the investment adviser to the Series and the Distributor has adopted Codes of Ethics. The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among the investment adviser, the Distributor, the Master Trust or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by a Series under certain circumstances.

Under the Code of Ethics adopted by the Master Trust and the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the individual Codes of Ethics adopted by Roxbury, personal trading is subject to pre-clearance and other conditions set forth in its Code.

On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding the Codes of Ethics relative to the Master Trust and the Trust, including information about any material violations of the Codes. The Codes are publicly available as exhibits to the Fund’s registration statement filed with the SEC.

PROXY VOTING

The Board of Trustees’ has adopted proxy voting procedures, and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by a Series to Roxbury, subject to the Board’s continuing oversight. In exercising its voting obligations, Roxbury is guided by general fiduciary principles. It must act prudently, solely in the interest of the Series, and for the purpose of providing benefits to such Series. Roxbury will consider the factors that could affect the value of the Series’ investment in its determination on a vote.

Roxbury has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings.

Roxbury’s proxy voting procedures address these considerations and establish a framework for its consideration of a vote that would be appropriate for a Series. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing many common or routine matters.

Finally, Roxbury’s proxy voting procedures establish a protocol for voting of proxies in cases in which it may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies. In such instances, Roxbury will submit a separate report to the Board of Trustees indicating the nature of the potential conflict of interest and how the determination of such vote was achieved. Roxbury’s proxy voting policies and procedures are attached herewith as Appendix C.

Each Series’ proxy voting record as of June 30th is available (i) without charge, upon request, by calling 800-336-9970 and (ii) on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Persons or organizations beneficially owning 25% or more of the outstanding shares of a Fund are presumed to “control” a Fund. As a result, those persons or organizations could have the ability to take action with respect to a Fund without the consent or approval of other shareholders. As of September 30, 2004, officers and Trustees of the Funds owned individually and together less than 1% of any Fund’s outstanding shares. As of September 30, 2004, the name, address and percentage ownership of each entity that owned of record or beneficially 5% or more of the outstanding shares of any class of a Fund were as follows:

LARGE CAP GROWTH FUND (INSTITUTIONAL SHARES)

Delaware Charter Guarantee & Trust	33.84%
711 High Street
Des Moines, IA 50392

Wilmington Trust Company	12.11%
c/o Mutual Funds
P.O. Box 8882
Wilmington, DE 19899

Wilmington Trust Company	8.28%
For Wilmington Trust Company Pension Trust
c/o Mutual Funds
P.O. Box 8882
Wilmington, DE 19899

National Financial Service Corp	5.19%
One World Financial Center
Church Street Station
P.O. Box 3908
New York, NY 10008-3908

SMALL CAP GROWTH FUND (INSTITUTIONAL SHARES)

Amvestcap National Trust Co TR	14.20%
P.O. Box 105779
Atlanta, GA 30348

Charles Schwab & Co. Inc	8.66%
Special Custody Account
101 Montgomery Street 94101-4122

Wachovia Bank, N.A.	7.96%
1525 West W.T. Harris Blvd.
Charlotte, NC 28288-1151

SMALL CAP GROWTH FUND (INVESTOR SHARES)

Brian C. Beh	100.00%
8662 Great Waters Alcove
Eden Prarie, MN 55347

MID CAP FUND (CLASS A)

Wilmington Trust Company TTEE	8.69%
C/O Mutual Funds
P.O. Box 8971
Wilmington, DE 19899

Wilmington Trust FSB NY INV AGT	6.47%
P.O. Box 8882
Wilmington, DE 19899

INVESTMENT ADVISORY AND OTHER SERVICES

ROXBURY CAPITAL MANAGEMENT

Roxbury Capital Management, LLC, 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser to the WT Large Cap Growth Series, Mid Cap Series and the Small Cap Growth Series. Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments as well as to individuals. Roxbury is registered as an investment adviser with the SEC. Wilmington Trust Corporation has a controlling interest in Roxbury. Several affiliates of Roxbury are also engaged in the investment advisory business. Wilmington Trust FSB, a wholly owned subsidiary of Wilmington Trust Corporation, is a registered investment adviser. In addition, Wilmington Brokerage Services Company and Balentine & Company LLC, subsidiaries of Wilmington Trust, are registered investment advisers and broker-dealers. Cramer Rosenthal McGlynn, LLC (“CRM”) is a registered investment adviser. Wilmington Trust Corporation has a controlling interest in CRM.

Under the Investment Advisory Agreement, the WT Large Cap Growth Series pays a monthly advisory fee to Roxbury at the annual rate of 0.55% of the Series’ first $1 billion of average daily net assets; 0.50% of the Series next $1 billion of average daily net assets; and 0.45% of the Series’ average daily net assets. The Small Cap Growth Series pays a monthly advisory fee to Roxbury at the annual rate of 1.00% of the Series’ first $1 billion of average daily net assets; 0.95% for the Series’ next billion of average daily net assets; and 0.90% of the Series’ average daily net assets over $2 billion. The Mid Cap Series pays a monthly advisory fee to Roxbury at the annual rate of 0.75% of the Series’ first $1 billion of average daily net assets; 0.70% of the Series’ next billion of average daily net assets; and 0.65% of the Series’ average daily net assets over $2 billion. For the past three fiscal years, Roxbury received the following fees:

	12 Months Ended	12 Months Ended	12 Months Ended
	6/30/04	6/30/03	6/30/02
WT Large Cap Growth Series	$318,436	$314,850	$628,823
Mid Cap Series	$34,031	$3,641	$1,636
Small Cap Growth Series	$525,397	$13,345	N/A

Roxbury has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total operating expenses exceed 1.75% with respect to the Institutional Shares of the Roxbury Small Cap Growth Fund, 2.00% with respect to the Investor Shares of the Roxbury Small Cap Growth Fund, 1.30% with respect to the Institutional Shares of the Roxbury Mid Cap Fund, 1.55% with respect to the Class A Shares of Roxbury Mid Cap Fund, and 1.80% with respect to the Investor Shares of Roxbury Mid Cap Fund. Unless the Board of Trustees approves its earlier termination, the undertaking with respect to the Roxbury Small Cap and Roxbury Mid Cap Funds will remain in place until January 1, 2006 and November 2015, respectively. For the past three fiscal years, Roxbury waived and reimbursed the following fees:

	12 Months Ended	12 Months Ended	12 Months Ended
	6/30/04	6/30/03	6/30/02
Mid Cap Series	$7,653	$24,512	$20,071
Small Cap Growth Series	$0	$19,134	N/A
Roxbury Small Cap Growth Fund	$0	$52,608	N/A
Roxbury Mid Cap Fund	$102,557	$100,499	$63,026

ADVISORY SERVICES. Under the terms of the Investment Advisory Agreement, Roxbury agrees to: (a) direct the investments of each Series, subject to and in accordance with the Series’ investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for each Series, securities and other investments consistent with the Series’ objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Series; (d) pay the salaries of all personnel of the Series and Roxbury performing services relating to research, statistical and investment activities on behalf of the Series; (e) make available and provide such information as the Series and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of the Funds for consultation and discussion regarding the management of each Series and its investment activities. Additionally, Roxbury agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to a contract with a Series. The Master Trust and/or Roxbury may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the adviser delegates any or all of its duties as listed.

The Investment Advisory Agreement provides that Roxbury shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Series in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement. The salaries of any officers and the Interested Trustees of the Trust and the Master Trust who are affiliated with Roxbury and the salaries of all personnel of Roxbury performing services for each Series relating to research, statistical and investment activities are paid by Roxbury. Each Fund pays its respective pro rata portion of the advisory fee payable by its corresponding Series.

ADMINISTRATION AND ACCOUNTING SERVICES

Pursuant to Administration and Accounting Services Agreements dated October 1, 2004, PFPC Inc. performs certain administrative and accounting services for the Funds and the Series such as preparing shareholder reports, providing statistical and research data, assisting Roxbury and other investment advisers of the Master Trust in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Funds. In addition, PFPC prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Funds. The accounting services performed by PFPC include determining the net asset value per share of each Fund and Series and maintaining records relating to the securities transactions of the Funds and Series. From September 1, 2002 to October 1, 2004, RSMC, an affiliate of the Trust, provided administrative and accounting services and PFPC provided certain sub-administration services. Prior to September 1, 2002, PFPC provided administrative and accounting services for the Fund. Accordingly, the Trust and the Master Trust paid administrative fees to RSMC and PFPC, whether as administrator or sub-administrator of $3,633,484, $2,552,225 and $2,996,143 for fiscal years ended June 30, 2004, 2003 and 2002, respectively.

Pursuant to Compliance, Support and Recordkeeping Services Agreements dated October 1, 2004, RSMC, an affiliate of the Trust, performs certain non-investment related statistical and research services, execution and administrative support services, recordkeeping services as well as certain other coordination and fund related preparatory services for the Funds and Series. In consideration of the provision of these services, RSMC, investment adviser to the Fund and the Trust, receives an asset based fee of 0.006% of the Fund’s average daily net assets.

ADDITIONAL SERVICE PROVIDERS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Ernst & Young LLP serves as the independent registered public accounting firm to the Trust and the Master Trust providing services which include (1) auditing the annual financial statements for the Funds, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax returns filed on behalf of each Fund. Ernst & Young LLP is located at 2001 Market Street, Philadelphia, PA 19103.

LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Fund and WT Investment Trust I.

CUSTODIAN. Wilmington Trust Company, 1100 North Market Street, Wilmington DE 19890, serves as the Custodian. The Custodian’s services include, in addition to the custody of all cash and securities owned by the Trust and the Master Trust, the maintenance of custody accounts in the Custodian’s trust department, the segregation of all certificated securities owned by the Trust and the Master Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust and Master Trust, releasing and delivering securities from the custody accounts of the Trust and Master Trust, maintaining records with respect to such custody accounts, delivering to the Trust and Master Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed. Wilmington Trust Company receives a fee for its services based on the average daily net assets of the Trust and has appointed PFPC Trust Company as Sub-Custodian of the Trust and Master Trust.

TRANSFER AGENT. PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the Transfer Agent and Dividend Paying Agent.

DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN

The Distributor is currently located at 760 Moore Road, King of Prussia, PA 19406. The Distributor serves as the underwriter of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Pursuant to the terms of the Distribution Agreement, the Distributor is granted the right to sell the shares of the Funds as agent for the Trust. Shares of the Funds are offered continuously.

Under the terms of the Distribution Agreement, the Distributor agrees to use efforts deemed appropriate by the Distributor to solicit orders for the sale of shares of the Funds and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Distributor receives fees under the Funds’ Plans of Distribution, including the Funds’ Investor Shares Distribution Plan (the “Investor Shares Plan”) and the Roxbury Mid Cap Fund’s Class B Shares and Class C Shares Amended and Restated Distribution Plans (the “B Shares Plan” and “C Shares Plan,” respectively), each as adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, the “12b-1 Plans”), the Distributor will furnish or enter into arrangement with others for the furnishing of marketing or sales services with respect to the shares of the Funds as may be required pursuant to such plans. Moreover, to the extent that the Distributor receives shareholders service fees under any shareholder services plan adopted by the Funds, the Distributor will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Funds as may be required pursuant to such plan. The Distributor receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Institutional Shares or Class A Shares.

The Distribution Agreement became effective as of January 1, 2004 and continues in effect for a period of two years. Thereafter, the agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Funds or their shareholders for losses arising in connection with the sale of Fund shares.

The Distribution Agreement terminates automatically in the event of an assignment. The Distribution Agreement is also terminable without payment of any penalty with respect to any Fund (i) (by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of any Rule 12b-1 Plan of the Funds or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the applicable Fund) on sixty (60) days’ written notice to the Distributor; or (ii) by the Distributor on sixty (60) days’ written notice to the Fund.

The Distributor will be compensated for distribution services according to the 12b-1 Plans, regardless of the Distributor’s expenses. The 12b-1 Plans provide that the Distributor will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Distributor may pay certain financial institutions such as banks or broker-dealers who have entered into servicing agreements with the Distributor and other financial institutions for distribution and shareholder servicing activities.

The Investor Shares Plan provides that payment shall be made for any month only to the extent that such payment does not exceed (i) 0.25% on an annualized basis of the Investor Shares of each Fund’s average net assets; and (ii) limitations set from time to time by the Board of Trustees. The Class B Plan provides that monthly payments shall be made in the amount of 0.75% per annum of the Class B shares’ average net assets as compensation for the Distributor’s role in the distribution of Class B shares. The Class C Plan provides that monthly payments shall be made in the amount of 0.75% per annum of the average daily net assets to the Class C shares (or such lesser amount as may be established by a majority of the Board of Trustees, including a majority of the Independent Trustees) as compensation for the Distributor’s role in the distribution of Class C shares.

For the fiscal year ended June 30, 2004, the Funds paid no 12b-1 fees to the Distributor with respect to broker-dealer compensation.

Under the 12b-1 Plans, if any payments made by the adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by the Funds of the distribution of their shares, such payments are authorized. The Series may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plans. No preference for instruments issued by such depository institutions is shown in the selection of investments.

When purchasing Class A Shares, a sales charge will be incurred at the time of purchase (a “front-end load”) based on the dollar amount of the purchase. The maximum initial sales charge is 5.50%, which is reduced for purchases of $50,000 and more. Sales charges also may be reduced by using the accumulation privilege described under “Sales Charge Reductions and Waiver” in the prospectus. Although purchases of $1,000,000 or more may not be subject to an initial sales charge, if the initial sales charge is waived, such purchases may be subject to a contingent deferred sales charge (CDSC) of 1.00% if the shares are redeemed within one year after purchase.

Part of the front-end sales charge is paid directly to the selling broker-dealer (the “dealer reallowance”). The remainder is retained by the Distributor and may be used either to promote the sale of Class A Shares or to compensate the Distributor for its efforts to sell Class A Shares.

			Dealer Reallowance
	As a Percentage	As a Percentage of	as a Percentage of
Your Investment	of Offering Price	Your Investment	Offering Price
$50,000 and less	5.50%	5.82%	5.00%
$50,000 up to $150,000	5.00%	5.26%	4.50%
$150,000 up to $250,000	4.50%	4.71%	4.00%
$250,000 up to $500,000	3.50%	3.63%	3.00%
$500,000 up to $1,000,000	3.00%	3.09%	2.75%
Over $1,000,000	0.00%	0.00%	0.00%

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Roxbury places all portfolio transactions on behalf of each Series, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Debt securities purchased and sold by the Series are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with a Series) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter. When buying or selling securities, the Series may pay commissions to brokers who are affiliated with the investment adviser, a sub-adviser or the Series. During the fiscal years ended June 30, 2004, 2003 and 2002, each Series paid the following brokerage commissions:

	12 Months Ended	12 Months Ended	12 Months Ended
	6/30/04	6/30/03	6/30/02
WT Large Cap Growth Series	$154,159	$107,660	$214,073
Mid Cap Series	$19,208	$2,249	$1,281
Small Cap Growth	$543,161	$32,811 *	N/A

*Not annualized.

The variation in brokerage commissions paid by the Mid Cap and Small Cap Growth Series for the fiscal year ended June 30, 2004, as compared to the prior fiscal year, was due to a significant fluctuation in assets and a volatile market, which in effect resulted in an increase in transactions on which commissions were paid.

BROKERAGE SELECTION. The primary objective of Roxbury in placing orders on behalf of the Series for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting and monitoring a broker or dealer, Roxbury considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Series or to Roxbury.

Section 28(e) of the Securities Exchange Act of 1934 provides that an investment adviser, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), an investment adviser is required to make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or the investment adviser’s overall responsibilities with respect to accounts as to which it exercises investment discretion.” The services provided by the broker also must lawfully or appropriately assist the investment adviser in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Series may pay a higher broker commission than those available from another broker. Research services received from broker-dealers supplement an adviser’s own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.

Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with an investment adviser’s personnel with respect to computerized systems and data furnished to the investment adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information. The outside research assistance is useful to an adviser since the broker-dealers used by the advisers tend to follow a broad universe of securities and the research provided by such broker-dealers may provide an adviser with a diverse perspective on financial markets. Research services provided to an adviser by broker-dealers are available for the benefit of all accounts managed or advised by such investment adviser or by its affiliates. An investment advisers cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services. During the fiscal year ended June 30, 2004, each Series directed transactions and paid brokerage commissions because of research services provided in the following amounts:

	12 Months Ended 6/30/04
	Commissions Paid	Transactions Directed
WT Large Cap Growth Series	$42,202	$28,748,714
Mid Cap Series	$8,461	$6,184,642
Small Cap Growth Series	$61,439	$29,303,960

ALLOCATION OF PORTFOLIO TRANSACTIONS. Some of Roxbury’s other clients have investment objectives and programs similar to that of the Series. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with a Series. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of Roxbury not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between a Series and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Series and the other clients as to amount according to a formula determined prior to the execution of such transactions.

CAPITAL STOCK AND OTHER SECURITIES

The Trust issues five separate classes of shares. Each Fund offers Institutional and Investor Shares, except the Mid Cap Fund, which issues Institutional, Investor, Class A, Class B, and Class C Shares. The shares of each Fund, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

The separate classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that (i) Investor Shares, Class B Shares and Class C Shares pay Rule 12b-1 distribution expenses (and have exclusive voting rights with respect to the Rule 12b-1 Plan pursuant to which the distribution fee may be paid). The net income attributable to Investor Shares, Class B Shares and Class C Shares and the dividends payable on such shares will be reduced by the amount of any shareholder service or Rule 12b-1 distribution fees; accordingly, the net asset value of the Investor Shares, Class B Shares and Class C Shares will be reduced by such amount to the extent the Funds have undistributed net income.

Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Fund and class take separate votes on matters affecting only that Fund or class. For example, a change in the fundamental investment policies for a Fund would be voted upon only by shareholders of that Fund.

The Funds do not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Fund’s outstanding shares.

PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the prospectus. Additional methods to purchase shares are as follows:

Individual Retirement Accounts: You may purchase shares of the Funds for a tax-deferred retirement plan such as an individual retirement account (“IRA”). To order an application for an IRA and a brochure describing a Fund IRA, call the transfer agent at (800) 336-9970. PFPC Trust Company, as custodian for each IRA account receives an annual fee of $10 per account, paid directly to PFPC Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Fund shares owned by the IRA will be redeemed automatically as payment.

Automatic Investment Plan: You may purchase Fund shares through an Automatic Investment Plan (“AIP”). Under the AIP, the transfer agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the $2,000 minimum initial investment for Investor Shares and Class A, B and C Shares, and $100,000 minimum for Institutional Shares). You may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually. The purchase of Fund shares will be effected at their offering price at the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time), on or about the 20th day of the month. For an application for the Automatic Investment Plan, check the appropriate box of the application or call the transfer agent at (800) 336-9970.

Payroll Investment Plan: The Payroll Investment Plan (“PIP”) permits you to make regularly scheduled purchases of Fund shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer’s payroll department. Then, a portion of your paychecks will automatically be transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not the Fund, the Distributor, the investment advisers or the transfer agent, to arrange for transactions under the PIP. The Fund reserves the right to vary its minimum purchase requirements for employees participating in a PIP.

REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the “Redemption of Shares” section of the prospectus. Additional methods to redeem shares are as follows:

By Wire: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder’s signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.

Systematic Withdrawal Plan: If you own shares of a Fund with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan (“SWP”). Under the SWP, you may automatically redeem a portion of your account monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Fund shares will be effected at the NAV determined on or about the 25th day of the month. This service is generally not available for Wilmington Trust’s trust accounts or certain Service Organizations, because a similar service is provided through those organizations.

Additional Information Regarding Redemptions: If shares to be redeemed represent a recent investment made by check, the Funds reserve the right not to make the redemption proceeds available until it has reasonable grounds to believe that the check has been collected (which could take up to 10 days).

To ensure proper authorization before redeeming Fund shares, the transfer agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the transfer agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Funds will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than the shareholder’s cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder’s right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of a Fund’s securities or to determine the value of a Fund’s net assets, or (d) ordered by a governmental body having jurisdiction over a Fund for the protection of the Fund’s shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the affected Fund may withdraw their requests for redemption or may receive payment based on the net asset value of the Fund next determined after the suspension is lifted.

Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption “in-kind”) chosen by the Fund and valued in the same way as they would be valued for purposes of computing the net asset value of the applicable Fund. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the applicable Fund for any one shareholder during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.

PRICING OF SHARES. The net asset value per share of each Fund is determined by dividing the value of the Fund’s net assets by the total number of Fund shares outstanding. This determination is made by PFPC, as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) each day the Funds are open for business. The Funds are open for business on days when the Exchange, and PFPC are open for business.

In valuing a Fund’s assets, a security listed on the Exchange (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

DIVIDENDS

Dividends, if any, from the Funds’ net investment income and distributions of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss), realized by each Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.

TAXATION OF THE FUNDS

GENERAL. Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund intends to qualify to be classified under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) as a “regulated investment company” (“RIC”). To qualify or continue to qualify for treatment as a RIC under the Code, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income (generally dividends (without regard to the dividends received distribution), interest, net short-term capital gain and net gains from certain foreign currency transactions) and at least 90% of its net income from tax-exempt obligations (the “Distribution Requirement”) as well as meet several additional requirements. These requirements include, among others, the following: (1) each Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to its business of investing in such stock securities or those currencies; (2) at the close of each quarter of each Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash, cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of each Fund’s total assets and that does not represent more than 10% of such issuer’s outstanding voting securities; and (3) at the close of each quarter of each Fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of any two or more issuers that a Fund controls and which are determined to be in the same trade or business or similar or related trades or businesses.

To the extent a Fund qualifies for treatment as a RIC, the Fund will not be subject to federal income tax on ordinary income and net capital gains paid to shareholders in the form of dividends or capital gain distributions. Each Fund has elected to be treated as a RIC under the Code and intends to qualify as such for each future year.

If a Fund failed to qualify for treatment as a RIC in any taxable year, it would be subject to federal income tax on its taxable income at corporate income tax rates without reduction for distributions paid to shareholders and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

Each Fund will be subject to a nondeductible 4% excise tax (the “Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all (at least 98%) of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Fund’s gains or losses on sales of securities will be long-term capital gains or losses if the securities have been held by a Fund for more than twelve months and short-term capital gains or losses if not so held. Each Fund will be taxed on the amount of its undistributed net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gain dividends only. Each Fund is permitted to elect to include all or a portion of such undistributed net capital gain in the income of its shareholders on the last day of its taxable year. In such case the shareholder is given credit for the tax that the RIC paid and is entitled to increase its basis by the difference between the amount of includable gain and tax deemed paid. Currently, an individual’s maximum tax rate on long-term capital gains is 15%. A capital gain dividend is treated by the shareholders as a long-term capital gain regardless of how long the investor has owned shares in a Fund and is not eligible for the dividend received deduction for corporate shareholders. If a Fund invests in any instruments that generate taxable income, under the circumstances described in the prospectus, distributions of the investment company income will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, whether paid in cash or reinvested in additional shares. If such distribution to its shareholders is in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder’s tax basis and thereafter as capital gain. If a Fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders and treated as a capital gain. If a Fund invests in equity investments and the Fund makes distributions, the portion designated as qualified dividend income will be taxed at the same rate as long-term capital gains through 2008.

Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if they are paid by the Fund during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls, regardless of whether it is paid in January of the following year.

Investors should be aware that if Fund shares are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, the shareholder will pay full price for the shares and will receive some portion of the price back as a taxable distribution.

Upon a sale, exchange (whether or not for shares of another fund) or redemption of a shareholder’s shares, the shareholder will realize taxable gain or loss depending upon such shareholder’s basis in the shares. The gain or loss will be long-term capital gain or loss if the shares have been held for more than one year and short-term capital gain or loss if held for one year or less. Any loss realized on a sale or redemption of shares will be disallowed to the extent the shares are purchased within a period of 61 days, beginning 30 days before and ending 30 days after the shares are bought or sold. Any loss realized by a shareholder on the redemption or sale of shares held by the shareholder for six months or less will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions (or undistributed capital gain) to that shareholder with respect to those shares and are disallowed to the extent of any distributions of exempt-interest dividends received with respect to such shares. Capital losses are deductible only against capital gains except for individuals, who may deduct up to $3,000 against any income.

It is anticipated that all or a portion of the dividends from the net investment income of each Fund will qualify for the dividends-received deduction allowed to corporations. Corporate shareholders of a Fund are generally entitled to take the dividends received deduction with respect to all or a portion of the ordinary income dividends paid, to the extent of a Fund’s qualifying dividend income. The qualifying portion may not exceed the aggregate dividends received by a Fund from taxable U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax (“AMT”). Moreover, the dividends-received deduction will be reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed and will be eliminated if those shares are deemed to have been held for less than 46 days. Distributions of net short-term capital gain and net capital gain are not eligible for the dividends-received deduction. Individual shareholders who received qualified dividend income will be taxed on such qualified dividend income at long-term capital gain rates. Qualified dividend income generally means dividend income received (1) from a domestic corporation or (2) from certain foreign corporations in limited instances.

Each Fund will inform shareholders within 60 days after their fiscal year-end of the percentage of its dividends designated as (i) qualifying for the dividends received deduction and (ii) qualified dividend income taxable as net capital gain.

FOREIGN SECURITIES. Dividends and interest received, and gains realized, by a Fund may be subject to income, withholding or other taxes imposed by foreign countries or U.S. possessions (collectively, “foreign taxes”) that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. It is impossible to determine the rate of foreign tax in advance since the amount of a Fund’s assets to be invested in various countries is not known.

If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to benefit from any foreign tax credit or deduction that is available with respect to foreign taxes paid by a Fund. If the election is made, a Fund will treat those taxes as dividends paid to its shareholders and each shareholder (1) will be required to include in gross income, and treat as paid by the shareholder, a proportionate share of those taxes, (2) will be required to treat such proportionate share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as the shareholder’s own income from those sources and (3) may either deduct the taxes deemed paid by the shareholder in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax. Each Fund will report to its shareholders within 60 days after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions, as well as the amount of foreign taxes that are not allocable as a credit, if it makes this election. If a Fund makes this election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes all of which is included on Forms 1099 and all of whose foreign source income is “qualified passive income” may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

Each Fund may invest in the stock of passive foreign investment companies (“PFICs”). A PFIC is a foreign corporation – other than a “controlled foreign corporation” (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by “U.S. shareholders,” defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder — that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Fund acquires stock in a PFIC and holds the stock beyond the end of the year of acquisition, the Fund will be subject to federal income tax on a portion of any “excess distribution” received on the stock or of any gain from disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. In general, an excess distribution is the excess (if any) of (i) the amount of distributions received by a PFIC stockholder during the taxable year; over (ii) 125% of the average amount received during the preceding three years (or, if shorter, the holding period). The balance of the PFIC income will be included in a Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain, even if they are not distributed to the Fund by the QEF; those amounts most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to “mark to market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund’s adjusted basis therein as of the end of each year. Pursuant to the election, a Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. A Fund’s adjusted basis in each PFIC’s stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Under the PFIC rules, mark to market gains are treated as an excess distribution (as ordinary income). Any mark to market gain may have to be distributed by a Fund (even though no cash is received) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax.

HEDGING TRANSACTIONS. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and gains from options, futures and foreign currency contracts derived by a Fund with respect to its business of investing in securities qualify as permissible income under the source of income requirement. The complex tax rules affecting hedging strategies may affect the character, amount and timing of distributions to shareholders and may cause a Fund to satisfy the Distribution Requirement even though no cash was received for the income event.

SHORT SALES. Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in a Fund’s hands. Except in certain situations, special rules would generally treat the gains on short sales as short-term capital gains and would terminate the running of the holding period of “substantially identical property” held by a Fund. Moreover, a loss on a short sale will be treated as a long-term loss if, on the date of the short sale, “substantially identical property” held by a Fund has a long-term holding period.

STRADDLES. Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures and forward contracts in which a Fund may invest. Section 1092 defines a “straddle” as offsetting positions with respect to personal property; for these purposes, options, futures and forward contracts are personal property. Under Section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain “wash sale” rules (described above), which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles, which would defer the loss. If a Fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made.

CONSTRUCTIVE SALE. If a Fund has an “appreciated financial position” — generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis — and enters into a “constructive sale” of the same or substantially similar property, a Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

BACKUP WITHHOLDING. Each Fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is no an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.

Each Fund will provide an information return to shareholders describing the federal tax status of the dividends paid by the Fund during the preceding year within 60 days after the end of each year as required by present tax law. Individual shareholders will receive Form 1099-DIV and Form 1099-B as required by present tax law during January of each year. If a Fund makes a distribution after the close of its fiscal year, which is attributable to income or gains earned in such earlier fiscal year, then the Fund shall send a notice to its shareholders describing the amount and character of such distribution within 60 days after the close of the year in which the distribution is made. Shareholders should consult their tax advisers concerning the state or local taxation of such dividends, and the federal, state and local taxation of capital gains distributions.

The foregoing federal tax discussion is a general summary included for general informational purposes only and is not to be relied upon as tax advice. Each shareholder is advised to consult his/her own tax advisor with respect to the specific tax consequences of an investment in a Fund, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

This summary does not address any potential foreign, state or local tax consequences of an investment in a Fund. Shareholders may be subject to state and local taxes on distributions from a Fund in addition to federal income tax. Shareholders are urged to consult their tax advisors regarding specific questions relating to federal, state and local taxes.

FINANCIAL STATEMENTS

The audited financial statements and financial highlights of the Funds, including each of their corresponding Series for the fiscal year ended June 30, 2004, are set forth in the Annual Report to shareholders, including the notes thereto and the report of Ernst & Young LLP thereon. The Annual Report is incorporated herein by reference.

APPENDIX A

OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES

Regulation of the Use of Options, Futures and Forward Currency Contract Strategies. As discussed in the prospectus, in managing a Fund’s corresponding Series, the adviser may engage in certain options, futures and forward currency contract strategies for certain bona fide hedging, risk management or other portfolio management purposes. Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options, futures and forward currency contracts is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded. The Board of Trustees has adopted investment guidelines (described below) reflecting these regulations.

In addition to the products, strategies and risks described below and in the prospectus, the adviser expects to discover additional opportunities in connection with options, futures and forward currency contracts. These new opportunities may become available as new techniques develop, as regulatory authorities broaden the range of permitted transactions and as new options, futures and forward currency contracts are developed. These opportunities may be utilized to the extent they are consistent with each Fund’s investment objective and limitations and permitted by applicable regulatory authorities. The registration statement for the Funds will be supplemented to the extent that new products and strategies involve materially different risks than those described below and in the prospectus.

Cover Requirements. The Series will not use leverage in their options and futures. Accordingly, the Series will comply with guidelines established by the SEC with respect to coverage of these strategies by either (1) earmarking or setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount; or (2) holding securities or other options or futures contracts whose values are expected to offset (“cover”) their obligations thereunder. Securities, currencies, or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of the Series’ assets could impede portfolio management, or the Series’ ability to meet redemption requests or other current obligations.

Options Strategies. A Series may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange, on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction.

Each Series may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Series to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Series either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.

Each Series may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables the Series to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Series below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Series realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.

Each Series may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, the Series may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the

A-1

securities actually held. If the adviser’s judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which a Series purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.

Each Series may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the Series declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by the Series. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Series will be obligated to sell the security at less than its market value.

Each Series may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the Series will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the Series would expect to suffer a loss.

Each Series may purchase put and call options and write covered put and call options on indices in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which a Series invests. Perfect correlation is not possible because the securities held or to be acquired by the Series will not exactly match the composition of indices on which options are purchased or written.

Each Series may purchase and write covered straddles on securities or indices. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. The Series would enter into a long straddle when the adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered “cover” for both the put and the call. The Series would enter into a short straddle when the adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, the Series will earmark or segregate cash and/or liquid, unencumbered securities in an account with its custodian equivalent in value to the amount, if any, by which the put is “in-the-money,” that is, that amount by which the exercise price of the put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A-2

Each Series may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indices (“index warrants”). An index warrant is usually issued by a bank or other financial institution and gives the Series the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if a Series holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the Series holds a put warrant and the value of the underlying index falls, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The Series holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; the Series holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If the Series does not exercise an index warrant prior to its expiration, then the Series loses the amount of the purchase price that it paid for the warrant.

Each Series will normally use index warrants as it may use index options. The risks of the Series’ use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Series’ ability to exercise the warrants at any time or in any quantity.

Options Guidelines. In view of the risks involved in using the options strategies described above, each Series has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:

1.	each Series will write only covered options, and each such option will remain covered so long as the Series is obligated thereby; and

2.	no Series will write options (whether on securities or securities indices) if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of its total net assets.

Special Characteristics and Risks of Options Trading. A Series may effectively terminate its right or obligation under an option by entering into a closing transaction. If a Series wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, the Series may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, a Series may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit a Series to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If a Series is unable to effect a closing purchase transaction with respect to options it has acquired, the Series will have to allow the options to expire without recovering all or a portion of the option premiums paid. If a Series is unable to effect a closing purchase transaction with respect to covered options it has written, the Series will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the Series may experience material losses due to losses on the option transaction itself and in the covering securities.

In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

1.	The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and

A-3

general market conditions. For this reason, the successful use of options depends upon the adviser’s ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

2.	Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by the Series is exercised or unless a closing transaction is effected with respect to that position, the Series will realize a loss in the amount of the premium paid and any transaction costs.

3.	A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Series intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

4.	With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is “in-the-money” (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If the Series writes a call option on an index, the Series will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If the Series holds an index option and exercises it before the closing index value for that day is available, the Series runs the risk that the level of the underlying index may subsequently change.

5.	A Series’ activities in the options markets may result in a higher Series turnover rate and additional brokerage costs; however, the Series also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

Futures and Related Options Strategies. Each Series may engage in futures strategies for certain non-trading bona fide hedging, risk management and portfolio management purposes.

Each Series may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of the Series’ securities holdings. To the extent that a portion of a Series’ holdings correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. For example, if a Series correctly anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of the Series’ holdings. A Series may purchase index futures contracts if a significant market or market sector advance is anticipated. Such a purchase of a futures contract would serve as a temporary substitute for the purchase of the underlying securities, which may then be purchased, in an orderly fashion. This strategy may minimize the effect of all or part of an increase in the market price of securities that a Series intends to purchase. A rise in the price of the securities should be in part or wholly offset by gains in the futures position.

As in the case of a purchase of an index futures contract, a Series may purchase a call option on an index futures contract to hedge against a market advance in securities that the Series plans to acquire at a future date. The Series may write covered put options on index futures as a partial anticipatory hedge, and may

A-4

write covered call options on index futures as a partial hedge against a decline in the prices of securities held by the Series. This is analogous to writing covered call options on securities. The Series also may purchase put options on index futures contracts. The purchase of put options on index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by the Series.

Futures and Related Options Guidelines. In view of the risks involved in using the futures strategies that are described above, each Series has adopted the following investment guidelines to govern its use of such strategies. The Board of Trustees may modify these guidelines without shareholder vote.

1.	The Series will engage only in covered futures transactions, and each such transaction will remain covered so long as the Series is obligated thereby.

2.	The Series will not write options on futures contracts if aggregate exercise prices of previously written outstanding options (whether on securities or securities indices), together with the value of assets used to cover all outstanding futures positions, would exceed 25% of its total net assets.

Special Characteristics and Risks of Futures and Related Options Trading. No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, a Series is required to deposit with its custodian, in a segregated account in the name of the futures broker through whom the transaction is effected, or earmark, an amount of cash, U.S. Government securities or other liquid instruments generally equal to 10% or less of the contract value. This amount is known as “initial margin.” When writing a call or a put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin on a futures contract is in the nature of a performance bond or good-faith deposit on the contract that is returned to a Series upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Series may be required by a futures exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as “marking to market.” For example, when a Series purchases a contract and the value of the contract rises, the Series receives from the broker a variation margin payment equal to that increase in value. Conversely, if the value of the futures position declines, a Series is required to make a variation margin payment to the broker equal to the decline in value. Variation margin does not involve borrowing to finance the futures transaction, but rather represents a daily settlement of a Series’ obligations to or from a clearing organization.

Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option. Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for the Series to close a position and, in the event of adverse price movements, the Series would have to make daily cash payments of variation margin (except in the case of purchased options). However, if futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

A-5

In considering a Series’ use of futures contracts and related options, particular note should be taken of the following:

1.	Successful use by a Series of futures contracts and related options will depend upon the adviser’s ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. For example, if the price of an index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Series would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, the advantage may be partially offset by losses in the futures position. In addition, if a Series has insufficient cash, it may have to sell assets to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect a rising market. Consequently, a Series may need to sell assets at a time when such sales are disadvantageous to the Series. If the price of the futures contract moves more than the price of the underlying securities, a Series will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

2.	In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities that cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market. Such speculative activity in the futures market also may cause temporary price distortions. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

3.	Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although each Series intends to purchase and sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, a Series would continue to be required to make variation margin payments.

4.	Like options on securities, options on futures contracts have limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that such markets for all options on futures contracts will develop.

5.	Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount

A-6

at risk when the Series purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Series when the use of a futures contract would not, such as when there is no movement in the level of the underlying index value or the securities or currencies being hedged.

6.	As is the case with options, a Series’ activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. However, a Series also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

A-7

APPENDIX B

DESCRIPTION OF RATINGS

Moody’s, S&P and Fitch are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody’s, S&P and Fitch to the securities in which the Funds’ corresponding Series may invest is discussed below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The advisers attempt to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a Series, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Series. In that event, an adviser will consider whether it is in the best interest of the Series to continue to hold the securities.

Moody’s Ratings

Corporate and Municipal Bonds.

Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Corporate and Municipal Commercial Paper. The highest rating for corporate and municipal commercial paper is “P-1” (Prime-1). Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Municipal Notes. The highest ratings for state and municipal short-term obligations are “MIG 1,” “MIG 2” and “MIG 3” (or “VMIG 1,” “VMIG 2” and “VMIG 3” in the case of an issue having a variable-rate demand feature). Notes rated “MIG 1” or “VMIG 1” are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. Notes rated “MIG 2” or “VMIG 2” are of high quality, with margins of protection that are ample although not so large as in the preceding group. Notes rated “MIG 3” or “VMIG 3” are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

B-1

S&P Ratings

Corporate and Municipal Bonds.

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay interest and repay principal.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Corporate and Municipal Commercial Paper. The “A-1” rating for corporate and municipal commercial paper indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be rated “A-1+.”

Municipal Notes. The “SP-1” rating reflects a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be rated “SP-1+.” The “SP-2” rating reflects a satisfactory capacity to pay principal and interest.

Fitch Ratings

Description of Fitch’s highest state and municipal notes rating.

AAA — Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA — Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

F-1+ — Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 — Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

B-2

APPENDIX C

PROXY VOTING POLICIES AND PROCEDURES

ROXBURY CAPITAL MANAGEMENT, LLC

I. GENERAL PRINCIPLES

Roxbury Capital Management, LLC (“Roxbury”) recognizes its responsibility to vote proxies in respect of securities owned by a client in the economic best interests of its client and without regard to the interests of Roxbury or any other client of Roxbury.

These Proxy Voting Policies and Procedures (“Policies”) apply to securities held in client accounts in which Roxbury has direct voting authority. The Policies are subject to any proxy voting guideline or direction of a client as long as following the proxy voting guideline or direction is prudent under the circumstances.

Roxbury’s policy is to exercise its proxy voting discretion absent special circumstances and in accordance with the guidelines set forth in the “Proxy Voting Guidelines” below. Any changes to the Proxy Voting Guidelines must be pre-approved in writing by the Proxy Voting Committee (“Committee”).

II. VOTING PROCESS

Roxbury votes all proxies on behalf of a client’s portfolio unless a) the client requests in writing that Roxbury not vote, b) the proxies are associated with unsupervised securities, c) the proxies are associated with securities transferred to Roxbury’s management then liquidated because Roxbury does not follow those securities, or d) the costs of voting the proxies outweigh the benefits.

In addition, Roxbury does not vote proxies for some accounts that it manages under agreements it has with certain brokerage consultant firms whereby clients pay a single fee based on a percentage of assets under management for brokerage, custody and Roxbury’s investment management services (“Wrap Fee Agreement”). If Roxbury does not vote the proxies, it may make proxy voting recommendations to the brokerage consultant firm with whom it has a Wrap Fee Agreement and that firm votes the proxies.

The Operations Department (“Operations”) is responsible for voting proxies received by Roxbury. Operations will forward proxy proposals to the appropriate industry analyst.

The analyst will review the issues to be voted upon, related information, and the research provided by a proxy research service. The proxy research service also provides customized proxy research consistent with Roxbury’s policies for accounts with special vote sensitivities, including socially responsible and Taft Hartley accounts. The analyst will make a recommendation to the Proxy Voting Committee as to how the proxy issues should be voted.

The Proxy Voting Committee provides centralized management of the proxy voting process and makes all proxy voting decisions except under special circumstances as noted below. The Committee:

a)	supervises the proxy voting process, including the identification of potential material conflicts of interest involving Roxbury and the proxy voting process in respect of securities owned by a client;

b)	determines how to vote proxies relating to issues not covered by these Policies; and

c)	determines when Roxbury may deviate from these Policies.

The Proxy Voting Committee has at least three members at all times. Members of the Committee are comprised of portfolio managers, analysts, and one other Roxbury employee.

C-1

The Proxy Voting Committee will review the recommendations provided by Roxbury’s analyst. After review of these recommendations, the proxy will be voted according to the majority vote of the Committee. If a Committee member disagrees with the recommendations of the analyst, the reasons for the disagreement will be documented. Operations will keep documents of proxy decisions made by the Committee. Since Roxbury generally considers the quality of a company’s management in making investment decisions, Roxbury regularly votes proxies in accordance with the recommendations of a company’s management if there is no conflict with shareholder value.

Roxbury may determine not to vote proxies in respect of securities of any issuer if it determines it would be in its clients’ overall best interests not to vote. Such determination may apply in respect of all client holdings of the securities or only certain specified clients, as Roxbury deems appropriate under the circumstances. As an example, the Proxy Voting Committee may determine not to vote certain securities positions if, in its judgment, the expense and administrative inconvenience outweigh the benefits to clients of voting the securities.

Roxbury uses a proxy voting agent to ensure that, as much as possible, votable shares get voted and timely reporting is provided for Roxbury and its clients. Operations submits proxy votes for a portfolio to the proxy voting agent if the custodian of the portfolio’s assets has a relationship with the agent. Proxies for portfolios not set up at the proxy voting agent will be voted using other means.

III. CONFLICTS OF INTEREST

Potential or actual conflicts of interest relating to a particular proxy proposal may be handled in various ways depending on the type and materiality. Depending upon the facts and circumstances of each situation and the requirements of applicable law, options include:

1)	Voting the proxy in accordance with the voting recommendation of a non-affiliated third party vendor.

2)	Voting the proxy pursuant to client direction.

Voting the securities of an issuer where the following relationships or circumstances exist are deemed to give rise to a material conflict of interest for purposes of these Policies:

a)	The issuer is a client of Roxbury and Roxbury manages its portfolio or its retirement plan. In such case, Roxbury will obtain an independent, third party opinion and will follow the recommendation of such third party.

b)	The issuer is an entity in which the Roxbury industry analyst assigned to review the proxy has a relative[1] in management of the issuer or an acquiring company. In such case, the analyst will not make any vote recommendations and another analyst will review the proxy. Although the proxy will be assigned to a different analyst, the industry analyst will still be available to answer questions about the issuer from other Proxy Committee members.

c)	The issuer is an entity in which a Proxy Committee member has a relative in management of the issuer or an acquiring company. In such case, the Proxy Committee member will not vote on the proxy and a member of the Executive Committee will vote instead.

d)	The issuer is an entity in which an officer or director of Roxbury or a relative of any such person is or was an officer, director or employee, or such person or relative otherwise has received more than $500 annually

[1] For the purposes of these Policies, “relative” includes the following family members: spouse, minor children or stepchildren or children or stepchildren sharing the person’s home.

C-2

during Roxbury’s last three fiscal years. In such case, Roxbury will obtain an independent, third party opinion and will follow the recommendation of such third party.

e)	The issuer is Wilmington Trust Corporation. Due to Wilmington Trust Corporation’s partial ownership of Roxbury, Roxbury would have a conflict of interest in voting proxies on Wilmington’s stock; however, as a matter of policy, Roxbury does not purchase shares of Wilmington Trust Corporation for client portfolios.

f)	Another client or prospective client of Roxbury, directly or indirectly, conditions future engagement of Roxbury on voting proxies in respect of any client’s securities on a particular matter in a particular way.

g)	Conflict exists between the interests of an employee benefit plan’s portfolio and the plan sponsor’s interests. In such case, Roxbury will resolve in favor of the plan’s portfolio.

h)	Any other circumstance where Roxbury’s duty to serve its clients’ interests, typically referred to as its “duty of loyalty,” could be compromised.

Notwithstanding the foregoing, a conflict of interest described above shall not be considered material for the purposes of these Policies in respect of a specific vote or circumstance if:

•	The securities in respect of which Roxbury has the power to vote account for less than 1% of the issuer’s outstanding voting securities, but only if: (i) such securities do not represent one of the 10 largest holdings of such issuer’s outstanding voting securities and (ii) such securities do not represent more than 2% of the client’s holdings with Roxbury.

•	The matter to be voted on relates to a restructuring of the terms of existing securities or the issuance of new securities or a similar matter arising out of the holding of securities, other than common equity, in the context of a bankruptcy or threatened bankruptcy of the issuer.

For clients that are registered investment companies (“Funds”), where a material conflict of interest has been identified and the matter is not covered by the Policies, Roxbury will disclose the conflict and the Proxy Voting Committee’s determination of the manner in which to vote to the Fund’s Board or committee of the Board. The Proxy Voting Committee’s determination will take into account only the interests of the Fund, and the Proxy Voting Committee will document the basis for the decision and furnish the documentation to the Fund’s Board or committee of the Board.

For clients other than Funds, where a material conflict of interest has been identified and the matter is not covered by the Policies, the Proxy Voting Committee will disclose the conflict to the client and advise the client that its securities will be voted only upon the recommendations of an independent third party.

IV. RECORDKEEPING AND RETENTION

Operations retains records relating to the voting of proxies, including:

a)	a copy of these Policies and any amendments thereto;

b)	a copy of each proxy statement that Roxbury receives regarding client securities;

c)	a record of each vote cast by Roxbury on behalf of clients;

d)	a copy of any document created by Roxbury that was material to making a decision on how to vote or that memorialized the basis for that decision;

e)	a copy of each written request for information on how Roxbury voted proxies on behalf of the client, and a copy of any written response by Roxbury to any oral or written request for information on how Roxbury voted.

C-3

Roxbury will maintain and preserve these records for such period of time as required to comply with applicable laws and regulations.

Roxbury may rely on proxy statements filed on the SEC’s EDGAR system or on proxy statements and records of votes cast by Roxbury maintained by a third party, such as a proxy voting service (provided Roxbury had obtained an undertaking from the third party to provide a copy of the proxy statement or record promptly on request).

V. CLIENT DISCLOSURE

Roxbury will provide a report of how proxies were voted and copy of its specific guidelines to those clients who request such information. Requests for proxy information may be sent to the attention of Proxy Department, Roxbury Capital Management, LLC, 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401.

PROXY VOTING GUIDELINES

     1. OPERATIONAL ITEMS

We support policies that strengthen shareholders’ rights in relation to annual and special shareholder meetings, ratification of auditors, maintaining shareholders’ ability to vote on transactions, compensation or other general corporate issues that may arise.

     2. BOARD OF DIRECTORS

We support policies that allow for strong corporate governance, including a majority of independent board directors, and key committees that are chaired by independent board directors.

We support declassified boards and oppose cumulative voting of stock. We support liability protection for board directors except in cases of gross negligence and fraud, and prefer stock ownership by boards, but do not require it.

     3. EXECUTIVE AND DIRECTOR COMPENSATION

We support executive and director compensation policies that appropriately align management incentives with creating long-term shareholder value. We consider the salaries, annual bonuses and option/restricted stock programs together in determining the reasonableness of compensation packages. We support salaries that are consistent with industry standards. We support annual bonuses that require management to achieve key business metrics that are definable, measurable, and are components to increasing shareholder value through sound business policies. We support stock compensation programs that limit the dilution to public shareholders while providing incentive to management and directors to increase shareholder value. We oppose restricted stock programs that do not require management to achieve key business metrics that are definable, measurable, and are components to increasing shareholder value through sound business policies. We oppose accelerated vesting of stock options or restricted stock as a result of short term stock price fluctuations. We oppose retirement and health care plans for non-employee directors. We support employee stock ownership plans (ESOPs) and 401(k) savings plans for employees. We generally oppose golden and tin parachute programs.

     4. PROXY CONTESTS

In a contested election of directors, we take into account the target company’s long-term financial performance relative to its industry, management’s track record, background to the proxy contest, qualifications of director nominees (both slates), stock ownership positions, and evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met. We support confidential voting.

     5. ANTI-TAKEOVER DEFENSES AND VOTING RELATED ISSUES

We oppose policies that weaken shareholders’ rights in the event of proposed mergers and acquisitions. We oppose poison pills and supermajority voting requirements. We also oppose giving the board of directors exclusive

C-4

authority to amend the bylaws, and we support proposals to allow or make easier shareholder actions by written consent. We support reasonable proposals for shareholders to call special meetings.

     6. MERGERS AND CORPORATE RESTRUCTURINGS

Proposals pertaining to asset purchases or sales, bundled proposals, securities conversions, reorganizations, restructurings, joint ventures, leverage buy-outs, liquidations, mergers and acquisitions, spin-offs, or other such corporate actions are evaluated on a case-by-case basis taking into consideration the terms of the transaction, the proposed benefit to shareholders, and the likelihood of achieving such benefit.

     7. STATE OF INCORPORATION

We support reincorporation proposals that are based on sound business reasons and do not infringe upon or weaken shareholders’ rights.

     8. CAPITAL STRUCTURE

Proposals to change capital structure are evaluated for their impact and ability to strengthen shareholder rights. We oppose creating new classes of stock with different voting rights. We oppose increasing authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill). We oppose increases in common stock that allow for excessive granting of options. We oppose authorizing new classes of stock with unspecified voting, conversion, dividend distribution, and other rights.

     9. SOCIAL AND ENVIRONMENTAL ISSUES

Proposals in this category, initiated primarily by shareholders, typically request that the company disclose or amend certain business practices. We generally believe that these are “ordinary business matters” that are primarily the responsibility of management and should be evaluated and approved solely by the corporation’s board of directors. Many times, such proposals are for items in which the company already makes disclosures and is bound by rules from various existing regulatory or enforcement agencies. Often, proposals may address concerns with which we philosophically agree, but absent a compelling economic impact on shareholder value, we will typically vote with management on these proposals. This reflects our opinion that regardless of our personal perspective on the issue, these decisions should be the province of company management unless they have a significant, tangible impact on the value of our investment and we don’t view management as responsive in the matter.

C-5

PART C - OTHER INFORMATION

ITEM 22.	EXHIBITS.
(a)(i)(a)	Amended and Restated Agreement and Declaration of Trust of WT Mutual Fund (the “Fund”). (9)

(a)(i)(b)	Amended Schedule A to Amended and Restated Agreement and Declaration of Trust of the Fund. (18)

(a)(i)(c)	Amended Schedule A to Amended and Restated Agreement and Declaration of Trust of the Fund is filed herewith.

(a)(ii)	Certificate of Trust dated June 1, 1994. (1)

(a)(iii)	Certificate of Amendment to Certificate of Trust dated October 7, 1994. (2)

(a)(iv)	Certificate of Amendment to Certificate of Trust dated October 20, 1998. (3)

(b)	Amended and Restated By-Laws. (9)

(c)	See Articles III, VII, and VIII of Registrant’s Amended and Restated Agreement and Declaration of Trust. (9)

(d)(i)(a)	Advisory Agreement between WT Investment Trust I (the “Trust”), on behalf of the Prime Money Market Series, Premier Money Market Series, U.S. Government Series, Tax-Exempt Series, Large Cap Core Series, Short/Intermediate Bond Series, Short-Term Income Series, Broad Market Bond Series, Municipal Bond Series, International Multi-Manager Series, Real Estate Series, Large Cap Quantitative Series, Large Cap Multi-Manager Series, Mid Cap Quantitative Series, Mid Cap Multi-Manager Series, Small Cap Quantitative Series, Small Cap Multi-Manager Series and Rodney Square Management Corporation (“RSMC”). (4)

(d)(i)(b)	Amended Schedules A and B to Advisory Agreement with RSMC. (15)

(d)(ii)(a)	Advisory Agreement between the Trust, on behalf of the Large Cap Value Series, Small Cap Value Series and Mid Cap Value Series (the “CRM Funds”), and Cramer Rosenthal McGlynn, LLC (“CRM”). (4)

(d)(ii)(b)	Amended Schedules A and B to Advisory Agreement with CRM is filed herewith.

(d)(iii)(a)	Advisory Agreement between the Trust, on behalf of the WT Large Cap Growth Series, Mid Cap Series and Small Cap Growth Series (the “Roxbury Funds”), and Roxbury Capital Management, LLC (“Roxbury”). (4)

(d)(iii)(b)	Amended Schedules A and B to Advisory Agreement with Roxbury. (12)

(d)(iv)	Sub-Advisory Agreement among the Trust, on behalf of the International Multi-Manager Series, RSMC and Goldman Sachs Asset Management, L.P. (“GSAM”). (15)

(d)(v)	Sub-Advisory Agreement among the Trust, on behalf of the International Multi-Manager Series, RSMC and Julius Baer Investment Management Inc. (“JBIM”). (11)

(d)(vi)	Sub-Advisory Agreement among the Trust, on behalf of the Real Estate Series, RSMC and AEW Management and Advisors, L. P. (“AEW”). (15)

C -1

ITEM 22.	EXHIBITS.
(d)(vii)	Sub-Advisory Agreement among the Trust, on behalf of the Real Estate Series, RSMC and Real Estate Management Series Group LLC. (“REMS”). (15)

(d)(viii)	Advisory Agreement between the Fund, on behalf of the Wilmington Large Cap Strategic Allocation Fund, Wilmington Mid Cap Strategic Allocation Fund, Wilmington Small Cap Strategic Allocation Fund, and Wilmington Small Cap Core Portfolio and RSMC. (13)

(d)(xi)	Sub-Advisory Agreement among the Trust, on behalf of the Large Cap Multi-Manager Series, RSMC and Armstrong Shaw Associates, Inc. (“ASA”). (14)

(d)(xii)	Sub-Advisory Agreement among the Trust, on behalf of the Large Cap Multi-Manager Series, RSMC and Montag & Caldwell, Inc. (“M&C”). (14)

(d)(xiii)	Sub-Advisory Agreement among the Trust, on behalf of the Mid Cap Multi-Manager Series, RSMC and Bennett Lawrence Management, LLC (“BLM”). (14)

(d)(xiv)	Sub-Advisory Agreement among the Trust, on behalf of the Mid Cap Multi-Manager Series, RSMC and Eubel Brady and Suttman Asset Management, Inc. (“EBS”). (14)

(d)(xv)	Sub-Advisory Agreement among the Trust, on behalf of the Mid Cap Multi-Manager Series, RSMC and Equity Investment Corporation (“EIC”). (14)

(d)(xvi)	Sub-Advisory Agreement among the Trust, on behalf of the Small Cap Multi-Manager Series, RSMC and Batterymarch Financial Management, Inc. (“BFM”). (14)

(d)(xvii)	Sub-Advisory Agreement among the Trust, on behalf of the Small Cap Multi-Manager Series, RSMC and Systematic Financial Management L.P. (“SFM”). (14)

(d)(xviii)	Sub-Advisory Agreement among the Trust, on behalf of the Large Cap Quantitative Series, the Mid Cap Quantitative Series, and the Small Cap Quantitative Series, RSMC and Parametric Portfolio Associates LLC. (18)

(d)(xviv)	Sub-Advisory Agreement among the Trust, on behalf of the Large Cap Multi-Manager Series, RSMC and First Quadrant, LP. (18)

(e)(i)	Distribution Agreement with Professional Funds Distributor, LLC. (17)

(e)(ii)	Form of Broker-Dealer Agreement. (17)

(f)	Deferred Compensation Plan for Independent Trustees. (10)

(g)(i)	Custody Agreement between the Fund and Wilmington Trust Company (“Wilmington Trust”). (15)

(g)(ii)	Foreign Custody Agreement between the Trust and PFPC Trust Company. (15)

(g)(iii)	Sub-Custody Agreement among the Fund, Wilmington Trust and PFPC Trust Company. (7)

(h)(i)(a)	Transfer Agency Agreement between the Fund and PFPC Inc. (4)

(h)(i)(b)	Amended Exhibit A to Transfer Agency Agreement with PFPC Inc. (14)

(h)(i)(c)	Amendment to Transfer Agency Agreement with PFPC Inc. (11)

(h)(ii)(a)	Administration and Accounting Services Agreement between the Fund and RSMC. (15)

C -2

ITEM 22.	EXHIBITS.
(h)(ii)(b)	Administration and Accounting Services Agreement between the Fund and PFPC Inc. is filed herewith.

(h)(iii)	Shareholder Service Plan for the CRM Funds. (18)

(h)(iv)	Shareholder Service Plan for the Roxbury Funds. (5)

(h)(v)	Shareholder Service Plan for the Wilmington Funds and Balentine Premier Money Market Portfolio. (10)

(h)(vi)	Shareholder Service Plan for the Retail Shares of the CRM Funds. (11)

(h)(vii)	Shareholder Service Plan for the Service Shares of the Wilmington Large Cap Strategic Allocation Fund, Wilmington Mid Cap Strategic Allocation Fund and Wilmington Small Cap Strategic Allocation Fund. (13)

(h)(viii)	Compliance, Support and Record Keeping Services Agreement with RSMC is filed herewith.

(i)	Not applicable.

(j)	Consent of Independent Auditors is filed herewith.

(k)	Not applicable.

(l)	None.

(m)(i)	Plan of Distribution Pursuant to Rule 12b-1. (18)

(m)(ii)	Amended and Restated Distribution Plan for the Class B Shares of the Roxbury Funds. (6).

(m)(iii)	Amended and Restated Distribution Plan for the Class C Shares of the Roxbury Funds. (6)

(n)(i)	Multiple Class Plan Pursuant to Rule 18f-3. (18)

(p)(i)	Code of Ethics of the Trust and the Fund. (17)

(p)(ii)	Code of Ethics of Cramer Rosenthal McGlynn, LLC. (17)

(p)(iii)	Code of Ethics of Roxbury Capital Management, LLC. (4)

(p)(iv)	Code of Ethics of GSAM. (15)

(p)(v)	Code of Ethics of JBIM. (11)

(p)(vi)	Code of Ethics of AEW. (12)

(p)(vii)	Code of Ethics of REMS. (13)

(p)(viii)	Code of Ethics of PPA. (14)

(p)(ix)	Code of Ethics of ASA. (14)

(p)(x)	Code of Ethics of M&C. (14)

(p)(xi)	Code of Ethics of BLM. (14)

C -3

ITEM 22.	EXHIBITS.
(p)(xii)	Code of Ethics of EBS. (14)

(p)(xiii)	Code of Ethics of EIC. (14)

(p)(xiv)	Code of Ethics of BFM. (14)

(p)(xv)	Code of Ethics of SFM. (14)

(p)(xvi)	Code of Ethics of RSMC and Wilmington Trust. (17)

(p)(xvii)	Code of Ethics of First Quadrant, L.P. is filed herewith.

(q)(i)(a)	Powers of Attorney for Robert H. Arnold, Eric Brucker, Nicholas A. Giordano, Louis Klein, Jr., Clement C. Moore, II, John J. Quindlen and William P. Richards. (7)

(q)(i)(b)	Power of Attorney for Mark A. Sargent. (8)

(1)	Previously filed with the Securities and Exchange Commission (the “SEC”) on Form N-1A on July 25, 1994 and incorporated herein by reference.

(2)	Previously filed with the SEC with Pre-Effective Amendment No. 1 on Form N-1A of November 29, 1994 and incorporated herein by reference.

(3)	Previously filed with the SEC with Post-Effective Amendment No. 10 on Form N-1A on November 1, 1999 and incorporated herein by reference.

(4)	Previously filed with the SEC with Post-Effective Amendment No. 12 on Form N-1A on October 31, 2000 and incorporated herein by reference.

(5)	Previously filed with the SEC with Post-Effective Amendment No. 13 on Form N-1A on February 23, 2001 and incorporated herein by reference.

(6)	Previously filed with the SEC with Post-Effective Amendment No. 14 on Form N-1A on August 17, 2001 and incorporated herein by reference.

(7)	Previously filed with the SEC with Post-Effective Amendment No. 15 on Form N-1A on November 1, 2001 and incorporated herein by reference.

(8)	Previously filed with the SEC with Post-Effective Amendment No. 16 on Form N-1A on February 28, 2002 and incorporated herein by reference.

(9)	Previously filed with the SEC with Post-Effective Amendment No. 17 on Form N-1A on June 10, 2002 and incorporated herein by reference.

(10)	Previously filed with the SEC with Post-Effective Amendment No. 18 on Form N-1A on August 26, 2002 and incorporated herein by reference.

(11)	Previously filed with the SEC with Post-Effective Amendment No. 19 on Form N-1A on October 25, 2002 and incorporated herein by reference.

(12)	Previously filed with the SEC with Post-Effective Amendment No. 20 on Form N-1A on November 15, 2002 and incorporated herein by reference.

C -4

(13)	Previously filed with the SEC with Post-Effective Amendment No. 21 on Form N-1A on April 28, 2003 and incorporated herein by reference.

(14)	Previously filed with the SEC with Post-Effective Amendment No. 22 on Form N-1A on August 28, 2003 and incorporated herein by reference.

(15)	Previously filed with the SEC with Post-Effective Amendment No. 23 on Form N-1A on October 29, 2003 and incorporated herein by reference.

(16)	Previously filed with the SEC with Post-Effective Amendment No. 24 on Form N-1A on November 18, 2003 and incorporated herein by reference.

(17)	Previously filed with the SEC with Post-Effective Amendment No. 25 on Form N-1A on July 16, 2004 and incorporated herein by reference.

(18)	Previously filed with the SEC with Post-Effective Amendment No. 26 on Form N-1A on August 27, 2004 and incorporated herein by reference.

ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

WILMINGTON TRUST CORPORATION AND SUBSIDIARIES

Wilmington Trust Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
Holding company for Wilmington Trust Company, Wilmington Trust of Pennsylvania, Wilmington Trust FSB, WT
Investments, Inc., Rodney Square Management Corporation, Balentine Holdings, Inc. and Wilmington Trust (UK)
Limited

Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, Delaware
Delaware-chartered bank and trust company

Wilmington Trust FSB
One South Street, Suite 2160 Baltimore, Maryland 21202Federal savings bank headquartered in Maryland, a registered investment adviser

Wilmington Trust of Pennsylvania
795 East Lancaster Avenue
Villanova, Pennsylvania
Commercial bank headquartered in Pennsylvania

WT Investments, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Corporation and an investment holding company

C -5

Brandywine Insurance Agency, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a licensed insurance agent and broker for life, casualty and property insurance

Brandywine Finance Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company which is a finance company

Brandywine Life Insurance Company, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a reinsurer of credit life insurance written in connection with closed-end consumer loans Wilmington Trust makes

Wilmington Trust SP Services, Inc.
(f/k/a Delaware Corporate Management, Inc.)
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides nexus and other services for Delaware holding companies and other Delaware entities.

Wilmington Trust SP Services (Nevada), Inc.
(f/k/a Nevada Corporate Management, Inc.)
3773 Howard Hughes Parkway
Las Vegas, Nevada
A subsidiary of Wilmington Trust SP Services, Inc. that provides nexus and other services for Nevada holding companies and other Nevada entities

Rodney Square Management Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Corporation and a registered investment advisor

Wilmington Brokerage Services Company
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a registered broker-dealer and a registered investment advisor

100 West Tenth Street Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that holds title to and maintains certain real estate on behalf of
Wilmington Trust Company and Compton Realty Corporation

C -6

Compton Realty Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a partner in Rodney Square Investors, L.P., the partnership that holds title to the Wilmington Trust Center

Rodney Square Investors, L.P.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
49% owned by Compton Realty Corporation. Partnership that holds title to the Wilmington Trust Center

Drew-VIII-Ltd.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that holds title to and manages certain troubled real estate on behalf of
Wilmington Trust Company

Siobain VI, Ltd.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that holds title to and manages certain troubled real estate on behalf of
Wilmington Trust Company

Wilmington Trust SP Services (New York), Inc. (f/k/a) WTC Corporate Services, Inc.)
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides nexus and other services

WT Services of Delaware, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides back-office and support services to Wilmington Trust
Company and its affiliates

Wilmington Trust SP (Delaware) Services, Inc.
(f/k/a Organization Services, Inc.)
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust SP Services, Inc., that provides nexus and other services for Delaware holding companies and other Delaware entities

Special Services Delaware, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust SP Services, Inc., a special purpose entity used to facilitate corporate transactions

C -7

Wilmington Trust Global Services, Ltd.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides nexus and other services

Wilmington Trust (Cayman), Ltd.
George Town, Cayman Islands, British West Indies
A subsidiary of Wilmington Trust Company that provides trust services

Wilmington Trust (Channel Islands), Ltd.
St. Helier, Jersey, Channel Islands
A subsidiary of Wilmington Trust Company that provides trust services

Balentine Holdings, Inc.
3455 Peachtree Road
Suite 2000
Atlanta, Georgia
A subsidiary of Wilmington Trust Corporation that holds our interest in Balentine Delaware Holding Company,
LLC and owns Balentine Management, Inc.

Balentine Delaware Holding Company, LLC
3455 Peachtree Road
Suite 2000
Atlanta, Georgia 30325
Owned by Balentine Holdings, Inc.

Balentine & Company, LLC
3455 Peachtree Road
Suite 2000
Atlanta, Georgia 30325
Owned by Balentine Delaware Holding Company, LLC. A registered broker-dealer and a registered investment adviser

Balentine Management, Inc.
1100 North Market Street
Rodney Square North
Wilmington, DE 19890
A subsidiary of Balentine Holdings, Inc.

Wilmington Trust (UK) Limited
200 Aldersgate Street
London, EC1A 4JJ
A subsidiary of Wilmington Trust Corporation Holding company

SPV Management Limited
78 Cannon Street, London, EC4P 5LN
A subsidiary of Wilmington Trust (UK) Limited that provides nexus and other services

SPV Advisors Limited
78 Cannon Street, London, EC4P 5LN
A subsidiary of Wilmington Trust (UK) Limited that serves as advisor to SPV Management Limited

C -8

Lord SPV Limited
78 Cannon Street, London, EC4P 5LN
A subsidiary of SPV Management Limited

SPV Management (Dublin) Limited
78 Cannon Street, London, EC4P 5LN
A subsidiary of SPV Management Limited that provides nexus and other services

SPV Management (Italia) SRL
Studio Tributare Deiure, Via Pontaccio 10, Milan, 20120, Italy
A subsidiary of SPV Management Limited that provides nexus and other services

SPV Jersey Limited
Oak Walk, St. Peter, Jersey, JE3 7EF
A subsidiary of SPV Management Limited that provides nexus and other services

SPV Cayman Limited
Q&H Corporate Services Ltd., Third Floor, Harbour Centre,
P.O. Box 1347, Georgetown, Grand Cayman, BWIO, Cayman Islands
A subsidiary of SPV Management Limited that provides nexus and other services

Bedell SPV Management (Jersey) Limited
26 New Street, St. Helier, Jersey JE2 3RA, Channel Islands
51% owned by SPV Management Limited
Provides nexus and other services

WT Delaware Capital Corp.

Wilmington Investment Managers, Inc.
Rodney Square North
1100 North Market Street
Wilmington, DE

California Corporate Management, Inc.
Rodney Square North
1100 North Market Street
Wilmington, DE

AFFILIATES

Cramer Rosenthal McGlynn, LLC
White Plains, New York
A registered investment adviser
(69.144% equity interest owned by WT Investments, Inc.)

Roxbury Capital Management, LLC
Santa Monica, California
A registered investment adviser
(30% profits interest owned by WT Investments, Inc.
40% equity interest owned by WT Investments, Inc.)

Clemente Capital, Inc.
152 West 57th Street
New York, New York 10017
(24.9% equity interest owned by WT Investments, Inc.)

C -9

Balentine & Company of Tennessee, L.L.C.
113 Seaboard Lane
Franklin, Tennessee 37067
(47.2% owned by Balentine Delaware Holding Company, LLC)

Camden Partners Holdings, LLC
One South Street, Suite 215
Baltimore, MD 21202
(28.75% equity interest owned by WT Investments, Inc.)
A registered investment adviser

Camden Partners Equity Advisors, LLC
One South Street, Suite 215
Baltimore, MD 21202
100% owned by Camden Partners Holdings, LLC
A registered investment adviser

ITEM 24. INDEMNIFICATION.

          The Fund’s Amended and Restated Agreement and Declaration of Trust (the “Agreement”) and Amended and Restated By-laws provide, among other things, that the trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent employee, investment adviser or distributor of the Fund, nor shall any trustee be responsible for the act or omission of any other trustee, and the Fund out of its assets may indemnify and hold harmless each trustee and officer of the Fund from and against any and all claims, demands, costs, losses, expenses and damages whatsoever arising out of or related to such trustee’s performance of his or her duties as a trustee or officer of the Fund; provided that the trustees and officers of the Fund shall not be entitled to an indemnification or held harmless if such liabilities were a result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. (See Article IX of the Agreement filed as Exhibit 22(a)(i) and Article IX of the Fund’s By-laws filed as Exhibit 22(b)).

          The Trust is party to an investment advisory agreement with each of RSMC, CRM and Roxbury (each, an “Adviser”) and the Fund is party to an investment advisory agreement with RSMC. Paragraph 8 of each of the foregoing investment advisory agreements with the Trust and Paragraph 7 of the foregoing investment advisory agreement with the Fund provide that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under their respective agreements, the Adviser shall not be subject to liability to the Trust or the Fund, any Series of the Trust or the Fund or any of its shareholders for any act or omission in the course of, or connected with, rendering services under such agreements or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Trust or the Fund. Any liability of an Adviser to any series of the Trust or the Fund shall not automatically impart liability on the part of such Adviser to any other series of the Trust or the Fund. No series of the Fund shall be liable for the obligations of any other series of the Fund.

          The Trust is also party to a sub-advisory agreement with each of GSAM, JBIMI, AEW, REMS, PPA, ASA, M&C, BLM, EBS, EIC, BFM, SFM and First Quadrant (each, a Sub-Adviser). Each of the foregoing sub-advisory agreements provides that the Sub-Adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by its respective sub-advisory agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust or Rodney Square Management Corporation, provided, however, that such acts or omissions shall not have resulted from the Sub-Adviser’s willful misfeasance, bad faith, gross negligence or a reckless disregard of duty un its sub-advisory agreement.

     Indemnification of Professional Funds Distributor, LLC (the “Distributor”), the Fund’s principal underwriter against certain losses is provided for in Section 10 of the Underwriting Agreement with the Distributor incorporated by reference as Exhibit (e)(1) hereto. In Section 10 of the Underwriting Agreement, the Fund agrees to

C -10

indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense, arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Fund (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Fund does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Fund by or on behalf of the Distributor.

          Indemnification of RSMC in its capacity as administrator and accounting agent against certain losses is provided for in Section 12 of the Administration and Accounting Services Agreement with RSMC incorporated by reference as Exhibit (h)(ii)(a) hereto. The Fund, on behalf of each series of the Fund, agrees to indemnify and hold harmless RSMC, its affiliates and its authorized agents from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the securities laws and any state or foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) attorneys’ fees and disbursements arising directly or indirectly from any action or omission to act which RSMC, its affiliates or its authorized agents take (i) at the request or on the direction of or in reliance on the advice of the Fund or (ii) upon oral instructions or written instructions. Neither RSMC, nor any of its affiliates or agents, shall be indemnified against any liability (or any expenses incident to such liability) arising out of RSMC’s or its affiliates’ or its agents’ own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under the Administration and Accounting Services Agreement.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

(i)	Rodney Square Management Corporation (“RSMC”)

The only employment of a substantial nature of each of RSMC’s directors and officers is with RSMC and its affiliated companies.

(ii)	Cramer Rosenthal McGlynn, LLC (“CRM”)

The only employment of a substantial nature of each of CRM’s directors and officers is with CRM.

(iii)	Roxbury Capital Management, LLC (“Roxbury”)

The only employment of a substantial nature of each of Roxbury’s directors and officers is with Roxbury.

(iv)	AEW Management and Advisors, L.P. (“AEW”)

The only employment of a substantial nature of each of AEW’s directors and officers is with AEW.

(v)	Real Estate Management Services Group, LLC (“REMS”).

The only employment of a substantial nature of each of REMS’ directors and officers is with REMS.

(vi)	Goldman Sachs Asset Management, L.P. Set forth below are the names and businesses of certain managing directors of GSAM L.P who are engaged in any other business, profession, vocation or employment of a substantial nature.

Name	Position With Sub-Adviser	Other Affiliations
Henry M. Paulson, Jr.	Managing Director	Chairman, Chief Executive Officer and Director, The Goldman Sachs Group, Inc.

Robert J. Hurst	Managing Director	Vice Chairman and Director, The Goldman

C -11

Name	Position With Sub-Adviser	Other Affiliations
Sachs Group, Inc.,

John A. Thain	Managing Director	President, Co-Chief Operating Officer and Director, The Goldman Sachs Group, Inc.

John L. Thornton	Managing Director	President, Co-Chief Operating Officer and Director, The Goldman Sachs Group, Inc

David W. Blood	Managing Director and Co- Head(Asset Management Group)	Director, Goldman Sachs Asset Management International

(viii) Julius Baer Investment Management Inc.

Name	JBIM Title	Outside Employer	Relationship
Bernard Spilko	Director	SVP Branch Manager of Bank Julius Baer & Co. Ltd. (New York), Managing Director of Julius Baer Securities Inc.	Employee of Julius Baer Securities Inc.

Stuart G. Adam	Director	SVP Head of Private Banking – Bank Julius Baer & Co. Ltd. (New York)	Employee of Bank Julius Baer & Co. Ltd. (New York)

Alessandro E. Fussina	Director	Ilander Ltd. – President; Julius Baer Securities Inc. - Director; Bank Julius Baer & Co. Ltd. (New York) – Chairman of Advisory Board	Employee of Illander Ltd.

Leo T. Schrutt	Chairman	Julius Baer Holding Ltd. – Member of Group Executive Board	Employee of JBIM

Julius Baer Asset Management – President

Edward A. Clapp	FVP Head of Compliance	FVP – Director of Compliance for Julius Baer Securities Inc. and Bank Julius Baer & Co. Ltd. (New York)	Employee of Bank Julius Baer & Co. Ltd. (New York)

Francoise M. Birnholz	SVP – Corporate Secretary and General Counsel	SVP – General Counsel for Julius Baer Securities Inc. and Bank Julius Baer & Co. Ltd. (New York)	Employee of Bank Julius Baer & Co. Ltd. (New York)

Hendricus F. Bocxe	VP and Compliance Officer	VP and Compliance Officer for Julius Baer Securities Inc. and Bank Julius Baer & Co. Ltd. (New York)	Employee of Bank Julius Baer & Co. Ltd. (New York)

*	Julius Baer Securities Inc. and Bank Julius Baer & Co. Ltd (New York) are located at 330 Madison Avenue, New York, N.Y. 10017.

**	Illander Ltd. is located at 350 Park Avenue, New York, N.Y. 10022.

***	Julius Baer Holding Ltd is located at Bahnofstrasse 36, Zurich Switzerland and Julius Baer Asset Management is located at Brandschenkestrasse 40, Zurich, Switzerland.

(viii) Parametric Portfolio Associates

PPA is a registered investment adviser providing investment management services to the Fund. The directors and officers of PPA are set forth below.

Name	Position with Sub-Adviser	Other Affiliations
Andrew Abramsky	Chief Operating Officer	None

C -12

Name	Position with Sub-Adviser	Other Affiliations
William E. Cornelius	Chairman of the Board	Director of PPA Acquisition Corporation, DBA Parametric Portfolio Associates.

Brian Langstraat	Chief Executive Officer	Director of PPA Acquisition Corporation, DBA Parametric Portfolio Associates.

David M. Stein	Chief Investment Officer	Director of PPA Acquisition Corporation, DBA Parametric Portfolio Associates.

(ix) Armstrong Shaw Associates, Inc.

The only employment of a substantial nature of each of ASA’s directors and officers is with ASA.

(x) Montag & Caldwell, Inc.

M&C is a registered investment adviser providing investment management services to the Fund. M&C is a member of the ABN AMRO group of companies. The directors and officers of Montag & Caldwell are set forth below. To the knowledge of the Fund, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name	Position with Sub-Adviser	Other Affiliations
Sandra M. Barker	Vice President	None

Janet B. Bunch	Vice President	None

Debra Bunde Reams	Vice President	None

Ronald E. Canakaris	President, Chief Executive Officer, Chief Investment Officer and Director	None

Elizabeth C. Chester	Senior Vice President and Secretary	None

Tom Cross Brown	Director	None

Jane R. Davenport	Vice President	None

James L. Deming	Vice President	None

Helen M. Donahue	Vice President	None

Marcia C. Dubs	Assistant Vice President	None

Katherine E. Ryan	Assistant Vice President	None

Brion D. Friedman	Vice President	None

Charles Jefferson Hagood	Vice President	None

Richard W. Haining	Vice President	None

Mark C. Hayes	Vice President	None

Lana M. Jordan	Vice President and Director of Marketing	None

Andrew W. Jung	Vice President	None

Rebecca M. Keister	Vice President	None

William E. Long III	Vice President	None

Charles E. Markwalter	Vice President	None

Grover C. Maxwell III	Vice President	None

Michael A. Nadal	Vice President	None

C -13

Name	Position with Sub-Adviser	Other Affiliations
Solon P. Patterson	Chairman of the Board	None

Carla T. Phillips	Assistant Vice President	None

Brian W. Stahl	Vice President and Treasurer	None

M. Scott Thompson	Vice President	None

Debbie J. Thomas	Assistant Vice President	None

David L. Watson	Vice President	None

William A. Vogel	Senior Vice President	None

Homer W. Whitman, Jr.	Senior Vice President	None

John S. Whitney, III	Vice President	None

(xi) Bennett Lawrence Management, LLC

The only employment of a substantial nature of each of BLM’s directors and officers is with BLM.

(xii) Eubel Brady and Suttman Asset Management, , Inc.

The only employment of a substantial nature of each of EBS’s directors and officers is with EBS.

(xiii) Equity Investment Corporation

The only employment of a substantial nature of each of EIC’s directors and officers is with EIC.

(xiv) Batterymarch Financial Management, Inc.

Batterymarch Financial Management, Inc. (“Batterymarch”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of Batterymarch have been engaged as director, officer, employee, partner, or trustee.

Name	Position with Sub-Adviser	Other Affiliations
Deepak Chowdhury	Director	Vice President, Legg Mason Fund Adviser, Inc. (“LMFA”) Manager, Brandywine Asset Management, Inc. (“Brandywine”)

William L. Elcock	CEO and Director	None

C -14

Name	Position with Sub-Adviser	Other Affiliations
Timothy C. Scheve	Director	Senior Executive Vice President, Legg Mason, Inc.; Senior Executive Vice President and Director, Legg Mason Wood Walker, Incorporated (“LMWW”); President and Director, LMTower; Manager, Brandywine; Director, Gray, Seifert & Co., Inc. (“Gray Seifert”); Director, Berkshire Asset Management, Inc. (“Berkshire”); Director, Bartlett & Co. (“Bartlett”); Director, Legg Mason Capital Management, Inc. (“LMCM”); Director, LMFA; Director, Legg Mason Funds Management, Inc. (“LMFM”); Director, LMTrust; Director, Western Asset Management Company (“WAM”); Director, Western Asset Management Company Limited (“WAMCL”)

Edward A. Taber III	Director	Senior Executive Vice President, Legg Mason, Inc.; Director, LM Holdings Limited; Director, Legg Mason Holdings Limited; Director, LMCM; Director, LMFA; Director, LMFM; Director, WAM; Director, WAMCL; Director, LMREI

Tania Zouikin	Chairman and Director

(xvi) Systematic Financial Management L.P.

The only employment of a substantial nature of each of SFM’s directors and officers is with SFM.

(xvii) First Quadrant L.P.

First Quadrant, L.P currently serves as general partner for six unregistered funds, which the Firm also manages. First Quadrant also has a beneficial interest in FQN Management, LLC, a SEC registered investment adviser. No partners, directors, or officers of first Quadrant, L.P. hold any other form of substantial employment.

Name	Position with Sub-Adviser	Other Affiliations
Robert D. Arnott	Chairman	None

Ronnie M. Darnell	Chief Investment Officer	None

Curtis J. Ketterer	Chief Operating Officer	None

Christopher G. Luck	Director of Equity Portfolio Management	None

Timothy S. Meckel	Director of Client Service	None

Phillip T. Miller	Director of Potions and Derivative Products	None

Kent C. Roberts II	Director of Marketing	None

Mark A. Arredonodo	Chief Information Officer	None

Andrew L. Berkin	Director - Equity Research	None

Mark B. Brewster	Director - Marketing	None

Joel L. Brouwer	Chief Financial Officer	None

Kenneth J. Ferguson	Director - Research	None

Kenneth R. Funk	Chief Compliance Officer	None

Dori S. Levanoni	Director - Research	None

Jia Ye	Director - Equity Research	None

ITEM 26. PRINCIPAL UNDERWRITER.

(a) Professional Funds Distributor, LLC (the “Distributor”) acts as principal underwriter for the following investment companies as of August 23, 2004:

Armada Funds
Armada Advantage Fund
WT Investment Trust

     Professional Funds Distributor, LLC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Professional Funds Distributor, LLC is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

C -15

(b) The following is a list of the executive officers, directors, and partners of Professional Funds Distributor, LLC:

Philip H. Rinnander	President & Owner
Barbara A. Rice	Vice President
Thomas L. Schwegel	Vice President
Jennifer DiValerio	Vice President

(c) Not applicable.

ITEM 27. LOCATIONS OF ACCOUNTS AND RECORDS.

All accounts and records are maintained by the Fund, or on its behalf by the Fund’s sub-administrator, transfer agent, dividend-paying agent and sub-accounting services agent, PFPC Inc., 301 Bellevue Parkway, Wilmington, DE 19809.

ITEM 28. MANAGEMENT SERVICES.

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 29. UNDERTAKINGS.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Fund furnishes the following undertaking:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

C -16

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 28 to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Wilmington, State of Delaware on the 28th day of October, 2004.

WT MUTUAL FUND

By:	/s/ Robert J. Christian

Robert J. Christian, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Robert H. Arnold * Robert H. Arnold	Trustee	October 28, 2004
/s/ Eric Brucker * Eric Brucker	Trustee	October 28, 2004
/s/ Robert J. Christian Robert J. Christian	Trustee, President, Chief Executive Officer	October 28, 2004
/s/ John R. Giles John R. Giles	Chief Financial Officer	October 28, 2004
/s/ Nicholas A. Giordano * Nicholas A. Giordano	Trustee	October 28, 2004
/s/ Louis Klein, Jr. * Louis Klein, Jr.	Trustee	October 28, 2004
/s/ Clement C. Moore, II * Clement C. Moore, II	Trustee	October 28, 2004
/s/ John J. Quindlen * John J. Quindlen	Trustee	October 28, 2004
/s/ William P. Richards * William P. Richards	Trustee	October 28, 2004
/s/ Mark Sargent * Mark Sargent	Trustee	October 28, 2004

* By	/s/ Robert J. Christian

Robert J. Christian
Attorney-in-Fact

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION
22(a)(i)(c)	Amended Schedule A to Amended and Restated Agreement and Declaration of Trust of the Fund.

22(d)(ii)(b)	Amended Schedules A and B to Advisory Agreement with CRM.

22(h)(ii)(b)	Administration and Accounting Services Agreement between the Fund and PFPC Inc.

22(h)(viii)	Compliance, Support and Record Keeping Services Agreement with RSMC.

22(j)	Consent of Independent Auditors.

22(p)(xviii)	Code of Ethics of First Quadrant, L.P.